UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10263

  GuideStone Funds

(Exact name of registrant as specified in charter)

5005 Lyndon B. Johnson Freeway, Suite 2200

                Dallas, TX 75244-6152

(Address of principal executive offices) (Zip code)

Matthew A. Wolfe, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

5005 Lyndon B. Johnson Freeway, Suite 2200

                                         Dallas, TX 75244-6152

(Name and address of agent for service)

Registrant’s telephone number, including area code: 214-720-4640

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1.  Reports to Stockholders.

The Report to Shareholders is attached herewith.

Semi-Annual Report

June 30, 2018
(Unaudited)

	INSTITUTIONAL	INVESTOR
TARGET DATE FUNDS		
MyDestination 2015 Fund	GMTYX	GMTZX
MyDestination 2025 Fund	GMWYX	GMWZX
MyDestination 2035 Fund	GMHYX	GMHZX
MyDestination 2045 Fund	GMYYX	GMFZX
MyDestination 2055 Fund	GMGYX	GMGZX
ASSET ALLOCATION FUNDS		
Conservative Allocation Fund	GCAYX	GFIZX
Balanced Allocation Fund	GBAYX	GGIZX
Growth Allocation Fund	GGRYX	GCOZX
Aggressive Allocation Fund	GAGYX	GGBZX
SELECT FUNDS		
Money Market Fund	GMYXX	GMZXX
Low-Duration Bond Fund	GLDYX	GLDZX
Medium-Duration Bond Fund	GMDYX	GMDZX
Extended-Duration Bond Fund	GEDYX	GEDZX
Global Bond Fund	GGBEX	GGBFX
Strategic Alternatives Fund	GFSYX	GFSZX
Defensive Market Strategies Fund	GDMYX	GDMZX
Equity Index Fund	GEQYX	GEQZX
Global Real Estate Securities Fund	GREYX	GREZX
Value Equity Fund	GVEYX	GVEZX
Growth Equity Fund	GGEYX	GGEZX
Small Cap Equity Fund	GSCYX	GSCZX
International Equity Index Fund	GIIYX	
International Equity Fund	GIEYX	GIEZX
Emerging Markets Equity Fund	GEMYX	GEMZX

GuideStone® Funds

GuideStone Funds

Privacy Notice

NOTICE CONCERNING YOUR PRIVACY RIGHTS

This notice will provide you with information concerning our policies with respect to non-public personal information that we collect about you in connection with the following financial products and services provided and/or serviced by the entities listed below: Individual Retirement Accounts (“IRAs”) and/or personal mutual fund accounts.

The confidentiality of your information is important to us, as we recognize that you depend on us to keep your information confidential, as described in this notice.

We collect non-public personal information about you with regard to your IRA and/or investment accounts from the following sources:

•	Information we receive from you on applications or other forms;

•	Information about your transactions with us, our affiliates or others (including our third-party service providers);

•	Information we receive from others, such as service providers, broker-dealers and your personal agents or representatives; and

•	Information you and others provide to us in correspondence sent to us, whether written, electronic or by telephone.

We may disclose such non-public personal financial information about you to one or more of our affiliates as permitted by law. An affiliate of an organization means any entity that controls, is controlled by or is under common control with that organization. GuideStone Funds, GuideStone Financial Resources of the Southern Baptist Convention, GuideStone Capital Management, LLC, GuideStone Resource Management, Inc., GuideStone Investment Services, GuideStone Trust Services, GuideStone Financial Services and GuideStone Advisors (collectively “GuideStone”) are affiliates of one another. GuideStone and Foreside Funds Distributors LLC do not sell your personal information to non-affiliated third parties.

We may also disclose any of the personal information that we collect about you to non-affiliated third parties as permitted by law. For example, we may provide your information to non-affiliated companies that provide account services or that perform marketing services on our behalf and to other financial institutions with which we have joint marketing agreements. We restrict access to non-public personal information about you to those of our employees who need to know that information in order for us to provide products and services to you. We also maintain physical, electronic and procedural safeguards to guard your personal information.

These procedures will continue to remain in effect after you cease to receive financial products and services from us.

If you have any questions concerning our customer information policy, please contact a customer solutions specialist at 1-888-GS-FUNDS (1-888-473-8637).

This report has been prepared for shareholders of GuideStone Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus, which contains more complete information about the Funds. Investors are reminded to read the prospectus carefully before investing. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Fund shares are distributed by Foreside Funds Distributors LLC, 400 Berwyn Park, 899 Cassatt Road, Suite 110, Berwyn, PA 19312.

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present you with the 2018 GuideStone Funds Semi-Annual Report. This report reflects our unwavering commitment to integrity in financial reporting so you may stay fully informed of your investments. We trust that you will find this information valuable when making investment decisions.

During the first half of 2018, our staff continued to work diligently on behalf of all of our investors. Many members of our team are being called upon by the likes of Bloomberg, Reuters, CNBC and Fox Business Channel for their expertise as these media outlets look for voices who can speak to the financial and market issues of our day. This same thought leadership is diligently focused on your investments each and every day.

Our offices will be making a move — our first in almost three decades — on August 20, 2018. Our new state-of-the-art office is about 10 miles from our current offices. The team is looking forward to new space that will allow us to collaborate even more efficiently for the benefit of our investors.

We invite you to learn more about GuideStone Funds and all of the various investment options available by visiting our website, GuideStoneFunds.com, or contacting us at 1-888-GS-FUNDS (1-888-473-8637). Thank you for choosing to invest in GuideStone Funds.

Sincerely,

John R. Jones, CFA

President

FROM THE CHIEF INVESTMENT OFFICER

Matt L. Peden, CFA

U.S. equity markets started the year on a hot streak, extending 2017’s gains and recording the strongest January performance since 1997. After 15 consecutive months of positive returns, however, markets ran out of steam in February and briefly entered correction territory on fears of rising inflation and higher interest rates. The struggle for returns continued into the second quarter, as the S&P 500® Index1 posted its worst start to the month of April since 1929. Things picked up in May and June, driven largely by robust corporate earnings, strong gains in the technology sector and a meaningful decline in volatility. The S&P 500® Index finished the six-month period ended June 30, 2018, up 2.65%, with the NASDAQ2 up 9.37%. The Dow Jones Industrial Average3 was slightly negative, closing the first half of the year down -0.73%.

A strong U.S. dollar was a significant headwind for non-U.S. securities during the first half of the year, especially in the second quarter, while weakening foreign economic growth also contributed to a challenging return environment. The MSCI EAFE Index4, which measures equity market performance in global developed markets (excluding the United States and Canada), finished down -2.75% for the six months ended June 30, 2018. The MSCI Emerging Markets Index5, which measures equity market performance in 24 emerging market countries, was down -6.66%. The Bloomberg Barclays Global Aggregate Bond Index6, which provides a broad-based measure of the global investment grade bond market, was down -1.46%.

U.S. fixed-income markets, characterized by a flattening U.S. Treasury yield curve and modestly widening spreads, also had difficulty over the first six months of the year. The broad U.S. investment grade market, as measured by the Bloomberg Barclays US Aggregate Bond Index7, ended the most recent six months down -1.62%, while the Bloomberg Barclays US Corporate High Yield Index8 finished relatively flat at 0.16%.

The table below summarizes the 2018 returns for each index described above.

Index	1st Quarter 2018 Returns	2nd Quarter 2018 Returns	YTD Returns as of June 30, 2018
U.S. Equities
S&P 500®	-0.76%	3.43%	2.65%
Dow Jones Industrial Average	-1.96%	1.26%	-0.73%
NASDAQ	2.59%	6.61%	9.37%
International Equities
MSCI EAFE	-1.53%	-1.24%	-2.75%
MSCI Emerging Markets	1.42%	-7.96%	-6.66%
U.S. Fixed Income
Bloomberg Barclays US Aggregate Bond	-1.46%	-0.16%	-1.62%
Bloomberg Barclays US High Yield – Corporate	-0.86%	1.03%	0.16%
Global Fixed Income
Bloomberg Barclays Global Aggregate Bond	1.36%	-2.78%	-1.46%

Tariffs and Trade

Tariffs and trade policy seemed to dominate headlines throughout the first half of the year as President Trump pursued his “America First” campaign promise to level the playing field on trade. The administration’s first major trade actions occurred in January, with the U.S. imposing tariffs on solar panels and washing machines. Fears of a potential trade war were sparked a couple of months later when President Trump levied tariffs on aluminum and steel imports. In June, the President announced additional tariffs on approximately $50 billion of Chinese goods, with the threat of further tariffs on another $200 billion.

President Trump has generally hardened his rhetoric on trade over the past few months, especially as it relates to China. In response, many of America’s key trading partners have imposed retaliatory tariffs on U.S. exports, with China strategically targeting goods that are produced in the American heartland where a large contingent of the President’s most ardent supporters reside. Despite the back-and-forth gamesmanship we have seen displayed between President Trump and other world leaders, the tariffs to date, both levied and threatened, remain fairly small relative to the overall size of the U.S. economy and are dwarfed by the expected financial benefits of the Tax Cuts and Jobs Act of 2017, President Trump’s keynote tax reform legislation. This is an important issue to watch, however, as small tariffs can quickly escalate into a trade war that can have significant negative ramifications on economic growth and financial markets.

Financial Tightening

As expected, the Federal Reserve (“Fed”) raised the federal funds rate twice during the first half of the year, once in March and once in June. Spurred by full employment, moderate inflation and an expectation of continued economic strength, the Fed has become increasingly hawkish under the leadership of new chairman Jerome Powell. After its March meeting, the Fed announced it had raised its estimate for calendar year 2019 from two to three rate increases. Furthermore, the Fed indicated after its June meeting that two additional rate hikes are likely to occur in 2018. The first six months of the year was characterized by a flattening yield curve.

While the Fed is currently the most hawkish of the global central banks – and thus the farthest along in its tightening activities – another key central bank began to lay the groundwork for future financial tightening. At its June meeting, the European Central Bank announced its intention to wind down quantitative easing9 by the end of the year. Barring a sharp reversal in the world economy, financial tightening should start to gradually proliferate across the globe in the not-too-distant future – slowing the flow of money and reducing global liquidity.

Conclusion

When considering present-day economic and financial market conditions, there are reasons for investors to be optimistic. Despite the prolonged length of the current bull market, the U.S. economy continues to be in expansion mode, unemployment is at its lowest level in over 18 years and both business and consumer sentiment remain at historically strong levels. Moreover, the full impact of the Tax Cuts and Jobs Act has likely not yet been felt.

Equities, however, are demonstrating clear signs of late cycle behavior (such as technology sector leadership) and investor risk appetite is beginning to fall. Investors appear to be reacting more quickly to negative headlines, while tightening financial conditions (i.e., rising interest rates, inflation and oil prices) should reduce investors’ desire for risky assets over time. Going forward, we believe volatility will likely return to higher, and historically normal, levels, with additional market drawdowns possible as the year progresses. As a reminder, declines in the 10% range are very normal and are, at times, considered healthy developments for markets that have produced outsized gains.

It is also important to remember that the average market decline in a mid-term election year (which 2018 is) is approximately -18%. Now may be a good time to evaluate portfolio allocations and consider whether an opportunity exists to de-risk into asset classes that perform better in a more volatile environment. During times of uncertainty, it is important for investors to be appropriately diversified and remain committed to their long-term investment strategy. As always, we do not recommend trying to time the market.

Thank you for investing in GuideStone Funds and for the confidence and trust you have placed in us. We strive to manage the GuideStone Funds lineup with strong conviction and prudent stewardship, while remaining proactive with respect to investor demands. As such, we welcome any comments or questions that you may have. For additional commentary on capital markets and information on GuideStone Funds, we invite you to visit our website at GuideStoneFunds.com.

Sincerely,

Matt L. Peden, CFA

Vice President — Chief Investment Officer

GuideStone Capital Management, LLC

Past performance does not guarantee future results. There can be no guarantee that any strategy (risk management or otherwise) will be successful. All investing involves risk, including potential loss of principal. One cannot invest directly into an index.

[1]

The S&P 500® Index is a market capitalization-weighted equity index composed of approximately 500 U.S. companies representing all major industries. The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of its constituents.

[2]	The NASDAQ Composite Index is the market capitalization-weighted index of over 3,300 common equities listed on the NASDAQ stock exchange.
[3]	The Dow Jones Industrial Average (DJIA) is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange (NYSE) and the NASDAQ.
[4]

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

[5]

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The index consists of the following 24 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates.

[6]

The Bloomberg Barclays Global Aggregate Bond Index is a flagship measure of the global investment grade debt from twenty-four local currency markets.This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

[7]

The Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency).

[8]

The Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Bond Index is an issuer-constrained version of the flagship US Corporate High Yield Index, which measures the USD-denominated, high yield, fixed-rate corporate bond market. The Index follows the same rules as the uncapped version, but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro rata basis.

[9]

Quantitative Easing (“QE”) is an unconventional monetary policy in which a central bank purchases government securities or other securities from the market in order to lower interest rates and increase the money supply.

About Your Expenses (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including advisory fees and to the extent applicable, shareholder services fees, as well as other Fund expenses. This example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

Actual
Fund	Class	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
MyDestination 2015	Institutional	$1,000.00	$998.10	0.14%	$0.71
	Investor	1,000.00	996.10	0.39	1.91
MyDestination 2025	Institutional	1,000.00	1,000.00	0.13	0.63
	Investor	1,000.00	999.00	0.38	1.86
MyDestination 2035	Institutional	1,000.00	1,004.00	0.14	0.68
	Investor	1,000.00	1,004.00	0.38	1.91
MyDestination 2045	Institutional	1,000.00	1,008.30	0.14	0.72
	Investor	1,000.00	1,007.30	0.39	1.95
MyDestination 2055	Institutional	1,000.00	1,009.70	0.20	0.99
	Investor	1,000.00	1,008.20	0.40	1.99
Conservation Allocation	Institutional	1,000.00	1,001.70	0.18	0.89
	Investor	1,000.00	1,000.00	0.40	1.99
Balanced Allocation	Institutional	1,000.00	1,000.80	0.13	0.63
	Investor	1,000.00	997.50	0.38	1.86
Growth Allocation	Institutional	1,000.00	1,006.40	0.13	0.65
	Investor	1,000.00	1,004.80	0.38	1.87
Aggressive Allocation	Institutional	1,000.00	1,011.40	0.14	0.68
	Investor	1,000.00	1,009.80	0.37	1.86
Money Market	Institutional	1,000.00	1,007.20	0.15	0.76
	Investor	1,000.00	1,006.00	0.41	2.02

Actual
Fund	Class	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
Low-Duration Bond	Institutional	$1,000.00	$1,002.80	0.35%	$1.73
	Investor	1,000.00	1,001.60	0.61	3.02
Medium-Duration Bond	Institutional	1,000.00	983.20	0.37	1.81
	Investor	1,000.00	981.40	0.63	3.11
Extended-Duration Bond	Institutional	1,000.00	966.00	0.56	2.71
	Investor	1,000.00	964.80	0.82	4.01
Global Bond	Institutional	1,000.00	965.40	0.53	2.58
	Investor	1,000.00	964.20	0.80	3.91
Defensive Market Strategies	Institutional	1,000.00	1,018.00	0.66	3.29
	Investor	1,000.00	1,016.80	0.92	4.61
Equity Index	Institutional	1,000.00	1,027.30	0.12	0.62
	Investor	1,000.00	1,026.10	0.38	1.91
Value Equity	Institutional	1,000.00	989.10	0.56	2.76
	Investor	1,000.00	987.50	0.82	4.04
Growth Equity	Institutional	1,000.00	1,099.50	0.70	3.64
	Investor	1,000.00	1,098.20	0.96	4.98
Small Cap Equity	Institutional	1,000.00	1,062.60	0.99	5.06
	Investor	1,000.00	1,061.00	1.25	6.40
International Equity Index	Institutional	1,000.00	977.70	0.29	1.40
International Equity (3)	Institutional	1,000.00	977.70	1.16	5.70
	Investor	1,000.00	976.50	1.43	7.00
Emerging Markets Equity	Institutional	1,000.00	914.50	1.20	5.72
	Investor	1,000.00	912.70	1.51	7.17
Global Real Estate Securities	Institutional	1,000.00	1,008.90	0.85	4.25
	Investor	1,000.00	1,007.60	1.14	5.66
Strategic Alternatives	Institutional	1,000.00	1,006.00	1.05	5.23
	Investor	1,000.00	1,004.00	1.37	6.81

Hypothetical (assuming a 5% return before expenses)
Fund	Class	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
MyDestination 2015	Institutional	$1,000.00	$1,024.08	0.14%	$0.72
	Investor	1,000.00	1,022.88	0.39	1.93
MyDestination 2025	Institutional	1,000.00	1,024.16	0.13	0.64
	Investor	1,000.00	1,022.93	0.38	1.89
MyDestination 2035	Institutional	1,000.00	1,024.11	0.14	0.69
	Investor	1,000.00	1,022.89	0.38	1.93
MyDestination 2045	Institutional	1,000.00	1,024.08	0.14	0.72
	Investor	1,000.00	1,022.85	0.39	1.97
MyDestination 2055	Institutional	1,000.00	1,023.81	0.20	1.00
	Investor	1,000.00	1,022.81	0.40	2.00

About Your Expenses (Unaudited) (Continued)

Hypothetical (assuming a 5% return before expenses)
Fund	Class	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
Conservation Allocation	Institutional	$1,000.00	$1,023.90	0.18%	$0.90
	Investor	1,000.00	1,022.80	0.40	2.01
Balanced Allocation	Institutional	1,000.00	1,024.16	0.13	0.64
	Investor	1,000.00	1,022.93	0.38	1.88
Growth Allocation	Institutional	1,000.00	1,024.14	0.13	0.66
	Investor	1,000.00	1,022.93	0.38	1.88
Aggressive Allocation	Institutional	1,000.00	1,024.12	0.14	0.69
	Investor	1,000.00	1,022.94	0.37	1.87
Money Market	Institutional	1,000.00	1,024.03	0.15	0.77
	Investor	1,000.00	1,022.78	0.41	2.03
Low-Duration Bond	Institutional	1,000.00	1,023.07	0.35	1.75
	Investor	1,000.00	1,021.78	0.61	3.05
Medium-Duration Bond	Institutional	1,000.00	1,022.97	0.37	1.85
	Investor	1,000.00	1,021.66	0.63	3.17
Extended-Duration Bond	Institutional	1,000.00	1,022.03	0.56	2.79
	Investor	1,000.00	1,020.71	0.82	4.13
Global Bond	Institutional	1,000.00	1,022.17	0.53	2.65
	Investor	1,000.00	1,020.81	0.80	4.02
Defensive Market Strategies	Institutional	1,000.00	1,021.54	0.66	3.29
	Investor	1,000.00	1,020.22	0.92	4.62
Equity Index	Institutional	1,000.00	1,024.19	0.12	0.61
	Investor	1,000.00	1,022.91	0.38	1.90
Value Equity	Institutional	1,000.00	1,022.02	0.56	2.80
	Investor	1,000.00	1,020.73	0.82	4.11
Growth Equity	Institutional	1,000.00	1,021.33	0.70	3.51
	Investor	1,000.00	1,020.05	0.96	4.80
Small Cap Equity	Institutional	1,000.00	1,019.89	0.99	4.95
	Investor	1,000.00	1,018.59	1.25	6.26
International Equity Index	Institutional	1,000.00	1,023.38	0.29	1.43
International Equity (3)	Institutional	1,000.00	1,019.03	1.16	5.82
	Investor	1,000.00	1,017.71	1.43	7.15
Emerging Markets Equity	Institutional	1,000.00	1,018.82	1.20	6.03
	Investor	1,000.00	1,017.30	1.51	7.56
Global Real Estate Securities	Institutional	1,000.00	1,020.57	0.85	4.27
	Investor	1,000.00	1,019.16	1.14	5.69
Strategic Alternatives	Institutional	1,000.00	1,019.58	1.05	5.27
	Investor	1,000.00	1,018.00	1.37	6.86

(1)

Expenses include the effect of contractual waivers by GuideStone Capital Management, LLC. The Target Date Funds’ and Asset Allocation Funds’ proportionate share of the operating expenses of the Select Funds is not reflected in the tables above.

(2)

Expenses are equal to the Fund’s annualized expense ratios for the period January 1, 2018 through June 30, 2018, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(3)	The expense ratios for the International Equity Fund include the impact of dividend and interest expense on securities sold short.

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

INVESTMENT ABBREVIATIONS:

1M	—	1 Month
1Y	—	1 Year
3M	—	3 Month
5Y	—	5 Year
6M	—	6 Month
7D	—	7 Day
ACES	—	Alternative Credit Enhancement Securities
ADR	—	American Depositary Receipt
ASX	—	Australian Securities Exchange
BBSW	—	Bank Bill Swap Rate
BUBOR	—	Budapest Interbank Offered Rate
CDI	—	Crest Depository Interest
CDOR	—	Canadian Dollar Offered Rate
CDX	—	A series of indexes that track North American and emerging market credit derivative indexes.
CLO	—	Collateralized Loan Obligation
CMBX	—	A group of indexes made up of 25 tranches of commercial mortgage-backed securities (CMBS), each with different credit ratings.
CMT	—	Constant Maturity
COF	—	Cost of Funds
CONV	—	Convertible
CVA	—	Dutch Certificate
ETF	—	Exchange Traded Fund
EURIBOR	—	Euro Interbank Offered Rate
GDR	—	Global Depositary Receipt
HIBOR	—	Hong Kong Interbank Offered Rate
ICE LIBOR	—	Intercontinental Exchange London Interbank Offered Rate
IO	—	Interest Only (Principal amount shown is notional)
iTraxx	—	A group of international credit derivative indexes that are monitored by the International Index Company (IIC). iTraxx indexes cover credit derivatives markets in Europe, Asia and Australia
JIBAR	—	Johannesburg Interbank Average Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
MIBID	—	Mumbai Interbank Bid Rate
MIBOR	—	Mumbai Interbank Offered Rate
MXN- TIIE-	—	The Equilibrium Interbank Interest Rate (“TIIE”) represents
Banxico		interbank credit transactions in local currency (MXN).
NIBOR	—	Norwegian Interbank Offered Rate
NVDR	—	Non-Voting Depository Receipt
PCL	—	Public Company Limited
PIK	—	Payment-in-Kind Bonds
PLC	—	Public Limited Company
PRIBOR	—	Prague Interbank Offered Rate
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SDR	—	Special Drawing Rights
SPDR	—	Standard and Poor’s Depositary
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STIBOR	—	Stockholm Interbank Offered Rate
STRIP	—	Stripped Security
TBA	—	To be announced
WIBOR	—	Warsaw Interbank Offered Rate
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of June 30, 2018, the total market values and percentages of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of Net Assets
Low-Duration Bond	$241,136,226	25.61%
Medium-Duration Bond	219,205,096	14.40
Extended-Duration Bond	20,320,524	8.71
Global Bond	113,746,826	20.94
Defensive Market Strategies	91,521,419	8.86
International Equity Index	1,514,755	0.80
International Equity	13,164,356	0.82
Emerging Markets Equity	7,152,316	1.56
Strategic Alternatives	32,802,080	8.55

INVESTMENT FOOTNOTES:

p	—	Century bond maturing in 2115.
‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap contracts.
‡	—	Security represents underlying investment on open options contracts.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
^	—	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
†	—	Variable rate security. Rate shown reflects the rate in effect as of June 30, 2018. Maturity date for money market instruments is the date of the next interest rate reset.
g	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
Ω	—	Rate shown reflects the effective yield as of June 30, 2018.
	¥—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
S	—	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
†††	—	Security is a Level 3 investment (see Note 1 in Notes to Schedules of Investments).
y	—	Security is valued at fair value by the Valuation Committee (see Note 1 in Notes to Schedules of Investments). As of June 30, 2018, the total market values and percentages of net assets for Fair Valued securities by fund were as follows:

Fund	Value of Fair Valued Securities	Percentage of Net Assets
Low-Duration Bond	$—	—%
Medium-Duration Bond	2,607,168	0.17
Global Bond	54,947	0.01
Small Cap Equity	—	—
International Equity	93,822	0.01
Emerging Markets Equity	—	—

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

FOREIGN BOND FOOTNOTES:
(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Reals (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(E)	—	Par is denominated in Euro (EUR).
(I)	—	Par is denominated in Indonesian Rupiahs (IDR).
(K)	—	Par is denominated in Norwegian Kroner (NOK).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(Q)	—	Par is denominated in Russian Rubles (RUB).
(S)	—	Par is denominated in South African Rand (ZAR).
(T)	—	Par is denominated in Turkish Lira (TRY).
(U)	—	Par is denominated in British Pounds (GBP).
(V)	—	Par is denominated in Dominican Pesos (DOP).
(X)	—	Par is denominated in Colombian Pesos (COP).
(Y)	—	Par is denominated in Chinese Yuan (CNY).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).
(ZA)	—	Par is denominated in Argentine Pesos (ARS).

COUNTERPARTYABBREVIATIONS:
ANZ	—	Counterparty to contract is Australia and New Zealand Banking Group.
BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CITI	—	Counterparty to contract is Citibank NA London.
CME	—	Counterparty to contract is Chicago Mercantile Exchange.
CS	—	Counterparty to contract is Credit Suisse International.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HSBC	—	Counterparty to contract is HSBC Securities.
ICE	—	Counterparty to contract is Intercontinental Exchange.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
LCH	—	Counterparty to contract is LCH.Clearnet
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
NAB	—	Counterparty to contract is National Australia Bank.
NT	—	Counterparty to contract is Northern Trust.
RBC	—	Counterparty to contract is Royal Bank of Canada.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SC	—	Counterparty to contract is Standard Chartered PLC.
SS	—	Counterparty to contract is State Street Global Markets.
TD	—	Counterparty to contract is Toronto-Dominion Bank.
UBS	—	Counterparty to contract is UBS AG.

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

INDEX DEFINITIONS:

The Bloomberg Barclays Global Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

The Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency).

The Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Bond Index is an issuer-constrained version of the flagship US Corporate High Yield Index, which measures the USD-denominated, high yield, fixed-rate corporate bond market. The index follows the same rules as the uncapped version, but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro rata basis.

The Bloomberg Barclays US Long Credit Index is a long maturity constrained version of the Bloomberg Barclays US Credit Index which measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government related bond markets. It is composed of the US Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.

The Bloomberg Barclays US Long Government Bond Index is a long maturity constrained version of the Bloomberg Barclays US Government Bond Index which is comprised of the US Treasury and US Agency Indexes. The index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government).

The Bloomberg Barclays US Long Government/Credit Bond Index is a long maturity constrained version of the Bloomberg Barclays US Government/Credit Bond Index which is a broad-based benchmark that measures the non-securitized component of the US Aggregate Index. It includes investment grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.

The Bloomberg Barclays US Intermediate Government/Credit Bond Index is an intermediate maturity constrained version of the Bloomberg Barclays US Government/Credit Bond Index which is a broad-based benchmark that measures the non-securitized component of the US Aggregate Index. It includes investment grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.

The Dow Jones Industrial Average (DJIA) is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange (NYSE) and NASDAQ.

The FTSE 3-Month Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market, consisting of the last three three-month Treasury bill issues.

The FTSE EPRA/NAREIT Developed Index is designed to track the performance of listed real estate companies and REITS worldwide. By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products.

The ICE BofAML 0-3 Month U.S. Treasury Bill Index is a subset of ICE BofAML U.S. Treasury Bill Index including all securities with a remaining term to final maturity less than 3 months.

The ICE BofAML 1-3 Year U.S. Treasury Index is a subset of The ICE BofA Merrill Lynch U.S. Treasury Index including all securities with a remaining term to final maturity less than 3 years.

The ICE BofAML U.S. 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

The J.P. Morgan Emerging Markets Bond Index Plus is a traditional, market-capitalization weighted index comprised of U.S. dollar denominated Brady bonds, Eurobonds and traded loans issued by sovereign entities.

The MSCI ACWI ex USA Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed (excluding U.S.) and emerging markets.

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The index consists of the following 24 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

The NASDAQ Composite Index is the market capitalization-weighted index of over 3,300 common equities listed on the NASDAQ stock exchange.

The Russell 1000® Growth Index is a large-cap index consisting of those Russell 1000® Index securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings-ratios, lower dividend yields and higher forecasted growth values than the value universe.

The Russell 1000® Value Index is a large-cap index consisting of those Russell 1000® Index securities with a less-than-average growth orientation. Companies in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure that larger stocks do not distort the performance and characteristics of the actual small-cap opportunity set.

The Russell 3000® Index is composed of approximately 3,000 large U.S. companies. This portfolio of securities represents approximately 98% of the investable U.S. equity market.

The S&P 500® Index is a market capitalization-weighted equity index composed of approximately 500 U.S. companies representing all major industries. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of its constituents.

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS	June 30, 2018 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Institutional Class)¥	9,126,241	$9,126,241
GuideStone Low-Duration Bond Fund (Institutional Class)¥	7,212,602	95,639,099
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	11,070,711	158,753,987
GuideStone Global Bond Fund (Institutional Class)¥	6,632,289	63,006,749
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	5,692,724	72,183,743
GuideStone Equity Index Fund (Institutional Class)¥	1,239,785	37,131,559
GuideStone Value Equity Fund (Institutional Class)¥	1,731,726	38,392,371
GuideStone Growth Equity Fund (Institutional Class)¥	1,378,720	38,149,188
GuideStone Small Cap Equity Fund (Institutional Class)¥	611,921	11,938,584
GuideStone International Equity Index Fund (Institutional Class)¥	1,964,363	20,665,094
GuideStone International Equity Fund (Institutional Class)¥	2,746,650	42,216,005
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	1,728,634	17,372,770
GuideStone Global Real Estate Securities Fund (Institutional Class)¥	643,375	6,118,498
GuideStone Strategic Alternatives Fund (Institutional Class)¥	2,811,496	28,480,458

Total Mutual Funds (Cost $628,318,840)		639,174,346

	Shares	Value
MONEY MARKET FUNDS — 0.0%
Northern Institutional
U.S. Government Portfolio (Cost $11,225)	11,225	$11,225

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.09%, 12/06/18 (Cost $297,267)	$300,000	297,351

TOTAL INVESTMENTS — 100.1% (Cost $628,627,332)		639,482,922
Liabilities in Excess of Other Assets — (0.1)%		(497,683)

NET ASSETS — 100.0%		$638,985,239

PORTFOLIO SUMMARY (based on net assets)

	%
Fixed Income Select Funds	51.1
U.S. Equity Select Funds	30.9
Non-U.S. Equity Select Funds	12.6
Alternative Select Funds	4.4
Real Return Select Funds	1.0
U.S. Treasury Obligations	0.1
Money Market Funds	—	**

	100.1

**	Rounds to less than 0.05%

Futures Contracts outstanding at June 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	09/2018	34	$4,086,375	GSC	$36,794
MSCI EAFE Index E-Mini	09/2018	11	1,075,470	GSC	(35,330)
MSCI Emerging Markets E-Mini	09/2018	8	425,320	GSC	(27,037)
S&P 500® E-Mini	09/2018	16	2,177,280	GSC	(45,722)

Total Futures Contracts outstanding at June 30, 2018			$7,764,445		$(71,295)

See Notes to Financial Statements.

14

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$11,225	$11,225	$—	$—
Mutual Funds	639,174,346	639,174,346	—	—
U.S. Treasury Obligation	297,351	—	297,351	—

Total Assets — Investments in Securities	$639,482,922	$639,185,571	$297,351	$—

Other Financial Instruments***
Futures Contracts	$36,794	$36,794	$—	$—

Total Assets — Other Financial Instruments	$36,794	$36,794	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(108,089)	$(108,089)	$—	$—

Total Liabilities — Other Financial Instruments	$(108,089)	$(108,089)	$—	$—

***

Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the six-month period ended June 30, 2018.

See Notes to Financial Statements.

15

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS	June 30, 2018 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	19,188,695	$19,188,695
GuideStone Low-Duration Bond Fund (Institutional Class)¥	3,234,740	42,892,657
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	20,333,521	291,582,686
GuideStone Global Bond Fund (Institutional Class)¥	8,752,150	83,145,426
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	9,891,936	125,429,743
GuideStone Equity Index Fund (Institutional Class)¥	3,213,310	96,238,639
GuideStone Value Equity Fund (Institutional Class)¥	4,473,209	99,171,047
GuideStone Growth Equity Fund (Institutional Class)¥	3,603,830	99,717,989
GuideStone Small Cap Equity Fund (Institutional Class)¥	1,584,020	30,904,238
GuideStone International Equity Index Fund (Institutional Class)¥	5,118,024	53,841,609
GuideStone International Equity Fund (Institutional Class)¥	7,159,215	110,037,141
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	4,476,365	44,987,464
GuideStone Global Real Estate Securities Fund (Institutional Class)¥	1,521,168	14,466,312
GuideStone Strategic Alternatives Fund (Institutional Class)¥	2,785,452	28,216,626

Total Mutual Funds (Cost $1,106,180,068)		1,139,820,272

	Shares	Value
MONEY MARKET FUNDS — 0.0%
Northern Institutional U.S. Government Portfolio (Cost $39,505)	39,505	$39,505

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.09%, 12/06/18Ω‡‡ (Cost $594,533)	$600,000	594,701

TOTAL INVESTMENTS — 100.0% (Cost $1,106,814,106)		1,140,454,478
Other Assets in Excess of Liabilities — 0.0%		90,117

NET ASSETS — 100.0%		$1,140,544,595

PORTFOLIO SUMMARY (based on net assets)

	%
U.S. Equity Select Funds	39.6
Fixed Income Select Funds	38.3
Non-U.S. Equity Select Funds	18.3
Alternative Select Funds	2.5
Real Return Select Funds	1.2
U.S. Treasury Obligation	0.1
Money Market Funds	—	**

	100.0

**	Rounds to less than 0.005%

Futures Contracts outstanding at June 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	09/2018	67	$8,052,563	GSC	$75,291
MSCI EAFE Index E-Mini	09/2018	32	3,128,640	GSC	(101,988)
MSCI Emerging Markets E-Mini	09/2018	17	903,805	GSC	(59,047)
S&P 500® E-Mini	09/2018	48	6,531,840	GSC	(130,495)

Total Futures Contracts outstanding at June 30, 2018			$18,616,848		$(216,239)

See Notes to Financial Statements.

16

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$39,505	$39,505	$—	$—
Mutual Funds	1,139,820,272	1,139,820,272	—	—
U.S. Treasury Obligation	594,701	—	594,701	—

Total Assets — Investments in Securities	$1,140,454,478	$1,139,859,777	$594,701	$—

Other Financial Instruments***
Futures Contracts	$75,291	$75,291	$—	$—

Total Assets — Other Financial Instruments	$75,291	$75,291	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(291,530)	$(291,530)	$—	$—

Total Liabilities — Other Financial Instruments	$(291,530)	$(291,530)	$—	$—

***

Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the six-month period ended June 30, 2018.

See Notes to Financial Statements.

17

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS	June 30, 2018 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.1%
GuideStone Money Market Fund (Institutional Class)¥	16,265,564	$16,265,564
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	7,858,280	112,687,737
GuideStone Global Bond Fund (Institutional Class)¥	2,950,763	28,032,252
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	3,111,660	39,455,854
GuideStone Equity Index Fund (Institutional Class)¥	2,902,998	86,944,799
GuideStone Value Equity Fund (Institutional Class)¥	3,994,169	88,550,734
GuideStone Growth Equity Fund (Institutional Class)¥	3,279,593	90,746,347
GuideStone Small Cap Equity Fund (Institutional Class)¥	1,391,372	27,145,663
GuideStone International Equity Index Fund (Institutional Class)¥	4,603,792	48,431,889
GuideStone International Equity Fund (Institutional Class)¥	6,431,362	98,850,041
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	4,218,824	42,399,184
GuideStone Global Real Estate Securities Fund (Institutional Class)¥	1,173,247	11,157,577

Total Mutual Funds (Cost $660,576,813)		690,667,641

MONEY MARKET FUNDS — 0.0%
Northern Institutional U.S. Government Portfolio (Cost $53,017)	53,017	53,017

	Par	Value
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.09%, 12/06/18Ω‡‡ (Cost $693,622)	$700,000	$693,818

TOTAL INVESTMENTS — 100.2% (Cost $661,323,452)		691,414,476
Liabilities in Excess of Other Assets — (0.2)%		(1,344,089)

NET ASSETS — 100.0%		$690,070,387

PORTFOLIO SUMMARY (based on net assets)

	%
U.S. Equity Select Funds	48.2
Non-U.S. Equity Select Funds	27.5
Fixed Income Select Funds	22.8
Real Return Select Funds	1.6
U.S. Treasury Obligation	0.1
Money Market Funds	—	**

	100.2

**	Rounds to less than 0.05%

Futures Contracts outstanding at June 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	09/2018	28	$3,365,250	GSC	$31,465
MSCI EAFE Index E-Mini	09/2018	39	3,813,030	GSC	(124,358)
MSCI Emerging Markets E-Mini	09/2018	20	1,063,300	GSC	(69,060)
S&P 500® E-Mini	09/2018	52	7,076,160	GSC	(141,369)

Total Futures Contracts outstanding at June 30, 2018			$15,317,740		$(303,322)

See Notes to Financial Statements.

18

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$53,017	$53,017	$—	$—
Mutual Funds	690,667,641	690,667,641	—	—
U.S. Treasury Obligation	693,818	—	693,818	—

Total Assets — Investments in Securities	$691,414,476	$690,720,658	$693,818	$—

Other Financial Instruments***
Future Contracts	$31,465	$31,465	$—	$—

Total Assets — Other Financial Instruments	$31,465	$31,465	$—	$—

Liabilities:
Other Financial Instruments***
Future Contracts	$(334,787)	$(334,787)	$—	$—

Total Liabilities — Other Financial Instruments	$(334,787)	$(334,787)	$—	$—

***

Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the six-month period ended June 30, 2018.

See Notes to Financial Statements.

19

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS	June 30, 2018 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	11,497,526	$11,497,526
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	2,851,590	40,891,801
GuideStone Global Bond Fund (Institutional Class)¥	1,072,172	10,185,631
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	2,044,072	25,918,838
GuideStone Equity Index Fund (Institutional Class)¥	2,579,310	77,250,345
GuideStone Value Equity Fund (Institutional Class)¥	3,531,800	78,300,012
GuideStone Growth Equity Fund (Institutional Class)¥	2,840,299	78,591,059
GuideStone Small Cap Equity Fund (Institutional Class)¥	1,206,206	23,533,081
GuideStone International Equity Index Fund (Institutional Class)¥	4,151,687	43,675,742
GuideStone International Equity Fund (Institutional Class)¥	5,840,413	89,767,149
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	3,542,944	35,606,587
GuideStone Global Real Estate Securities Fund (Institutional Class)¥	1,013,213	9,635,656

Total Mutual Funds (Cost $494,841,509)		524,853,427

MONEY MARKET FUNDS — 0.0%
Northern Institutional U.S. Government Portfolio, 1.72% (Cost $49,432)	49,432	49,432

	Par	Value
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.09%, 12/06/18Ω‡‡ (Cost $495,444)	$500,000	$495,584

TOTAL INVESTMENTS — 100.0% (Cost $495,386,385)		525,398,443
Liabilities in Excess of Other Assets — (0.0)%		(168,177)

NET ASSETS — 100.0%		$525,230,266

PORTFOLIO SUMMARY (based on net assets)

	%
U.S. Equity Select Funds	54.0
Non-U.S. Equity Select Funds	32.2
Fixed Income Select Funds	11.9
Real Return Select Funds	1.8
U.S. Treasury Obligations	0.1
Money Market Funds	—	**

	100.0

**	Rounds to less than 0.05%

Futures Contracts outstanding at June 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	09/2018	9	$1,081,688	GSC	$10,114
MSCI EAFE Index E-Mini	09/2018	32	3,128,640	GSC	(101,821)
MSCI Emerging Markets E-Mini	09/2018	16	850,640	GSC	(54,342)
S&P 500® E-Mini	09/2018	46	6,259,680	GSC	(128,013)

Total Futures Contracts outstanding at June 30, 2018			$11,320,648		$(274,062)

See Notes to Financial Statements.

20

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$49,432	$49,432	$—	$—
Mutual Funds	524,853,427	524,853,427	—	—
U.S. Treasury Obligation	495,584	—	495,584	—

Total Assets — Investments in Securities	$525,398,443	$524,902,859	$495,584	$—

Other Financial Instruments***
Futures Contracts	$10,114	$10,114	$—	$—

Total Assets — Other Financial Instruments	$10,114	$10,114	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(284,176)	$(284,176)	$—	$—

Total Liabilities — Other Financial Instruments	$(284,176)	$(284,176)	$—	$—

***

Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the six-month period ended June 30, 2018.

See Notes to Financial Statements.

21

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS	June 30, 2018 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	2,959,184	$2,959,184
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	529,980	7,599,916
GuideStone Global Bond Fund (Institutional Class)¥	199,342	1,893,745
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	529,360	6,712,283
GuideStone Equity Index Fund (Institutional Class)¥	683,980	20,485,204
GuideStone Value Equity Fund (Institutional Class)¥	942,234	20,889,331
GuideStone Growth Equity Fund (Institutional Class)¥	751,328	20,789,247
GuideStone Small Cap Equity Fund (Institutional Class)¥	314,545	6,136,782
GuideStone International Equity Index Fund (Institutional Class)¥	1,131,047	11,898,618
GuideStone International Equity Fund (Institutional Class)¥	1,549,287	23,812,543
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	1,002,119	10,071,292
GuideStone Global Real Estate Securities Fund (Institutional Class)¥	266,456	2,533,995

Total Mutual Funds (Cost $126,959,512)		135,782,140

MONEY MARKET FUNDS — 0.0%
Northern Institutional
U.S. Government Portfolio (Cost $13,312)	13,312	13,312

	Par	Value
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
1.74%, 08/02/18Ω‡‡ (Cost $149,770)	$150,000	$149,767

TOTAL INVESTMENTS — 100.0% (Cost $127,122,594)		135,945,219
Liabilities in Excess of Other Assets — (0.0)%		(39,999)

NET ASSETS — 100.0%		$135,905,220

PORTFOLIO SUMMARY (based on net assets)

	%
U.S. Equity Select Funds	55.2
Non-U.S. Equity Select Funds	33.7
Fixed Income Select Funds	9.1
Real Return Select Funds	1.9
U.S. Treasury Obligation	0.1
Money Market Funds	—	**

	100.0

**	Rounds to less than 0.05%

Futures Contracts outstanding at June 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	09/2018	1	$120,188	GSC	$1,123
MSCI EAFE Index E-Mini	09/2018	8	782,160	GSC	(26,017)
MSCI Emerging Markets E-Mini	09/2018	3	159,495	GSC	(10,019)
S&P 500® E-Mini	09/2018	13	1,769,040	GSC	(29,776)

Total Futures Contracts outstanding at June 30, 2018			$2,830,883		$(64,689)

See Notes to Financial Statements.

22

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$13,312	$13,312	$—	$—
Mutual Funds	135,782,140	135,782,140	—	—
U.S. Treasury Obligation	149,767	—	149,767	—

Total Assets — Investments in Securities	$135,945,219	$135,795,452	$149,767	$—

Other Financial Instruments***
Futures Contracts	$1,123	$1,123	$—	$—

Total Assets — Other Financial Instruments	$1,123	$1,123	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(65,812)	$(65,812)	$—	$—

Total Liabilities — Other Financial Instruments	$(65,812)	$(65,812)	$—	$—

***

Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the six-month period ended June 30, 2018.

See Notes to Financial Statements.

23

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2018 (Unaudited)

	MyDestination 2015 Fund	MyDestination 2025 Fund
Assets
Investments in securities of unaffiliated issuers, at value	$308,576	$634,206
Investments in securities of affiliated issuers, at value	639,174,346	1,139,820,272

Total investments, at value(1)	639,482,922	1,140,454,478
Receivables:
Dividends	14,247	29,719
From advisor	—	—
Fund shares sold	38,510	361,516
Variation margin on financial futures contracts	15,845	40,445
Prepaid expenses and other assets	7,208	11,953

Total Assets	639,558,732	1,140,898,111

Liabilities
Payables:
Investment securities purchased	—	—
Fund shares redeemed	350,160	113
Accrued expenses:
Investment advisory fees	53,009	94,482
Professional fees	24,339	22,539
Shareholder servicing fees	109,554	188,279
Other expenses	36,431	48,103

Total Liabilities	573,493	353,516

Net Assets	$638,985,239	$1,140,544,595

Net Assets Consist of:
Paid-in-capital	$610,271,981	$1,079,395,093
Accumulated net investment income	14,260,225	17,863,972
Undistributed (accumulated) net realized gain on investments and derivative transactions	3,668,738	9,861,397
Net unrealized appreciation (depreciation) on investments and derivative transactions	10,784,295	33,424,133

Net Assets	$638,985,239	$1,140,544,595

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$110,660,099	$231,889,160

Institutional shares outstanding	10,692,576	22,619,446

Net asset value, offering and redemption price per Institutional share	$10.35	$10.25

Net assets applicable to the Investor Class	$528,325,140	$908,655,435

Investor shares outstanding	51,092,330	88,644,179

Net asset value, offering and redemption price per Investor share	$10.34	$10.25

(1) Investments in securities of unaffiliated issuers, at cost	$308,492	$634,038
Investments in securities of affiliated issuers, at cost	628,318,840	1,106,180,068

Total investments, at cost	$628,627,332	$1,106,814,106

See Notes to Financial Statements.

24

MyDestination 2035 Fund	MyDestination 2045 Fund	MyDestination 2055 Fund

$746,835	$545,016	$163,079
690,667,641	524,853,427	135,782,140

691,414,476	525,398,443	135,945,219

23,692	17,395	4,595
—	—	7,756
110,437	84,445	72,694
47,945	39,310	9,060
7,808	4,525	2,106

691,604,358	525,544,118	136,041,430

1,200,000	—	—
110,755	140,642	61,009
57,180	43,687	11,251
24,764	25,339	26,585
109,856	77,110	18,939
31,416	27,074	18,426

1,533,971	313,852	136,210

$690,070,387	$525,230,266	$135,905,220

$644,629,145	$483,921,322	$124,864,413
13,189,888	9,297,521	2,148,428
2,463,652	2,273,427	134,443
29,787,702	29,737,996	8,757,936

$690,070,387	$525,230,266	$135,905,220

$159,955,482	$154,412,363	$44,163,449

16,005,458	15,952,009	3,253,158

$9.99	$9.68	$13.58

$530,114,905	$370,817,903	$91,741,771

53,086,209	38,358,783	6,767,997

$9.99	$9.67	$13.56

$746,639	$544,876	$163,082
660,576,813	494,841,509	126,959,512

$661,323,452	$495,386,385	$127,122,594

See Notes to Financial Statements.

25

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2018 (Unaudited)

MyDestination 2015 Fund
Investment Income
Income distributions received from affiliated funds	$5,305,015
Interest	730

Total Investment Income	5,305,745

Expenses
Investment advisory fees	318,005
Transfer agent fees:
Institutional shares	1,639
Investor shares	8,226
Custodian fees	11,755
Shareholder servicing fees:
Investor shares	657,444
Accounting and administration fees	9,866
Professional fees	35,451
Blue sky fees:
Institutional shares	8,501
Investor shares	14,825
Shareholder reporting fees:
Institutional shares	234
Investor shares	5,327
Trustees expenses	2,346
Line of credit facility fees and interest expense	1,645
Interest expense	—
Other expenses	16,894

Total Expenses	1,092,158
Expenses waived/reimbursed net of amount recaptured(1)	—

Net Expenses	1,092,158

Net Investment Income	4,213,587

Realized and Unrealized Gain (Loss)
Capital gain distributions received from affiliated funds	1,188,167
Net realized gain on investment securities of affiliated issuers	632,618
Net realized gain on futures transactions	32,510

Net realized gain	1,853,295

Change in unrealized appreciation (depreciation) on investment securities of affiliated issuers	(7,922,801)
Change in unrealized appreciation (depreciation) on investment securities of unaffiliated issuers	178
Change in unrealized appreciation (depreciation) on futures	(111,118)

Net change in unrealized appreciation (depreciation)	(8,033,741)

Net Realized and Unrealized Gain (Loss)	(6,180,446)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,966,859)

(1)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

26

MyDestination 2025 Fund	MyDestination 2035 Fund	MyDestination 2045 Fund	MyDestination 2055 Fund

$8,177,062	$3,849,526	$2,432,264	$583,574
—	—	—	—

8,177,062	3,849,526	2,432,264	583,574

562,374	336,354	255,938	63,799

1,694	1,628	1,629	1,569
11,554	7,957	7,387	6,432
13,853	10,839	9,752	5,563

1,121,999	645,830	451,066	107,454
19,330	10,453	7,957	1,990
35,451	35,451	35,451	35,451

8,937	8,452	9,606	9,232
16,294	12,913	12,987	15,608

237	226	154	121
7,934	5,543	3,789	402
3,569	1,982	1,435	229
2,694	1,669	1,310	296
3,254	3,416	2,979	3,178
26,259	19,796	17,644	11,418

1,835,433	1,102,509	819,084	262,742
—	—	—	(46,579)

1,835,433	1,102,509	819,084	216,163

6,341,629	2,747,017	1,613,180	367,411

2,361,108	1,266,096	1,013,395	267,446
1,659,520	1,514,817	2,098,877	569,221
36,658	289,766	402,102	67,610

4,057,286	3,070,679	3,514,374	904,277

(11,604,846)	(3,725,436)	(1,663,812)	(505,776)
281	309	234	14
(355,339)	(454,296)	(410,771)	(88,317)

(11,959,904)	(4,179,423)	(2,074,349)	(594,079)

(7,902,618)	(1,108,744)	1,440,025	310,198

$(1,560,989)	$1,638,273	$3,053,205	$677,609

See Notes to Financial Statements.

27

STATEMENTS OF CHANGES IN NET ASSETS

	MyDestination 2015 Fund		MyDestination 2025 Fund
	For the Six Months Ended 06/30/18	For the Year Ended 12/31/17	For the Six Months Ended 06/30/18	For the Year Ended 12/31/17
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$4,213,587	$7,514,026	$6,341,629	$12,023,440
Net realized gain on investment securities and futures transactions	1,853,295	17,241,242	4,057,286	40,153,102
Net change in unrealized appreciation (depreciation) on investment securities and futures	(8,033,741)	39,760,391	(11,959,904)	84,809,914

Net increase (decrease) in net assets resulting from operations	(1,966,859)	64,515,659	(1,560,989)	136,986,456

Dividends and Distributions to Shareholders:(1)
Dividends from net investment income
Institutional shares	—	(641,478)	—	(2,639,827)
Investor shares	—	(1,860,261)	—	(8,364,170)
Distributions from net realized capital gains
Institutional shares	—	(2,417,980)	—	(6,291,456)
Investor shares	—	(11,453,131)	—	(24,908,061)

Total dividends and distributions	—	(16,372,850)	—	(42,203,514)

Capital Share Transactions:(1)
Proceeds from shares sold
Institutional shares	11,791,550	113,256,141	17,371,003	214,353,950
Investor shares	54,968,810	82,501,857	63,113,025	138,861,919
Reinvestment of dividends and distributions
Institutional shares	—	3,059,458	—	8,931,283
Investor shares	—	13,312,314	—	33,271,048

Total proceeds from shares sold and reinvested	66,760,360	212,129,770	80,484,028	395,418,200

Value of shares redeemed
Institutional shares	(9,886,788)	(11,401,387)	(7,412,835)	(10,202,150)
Investor shares	(46,235,560)	(153,957,686)	(31,575,431)	(234,560,442)

Total value of shares redeemed	(56,122,348)	(165,359,073)	(38,988,266)	(244,762,592)

Net increase from capital share transactions(2)	10,638,012	46,770,697	41,495,762	150,655,608

Total increase in net assets	8,671,153	94,913,506	39,934,773	245,438,550

Net Assets:
Beginning of Period	630,314,086	535,400,580	1,100,609,822	855,171,272

End of Period*	$638,985,239	$630,314,086	$1,140,544,595	$1,100,609,822

* Including undistributed net investment income	$14,260,225	$10,046,638	$17,863,972	$11,522,343

(1)	Inception date for Institutional Class for MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund and MyDestination 2055 Fund was May 1, 2017.
(2)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

28

MyDestination 2035 Fund		MyDestination 2045 Fund		MyDestination 2055 Fund
For the Six Months Ended 06/30/18	For the Year Ended 12/31/17	For the Six Months Ended 06/30/18	For the Year Ended 12/31/17	For the Six Months Ended 06/30/18	For the Year Ended 12/31/17
(Unaudited)		(Unaudited)		(Unaudited)

$2,747,017	$7,319,043	$1,613,180	$5,308,261	$367,411	$1,199,419
3,070,679	23,550,810	3,514,374	19,778,145	904,277	5,359,954
(4,179,423)	65,248,091	(2,074,349)	54,716,484	(594,079)	10,735,017

1,638,273	96,117,944	3,053,205	79,802,890	677,609	17,294,390

—	(1,105,684)	—	(1,124,943)	—	(65,415)
—	(2,490,452)	—	(1,895,549)	—	(41,040)

—	(4,865,521)	—	(5,234,610)	—	(1,616,713)
—	(16,041,331)	—	(12,491,640)	—	(3,294,180)

—	(24,502,988)	—	(20,746,742)	—	(5,017,348)

12,728,613	143,246,388	11,224,543	134,495,227	7,190,966	35,427,273
40,459,282	78,857,500	29,143,397	53,664,908	16,346,688	31,044,282

—	5,971,204	—	6,359,553	—	1,682,128
—	18,531,779	—	14,387,189	—	3,335,220

53,187,895	246,606,871	40,367,940	208,906,877	23,537,654	71,488,903

(5,728,053)	(5,699,759)	(3,205,885)	(4,856,474)	(1,456,283)	(1,236,265)
(10,256,235)	(140,345,026)	(4,475,406)	(127,887,444)	(3,038,424)	(29,318,397)

(15,984,288)	(146,044,785)	(7,681,291)	(132,743,918)	(4,494,707)	(30,554,662)

37,203,607	100,562,086	32,686,649	76,162,959	19,042,947	40,934,241

38,841,880	172,177,042	35,739,854	135,219,107	19,720,556	53,211,283

651,228,507	479,051,465	489,490,412	354,271,305	116,184,664	62,973,381

$690,070,387	$651,228,507	$525,230,266	$489,490,412	$135,905,220	$116,184,664

$13,189,888	$10,442,871	$9,297,521	$7,684,341	$2,148,428	$1,781,017

See Notes to Financial Statements.

29

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income(1)		Capital Gain Distributions Received from Affiliated Funds	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(2)(3)	Expenses, Gross(2)(4)	Investment Income, Net (1)(3)	Portfolio Turnover Rate
MyDestination 2015 Fund
Institutional Class
2018(5)	$10.37	$0.08	#	$0.02	$(0.12)	$—	$—	$10.35	(0.19)%	$110,660	0.14%	0.14%	1.52%	6%
2017(6)	9.97	0.12	#	0.23	0.35	(0.06)	(0.24)	10.37	6.99	108,975	0.16	0.16	1.78	17
Investor Class
2018(5)	$10.38	$0.07	#	$0.02	$(0.13)	$—	$—	$10.34	(0.39)%	$528,325	0.39%	0.39%	1.28%	6%
2017	9.54	0.12	#	0.22	0.78	(0.04)	(0.24)	10.38	11.67	521,339	0.38	0.39	1.21	17
2016	9.19	0.16	#	0.13	0.35	(0.11)	(0.18)	9.54	6.99	535,401	0.35	0.40	1.65	16
2015	10.84	0.15	#	0.36	(0.74)	(0.14)	(1.28)	9.19	(2.06)	479,512	0.28	0.31	1.41	108 (7)
2014	10.97	0.15	#	0.35	(0.07)	(0.22)	(0.34)	10.84	3.92	480,325	0.14	0.14	1.29	6
2013	10.21	0.12	#	0.44	0.49	(0.28)	(0.01)	10.97	10.35	440,481	0.14	0.14	1.10	15
MyDestination 2025 Fund
Institutional Class
2018(5)	$10.25	$0.07	#	$0.02	$(0.09)	$—	$—	$10.25	—%	$231,889	0.13%	0.13%	1.33%	4%
2017(6)	9.79	0.13	#	0.31	0.44	(0.12)	(0.30)	10.25	9.08	222,031	0.14	0.14	1.82	15
Investor Class
2018(5)	$10.26	$0.06	#	$0.02	$(0.09)	$—	$—	$10.25	(0.10)%	$908,656	0.38%	0.38%	1.08%	4%
2017	9.28	0.11	#	0.29	0.98	(0.10)	(0.30)	10.26	14.92	878,579	0.38	0.38	1.12	15
2016	8.88	0.16	#	0.16	0.39	(0.09)	(0.22)	9.28	8.01	855,171	0.35	0.39	1.70	17
2015	10.66	0.16	#	0.49	(0.97)	(0.13)	(1.33)	8.88	(2.91)	707,698	0.28	0.31	1.46	110 (7)
2014	10.80	0.14	#	0.46	(0.18)	(0.22)	(0.34)	10.66	3.88	658,695	0.14	0.14	1.23	3
2013	9.84	0.13	#	0.57	0.78	(0.27)	(0.25)	10.80	15.15	545,652	0.14	0.14	1.19	16
MyDestination 2035 Fund
Institutional Class
2018(5)	$9.95	$0.05	#	$0.02	$(0.03)	$—	$—	$9.99	0.40%	$159,955	0.14%	0.14%	1.00%	4%
2017(6)	9.29	0.13	#	0.38	0.55	(0.07)	(0.33)	9.95	11.51	152,421	0.15	0.15	1.99	35
Investor Class
2018(5)	$9.96	$0.04	#	$0.02	$(0.03)	$—	$—	$9.99	0.40%	$530,115	0.38%	0.38%	0.76%	4%
2017	8.72	0.11	#	0.36	1.15	(0.05)	(0.33)	9.96	18.66	498,807	0.38	0.39	1.16	35
2016	8.36	0.14	#	0.15	0.42	(0.07)	(0.28)	8.72	8.38	479,051	0.35	0.40	1.65	16
2015	10.49	0.15	#	0.62	(1.24)	(0.12)	(1.54)	8.36	(4.30)	391,279	0.28	0.32	1.41	120 (7)
2014	10.79	0.12	#	0.51	(0.34)	(0.19)	(0.40)	10.49	2.70	358,812	0.15	0.15	1.10	5
2013	9.40	0.11	#	0.64	1.26	(0.22)	(0.40)	10.79	21.41	291,874	0.19	0.16	1.05	17

#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)

Does not include expenses of the investment companies in which the Fund invests. The estimated acquired fund fees which are incurred directly by the underlying funds for the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund and MyDestination 2055 Fund were 0.56%, 0.59%, 0.63%, 0.65% and 0.67%, respectively for 2018, and are deducted from the value of the funds in which each Fund invests and is included in each Fund’s total return.

(3)

The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.

(4)

The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.

(5)	For the six months ended June 30, 2018. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(6)	Inception date was May 1, 2017. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(7)	The portfolio turnover rate for the year ended December 31, 2015 reflects rebalancing of holdings in the Funds and is not representative of a change in investment strategy for the Funds.

See Notes to Financial Statements.

30

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income(1)		Capital Gain Distributions Received from Affiliated Funds	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(2)(3)	Expenses, Gross(2)(4)	Investment Income, Net (1)(3)	Portfolio Turnover Rate
MyDestination 2045 Fund
Institutional Class
2018(5)	$9.60	$0.04	#	$0.02	$0.02	$—	$—	$9.68	0.83%	$154,412	0.14%	0.14%	0.80%	6%
2017(6)	8.90	0.13	#	0.41	0.60	(0.07)	(0.37)	9.60	12.85	145,343	0.16	0.16	1.99	10
Investor Class
2018(5)	$9.60	$0.03	#	$0.02	$0.02	$—	$—	$9.67	0.73%	$370,818	0.39%	0.39%	0.56%	6%
2017	8.29	0.10	#	0.37	1.26	(0.05)	(0.37)	9.60	20.90	344,147	0.38	0.40	1.06	10
2016	7.95	0.12	#	0.15	0.41	(0.04)	(0.30)	8.29	8.45	354,271	0.35	0.41	1.50	16
2015	10.00	0.12	#	0.66	(1.25)	(0.09)	(1.49)	7.95	(4.46)	281,718	0.29	0.34	1.22	124 (7)
2014	10.37	0.10	#	0.53	(0.40)	(0.17)	(0.43)	10.00	2.23	253,395	0.20	0.17	0.92	4
2013	9.14	0.10	#	0.68	1.35	(0.21)	(0.69)	10.37	23.44	212,102	0.20	0.18	0.94	18
MyDestination 2055 Fund
Institutional Class
2018	$13.45	$0.05	#	$0.03	$0.05	$—	$—	$13.58	0.97%	$44,163	0.20%	0.24%	0.71%	7%
2017(6)	12.43	0.18	#	0.64	0.83	(0.02)	(0.61)	13.45	13.33	38,161	0.20	0.33	2.04	9
Investor Class
2018	$13.45	$0.03	#	$0.03	$0.05	$—	$—	$13.56	0.82%	$91,742	0.40%	0.49%	0.51%	7%
2017	11.56	0.14	#	0.60	1.77	(0.01)	(0.61)	13.45	21.73	78,024	0.38	0.55	1.12	9
2016	11.05	0.18	#	0.23	0.57	(0.13)	(0.34)	11.56	8.81	62,973	0.35	0.65	1.62	27
2015	12.60	0.16	#	0.93	(1.66)	(0.13)	(0.85)	11.05	(4.48)	38,465	0.30	0.65	1.29	124 (7)
2014	12.95	0.14	#	0.77	(0.62)	(0.21)	(0.43)	12.60	2.25	27,813	0.20	0.62	1.02	5
2013	11.20	0.13	#	1.02	1.47	(0.26)	(0.61)	12.95	23.44	16,383	0.20	1.01	1.05	30

#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)

Does not include expenses of the investment companies in which the Fund invests. The estimated acquired fund fees which are incurred directly by the underlying funds for the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund and MyDestination 2055 Fund were 0.56%, 0.59%, 0.63%, 0.65% and 0.67%, respectively for 2018, and are deducted from the value of the funds in which each Fund invests and is included in each Fund’s total return.

(3)

The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.

(4)

The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.

(5)	For the six months ended June 30, 2018. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(6)	Inception date was May 1, 2017. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(7)	The portfolio turnover rate for the year ended December 31, 2015 reflects rebalancing of holdings in the Funds and is not representative of a change in investment strategy for the Funds.

See Notes to Financial Statements.

31

CONSERVATIVE ALLOCATION FUND SCHEDULE OF INVESTMENTS	June 30, 2018 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Institutional Class)¥	6,122,470	$6,122,470
GuideStone Low-Duration Bond Fund (Institutional Class)¥	18,850,668	249,959,860
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	4,684,920	67,181,754
GuideStone Global Bond Fund (Institutional Class)¥	1,710,972	16,254,236
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	3,036,548	38,503,426
GuideStone Value Equity Fund (Institutional Class)¥	1,355,942	30,061,245
GuideStone Growth Equity Fund (Institutional Class)¥	1,094,060	30,272,645
GuideStone Small Cap Equity Fund (Institutional Class)¥	303,745	5,926,057
GuideStone International Equity Fund (Institutional Class)¥	2,109,236	32,418,951
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	883,398	8,878,155
GuideStone Global Real Estate Securities Fund (Institutional Class)¥	685,296	6,517,161
GuideStone Strategic Alternatives Fund (Institutional Class)¥	2,539,926	25,729,453

Total Mutual Funds (Cost $515,583,785)		517,825,413

MONEY MARKET FUNDS — 0.0%
Northern Institutional U.S. Government Portfolio (Cost $6,403)	6,403	6,403

	Par	Value
U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bill 2.09%, 12/06/18Ω‡‡ (Cost $297,267)	$300,000	$297,351

TOTAL INVESTMENTS — 100.0% (Cost $515,887,455)		518,129,167
Liabilities in Excess of Other Assets — (0.0)%		(88,391)

NET ASSETS — 100.0%		$518,040,776

PORTFOLIO SUMMARY (based on net assets)

	%
Fixed Income Select Funds	65.5
U.S. Equity Select Funds	20.2
Non-U.S. Equity Select Funds	8.0
Alternative Select Funds	5.0
Real Return Select Funds	1.3
U.S. Treasury Obligation	—	**
Money Market Funds	—	**

	100.0

**	Rounds to less than 0.05%

Futures Contracts outstanding at June 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	09/2018	6	$586,620	GSC	$(19,312)
MSCI Emerging Markets E-Mini	09/2018	4	212,660	GSC	(13,026)
S&P 500® E-Mini	09/2018	8	1,088,640	GSC	(21,749)
2-Year U.S. Treasury Note	09/2018	29	6,143,016	GSC	3,620

Total Futures Contracts outstanding at June 30, 2018			$8,030,936		$(50,467)

See Notes to Financial Statements.

32

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Money Market Fund	$6,403	$6,403	$—	$—
Mutual Funds	517,825,413	517,825,413	—	—
U.S. Treasury Obligation	297,351	—	297,351	—

Total Assets — Investments in Securities	$518,129,167	$517,831,816	$297,351	$—

Other Financial Instruments***
Futures Contracts	$3,620	$3,620	$—	$—

Total Assets — Other Financial Instruments	$3,620	$3,620	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(54,087)	$(54,087)	$—	$—

Total Liabilities — Other Financial Instruments	$(54,087)	$(54,087)	$—	$—

***

Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the six-month period ended June 30, 2018.

See Notes to Financial Statements.

33

BALANCED ALLOCATION FUND SCHEDULE OF INVESTMENTS	June 30, 2018 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Institutional Class)¥	34,775,403	$34,775,403
GuideStone Low-Duration Bond Fund (Institutional Class)¥	7,657,978	101,544,786
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	25,843,361	370,593,793
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	4,055,986	68,789,515
GuideStone Global Bond Fund (Institutional Class)¥	13,743,039	130,558,872
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	12,980,174	164,588,610
GuideStone Value Equity Fund (Institutional Class)¥	7,667,820	169,995,575
GuideStone Growth Equity Fund (Institutional Class)¥	6,168,932	170,694,353
GuideStone Small Cap Equity Fund (Institutional Class)¥	1,780,465	34,736,877
GuideStone International Equity Fund (Institutional Class)¥	12,053,473	185,261,882
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	4,994,971	50,199,459
GuideStone Global Real Estate Securities Fund (Institutional Class)¥	3,655,034	34,759,372
GuideStone Strategic Alternatives Fund (Institutional Class)¥	6,166,688	62,468,544

Total Mutual Funds (Cost $1,579,162,801)		1,578,967,041

MONEY MARKET FUNDS — 0.0%
Northern Institutional U.S. Government Portfolio (Cost $67,725)	67,725	67,725

	Par	Value
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.09%, 12/06/18Ω‡‡ (Cost $990,889)	$1,000,000	$991,169

TOTAL INVESTMENTS — 100.1% (Cost $1,580,221,415)		1,580,025,935
Liabilities in Excess of Other Assets — (0.1)%		(978,085)

NET ASSETS — 100.0%		$1,579,047,850

PORTFOLIO SUMMARY (based on net assets)

	%
Fixed Income Select Funds	44.7
U.S. Equity Select Funds	34.2
Non-U.S. Equity Select Funds	14.9
Alternative Select Funds	4.0
Real Return Select Funds	2.2
U.S. Treasury Obligation	0.1
Money Market Funds	—	**

	100.1

**	Rounds to less than 0.05%

Futures Contracts outstanding at June 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	09/2018	47	$5,648,813	GSC	$50,156
Long U.S. Treasury Bond	09/2018	21	3,045,000	GSC	70,377
MSCI EAFE Index E-Mini	09/2018	53	5,181,810	GSC	(169,606)
MSCI Emerging Markets E-Mini	09/2018	31	1,648,115	GSC	(107,142)
S&P 500® E-Mini	09/2018	80	10,886,400	GSC	(217,491)
5-Year U.S. Treasury Note	09/2018	48	5,453,625	GSC	23,083

Total Futures Contracts outstanding at June 30, 2018			$31,863,763		$(350,623)

See Notes to Financial Statements.

34

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$67,725	$67,725	$—	$—
Mutual Funds	1,578,967,041	1,578,967,041	—	—
U.S. Treasury Obligation	991,169	—	991,169	—

Total Assets — Investments in Securities	$1,580,025,935	$1,579,034,766	$991,169	$—

Other Financial Instruments***
Future Contracts	$143,616	$143,616	$—	$—

Total Assets — Other Financial Instruments	$143,616	$143,616	$—	$—

Liabilities:
Other Financial Instruments***
Future Contracts	$(494,239)	$(494,239)	$—	$—

Total Liabilities — Other Financial Instruments	$(494,239)	$(494,239)	$—	$—

***

Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the six-month period ended June 30, 2018.

See Notes to Financial Statements.

35

GROWTH ALLOCATION FUND SCHEDULE OF INVESTMENTS	June 30, 2018 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	30,855,380	$30,855,380
GuideStone Low-Duration Bond Fund (Institutional Class)¥	2,705,923	35,880,536
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	8,994,765	128,984,932
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	1,435,149	24,340,120
GuideStone Global Bond Fund (Institutional Class)¥	4,783,860	45,446,671
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	4,468,102	56,655,540
GuideStone Value Equity Fund (Institutional Class)¥	10,500,197	232,789,364
GuideStone Growth Equity Fund (Institutional Class)¥	8,200,111	226,897,061
GuideStone Small Cap Equity Fund (Institutional Class)¥	2,442,837	47,659,752
GuideStone International Equity Fund (Institutional Class)¥	16,930,850	260,227,166
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	6,977,458	70,123,449
GuideStone Global Real Estate Securities Fund (Institutional Class)¥	4,188,138	39,829,196
GuideStone Strategic Alternatives Fund (Institutional Class)¥	2,996,917	30,358,775

Total Mutual Funds (Cost $1,218,549,627)		1,230,047,942

	Shares	Value
MONEY MARKET FUNDS — 0.0%
Northern Institutional U.S. Government Portfolio
(Cost $210,855)	210,855	$210,855

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.09%, 12/06/18Ω‡‡ (Cost $990,889)	$1,000,000	991,169

TOTAL INVESTMENTS — 100.0% (Cost $1,219,751,371)		1,231,249,966
Liabilities in Excess of Other Assets — (0.0)%		(553,467)

NET ASSETS — 100.0%		$1,230,696,499

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Equity Select Funds	45.8
Non-U.S. Equity Select Funds	26.8
Fixed Income Select Funds	19.1
Real Return Select Funds	3.2
Money Market Funds	2.5
Alternative Select Funds	2.5
U.S. Treasury Obligation	0.1

100.0

**	Rounds to less than 0.05%

Futures Contracts outstanding at June 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	09/2018	21	$2,523,938	GSC	$19,499
Long U.S. Treasury Bond	09/2018	9	1,305,000	GSC	29,180
MSCI EAFE Index E-Mini	09/2018	76	7,430,520	GSC	(242,201)
MSCI Emerging Markets E-Mini	09/2018	40	2,126,600	GSC	(137,049)
S&P 500 ® E-Mini	09/2018	106	14,424,480	GSC	(296,441)
5-Year U.S. Treasury Note	09/2018	19	2,158,726	GSC	9,519

Total Futures Contracts outstanding at June 30, 2018			$29,969,264		$(617,493)

See Notes to Financial Statements.

36

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$210,855	$210,855	$—	$—
Mutual Funds	1,230,047,942	1,230,047,942	—	—
U.S. Treasury Obligation	991,169	—	991,169	—

Total Assets — Investments in Securities	$1,231,249,966	$1,230,258,797	$991,169	$—

Other Financial Instruments***
Futures Contracts	$58,198	$58,198	$—	$—

Total Assets — Other Financial Instruments	$58,198	$58,198	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(675,691)	$(675,691)	$—	$—

Total Liabilities — Other Financial Instruments	$(675,691)	$(675,691)	$—	$—

***

Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the six-month period ended June 30, 2018.

See Notes to Financial Statements.

37

AGGRESSIVE ALLOCATION FUND SCHEDULE OF INVESTMENTS	June 30, 2018 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	25,725,448	$25,725,448
GuideStone Value Equity Fund (Institutional Class)¥	12,817,537	284,164,790
GuideStone Growth Equity Fund (Institutional Class)¥	10,019,691	277,244,841
GuideStone Small Cap Equity Fund (Institutional Class)¥	2,994,380	58,420,354
GuideStone International Equity Fund (Institutional Class)¥	20,682,775	317,894,259
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	8,871,985	89,163,452

Total Mutual Funds
(Cost $1,025,109,076)		1,052,613,144

MONEY MARKET FUNDS — 0.0%
Northern Institutional
U.S. Government Portfolio (Cost $331,880)	331,880	331,880

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.09%, 12/06/18Ω‡‡ (Cost $990,889)	$1,000,000	991,169

TOTAL INVESTMENTS — 100.0% (Cost $1,026,431,845)		1,053,936,193
Liabilities in Excess of Other Assets — (0.0)%		(427,183)

NET ASSETS — 100.0%		$1,053,509,010

PORTFOLIO SUMMARY (based on net assets)

	%
U.S. Equity Select Funds	58.8
Non-U.S. Equity Select Funds	38.6
Fixed Income Select Funds	2.5
U.S. Treasury Obligation	0.1
Money Market Funds	—	**

	100.0

**	Rounds to less than 0.05%

Futures Contracts outstanding at June 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	09/2018	84	$8,212,680	GSC	$(253,580)
MSCI Emerging Markets E-Mini	09/2018	44	2,339,260	GSC	(132,922)
S&P 500® E-Mini	09/2018	116	15,785,280	GSC	(313,751)

Total Futures Contracts outstanding at June 30, 2018			$26,337,220		$(700,253)

See Notes to Financial Statements.

38

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$331,880	$331,880	$—	$—
Mutual Funds	1,052,613,144	1,052,613,144	—	—
U.S. Treasury Obligation	991,169	—	991,169	—

Total Assets — Investments in Securities	$1,053,936,193	$1,052,945,024	$991,169	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(700,253)	$(700,253)	$—	$—

Total Liabilities — Other Financial Instruments	$(700,253)	$(700,253)	$—	$—

***

Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the six-month period ended June 30, 2018.

See Notes to Financial Statements.

39

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2018 (Unaudited)

	Conservative Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Assets
Investments in securities of unaffiliated issuers, at value	$303,754	$1,058,894	$1,202,024	$1,323,049
Investments in securities of affiliated issuers, at value	517,825,413	1,578,967,041	1,230,047,942	1,052,613,144

Total investments, at value(1)	518,129,167	1,580,025,935	1,231,249,966	1,053,936,193
Receivables:
Dividends from affiliated funds	11,082	47,919	41,309	34,467
Investment securities sold	—	—	1,500,000	—
Fund shares sold	529,161	5,123	77,293	63,014
Variation margin on financial futures contracts	8,230	70,326	95,151	104,540
Prepaid expenses and other assets	5,768	14,563	14,832	13,599

Total Assets	518,683,408	1,580,163,866	1,232,978,551	1,054,151,813

Liabilities
Payables:
Investment securities purchased	—	—	1,500,000	—
Fund shares redeemed	384,900	600,170	386,291	295,907
Variation margin on financial futures contracts	906	1,125	445	—
Accrued expenses:
Investment advisory fees	42,906	131,118	102,743	88,500
Professional fees	36,838	18,831	21,459	22,650
Shareholder servicing fees	88,832	261,246	199,837	180,671
Other expenses	88,250	103,526	71,277	55,075

Total Liabilities	642,632	1,116,016	2,282,052	642,803

Net Assets	$518,040,776	$1,579,047,850	$1,230,696,499	$1,053,509,010

Net Assets Consist of:
Paid-in-capital	$510,065,379	$1,554,546,942	$1,201,303,960	$1,012,947,770
Accumulated net investment income	8,413,502	37,324,906	24,445,849	16,070,944
Undistributed net realized loss on investments and derivative transactions	(2,629,350)	(12,277,895)	(5,934,412)	(2,313,799)
Net unrealized appreciation (depreciation) on investments and derivative transactions	2,191,245	(546,103)	10,881,102	26,804,095

Net Assets	$518,040,776	$1,579,047,850	$1,230,696,499	$1,053,509,010

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$88,841,385	$320,630,128	$272,964,704	$193,062,461

Institutional shares outstanding	7,733,638	26,393,666	21,829,684	15,545,615

Net asset value, offering and redemption price per Institutional share	$11.49	$12.15	$12.50	$12.42

Net assets applicable to the Investor Class	$429,199,391	$1,258,417,722	$957,731,795	$860,446,549

Investor shares outstanding	37,410,015	103,740,587	76,732,974	69,593,924

Net asset value, offering and redemption price per Investor share	$11.47	$12.13	$12.48	$12.36

(1) Investments in securities of unaffiliated issuers, at cost	$303,670	$1,058,614	$1,201,744	$1,322,769
Investments in securities of affiliated issuers, at cost	515,583,785	1,579,162,801	1,218,549,627	1,025,109,076

Total investments, at cost	$515,887,455	$1,580,221,415	$1,219,751,371	$1,026,431,845

See Notes to Financial Statements.

40

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2018 (Unaudited)

	Conservative	Balanced	Growth	Aggressive
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund
Investment Income
Income distributions received from affiliated funds	$4,196,879	$12,647,867	$6,778,110	$2,667,210
Interest	422	8,496	7,356	7,559

Total Investment Income	4,197,301	12,656,363	6,785,466	2,674,769

Expenses
Investment advisory fees	257,404	796,737	622,819	535,526
Transfer agent fees:
Institutional shares	2,202	2,378	2,267	2,194
Investor shares	13,040	21,525	14,995	12,283
Custodian fees	24,155	18,486	15,816	11,508
Shareholder servicing fees:
Investor shares	533,976	1,584,942	1,210,221	1,092,471
Accounting and administration fees	7,986	24,689	19,303	16,600
Professional fees	36,263	35,520	35,520	35,519
Blue sky fees:
Institutional shares	18,440	19,050	18,951	17,330
Investor shares	20,578	13,240	11,012	9,515
Shareholder reporting fees:
Institutional shares	189	225	269	139
Investor shares	7,160	32,855	19,916	8,017
Trustees expenses	1,740	6,989	5,065	4,291
Line of credit facility fees and interest expense	1,359	4,491	3,354	2,769
Other expenses	12,285	25,524	20,892	19,712

Total Expenses	936,777	2,586,651	2,000,400	1,767,874

Net Investment Income	3,260,524	10,069,712	4,785,066	906,895

Realized and Unrealized Gain (Loss)
Capital gain distributions received from affiliated funds	668,760	3,671,329	2,559,238	2,099,457
Net realized gain (loss) on investment securities of affiliated issuers	(239,694)	727,902	1,981,508	2,116,195
Net realized gain (loss) on futures transactions	(7,081)	(37,590)	343,164	429,983

Net realized gain	421,985	4,361,641	4,883,910	4,645,635

Change in unrealized appreciation (depreciation) on investment securities of affiliated issuers	(3,200,958)	(17,577,153)	(2,421,578)	6,857,277
Change in unrealized appreciation (depreciation) on investment securities of unaffiliated issuers	140	469	469	468
Change in unrealized appreciation (depreciation) on futures	(54,863)	(566,074)	(913,323)	(1,008,997)

Net change in unrealized appreciation (depreciation)	(3,255,681)	(18,142,758)	(3,334,432)	5,848,748

Net Realized and Unrealized Gain (Loss)	(2,833,696)	(13,781,117)	1,549,478	10,494,383

Net Increase (Decrease) in Net Assets Resulting from Operations	$426,828	$(3,711,405)	$6,334,544	$11,401,278

See Notes to Financial Statements.

41

STATEMENTS OF CHANGES IN NET ASSETS

	Conservative Allocation Fund		Balanced Allocation Fund
	For the Six Months Ended 06/30/18	For the Year Ended 12/31/17	For the Six Months Ended 06/30/18	For the Year Ended 12/31/17
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$3,260,524	$6,045,409	$10,069,712	$21,658,910
Net realized gain on investment securities and futures transactions	421,985	6,214,889	4,361,641	36,237,086
Net change in unrealized appreciation (depreciation) on investment securities and futures	(3,255,681)	20,214,120	(18,142,758)	123,828,812

Net increase (decrease) in net assets resulting from operations	426,828	32,474,418	(3,711,405)	181,724,808

Dividends and Distributions to Shareholders:
Dividends from net investment income
Institutional shares	—	(363,818)	—	(4,352,882)
Investor shares	—	(907,016)	—	(13,704,307)
Distributions from net realized capital gains
Institutional shares	—	(1,195,256)	—	(4,343,325)
Investor shares	—	(5,832,761)	—	(16,711,610)

Total dividends and distributions	—	(8,298,851)	—	(39,112,124)

Capital Share Transactions:
Proceeds from shares sold
Institutional shares	10,492,262	28,983,265	7,072,753	42,494,809
Investor shares	28,068,379	121,045,545	25,626,866	68,762,452
Shares issued from Merger
Investor shares	—	105,467,529	—	—
Reinvestment of dividends and distributions
Institutional shares	—	1,551,407	—	8,648,353
Investor shares	—	6,736,883	—	30,408,884

Total proceeds from shares sold and reinvested	38,560,641	263,784,629	32,699,619	150,314,498

Value of shares redeemed
Institutional shares	(7,290,070)	(24,731,445)	(20,163,213)	(73,970,553)
Investor shares	(26,623,420)	(131,895,052)	(44,177,462)	(87,585,030)

Total value of shares redeemed	(33,913,490)	(156,626,497)	(64,340,675)	(161,555,583)

Net increase (decrease) from capital share transactions(1)	4,647,151	107,158,132	(31,641,056)	(11,241,085)

Total increase (decrease) in net assets	5,073,979	131,333,699	(35,352,461)	131,371,599

Net Assets:
Beginning of Period	512,966,797	381,633,098	1,614,400,311	1,483,028,712

End of Period*	$518,040,776	$512,966,797	$1,579,047,850	$1,614,400,311

*Including undistributed net investment income	$8,413,502	$5,152,978	$37,324,906	$27,255,194

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

42

Growth Allocation Fund		Aggressive Allocation Fund
For the Six Months Ended 06/30/18	For the Year Ended 12/31/17	For the Six Months Ended 06/30/18	For the Year Ended 12/31/17
(Unaudited)		(Unaudited)

$4,785,066	$14,120,166	$906,895	$7,693,809
4,883,910	55,330,354	4,645,635	69,194,704
(3,334,432)	131,811,745	5,848,748	142,399,607

6,334,544	201,262,265	11,401,278	219,288,120

—	(2,439,768)	—	(2,123,426)
—	(6,311,843)	—	(7,542,741)

—	(10,773,669)	—	(11,458,334)
—	(37,730,860)	—	(50,772,473)

—	(57,256,140)	—	(71,896,974)

3,366,959	11,722,106	2,768,203	5,993,845
18,127,177	44,551,351	16,239,431	31,226,891

—	—	—	—

—	13,192,179	—	13,577,714
—	44,033,935	—	58,306,688

21,494,136	113,499,571	19,007,634	109,105,138

(11,279,792)	(22,885,997)	(8,072,389)	(17,607,915)
(38,237,145)	(69,886,447)	(29,326,951)	(52,785,968)

(49,516,937)	(92,772,444)	(37,399,340)	(70,393,883)

(28,022,801)	20,727,127	(18,391,706)	38,711,255

(21,688,257)	164,733,252	(6,990,428)	186,102,401

1,252,384,756	1,087,651,504	1,060,499,438	874,397,037

$1,230,696,499	$1,252,384,756	$1,053,509,010	$1,060,499,438

$24,445,849	$19,660,783	$16,070,944	$15,164,049

See Notes to Financial Statements.

43

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income(1)		Capital Gain Distributions Received from Affiliated Funds	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(2)(3)	Expenses, Gross(2)(4)	Investment Income, Net (1)(3)	Portfolio Turnover Rate
Conservative Allocation Fund
Institutional Class
2018(5)	$11.47	$0.08	#	$0.01	$(0.07)	$—	$—	$11.49	0.17%	$88,841	0.18%	0.18%	1.46%	6%
2017	10.88	0.16	#	0.20	0.44	(0.05)	(0.16)	11.47	7.33	85,482	0.19	0.19	1.40	19
2016	10.62	0.18	#	0.10	0.25	(0.13)	(0.14)	10.88	5.07	75,333	0.14	0.15	1.61	5
2015(6)	11.51	0.05	#	0.22	(0.39)	(0.12)	(0.65)	10.62	(0.99)	70,895	0.18	0.20	4.36	92	(7)
Investor Class
2018(5)	$11.47	$0.07	#	$0.01	$(0.08)	$—	$—	$11.47	—%	$429,199	0.40%	0.40%	1.23%	6%
2017	10.88	0.13	#	0.21	0.43	(0.02)	(0.16)	11.47	7.11	427,485	0.42	0.42	1.19	19
2016	10.62	0.15	#	0.10	0.26	(0.11)	(0.14)	10.88	4.82	306,300	0.39	0.42	1.36	5
2015	11.59	0.14	#	0.26	(0.60)	(0.12)	(0.65)	10.62	(1.69)	294,997	0.27	0.33	1.22	92	(7)
2014	11.84	0.14	#	0.19	(0.17)	(0.19)	(0.22)	11.59	1.40	311,438	0.12	0.16	1.17	20
2013	12.27	0.11	#	0.21	0.12	(0.17)	(0.70)	11.84	3.67	319,213	0.12	0.16	0.85	12
Balanced Allocation Fund
Institutional Class
2018(5)	$12.16	$0.08		$0.03	$(0.12)	$—	$—	$12.15	(0.08)%	$320,630	0.13%	0.13%	1.46%	6%
2017	11.09	0.19	#	1.39	(0.19)	(0.16)	(0.16)	12.16	12.57	334,114	0.12	0.13	1.57	19
2016	10.70	0.22	#	0.17	0.39	(0.08)	(0.31)	11.09	7.27	326,164	0.11	0.13	1.97	4
2015(6)	12.67	0.09	#	0.45	(0.77)	(0.16)	(1.58)	10.70	(1.73)	332,327	0.12	0.14	7.28	95	(7)
Investor Class
2018(5)	$12.16	$0.07		$0.03	$(0.13)	$—	$—	$12.13	(0.25)%	$1,258,418	0.38%	0.38%	1.21%	6%
2017	11.09	0.16	#	0.10	1.10	(0.13)	(0.16)	12.16	12.30	1,280,286	0.37	0.38	1.34	19
2016	10.70	0.19	#	0.17	0.39	(0.05)	(0.31)	11.09	7.00	1,156,865	0.37	0.38	1.71	4
2015	12.89	0.20	#	0.53	(1.18)	(0.16)	(1.58)	10.70	(3.43)	1,191,878	0.28	0.30	1.56	95	(7)
2014	13.14	0.19	#	0.36	(0.09)	(0.27)	(0.44)	12.89	3.53	1,291,859	0.12	0.13	1.38	3
2013	12.73	0.16	#	0.44	0.68	(0.28)	(0.59)	13.14	10.08	1,288,529	0.12	0.13	1.23	27

#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)

Does not include expenses of the investment companies in which the Fund invests. The estimated acquired fund fees which are incurred directly by the underlying funds for the Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund were 0.53%, 0.64%, 0.74% and 0.81%, respectively for 2018, and are deducted from the value of the funds in which each Fund invests and is included in each Fund’s total return.

(3)

The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.

(4)

The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.

(5)	For the six months ended June 30, 2018. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(6)	Inception date was November 23, 2015. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(7)	The portfolio turnover rate for the year ended December 31, 2015 reflects rebalancing of holdings in the Funds and is not representative of a change in investment strategy for the Funds.

See Notes to Financial Statements.

44

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income(1)		Capital Gain Distributions Received from Affiliated Funds	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(2)(3)	Expenses, Gross(2)(4)	Investment Income, Net (1)(3)	Portfolio Turnover Rate
Growth Allocation Fund
Institutional Class
2018(5)	$12.43	$0.06	#	$0.03	$(0.02)	$—	$—	$12.50	0.64%	$272,965	0.13%	0.13%	0.96%	3%
2017	10.97	0.17	#	0.60	1.30	(0.11)	(0.50)	12.43	18.94	279,148	0.13	0.13	1.38	17
2016	10.83	0.19	#	0.21	0.40	(0.10)	(0.56)	10.97	7.34	244,873	0.12	0.13	1.72	4
2015(6)	13.23	0.11	#	0.76	(1.20)	(0.14)	(1.93)	10.83	(2.36)	247,746	0.14	0.14	8.37	97	(7)
Investor Class
2018(5)	$12.42	$0.04	#	$0.03	$(0.01)	$—	$—	$12.48	0.48%	$957,732	0.38%	0.38%	0.71%	3%
2017	10.97	0.14	#	0.60	1.29	(0.08)	(0.50)	12.42	18.59	973,237	0.37	0.37	1.14	17
2016	10.83	0.16	#	0.21	0.40	(0.07)	(0.56)	10.97	7.08	842,779	0.38	0.39	1.46	4
2015	13.43	0.17	#	0.90	(1.61)	(0.13)	(1.93)	10.83	(3.83)	867,203	0.29	0.30	1.26	97	(7)
2014	14.00	0.15	#	0.54	(0.28)	(0.25)	(0.73)	13.43	2.93	952,103	0.12	0.13	1.07	4
2013	13.04	0.15	#	0.67	1.57	(0.27)	(1.16)	14.00	18.49	963,902	0.12	0.13	1.03	22
Aggressive Allocation Fund
Institutional Class
2018(5)	$12.28	$0.02	#	$0.02	$0.10	$—	$—	$12.42	1.14%	$193,062	0.14%	0.14%	0.36%	2%
2017	10.48	0.12	#	0.82	1.76	(0.13)	(0.77)	12.28	25.88	195,991	0.14	0.14	0.98	7
2016	10.77	0.14	#	0.27	0.30	—	(1.00)	10.48	6.55	166,293	0.13	0.13	1.28	2
2015(6)	14.13	0.12	#	1.10	(1.67)	(0.09)	(2.82)	10.77	(2.85)	169,302	0.15	0.15	8.75	103	(7)
Investor Class
2018(5)	$12.24	$0.01	#	$0.02	$0.09	$—	$—	$12.36	0.98%	$860,447	0.37%	0.37%	0.13%	2%
2017	10.46	0.09	#	0.82	1.75	(0.11)	(0.77)	12.24	25.49	864,508	0.38	0.38	0.75	7
2016	10.77	0.10	#	0.26	0.33	—	(1.00)	10.46	6.38	708,104	0.39	0.39	0.96	2
2015	14.06	0.12	#	1.32	(1.82)	(0.09)	(2.82)	10.77	(2.39)	797,043	0.29	0.30	0.85	103	(7)
2014	14.82	0.12	#	0.80	(0.41)	(0.23)	(1.04)	14.06	3.38	869,726	0.12	0.13	0.79	4
2013	12.46	0.11	#	0.90	2.39	(0.29)	(0.75)	14.82	27.41	879,563	0.12	0.13	0.77	12

#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)

Does not include expenses of the investment companies in which the Fund invests. The estimated acquired fund fees which are incurred directly by the underlying funds for the Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund were 0.53%, 0.64%, 0.74% and 0.81%, respectively for 2018, and are deducted from the value of the funds in which each Fund invests and is included in each Fund’s total return.

(3)

The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.

(4)

The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.

(5)	For the six months ended June 30, 2018. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(6)	Inception date was November 23, 2015. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(7)	The portfolio turnover rate for the year ended December 31, 2015 reflects rebalancing of holdings in the Funds and is not representative of a change in investment strategy for the Funds.

See Notes to Financial Statements.

45

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS	June 30, 2018 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 44.1%
Federal Farm Credit Bank
(Floating, ICE LIBOR USD 1M - 0.05%), 1.97%, 07/07/18†	$13,700,000	$13,699,775
(Floating, ICE LIBOR USD 1M - 0.05%), 2.01%, 07/30/18†	5,720,000	5,716,206
Federal Farm Credit Bank Discount Notes
1.54%, 08/10/18	1,065,000	1,063,201
1.97%, 09/10/18	7,690,000	7,660,577
1.96%, 09/19/18	11,765,000	11,714,541
2.08%, 11/19/18	17,290,000	17,151,176
2.18%, 12/24/18	4,120,000	4,076,694
2.16%, 01/04/19	6,010,000	5,943,507
2.17%, 01/16/19	11,545,000	11,408,429
2.16%, 02/08/19	1,285,000	1,268,122
2.25%, 03/11/19	6,510,000	6,408,433
2.26%, 03/19/19	6,510,000	6,404,750
2.24%, 04/12/19	1,740,000	1,709,420
Federal Home Loan Bank
(Floating, ICE LIBOR USD 1M - 0.05%), 1.99%, 07/02/18†	13,000,000	13,000,000
(Floating, ICE LIBOR USD 1M - 0.05%), 1.98%, 07/03/18†	10,000,000	10,000,000
(Floating, ICE LIBOR USD 1M - 0.05%), 1.87%, 07/05/18†	12,360,000	12,360,000
(Floating, ICE LIBOR USD 1M - 0.05%), 1.98%, 07/11/18†	2,825,000	2,825,615
(Floating, ICE LIBOR USD 1M - 0.05%), 1.99%, 07/11/18†	10,000,000	10,000,000
(Floating, ICE LIBOR USD 1M - 0.05%), 1.91%, 07/14/18†	11,060,000	11,060,000
(Floating, ICE LIBOR USD 1M - 0.05%), 1.93%, 07/15/18†	4,970,000	4,970,000
(Floating, ICE LIBOR USD 1M - 0.05%), 1.96%, 07/16/18†	20,400,000	20,400,000
(Floating, ICE LIBOR USD 1M - 0.05%), 2.02%, 07/19/18†	18,000,000	18,000,000
(Floating, ICE LIBOR USD 1M - 0.05%), 1.94%, 07/22/18†	9,940,000	9,940,000
(Floating, ICE LIBOR USD 1M - 0.05%), 1.97%, 07/25/18†	30,000,000	30,000,000
(Floating, ICE LIBOR USD 1M - 0.05%), 1.98%, 07/25/18†	16,000,000	16,000,000
(Floating, ICE LIBOR USD 1M - 0.05%), 2.00%, 07/25/18†	7,080,000	7,080,000
(Floating, ICE LIBOR USD 1M - 0.05%), 1.96%, 07/26/18†	16,000,000	16,000,000
(Floating, ICE LIBOR USD 1M - 0.05%), 1.95%, 07/27/18†	8,060,000	8,060,000
(Floating, ICE LIBOR USD 1M - 0.05%), 2.02%, 07/27/18†	7,925,000	7,925,000
(Floating, ICE LIBOR USD 1M - 0.05%), 2.04%, 07/27/18†	5,980,000	5,980,000

	Par	Value
(Floating, ICE LIBOR USD 1M - 0.05%), 1.97%, 07/28/18†	$5,525,000	$5,525,000
(Floating, ICE LIBOR USD 1M - 0.05%), 2.17%, 09/12/18†	3,695,000	3,694,088
(Floating, ICE LIBOR USD 1M - 0.05%), 2.19%, 09/19/18†	4,765,000	4,765,000
(Floating, ICE LIBOR USD 1M - 0.05%), 2.17%, 09/20/18†	21,140,000	21,140,000
Federal Home Loan Bank Discount Notes
1.89%, 07/10/18	8,795,000	8,790,910
1.84%, 07/11/18	10,765,000	10,759,474
1.84%, 07/18/18	21,635,000	21,615,895
1.86%, 07/20/18	6,465,000	6,458,739
1.82%, 07/25/18	19,145,000	19,121,273
1.89%, 08/03/18	6,750,000	6,738,275
1.88%, 08/08/18	11,010,000	10,988,163
1.74%, 08/10/18	20,500,000	20,460,617
1.89%, 08/22/18	15,555,000	15,512,422
1.93%, 08/29/18	2,420,000	2,412,385
1.94%, 09/07/18	8,360,000	8,329,523
2.03%, 10/19/18	13,060,000	12,980,189
2.02%, 10/22/18	1,175,000	1,167,624
2.02%, 10/24/18	460,000	457,061
Federal Home Loan Mortgage Corporation
(Floating, ICE LIBOR USD 1M - 0.05%), 1.93%, 07/08/18†	10,510,000	10,504,244
0.88%, 10/12/18	8,370,000	8,352,439
Federal Home Loan Mortgage Corporation Discount Notes
1.81%, 07/26/18	20,185,000	20,159,909
1.92%, 08/20/18	8,745,000	8,722,044

Total Agency Obligations (Cost $526,480,720)		526,480,720

U.S. TREASURY OBLIGATIONS — 19.4%
U.S. Treasury Bills
1.50%, 07/19/18Ω	23,240,000	23,221,408
1.74%, 08/02/18Ω	20,560,000	20,530,302
1.65%, 08/09/18Ω	2,440,000	2,435,639
1.87%, 08/23/18Ω	4,795,000	4,782,152
1.90%, 09/20/18Ω	85,000,000	84,627,063
1.84%, 09/27/18Ω	25,000,000	24,884,194
1.98%, 10/25/18Ω	26,660,000	26,489,434
2.08%, 12/27/18Ω	20,875,000	20,658,587

		207,628,779

U.S. Treasury Floating Rate Notes
(Floating, ICE LIBOR USD 1M - 0.05%), 2.12%, 07/01/18†	6,000,000	6,000,542

See Notes to Financial Statements.

46

	Par	Value
U.S. Treasury Notes
1.38%, 07/31/18	$16,235,000	$16,230,727
1.13%, 01/31/19	565,000	561,531
1.25%, 01/31/19	565,000	561,937

		17,354,195

Total U.S. Treasury Obligations (Cost $230,983,516)		230,983,516

	Shares
MONEY MARKET FUNDS — 0.0%
Northern Institutional Funds - U.S. Government Select Portfolio (Cost $437,606)	437,606	437,606

	Par
REPURCHASE AGREEMENTS — 36.3%
Bank of Montreal 2.10% (dated 06/29/18, due 07/02/18, repurchase price $60,010,500, collateralized by Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Government National Mortgage Association, U.S. Treasury Bond and U.S. Treasury Bill, 0.000% to 5.500%, due 08/16/18 to 06/01/48, total market value $61,462,541)	$60,000,000	60,000,000
Bank of Nova Scotia 2.10% (dated 06/29/18, due 07/02/18, repurchase price $45,007,875, collateralized by U.S. Treasury Bonds, 0.625% to 3.125%, due 07/31/18 to 02/15/43, total market value $45,908,118)	45,000,000	45,000,000
BNP Paribas 2.12% (dated 06/29/18, due 07/02/18, repurchase price $22,003,887, collateralized by Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Government National Mortgage Association and U.S. Treasury Strip, 0.000% to 5.058%, due 02/15/25 to 11/15/47, total market value $22,555,148)	22,000,000	22,000,000
Citigroup Global Markets, Inc. 2.12% (dated 06/29/18, due 07/02/18, repurchase price $10,001,767, collateralized by Federal National Mortgage Association, Government National Mortgage Association and U.S. Treasury Bonds, 0.000% to 4.500%, due 06/30/18 to 12/20/47, total market value $10,200,151)	10,000,000	10,000,000

	Par	Value
Credit Agricole 2.12% (dated 06/29/18, due 07/02/18, repurchase price $40,007,067, collateralized by U.S. Treasury Bond, 2.000%, due 08/15/25, total market value $40,800,055)	$40,000,000	$40,000,000
Goldman Sachs & Co. 2.07% (dated 06/29/18, due 07/02/18, repurchase price $20,003,450, collateralized by Government National Mortgage Association, 3.500%, due 11/20/44, total market value $20,400,000)	20,000,000	20,000,000
2.00% (dated 06/27/18, due 07/03/18, repurchase price $21,102,032, collateralized by Government National Mortgage Association, 3.500% to 4.500%, due 09/15/45 to 07/15/53, total market value $21,516,901)	21,095,000	21,095,000
HSBC Securities USA, Inc. 2.11% (dated 06/29/18, due 07/02/18, repurchase price $40,007,033, collateralized by U.S. Treasury Bill, 0.000%, due 06/20/19, total market value $40,801,508)	40,000,000	40,000,000
1.91% (dated 06/26/18, due 07/03/18, repurchase price $6,002,228, collateralized by U.S. Treasury Bond, 0.375%, due 01/15/27, total market value $6,123,615)	6,000,000	6,000,000
1.94% (dated 06/27/18, due 07/03/18, repurchase price $6,502,102, collateralized by U.S. Treasury Bond, 0.375%, due 01/15/27, total market value $6,633,076)	6,500,000	6,500,000
1.95% (dated 06/28/18, due 07/05/18, repurchase price $11,004,171, collateralized by U.S. Treasury Bond, 0.375%, due 01/15/27, total market value $11,223,265)	11,000,000	11,000,000
Mitsubishi UFJ Securities USA, Inc. 2.11% (dated 06/29/18, due 07/02/18, repurchase price $30,005,275, collateralized by Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association, 3.500% to 4.500%, due 06/01/36 to 10/01/47, total market value $30,899,993)	30,000,000	30,000,000

See Notes to Financial Statements.

47

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Mizuho Securities USA, Inc. 2.12% (dated 06/29/18, due 07/02/18, repurchase price $47,008,303, collateralized by U.S. Treasury Bond, 2.875%, due 05/15/28, total market value $47,940,068)	$47,000,000	$47,000,000
Natixis S.A. 2.10% (dated 06/29/18, due 07/02/18, repurchase price $21,003,675, collateralized by U.S. Treasury Bonds, 0.125% to 6.875%, due 04/15/19 to 11/15/47, total market value $21,420,062)	21,000,000	21,000,000
2.12% (dated 06/29/18, due 07/02/18, repurchase price $4,000,707, collateralized by Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and U.S. Treasury Bonds, 2.000% to 5.771%, due 06/30/24 to 11/15/47, total market value $4,119,218)	4,000,000	4,000,000
TD Securities USA LLC 2.12% (dated 06/29/18, due 07/02/18, repurchase price $50,008,833, collateralized by Federal National Mortgage Association and Government National Mortgage Association, 3.500% to 4.000%, due 12/01/47 to 05/20/48, total market value $51,144,145)	50,000,000	50,000,000

Total Repurchase Agreements (Cost $433,595,000)		433,595,000

TOTAL INVESTMENTS — 99.8% (Cost $1,191,496,842)		1,191,496,842
Other Assets in Excess of Liabilities — 0.2%		1,969,632

NET ASSETS — 100.0%		$1,193,466,474

PORTFOLIO SUMMARY (based on net assets)

	%
Agency Obligations	44.1
Repurchase Agreements	36.3
U.S. Treasury Obligations	19.4
Money Market Funds	—	**

	99.8

**	Rounds to less than 0.05%

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$526,480,720	$—	$526,480,720	$—
Money Market Funds	437,606	437,606	—	—
Repurchase Agreements	433,595,000	—	433,595,000	—
U.S. Treasury Obligations	230,983,516	—	230,983,516	—

Total Assets—Investments in Securities	$1,191,496,842	$437,606	$1,191,059,236	$—

There were no transfers between Level 1, Level 2 and Level 3 during the six-month period ended June 30, 2018.

See Notes to Financial Statements.

48

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	June 30, 2018 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 1.2%
Federal Home Loan Bank
2.38%, 03/30/20	$2,720,000	$2,712,176
1.38%, 09/28/20	2,230,000	2,168,828
Federal Home Loan Mortgage Corporation
2.50%, 04/23/20	1,950,000	1,946,935
Federal National Mortgage Association
1.50%, 02/28/20	1,700,000	1,671,541
2.75%, 06/22/21	2,980,000	2,983,916

Total Agency Obligations (Cost $11,572,616)		11,483,396

ASSET-BACKED SECURITIES — 16.5%
Adams Mill CLO, Ltd., Series 2014-1A, Class A2R
(Floating, ICE LIBOR USD 3M + 1.10%), 3.45%, 07/15/26 144A†	800,000	800,025
Ally Auto Receivables Trust, Series 2018-1, Class A2
2.14%, 09/15/20	3,000,000	2,993,314
Ally Auto Receivables Trust, Series 2018-3, Class A2
2.72%, 05/17/21	1,030,000	1,029,974
ALM XII, Ltd., Series 2015-12A, Class A1R2
(Floating, ICE LIBOR USD 3M + 0.89%, 0.89% Floor), 2.98%, 04/16/27 144A†	440,000	440,224
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class C
2.15%, 03/09/20	144,531	144,510
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A3
1.60%, 11/09/20	368,232	367,307
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C
2.87%, 11/08/21	230,000	229,709
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A3
1.46%, 05/10/21	1,032,807	1,027,033
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A3
1.87%, 08/18/21	210,000	208,473
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A3
1.98%, 12/20/21	1,360,000	1,347,442
Americredit Automobile Receivables Trust, Series 2018-1, Class A3
3.07%, 12/19/22	650,000	650,219
AMMC CLO XIII, Ltd., Series 2013-13A, Class A1LR
(Floating, ICE LIBOR USD 3M + 1.26%), 3.62%, 07/24/29 144A†	2,000,000	2,005,440

	Par	Value
Apidos CLO XXI, Series 2015-21A, Class A1R
(Floating, ICE LIBOR USD 3M + 0.93%, 0.93% Floor), 3.27%, 07/18/27 144A†	$3,215,000	$3,215,000
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2016-FL1A, Class A
(Floating, ICE LIBOR USD 1M + 1.70%), 3.77%, 09/15/26 144A†	490,000	490,157
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2017-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 3.37%, 04/15/27 144A †	1,610,000	1,617,693
Atlas Senior Loan Fund IV, Ltd., Series 2013-2A, Class A1RR
(Floating, ICE LIBOR USD 3M + 0.68%), 3.02%, 02/17/26 144A†	685,000	684,844
Atrium X, Series 10A, Class AR
(Floating, ICE LIBOR USD 3M + 0.95%), 3.30%, 07/16/25 144A†	2,513,420	2,513,816
BA Credit Card Trust, Series 2018-A2, Class A2 3.00%, 09/15/23	560,000	560,401
Barings CLO, Ltd., Series 2013-IA, Class AR
(Floating, ICE LIBOR USD 3M + 0.80%, 0.80% Floor), 3.16%, 01/20/28 144A †	1,200,000	1,192,507
Bayview Koitere Fund Trust, Series 2018-RN4, Class A1
(Step to 4.62% on 03/28/20), 3.62%, 03/28/33 144A STEP	357,864	357,941
Bayview Opportunity Master Fund IIIa Trust, Series 2017-RN8, Class A1
(Step to 4.35% on 12/28/19), 3.35%, 11/28/32 144A STEP	196,364	196,005
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE7, Class 1A1
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 3.09%, 10/25/37†	417,864	420,620
Bear Stearns Asset Backed Securities Trust, Series 2004-SD1, Class A2
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor), 2.54%, 12/25/42†	42,814	42,553
BlueMountain CLO, Ltd., Series 2013-3A, Class AR
(Floating, ICE LIBOR USD 3M + 0.89%), 3.25%, 10/29/25 144A†	737,745	737,833

See Notes to Financial Statements.

49

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
BlueMountain CLO, Ltd., Series 2013-4A, Class AR
(Floating, ICE LIBOR USD 3M + 1.01%), 3.36%, 04/15/25 144A†	$878,865	$878,863
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1
3.15%, 05/15/23 144A	830,000	830,788
BMW Vehicle Owner Trust, Series 2016-A, Class A3
1.16%, 11/25/20	1,290,805	1,279,626
BSPRT Issuer, Ltd., Series 2017-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.35%), 3.42%, 06/15/27 144A†	550,000	551,066
BSPRT Issuer, Ltd., Series 2018-FL3, Class A
(Floating, ICE LIBOR USD 1M + 1.05%), 3.12%, 03/15/28 144A†	950,000	949,646
Capital Auto Receivables Asset Trust, Series 2016-2, Class B
2.11%, 03/22/21	170,000	168,316
Capital Auto Receivables Asset Trust, Series 2017-1, Class A3
2.02%, 08/20/21 144A	650,000	644,162
Capital One Multi-Asset Execution Trust, Series 2015-A2, Class A2
2.08%, 03/15/23	90,000	88,685
Capital One Multi-Asset Execution Trust, Series 2016-A4, Class A4
1.33%, 06/15/22	2,320,000	2,284,060
Chesapeake Funding II LLC, Series 2017-3A, Class A1
1.91%, 08/15/29 144A	1,987,451	1,964,284
Chesapeake Funding II LLC, Series 2017-4A, Class A1
2.12%, 11/15/29 144A	1,720,000	1,701,248
Chesapeake Funding II LLC, Series 2018-1A, Class A1
3.04%, 04/15/30 144A	960,000	958,743
CIFC Funding 2015-II, Ltd., Series 2015-2A, Class AR
(Floating, ICE LIBOR USD 3M + 0.78%, 0.78% Floor), 3.13%, 04/15/27 144A†	1,000,000	997,593
Citibank Credit Card Issuance Trust, Series 2017-A9, Class A9
1.80%, 09/20/21	4,770,000	4,712,366
CNH Equipment Trust, Series 2016-B, Class A3
1.63%, 08/15/21	923,540	915,271
CNH Equipment Trust, Series 2016-C, Class A3
1.44%, 12/15/21	1,140,000	1,124,556
CNH Equipment Trust, Series 2017-B, Class A3
1.86%, 09/15/22	1,110,000	1,091,583

	Par	Value
Colony Starwood Homes Trust, Series 2016-2A, Class A
(Floating, ICE LIBOR USD 1M + 1.25%, 1.25% Floor), 3.32%, 12/17/33 144A†	$1,057,383	$1,062,437
Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A
2.42%, 11/15/23 144A	1,845,878	1,843,129
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A
2.56%, 10/15/25 144A	1,020,000	1,014,544
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class A
3.01%, 02/16/27 144A	1,380,000	1,367,459
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class A
3.47%, 05/17/27 144A	1,410,000	1,413,905
CSAB Mortgage-Backed Trust, Series 2006-2, Class A6A
(Step to 6.22% on 04/25/19), 5.72%, 09/25/36 STEP	353,840	208,172
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor), 2.63%, 12/25/34†	1,139,001	1,131,298
Dell Equipment Finance Trust, Series 2017-2, Class A3
2.19%, 10/24/22 144A	560,000	554,214
Drive Auto Receivables Trust, Series 2017-2, Class B
2.25%, 06/15/21	420,000	419,403
Drive Auto Receivables Trust, Series 2018-2, Class A3
2.88%, 06/15/21	980,000	975,158
Drug Royalty II LP 2, Series 2014-1, Class A1
(Floating, ICE LIBOR USD 3M + 2.85%, 2.85% Floor), 5.20%, 07/15/23 144A†	79,358	80,172
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR
(Floating, ICE LIBOR USD 3M + 0.90%), 3.25%, 10/15/27 144A†	1,680,000	1,675,260
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR
(Floating, ICE LIBOR USD 3M + 0.90%), 3.25%, 04/15/29 144A†	1,000,000	999,571
Enterprise Fleet Financing LLC, Series 2016-2, Class A2
1.74%, 02/22/22 144A	757,559	754,424
Enterprise Fleet Financing LLC, Series 2016-2, Class A3
2.04%, 02/22/22 144A	730,000	719,521

See Notes to Financial Statements.

50

	Par	Value
Enterprise Fleet Financing LLC, Series 2017-1, Class A2
2.13%, 07/20/22 144A	$284,010	$282,386
Enterprise Fleet Financing LLC, Series 2017-1, Class A3
2.60%, 07/20/22 144A	250,000	248,065
Enterprise Fleet Financing LLC, Series 2017-3, Class A2
2.13%, 05/22/23 144A	1,040,000	1,030,174
FHLMC Structured Pass-Through Certificates, Series T-32
(Floating, ICE LIBOR USD 1M +
0.26%, 0.13% Floor), 2.35%, 08/25/31†	345,788	344,216
Flatiron CLO, Ltd., Series 2015-1A, Class AR
(Floating, ICE LIBOR USD 3M + 0.89%), 3.24%, 04/15/27 144A†	1,765,000	1,765,164
Ford Credit Floorplan Master Owner Trust, Series 2016-1, Class A2
(Floating, ICE LIBOR USD 1M + 0.90%), 2.97%, 02/15/21†	625,000	628,115
Ford Credit Floorplan Master Owner Trust, Series 2017-2, Class A1
2.16%, 09/15/22	1,600,000	1,569,582
GM Financial Automobile Leasing Trust, Series 2016-1, Class C
3.24%, 03/20/20	800,000	801,837
GM Financial Automobile Leasing Trust, Series 2018-2, Class A3
3.06%, 06/21/21	790,000	789,955
Greystone Commercial Real Estate Notes, Ltd., Series 2017-FL1A, Class A
(Floating, ICE LIBOR USD 1M + 1.55%), 3.62%, 03/15/27 144A†	900,000	897,705
GT Loan Financing I, Ltd., Series 2013-1A, Class A
(Floating, ICE LIBOR USD 3M + 1.27%), 3.63%, 10/28/24 144A†	120,670	120,692
Honda Auto Receivables Owner Trust, Series 2017-3, Class A3
1.79%, 09/20/21	1,500,000	1,476,469
Hyundai Auto Receivables Trust, Series 2016-A, Class A3
1.56%, 09/15/20	767,581	763,846
Hyundai Auto Receivables Trust, Series 2016-B, Class D
2.68%, 09/15/23	680,000	661,695
Invitation Homes Trust, Series 2018-SFR1, Class A
(Floating, ICE LIBOR USD 1M + 0.70%), 2.79%, 03/17/37 144A†	1,244,019	1,242,995

	Par	Value
John Deere Owner Trust, Series 2017-B, Class A3
1.82%, 10/15/21	$575,000	$566,811
JP Morgan Mortgage Acquisition Corporation, Series 2006-FRE2, Class A1
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor), 2.27%, 02/25/36†	38,179	38,255
Kubota Credit Owner Trust, Series 2017-1A, Class A3
1.88%, 08/16/21 144A	1,730,000	1,697,067
LA Arena Funding LLC, Series 1, Class A
7.66%, 12/15/26 144A	131,894	137,870
LCM XVII LP, Series 17A, Class AR
(Floating, ICE LIBOR USD 3M + 1.35%, 1.35% Floor), 3.70%, 10/15/26 144A†	1,250,000	1,251,763
Lendmark Funding Trust, Series 2018-1A, Class A
3.81%, 12/21/26 144A	960,000	964,701
LoanCore Issuer, Ltd., Series 2018-CRE1, Class A
(Floating, ICE LIBOR USD 1M + 1.13%, 1.13% Floor), 3.20%, 05/15/28 144A†	630,000	631,738
Madison Park Funding XIV, Ltd., Series 2014-14A, Class A2R
(Floating, ICE LIBOR USD 3M + 1.12%), 3.48%, 07/20/26 144A†	250,000	250,014
Madison Park Funding XIV, Ltd., Series 2014-14A, Class BR
(Floating, ICE LIBOR USD 3M + 1.55%), 3.91%, 07/20/26 144A†	1,370,000	1,372,028
Magnetite VII, Ltd., Series 2012-7A, Class A1R2
(Floating, ICE LIBOR USD 3M + 0.80%), 3.15%, 01/15/28 144A†	2,890,000	2,886,587
Magnetite VIII, Ltd.
(Floating, ICE LIBOR USD 3M + 0.98%, 0.98% Floor), 3.07%, 04/15/31 144A†	530,000	530,337
Marathon CRE, Ltd., Series 2018-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 3.24%, 06/15/28 144A†	290,000	290,428
Mercedes-Benz Master Owner Trust, Series 2016-BA, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.75% Floor), 2.77%, 05/17/21 144A†	1,354,000	1,360,647

See Notes to Financial Statements.

51

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Mercedes-Benz Master Owner Trust, Series 2017-BA, Class A
(Floating, ICE LIBOR USD 1M + 0.42%), 2.49%, 05/16/22 144A†	$1,750,000	$1,755,258
Mercedes-Benz Master Owner Trust, Series 2018-BA, Class A
(Floating, ICE LIBOR USD 1M + 0.34%), 2.27%, 05/15/23 144A†	1,790,000	1,792,024
Mill City Mortgage Loan Trust, Series 2016-1, Class A1
2.50%, 04/25/57 144A	1,075,340	1,058,914
MMAF Equipment Finance LLC, Series 2017-AA, Class A3
2.04%, 02/16/22 144A	2,210,000	2,175,025
Mountain Hawk II CLO, Ltd., Series 2013-2A, Class A1
(Floating, ICE LIBOR USD 3M + 1.16%), 3.52%, 07/22/24 144A†	222,022	222,023
MVW Owner Trust, Series 2017-1A, Class A
2.42%, 12/20/34 144A	843,511	823,036
Navient Private Education Loan Trust, Series 2014-CTA, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 2.77%, 09/16/24 144A †	53,346	53,425
Navient Student Loan Trust, Series 2016-5A, Class A
(Floating, ICE LIBOR USD 1M + 1.25%), 3.34%, 06/25/65 144A†	626,836	644,189
Navient Student Loan Trust, Series 2016-6A, Class A2
(Floating, ICE LIBOR USD 1M + 0.75%), 2.84%, 03/25/66 144A†	1,500,000	1,513,921
Navient Student Loan Trust, Series 2017-2A, Class A
(Floating, ICE LIBOR USD 1M + 1.05%), 3.14%, 12/27/66 144A†	1,255,848	1,276,457
Navient Student Loan Trust, Series 2017-5A, Class A
(Floating, ICE LIBOR USD 1M + 0.80%), 2.89%, 07/26/66 144A†	1,332,340	1,346,677
Nelnet Student Loan Trust, Series 2016-1A, Class A
(Floating, ICE LIBOR USD 1M + 0.80%), 2.76%, 09/25/65 144A†	1,399,772	1,416,588
Neuberger Berman CLO, Ltd., Series 2017-16SA, Class A
(Floating, ICE LIBOR USD 3M + 0.85%), 3.20%, 01/15/28 144A†	1,145,000	1,139,753
Nissan Auto Receivables Owner Trust, Series 2016-A, Class A4
1.59%, 07/15/22	2,860,000	2,806,554

	Par	Value
Nissan Master Owner Receivables Trust, Series 2016-A, Class A2
1.54%, 06/15/21	$1,440,000	$1,423,581
Nissan Master Owner Receivables Trust, Series 2017-B, Class A
(Floating, ICE LIBOR USD 1M + 0.43%), 2.50%, 04/18/22†	1,650,000	1,655,034
Nissan Master Owner Receivables Trust, Series 2017-C, Class A
(Floating, ICE LIBOR USD 1M + 0.32%), 2.39%, 10/17/22†	1,471,000	1,473,720
OCP CLO, Ltd., Series 2014-7A, Class A1AR
(Floating, ICE LIBOR USD 3M + 0.95%), 3.31%, 10/20/26 144A†	570,000	570,106
Octagon Investment Partners 25, Ltd., Series 2015-1A, Class AR
(Floating, ICE LIBOR USD 3M + 0.80%, 0.80% Floor), 3.16%, 10/20/26 144A†	1,760,000	1,759,999
OneMain Financial Issuance Trust, Series 2015-2A, Class A
2.57%, 07/18/25 144A	162,268	162,432
OZLM Funding II, Ltd., Series 2012-2A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.44%, 1.44% Floor), 3.80%, 10/30/27 144A†	950,000	952,527
Palmer Square CLO, Ltd., Series 2013-2A, Class A1AR
(Floating, ICE LIBOR USD 3M + 1.22%), 3.57%, 10/17/27 144A†	1,405,000	1,406,554
Palmer Square Loan Funding, Ltd., Series 2017-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.74%), 3.09%, 10/15/25 144A†	763,952	761,081
PFS Financing Corporation, Series 2016-BA, Class A
1.87%, 10/15/21 144A	290,000	286,191
PFS Financing Corporation, Series 2018-B, Class A
2.89%, 02/15/23 144A	2,330,000	2,310,831
Regatta V Funding, Ltd., Series 2014-1A, Class A1AR
(Floating, ICE LIBOR USD 3M + 1.16%), 3.52%, 10/25/26 144A†	2,000,000	2,000,187
Santander Drive Auto Receivables Trust, Series 2014-4, Class C
2.60%, 11/16/20	131,001	131,006
Santander Drive Auto Receivables Trust, Series 2015-1, Class D
3.24%, 04/15/21	320,000	320,543
Santander Drive Auto Receivables Trust, Series 2015-2, Class D
3.02%, 04/15/21	555,000	555,875

See Notes to Financial Statements.

52

	Par	Value
Santander Drive Auto Receivables Trust, Series 2016-2, Class C
2.66%, 11/15/21	$640,000	$637,653
Santander Drive Auto Receivables Trust, Series 2017-1, Class A3
1.77%, 09/15/20	190,000	189,644
Santander Drive Auto Receivables Trust, Series 2018-1, Class A3
2.32%, 08/16/21	350,000	347,420
Santander Drive Auto Receivables Trust, Series 2018-3, Class A3
3.03%, 02/15/22	200,000	200,208
Securitized Asset-Backed Receivables LLC Trust, Series 2006-OP1, Class M1
(Floating, ICE LIBOR USD 1M + 0.37%, 0.37% Floor), 2.46%, 10/25/35†	872,863	873,100
Securitized Term Auto Receivables Trust, Series 2017-2A, Class A3
2.04%, 04/26/21 144A	1,390,000	1,370,894
SLC Student Loan Trust, Series 2006-2, Class A5
(Floating, ICE LIBOR USD 3M + 0.10%), 2.44%, 09/15/26†	825,352	823,938
SLM Private Credit Student Loan Trust, Series 2005-A, Class A3
(Floating, ICE LIBOR USD 3M + 0.20%), 2.54%, 06/15/23†	1,705,078	1,702,657
SLM Private Education Loan Trust, Series 2010-A, Class 2A
(Floating, ICE LIBOR USD 1M + 3.25%, 3.25% Floor), 5.32%, 05/16/44 144A†	641,121	654,907
SLM Private Education Loan Trust, Series 2011-B, Class A2
3.74%, 02/15/29 144A	563,281	565,886
SLM Private Education Loan Trust, Series 2014-A, Class A2A
2.59%, 01/15/26 144A	278,950	278,374
SLM Private Education Loan Trust, Series 2014-A, Class A2B
(Floating, ICE LIBOR USD 1M + 1.15%), 3.22%, 01/15/26 144A†	625,753	628,778
SLM Student Loan Trust, Series 2003-5, Class A5
(Floating, Euribor 3M + 0.27%), 0.00%, 06/17/24†	333,439	390,185
SLM Student Loan Trust, Series 2004-2, Class A5
(Floating, Euribor 3M + 0.18%), 0.00%, 01/25/24†	2,087,488	2,439,716
SLM Student Loan Trust, Series 2004-3, Class A5
(Floating, ICE LIBOR USD 3M + 0.17%, 0.17% Floor), 2.53%, 07/25/23†	847,722	847,960
SLM Student Loan Trust, Series 2005-8, Class A4
(Floating, ICE LIBOR USD 3M + 0.55%), 2.91%, 01/25/28†	2,105,445	2,113,032

	Par	Value
SMB Private Education Loan Trust, Series 2015-C, Class A2A
2.75%, 07/15/27 144A	$562,160	$557,954
SMB Private Education Loan Trust, Series 2016-A, Class A2A
2.70%, 05/15/31 144A	428,477	419,769
SMB Private Education Loan Trust, Series 2016-B, Class A2A
2.43%, 02/17/32 144A	280,095	272,240
SMB Private Education Loan Trust, Series 2018-A, Class A2A
3.50%, 02/15/36 144A	1,105,000	1,106,096
SMB Private Education Loan Trust, Series 2018-B, Class A2B
(Floating, ICE LIBOR USD 1M + 0.72%), 2.80%, 01/15/37 144A†	640,000	641,220
Sofi Consumer Loan Program, Series 2017-5, Class A1
2.14%, 09/25/26 144A	859,393	854,849
SoFi Professional Loan Program LLC, Series 2015-A, Class A1
(Floating, ICE LIBOR USD 1M + 1.20%, 1.20% Floor), 3.29%, 03/25/33 144A†	331,537	335,046
SoFi Professional Loan Program LLC, Series 2015-D, Class A2
2.72%, 10/27/36 144A	1,188,713	1,173,440
Sofi Professional Loan Program LLC, Series 2016-A, Class A2
2.76%, 12/26/36 144A	412,710	408,089
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B
2.36%, 12/27/32 144A	210,000	203,825
SoFi Professional Loan Program LLC, Series 2016-D, Class A2A
1.53%, 04/25/33 144A	114,479	114,042
SoFi Professional Loan Program LLC, Series 2016-D, Class A2B
2.34%, 04/25/33 144A	190,000	185,623
Sofi Professional Loan Program LLC, Series 2016-F, Class A2
3.02%, 02/25/40 144A	1,327,526	1,298,627
Sofi Professional Loan Program LLC, Series 2017-C, Class A2A
1.75%, 07/25/40 144A	447,647	443,854
Springleaf Funding Trust, Series 2015-AA, Class A
3.16%, 11/15/24 144A	342,799	342,709
Starwood Waypoint Homes Trust, Series 2017-1, Class A
(Floating, ICE LIBOR USD 1M + 0.95%, 0.95% Floor), 3.04%, 01/17/35 144A†	2,020,632	2,030,542
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2005-7XS, Class 2A1A
(Floating, ICE LIBOR USD 1M + 1.50%, 1.50% Floor), 3.48%, 04/25/35†	273,887	269,109

See Notes to Financial Statements.

53

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Symphony CLO VIII LP, Series 2012-8A, Class AR
(Floating, ICE LIBOR USD 3M + 1.10%), 3.43%, 01/09/23 144A†	$160,568	$160,567
Towd Point Mortgage Trust, Series 2016-3, Class A1
2.25%, 04/25/56 144A	645,224	632,891
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A3
1.30%, 04/15/20	388,247	386,238
Toyota Auto Receivables Owner Trust, Series 2018-A, Class A3
2.35%, 05/16/22	1,250,000	1,237,819
Treman Park CLO, Ltd., Series 2015-1A, Class AR
(Floating, ICE LIBOR USD 3M + 1.37%), 3.73%, 04/20/27 144A†	1,000,000	997,816
Tryon Park CLO, Ltd., Series 2013-1A, Class A1SR
(Floating, ICE LIBOR USD 3M + 0.89%), 3.24%, 04/15/29 144A†	3,070,000	3,067,492
USAA Auto Owner Trust, Series 2017-1, Class A3
1.70%, 05/17/21	660,000	653,446
Venture XVII CLO, Ltd.
(Floating, ICE LIBOR USD 3M + 0.88%), 3.23%, 04/15/27 144A†	360,000	359,307
Verizon Owner Trust, Series 2017-3A, Class A1A
2.06%, 04/20/22 144A	3,000,000	2,952,360
Vibrant CLO III, Ltd., Series 2015-3A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.48%), 3.84%, 04/20/26 144A†	250,000	250,172
VOLT LIX LLC, Series 2017-NPL6, Class A1
(Step to 6.25% on 06/25/20), 3.25%, 05/25/47 144A STEP	524,341	521,796
VOLT LVIII LLC, Series 2017-NPL5, Class A1
(Step to 6.40% on 05/25/20), 3.38%, 05/28/47 144A STEP	628,620	629,142
VOLT LX LLC, Series 2017-NPL7, Class A1
(Step to 6.25% on 07/25/20), 3.25%, 06/25/47 144A STEP	276,099	275,248
VOLT LXI LLC, Series 2017-NPL8, Class A1
(Step to 6.13% on 06/25/20), 3.13%, 06/25/47 144A STEP	312,243	310,846
VOLT XL LLC, Series 2015-NP14, Class A1
(Step to 7.38% on 01/25/19), 4.38%, 11/27/45 144A STEP	84,928	85,808
Westlake Automobile Receivables Trust, Series 2016-2A, Class D
4.10%, 06/15/21 144A	350,000	353,139

	Par	Value
Westlake Automobile Receivables Trust, Series 2017-1A, Class C
2.70%, 10/17/22 144A	$740,000	$737,041
Wheels SPV 2 LLC, Series 2016-1A, Class A2
1.59%, 05/20/25 144A	89,168	88,798
Wheels SPV 2 LLC, Series 2017-1A, Class A2
1.88%, 04/20/26 144A	201,763	200,200

Total Asset-Backed Securities (Cost $156,021,692)		155,648,728

CERTIFICATES OF DEPOSIT — 0.5%
Bank of America NA
2.43%, 10/10/18	1,500,000	1,500,058
Mizuho Bank, Ltd.
2.34%, 01/15/20	1,500,000	1,500,090
Natixis SA
2.40%, 07/31/18	1,500,000	1,500,520

Total Certificates Of Deposit (Cost $4,500,000)		4,500,668

COMMERCIAL PAPER — 1.1%
Barclays Bank PLC
0.00%, 09/28/18	1,500,000	1,491,044
Florida Power & Light Co.
0.00%, 11/28/18	3,200,000	3,163,777
Mitsubishi UFJ Trust & Banking Corporation
0.00%, 07/06/18	1,500,000	1,499,434
Suncorp-Metway, Ltd.
0.00%, 10/10/18	1,500,000	1,489,752
UBS AG
0.00%, 09/04/18	1,500,000	1,493,914
(Floating, ICE LIBOR USD 3M + 0.33%), 2.65%, 04/04/19 144A†	1,500,000	1,501,616

Total Commercial Paper (Cost $10,636,740)		10,639,537

CORPORATE BONDS — 23.7%
Abbott Laboratories
2.35%, 11/22/19Δ	115,000	114,365
AbbVie, Inc.
2.30%, 05/14/21	2,300,000	2,236,505
2.90%, 11/06/22Δ	160,000	155,416
AES Corporation
4.00%, 03/15/21	850,000	847,875
Aetna, Inc.
2.20%, 03/15/19	75,000	74,774
Air Lease Corporation
2.63%, 07/01/22	150,000	143,869
Alliant Energy Finance LLC
3.75%, 06/15/23 144A	415,000	415,389
Allstate Corporation
(Floating, ICE LIBOR USD 3M + 0.63%), 2.96%, 03/29/23†	900,000	904,971
American Electric Power Co., Inc.
2.95%, 12/15/22	220,000	214,378

See Notes to Financial Statements.

54

	Par	Value
American Express Co.
2.50%, 08/01/22Δ	$265,000	$254,365
American Express Credit Corporation
1.88%, 05/03/19	390,000	387,183
2.20%, 03/03/20	735,000	725,533
2.38%, 05/26/20	1,550,000	1,527,926
American Tower Corporation REIT
2.25%, 01/15/22	2,700,000	2,583,465
3.50%, 01/31/23	95,000	93,548
Amphenol Corporation
2.20%, 04/01/20	365,000	359,153
Analog Devices, Inc.
2.85%, 03/12/20	110,000	109,505
Andeavor Logistics LP
6.25%, 10/15/22	199,000	206,387
3.50%, 12/01/22	265,000	259,187
Anthem, Inc.
2.25%, 08/15/19	355,000	352,122
2.50%, 11/21/20	260,000	255,734
Apache Corporation
3.63%, 02/01/21	115,000	115,445
3.25%, 04/15/22	300,000	295,169
Ares Capital Corporation
3.63%, 01/19/22	1,325,000	1,293,189
Arizona Public Service Co.
2.20%, 01/15/20	1,580,000	1,560,470
Assurant, Inc.
(Floating, ICE LIBOR USD 3M + 1.25%), 3.59%, 03/26/21†	710,000	711,862
Astoria Financial Corporation
3.50%, 06/08/20	480,000	480,004
AT&T, Inc.
2.30%, 03/11/19	1,070,000	1,066,219
(Floating, ICE LIBOR USD 3M + 0.75%), 2.97%, 06/01/21†	2,900,000	2,913,283
(Floating, ICE LIBOR USD 3M + 0.95%), 3.30%, 07/15/21†	1,000,000	1,009,955
3.60%, 02/17/23Δ	855,000	843,244
Athene Global Funding
2.75%, 04/20/20 144A	1,445,000	1,427,838
Aviation Capital Group LLC
2.88%, 09/17/18 144A	2,000,000	2,000,436
AXA Equitable Holdings, Inc.
3.90%, 04/20/23 144A	70,000	69,524
Bank of America Corporation
5.49%, 03/15/19	200,000	203,402
2.65%, 04/01/19Δ	2,500,000	2,497,620
(Variable, ICE LIBOR USD 3M + 0.66%), 2.37%, 07/21/21^	1,300,000	1,274,761
(Variable, ICE LIBOR USD 3M + 0.63%), 2.33%, 10/01/21^	765,000	748,112
(Floating, ICE LIBOR USD 3M + 0.38%), 2.74%, 01/23/22† Δ	900,000	894,791
(Variable, ICE LIBOR USD 3M + 0.63%), 3.50%, 05/17/22^	425,000	425,027
(Floating, ICE LIBOR USD 3M + 0.65%), 2.99%, 06/25/22†	750,000	749,618

	Par	Value
2.50%, 10/21/22Δ	$775,000	$742,781
(Variable, ICE LIBOR USD 3M + 1.02%), 2.88%, 04/24/23^	415,000	403,342
BB&T Corporation
3.20%, 09/03/21	675,000	673,168
Becton Dickinson and Co.
2.13%, 06/06/19	1,275,000	1,269,062
2.40%, 06/05/20	325,000	319,316
BGC Partners, Inc.
5.13%, 05/27/21	1,400,000	1,428,281
BMW US Capital LLC
(Floating, ICE LIBOR USD 3M + 0.41%), 2.75%, 04/12/21 144A†	900,000	903,404
Boston Properties LP REIT
5.63%, 11/15/20	595,000	623,344
Branch Banking & Trust Co.
1.45%, 05/10/19Δ	1,180,000	1,167,342
Broadcom Corporation
2.38%, 01/15/20	1,575,000	1,555,057
3.00%, 01/15/22	401,000	390,360
2.65%, 01/15/23Δ	300,000	282,819
Burlington Northern Santa Fe LLC
3.40%, 09/01/24	500,000	495,791
CA, Inc.
3.60%, 08/15/22	205,000	203,213
Cantor Fitzgerald LP
6.50%, 06/17/22 144A	750,000	796,878
Capital One Bank USA NA
2.30%, 06/05/19Δ	250,000	248,568
Capital One Financial Corporation
2.40%, 10/30/20Δ	1,330,000	1,297,989
(Floating, ICE LIBOR USD 3M + 0.95%), 3.28%, 03/09/22†	995,000	999,285
3.75%, 04/24/24	135,000	132,584
Capital One NA
2.35%, 01/31/20	1,030,000	1,015,570
Cardinal Health, Inc.
1.95%, 06/14/19Δ	745,000	738,979
Caterpillar Financial Services Corporation
1.70%, 08/09/21Δ	205,000	196,429
Cboe Global Markets, Inc.
1.95%, 06/28/19	320,000	317,029
CenterPoint Energy Resources Corporation
3.55%, 04/01/23	200,000	198,391
CenturyLink, Inc.
5.63%, 04/01/20Δ	530,000	537,950
Charter Communications
Operating LLC
4.46%, 07/23/22	640,000	648,438
(Floating, ICE LIBOR USD 3M + 1.65%), 4.04%, 02/01/24†	700,000	702,051
4.50%, 02/01/24	150,000	150,036

See Notes to Financial Statements.

55

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	$630,000	$657,563
CIT Group, Inc.
4.13%, 03/09/21	780,000	777,075
Citibank NA
1.85%, 09/18/19	1,090,000	1,077,237
2.10%, 06/12/20	1,050,000	1,028,639
2.13%, 10/20/20Δ	800,000	781,064
Citigroup, Inc.
2.50%, 07/29/19	290,000	288,775
2.45%, 01/10/20Δ	820,000	811,090
2.75%, 04/25/22	1,100,000	1,065,695
(Variable, ICE LIBOR USD 3M + 0.95%), 2.88%, 07/24/23^	325,000	313,689
(Floating, ICE LIBOR USD 3M + 1.02%), 3.35%, 06/01/24†	1,000,000	1,001,707
Citizens Bank NA
2.45%, 12/04/19	600,000	594,698
2.25%, 03/02/20	285,000	280,453
2.20%, 05/26/20	370,000	362,382
(Floating, ICE LIBOR USD 3M + 0.57%), 2.89%, 05/26/20†	750,000	752,279
CNH Industrial Capital LLC
3.38%, 07/15/19	275,000	275,908
3.88%, 10/15/21	145,000	144,638
Continental Airlines Pass Through Trust, Series 2010-1, Class B
6.00%, 01/12/19	119,123	121,208
Cox Communications, Inc.
3.15%, 08/15/24 144A	480,000	455,361
Crown Castle International Corporation REIT
4.88%, 04/15/22	325,000	335,335
Crown Castle Towers LLC
3.22%, 05/15/22 144A	1,500,000	1,473,630
CSX Corporation
3.70%, 10/30/20	310,000	313,368
CVS Health Corporation
3.13%, 03/09/20	1,475,000	1,473,695
3.35%, 03/09/21	1,700,000	1,699,212
3.70%, 03/09/23	1,160,000	1,155,349
D.R. Horton, Inc.
4.00%, 02/15/20	1,100,000	1,111,134
Daimler Finance North America LLC
1.50%, 07/05/19 144A	1,810,000	1,783,911
2.20%, 05/05/20 144A	230,000	225,638
2.30%, 02/12/21 144A	1,455,000	1,413,857
(Floating, ICE LIBOR USD 3M + 0.84%), 3.20%, 05/04/23 144A† Δ	3,000,000	3,010,959
DCP Midstream Operating LP
2.70%, 04/01/19	420,000	416,850
5.35%, 03/15/20 144A	275,000	280,844
Dell International LLC
3.48%, 06/01/19 144A	1,455,000	1,458,989
4.42%, 06/15/21 144A	1,417,000	1,438,682
5.88%, 06/15/21 144A	140,000	142,257
5.45%, 06/15/23 144A	500,000	523,868

	Par	Value
Delta Air Lines, Inc.
2.88%, 03/13/20	$465,000	$462,127
3.63%, 03/15/22Δ	2,100,000	2,078,082
Devon Energy Corporation
3.25%, 05/15/22	440,000	432,917
Discover Bank
3.35%, 02/06/23	250,000	243,881
Discovery Communications LLC
4.38%, 06/15/21	220,000	225,033
DISH DBS Corporation
6.75%, 06/01/21	700,000	702,625
Dominion Energy Gas Holdings LLC
(Floating, ICE LIBOR USD 3M + 0.60%), 2.93%, 06/15/21†	1,800,000	1,799,739
Dominion Energy, Inc.
2.96%, 07/01/19 STEP	1,125,000	1,122,769
2.58%, 07/01/20	335,000	330,246
Dow Chemical Co.
4.25%, 11/15/20	175,000	178,847
DTE Energy Co.
1.50%, 10/01/19	400,000	392,338
Duke Energy Corporation
1.80%, 09/01/21	405,000	387,961
2.40%, 08/15/22	195,000	187,729
3.95%, 10/15/23	430,000	435,335
DXC Technology Co.
2.88%, 03/27/20	140,000	139,055
eBay, Inc.
2.15%, 06/05/20Δ	580,000	570,118
Emera US Finance LP
2.15%, 06/15/19Δ	250,000	247,448
Enbridge Energy Partners LP
5.20%, 03/15/20	280,000	288,042
4.38%, 10/15/20	15,000	15,281
Energy Transfer Equity LP
4.25%, 03/15/23Δ	630,000	609,531
Energy Transfer Partners LP
4.15%, 10/01/20	400,000	404,766
3.60%, 02/01/23Δ	105,000	102,689
EnLink Midstream Partners LP
2.70%, 04/01/19Δ	685,000	678,447
EOG Resources, Inc.
2.45%, 04/01/20	290,000	286,847
EQT Corporation
2.50%, 10/01/20Δ	395,000	386,155
Exelon Corporation
2.45%, 04/15/21	175,000	170,186
Exelon Generation Co. LLC
5.20%, 10/01/19	240,000	245,712
Fifth Third Bank
2.30%, 03/15/19	370,000	368,782
FirstEnergy Corporation
2.85%, 07/15/22	2,357,000	2,286,345
Ford Motor Credit Co. LLC
2.94%, 01/08/19	1,300,000	1,300,476
2.26%, 03/28/19	535,000	532,219
2.02%, 05/03/19	420,000	416,608

See Notes to Financial Statements.

56

	Par	Value
2.43%, 06/12/20	$1,135,000	$1,113,072
3.16%, 08/04/20Δ	225,000	223,560
(Floating, ICE LIBOR USD 3M + 1.27%), 3.61%, 03/28/22† Δ	435,000	440,121
4.14%, 02/15/23Δ	345,000	345,244
Fortive Corporation
1.80%, 06/15/19Δ	200,000	197,834
Freeport-McMoRan, Inc.
3.55%, 03/01/22	200,000	190,500
GameStop Corporation
6.75%, 03/15/21 144A Δ	350,000	356,125
General Dynamics Corporation
(Floating, ICE LIBOR USD 3M + 0.38%), 2.74%, 05/11/21†	635,000	637,474
General Electric Co.
(Variable, ICE LIBOR USD 3M +
3.33%), 5.00%, 01/21/21Δ ^	700,000	690,375
General Mills, Inc.
(Floating, ICE LIBOR USD 3M + 1.01%), 3.36%, 10/17/23†	200,000	201,842
General Motors Financial Co., Inc.
3.10%, 01/15/19	175,000	175,188
2.40%, 05/09/19	780,000	776,527
2.65%, 04/13/20	460,000	454,658
(Floating, ICE LIBOR USD 3M + 0.93%), 3.27%, 04/13/20†	1,010,000	1,017,086
2.45%, 11/06/20	605,000	591,779
3.20%, 07/06/21	420,000	414,830
(Floating, ICE LIBOR USD 3M + 1.55%), 3.90%, 01/14/22†	895,000	917,515
(Floating, ICE LIBOR USD 3M + 1.31%), 3.64%, 06/30/22†	900,000	914,985
3.25%, 01/05/23	290,000	281,321
4.15%, 06/19/23	235,000	235,205
Georgia-Pacific LLC
3.73%, 07/15/23 144A	500,000	502,572
Gilead Sciences, Inc.
2.50%, 09/01/23	95,000	90,628
Glencore Funding LLC
(Floating, ICE LIBOR USD 3M + 1.36%), 3.71%, 01/15/19 144A †	680,000	682,651
3.00%, 10/27/22 144A Δ	380,000	364,847
Goldman Sachs Group, Inc.
2.00%, 04/25/19	55,000	54,630
2.60%, 04/23/20	925,000	916,672
2.60%, 12/27/20	990,000	973,764
3.00%, 04/26/22	1,710,000	1,671,394
3.20%, 02/23/23	510,000	497,496
Harley-Davidson Financial Services, Inc.
2.15%, 02/26/20 144A	260,000	255,087
Hartford Financial Services Group, Inc.
5.13%, 04/15/22	263,000	277,787
HCA, Inc.
3.75%, 03/15/19	1,600,000	1,610,000
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	399,000	399,605

	Par	Value
2.10%, 10/04/19 144A	$1,315,000	$1,298,845
HSBC USA, Inc.
(Floating, ICE LIBOR USD 3M + 0.61%), 2.97%, 11/13/19†	2,000,000	2,009,448
2.75%, 08/07/20	1,500,000	1,486,648
Hughes Satellite Systems Corporation
6.50%, 06/15/19	275,000	282,480
Huntington National Bank
2.38%, 03/10/20	1,240,000	1,224,012
Hyundai Capital America
2.40%, 10/30/18 144A	155,000	154,784
2.50%, 03/18/19 144A	30,000	29,867
1.75%, 09/27/19 144A	435,000	426,770
2.55%, 04/03/20 144A	315,000	309,691
International Lease Finance Corporation
5.88%, 04/01/19	1,385,000	1,413,603
6.25%, 05/15/19	1,300,000	1,333,135
8.25%, 12/15/20	800,000	882,601
Iron Mountain, Inc. REIT
4.38%, 06/01/21 144A	435,000	435,409
iStar, Inc. REIT
4.63%, 09/15/20	225,000	222,188
JPMorgan Chase & Co.
(Floating, ICE LIBOR USD 3M + 1.21%), 3.56%, 10/29/20†	5,900,000	6,015,094
(Floating, ICE LIBOR USD 3M + 0.68%), 2.98%, 06/01/21†	1,265,000	1,271,525
(Floating, ICE LIBOR USD 3M + 0.61%), 2.94%, 06/18/22†	540,000	540,108
2.97%, 01/15/23Δ	570,000	555,507
(Variable, ICE LIBOR USD 3M + 0.94%), 2.78%, 04/25/23^	815,000	790,516
(Variable, ICE LIBOR USD 3M + 0.73%), 3.56%, 04/23/24^	310,000	307,297
JPMorgan Chase Bank NA
(Variable, ICE LIBOR USD 3M + 0.28%), 2.60%, 02/01/21^	1,600,000	1,586,224
KeyBank NA
2.35%, 03/08/19	440,000	438,776
3.35%, 06/15/21	500,000	500,935
Kinder Morgan Energy Partners LP
5.00%, 10/01/21	300,000	311,502
Kinder Morgan, Inc.
3.05%, 12/01/19	1,734,000	1,729,232
5.00%, 02/15/21 144A	320,000	331,152
3.15%, 01/15/23	220,000	212,636
(Floating, ICE LIBOR USD 3M + 1.28%), 3.63%, 01/15/23†	695,000	706,546
Kraft Heinz Foods Co.
2.00%, 07/02/18	1,100,000	1,100,000
2.80%, 07/02/20	175,000	173,831
(Floating, ICE LIBOR USD 3M + 0.82%), 3.17%, 08/10/22†	400,000	401,575
Lam Research Corporation
2.75%, 03/15/20	1,575,000	1,566,435
Lehman Escrow Bonds
0.00%, 01/18/12#	600,000	18,300

See Notes to Financial Statements.

57

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
0.00%, 12/28/17y ††† #	$2,600,000	$—
Lennar Corporation
4.13%, 01/15/22	1,250,000	1,242,187
Maple Escrow Subsidiary, Inc.
3.55%, 05/25/21 144A	448,000	448,702
4.06%, 05/25/23 144A Δ	335,000	336,181
Marriott International, Inc.
3.00%, 03/01/19	225,000	225,050
3.13%, 10/15/21	600,000	593,758
Masco Corporation
5.95%, 03/15/22	683,000	731,260
McCormick & Co., Inc.
2.70%, 08/15/22	200,000	193,217
Metropolitan Life Global Funding I
2.40%, 01/08/21 144A	790,000	775,429
Microchip Technology, Inc.
3.92%, 06/01/21 144A	475,000	476,114
Moody’s Corporation
2.63%, 01/15/23Δ	315,000	302,066
Morgan Stanley
2.45%, 02/01/19	560,000	559,130
2.38%, 07/23/19	540,000	536,990
5.50%, 01/26/20	969,000	1,002,890
(Floating, ICE LIBOR USD 3M + 0.55%), 2.90%, 02/10/21†	1,500,000	1,503,291
2.75%, 05/19/22	755,000	731,806
(Floating, ICE LIBOR USD 3M + 0.93%), 3.29%, 07/22/22†	1,330,000	1,341,296
(Variable, ICE LIBOR USD 3M + 0.85%), 3.74%, 04/24/24^	415,000	412,960
Motorola Solutions, Inc.
3.50%, 09/01/21	1,900,000	1,889,859
MPLX LP
3.38%, 03/15/23	190,000	186,010
Nabors Industries, Inc.
4.63%, 09/15/21Δ	1,050,000	1,031,625
National Retail Properties, Inc. REIT
5.50%, 07/15/21	151,000	158,860
Navient Corporation
5.50%, 01/15/19	1,800,000	1,816,650
4.88%, 06/17/19	900,000	905,625
8.00%, 03/25/20	400,000	423,000
6.63%, 07/26/21	400,000	411,880
NetApp, Inc.
2.00%, 09/27/19Δ	495,000	488,237
Newmont Mining Corporation
3.50%, 03/15/22	280,000	278,667
Nissan Motor Acceptance Corporation
2.00%, 03/08/19 144A Δ	5,740,000	5,709,618
2.25%, 01/13/20 144A Δ	310,000	305,661
2.15%, 09/28/20 144A Δ	515,000	501,913
Northwest Airlines Pass Through Trust, Series 2002-1, Class G2
6.26%, 11/20/21	67,004	69,517
Nuance Communications, Inc.
5.38%, 08/15/20 144A	274,000	274,685

	Par	Value
NuStar Logistics LP
6.75%, 02/01/21	$250,000	$262,500
Nuveen Finance LLC
2.95%, 11/01/19 144A	1,300,000	1,295,347
ONEOK, Inc.
4.25%, 02/01/22	300,000	305,559
Oracle Corporation
1.90%, 09/15/21Δ	370,000	352,557
Pennsylvania Electric Co.
5.20%, 04/01/20	500,000	513,824
Penske Truck Leasing Co. LP
2.50%, 06/15/19 144A	190,000	188,993
3.05%, 01/09/20 144A	760,000	756,699
3.20%, 07/15/20 144A	1,000,000	998,023
3.38%, 02/01/22 144A Δ	755,000	744,787
Phillips 66
(Floating, ICE LIBOR USD 3M + 0.60%), 2.92%, 02/26/21†	595,000	595,983
Pioneer Natural Resources Co.
3.45%, 01/15/21	300,000	300,783
Pitney Bowes, Inc.
3.63%, 09/15/20	175,000	171,500
Protective Life Global Funding
2.16%, 09/25/20 144A	1,565,000	1,528,841
QEP Resources, Inc.
6.88%, 03/01/21	1,105,000	1,179,587
QUALCOMM, Inc.
3.00%, 05/20/22	575,000	566,640
2.60%, 01/30/23	510,000	487,992
Realty Income Corporation REIT
3.25%, 10/15/22	315,000	310,416
Reliance Standard Life Global Funding II
2.15%, 10/15/18 144A	1,000,000	998,550
Rockies Express Pipeline LLC
6.00%, 01/15/19 144A	285,000	289,631
Ryder System, Inc.
3.75%, 06/09/23	250,000	250,082
S&P Global, Inc.
3.30%, 08/14/20	800,000	801,249
Sabine Pass Liquefaction LLC
5.63%, 02/01/21Δ	1,170,000	1,223,401
6.25%, 03/15/22	1,100,000	1,184,260
Santander Holdings USA, Inc.
2.65%, 04/17/20Δ	1,230,000	1,219,693
3.70%, 03/28/22Δ	815,000	803,701
Sempra Energy
1.63%, 10/07/19	385,000	377,856
2.40%, 02/01/20	290,000	286,605
(Floating, ICE LIBOR USD 3M + 0.50%), 2.85%, 01/15/21†	630,000	630,367
Sirius XM Radio, Inc.
3.88%, 08/01/22 144A Δ	470,000	455,900
SLM Corporation
5.13%, 04/05/22	404,000	402,990

See Notes to Financial Statements.

58

	Par	Value
Smithfield Foods, Inc.
2.70%, 01/31/20 144A	$250,000	$246,507
2.65%, 10/03/21 144A	495,000	471,819
Southern California Edison Co.
2.90%, 03/01/21	1,000,000	993,958
1.85%, 02/01/22	857,143	836,205
Southern Co.
2.95%, 07/01/23	1,500,000	1,448,575
Spectra Energy Partners LP
4.75%, 03/15/24	90,000	91,960
Sprint Communications, Inc.
9.00%, 11/15/18 144A	313,000	319,651
Sprint Spectrum Co., LLC
3.36%, 09/20/21 144A	1,519,375	1,505,255
4.74%, 03/20/25 144A	245,000	243,726
Starwood Property Trust, Inc. REIT
3.63%, 02/01/21 144A	270,000	264,600
5.00%, 12/15/21	275,000	277,750
Sunoco Logistics Partners Operations LP	130,000
5.50%, 02/15/20	130,000	133,952
SunTrust Bank
(Variable, ICE LIBOR USD 3M + 0.30%), 2.59%, 01/29/21^	1,515,000	1,502,158
SunTrust Banks, Inc.
2.70%, 01/27/22	445,000	433,936
Synchrony Bank
3.00%, 06/15/22	490,000	472,300
Synchrony Financial
3.00%, 08/15/19	390,000	389,278
(Floating, ICE LIBOR USD 3M + 1.23%), 3.58%, 02/03/20†	250,000	252,403
Targa Resources Partners LP
4.13%, 11/15/19	150,000	150,375
Texas Eastern Transmission LP
2.80%, 10/15/22 144A	340,000	325,401
Thermo Fisher Scientific, Inc.
3.30%, 02/15/22	285,000	283,576
3.00%, 04/15/23	240,000	233,609
Time Warner Cable LLC
6.75%, 07/01/18	1,000,000	1,000,000
8.75%, 02/14/19	150,000	155,028
8.25%, 04/01/19	95,000	98,556
Total System Services, Inc.
3.75%, 06/01/23	240,000	238,109
TRI Pointe Group, Inc.
4.88%, 07/01/21Δ	300,000	302,625
Unit Corporation
6.63%, 05/15/21	175,000	175,438
US Airways Pass-Through Trust,
Series 2011-1, Class B
9.75%, 10/22/18	629,083	642,058
US Airways Pass-Through Trust,
Series 2012-1, Class B
8.00%, 10/01/19	233,601	245,573

	Par	Value
US Bank NA
2.13%, 10/28/19Δ	$370,000	$366,675
Verizon Communications, Inc.
(Floating, ICE LIBOR USD 3M + 0.55%), 2.88%, 05/22/20†	1,480,000	1,491,205
1.75%, 08/15/21	265,000	253,474
3.00%, 11/01/21	165,000	162,436
2.95%, 03/15/22Δ	880,000	864,434
(Floating, ICE LIBOR USD 3M + 1.10%), 3.44%, 05/15/25†	2,100,000	2,099,536
Virginia Electric & Power Co.
5.00%, 06/30/19	175,000	178,401
Walgreen Co.
3.10%, 09/15/22	370,000	362,578
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19	490,000	488,109
Walmart, Inc.
3.13%, 06/23/21Δ	1,050,000	1,055,656
Warner Media LLC
4.70%, 01/15/21	170,000	175,073
WEA Finance LLC REIT
2.70%, 09/17/19 144A	260,000	258,968
WEC Energy Group, Inc.
3.38%, 06/15/21	890,000	893,135
Wells Fargo & Co.
2.13%, 04/22/19	325,000	323,206
(Floating, ICE LIBOR USD 3M + 0.93%), 3.29%, 02/11/22†	1,505,000	1,520,976
2.63%, 07/22/22Δ	110,000	106,011
3.07%, 01/24/23	50,000	48,653
Wells Fargo Bank NA
(Floating, ICE LIBOR USD 3M + 0.25%),
2.58%, 04/05/19†	1,500,000	1,501,510
2.60%, 01/15/21Δ	1,500,000	1,476,640
Welltower, Inc. REIT
6.13%, 04/15/20	784,000	820,848
WestRock Co.
3.75%, 03/15/25 144A	115,000	112,909
Williams Cos., Inc.
4.55%, 06/24/24	325,000	326,625
Williams Partners LP
4.00%, 11/15/21	175,000	176,658
3.60%, 03/15/22	265,000	263,931
Willis North America, Inc.
3.60%, 05/15/24Δ	230,000	222,562
WR Grace & Co-Conn
5.13%, 10/01/21 144A	135,000	137,997
Xerox Corporation
3.50%, 08/20/20	270,000	269,069
3.63%, 03/15/23	115,000	110,459
Xilinx, Inc.
2.13%, 03/15/19	325,000	323,606
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/20	190,000	188,238

See Notes to Financial Statements.

59

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Zoetis, Inc.
3.45%, 11/13/20	$300,000	$300,893

Total Corporate Bonds (Cost $224,494,759)		222,816,799

FOREIGN BONDS — 13.8%
Australia — 0.8%
Australia & New Zealand Banking
Group, Ltd.
2.25%, 11/09/20	250,000	244,029
Commonwealth Bank of Australia
2.30%, 09/06/19	250,000	248,214
Macquarie Group, Ltd.
(Floating, ICE LIBOR USD 3M + 1.02%), 3.34%, 11/28/23 144A†	1,690,000	1,696,368
National Australia Bank, Ltd.
2.25%, 03/16/21 144A	1,500,000	1,467,428
Suncorp-Metway, Ltd.
2.10%, 05/03/19 144A	1,700,000	1,688,644
2.35%, 04/27/20 144A	420,000	413,609
2.38%, 11/09/20 144A	785,000	766,479
Virgin Australia Pass-Through Trust, Series 2013-1A	266,277
5.00%, 10/23/23 144A	266,277	271,040
Woodside Finance, Ltd.
4.60%, 05/10/21 144A	400,000	409,693
3.70%, 09/15/26 144A	400,000	384,967

		7,590,471

Bermuda — 0.0%
Enstar Group, Ltd.
4.50%, 03/10/22	275,000	274,352

Brazil — 0.0%
Vale Overseas, Ltd.
4.38%, 01/11/22	119,000	120,724

Canada — 1.0%
Bank of Montreal
1.75%, 09/11/19	360,000	355,453
Cenovus Energy, Inc.
5.70%, 10/15/19	1,200,000	1,231,100
Enbridge, Inc.
2.90%, 07/15/22Δ	270,000	262,493
National Bank of Canada
(Floating, ICE LIBOR USD 3M + 0.60%), 2.95%, 01/17/20†	400,000	402,090
Province of Alberta Canada
1.90%, 12/06/19Δ	1,000,000	988,795
1.75%, 08/26/20 144A	1,000,000	976,472
Royal Bank of Canada
2.20%, 09/23/19Δ	247,000	245,346
2.10%, 10/14/20	1,050,000	1,028,393
Toronto-Dominion Bank
2.25%, 03/15/21 144A	800,000	782,674
2.50%, 01/18/22 144A	2,600,000	2,546,530
TransCanada PipeLines, Ltd.
3.13%, 01/15/19	115,000	115,187
3.75%, 10/16/23Δ	330,000	331,544

		9,266,077

	Par	Value
Chile — 0.2%
Banco del Estado de Chile
2.67%, 01/08/21 144A	$725,000	$706,761
Banco Santander Chile
2.50%, 12/15/20 144A	635,000	619,144
Itau CorpBanca
3.88%, 09/22/19 144A	500,000	502,407

		1,828,312

China — 0.1%
Baidu, Inc.
2.88%, 07/06/22	235,000	226,632
Park Aerospace Holdings, Ltd.
5.25%, 08/15/22 144A	135,000	134,158
Sinopec Group Overseas Development 2017, Ltd.
2.38%, 04/12/20 144AΔ	970,000	954,651

		1,315,441

Denmark — 0.1%
AP Moeller - Maersk A/S
2.55%, 09/22/19 144A	670,000	663,251

Finland — 0.0%
Nokia OYJ
5.38%, 05/15/19	79,000	80,086
3.38%, 06/12/22	185,000	179,558

		259,644

France — 0.7%
Banque Federative du Credit Mutuel
2.20%, 07/20/20 144A	1,230,000	1,201,901
BNP Paribas SA
(Floating, ICE LIBOR USD 3M + 0.25%), 2.57%, 04/08/19†	1,500,000	1,501,754
2.95%, 05/23/22 144A	480,000	463,777
BPCE SA
(Floating, ICE LIBOR USD 3M + 1.22%), 3.55%, 05/22/22 144A †	545,000	553,323
Credit Agricole SA
3.38%, 01/10/22 144A	680,000	666,301
3.75%, 04/24/23 144AΔ	250,000	245,204
Dexia Credit Local SA
2.25%, 02/18/20	2,100,000	2,079,338

		6,711,598

Germany — 1.0%
Deutsche Bank AG
3.15%, 01/22/21	1,690,000	1,636,529
Erste Abwicklungsanstalt
1.38%, 10/30/19	2,000,000	1,965,961
(Floating, ICE LIBOR USD 3M + 0.21%), 2.54%, 03/09/20†	4,000,000	4,012,828
IHO Verwaltungs GmbH Cash coupon 4.13% or PIK
4.88%, 09/15/21 144A	400,000	395,000
KFW
1.88%, 11/30/20	1,095,000	1,073,205

		9,083,523

See Notes to Financial Statements.

60

	Par	Value
Hong Kong — 0.1%
CK Hutchison International 17 II, Ltd.
2.25%, 09/29/20 144AΔ	$990,000	$968,606

India — 0.3%
Export-Import Bank of India
2.75%, 04/01/20	1,300,000	1,278,072
ICICI Bank, Ltd.
3.13%, 08/12/20	1,000,000	984,661
State Bank of India
(Floating, ICE LIBOR USD 3M + 0.95%), 3.27%, 04/06/20†	1,000,000	1,003,400

		3,266,133

Indonesia — 0.1%
Pelabuhan Indonesia III Persero PT
4.50%, 05/02/23 144A	1,175,000	1,167,870
Ireland — 1.2%
AerCap Ireland Capital DAC
3.75%, 05/15/19	745,000	749,601
3.95%, 02/01/22Δ	940,000	935,227
3.50%, 05/26/22	460,000	450,353
3.30%, 01/23/23	155,000	149,139
GE Capital International Funding Co.
2.34%, 11/15/20	785,000	767,585
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	6,320,000	6,222,552
2.40%, 09/23/21	740,000	708,992
2.88%, 09/23/23	565,000	532,184
SMBC Aviation Capital Finance DAC
2.65%, 07/15/21 144A	390,000	378,417
3.00%, 07/15/22 144AΔ	540,000	521,219
Willis Towers Watson PLC
5.75%, 03/15/21	131,000	138,192

		11,553,461

Italy — 0.0%
Intesa Sanpaolo SpA
3.38%, 01/12/23 144AΔ	200,000	184,028

Japan — 1.8%
Central Nippon Expressway Co., Ltd.
(Floating, ICE LIBOR USD 3M + 0.85%), 3.19%, 09/14/21†	1,000,000	1,010,661
2.85%, 03/03/22	2,000,000	1,959,270
Japan Finance Organization for Municipalities	200,000
2.00%, 09/08/20 144A	200,000	195,570
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	250,000	247,396
(Floating, ICE LIBOR USD 3M + 0.79%), 3.15%, 07/25/22†	1,500,000	1,507,258
(Floating, ICE LIBOR USD 3M + 0.74%), 3.06%, 03/02/23†	900,000	902,453
Mitsubishi UFJ Lease & Finance Co., Ltd.	500,000
2.25%, 09/07/21	500,000	479,588
Mitsubishi UFJ Trust & Banking Corporation	480,000
2.45%, 10/16/19 144A	480,000	476,087

	Par	Value
2.65%, 10/19/20 144A	$700,000	$689,128
Mizuho Bank, Ltd.
2.65%, 09/25/19 144A	320,000	318,384
2.40%, 03/26/20 144A	510,000	502,681
Mizuho Financial Group, Inc.
(Floating, ICE LIBOR USD 3M + 0.94%), 3.26%, 02/28/22†	3,350,000	3,378,227
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	1,100,000	1,055,352
2.85%, 01/11/22	335,000	327,360
(Floating, ICE LIBOR USD 3M + 0.74%),
3.10%, 10/18/22†	2,000,000	2,002,702
Sumitomo Mitsui Trust Bank, Ltd.
2.05%, 03/06/19 144A	420,000	417,778
1.95%, 09/19/19 144A	490,000	483,519
2.05%, 10/18/19 144A	520,000	512,863

		16,466,277

Luxembourg — 0.1%
ArcelorMittal
5.25%, 08/05/20	500,000	518,750

Malaysia — 0.1%
Petronas Capital, Ltd.
5.25%, 08/12/19	900,000	921,793

Netherlands — 1.8%
Bank Nederlandse Gemeenten NV
2.50%, 02/28/20 144AΔ	2,000,000	1,992,270
1.75%, 10/05/20 144A	1,450,000	1,416,620
Cooperatieve Rabobank UA
(Floating, ICE LIBOR USD 3M + 0.20%), 2.54%, 04/05/19†	1,500,000	1,501,400
3.13%, 04/26/21	1,570,000	1,564,613
Deutsche Telekom International Finance BV
6.00%, 07/08/19	390,000	401,879
Enel Finance International NV
2.88%, 05/25/22 144A	200,000	190,739
ING Groep NV
(Floating, ICE LIBOR USD 3M + 1.15%),
3.48%, 03/29/22†	365,000	371,376
LeasePlan Corporation NV
2.88%, 01/22/19 144A	1,500,000	1,497,698
Mylan NV
2.50%, 06/07/19	336,000	334,546
Nederlandse Waterschapsbank NV
(Floating, ICE LIBOR USD 3M + 0.02%), 2.36%, 03/15/19 144A†	6,000,000	6,001,131
NXP BV
4.13%, 06/15/20 144A	275,000	278,438
4.13%, 06/01/21 144A	1,600,000	1,600,000
3.88%, 09/01/22 144A	200,000	197,000

		17,347,710

New Zealand — 0.0%
ANZ New Zealand International, Ltd.
2.20%, 07/17/20 144A	340,000	333,327

See Notes to Financial Statements.

61

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Norway — 0.3%
DNB Bank ASA
2.13%, 10/02/20 144A	$950,000	$926,736
DNB Boligkreditt AS
2.00%, 05/28/20 144A	1,500,000	1,474,363

		2,401,099

Peru — 0.1%
Fondo MIVIVIENDA SA
3.50%, 01/31/23 144AΔ	690,000	666,892

Qatar — 0.1%
QNB Finance, Ltd.
2.75%, 10/31/18Δ	900,000	899,716
2.13%, 09/07/21	200,000	189,863

		1,089,579

Singapore — 0.7%
BOC Aviation, Ltd.
3.00%, 05/23/22	700,000	676,936
ST Engineering Financial I, Ltd.
4.80%, 07/16/19Δ	6,000,000	6,100,296

		6,777,232

South Korea — 0.5%
Hyundai Capital Services, Inc.
1.63%, 08/30/19 144A	520,000	510,056
Korea Western Power Co., Ltd.
2.88%, 10/10/18	3,000,000	2,996,795
KT Corporation
2.63%, 04/22/19	800,000	795,749

		4,302,600

Sweden — 0.3%
Nordea Bank AB
(Floating, ICE LIBOR USD 3M + 0.20%), 2.54%, 04/05/19†	1,500,000	1,500,951
1.63%, 09/30/19 144A	280,000	275,284
Stadshypotek AB
2.50%, 04/05/22 144AΔ	1,000,000	976,590
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	155,000	152,824

		2,905,649

Switzerland — 0.7%
Credit Suisse Group AG
3.57%, 01/09/23 144AΔ	750,000	735,407
Credit Suisse Group Funding Guernsey, Ltd.	900,000
2.75%, 03/26/20	900,000	890,534
3.80%, 09/15/22	450,000	448,456
UBS AG
2.38%, 08/14/19	250,000	248,479
2.20%, 06/08/20 144A	1,490,000	1,460,820
2.45%, 12/01/20 144A	755,000	738,969

	Par	Value
UBS Group Funding Switzerland AG
(Floating, ICE LIBOR USD 3M + 1.78%), 4.13%, 04/14/21 144A†	$900,000	$929,472
(Floating, ICE LIBOR USD 3M + 1.22%), 3.55%, 05/23/23 144A†	1,009,000	1,021,714
(Variable, ICE LIBOR USD 3M + 0.95%), 2.86%, 08/15/23 144A^	365,000	349,548

		6,823,399

United Arab Emirates — 0.2%
Abu Dhabi Government International Bond
2.50%, 10/11/22 144A	655,000	628,391
ADCB Finance Cayman, Ltd.
3.00%, 03/04/19Δ	1,000,000	1,000,073

		1,628,464

United Kingdom — 1.5%
Aon PLC
2.80%, 03/15/21	225,000	221,332
Barclays Bank PLC
(Floating, ICE LIBOR USD 3M + 0.46%), 2.80%, 01/11/21†Δ	730,000	730,073
Barclays PLC
2.75%, 11/08/19	700,000	694,985
3.25%, 01/12/21	725,000	716,178
HSBC Holdings PLC
(Floating, ICE LIBOR USD 3M + 0.60%), 2.93%, 05/18/21†	900,000	901,557
(Variable, ICE LIBOR USD 3M + 1.06%), 3.26%, 03/13/23^	555,000	543,916
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 144AΔ	300,000	296,625
Lloyds Banking Group PLC
(Floating, ICE LIBOR USD 3M + 0.80%), 3.13%, 06/21/21†	2,000,000	2,000,243
4.50%, 11/04/24	370,000	366,281
Royal Bank of Scotland Group PLC
(Floating, ICE LIBOR USD 3M + 1.47%), 3.81%, 05/15/23†	1,810,000	1,819,844
Santander UK Group Holdings PLC
2.88%, 08/05/21	3,500,000	3,394,657
3.57%, 01/10/23Δ	350,000	340,326
(Variable, ICE LIBOR USD 3M + 1.08%), 3.37%, 01/05/24^	215,000	206,942
Santander UK PLC
2.50%, 03/14/19	370,000	369,293
Sky PLC
2.63%, 09/16/19 144A	221,000	219,504
Standard Chartered PLC
2.10%, 08/19/19 144AΔ	580,000	572,293

See Notes to Financial Statements.

62

	Par	Value
Vodafone Group PLC
(Floating, ICE LIBOR USD 3M + 0.99%), 3.29%, 01/16/24†	$500,000	$498,063

		13,892,112

Total Foreign Bonds (Cost $131,695,805)		130,328,374

MORTGAGE-BACKED SECURITIES — 16.2%
American Home Mortgage Assets Trust, Series 2006-5, Class A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.92%, 0.92% Floor), 2.48%, 11/25/46†	716,035	398,507
American Home Mortgage Investment Trust, Series 2004-3, Class 5A
(Floating, ICE LIBOR USD 1Y + 1.50%, 1.50% Floor), 3.75%, 10/25/34†	55,575	55,850
Americold LLC, Series 2010-ARTA, Class A1
3.85%, 01/14/29 144A	518,024	522,868
Americold LLC, Series 2010-ARTA, Class A2FL
(Floating, ICE LIBOR USD 1M + 1.50%, 1.00% Floor), 3.56%, 01/14/29 144A†	1,686,220	1,686,599
AOA Mortgage Trust, Series 2015-1177, Class A
2.96%, 12/13/29 144A	1,330,000	1,310,131
Apollo Trust, Series 2009-1, Class A3
(Floating, Australian BBSW 1M + 1.30%), 3.18%, 10/03/40†	82,961	59,473
Aventura Mall Trust, Series 2013-AVM, Class A
3.87%, 12/05/32 144A†g	1,055,000	1,072,298
Banc of America Funding Trust, Series 2006-J, Class 4A1
4.05%, 01/20/47†g	252,801	244,263
Banc of America Mortgage Trust, Series 2003-L, Class 3A1
3.78%, 01/25/34†g	85,872	85,188
Banc of America Mortgage Trust, Series 2004-2, Class 5A1
6.50%, 10/25/31	28,831	30,159
Banc of America Mortgage Trust, Series 2004-I, Class 3A2
3.78%, 10/25/34†g	144,012	146,142
Bear Stearns ALT-A Trust, Series 2004-10, Class 2A1
(Floating, ICE LIBOR USD 1M + 0.66%, 0.33% Floor), 2.75%, 09/25/34†	861,626	845,289
Bear Stearns ALT-A Trust, Series 2004-13, Class A1
(Floating, ICE LIBOR USD 1M + 0.74%, 0.37% Floor), 2.83%, 11/25/34†	36,452	36,532
Bear Stearns ARM Trust, Series 2003-8, Class 4A1
3.81%, 01/25/34†g	149,219	150,703
Bear Stearns ARM Trust, Series 2004-5, Class 2A
4.24%, 07/25/34†g	143,194	142,300

	Par	Value
Bear Stearns ARM Trust, Series 2004-7, Class 4A
3.87%, 10/25/34†g	$3,385	$3,402
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class AM
5.51%, 01/12/45	235,257	236,289
BX Trust, Series 2017-APPL, Class A
(Floating, ICE LIBOR USD 1M + 0.88%, 0.88% Floor), 2.95%, 07/15/34 144A†	2,170,496	2,174,047
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A
3.53%, 10/15/34 144A	585,000	587,100
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB
3.37%, 06/15/50	1,500,000	1,484,136
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class B
3.21%, 04/10/28 144A	850,000	846,738
CHL Mortgage Pass-Through Trust, Series 2004-29, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor), 2.63%, 02/25/35†	83,021	79,603
Citigroup Commercial Mortgage Trust, Series 2015-SHP2, Class A
(Floating, ICE LIBOR USD 1M + 1.28%, 1.28% Floor), 3.35%, 07/15/27 144A†	1,035,000	1,035,779
CLNS Trust, Series 2017-IKPR, Class A
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 2.85%, 06/11/32 144A†	420,000	419,989
COMM Mortgage Trust, Series 2012-CR4, Class ASB
2.44%, 10/15/45	629,009	620,795
COMM Mortgage Trust, Series 2013-CR12, Class A2
2.90%, 10/10/46	1,679,790	1,679,500
COMM Mortgage Trust, Series 2013-SFS, Class A1
1.87%, 04/12/35 144A	405,575	392,487
COMM Mortgage Trust, Series 2014-CR17, Class ASB
3.60%, 05/10/47	1,525,000	1,543,963
COMM Mortgage Trust, Series 2014-PAT, Class A
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 2.85%, 08/13/27 144A†	100,000	99,964
COMM Mortgage Trust, Series 2014-TWC, Class A
(Floating, ICE LIBOR USD 1M + 0.85%, 0.85% Floor), 2.90%, 02/13/32 144A†	1,728,000	1,728,924
COMM Mortgage Trust, Series 2014-UBS3, Class ASB
3.37%, 06/10/47	875,000	878,841
COMM Mortgage Trust, Series 2014-UBS5, Class ASB
3.55%, 09/10/47	390,000	393,145

See Notes to Financial Statements.

63

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
COMM Mortgage Trust, Series 2015-CR24, Class ASB
3.45%, 08/10/48	$480,000	$481,083
COMM Mortgage Trust, Series 2015-CR25, Class ASB
3.54%, 08/10/48	1,160,000	1,167,196
COMM Trust, Series 2013-GAM, Class A1
1.71%, 02/10/28 144A	512,635	503,442
Core Industrial Trust, Series 2015-TEXW, Class A
3.08%, 02/10/34 144A	1,450,000	1,441,793
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA
1.96%, 01/15/49† IO g	990,482	95,743
CSMC Trust Series 2017-1
4.50%, 03/25/21	464,450	468,845
CSMC Trust, Series 2013-IVR2, Class AD
1.55%, 04/25/43 144A	654,781	628,736
Deutsche Alt-B Securities Mortgage Loan Trust Series, Series 2006-AB4, Class A6A1
(Step to 5.67% on 05/25/20), 5.87%, 10/25/36 STEP	225,197	214,442
Deutsche Alt-B Securities Mortgage
Loan Trust Series, Series 2006-AB4, Class A6A2
(Step to 5.67% on 08/25/18), 5.89%, 10/25/36 STEP	225,668	214,888
Exantas Capital Corporation, Ltd., Series 2018-RSO6, Class A
(Floating, ICE LIBOR USD 1M + 0.83%, 0.83% Floor), 2.79%, 06/15/35 144A†	430,000	430,000
Fannie Mae Connecticut Avenue Securities, Series 2013-C01
(Floating, ICE LIBOR USD 1M + 2.00%), 4.09%, 10/25/23†	80,936	81,285
Fannie Mae Connecticut Avenue Securities, Series 2014-C02
(Floating, ICE LIBOR USD 1M + 0.95%, 0.95% Floor), 3.04%, 05/25/24†	153,178	153,624
Fannie Mae Connecticut Avenue Securities, Series 2016-C02
(Floating, ICE LIBOR USD 1M + 2.15%), 4.24%, 09/25/28†	172,096	173,107
Fannie Mae Connecticut Avenue Securities, Series 2016-C05
(Floating, ICE LIBOR USD 1M + 1.35%, 1.35% Floor), 3.44%, 01/25/29†	297,227	298,489
Fannie Mae Connecticut Avenue Securities, Series 2017-C02
(Floating, ICE LIBOR USD 1M + 1.15%), 3.24%, 09/25/29†	646,939	650,656
Fannie Mae Connecticut Avenue Securities, Series 2017-C04
(Floating, ICE LIBOR USD 1M + 0.85%), 2.94%, 11/25/29†	813,053	815,606

	Par	Value
Federal Home Loan Mortgage Corporation
5.00%, 01/01/19	$6,317	$6,413
5.00%, 02/01/19	8,762	8,898
5.00%, 12/01/19	35,765	36,327
5.50%, 05/01/22	117,416	119,605
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.36%, 13.10% Cap), 3.77%, 07/01/27†	5,096	5,353
2.50%, 11/01/27	1,586,110	1,551,859
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 10.99% Cap), 3.49%, 11/01/31†	36,760	38,812
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 10.92% Cap), 4.12%, 04/01/32†	5,966	6,237
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.04%, 9.69% Cap), 3.90%, 06/01/33†	472,372	495,947
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 9.49% Cap), 3.50%, 10/01/34†	89,892	95,092
(Floating, ICE LIBOR USD 1Y + 1.75%, 10.78% Cap), 4.17%, 08/01/35†	357,667	376,979
(Floating, ICE LIBOR USD 1Y + 1.35%, 10.31% Cap), 3.13%, 09/01/35†	162,027	168,244
(Floating, ICE LIBOR USD 1Y + 1.63%, 10.85% Cap), 3.38%, 10/01/35†	182,087	191,060
(Floating, ICE LIBOR USD 1Y + 1.52%, 11.84% Cap), 3.42%, 04/01/36†	228,530	236,978
Federal Home Loan Mortgage Corporation REMIC, Series 3228
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor), 2.57%, 10/15/36†	1,719,295	1,738,328
Federal Home Loan Mortgage Corporation REMIC, Series 3710
4.00%, 08/15/25 STEP	157,847	165,368
Federal Home Loan Mortgage Corporation REMIC, Series 3959
4.50%, 11/15/41	391,042	409,191
Federal Home Loan Mortgage Corporation REMIC, Series 3986
4.50%, 09/15/41	444,883	463,419
Federal Home Loan Mortgage Corporation REMIC, Series 4274
3.50%, 10/15/35	360,885	365,798
Federal Home Loan Mortgage Corporation REMIC, Series 4390
3.50%, 06/15/50	473,401	477,629
Federal Home Loan Mortgage Corporation REMIC, Series 4446
3.50%, 12/15/50	936,189	941,275

See Notes to Financial Statements.

64

	Par	Value
Federal Home Loan Mortgage
Corporation REMIC, Series 4459
3.00%, 08/15/43	$687,236	$677,023
Federal Home Loan Mortgage
Corporation REMIC, Series 4482
3.00%, 06/15/42	386,064	385,872
Federal Home Loan Mortgage
Corporation REMIC, Series 4493
3.00%, 02/15/44	524,375	522,462
Federal Home Loan Mortgage
Corporation REMIC, Series 4494
3.75%, 10/15/42	632,520	645,548
Federal Home Loan Mortgage
Corporation REMIC, Series 4593
4.00%, 04/15/54	1,143,455	1,179,674
Federal National Mortgage Association
5.00%, 07/01/19	6,791	6,910
5.00%, 05/01/21	32,521	33,090
5.00%, 11/01/21	20,079	20,431
3.74%, 09/01/23	2,790,055	2,840,112
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.99%, 10.58% Cap), 3.36%, 12/01/24 CONV†	10,243	10,415
2.50%, 12/01/27	943,121	924,393
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.22%, 11.64% Cap), 3.53%, 09/01/31†	47,423	49,246
2.50%, 10/01/31	893,401	870,376
2.50%, 11/01/31	1,779,491	1,733,622
2.50%, 01/01/32	16,713	16,296
(Floating, ICE LIBOR USD 1M + 1.30%, 11.27% Cap), 3.18%, 08/01/32†	393,623	401,755
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.21%, 9.67% Cap), 3.56%, 12/01/32†	337,776	356,157
(Floating, ICE LIBOR USD 1Y + 1.45%, 9.61% Cap), 3.24%, 06/01/33†	50,042	52,711
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.41%, 9.36% Cap), 4.28%, 06/01/33†	30,850	32,179
2.50%, 07/18/33 TBA	1,985,000	1,929,333
3.00%, 07/18/33 TBA	8,600,000	8,550,189
4.00%, 07/18/33 TBA	545,000	559,136
4.50%, 07/18/33 TBA	510,000	513,267
(Floating, ICE LIBOR USD 1Y + 1.80%, 9.23% Cap), 3.56%, 10/01/33†	94,008	99,162
(Floating, ICE LIBOR USD 1Y + 1.42%, 10.02% Cap), 3.17%, 09/01/34†	62,886	65,616
(Floating, ICE LIBOR USD 1Y + 1.42%, 9.89% Cap), 3.17%, 09/01/34†	78,665	82,066

	Par	Value
(Floating, ICE LIBOR USD 1Y + 1.32%, 9.85% Cap), 3.07%, 10/01/34†	$81,231	$84,386
(Floating, ICE LIBOR USD 1Y + 1.50%, 10.10% Cap), 3.24%, 10/01/34†	96,419	100,843
(Floating, ICE LIBOR USD 1Y + 1.66%, 10.09% Cap), 3.48%, 02/01/35†	161,627	169,754
(Floating, ICE LIBOR USD 1Y + 1.73%, 10.72% Cap), 3.49%, 09/01/35†	139,867	146,693
(Floating, ICE LIBOR USD 1Y + 1.74%, 11.11% Cap), 3.49%, 12/01/35†	5,095	5,138
(Floating, ICE LIBOR USD 1Y + 1.73%, 9.50% Cap), 3.71%, 05/01/38†	1,607,397	1,694,553
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 10.74% Cap), 2.66%, 08/01/42†	146,133	148,251
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 9.26% Cap), 2.66%, 08/01/42†	153,439	155,774
(Floating, ICE LIBOR USD 1Y + 1.74%, 8.44% Cap), 3.31%, 09/01/42†	721,934	731,885
(Floating, ICE LIBOR USD 1Y + 1.70%, 7.72% Cap), 2.72%, 07/01/43†	1,208,067	1,209,031
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 8.48% Cap), 2.66%, 07/01/44†	150,169	152,511
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 9.68% Cap), 2.66%, 10/01/44†	126,601	128,509
(Floating, ICE LIBOR USD 1Y + 1.59%, 7.68% Cap), 2.68%, 06/01/45†	1,392,459	1,389,034
Federal National Mortgage Association ACES, Series 2015-M4
0.58%, 07/25/22† IO g	21,156,923	340,775
Federal National Mortgage Association ACES, Series 2016-M6
1.79%, 06/25/19	440,338	438,653
Federal National Mortgage Association REMIC, Series 2004-80
4.00%, 11/25/19	2,871	2,873
Federal National Mortgage Association REMIC, Series 2006-98
(Floating, ICE LIBOR USD 1M + 0.43%, 0.43% Floor), 2.52%, 10/25/36†	244,459	245,749

See Notes to Financial Statements.

65

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Federal National Mortgage Association REMIC, Series 2007-100
(Floating, ICE LIBOR USD 1M + 0.55%, 0.55% Floor), 2.64%, 10/25/37†	$437,978	$441,680
Federal National Mortgage Association REMIC, Series 2010-72
(Floating, ICE LIBOR USD 1M + 0.72%, 0.72% Floor), 2.81%, 07/25/40†	1,089,198	1,108,019
Federal National Mortgage Association REMIC, Series 2011-48
4.00%, 06/25/26 STEP	241,759	253,038
Federal National Mortgage Association REMIC, Series 2011-87
(Floating, ICE LIBOR USD 1M + 0.55%, 0.55% Floor), 2.64%, 09/25/41†	1,229,383	1,238,802
Federal National Mortgage Association REMIC, Series 2012-79
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor), 2.54%, 07/25/42†	328,269	330,945
Federal National Mortgage Association REMIC, Series 2015-38
(Floating, ICE LIBOR USD 1M + 0.31%, 0.31% Floor), 2.22%, 06/25/55†	464,638	464,972
Federal National Mortgage Association REMIC, Series 2016-11
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor), 2.41%, 03/25/46†	2,404,302	2,404,197
Federal National Mortgage Association REMIC, Series 2016-40
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor), 2.36%, 07/25/46†	2,820,468	2,817,498
Federal National Mortgage Association REMIC, Series 2018-49
4.00%, 12/25/42	1,700,000	1,732,324
FHLMC Multifamily Structured Pass Through Certificates, Series KIR2
2.75%, 03/25/27	463,255	456,192
FHLMC Multifamily Structured Pass Through Certificates, Series KJ18
3.07%, 08/25/22	390,000	390,441
FHLMC Multifamily Structured Pass Through Certificates, Series KW01
1.12%, 01/25/26† IO g	2,657,147	155,758
FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-HQA3
(Floating, ICE LIBOR USD 1M + 0.55%), 2.64%, 04/25/30†	929,458	928,871

	Par	Value
FHLMC Structured Pass-Through Certificates, Series T-56
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 3.09%, 05/25/43†	$504,653	$516,375
FHLMC Structured Pass-Through Certificates, Series T-61
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 2.84%, 07/25/44†	657,170	661,124
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
4.02%, 06/25/34† g	193,575	192,943
Flagstar Mortgage Trust, Series 2018-4, Class A4
4.00%, 07/25/48	2,130,000	2,145,716
FNBA Mortgage Loan Trust, Series 2004-AR1, Class A2
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor), 2.48%, 08/19/34†	532,100	530,667
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 3.47%, 12/15/34 144A †	285,277	285,478
Gosforth Funding PLC, Series 2016-1A, Class A1B
(Floating, ICE LIBOR GBP 3M + 0.60%), 1.24%, 02/15/58 144A †	463,986	613,743
Government National Mortgage Association
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 2.00% Floor), 2.63%, 06/20/21†	912	923
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 0.50% Floor), 3.38%, 03/20/22†	54,873	55,312
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor), 3.38%, 03/20/22†	6,935	7,005
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor), 3.38%, 01/20/23†	10,803	10,977
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 10.00% Cap), 2.63%, 05/20/24†	24,131	24,686
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor), 2.75%, 07/20/25†	31,641	32,466
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.00% Floor), 2.75%, 08/20/25†	9,441	9,690

See Notes to Financial Statements.

66

	Par	Value
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.00% Floor), 3.13%, 11/20/25†	$32,919	$33,802
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor), 3.13%, 12/20/26†	47,404	48,792
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.00% Floor), 2.75%, 07/20/27†	1,080	1,113
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 10.00% Cap), 3.13%, 10/20/27†	17,104	17,633
8.50%, 10/15/29	21,008	21,413
8.50%, 03/15/30	431	432
8.50%, 04/15/30	4,166	4,218
8.50%, 05/15/30	56,926	58,746
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor), 2.63%, 05/20/30†	27,063	28,031
8.50%, 07/15/30	42,496	44,424
8.50%, 08/15/30	4,922	4,995
8.50%, 11/15/30	6,849	7,100
8.50%, 12/15/30	25,367	28,237
8.50%, 02/15/31	15,193	15,689
Government National Mortgage Association, Series 2000-9
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 2.69%, 02/16/30†	45,273	45,708
Government National Mortgage Association, Series 2007-30
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor), 2.38%, 05/20/37†	128,048	127,704
Government National Mortgage Association, Series 2011-H08
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 2.52%, 02/20/61†	1,149,705	1,155,331
Government National Mortgage Association, Series 2012-102
3.50%, 08/20/39	1,500,000	1,499,915
Government National Mortgage Association, Series 2013-H13
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%, 0.45% Floor), 2.70%, 05/20/63†	1,831,426	1,834,610
Government National Mortgage Association, Series 2016-H07
(Floating, ICE LIBOR USD 1M + 0.77%, 0.77% Floor), 2.69%, 02/20/66†	902,237	907,205
Government National Mortgage Association, Series 2016-H22
(Floating, ICE LIBOR USD 1M + 0.77%, 0.77% Floor), 2.69%, 10/20/66†	2,370,551	2,403,392

	Par	Value
Government National Mortgage Association, Series 2017-H09
(Floating, ICE LIBOR USD 1Y + 0.75%, 0.75% Floor), 3.25%, 04/20/67†	$2,964,437	$3,058,478
Government National Mortgage Association, Series 2017-H10
(Floating, ICE LIBOR USD 1Y + 0.75%, 0.75% Floor), 3.25%, 04/20/67†	3,383,163	3,489,107
Government National Mortgage Association, Series 2018-36
3.00%, 02/20/46	791,005	781,114
GRACE Mortgage Trust, Series 2014-GRCE, Class A
3.37%, 06/10/28 144A	1,250,000	1,256,386
Great Wolf Trust, Series 2017-WOLF, Class A
(Floating, ICE LIBOR USD 1M + 0.85%, 1.00% Floor), 3.07%, 09/15/34 144A †	390,000	390,743
GreenPoint Mortgage Funding Trust, Series 2005-AR5, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor), 2.63%, 11/25/45†	146,175	130,338
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor), 2.27%, 01/25/37†	436,537	412,022
GS Mortgage Securities Trust, Series 2013-GC13, Class AAB
3.72%, 07/10/46	2,700,000	2,733,666
GSR Mortgage Loan Trust, Series 2004-11, Class 5A1
4.05%, 09/25/34† g	207,683	212,677
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
3.68%, 09/25/35† g	133,192	136,179
Impac CMB Trust, Series 2003-1, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.80%, 0.40% Floor), 2.89%, 03/25/33†	79,283	79,010
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1
(Floating, ICE LIBOR USD 1M + 0.19%, 0.19% Floor), 2.28%, 09/25/46†	531,549	494,138
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2
(Floating, ICE LIBOR USD 1M + 0.27%, 0.27% Floor), 2.36%, 06/25/37†	257,306	198,539
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class A3
4.11%, 07/15/46 144A	98,177	98,079

See Notes to Financial Statements.

67

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4
3.48%, 06/15/45	$1,310,000	$1,315,743
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4FX
3.48%, 06/15/45 144A	800,000	803,508
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class ASB
2.55%, 04/15/46	1,252,630	1,236,648
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class XA
0.94%, 12/15/49† IO g	1,977,521	82,807
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
3.98%, 02/25/35† g	38,772	38,695
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2
2.50%, 03/25/43 144A	192,555	186,583
JP Morgan Mortgage Trust, Series 2016-2, Class A1
2.71%, 06/25/46 144A † g	1,042,068	1,034,267
JP Morgan Mortgage Trust, Series 2017-1, Class A4
3.50%, 01/25/47 144A	1,080,322	1,075,825
JP Morgan Mortgage Trust, Series 2017-1, Class A5
3.50%, 01/25/47 144A	935,254	933,574
JP Morgan Mortgage Trust, Series 2017-3, Class 1A6
3.00%, 08/25/47 144A	2,617,629	2,620,964
JP Morgan Mortgage Trust, Series 2017-5, Class A1A
3.00%, 10/26/48 144A	2,400,552	2,385,904
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class ASB
3.66%, 09/15/47	365,000	369,845
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A3
3.38%, 09/15/50	1,500,000	1,483,114
Lanark Master Issuer PLC, Series 2018-2X, Class 1A
(Floating, ICE LIBOR USD 3M + 0.42%), 2.76%, 12/22/69†	1,370,000	1,370,342
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM
6.11%, 07/15/40	97,197	97,177
LSTAR Commercial Mortgage Trust, Series 2017-5, Class A1
2.42%, 03/10/50 144A	1,019,750	1,001,603
Luminent Mortgage Trust, Series 2006-7, Class 2A1
(Floating, ICE LIBOR USD 1M + 0.17%, 0.17% Floor), 2.26%, 12/25/36†	518,013	464,379
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 3A1
3.62%, 12/25/33† g	204,572	206,135

	Par	Value
Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2006-1, Class 2A1
3.59%, 02/25/36† g	$280,234	$282,370
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class ASB
3.82%, 10/15/46	1,500,000	1,525,535
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AAB
2.66%, 05/15/46	288,982	286,019
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class ASB
3.62%, 10/15/47	520,000	525,452
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB
3.04%, 04/15/48	2,000,000	1,978,471
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA
0.90%, 12/15/49† IO g	1,975,991	95,559
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A
3.35%, 07/13/29 144A	815,000	818,313
National Rmbs Trust, Series 2012-2, Class A1
(Floating, Australian BBSW 1M + 1.10%), 3.06%, 06/20/44†	148,040	110,096
NCUA Guaranteed Notes Trust, Series 2011-C1, Class 2A
(Floating, ICE LIBOR USD 1M + 0.53%, 0.53% Floor), 2.55%, 03/09/21†	731,784	730,585
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1
4.00%, 04/25/57 144A	2,062,600	2,087,698
New Residential Mortgage Loan Trust, Series 2017-4A, Class A1
4.00%, 05/25/57 144A	2,101,119	2,131,756
Permanent Master Issuer PLC, Series 2018-1A, Class 1A1
(Floating, ICE LIBOR USD 3M + 0.38%), 2.75%, 07/15/58 144A †	830,000	830,383
RAIT Trust, Series 2017-FL7, Class A
(Floating, ICE LIBOR USD 1M + 0.95%, 0.95% Floor), 3.02%, 06/15/37 144A †	376,759	377,003
Resource Capital Corporation, Ltd., Series 2017-CRE5, Class A
(Floating, ICE LIBOR USD 1M + 0.80%), 2.87%, 07/15/34 144A †	457,672	457,775
RFMSI Trust, Series 2003-S9, Class A1
6.50%, 03/25/32	7,378	7,608
Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA
3.50%, 11/25/57	669,220	674,970

See Notes to Financial Statements.

68

	Par	Value
Sequoia Mortgage Trust 2017-CH1 A2
3.50%, 08/25/47 144A	$755,354	$752,831
Sequoia Mortgage Trust, Series 2012-1, Class 1A1
2.87%, 01/25/42	91,126	91,819
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.45%, 02/25/43	223,730	216,733
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.55%, 04/25/43	389,920	371,875
Sequoia Mortgage Trust, Series 2017-CH1, Class A11
3.50%, 08/25/47 144A	1,286,278	1,286,864
Sequoia Mortgage Trust, Series 2017-CH2, Class A10
4.00%, 12/25/47 144A	1,139,424	1,151,967
STACR Trust, Series 2018-DNA2, Class M1
(Floating, ICE LIBOR USD 1M + 0.80%), 2.86%, 12/25/30 144A †	1,620,000	1,620,375
STACR Trust, Series 2018-HRP1, Class M2
(Floating, ICE LIBOR USD 1M + 1.65%), 3.74%, 04/25/43 144A †	1,160,000	1,166,854
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Class 3A1
3.78%, 08/25/34† g	290,968	288,023
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2
0.49%, 09/25/34	70,848	66,535
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, ICE LIBOR USD 1M + 0.25%, 0.25% Floor), 2.33%, 07/19/35†	62,490	61,235
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A1A
(Floating, ICE LIBOR USD 1M + 0.28%, 0.28% Floor), 2.37%, 02/25/36†	412,906	384,426
TBW Mortgage-Backed Trust, Series 2007-2, Class A6A
(Step to 4.82% on 08/25/18), 6.01%, 07/25/37 STEP	276,104	200,395
TORRENS Trust, Series 2013-1, Class A
(Floating, Australian BBSW 1M + 0.95%), 2.86%, 04/12/44†	747,337	553,199
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A
(Floating, ICE LIBOR USD 1M + 1.35%, 1.35% Floor), 3.42%, 06/15/29 144A †	210,000	210,272

	Par	Value
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 2.96%, 06/25/42†	$8,897	$8,558
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR8, Class A
3.27%, 08/25/33† g	217,958	221,529
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A
(Floating, ICE LIBOR USD 1M + 0.31%, 0.31% Floor), 2.40%, 01/25/45†	394,311	392,746
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR19, Class 1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.74%, 0.74% Floor), 2.30%, 01/25/47†	375,316	348,478
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR5, Class A12A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.98%, 0.98% Floor), 2.54%, 06/25/46†	752,455	760,411
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 1A1
3.31%, 02/25/37† g	291,436	270,345
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5, Class 2A1
3.35%, 05/25/37† g	350,327	297,606
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY7, Class 2A1
3.31%, 07/25/37† g	897,415	745,563
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA5, Class A1B
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.84%, 0.84% Floor), 2.40%, 05/25/47†	100,873	27,320
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1
3.35%, 11/15/43 144A	405,707	407,570
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class ASB
3.48%, 08/15/50	940,000	948,359
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL
(Floating, ICE LIBOR USD 1M + 1.55%, 1.55% Floor), 3.62%, 01/15/59 144A †	2,000,000	2,100,946

See Notes to Financial Statements.

69

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-EE, Class 2A1
4.15%, 12/25/34† g	$152,081	$155,501
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1
4.11%, 08/25/33† g	29,692	30,353
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class ASB
3.39%, 08/15/47	775,000	779,266
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class ASB
3.52%, 03/15/47	702,000	708,128

Total Mortgage-Backed Securities (Cost $154,201,050)		152,231,800

MUNICIPAL BONDS — 1.4%
California Earthquake Authority, Revenue Bond
2.81%, 07/01/19	1,092,000	1,092,087
New York City Transitional Finance Authority Future Tax Secured, Revenue Bond
1.90%, 02/01/20	4,560,000	4,503,935
North Texas Higher Education Authority, Inc., Series 2011-1
(Floating, ICE LIBOR USD 3M + 1.10%, 1.10% Floor), 3.44%, 04/01/40†	1,775,689	1,800,753
State of California, General Obligation, Series B
(Floating, ICE LIBOR USD 1M + 0.00%), 2.22%, 12/01/31†	3,000,000	3,042,045
State of California, General Obligation, Series C
(Floating, ICE LIBOR USD 1M + 0.00%), 2.87%, 04/01/47†	1,500,000	1,509,930
State of Texas, General Obligation, Series C-2
(Floating, ICE LIBOR USD 1M + 0.00%), 2.49%, 06/01/19†	1,710,000	1,710,351

Total Municipal Bonds (Cost $13,630,478)		13,659,101

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.0%
Call Swaption — 0.0%
Pay 3-Month LIBOR (Quarterly); Receive 2.75% (Semiannually): Interest Rate Swap Maturing 8/28/2020 USD, Strike Price $2.75, Expires 08/23/18 (UBS)	1	$61,400,000	38,836

	Number of Contracts	Notional Amount	Value
Put Swaption — 0.0%
Pay 3.04% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 8/28/2020 USD, Strike Price $3.04, Expires 08/23/18 (UBS)	1	$61,400,000	$11,479

Total Purchased Options (Premiums received $81,798)			50,315

	Par
U.S. TREASURY OBLIGATIONS — 26.8%
U.S. Treasury Notes
1.50%, 02/28/19	$4,400,000	4,378,772
1.63%, 04/30/19	2,000,000	1,988,672
1.13%, 05/31/19	6,000,000	5,934,492
1.25%, 05/31/19	10,500,000	10,397,667
1.50%, 05/31/19	6,000,000	5,955,351
1.38%, 07/31/19	11,500,000	11,376,691
1.25%, 08/31/19‡‡	16,670,000	16,449,256
1.50%, 10/31/19‡‡	114,600,000	113,192,139
2.00%, 01/31/20	19,280,000	19,137,280
2.25%, 02/29/20	1,050,000	1,045,816
2.25%, 03/31/20	31,640,000	31,500,341
2.38%, 04/30/20	2,970,000	2,962,691
2.50%, 06/30/20	4,250,000	4,247,758
2.25%, 02/15/21‡‡	1,700,000	1,685,191
2.63%, 05/15/21‡‡	8,900,000	8,901,562
2.63%, 06/15/21	12,900,000	12,902,774

Total U.S. Treasury Obligations (Cost $252,485,018)		252,056,453

	Shares
MONEY MARKET FUNDS — 3.5%
GuideStone Money Market Fund (Investor Class)¥	22,547,561	22,547,561
Northern Institutional Liquid Assets Portfolio§	8,503,586	8,503,586
Northern Institutional U.S. Government Portfolio, 1.72%	1,691,804	1,691,804

Total Money Market Funds (Cost $32,742,951)		32,742,951

See Notes to Financial Statements.

70

	Par	Value
REPURCHASE AGREEMENT — 0.2%
Bank of New York Mellon Corporation (The) 2.22% (dated 06/29/18, due 07/02/18, repurchase price $2,300,426, collateralized by U.S. Treasury Bonds, 3.625%, due 08/15/2043, total market value $2,346,418) (Cost $2,300,000)	$2,300,000	$2,300,000

TOTAL INVESTMENTS — 104.9% (Cost $994,362,907)		988,458,122

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.0)%
Call Swaptions — (0.0)%
Pay 2.35% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 2/25/2022 USD, Strike Price $2.35, Expires 02/21/20 (MSCS)	1	$(40,520,000)	(100,030)
Pay 3-Month LIBOR (Quarterly); Receive 2.88% (Semiannually): Interest Rate Swap Maturing 8/28/2028 USD, Strike Price $2.88, Expires 08/23/18 (UBS)	1	(14,200,000)	(74,246)

			(174,276)

Put Swaptions — (0.0)%
Pay 3.00% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 7/30/2023 USD, Strike Price $3.00, Expires 07/26/18 (MSCS)	1	(24,700,000)	(21,472)

	Number of Contracts	Notional Amount	Value
Pay 3.41% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 8/28/2028 USD, Strike Price $3.41, Expires 08/23/18 (UBS)	1	$(14,200,000)	$(3,293)
Pay3-MonthLIBOR (Quarterly); Receive 1.85% (Semiannually): Interest Rate Swap Maturing 2/25/2022 USD, Strike Price $3.35, Expires 02/21/20 (MSCS)	1	(40,520,000)	(147,703)
Pay3-MonthLIBOR (Quarterly); Receive 3.1% (Semiannually): Interest Rate Swap Maturing 3/4/2021 USD, Strike Price $3.10, Expires 02/28/19 (MSCS)	1	(44,495,000)	(104,460)
Sell Protection on Down Jones CDX.NA.IG30 Index; Receive 1.00% (Quarterly): Credit Default Swap Maturing 6/20/2023 USD, Strike Price $0.73, Expires 07/18/18 (JPM)	1	(2,900,000)	(1,267)
Sell Protection on Down Jones CDX.NA.IG30 Index; Receive 1.00% (Quarterly): Credit Default Swap Maturing 6/20/2023 USD, Strike Price $0.75, Expires 07/18/18 (BOA)	1	(2,200,000)	(558)

See Notes to Financial Statements.

71

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Notional Amount	Value
Sell Protection on Down Jones CDX.NA.IG30 Index; Receive 1.00% (Quarterly): Credit Default Swap Maturing 6/20/2023 USD, Strike Price $0.90, Expires 09/19/18 (BNP)	1	$(2,400,000)	$(2,200)

			(280,953)

Total Written Options (Premiums received $ (529,834))			(455,229)

	Par
SECURITY SOLD SHORT — (1.5)%
U.S. Treasury Notes 2.75%, 04/30/23 (Proceeds $(14,512,955))	$(14,500,000)	(14,515,863)

Liabilities in Excess of Other Assets — (3.4)%		(31,883,964)

NET ASSETS — 100.0%		$941,603,066

PORTFOLIO SUMMARY (based on net assets)

	%
U.S. Treasury Obligations	26.8
Corporate Bonds	23.7
Asset-Backed Securities	16.5
Mortgage-Backed Securities	16.2
Foreign Bonds	13.8
Money Market Funds	3.5
Municipal Bonds	1.4
Agency Obligations	1.2
Commercial Paper	1.1
Certificates Of Deposit	0.5
Repurchase Agreement	0.2
Purchased Options	—	**
Written Options	(—	)**
Security Sold Short	(1.5)

	103.4

**	Rounds to less than 0.05%

Futures Contracts outstanding at June 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
Euro-Bund	09/2018	(22)	$(4,176,170)	GSC	$(37,030)
10-Year U.S. Treasury Note	09/2018	(45)	(5,408,437)	UBS	(28,477)
10-Year U.S. Treasury Note	09/2018	(56)	(6,730,500)	CITI	(62,562)
Ultra Long U.S. Treasury Bond	09/2018	(3)	(478,688)	UBS	(12,156)
Ultra Long U.S. Treasury Bond	09/2018	(16)	(2,553,000)	CITI	(65,000)
Long GILT	09/2018	(86)	(13,967,127)	CITI	(143,535)
2-Year U.S. Treasury Note	09/2018	531	112,480,735	UBS	135,948
2-Year U.S. Treasury Note	09/2018	482	102,101,156	CITI	105,437
2-Year U.S. Treasury Note	09/2018	145	30,715,078	GSC	27,937
5-Year U.S. Treasury Note	09/2018	(238)	(27,040,891)	UBS	95,912
5-Year U.S. Treasury Note	09/2018	(56)	(6,362,562)	GSC	(34,998)
5-Year U.S. Treasury Note	09/2018	(221)	(25,109,398)	CITI	(100,141)
Ultra 10-Year U.S. Treasury Note	09/2018	(25)	(3,205,859)	UBS	3,703
90-Day Eurodollar	12/2018	1,212	295,000,800	CITI	(856,025)
90-Day Bank Acceptance	03/2019	89	16,541,313	CITI	(22,415)
90-Day Bank Acceptance	06/2019	146	27,104,648	CITI	(2,401)
90-Day Eurodollar	06/2019	518	125,802,775	CITI	(223,675)
90-Day Bank Acceptance	09/2019	29	5,379,112	CITI	5,373
90-Day Eurodollar	12/2019	(757)	(183,638,738)	CITI	591,531
90-Day Eurodollar	06/2020	(60)	(14,553,000)	CITI	9,000

Total Futures Contracts outstanding at June 30, 2018			$421,901,247		$(613,574)

See Notes to Financial Statements.

72

Forward Foreign Currency Contracts outstanding at June 30, 2018:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/03/18	U.S. Dollars	9,817,719	Japanese Yen	1,066,300,000	BNP	$184,703
08/02/18	U.S. Dollars	9,683,638	Japanese Yen	1,066,300,000	JPM	30,679
09/20/18	Canadian Dollars	932,788	New Zealand Dollars	1,020,000	ANZ	19,633
07/03/18	Euro	1,677,000	U.S. Dollars	1,946,880	UBS	11,960
07/05/18	U.S. Dollars	397,354	Australian Dollars	524,000	NAB	9,561
07/10/18	U.S. Dollars	622,159	British Pounds	465,000	HSBC	8,187
09/20/18	Canadian Dollars	981,603	Australian Dollars	1,000,000	ANZ	7,487
07/03/18	U.S. Dollars	4,839,523	Euro	4,139,000	GSC	4,914
07/03/18	U.S. Dollars	153,488	Canadian Dollars	199,000	GSC	2,109
09/20/18	Norwegian Kroner	477,529	Euro	50,000	TDB	69
08/27/18	U.S. Dollars	1,568	Mexican Pesos	30,189	UBS	63
09/20/18	Canadian Dollars	88,929	New Zealand Dollars	100,000	NAB	4
09/20/18	Swedish Kronor	522,949	Euro	50,000	TDB	1

Subtotal Appreciation						$279,370

09/20/18	Canadian Dollars	480,000	Swiss Francs	360,090	RBS	$(627)
09/20/18	Japanese Yen	82,421,625	U.S. Dollars	750,000	HSBC	(1,178)
08/07/18	U.S. Dollars	364,330	Australian Dollars	494,000	BNP	(1,304)
09/20/18	Norwegian Kroner	3,035,390	Swiss Francs	370,000	HSBC	(2,399)
09/20/18	Norwegian Kroner	5,693,408	Euro	600,000	HSBC	(3,726)
09/20/18	Japanese Yen	82,270,454	Swiss Francs	740,000	HSBC	(5,233)
08/02/18	British Pounds	2,777,000	U.S. Dollars	3,677,092	UBS	(6,481)
08/15/18	Norwegian Kroner	3,585,000	U.S. Dollars	450,587	RBS	(9,570)
09/20/18	Swedish Kronor	6,121,475	Euro	600,000	JPM	(17,279)
07/03/18	British Pounds	2,777,000	U.S. Dollars	3,704,076	JPM	(38,614)

Subtotal Depreciation						$(86,411)

Total Forward Foreign Currency Contracts outstanding at June 30, 2018						$192,959

Swap agreements outstanding at June 30, 2018:

Pay Rate Index/Pay Rate	Receive Rate/ Receive Rate Index		Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
1-Month LIBOR + 0.14%(Quarterly)	3-MonthLIBOR	(Quarterly)	5/10/2021	CME	USD	50,720,000	$9,735	$—	$9,735
1-Month LIBOR + 0.14%(Quarterly)	3-MonthLIBOR	(Quarterly)	5/11/2021	CME	USD	25,400,000	17,769	—	17,769
1-Month LIBOR + 0.14%(Quarterly)	3-MonthLIBOR	(Quarterly)	5/14/2021	CME	USD	31,480,000	6,488	—	6,488

Total Swap agreements outstanding at June 30, 2018							$33,992	$—	$33,992

See Notes to Financial Statements.

73

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$11,483,396	$—	$11,483,396	$—
Asset-Backed Securities	155,648,728	—	155,648,728	—
Certificates Of Deposit	4,500,668	—	4,500,668	—
Commercial Paper	10,639,537	—	10,639,537	—
Corporate Bonds	222,816,799	—	222,816,799	—	**
Foreign Bonds
Australia	7,590,471	—	7,590,471	—
Bermuda	274,352	—	274,352	—
Brazil	120,724	—	120,724	—
Canada	9,266,077	—	9,266,077	—
Chile	1,828,312	—	1,828,312	—
China	1,315,441	—	1,315,441	—
Denmark	663,251	—	663,251	—
Finland	259,644	—	259,644	—
France	6,711,598	—	6,711,598	—
Germany	9,083,523	—	9,083,523	—
Hong Kong	968,606	—	968,606	—
India	3,266,133	—	3,266,133	—
Indonesia	1,167,870	—	1,167,870	—
Ireland	11,553,461	—	11,553,461	—
Italy	184,028	—	184,028	—
Japan	16,466,277	—	16,466,277	—
Luxembourg	518,750	—	518,750	—
Malaysia	921,793	—	921,793	—
Netherlands	17,347,710	—	17,347,710	—
New Zealand	333,327	—	333,327	—
Norway	2,401,099	—	2,401,099	—
Peru	666,892	—	666,892	—
Qatar	1,089,579	—	1,089,579	—
Singapore	6,777,232	—	6,777,232	—
South Korea	4,302,600	—	4,302,600	—
Sweden	2,905,649	—	2,905,649	—
Switzerland	6,823,399	—	6,823,399	—
United Arab Emirates	1,628,464	—	1,628,464	—
United Kingdom	13,892,112	—	13,892,112	—
Money Market Funds	32,742,951	32,742,951	—	—
Mortgage-Backed Securities	152,231,800	—	152,231,800	—
Municipal Bonds	13,659,101	—	13,659,101	—
Purchased Options	50,315	—	50,315	—
Repurchase Agreements	2,300,000	—	2,300,000	—
U.S. Treasury Obligations	252,056,453	—	252,056,453	—

Total Assets — Investments in Securities	$988,458,122	$32,742,951	$955,715,171	$—	**

See Notes to Financial Statements.

74

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Other Financial Instruments***
Futures Contracts	$974,841	$974,841	$—	$—
Forward Foreign Currency Contracts	279,370	—	279,370	—
Swap Agreements	33,992	—	33,992	—

Total Assets — Other Financial Instruments	$1,288,203	$974,841	$313,362	$—

Liabilities:
Investments in Securities:
Written Option	$(455,229)	$—	$(455,229)	$—
Security Sold Short	(14,515,863)	—	(14,515,863)	—

Total Liabilities — Investments in Securities	$(14,971,092)	$—	$(14,971,092)	$—

Other Financial Instruments***
Futures Contracts	$(1,588,415)	$(1,588,415)	$—	$—
Forward Foreign Currency Contracts	(86,411)	—	(86,411)	—

Total Liabilities — Other Financial Instruments	$(1,674,826)	$(1,588,415)	$(86,411)	$—

**	Level 3 security has zero value.

***

Other financial instruments are derivative instruments, such as futures contracts and forwards contracts, which are valued at the unrealized appreciation (depreciation) on the investment and swap contracts, which are valued at the market value of the investment for this fund. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding”, “Forwards Foreign Currency Contracts outstanding” and “Swap agreements outstanding” disclosures.

There were no transfers between Level 1, Level 2 and Level 3 during the six-month period ended June 30, 2018.

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, corporate bonds, foreign bonds, mortgage-backed securities and swap agreements are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the year ended June 30, 2018.

See Notes to Financial Statements.

75

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	June 30, 2018 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 0.8%
Federal Home Loan Bank
3.38%, 12/08/23	$200,000	$205,273
2.13%, 02/11/20	270,000	268,393
Federal Home Loan Bank Discount Notes
1.91%, 08/17/18Ω	750,000	748,170
1.92%, 08/27/18Ω	1,720,000	1,714,889
Federal National Mortgage Association
2.51%, 10/09/19Ω	3,350,000	3,243,912
2.63%, 09/06/24	200,000	196,836
1.88%, 09/24/26	2,200,000	2,011,118
6.25%, 05/15/29	500,000	643,022
6.63%, 11/15/30	1,170,000	1,571,481
NCUA Guaranteed Notes
3.00%, 06/12/19	300,000	301,185
Tennessee Valley Authority
3.88%, 02/15/21Δ	1,000,000	1,030,015

Total Agency Obligations (Cost $11,997,797)		11,934,294

ASSET-BACKED SECURITIES — 7.5%
Academic Loan Funding Trust, Series 2012-1A, Class A2
(Floating, ICE LIBOR USD 1M + 1.10%), 3.19%, 12/27/44 144A †	1,184,011	1,194,073
Access Group, Inc., Series 2015-1, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 2.79%, 07/25/56 144A †	302,169	302,188
AccessLex Institute, Series 2007-1, Class A4
(Floating, ICE LIBOR USD 3M + 0.06%, 0.06% Floor), 2.42%, 01/25/23†	425,657	417,640
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R10, Class M3
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor), 2.54%, 01/25/36†	2,900,000	2,856,082
AMMC CLO XI, Ltd., Series 2012-11A, Class A1R2
(Floating, ICE LIBOR USD 3M + 1.01%), 3.37%, 04/30/31 144A †	1,210,000	1,207,964
Ares XXXIII CLO, Ltd., Series 2015-1A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.35%), 3.67%, 12/05/25 144A †	1,000,000	1,002,919

	Par	Value
Atlas Senior Loan Fund V Ltd, Series 2014-1A, Class AR2
(Floating, ICE LIBOR USD 3M + 1.26%), 3.61%, 07/16/29 144A †	$1,400,000	$1,404,144
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A
2.97%, 03/20/24 144A	610,000	595,917
Ballyrock CLO, Ltd., Series 2018-1A, Class C
(Floating, ICE LIBOR USD 3M + 3.15%), 5.51%, 04/20/31 144A †	1,000,000	999,763
Bayview Opportunity Master Fund IVa Trust, Series 2018-RN3, Class A1
(Step to 4.67% on 03/28/20), 3.67%, 03/28/33 144A STEP	539,231	537,919
Bayview Opportunity Master Fund IVa Trust, Series 2018-SBR1, Class A1
(Step to 6.72% on 03/28/21), 3.72%, 02/28/33 144A STEP	1,722,744	1,720,970
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 1A2A
6.00%, 10/25/36	1,194,328	950,407
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 1A3A
6.50%, 10/25/36	2,214,131	1,725,834
Benefit Street Partners CLO II, Ltd., Series 2013-IIA, Class A1R
(Floating, ICE LIBOR USD 3M + 1.25%), 3.60%, 07/15/29 144A †	1,400,000	1,404,327
BlueMountain CLO, Ltd., Series 2012-2A, Class AR
(Floating, ICE LIBOR USD 3M + 1.42%, 1.42% Floor), 3.75%, 11/20/28 144A †	1,250,000	1,253,060
BlueMountain CLO, Ltd., Series 2014-2A, Class DR
(Floating, ICE LIBOR USD 3M + 3.00%), 5.36%, 07/20/26 144A †	1,250,000	1,251,619
BlueMountain CLO, Ltd., Series 2015-1A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.33%), 3.67%, 04/13/27 144A †	1,000,000	999,154
BlueMountain CLO, Ltd., Series 2016-1A, Class CR
(Floating, ICE LIBOR USD 3M + 1.85%), 4.21%, 04/20/27 144A †	800,000	800,694

See Notes to Financial Statements.

76

	Par	Value
Capital One Multi-Asset Execution Trust, Series 2016-A1, Class A1
(Floating, ICE LIBOR USD 1M + 0.45%), 2.52%, 02/15/22†	$800,000	$802,231
Carrington Mortgage Loan Trust, Series 2005-OPT2, Class M4
(Floating, ICE LIBOR USD 1M + 0.98%, 0.65% Floor), 3.07%, 05/25/35†	2,700,000	2,727,227
Catamaran CLO, Ltd., Series 2013-1A, Class AR
(Floating, ICE LIBOR USD 3M + 0.85%), 3.22%, 01/27/28 144A †	1,600,000	1,597,564
Cent CLO 21, Ltd., Series 2014-21A, Class A1BR
(Floating, ICE LIBOR USD 3M + 1.21%), 3.58%, 07/27/26 144A †	500,000	500,011
Chapel BV, Series 2007, Class A2
(Floating, Euribor 3M + 0.36%), 0.03%, 07/17/66(E) †	422,136	493,020
Community Funding CLO, Series 2015-1A, Class A
(Step to 6.38% on 11/01/20), 5.75%, 11/01/27 144A Y ††† STEP	860,000	857,831
Countrywide Asset-Backed Certificates, Series 2006-1, Class AV3
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor), 2.39%, 07/25/36†	746,826	746,622
CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M1
(Floating, ICE LIBOR USD 1M + 0.75%, 0.50% Floor), 2.84%, 03/25/34†	542,386	546,378
CWHEQ Revolving Home Equity Loan Trust, Series 2005-F, Class 2A
(Floating, ICE LIBOR USD 1M + 0.24%, 0.24% Floor), 2.31%, 12/15/35†	78,360	68,903
CWHEQ Revolving Home Equity Loan Trust, Series 2006-E, Class 2A
(Floating, ICE LIBOR USD 1M + 0.14%, 0.14% Floor), 2.21%, 07/15/36†	218,454	208,652
ECMC Group Student Loan Trust, Series 2016-1A, Class A
(Floating, ICE LIBOR USD 1M + 1.35%), 3.44%, 07/26/66 144A †	732,109	745,038
ECMC Group Student Loan Trust, Series 2017-1A, Class A
(Floating, ICE LIBOR USD 1M + 1.20%), 3.29%, 12/27/66 144A †	1,780,774	1,812,781

	Par	Value
ECMC Group Student Loan Trust, Series 2018-1A, Class A
(Floating, ICE LIBOR USD 1M + 0.75%), 2.84%, 02/27/68 144A †	$3,565,547	$3,572,101
Edsouth Indenture No. 7 LLC, Series 2014-3, Class A
(Floating, ICE LIBOR USD 1M + 0.60%), 2.69%, 02/25/36 144A †	807,784	797,594
EFS Volunteer No. 2 LLC, Series 2012-1, Class A2
(Floating, ICE LIBOR USD 1M + 1.35%, 1.35% Floor), 3.44%, 03/25/36 144A †	1,200,000	1,224,969
EFS Volunteer No. 3 LLC, Series 2012-1, Class A3
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 3.09%, 04/25/33 144A †	2,100,000	2,115,193
Financial Asset Securities Corporation AAA Trust, Series 2005-1A, Class 1A3B
(Floating, ICE LIBOR USD 1M + 0.41%, 0.41% Floor), 2.51%, 02/27/35 144A †	901,369	826,553
Ford Credit Floorplan Master Owner Trust A, Series 2015-4, Class A2
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 2.67%, 08/15/20†	500,000	500,243
GMACM Home Equity Loan Trust, Series 2007-HE3, Class 1A1
6.95%, 09/25/37	15,527	15,771
GMACM Home Equity Loan Trust, Series 2007-HE3, Class 2A1
6.80%, 09/25/37	75,180	76,429
Golden Credit Card Trust, Series 2016-5A, Class A
1.60%, 09/15/21 144A	900,000	887,127
Golden Credit Card Trust, Series 2017-2A, Class A
1.98%, 04/15/22 144A	500,000	490,696
GSAMP Trust, Series 2007-HS1, Class A1
(Floating, ICE LIBOR USD 1M + 0.85%, 0.85% Floor), 2.94%, 02/25/47†	312,931	311,581
Hertz Vehicle Financing II LP, Series 2017-1A, Class B
3.56%, 10/25/21 144A	1,030,000	1,022,177
Hertz Vehicle Financing II LP, Series 2018-1A, Class A
3.29%, 02/25/24 144A	1,820,000	1,788,601
Hertz Vehicle Financing II LP, Series 2018-1A, Class B
3.60%, 02/25/24 144A	580,000	563,303

See Notes to Financial Statements.

77

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Hertz Vehicle Financing II LP, Series 2018-1A, Class C
4.39%, 02/25/24 144A	$580,000	$570,044
Higher Education Funding I, Series 2014-1, Class A
(Floating, ICE LIBOR USD 3M + 1.05%, 1.05% Floor), 3.38%, 05/25/34 144A †	954,580	960,366
Jackson Mill CLO, Ltd.
(Floating, ICE LIBOR USD 3M + 2.80%, 2.80% Floor), 4.87%, 04/15/27 144A †	750,000	741,970
Kabbage Asset Securitization LLC, Series 2017-1, Class B
5.79%, 03/15/22 144A	1,240,000	1,265,479
LCM XXIII, Ltd., Series 23A, Class A1
(Floating, ICE LIBOR USD 3M + 1.40%), 3.76%, 10/20/29 144A †	1,000,000	1,005,388
Madison Park Funding XXX, Ltd., Series 2018-30A, Class A
(Floating, ICE LIBOR USD 3M + 0.75%, 0.75% Floor), 3.09%, 04/15/29 144A †	2,750,000	2,726,357
Marlette Funding Trust, Series 2018-2A, Class A
3.06%, 07/17/28 144A	3,000,000	3,001,500
Mississippi Higher Education Assistance Corporation, Series 2014-1, Class A1
(Floating, ICE LIBOR USD 1M + 0.68%, 0.68% Floor), 2.77%, 10/25/35†	556,044	556,967
Montana Higher Education Student Assistance Corporation, Series 2012-1, Class A3
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 3.00%, 07/20/43†	700,000	704,795
Mosaic Solar Loan Trust, Series 2018-2GS, Class A
4.20%, 02/20/44 144A	3,280,000	3,296,533
Navient Student Loan Trust, Series 2016-5A, Class A
(Floating, ICE LIBOR USD 1M + 1.25%), 3.34%, 06/25/65 144A †	1,802,153	1,852,044
Navient Student Loan Trust, Series 2016-7A, Class A
(Floating, ICE LIBOR USD 1M + 1.15%), 3.24%, 03/25/66 144A †	889,153	906,932
Navient Student Loan Trust, Series 2017-2A, Class A
(Floating, ICE LIBOR USD 1M + 1.05%), 3.14%, 12/27/66 144A †	1,883,772	1,914,685
Navient Student Loan Trust, Series 2017-3A, Class A3
(Floating, ICE LIBOR USD 1M + 1.05%), 3.14%, 07/26/66 144A †	1,110,000	1,137,167

	Par	Value
Nelnet Student Loan Trust, Series 2006-1, Class A6
(Floating, ICE LIBOR USD 3M + 0.45%, 0.45% Floor), 2.78%, 08/23/36 144A †	$1,200,000	$1,175,959
Nelnet Student Loan Trust, Series 2006-2, Class A5
(Floating, ICE LIBOR USD 3M + 0.10%), 2.46%, 01/25/30†	590,334	589,881
OHA Loan Funding, Ltd., Series 2015-1A, Class AR
(Floating, ICE LIBOR USD 3M + 1.41%), 3.75%, 08/15/29 144A †	1,000,000	1,004,897
OZLM XV, Ltd., Series 2016-15A, Class B
(Floating, ICE LIBOR USD 3M + 2.70%), 5.06%, 01/20/29 144A †	1,000,000	1,006,933
Panhandle-Plains Higher Education Authority, Inc., Series 2010-2, Class A1
(Floating, ICE LIBOR USD 3M + 1.13%, 18.00% Cap), 3.44%, 10/01/35†	293,442	295,461
Park Place Securities, Inc. Pass-Through Trust Certificates, Series 2005-WCH1, Class M3
(Floating, ICE LIBOR USD 1M + 0.84%, 0.56% Floor), 2.93%, 01/25/36†	65,555	65,761
PHEAA Student Loan Trust, Series 2012-1A, Class A1
(Floating, ICE LIBOR USD 1M + 0.55%), 2.64%, 05/25/57 144A †	842,430	843,906
PHEAA Student Loan Trust, Series 2016-1A, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 3.24%, 09/25/65 144A †	714,758	726,389
PHEAA Student Loan Trust, Series 2016-2A, Class A
(Floating, ICE LIBOR USD 1M + 0.95%), 3.04%, 11/25/65 144A †	1,571,005	1,592,604
Prosper Marketplace Issuance Trust, Series 2017-1A, Class A
2.56%, 06/15/23 144A	232,432	232,478
RAMP Trust, Series 2005-EFC6, Class M2
(Floating, ICE LIBOR USD 1M + 0.65%, 0.43% Floor), 2.74%, 11/25/35†	1,893,209	1,902,281
Ready Capital Mortgage Financing, Series 2018-FL2, Class A
(Floating, ICE LIBOR USD 1M + 0.85%), 2.83%, 06/25/35 144A †	600,000	600,861
RMAT LP, Series 2018-NPL1, Class A1
(Step to 7.09% on 06/25/21), 4.09%, 05/25/48 144A STEP	1,235,770	1,238,962

See Notes to Financial Statements.

78

	Par	Value
Saxon Asset Securities Trust, Series 2004-1, Class M1
(Floating, ICE LIBOR USD 1M + 0.80%, 0.53% Floor), 2.05%, 03/25/35†	$383,719	$376,242
SBA Small Business Investment Cos., Series 2016-10A, Class 1
2.51%, 03/10/26	328,675	320,141
2.52%, 09/10/27	435,227	422,351
SBA Small Business Investment Cos., Series 2018-10A, Class 1
3.19%, 03/10/28	410,000	408,942
Scholar Funding Trust, Series 2010-A, Class A
(Floating, ICE LIBOR USD 3M + 0.75%), 3.11%, 10/28/41 144A †	274,226	273,451
SLC Student Loan Trust, Series 2005-3, Class A3
(Floating, ICE LIBOR USD 3M + 0.12%), 2.46%, 06/15/29†	797,842	793,994
SLM Private Education Loan Trust, Series 2010-A, Class 2A
(Floating, ICE LIBOR USD 1M + 3.25%, 3.25% Floor), 5.32%, 05/16/44 144A †	267,134	272,878
SLM Student Loan EDC Repackaging Trust, Series 2013-M1, Class M1
3.50%, 10/28/29 144A	117,630	115,790
SLM Student Loan Trust, Series 2003-7A, Class A5A
(Floating, ICE LIBOR USD 3M + 1.20%, 1.20% Floor), 3.54%, 12/15/33 144A †	863,771	875,348
SLM Student Loan Trust, Series 2004-8A, Class A6
(Floating, ICE LIBOR USD 3M + 0.63%, 0.40% Floor), 2.99%, 01/25/40 144A †	600,000	604,090
SLM Student Loan Trust, Series 2005-4, Class A3
(Floating, ICE LIBOR USD 3M + 0.12%), 2.48%, 01/25/27†	140,533	140,074
SLM Student Loan Trust, Series 2005-5, Class A4
(Floating, ICE LIBOR USD 3M + 0.14%, 0.14% Floor), 2.50%, 10/25/28†	900,000	897,326
SLM Student Loan Trust, Series 2006-2, Class A5
(Floating, ICE LIBOR USD 3M + 0.11%), 2.47%, 07/25/25†	126,706	126,701
SLM Student Loan Trust, Series 2007-7, Class A4
(Floating, ICE LIBOR USD 3M + 0.33%), 2.69%, 01/25/22†	433,031	424,868
SLM Student Loan Trust, Series 2008-2, Class A3
(Floating, ICE LIBOR USD 3M + 0.75%), 3.11%, 04/25/23†	143,502	143,262
SLM Student Loan Trust, Series 2008-4, Class A4
(Floating, ICE LIBOR USD 3M + 1.65%), 4.01%, 07/25/22†	398,522	407,070

	Par	Value
SLM Student Loan Trust, Series 2008-5, Class A4
(Floating, ICE LIBOR USD 3M + 1.70%, 1.70% Floor), 4.06%, 07/25/23†	$1,565,603	$1,607,916
SLM Student Loan Trust, Series 2008-6, Class A4
(Floating, ICE LIBOR USD 3M + 1.10%), 3.46%, 07/25/23†	854,111	861,761
SLM Student Loan Trust, Series 2008-8, Class A4
(Floating, ICE LIBOR USD 3M + 1.50%), 3.86%, 04/25/23†	400,000	409,714
SLM Student Loan Trust, Series 2008-9, Class A
(Floating, ICE LIBOR USD 3M + 1.50%), 3.86%, 04/25/23†	2,105,685	2,147,757
SoFi Consumer Loan Program, Series 2017-4, Class A
2.50%, 05/26/26 144A	704,405	695,757
Soundview Home Loan Trust, Series 2006-OPT2, Class A3
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor), 2.27%, 05/25/36†	514,182	514,399
Specialty Underwriting & Residential Finance Trust, Series 2004-BC3, Class M1
(Floating, ICE LIBOR USD 1M + 0.93%, 0.62% Floor), 3.02%, 07/25/35†	1,902,012	1,898,301
Structured Asset Investment Loan Trust, Series 2005-1, Class M3
(Floating, ICE LIBOR USD 1M + 0.78%, 0.52% Floor), 2.87%, 02/25/35 144A †	2,700,000	2,661,679
TCW ClO, Ltd., Series 2017-1A, Class A
(Floating, ICE LIBOR USD 3M + 1.28%), 3.64%, 07/29/29 144A †	1,500,000	1,502,640
TIAA CLO II, Ltd., Series 2017-1A, Class A
(Floating, ICE LIBOR USD 3M + 1.28%), 3.64%, 04/20/29 144A †	3,950,000	3,962,719
Tryon Park CLO, Ltd., Series 2013-1A, Class A1SR
(Floating, ICE LIBOR USD 3M + 0.89%), 3.24%, 04/15/29 144A †	2,690,000	2,687,802
Upstart Securitization Trust, Series 2017-2, Class A
2.51%, 03/20/25 144A	981,993	980,188
Utah State Board of Regents, Series 2015-1, Class A
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 2.56%, 02/25/43†	514,592	515,611
Vibrant CLO VI, Ltd., Series 2017-6A, Class A
(Floating, ICE LIBOR USD 3M + 1.24%), 3.56%, 06/20/29 144A †	2,750,000	2,759,638

See Notes to Financial Statements.

79

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Voya CLO, Ltd., Series 2014-4A, Class A1R
(Floating, ICE LIBOR USD 3M + 0.95%), 3.30%, 10/14/26 144A†	$2,000,000	$1,999,990
Voya CLO, Ltd., Series 2017-3A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.23%), 3.59%, 07/20/30 144A†	4,150,000	4,162,237

Total Asset-Backed Securities (Cost $113,534,692)		113,810,507

CERTIFICATES OF DEPOSIT — 0.0%
Barclays Bank PLC
1.94%, 09/04/18 (Cost $300,000)	300,000	299,834

COMMERCIAL PAPER — 2.5%
AT&T, Inc.
0.00%, 10/05/18	1,937,000	1,923,132
0.00%, 10/09/18	800,000	794,039
Bank of Montreal
0.00%, 08/09/18	3,030,000	3,022,746
BNP Paribas Fortis SA
0.00%, 08/03/18	2,480,000	2,475,137
Duke Energy Corporation
0.00%, 08/27/18	1,000,000	996,313
Hewlett Packard Enterprise Co.
0.00%, 07/10/18	500,000	499,706
0.00%, 07/11/18	938,000	937,390
HP, Inc.
0.00%, 07/02/18	2,350,000	2,349,836
0.00%, 07/23/18	750,000	749,016
JP Morgan Securities LLC
0.00%, 09/27/18	5,040,000	5,010,768
Marriott International, Inc.
0.00%, 07/05/18	1,450,000	1,449,613
0.00%, 08/21/18	2,000,000	1,993,058
Mondelez International, Inc.
0.00%, 10/01/18	1,700,000	1,688,628
MUFG Bank Ltd.
0.00%, 07/24/18	580,000	579,171
Natixis SA
0.00%, 08/02/18	3,820,000	3,812,763
Southern Co. (The)
0.00%, 08/30/18	751,000	747,822
United Overseas Bank
0.00%, 07/27/18	1,868,000	1,865,013
Versailles Commercial Paper LLC
0.00%, 07/09/18	2,039,000	2,037,845
Victory Receivables Corporation
0.00%, 10/02/18	3,750,000	3,727,111
VW Credit, Inc.
0.00%, 09/20/18	1,350,000	1,342,135

Total Commercial Paper (Cost $38,001,796)		38,001,242

CORPORATE BONDS — 18.1%
21st Century Fox America, Inc.
3.70%, 09/15/24	625,000	623,431

	Par	Value
6.15%, 03/01/37	$175,000	$205,861
6.65%, 11/15/37	150,000	186,739
ABB Finance USA, Inc.
4.38%, 05/08/42	40,000	41,118
Abbott Laboratories
3.75%, 11/30/26	260,000	256,017
4.75%, 11/30/36Δ	170,000	179,590
4.90%, 11/30/46	210,000	226,958
AbbVie, Inc.
2.85%, 05/14/23	1,050,000	1,012,386
3.60%, 05/14/25	440,000	426,784
3.20%, 05/14/26	300,000	280,604
AES Corporation
4.88%, 05/15/23	40,000	40,100
Aetna, Inc.
2.80%, 06/15/23	225,000	214,631
Allegion US Holding Co., Inc.
3.20%, 10/01/24	400,000	379,240
Alliant Energy Finance LLC
3.75%, 06/15/23 144A	275,000	275,258
4.25%, 06/15/28 144A	75,000	75,131
Allison Transmission, Inc.
5.00%, 10/01/24 144A	200,000	197,250
Amazon.com, Inc.
3.15%, 08/22/27Δ	1,170,000	1,122,696
3.88%, 08/22/37	160,000	156,701
4.95%, 12/05/44	220,000	245,062
4.05%, 08/22/47	890,000	875,549
American Campus Communities Operating Partnership LP REIT
3.75%, 04/15/23	525,000	522,764
American Express Credit Corporation
2.38%, 05/26/20	310,000	305,585
American International Group, Inc.
4.20%, 04/01/28Δ	1,050,000	1,029,323
(Variable, ICE LIBOR USD 3M + 2.06%), 6.25%, 03/15/87^	278,000	287,035
American Tower Corporation REIT
3.40%, 02/15/19	200,000	200,569
3.38%, 10/15/26	1,500,000	1,390,839
American Tower Trust #1 REIT
3.07%, 03/15/23 144A	940,000	923,384
Amgen, Inc.
2.13%, 05/01/20	70,000	68,847
3.63%, 05/22/24	50,000	49,857
4.66%, 06/15/51	34,000	33,760
Anadarko Petroleum Corporation
4.85%, 03/15/21	290,000	298,623
3.45%, 07/15/24Δ	95,000	91,408
5.55%, 03/15/26Δ	925,000	992,857
6.45%, 09/15/36	280,000	324,494
6.60%, 03/15/46	470,000	566,835
Anthem, Inc.
2.95%, 12/01/22Δ	390,000	379,156
3.35%, 12/01/24	130,000	125,767
3.65%, 12/01/27	200,000	189,830
Apache Corporation
3.25%, 04/15/22	30,000	29,517

See Notes to Financial Statements.

80

	Par	Value
5.10%, 09/01/40	$180,000	$177,689
4.25%, 01/15/44	1,300,000	1,153,599
Apple, Inc.
2.00%, 11/13/20	260,000	255,307
1.55%, 08/04/21	230,000	220,521
2.40%, 05/03/23	350,000	337,428
2.45%, 08/04/26	720,000	661,562
2.90%, 09/12/27	600,000	563,917
Arch Capital Group, Ltd.
7.35%, 05/01/34	175,000	224,973
Ashtead Capital, Inc.
4.38%, 08/15/27 144A	200,000	186,500
AT&T, Inc.
4.45%, 05/15/21	80,000	81,956
3.00%, 02/15/22	170,000	166,126
3.00%, 06/30/22	475,000	461,557
4.45%, 04/01/24	725,000	732,817
3.40%, 05/15/25Δ	1,805,000	1,695,171
4.13%, 02/17/26	175,000	171,325
4.25%, 03/01/27Δ	1,400,000	1,372,658
5.25%, 03/01/37Δ	225,000	221,952
4.35%, 06/15/45	100,000	85,028
5.45%, 03/01/47Δ	175,000	172,395
4.50%, 03/09/48	190,000	164,424
AXA Equitable Holdings, Inc.
3.90%, 04/20/23 144A	225,000	223,470
4.35%, 04/20/28 144A	1,375,000	1,317,038
Bank of America Corporation
2.60%, 01/15/19	47,000	46,974
3.30%, 01/11/23	120,000	118,313
(Variable, ICE LIBOR USD 3M + 0.79%), 3.00%, 12/20/23^	329,000	319,175
(Variable, ICE LIBOR USD 3M + 0.78%), 3.55%, 03/05/24^	530,000	524,910
4.00%, 04/01/24	420,000	424,004
4.20%, 08/26/24	390,000	392,352
(Variable, ICE LIBOR USD 3M + 3.71%), 6.25%, 09/05/24^	300,000	313,875
(Variable, ICE LIBOR USD 3M + 4.17%), 6.50%, 10/23/24Δ ^	150,000	159,563
4.00%, 01/22/25	440,000	434,719
(Variable, ICE LIBOR USD 3M + 1.09%), 3.09%, 10/01/25^	2,200,000	2,096,664
4.45%, 03/03/26	420,000	421,652
3.50%, 04/19/26Δ	2,760,000	2,672,362
4.25%, 10/22/26	440,000	435,244
3.25%, 10/21/27	275,000	256,595
4.18%, 11/25/27	825,000	805,009
(Variable, ICE LIBOR USD 3M + 1.58%), 3.82%, 01/20/28^	575,000	561,488
(Variable, ICE LIBOR USD 3M + 1.51%), 3.71%, 04/24/28^	1,300,000	1,255,158
(Variable, ICE LIBOR USD 3M + 1.37%), 3.59%, 07/21/28^	1,360,000	1,299,927
(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28Δ ^	694,000	654,302
5.00%, 01/21/44	790,000	838,608

	Par	Value
(Variable, ICE LIBOR USD 3M + 1.19%), 3.95%, 01/23/49^	$270,000	$243,759
Barrick North America Finance LLC
4.40%, 05/30/21	138,000	142,859
5.70%, 05/30/41Δ	150,000	166,950
Beacon Roofing Supply, Inc.
4.88%, 11/01/25 144AΔ	80,000	73,952
Becton Dickinson and Co.
4.67%, 06/06/47Δ	75,000	72,765
Becton, Dickinson and Co.
(Floating, ICE LIBOR USD 3M + 0.88%), 3.21%, 12/29/20†	800,000	801,386
2.89%, 06/06/22	700,000	677,684
3.36%, 06/06/24	855,000	822,389
3.73%, 12/15/24	171,000	167,176
4.69%, 12/15/44	345,000	335,652
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	825,000	785,588
Blackstone CQP Holdco LP
6.50%, 03/20/21 144A	600,000	603,000
BMW US Capital LLC
1.85%, 09/15/21 144AΔ	60,000	57,241
Boeing Capital Corporation
4.70%, 10/27/19Δ	230,000	235,903
Boeing Co.
4.88%, 02/15/20	50,000	51,650
6.63%, 02/15/38	210,000	283,889
Brighthouse Financial, Inc.
3.70%, 06/22/27Δ	1,600,000	1,423,696
4.70%, 06/22/47	310,000	256,404
Broadcom Corporation
3.00%, 01/15/22	550,000	535,407
2.65%, 01/15/23Δ	225,000	212,114
3.13%, 01/15/25Δ	220,000	204,382
3.88%, 01/15/27	940,000	890,691
Cardinal Health, Inc.
2.62%, 06/15/22	130,000	124,735
3.08%, 06/15/24Δ	640,000	603,774
Catholic Health Initiatives
4.35%, 11/01/42	40,000	37,987
CCO Holdings LLC
5.13%, 05/01/27 144AΔ	130,000	121,956
Celgene Corporation
2.25%, 08/15/21Δ	270,000	259,927
3.55%, 08/15/22Δ	170,000	168,867
3.88%, 08/15/25	710,000	692,009
5.00%, 08/15/45	110,000	108,107
Centene Corporation
5.63%, 02/15/21	80,000	81,890
4.75%, 05/15/22Δ	150,000	151,688
6.13%, 02/15/24	220,000	232,375
4.75%, 01/15/25	50,000	49,875
CH Robinson Worldwide, Inc.
4.20%, 04/15/28	1,500,000	1,476,435

See Notes to Financial Statements.

81

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Charles Schwab Corporation
(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/01/27Δ ^	$1,000,000	$958,750
Charter Communications Operating LLC
3.58%, 07/23/20	895,000	894,303
4.46%, 07/23/22	725,000	734,558
4.50%, 02/01/24	600,000	600,143
4.91%, 07/23/25	2,310,000	2,336,184
3.75%, 02/15/28Δ	1,800,000	1,633,405
4.20%, 03/15/28	1,710,000	1,603,999
6.48%, 10/23/45	90,000	95,173
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	150,000	149,250
Chesapeake Energy Corporation
6.13%, 02/15/21	160,000	162,800
Chevron Corporation
2.95%, 05/16/26	540,000	518,608
Chubb INA Holdings, Inc.
2.30%, 11/03/20	90,000	88,428
3.35%, 05/03/26	120,000	116,467
Cimarex Energy Co.
3.90%, 05/15/27Δ	470,000	452,133
Cintas Corporation No. 2
2.90%, 04/01/22	180,000	176,180
3.70%, 04/01/27	690,000	678,072
Cisco Systems, Inc.
5.50%, 01/15/40	225,000	268,098
CIT Group, Inc.
5.25%, 03/07/25	1,040,000	1,050,400
Citibank NA
3.05%, 05/01/20	975,000	974,903
Citigroup, Inc.
(Floating, ICE LIBOR USD 3M + 0.93%), 3.25%, 06/07/19†	700,000	704,410
(Floating, ICE LIBOR USD 3M + 1.19%), 3.55%, 08/02/21†	1,300,000	1,323,264
(Variable, ICE LIBOR USD 3M + 4.07%), 5.95%, 01/30/23Δ ^	170,000	173,188
3.50%, 05/15/23	220,000	215,378
(Variable, ICE LIBOR USD 3M + 3.47%), 5.35%, 05/15/23Δ ^	180,000	177,966
(Variable, ICE LIBOR USD 3M + 1.02%), 4.04%, 06/01/24^	1,700,000	1,711,092
(Variable, ICE LIBOR USD 3M + 3.91%), 5.95%, 05/15/25^	690,000	696,900
4.40%, 06/10/25	450,000	447,940
5.50%, 09/13/25	290,000	308,351
(Variable, ICE LIBOR USD 3M + 4.52%), 6.25%, 08/15/26^	150,000	155,813
3.20%, 10/21/26	500,000	465,465
4.30%, 11/20/26	1,675,000	1,637,294
4.45%, 09/29/27	1,480,000	1,457,412
4.13%, 07/25/28Δ	125,000	119,819
(Variable, ICE LIBOR USD 3M + 1.19%), 4.08%, 04/23/29^	800,000	785,863

	Par	Value
6.63%, 06/15/32	$50,000	$59,051
8.13%, 07/15/39	20,000	28,215
6.68%, 09/13/43	10,000	12,125
5.30%, 05/06/44	24,000	24,797
4.65%, 07/30/45	894,000	893,057
4.75%, 05/18/46	40,000	38,181
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	760,000	733,699
Comcast Corporation
3.38%, 08/15/25	275,000	264,036
3.15%, 02/15/28	500,000	462,674
5.65%, 06/15/35	420,000	466,176
3.20%, 07/15/36	380,000	316,761
3.90%, 03/01/38	30,000	27,278
Compass Bank
5.50%, 04/01/20	300,000	308,768
Concho Resources, Inc.
4.30%, 08/15/28	610,000	612,640
ConocoPhillips Holding Co.
6.95%, 04/15/29	220,000	271,657
Continental Resources, Inc.
4.50%, 04/15/23	750,000	761,863
4.38%, 01/15/28	130,000	129,488
Cott Holdings, Inc.
5.50%, 04/01/25 144A	170,000	165,750
CRH America Finance, Inc.
3.95%, 04/04/28 144A	500,000	483,676
Crown Castle International Corporation REIT
5.25%, 01/15/23	525,000	550,669
3.15%, 07/15/23Δ	725,000	694,823
3.65%, 09/01/27	50,000	46,597
Crown Castle Towers LLC
4.88%, 08/15/20 144A	1,900,000	1,949,578
CVS Health Corporation
3.35%, 03/09/21	210,000	209,903
2.75%, 12/01/22	210,000	201,476
3.70%, 03/09/23	720,000	717,113
4.00%, 12/05/23	800,000	804,261
4.10%, 03/25/25	590,000	587,730
3.88%, 07/20/25	1,013,000	983,026
4.30%, 03/25/28	2,890,000	2,856,340
4.78%, 03/25/38	150,000	148,003
5.13%, 07/20/45	350,000	355,941
5.05%, 03/25/48	950,000	970,535
CVS Pass-Through Trust
6.94%, 01/10/30	627,737	706,658
DAE Funding LLC
4.50%, 08/01/22 144AΔ	70,000	68,075
5.00%, 08/01/24 144A	80,000	77,040
Dell International LLC
3.48%, 06/01/19 144A	1,010,000	1,012,769
4.42%, 06/15/21 144AΔ	2,320,000	2,355,499
5.45%, 06/15/23 144AΔ	150,000	157,160

See Notes to Financial Statements.

82

	Par	Value
Delta Air Lines Pass Through Trust, Series 2007-1, Class A
6.82%, 08/10/22	$284,441	$310,439
Depository Trust & Clearing Corporation
(Variable, ICE LIBOR USD 3M + 3.17%), 4.88%, 06/15/20 144A ^	750,000	759,375
Devon Energy Corporation
3.25%, 05/15/22	220,000	216,459
5.85%, 12/15/25	250,000	275,630
5.60%, 07/15/41	437,000	472,933
4.75%, 05/15/4Δ	130,000	127,362
5.00%, 06/15/45	660,000	673,887
Digital Realty Trust LP REIT
3.40%, 10/01/20	900,000	900,168
Discover Financial Services
3.75%, 03/04/25	450,000	430,307
DISH DBS Corporation
5.88%, 07/15/2Δ	130,000	122,688
5.88%, 11/15/2Δ	70,000	59,500
Dollar Tree, Inc.
4.00%, 05/15/25	500,000	489,378
4.20%, 05/15/28	550,000	531,957
Duke Energy Carolinas LLC
3.95%, 03/15/48	300,000	291,907
Duke Energy Corporation
3.75%, 04/15/24Δ	200,000	199,831
3.15%, 08/15/27Δ	550,000	511,509
3.95%, 08/15/47	30,000	27,497
Eaton Corporation
2.75%, 11/02/22	710,000	690,037
4.15%, 11/02/42	200,000	193,592
Ecolab, Inc.
4.35%, 12/08/21	82,000	84,704
5.50%, 12/08/41	24,000	28,323
3.95%, 12/01/47	193,000	185,314
Eli Lilly & Co.
3.10%, 05/15/27	140,000	134,163
Enable Midstream Partners LP
4.95%, 05/15/28Δ	900,000	876,610
Energy Transfer Partners LP
4.65%, 06/01/21	650,000	666,051
5.88%, 03/01/22	100,000	105,842
4.20%, 09/15/23	625,000	625,417
4.50%, 11/01/23	310,000	312,180
5.30%, 04/15/47	200,000	183,998
Entergy Louisiana LLC
5.40%, 11/01/24	1,200,000	1,311,445
Enterprise Products Operating LLC
5.70%, 02/15/42Δ	60,000	66,511
(Variable, ICE LIBOR USD 3M + 3.71%), 6.07%, 08/01/66†Δ	550,000	552,063
EOG Resources, Inc.
4.15%, 01/15/26	140,000	143,415
EQT Midstream Partners LP
4.75%, 07/15/23Δ	775,000	774,609
4.13%, 12/01/26	1,800,000	1,661,753

	Par	Value
ERP Operating LP REIT
4.63%, 12/15/21	$150,000	$155,551
Exelon Corporation
5.63%, 06/15/35	415,000	481,617
Expedia Group, Inc.
3.80%, 02/15/28	300,000	275,266
Exxon Mobil Corporation
3.04%, 03/01/26Δ	280,000	272,626
4.11%, 03/01/46Δ	530,000	540,786
First Data Corporation
5.38%, 08/15/23 144A	70,000	70,823
FirstEnergy Corporation
4.25%, 03/15/23	490,000	498,362
3.90%, 07/15/27	2,190,000	2,128,540
7.38%, 11/15/31	1,800,000	2,338,241
Florida Power & Light Co.
3.80%, 12/15/42	425,000	417,169
3.95%, 03/01/48	275,000	270,509
Ford Motor Credit Co LLC
3.20%, 01/15/21	200,000	197,866
Ford Motor Credit Co. LLC
2.94%, 01/08/19	400,000	400,147
(Floating, ICE LIBOR USD 3M + 0.83%), 3.16%, 03/12/19†	200,000	200,646
2.46%, 03/27/20	800,000	787,405
3.16%, 08/04/20Δ	225,000	223,560
5.75%, 02/01/21	200,000	209,983
3.34%, 03/18/21	250,000	247,917
5.88%, 08/02/21	800,000	848,693
Freeport-McMoRan, Inc.
6.88%, 02/15/23	10,000	10,587
5.45%, 03/15/43	122,000	107,628
General Dynamics Corporation
(Floating, ICE LIBOR USD 3M + 0.38%), 2.74%, 05/11/21†	300,000	301,169
3.00%, 05/11/21	600,000	598,316
3.38%, 05/15/23	175,000	175,469
General Electric Co.
6.00%, 08/07/19	301,000	311,265
5.50%, 01/08/20	40,000	41,471
4.38%, 09/16/20	198,000	202,862
5.30%, 02/11/21	104,000	108,843
4.65%, 10/17/21	140,000	145,682
3.15%, 09/07/22	230,000	225,479
6.88%, 01/10/39	500,000	634,320
4.50%, 03/11/44Δ	790,000	776,278
General Mills, Inc.
4.20%, 04/17/28Δ	600,000	586,983
General Motors Co.
5.15%, 04/01/38	50,000	47,730
General Motors Financial Co., Inc.
3.50%, 07/10/19	300,000	301,581
(Floating, ICE LIBOR USD 3M + 1.27%), 3.61%, 10/04/19†	400,000	404,144
3.20%, 07/13/20Δ	1,000,000	995,768
2.45%, 11/06/20	130,000	127,159
4.38%, 09/25/21	400,000	408,015

See Notes to Financial Statements.

83

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
3.45%, 04/10/22	$230,000	$226,201
4.25%, 05/15/23	40,000	40,004
4.35%, 01/17/27Δ	860,000	833,615
Gilead Sciences, Inc.
2.55%, 09/01/20	80,000	79,064
3.70%, 04/01/24	230,000	230,610
4.50%, 02/01/45	400,000	400,744
4.75%, 03/01/46	20,000	20,692
4.15%, 03/01/47Δ	300,000	287,470
Glencore Funding LLC
2.88%, 04/16/20 144A	90,000	89,079
4.13%, 05/30/23 144AΔ	375,000	374,591
4.63%, 04/29/24 144A	175,000	176,321
4.00%, 03/27/27 144A	480,000	453,906
Goldman Sachs Capital II
(Variable, ICE LIBOR USD 3M + 0.77%), 4.00%, 08/06/18†	3,000	2,529
Goldman Sachs Group, Inc.
(Floating, ICE LIBOR USD 3M + 1.10%), 3.44%, 11/15/18†	3,800,000	3,814,404
5.38%, 03/15/20	200,000	207,198
6.00%, 06/15/20	540,000	568,174
5.25%, 07/27/21	560,000	588,771
3.85%, 07/08/24	150,000	148,859
4.25%, 10/21/25	1,470,000	1,449,798
3.50%, 11/16/26	2,180,000	2,056,229
(Variable, ICE LIBOR USD 3M + 1.16%), 3.81%, 04/23/29Δ ^	690,000	657,079
(Variable, ICE LIBOR USD 3M + 1.30%), 4.22%, 05/01/29^	700,000	690,811
6.75%, 10/01/37	110,000	130,777
6.25%, 02/01/41	750,000	877,362
5.15%, 05/22/45	330,000	329,137
4.75%, 10/21/45Δ	530,000	525,715
Goodman US Finance Three LLC REIT
3.70%, 03/15/28 144A	1,000,000	945,192
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 144A	225,000	227,039
Halliburton Co.
3.80%, 11/15/25	670,000	666,269
4.85%, 11/15/35	30,000	31,112
5.00%, 11/15/45Δ	730,000	780,721
Harris Corporation
5.05%, 04/27/45	110,000	114,171
Hartford Financial Services Group, Inc.
5.13%, 04/15/22	50,000	52,811
HCA, Inc.
5.25%, 04/15/25	120,000	120,300
7.69%, 06/15/25	250,000	272,500
5.25%, 06/15/26	10,000	9,957
5.50%, 06/15/47	50,000	46,000
HCP, Inc. REIT
2.63%, 02/01/20	300,000	296,534
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	425,000	434,438
Hilton Worldwide Finance LLC
4.88%, 04/01/27Δ	110,000	106,425

	Par	Value
HSBC USA, Inc.
(Floating, ICE LIBOR USD 3M + 0.77%), 3.13%, 08/07/18†	$1,700,000	$1,701,425
Humana, Inc.
3.15%, 12/01/22	70,000	68,206
3.95%, 03/15/27	150,000	147,775
4.63%, 12/01/42	60,000	60,056
4.95%, 10/01/44	70,000	73,286
4.80%, 03/15/47Δ	10,000	10,313
Huntington Bancshares, Inc.
4.00%, 05/15/25	550,000	552,428
Intel Corporation
3.70%, 07/29/25	805,000	810,989
3.73%, 12/08/47	76,000	71,790
International Lease Finance Corporation
7.13%, 09/01/18 144A	1,975,000	1,987,967
8.63%, 01/15/22	420,000	482,223
Jefferies Group LLC
4.15%, 01/23/30	50,000	44,219
John Deere Capital Corporation
2.25%, 04/17/19	160,000	159,598
1.70%, 01/15/20	80,000	78,666
Johnson & Johnson
2.45%, 03/01/26	1,060,000	995,550
3.63%, 03/03/37	720,000	705,003
JPMorgan Chase & Co.
(Variable, ICE LIBOR USD 3M + 3.80%), 5.30%, 05/01/20^	550,000	561,550
4.40%, 07/22/20	980,000	1,004,152
2.55%, 03/01/21	300,000	294,109
2.40%, 06/07/21Δ	1,100,000	1,072,138
4.35%, 08/15/21	70,000	72,018
2.97%, 01/15/23Δ	475,000	462,922
3.88%, 09/10/24	860,000	852,721
3.13%, 01/23/25	900,000	861,434
3.90%, 07/15/25	700,000	698,011
2.95%, 10/01/26	700,000	650,929
4.25%, 10/01/27	780,000	775,765
(Variable, ICE LIBOR USD 3M + 0.95%), 3.51%, 01/23/29^	1,520,000	1,441,860
(Variable, ICE LIBOR USD 3M + 1.36%), 3.88%, 07/24/38^	175,000	161,947
4.95%, 06/01/45Δ	400,000	408,023
Kerr-McGee Corporation
6.95%, 07/01/24	290,000	329,454
7.88%, 09/15/31	280,000	355,862
Kilroy Realty LP REIT
3.80%, 01/15/23Δ	400,000	398,063
Kimberly-Clark Corporation
3.70%, 06/01/43	200,000	188,511
Kinder Morgan Energy Partners LP
9.00%, 02/01/19	700,000	723,695
3.95%, 09/01/22Δ	520,000	520,426
4.25%, 09/01/24	980,000	983,338
Kinder Morgan, Inc.
5.63%, 11/15/23 144A	900,000	959,440

See Notes to Financial Statements.

84

	Par	Value
KKR Group Finance Co. II LLC
5.50%, 02/01/43 144AΔ	$30,000	$31,363
Kraft Heinz Foods Co.
5.38%, 02/10/20	223,000	230,710
3.50%, 07/15/22Δ	90,000	89,037
4.00%, 06/15/23	20,000	19,963
3.95%, 07/15/25Δ	110,000	107,083
3.00%, 06/01/26Δ	1,830,000	1,650,804
5.00%, 07/15/35	100,000	98,791
5.00%, 06/04/42	50,000	47,899
5.20%, 07/15/45	60,000	58,579
4.38%, 06/01/46	100,000	86,838
Kroger Co.
6.15%, 01/15/20	360,000	376,198
Lamb Weston Holdings, Inc.
4.63%, 11/01/24 144A	150,000	146,625
Lehman Escrow Bonds
0.00%, 01/18/12#	200,000	6,100
0.00%, 01/24/13#	2,300,000	70,150
0.00%, 07/19/17Y††† #	150,000	—
0.00%, 12/28/17Y††† #	3,340,000	—
0.00%, 11/29/49††† #	2,330,000	—
Lennar Corporation
4.75%, 11/29/27	150,000	141,420
Life Storage LP REIT
3.88%, 12/15/27	900,000	853,400
Lockheed Martin Corporation
3.10%, 01/15/23	40,000	39,523
3.55%, 01/15/26	310,000	305,160
4.50%, 05/15/36Δ	50,000	52,050
Maple Escrow Subsidiary, Inc.
4.06%, 05/25/23 144AΔ	475,000	476,675
Marathon Oil Corporation
4.40%, 07/15/27	400,000	402,141
McDonald’s Corporation
3.70%, 01/30/26	240,000	238,674
3.50%, 03/01/27	500,000	489,492
Medtronic Global Holdings SCA
3.35%, 04/01/27	750,000	731,520
Medtronic, Inc.
3.50%, 03/15/25	30,000	29,712
4.63%, 03/15/45	250,000	265,633
MetLife Capital Trust IV
7.88%, 12/15/37 144A	300,000	373,476
MetLife, Inc.
4.75%, 02/08/21	209,000	217,136
6.40%, 12/15/36Δ	50,000	53,125
4.05%, 03/01/45	25,000	23,274
Microchip Technology, Inc.
3.92%, 06/01/21 144A	350,000	350,821
Microsoft Corporation
1.55%, 08/08/21	400,000	383,735
2.40%, 02/06/22	600,000	587,578
2.88%, 02/06/24	470,000	460,484
2.70%, 02/12/25Δ	120,000	115,191
3.13%, 11/03/25	450,000	442,513
2.40%, 08/08/26Δ	2,040,000	1,889,148

	Par	Value
3.30%, 02/06/27Δ	$800,000	$788,621
3.45%, 08/08/36	10,000	9,593
4.10%, 02/06/37	50,000	52,194
3.95%, 08/08/56	130,000	127,454
Moody’s Corporation
4.50%, 09/01/22	800,000	827,447
Morgan Stanley
5.50%, 07/24/20	550,000	574,832
(Floating, ICE LIBOR USD 3M + 1.40%), 3.76%, 04/21/21†	100,000	102,456
(Floating, ICE LIBOR USD 3M + 1.40%), 3.76%, 10/24/23†	225,000	230,286
(Variable, ICE LIBOR USD 3M + 0.85%), 3.74%, 04/24/24^	500,000	497,543
3.88%, 04/29/24Δ	275,000	275,701
3.70%, 10/23/24Δ	450,000	444,632
3.63%, 01/20/27Δ	1,475,000	1,417,875
(Variable, ICE LIBOR USD 3M + 1.14%), 3.77%, 01/24/29^	630,000	607,618
MPLX LP
4.88%, 12/01/24	230,000	237,437
4.88%, 06/01/25	240,000	247,111
4.50%, 04/15/38	580,000	537,422
4.70%, 04/15/48	695,000	646,904
National Retail Properties, Inc. REIT
3.60%, 12/15/26	250,000	237,086
Navient Corporation
5.88%, 03/25/21	300,000	305,625
NCL Corporation, Ltd.
4.75%, 12/15/21 144AΔ	40,000	40,000
Netflix, Inc.
5.50%, 02/15/22Δ	90,000	93,024
Newell Brands, Inc.
3.15%, 04/01/21	230,000	228,014
3.85%, 04/01/23	200,000	197,214
4.20%, 04/01/26Δ	150,000	145,050
NiSource, Inc.
3.65%, 06/15/23 144A	400,000	400,040
3.49%, 05/15/27	925,000	886,159
Nissan Motor Acceptance Corporation
(Floating, ICE LIBOR USD 3M + 0.89%), 3.23%, 01/13/22 144A†	1,900,000	1,925,413
Noble Energy, Inc.
4.15%, 12/15/21	620,000	630,407
3.85%, 01/15/28Δ	230,000	220,229
4.95%, 08/15/47	110,000	110,540
Northrop Grumman Corporation
2.93%, 01/15/25	1,620,000	1,540,227
3.25%, 01/15/28	1,595,000	1,501,471
Northwell Healthcare, Inc.
6.15%, 11/01/43	375,000	465,438
Northwestern Mutual Life Insurance Co.
6.06%, 03/30/40 144A	300,000	373,765
3.85%, 09/30/47 144AΔ	250,000	229,504
Nuveen Finance LLC
2.95%, 11/01/19 144A	170,000	169,392

See Notes to Financial Statements.

85

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Oasis Petroleum, Inc.
6.88%, 03/15/22	$57,000	$58,123
Occidental Petroleum Corporation
3.13%, 02/15/22	100,000	99,801
2.70%, 02/15/23	20,000	19,443
3.40%, 04/15/26	500,000	489,116
3.00%, 02/15/27Δ	150,000	141,841
4.63%, 06/15/45	130,000	136,260
4.40%, 04/15/46Δ	60,000	60,694
4.10%, 02/15/47	210,000	205,714
ONEOK, Inc.
4.55%, 07/15/28	1,100,000	1,111,849
Oracle Corporation
4.00%, 07/15/46	375,000	354,716
Oshkosh Corporation
4.60%, 05/15/28	300,000	300,000
Pacific Gas & Electric Co.
3.30%, 03/15/27	175,000	158,405
6.05%, 03/01/34	670,000	725,380
5.80%, 03/01/37Δ	210,000	220,153
4.00%, 12/01/46	200,000	173,050
Penske Truck Leasing Co. LP
3.95%, 03/10/25 144A	1,000,000	989,777
Phillips 66
3.90%, 03/15/28	600,000	586,759
Phillips 66 Partners LP
3.55%, 10/01/26	175,000	163,933
Physicians Realty LP REIT
3.95%, 01/15/28	2,400,000	2,244,218
Pioneer Natural Resources Co.
3.95%, 07/15/22	75,000	75,924
Plains All American Pipeline LP
3.65%, 06/01/22	200,000	196,225
4.50%, 12/15/26	600,000	588,344
Principal Life Global Funding II
2.38%, 09/11/19 144A	2,900,000	2,880,276
Progress Energy, Inc.
7.75%, 03/01/31	350,000	466,723
Prudential Financial, Inc.
3.88%, 03/27/28	675,000	668,504
Quicken Loans, Inc.
5.75%, 05/01/25 144AΔ	50,000	49,189
Range Resources Corporation
5.00%, 03/15/23	130,000	126,425
4.88%, 05/15/25Δ	10,000	9,425
Raytheon Co.
3.13%, 10/15/20	200,000	200,995
Reliance Standard Life Global Funding II
2.50%, 01/15/20 144A	100,000	98,973
RELX Capital, Inc.
3.50%, 03/16/23	1,300,000	1,287,630
Rensselaer Polytechnic Institute
5.60%, 09/01/20	675,000	705,647
Reynolds Group Issuer, Inc.
5.13%, 07/15/23 144A	160,000	158,200
Rockwell Collins, Inc.
3.50%, 03/15/27	550,000	523,689

	Par	Value
Sabine Pass Liquefaction LLC
6.25%, 03/15/22	$475,000	$511,385
5.75%, 05/15/24	1,000,000	1,067,937
5.63%, 03/01/25	450,000	479,295
salesforce.com, Inc.
3.25%, 04/11/23	300,000	298,437
3.70%, 04/11/28	100,000	99,406
Santander Holdings USA, Inc.
2.70%, 05/24/19	379,000	377,941
4.50%, 07/17/25	60,000	58,942
Schlumberger Holdings Corporation
3.00%, 12/21/20 144AΔ	250,000	248,647
4.00%, 12/21/25 144A	190,000	189,669
Select Income REIT
3.60%, 02/01/20	125,000	124,382
Sempra Energy
(Floating, ICE LIBOR USD 3M + 0.50%), 2.85%, 01/15/21†	625,000	625,364
2.90%, 02/01/23Δ	1,125,000	1,093,293
3.40%, 02/01/28	275,000	258,517
Sherwin-Williams Co.
2.75%, 06/01/22	125,000	121,236
3.13%, 06/01/24	75,000	71,730
3.45%, 06/01/27	350,000	331,295
4.50%, 06/01/47Δ	200,000	191,639
Southern Co.
3.25%, 07/01/26	1,400,000	1,316,421
Southern Co. Gas Capital Corporation
3.25%, 06/15/26	300,000	285,214
Southern Copper Corporation
5.25%, 11/08/42Δ	960,000	953,396
Southern Natural Gas Co. LLC
8.00%, 03/01/32	400,000	518,386
Spectrum Brands, Inc.
5.75%, 07/15/25Δ	110,000	109,175
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A
4.10%, 04/01/28	1,295,883	1,293,997
Sprint Corporation
7.25%, 09/15/21	30,000	31,275
7.63%, 02/15/25	300,000	306,753
Sprint Spectrum Co., LLC
3.36%, 09/20/21 144AΔ	162,500	161,078
4.74%, 03/20/25 144A	1,430,000	1,422,564
5.15%, 03/20/28 144A	1,100,000	1,080,750
Stryker Corporation
2.63%, 03/15/21	125,000	122,960
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24	100,000	99,179
5.95%, 12/01/25	800,000	853,455
SunTrust Bank
(Variable, ICE LIBOR USD 3M + 0.30%), 2.59%, 01/29/21^	875,000	867,583
Synchrony Financial
2.70%, 02/03/20	200,000	197,967
4.25%, 08/15/24	75,000	73,621
4.50%, 07/23/25Δ	907,000	892,106

See Notes to Financial Statements.

86

	Par	Value
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	$46,000	$61,021
4.90%, 09/15/44 144A	655,000	691,059
Thermo Fisher Scientific, Inc.
3.00%, 04/15/23	100,000	97,337
3.65%, 12/15/25	200,000	195,576
Time Warner Cable LLC
4.13%, 02/15/21	400,000	402,261
7.30%, 07/01/38	620,000	704,722
5.88%, 11/15/40	100,000	98,132
Time Warner Entertainment Co. LP
8.38%, 07/15/33	390,000	482,617
TJX Cos, Inc.
2.25%, 09/15/26	40,000	35,709
T-Mobile USA, Inc.
4.50%, 02/01/26Δ	350,000	327,250
Toll Brothers Finance Corporation
4.38%, 04/15/23Δ	120,000	118,050
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	350,000	424,789
Union Pacific Corporation
3.75%, 07/15/25Δ	210,000	210,151
3.95%, 09/10/28	1,180,000	1,188,058
4.50%, 09/10/48Δ	410,000	418,503
United Airlines Pass-Through Trust, Series 2016-2, Class A
3.10%, 10/07/28	778,855	730,582
United Airlines Pass-Through Trust, Series 2016-2, Class AA
2.88%, 10/07/28Δ	778,855	723,249
United Parcel Service, Inc.
2.50%, 04/01/23	120,000	116,010
3.05%, 11/15/27	100,000	95,296
United Rentals North America, Inc.
5.50%, 07/15/25	140,000	141,575
4.88%, 01/15/28	40,000	37,138
United Technologies Corporation
4.50%, 06/01/42	120,000	118,844
UnitedHealth Group, Inc.
1.63%, 03/15/19	170,000	168,774
2.70%, 07/15/20	280,000	278,410
2.88%, 12/15/21Δ	180,000	178,295
3.75%, 07/15/25	270,000	270,294
4.63%, 07/15/35	150,000	158,041
Univision Communications, Inc.
5.13%, 02/15/25 144AΔ	150,000	138,938
US Bank NA
3.15%, 04/26/21	300,000	300,790
VEREIT Operating Partnership LP REIT
3.00%, 02/06/19	500,000	499,832
4.13%, 06/01/21	200,000	202,860
Verizon Communications, Inc.
3.50%, 11/01/24	150,000	145,288
3.38%, 02/15/25	1,095,000	1,049,751

	Par	Value
(Floating, ICE LIBOR USD 3M + 1.10%), 3.44%, 05/15/25†	$1,700,000	$1,699,624
2.63%, 08/15/26	3,455,000	3,071,948
4.13%, 03/16/27	460,000	456,061
4.33%, 09/21/28 144AΔ	2,443,000	2,426,223
5.25%, 03/16/37	680,000	700,450
4.86%, 08/21/46	350,000	335,706
5.50%, 03/16/47	40,000	42,069
5.01%, 04/15/49	591,000	577,775
Visa, Inc.
3.15%, 12/14/25	900,000	871,498
4.30%, 12/14/45	460,000	479,140
VMware, Inc.
3.90%, 08/21/27	500,000	462,559
Voya Financial, Inc.
5.70%, 07/15/43	170,000	187,537
Wachovia Capital Trust III
(Variable, ICE LIBOR USD 3M + 0.93%), 5.57%, 08/06/18†Δ	560,000	553,000
Walmart, Inc.
3.70%, 06/26/28	620,000	625,985
4.05%, 06/29/48	250,000	252,398
Warner Media LLC
6.10%, 07/15/40	140,000	151,061
Waste Management, Inc.
3.50%, 05/15/24	140,000	138,850
7.38%, 05/15/29	140,000	174,907
WEA Finance LLC REIT
3.75%, 09/17/24 144A	770,000	761,344
Wells Fargo & Co.
4.60%, 04/01/21	70,000	72,306
3.45%, 02/13/23	200,000	196,213
(Floating, ICE LIBOR USD 3M + 1.23%), 3.59%, 10/31/23†	600,000	612,517
4.48%, 01/16/24	2,196,000	2,242,672
(Variable, ICE LIBOR USD 3M + 3.99%), 5.88%, 06/15/25Δ ^	600,000	619,500
3.00%, 04/22/26	900,000	835,198
4.10%, 06/03/26	440,000	431,589
3.00%, 10/23/26	3,700,000	3,420,049
4.30%, 07/22/27Δ	1,590,000	1,569,835
(Variable, ICE LIBOR USD 3M + 1.31%), 3.58%, 05/22/28^	600,000	575,522
5.38%, 11/02/43	190,000	198,820
4.65%, 11/04/44	70,000	66,833
4.90%, 11/17/45	370,000	366,252
4.40%, 06/14/46	70,000	64,234
4.75%, 12/07/46Δ	260,000	252,175
Wells Fargo Capital X
5.95%, 12/15/36	140,000	151,343
Welltower, Inc. REIT
4.25%, 04/01/26	900,000	891,958
Western Gas Partners LP
3.95%, 06/01/25	200,000	188,895
WestRock Co.
3.75%, 03/15/25 144A	500,000	490,907
4.00%, 03/15/28 144A	1,100,000	1,086,351

See Notes to Financial Statements.

87

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
WestRock RKT Co.
3.50%, 03/01/20	$150,000	$150,359
4.00%, 03/01/23	30,000	30,397
Whiting Petroleum Corporation
6.25%, 04/01/23Δ	50,000	51,375
6.63%, 01/15/26 144AΔ	140,000	144,375
Williams Cos., Inc.
7.50%, 01/15/31	100,000	119,435
7.75%, 06/15/31	885,000	1,067,469
8.75%, 03/15/32	181,000	234,277
Williams Partners LP
5.25%, 03/15/20	140,000	144,382
3.60%, 03/15/22	155,000	154,375
3.90%, 01/15/25	350,000	341,920
5.10%, 09/15/45	105,000	104,093
Wm.Wrigley Jr. Co.
2.40%, 10/21/18 144A	60,000	59,960
2.90%, 10/21/19 144A	230,000	229,460
WPX Energy, Inc.
6.00%, 01/15/22	10,000	10,450
8.25%, 08/01/23	30,000	34,125

Total Corporate Bonds (Cost $279,835,638)		275,474,002

FOREIGN BONDS — 11.1%
Argentina — 0.4%
Argentina POM Politica Monetaria
(Floating, Argentina Central Bank 7D Repo Rate + 0.00%), 40.00%, 06/21/20(ZA)†	1,110,000	39,873
Argentine Bonos del Tesoro
21.20%, 09/19/18(ZA)	230,000	7,698
18.20%, 10/03/21(ZA)	13,930,000	421,750
Argentine Republic Government International Bond
5.63%, 01/26/22	1,650,000	1,546,050
5.88%, 01/11/28	1,210,000	986,906
7.13%, 07/06/36	720,000	580,500
6.88%, 01/11/48	1,970,000	1,484,415
Provincia de Buenos Aires
6.50%, 02/15/23 144A	230,000	210,820
7.88%, 06/15/27 144A	180,000	158,400

		5,436,412

Australia — 0.3%
BHP Billiton Finance (USA), Ltd.
2.88%, 02/24/22Δ	20,000	19,762
5.00%, 09/30/43	540,000	607,246
(Variable, USD Swap 5Y + 5.09%), 6.75%, 10/19/75 144A ^	880,000	956,560
CNOOC Finance 2015 Australia Proprietary, Ltd.
2.63%, 05/05/20Δ	1,300,000	1,284,371
Commonwealth Bank of Australia
5.00%, 10/15/19 144A	50,000	51,298
3.90%, 07/12/47 144AΔ	520,000	485,880
Westpac Banking Corporation
2.30%, 05/26/20Δ	50,000	49,205

	Par	Value
2.60%, 11/23/20Δ	$310,000	$305,205
(Variable, USD ICE Swap Rate 5Y + 2.24%), 4.32%, 11/23/31^	175,000	168,907

		3,928,434

Bermuda — 0.0%
XLIT, Ltd.
4.45%, 03/31/25	349,000	343,870

Brazil — 0.4%
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/21(B)	7,392,000	1,938,137
10.00%, 01/01/23(B)	7,128,000	1,798,185
10.00%, 01/01/27(B)	1,013,000	238,780
Brazilian Government International Bond
5.63%, 01/07/41Δ	750,000	653,250
Vale Overseas, Ltd.
6.88%, 11/21/36	591,000	666,471

		5,294,823

Canada — 0.3%
Alimentation Couche-Tard, Inc.
2.70%, 07/26/22 144A	275,000	264,561
3.55%, 07/26/27 144A	75,000	71,233
Bank of Nova Scotia
1.88%, 04/26/21	1,600,000	1,549,003
Barrick Gold Corporation
5.25%, 04/01/42	560,000	587,696
Brookfield Finance, Inc.
3.90%, 01/25/28	800,000	757,784
Canadian Natural Resources, Ltd.
3.85%, 06/01/27Δ	350,000	342,119
Nutrien Ltd.
4.88%, 03/30/20	110,000	112,323
Royal Bank of Canada
2.15%, 10/26/20	270,000	263,879
3.20%, 04/30/21	300,000	299,991
Toronto-Dominion Bank
3.25%, 06/11/21	370,000	370,044
Transcanada Trust
(Variable, ICE LIBOR USD 3M + 3.21%), 5.30%, 03/15/77^	370,000	350,534
Valeant Pharmaceuticals International, Inc.
7.00%, 03/15/24 144A	280,000	294,616

		5,263,783

Chile — 0.1%
Latam Airlines Pass Through Trust, Series 2015-1, Class A
4.20%, 11/15/27	782,809	744,295

China — 0.1%
China Evergrande Group
8.75%, 06/28/25	200,000	176,377
China Government Bond
3.31%, 11/30/25(Y)	1,000,000	144,354

See Notes to Financial Statements.

88

	Par	Value
Park Aerospace Holdings, Ltd.
5.25%, 08/15/22 144A	$60,000	$59,626
5.50%, 02/15/24 144A	80,000	79,183
Sinopec Group Overseas Development 2014, Ltd.
4.38%, 04/10/24 144A	750,000	766,056

		1,225,596

Colombia — 0.1%
Colombia Government International Bond
5.63%, 02/26/44	480,000	511,200
Ecopetrol SA
5.88%, 05/28/45Δ	720,000	685,584

		1,196,784

Dominican Republic — 0.0%
Dominican Republic International Bond
10.38%, 03/04/22(V)	800,000	17,083
14.50%, 02/10/23(V)	1,300,000	31,289
11.38%, 07/06/29(V)	700,000	15,441

		63,813

Ecuador — 0.1%
Ecuador Government International Bond
9.63%, 06/02/27 144A	200,000	186,490
8.88%, 10/23/27 144AΔ	330,000	292,859
7.88%, 01/23/28 144A	370,000	311,336

		790,685

Egypt — 0.0%
Egypt Government International Bond
5.58%, 02/21/23 144A	410,000	389,500

Finland — 0.0%
Nokia OYJ
4.38%, 06/12/27	259,000	244,107

France — 0.4%
BNP Paribas SA
3.50%, 03/01/23 144A	925,000	902,560
3.38%, 01/09/25 144AΔ	450,000	425,720
(Variable, USD Swap 5Y + 1.48%), 4.38%, 03/01/33 144A ^	440,000	413,283
Credit Agricole SA
2.50%, 04/15/19 144A	250,000	249,486
(Variable, ICE LIBOR USD 3M + 6.98%), 8.38%, 10/13/19 144A ^	510,000	532,950
4.38%, 03/17/25	275,000	266,436
4.13%, 01/10/27 144AΔ	450,000	436,132
(Variable, USD Swap 5Y + 1.64%), 4.00%, 01/10/33 144AΔ ^	250,000	228,644
Danone SA
2.59%, 11/02/23 144A	650,000	612,920

	Par	Value
2.95%, 11/02/26 144A	$310,000	$285,519
Unibail-Rodamco SE REIT
(Floating, ICE LIBOR USD 3M + 0.77%), 3.12%, 04/16/19†	1,600,000	1,606,890

		5,960,540

Germany — 0.9%
Deutsche Bank AG
2.50%, 02/13/19Δ	100,000	99,321
2.85%, 05/10/19	1,600,000	1,586,284
4.25%, 10/14/21	1,500,000	1,479,925
KFW
1.13%, 08/06/18	1,800,000	1,798,315
1.50%, 09/09/19	8,750,000	8,642,620

		13,606,465

Hong Kong — 0.0%
AIA Group, Ltd.
3.90%, 04/06/28 144A	200,000	199,987

India — 0.0%
Bharti Airtel, Ltd.
4.38%, 06/10/25 144AΔ	330,000	304,743
Reliance Industries, Ltd.
3.67%, 11/30/27 144AΔ	250,000	230,522

		535,265

Indonesia — 0.2%
Indonesia Government International Bond
4.88%, 05/05/21	770,000	793,291
4.75%, 01/08/26 144A	250,000	253,919
3.85%, 07/18/27 144A	500,000	475,194
3.50%, 01/11/28	450,000	416,690
5.13%, 01/15/45 144A	200,000	197,023
5.25%, 01/08/47 144A	200,000	200,638
4.35%, 01/11/48	500,000	448,881

		2,785,636

Ireland — 0.4%
AerCap Ireland Capital DAC
5.00%, 10/01/21	150,000	154,677
4.63%, 07/01/22Δ	550,000	561,370
3.30%, 01/23/23	1,625,000	1,563,551
3.50%, 01/15/25	600,000	563,661
GE Capital International Funding Co.
2.34%, 11/15/20	1,723,000	1,684,775
3.37%, 11/15/25Δ	597,000	573,568
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	500,000	492,291
2.40%, 09/23/21	1,000,000	958,097

		6,551,990

Israel — 0.1%
Israel Government AID Bond
5.50%, 09/18/23	1,200,000	1,351,726

See Notes to Financial Statements.

89

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
5.50%, 12/04/23	$200,000	$226,240
5.50%, 04/26/24	500,000	568,549

		2,146,515

Italy — 0.3%
Intesa Sanpaolo SpA
3.13%, 07/14/22 144AΔ	580,000	535,831
3.38%, 01/12/23 144AΔ	1,070,000	984,551
5.02%, 06/26/24 144AΔ	1,310,000	1,190,537
5.71%, 01/15/26 144AΔ	200,000	183,145
3.88%, 07/14/27 144A	1,000,000	864,448
Wind Tre SpA
5.00%, 01/20/26 144A	750,000	598,282

		4,356,794

Jamaica — 0.0%
Digicel, Ltd.
6.75%, 03/01/23 144AΔ	300,000	250,500

Japan — 0.3%
Development Bank of Japan, Inc.
1.63%, 09/01/21 144A	1,300,000	1,240,639
Japan Finance Organization for Municipalities
2.13%, 10/25/23 144A	2,200,000	2,066,582
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	250,000	247,396
3.00%, 02/22/22	180,000	176,807
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	260,000	249,447
4.44%, 04/02/24 144A	350,000	354,206

		4,335,077

Jersey — 0.0%
UBM PLC
5.75%, 11/03/20 144A	230,000	234,671

Jordan — 0.1%
Hashemite Kingdom of Jordan Government AID Bond
2.50%, 10/30/20	1,200,000	1,195,431

Kazakhstan — 0.0%
KazMunayGas National Co. JSC
5.38%, 04/24/30 144A	200,000	201,128

Kenya — 0.0%
Kenya Government International Bond
6.88%, 06/24/24	200,000	197,984
7.25%, 02/28/28 144A	200,000	192,534

		390,518

Kuwait — 0.1%
Kuwait International Government Bond
3.50%, 03/20/27 144A	1,490,000	1,453,227

Luxembourg — 0.0%
Altice Financing SA
6.63%, 02/15/23 144A	350,000	345,800

	Par	Value
ArcelorMittal
6.25%, 02/25/22Δ	$50,000	$53,437
7.00%, 10/15/39	70,000	80,724

		479,961

Mexico — 0.6%
America Movil SAB de CV
6.00%, 06/09/19(M)	3,030,000	149,080
5.00%, 03/30/20	240,000	246,834
Mexican Bonos
8.00%, 06/11/20(M)	5,120,000	259,395
6.50%, 06/10/21(M)	1,415,500	69,071
8.00%, 12/07/23(M)	121,800	6,225
10.00%, 12/05/24(M)	25,130,000	1,422,206
8.50%, 11/18/38(M)	31,478,500	1,722,578
7.75%, 11/13/42(M)	49,885,200	2,533,212
8.00%, 11/07/47(M)	19,952,200	1,041,137
Petroleos Mexicanos
6.38%, 02/04/21	11,000	11,605
5.13%, 03/15/23(E)	110,000	141,085
6.88%, 08/04/26	200,000	210,700
6.50%, 03/13/27	470,000	482,535
6.63%, 06/15/35	19,000	18,644
5.50%, 06/27/44Δ	170,000	143,820
6.38%, 01/23/45	500,000	461,750
6.75%, 09/21/47	290,000	274,166

		9,194,043

Morocco & Antilles — 0.0%
OCP SA
4.50%, 10/22/25 144A	450,000	429,560

Netherlands — 1.1%
ABN AMRO Bank NV
4.75%, 07/28/25 144A	200,000	199,244
Alcoa Nederland Holding BV
7.00%, 09/30/26 144A	200,000	214,000
Cooperatieve Rabobank UA
(Variable, ICE LIBOR USD 3M + 10.87%), 11.00%, 06/30/19 144A ^	487,000	523,525
4.75%, 01/15/20 144A	540,000	553,076
4.63%, 12/01/23Δ	400,000	403,388
4.38%, 08/04/25	920,000	903,357
5.25%, 08/04/45	620,000	649,350
Equate Petrochemical BV
4.25%, 11/03/26 144A	260,000	252,753
ING Bank NV
5.80%, 09/25/23 144A	340,000	360,681
(Variable, USD ICE Swap Rate 5Y + 2.70%), 4.13%, 11/21/23^	600,000	601,886
Myriad International Holdings BV
4.85%, 07/06/27 144A	420,000	412,138
Petrobras Global Finance BV
6.13%, 01/17/22Δ	51,000	51,995
6.25%, 03/17/24	380,000	378,195
5.30%, 01/27/25 144A	2,446,000	2,263,161

See Notes to Financial Statements.

90

	Par	Value
7.38%, 01/17/27	$120,000	$120,150
5.75%, 02/01/29	210,000	184,932
6.85%, 06/05/15p	550,000	464,200
Shell International Finance BV
4.38%, 03/25/20	320,000	328,404
2.88%, 05/10/26Δ	1,210,000	1,151,036
4.55%, 08/12/43Δ	120,000	125,944
4.38%, 05/11/45	230,000	236,286
4.00%, 05/10/46	190,000	184,471
Stichting AK Rabobank Certificaten
6.50%, 03/29/18(E)	700,000	970,881
Syngenta Finance NV
3.70%, 04/24/20 144AΔ	565,000	563,193
3.93%, 04/23/21 144AΔ	2,800,000	2,794,742
4.44%, 04/24/23 144AΔ	1,075,000	1,070,129
5.18%, 04/24/28 144A	200,000	193,531

		16,154,648

Nigeria — 0.0%
Nigeria Government International Bond
6.50%, 11/28/27 144A	200,000	186,573
7.14%, 02/23/30 144A	250,000	236,615

		423,188

Norway — 0.1%
Yara International ASA
4.75%, 06/01/28 144AΔ	1,100,000	1,107,939

Peru — 0.0%
Peruvian Government International Bond
5.63%, 11/18/50Δ	330,000	384,037

Poland — 0.1%
Republic of Poland Government International Bond
4.00%, 01/22/24	1,180,000	1,200,196

Russia — 0.4%
Gazprom OAO Via Gaz Capital SA
7.29%, 08/16/37	100,000	113,034
Russian Federal Bond - OFZ
7.00%, 01/25/23(Q)	34,070,000	535,552
7.00%, 08/16/23(Q)	52,440,000	825,609
7.75%, 09/16/26(Q)	9,710,000	156,799
8.15%, 02/03/27(Q)	63,930,000	1,057,405
7.05%, 01/19/28(Q)	169,471,000	2,610,692

		5,299,091

Saudi Arabia — 0.2%
Saudi Government International Bond
4.00%, 04/17/25 144A	3,000,000	2,989,590
4.63%, 10/04/47 144A	700,000	654,178

		3,643,768

Singapore — 0.0%
ABJA Investment Co., Pte, Ltd.
5.45%, 01/24/28	200,000	169,742

	Par	Value
South Africa — 0.1%
Republic of South Africa Government Bond
8.00%, 01/31/30(S)	$780,000	$51,953
7.00%, 02/28/31(S)	2,020,000	122,425
8.25%, 03/31/32(S)	5,580,000	371,178
8.88%, 02/28/35(S)	720,000	49,666
6.25%, 03/31/36(S)	915,000	48,333
9.00%, 01/31/40(S)	90,000	6,176
6.50%, 02/28/41(S)	390,000	20,288
8.75%, 01/31/44(S)	1,500,000	100,052

		770,071

South Korea — 0.1%
Export-Import Bank of Korea
5.00%, 04/11/22	900,000	943,931

Spain — 0.1%
Banco Santander SA
3.13%, 02/23/23	400,000	379,968
(Floating, ICE LIBOR USD 3M + 1.12%), 3.46%, 04/12/23†	200,000	199,886
3.85%, 04/12/23	400,000	391,619
4.38%, 04/12/28	800,000	766,400
Telefonica Emisiones SA Unipersonal
5.88%, 07/15/19	70,000	72,023
5.21%, 03/08/47	400,000	386,975

		2,196,871

Supranational — 0.7%
African Development Bank
2.63%, 03/22/21	5,530,000	5,509,213
International Bank for Reconstruction & Development
1.63%, 09/04/20	5,210,000	5,096,633

		10,605,846

Sweden — 0.1%
Nordea Bank AB
4.88%, 05/13/21 144A	640,000	658,535
Stadshypotek AB
1.88%, 10/02/19 144A	900,000	889,645
Svenska Handelsbanken AB
3.35%, 05/24/21Δ	250,000	250,468

		1,798,648

Switzerland — 0.7%
Credit Suisse AG
6.50%, 08/08/23 144A	225,000	239,847
Credit Suisse Group AG
4.28%, 01/09/28 144A	1,550,000	1,509,502
(Variable, ICE LIBOR USD 3M + 1.41%), 3.87%, 01/12/29 144A^	1,225,000	1,154,159
Credit Suisse Group Funding Guernsey, Ltd.
3.45%, 04/16/21	800,000	797,516
4.55%, 04/17/26	2,440,000	2,443,781

See Notes to Financial Statements.

91

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
4.88%, 05/15/45	$350,000	$346,735
UBS Group Funding Switzerland AG
3.00%, 04/15/21 144A	1,500,000	1,477,660
2.65%, 02/01/22 144A	300,000	289,165
(Floating, ICE LIBOR USD 3M + 1.53%), 3.89%, 02/01/22 144A†	200,000	205,846
3.49%, 05/23/23 144A	880,000	860,875
4.13%, 09/24/25 144A	440,000	437,331
4.25%, 03/23/28 144A	1,490,000	1,482,035

		11,244,452

Turkey — 0.1%
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A
4.20%, 03/15/27 144A	1,281,329	1,199,645

United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
2.50%, 10/11/22 144A	610,000	585,219
3.13%, 10/11/27 144A	500,000	466,400

		1,051,619

United Kingdom — 2.0%
Anglo American Capital PLC
3.63%, 09/11/24 144AΔ	700,000	663,491
4.00%, 09/11/27 144A	220,000	205,134
Barclays PLC
(Variable, EUR Swap Rate 5Y + 5.88%), 6.50%, 09/15/19(E)^	800,000	963,764
(Variable, USD Swap 5Y + 5.02%), 6.63%, 09/15/19^	200,000	200,591
(Floating, ICE LIBOR USD 3M + 2.11%), 4.46%, 08/10/21†Δ	1,600,000	1,661,294
(Floating, ICE LIBOR USD 3M + 1.38%), 3.71%, 05/16/24†	1,600,000	1,588,050
3.25%, 02/12/27(U)	500,000	645,484
(Variable, ICE LIBOR USD 3M + 1.90%), 4.97%, 05/16/29^	1,060,000	1,052,189
4.95%, 01/10/47	200,000	188,196
BP Capital Markets PLC
3.56%, 11/01/21Δ	30,000	30,307
3.22%, 11/28/23	370,000	363,173
3.81%, 02/10/24	330,000	333,620
3.54%, 11/04/24	60,000	59,587
3.51%, 03/17/25	330,000	327,504
3.12%, 05/04/26	570,000	545,239
Centrica PLC
4.25%, 09/12/44(U)	200,000	302,644
Ensco PLC
8.00%, 01/31/24Δ	79,000	79,790
GlaxoSmithKline Capital PLC
2.85%, 05/08/22Δ	220,000	216,394
5.25%, 12/19/33(U)	100,000	174,320
Hammerson PLC REIT
3.50%, 10/27/25(U)	100,000	137,206
HSBC Bank PLC
4.75%, 01/19/21 144A	200,000	206,513

	Par	Value
HSBC Holdings PLC
3.40%, 03/08/21	$610,000	$610,013
(Floating, ICE LIBOR USD 3M + 0.60%), 2.93%, 05/18/21†	400,000	400,692
(Floating, ICE LIBOR USD 3M + 1.50%), 3.84%, 01/05/22†	400,000	411,932
(Variable, ICE LIBOR USD 3M + 1.06%), 3.26%, 03/13/23^	525,000	514,515
(Variable, USD ICE Swap Rate 5Y + 3.45%), 6.25%, 03/23/23^	540,000	530,550
4.25%, 03/14/24	240,000	239,075
(Floating, ICE LIBOR USD 3M + 1.00%), 3.33%, 05/18/24†Δ	900,000	898,016
4.25%, 08/18/25	220,000	216,321
(Variable, ICE LIBOR USD 3M + 1.55%), 4.04%, 03/13/28^	700,000	680,295
(Variable, USD ICE Swap Rate 5Y + 3.61%), 6.50%, 03/23/28^	540,000	519,075
(Variable, ICE LIBOR USD 3M + 1.53%), 4.58%, 06/19/29^	800,000	808,991
6.50%, 09/15/37	1,000,000	1,169,985
Lloyds Bank PLC
(Variable, ICE LIBOR USD 3M + 11.76%), 12.00%, 12/16/24 144AΔ^	1,200,000	1,473,761
Lloyds Banking Group PLC
2.25%, 10/16/24(U)	400,000	513,424
4.50%, 11/04/24	240,000	237,588
4.38%, 03/22/28	800,000	790,763
(Variable, ICE LIBOR USD 3M + 1.21%), 3.57%, 11/07/28Δ^	200,000	184,886
Nationwide Building Society
(Variable, ICE LIBOR USD 3M + 1.06%), 3.77%, 03/08/24 144AΔ ^	2,000,000	1,960,512
Reckitt Benckiser Group PLC
2.75%, 06/26/24 144A	600,000	567,307
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	180,000	189,618
(Variable, ICE LIBOR USD 3M + 1.48%), 3.50%, 05/15/23Δ^	650,000	630,222
3.88%, 09/12/23	579,000	563,106
6.00%, 12/19/23	110,000	115,565
5.13%, 05/28/24	280,000	282,785
(Variable, ICE LIBOR USD 3M + 1.55%), 4.52%, 06/25/24^	1,980,000	1,983,609
Santander UK Group Holdings PLC
(Variable, ICE LIBOR USD 3M + 1.40%), 3.82%, 11/03/28^	800,000	735,904
Santander UK PLC
2.38%, 03/16/20	160,000	157,613
Severn Trent Utilities Finance PLC
6.25%, 06/07/29(U)	100,000	175,699
Standard Chartered PLC
5.70%, 03/26/44 144AΔ	680,000	712,238
Vodafone Group PLC
3.75%, 01/16/24	1,025,000	1,017,501

See Notes to Financial Statements.

92

	Par	Value
4.38%, 05/30/28	$1,070,000	$1,059,388
5.25%, 05/30/48	580,000	580,574

		30,876,013

Total Foreign Bonds (Cost $175,346,149)		168,299,115

LOAN AGREEMENTS — 1.2%
Air Medical Group Holdings, Inc. 2018 Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%, 1.00% Floor), 5.28%, 04/28/22†	465,293	452,497
American Airlines, Inc. 2017 Class B Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.07%, 12/14/23†	346,500	343,468
American Airlines, Inc. 2018 Replacement Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 3.85%, 06/27/25†	350,000	344,559
American Axle & Manufacturing, Inc. Tranche B Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%, 0.75% Floor), 4.35%, 04/06/24†	66,830	66,680
American Builders & Contractors Supply Co., Inc. Term B-2 Loan
(Floating, ICE LIBOR USD 1M + 2.00%, 0.75% Floor), 4.09%, 10/31/23†	694,724	690,303
Avolon TLB Borrower 1 (US) LLC Term B-3 Loan
(Floating, ICE LIBOR USD 1M + 2.00%, 0.75% Floor), 4.09%, 01/15/25†	944,218	934,351
Beacon Roofing Supply, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%), 4.28%, 01/02/25†	700,245	697,728
Berry Global, Inc. Term Q Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.05%, 10/01/22†	94,081	94,081
(Floating, ICE LIBOR USD 1M + 2.00%), 4.09%, 10/01/22†	145,919	145,919
Berry Global, Inc. Term R Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.05%, 01/19/24†	459,585	458,866
BWay Holding Co. Initial Term Loan
(Floating, ICE LIBOR USD 3M + 3.25%), 5.59%, 04/03/24†	425,700	426,631
Catalent Pharma Solutions, Inc. Dollar Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%, 1.00% Floor), 4.34%, 05/20/24†	363,701	364,041
CenturyLink, Inc. Initial Term B Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 4.84%, 01/31/25†	293,549	287,992
Charter Communications Operating LLC Term B Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.10%, 04/30/25†	985,000	985,224

	Par	Value
Dell International LLC Refinancing Term B Loan
(Floating, ICE LIBOR USD 1M + 2.00%, 0.75% Floor), 4.10%, 09/07/23†	$716,400	$714,065
Delos Finance S.a.r.l. New Loan
(Floating, ICE LIBOR USD 3M + 1.75%), 4.08%, 10/06/23†	700,000	700,875
First Data Corporation 2024A New Dollar Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.09%, 04/26/24†	911,932	907,600
Flying Fortress Holdings LLC New Loan
(Floating, ICE LIBOR USD 3M + 1.75%), 4.08%, 10/30/22†	410,000	411,281
Four Seasons Holdings, Inc. Term Loan 2013
(Floating, ICE LIBOR USD 1M + 2.00%), 4.09%, 11/30/23†	403,850	403,345
HCA, Inc. Tranche B-10 Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.09%, 03/13/25†	114,424	114,911
Hilton Worldwide Finance LLC Series B-2 Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 3.84%, 10/25/23†	607,629	607,977
Jaguar Holding Co. I LLC 2018 Term Loan
(Floating, ICE LIBOR USD 1M + 2.50%, 1.00% Floor), 4.59%, 08/18/22†	694,629	691,301
Michaels Stores, Inc. 2018 New Replacement Term B Loan
(Floating, ICE LIBOR USD 1M + 2.50%, 1.00% Floor), 4.56%, 01/30/23†	255,540	253,879
(Floating, ICE LIBOR USD 1M + 2.50%, 1.00% Floor), 4.59%, 01/30/23†	44,059	43,772
(Floating, ICE LIBOR USD 1M + 2.50%, 1.00% Floor), 4.59%, 01/30/23†	681,201	676,775
MPH Acquisition Holdings LLC Initial Term Loan
(Floating, ICE LIBOR USD 3M + 2.75%, 1.00% Floor), 5.08%, 06/07/23†	648,786	646,302
Numericable U.S. LLC USD TLB Term Loan
(Floating, ICE LIBOR USD 3M + 3.00%), 5.35%, 01/31/26†	513,420	506,040
ON Semiconductor Corporation 2018 New Replacement Term B-3 Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 3.84%, 03/31/23†	80,589	80,645
PetSmart, Inc. Tranche B-2 Loan
(Floating, ICE LIBOR USD 1M + 3.00%, 1.00% Floor), 5.01%, 03/11/22†	982,279	816,028

See Notes to Financial Statements.

93

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Post Holdings, Inc. Series A Incremental Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.10%, 05/24/24†	$128,700	$128,118
Prime Security Services Borrower LLC 2016-2 Refinancing Term B-1 Loan
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor), 4.84%, 05/02/22†	692,705	690,486
Realogy Group LLC Extended 2025 Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%), 4.30%, 02/08/25†	133,277	133,402
Reynolds Group Holdings, Inc. Incremental U.S. Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 4.84%, 02/05/23†	208,413	208,384
RPI Finance Trust Initial Term Loan B-6
(Floating, ICE LIBOR USD 3M + 2.00%), 4.33%, 03/27/23†	679,004	679,489
Sinclair Television Group, Inc. Term Loan B
0.00%, 12/12/24†S	410,000	409,896
Sprint Communications, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.50%, 0.75% Floor), 4.63%, 02/02/24†	457,525	455,667
Trans Union LLC 2017 Replacement Term B-3 Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.09%, 04/10/23†	470,759	470,053
Unitymedia Finance LLC Facility D Loan
(Floating, ICE LIBOR USD 1M + 2.25%), 4.32%, 01/15/26†	250,000	249,063
Univision Communications, Inc. 2017 Replacement Repriced First-Lien Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor), 4.84%, 03/15/24†	981,283	950,092
UPC Financing Partnership Facility AR
(Floating, ICE LIBOR USD 1M + 2.50%), 4.57%, 01/15/26†	560,000	554,610

Total Loan Agreements (Cost $19,142,249)		18,796,396

MORTGAGE-BACKED SECURITIES — 39.4%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A
(Floating, ICE LIBOR USD 1M + 0.88%, 0.88% Floor), 2.95%, 09/15/34 144A †	1,200,000	1,201,862
Aggregator of Loans Backed by Assets PLC, Series 2015-1, Class A
(Floating, ICE LIBOR GBP 1M + 1.25%), 1.75%, 04/24/49(U)†	688,624	915,768

	Par	Value
Alba PLC, Series 2007-1, Class A3
(Floating, ICE LIBOR GBP 3M + 0.17%), 0.80%, 03/17/39(U)†	$788,304	$997,066
Alternative Loan Trust, Series 2006-OA11, Class A1B
(Floating, ICE LIBOR USD 1M + 0.19%, 0.19% Floor), 2.28%, 09/25/46†	454,988	417,637
American Home Mortgage Assets Trust, Series 2006-5, Class A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.92%, 0.92% Floor), 2.48%, 11/25/46†	823,779	458,471
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1
(Floating, ICE LIBOR USD 6M + 1.50%, 1.50% Floor), 4.00%, 09/25/45†	575,913	578,642
Banc of America Funding Trust, Series 2005-D, Class A1
3.91%, 05/25/35†g	680,198	715,381
Banc of America Mortgage Trust, Series 2004-F, Class 1A1
4.40%, 07/25/34†g	54,436	55,815
BANK, Series 2017-BNK9, Class XA
0.96%, 11/15/54† IO g	10,002,670	600,055
BBCCRE Trust, Series 2015-GTP, Class A
3.97%, 08/10/33 144A	1,600,000	1,607,793
BBCCRE Trust, Series 2015-GTP, Class D
4.71%, 08/10/33 144A†g	390,000	367,392
BBCCRE Trust, Series 2015-GTP, Class E
4.71%, 08/10/33 144A †g	1,210,000	1,068,565
BBCMS Trust, Series 2015-STP, Class A
3.32%, 09/10/28 144A	1,304,467	1,305,810
BCAP LLC, Series 2014-RR2, Class 7A1
(Floating, ICE LIBOR USD 1M + 0.20%, 0.20% Floor), 2.16%, 01/26/38 144A†	1,234,537	1,179,510
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2
3.78%, 05/25/35†g	196,876	200,444
Bear Stearns ARM Trust, Series 2002-11, Class 1A1
3.62%, 02/25/33†g	8,875	8,956
Bear Stearns ARM Trust, Series 2004-2, Class 24A
2.37%, 05/25/34	19,471	18,327
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1
3.66%, 01/26/36†g	568,592	508,434
Berica 8 Residential MBS S.r.l., Series 8, Class A
(Floating, Euribor 6M + 0.20%), 0.00%, 03/31/48(E)†	56,431	65,736

See Notes to Financial Statements.

94

	Par	Value
Berica ABS S.r.l., Series 2011-1, Class A1
(Floating, Euribor 3M + 0.30%), 0.00%, 12/31/55(E)†	$216,858	$253,422
BX Trust, Series 2017-IMC, Class F
(Floating, ICE LIBOR USD 1M + 4.25%, 4.25% Floor), 6.32%, 10/15/32 144A†	1,000,000	1,006,875
CD Mortgage Trust, Series 2016-CD2, Class A4
3.53%, 11/10/49	380,000	377,377
CD Mortgage Trust, Series 2017-CD5, Class A4
3.43%, 08/15/50	440,000	430,906
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class A1
(Floating, ICE LIBOR USD 1M + 0.23%, 0.23% Floor), 2.32%, 10/25/35 144A†	163,353	160,731
CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2A2
3.73%, 02/19/34†g	313,210	317,357
CHL Mortgage Pass-Through Trust, Series 2004-HYB5, Class 2A1
3.48%, 04/20/35†g	470,351	468,844
CHT Mortgage Trust, Series 2017-CSMO, Class A
(Floating, ICE LIBOR USD 1M + 0.93%, 0.88% Floor), 3.00%, 11/15/36 144A†	540,000	540,352
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A1A
6.25%, 12/10/49†g	40,562	40,519
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class XA
1.38%, 05/10/47†IOg	1,031,464	54,657
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 02/10/48	650,000	634,372
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class D
3.11%, 04/10/48 144A	420,000	327,682
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4
3.47%, 10/12/50	1,150,000	1,129,517
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4
4.01%, 03/10/51	1,440,000	1,470,193
Cold Storage Trust, Series 2017-ICE3, Class B
(Floating, ICE LIBOR USD 1M + 1.25%, 1.25% Floor), 3.32%,
04/15/36 144A†	460,000	462,014
COMM Mortgage Trust, Series 2013-CR12, Class AM
4.30%, 10/10/46	50,000	51,347
COMM Mortgage Trust, Series 2013-CR12, Class B
4.76%, 10/10/46	40,000	41,323

	Par	Value
COMM Mortgage Trust, Series 2013-CR12, Class C
5.25%, 10/10/46†g	$20,000	$19,848
COMM Mortgage Trust, Series 2013-CR13, Class XA
1.05%, 11/10/46†IOg	1,063,957	31,751
COMM Mortgage Trust, Series 2013-CR6, Class B
3.40%, 03/10/46 144A	390,000	382,197
COMM Mortgage Trust, Series 2014-277P, Class A
3.73%, 08/10/49 144A†g	160,000	160,953
COMM Mortgage Trust, Series 2014-CR19, Class C
4.87%, 08/10/47†g	218,000	216,622
COMM Mortgage Trust, Series 2015-DC1, Class B
4.04%, 02/10/48	100,000	99,232
COMM Mortgage Trust, Series 2015-DC1, Class C
4.50%, 02/10/48†g	80,000	77,611
COMM Mortgage Trust, Series 2015-LC19, Class B
3.83%, 02/10/48	100,000	99,065
COMM Mortgage Trust, Series 2015-LC19, Class C
4.40%, 02/10/48†g	190,000	187,910
Credit Suisse First Boston Mortgage Securities Corporation, Series 2003-AR20, Class 2X
0.00%, 08/25/33 IO	15,119	—
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B
4.04%, 04/15/50	60,000	60,278
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5
4.03%, 04/15/51	610,000	622,397
CSFB Mortgage-Backed Pass-Through Certificates Series, Series 2003-AR18, Class 2X
0.00%, 07/25/33 IO	26,848	—
CSMC Trust, Series 2010-16, Class B9
4.13%, 06/25/50 144A†g	2,202,279	1,780,362
CSMC Trust, Series 2018-J1, Class A2
3.50%, 02/25/48 144A†g	5,750,000	5,624,018
CSMC, Series 2017-TIME, Class A
3.65%, 11/13/39 144A	530,000	517,207
DBJPM Mortgage Trust, Series 2017-C6, Class A5
3.33%, 06/10/50	130,000	126,492
DBUBS Mortgage Trust, Series 2017-BRBK, Class A
3.45%, 10/10/34 144A	1,150,000	1,143,841
Exantas Capital Corporation, Ltd., Series 2018-RSO6, Class A
(Floating, ICE LIBOR USD 1M + 0.83%, 0.83% Floor), 2.79%,
06/15/35 144A†	1,400,000	1,399,999

See Notes to Financial Statements.

95

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Fannie Mae Connecticut Avenue Securities, Series 2016-C04
(Floating, ICE LIBOR USD 1M + 4.25%), 6.34%, 01/25/29†	$200,000	$226,475
Federal Home Loan Mortgage Corporation
4.50%, 09/01/18	54	54
8.00%, 08/01/24	905	962
4.00%, 10/01/25	167,210	171,986
5.50%, 02/01/27	30,179	32,286
4.50%, 10/01/29	2,368	2,469
7.50%, 11/01/29	3,570	4,046
7.50%, 12/01/29	3,732	4,217
7.50%, 02/01/31	4,358	4,512
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.23%, 11.36% Cap), 3.36%, 07/01/31†	3,003	3,092
7.50%, 11/01/31	8,089	8,108
(Floating, ICE LIBOR USD 1Y + 1.98%, 10.46% Cap), 4.35%, 04/01/32†	1,517	1,579
3.50%, 08/01/33	701,546	706,733
5.00%, 08/01/33	4,526	4,816
5.00%, 09/01/33	907	965
5.00%, 10/01/33	2,801	2,979
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.35%, 9.31% Cap), 4.17%, 03/01/34†	1,314	1,392
5.00%, 12/01/34	78,170	83,193
5.50%, 05/01/35	248,807	270,036
5.00%, 07/01/35	4,036	4,307
5.00%, 11/01/35	117,256	124,820
5.50%, 11/01/35	25,861	28,041
5.00%, 12/01/35	11,050	11,861
5.50%, 01/01/36	15,232	16,537
6.00%, 02/01/36	197,616	216,011
5.00%, 02/01/37	9,820	10,435
5.50%, 07/01/37	31,864	34,693
5.50%, 04/01/38	7,517	8,136
7.00%, 02/01/39	100,648	113,236
7.00%, 03/01/39	18,233	20,092
5.50%, 04/01/39	215,926	233,141
4.50%, 06/01/39	91,664	96,163
6.50%, 09/01/39	36,597	40,773
5.50%, 08/01/40	163,994	177,522
4.00%, 02/01/41	66,300	68,175
5.00%, 06/01/41	3,080	3,290
3.50%, 10/01/42	123,537	123,605
4.00%, 10/01/42	54,684	56,262
3.50%, 11/01/42	266,768	266,914
3.50%, 12/01/42	69,435	69,473
3.50%, 01/01/43	415,708	415,934
3.50%, 02/01/43	285,859	286,015
3.50%, 03/01/43	692,511	692,888
4.00%, 04/01/43	129,481	133,191
3.50%, 05/01/43	464,094	465,642
4.00%, 05/01/43	60,321	62,340

	Par	Value
4.00%, 06/01/43	$66,271	$68,490
4.00%, 07/01/43	230,716	238,144
4.00%, 08/01/43	128,034	131,694
4.50%, 12/01/43	870,168	917,001
3.50%, 02/01/44	68,090	68,127
4.50%, 02/01/44	701,606	739,631
4.50%, 03/01/44	202,689	213,535
3.50%, 03/01/45	733,125	733,524
4.00%, 12/01/45	525,728	538,255
4.00%, 09/01/46	1,664,495	1,704,269
4.50%, 01/01/47	1,034,122	1,077,245
4.00%, 07/01/47	802,682	820,430
4.00%, 08/01/47	185,487	189,838
4.00%, 04/01/48	296,798	303,029
4.00%, 05/01/48	1,877,100	1,916,504
3.00%, 07/18/48 TBA	1,400,000	1,355,134
3.50%, 07/18/48 TBA	2,000,000	1,989,658
4.00%, 07/18/48 TBA	6,400,000	6,523,834
4.00%, 08/01/48	1,200,000	1,223,472
Federal Home Loan Mortgage Corporation Reference REMIC, Series R007
6.00%, 05/15/36	182,787	201,500
Federal Home Loan Mortgage Corporation REMIC, Series 3325
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor), 2.57%, 06/15/37†	130,421	131,294
Federal Home Loan Mortgage Corporation REMIC, Series 3621
(Floating, ICE LIBOR USD 1M + 6.23%, 6.23% Cap), 4.16%, 01/15/40† IO	258,302	34,100
Federal Home Loan Mortgage Corporation REMIC, Series 3947
(Floating, ICE LIBOR USD 1M + 5.95%, 5.95% Cap), 3.88%, 10/15/41† IO	167,336	24,431
Federal Home Loan Mortgage Corporation REMIC, Series 3973
(Floating, ICE LIBOR USD 1M + 6.49%, 6.49% Cap), 4.42%, 12/15/41† IO	310,600	55,852
Federal Home Loan Mortgage Corporation REMIC, Series 4099
(Floating, ICE LIBOR USD 1M + 6.00%, 6.00% Cap), 3.93%, 08/15/42† IO	252,575	42,922
Federal Home Loan Mortgage Corporation REMIC, Series 4194
3.50%, 04/15/43 IO	934,427	152,351
Federal Home Loan Mortgage Corporation REMIC, Series 4210
3.00%, 05/15/43	342,113	313,585
Federal Home Loan Mortgage Corporation REMIC, Series 4239
3.50%, 06/15/27 IO	354,345	33,759
Federal Home Loan Mortgage Corporation REMIC, Series 4298
4.00%, 04/15/43 IO	298,693	41,472

See Notes to Financial Statements.

96

	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 4310
(Floating, ICE LIBOR USD 1M + 5.95%, 5.95% Cap), 3.88%, 02/15/44† IO	$123,801	$18,202
Federal Home Loan Mortgage Corporation REMIC, Series 4335
(Floating, ICE LIBOR USD 1M + 6.00%, 6.00% Cap), 3.93%, 05/15/44† IO	130,577	20,141
Federal Home Loan Mortgage Corporation REMIC, Series 4415
1.40%, 04/15/41† IOg	210,154	9,925
Federal Home Loan Mortgage Corporation REMIC, Series 4638
(Floating, ICE LIBOR USD 1M + 0.44%, 9999.00% Cap), 2.35%, 07/15/40†	516,145	515,347
Federal Home Loan Mortgage Corporation REMIC, Series 4793
3.00%, 05/15/48	1,485,867	1,442,585
3.00%, 06/15/48	1,095,060	1,063,940
Federal Home Loan Mortgage Corporation STRIP, Series 353
(Floating, ICE LIBOR USD 1M + 6.00%, 6.00% Cap), 3.93%, 12/15/46Ω†IO	438,793	76,524
Federal National Mortgage Association
9.50%, 05/01/22	117	118
(Floating, COF 11th District San Francisco + 1.25%, 12.75% Cap), 2.03%, 07/01/22†	1,819	1,807
5.50%, 09/01/23	27,426	28,443
5.00%, 10/01/23	81,743	86,666
5.50%, 10/01/23	6,269	6,506
5.00%, 11/01/23	69,493	73,677
9.50%, 07/01/24	155	161
5.00%, 03/01/25	78,862	83,611
2.81%, 04/01/25	50,000	48,657
5.50%, 05/01/25	23,536	23,912
(Floating, COF 11th District San Francisco + 1.25%, 12.05% Cap), 2.06%, 07/01/27†	9,627	9,529
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%, 11.86% Cap), 3.75%, 08/01/27†	15,684	16,307
(Floating, COF 11th District San Francisco + 1.25%, 10.61% Cap), 2.06%, 11/01/27 CONV†	10,484	10,418
2.84%, 01/01/28	820,000	777,745
3.08%, 01/01/28	140,000	136,068
3.15%, 03/01/28	150,000	146,483
5.00%, 03/01/28	104,080	110,348
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.64%, 12.39% Cap), 3.76%, 02/01/30†	73,489	75,090

	Par	Value
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.38%, 10.65% Cap), 3.51%, 06/01/30 CONV†	$12,257	$12,485
8.00%, 10/01/30	10,535	12,205
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.51%, 12.62% Cap), 3.76%, 12/01/30 CONV†	3,613	3,667
(Floating, COF 11th District San Francisco + 1.25%, 10.55% Cap), 2.06%, 01/01/31†	5,210	5,138
4.50%, 04/01/31	52,423	54,812
4.50%, 05/01/31	189,513	198,146
4.50%, 06/01/31	56,944	59,546
5.00%, 08/01/31	1,290,413	1,368,124
4.50%, 11/01/31	81,735	85,459
6.00%, 11/01/31	1,990	2,193
4.50%, 12/01/31	133,395	139,491
6.00%, 01/01/32	55,650	60,882
6.00%, 03/01/32	4,321	4,729
6.00%, 04/01/32	111,766	122,366
(Floating, COF 11th District San Francisco + 1.25%, 10.95% Cap), 2.06%, 06/01/32†	6,902	6,803
(Floating, COF 11th District San Francisco + 1.25%, 12.22% Cap), 2.03%, 08/01/32†	7,026	6,926
6.00%, 08/01/32	743	812
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%, 9.75% Cap), 3.88%, 02/01/33†	932	940
5.50%, 04/01/33	20,935	23,210
(Floating, COF 11th District San Francisco + 1.25%, 11.98% Cap), 2.03%, 05/01/33†	18,304	18,065
6.00%, 05/01/33	413	451
5.00%, 07/01/33	24,027	25,742
3.00%, 07/18/33 TBA	800,000	795,366
3.50%, 07/18/33 TBA	8,000,000	8,096,248
5.00%, 08/01/33	2,136	2,292
5.00%, 09/01/33	78,232	83,810
5.50%, 09/01/33	1,185	1,292
5.50%, 12/01/33	5,125	5,589
6.00%, 12/01/33	208	227
5.50%, 02/01/34	1,391	1,516
5.50%, 04/01/34	283	309
3.50%, 05/01/34	163,167	165,662
5.50%, 08/01/34	2,314	2,532
5.50%, 10/01/34	103	113
6.00%, 10/01/34	27,311	29,868
(Floating, ICE LIBOR USD 1Y + 1.60%, 9.80% Cap), 3.35%, 12/01/34†	34,279	36,123
5.50%, 12/01/34	9,125	9,937
6.00%, 05/01/35	455,062	501,659
5.50%, 07/01/35	126	136
6.00%, 07/01/35	96,878	106,217

See Notes to Financial Statements.

97

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
5.50%, 08/01/35	$209	$229
5.50%, 09/01/35	60,241	64,632
5.00%, 10/01/35	81,263	87,081
6.00%, 10/01/35	23,094	25,367
(Floating, COF 11th District San Francisco + 1.25%, 10.54% Cap), 2.06%, 11/01/35†	3,678	3,680
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.97%, 8.98% Cap), 3.43%, 11/01/35†	42,594	44,388
6.00%, 11/01/35	355,913	390,507
5.50%, 12/01/35	941	1,029
6.00%, 12/01/35	4,250	4,687
6.00%, 02/01/36	1,859	2,052
6.00%, 03/01/36	864	944
5.50%, 04/01/36	5,203	5,419
6.00%, 04/01/36	3,416	3,770
(Floating, COF 11th District San Francisco + 1.25%, 3.52% Floor), 3.97%, 05/01/36†	37,505	39,293
5.50%, 11/01/36	67,629	73,344
6.00%, 01/01/37	108,939	119,136
5.50%, 02/01/37	111	121
6.00%, 02/01/37	271,930	299,802
5.50%, 03/01/37	4,144	4,496
6.00%, 03/01/37	15,619	17,235
5.50%, 04/01/37	177	190
5.50%, 06/01/37	42	46
6.00%, 07/01/37	595,561	656,895
5.50%, 08/01/37	198,536	215,443
6.00%, 08/01/37	22,443	24,544
6.00%, 09/01/37	92,648	101,992
6.50%, 10/01/37	52,344	57,751
7.00%, 10/01/37	1,357	1,435
7.00%, 11/01/37	5,083	5,508
(Floating, COF 11th District San Francisco + 1.25%, 10.65% Cap), 2.06%, 12/01/37†	24,722	24,355
6.00%, 12/01/37	151,083	165,452
7.00%, 12/01/37	3,370	3,840
(Floating, COF 11th District San Francisco + 1.25%, 10.52% Cap), 2.06%, 01/01/38†	15,596	15,456
6.00%, 01/01/38	142,133	156,552
5.50%, 02/01/38	2,371	2,575
7.00%, 02/01/38	1,770	1,916
4.50%, 03/01/38	5,006	5,258
5.50%, 03/01/38	329	359
6.00%, 03/01/38	776	848
4.50%, 04/01/38	79,350	83,493
5.00%, 04/01/38	81,673	86,849
5.50%, 05/01/38	112	120
6.00%, 05/01/38	17,486	19,128
5.00%, 06/01/38	86,572	91,997
5.50%, 06/01/38	152	163
5.50%, 07/01/38	47,319	51,583
5.50%, 08/01/38	48,058	52,383
5.50%, 09/01/38	216	234
6.00%, 11/01/38	21,672	23,873

	Par	Value
7.00%, 11/01/38	$17,902	$20,192
5.50%, 12/01/38	85	92
6.00%, 12/01/38	25,941	28,628
7.00%, 02/01/39	7,921	8,813
7.00%, 03/01/39	69,755	77,478
6.00%, 09/01/39	14,936	16,447
6.00%, 12/01/39	278,427	306,856
5.00%, 05/01/40	171,342	183,746
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 9.69% Cap), 2.86%, 06/01/40†	32,390	33,370
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 10.66% Cap), 2.86%, 10/01/40†	5,403	5,504
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 10.52% Cap), 2.86%, 10/01/40†	102,282	102,353
(Floating, COF 11th District San Francisco + 1.25%, 10.25% Cap), 2.06%, 11/01/40†	13,984	13,810
4.50%, 04/01/41	103,397	108,816
6.00%, 05/01/41	563,768	621,945
4.50%, 08/01/41	63,216	66,405
4.50%, 11/01/41	323,711	340,346
4.00%, 06/01/42	54,597	56,135
3.50%, 09/01/42	57,365	57,355
2.50%, 10/01/42	400,490	377,019
4.00%, 10/01/42	230,753	236,872
2.50%, 11/01/42	23,648	22,265
4.00%, 11/01/42	1,859,100	1,915,239
2.50%, 12/01/42	18,018	16,962
3.00%, 12/01/42	17,887	17,487
4.00%, 12/01/42	128,928	132,480
2.50%, 01/01/43	17,084	16,083
3.00%, 01/01/43	325,431	317,961
3.50%, 01/01/43	1,763,723	1,761,262
2.50%, 02/01/43	19,983	18,812
2.50%, 03/01/43	1,508,080	1,419,671
3.00%, 03/01/43	207,846	203,197
2.50%, 04/01/43	1,257,353	1,183,642
3.00%, 04/01/43	312,097	305,172
4.00%, 04/01/43	59,575	61,463
2.50%, 05/01/43	29,065	27,363
3.00%, 05/01/43	197,755	193,353
2.50%, 06/01/43	27,328	25,726
3.00%, 06/01/43	62,051	60,769
4.00%, 06/01/43	550,147	566,566
3.00%, 07/01/43	536,868	524,727
4.00%, 07/01/43	558,750	575,063
2.50%, 08/01/43	850,105	799,196
4.00%, 08/01/43	191,537	196,591
4.50%, 09/01/43	595,614	625,479
2.50%, 10/01/43	39,473	37,079
4.50%, 10/01/43	201,440	211,237
4.50%, 11/01/43	136,068	142,713
4.50%, 12/01/43	192,755	202,123
4.50%, 01/01/44	122,402	128,360
4.50%, 02/01/44	841,046	881,120

See Notes to Financial Statements.

98

	Par	Value
4.50%, 07/01/44	$112,787	$118,698
4.50%, 10/01/44	474,641	499,079
4.00%, 01/01/45	179,876	185,069
4.50%, 02/01/45	1,144,308	1,210,315
4.50%, 04/01/45	671,826	709,741
4.50%, 05/01/45	76,919	81,145
3.50%, 06/01/45	697,544	696,569
4.50%, 06/01/45	895,101	937,551
3.00%, 11/01/45	1,577,513	1,531,869
3.50%, 12/01/45	1,996,440	1,993,812
3.50%, 01/01/46	476,508	476,367
3.00%, 11/01/46	3,079,959	2,991,745
4.50%, 11/01/46	877,425	914,761
5.00%, 11/01/46	1,180,312	1,260,641
4.50%, 03/01/47	1,097,175	1,147,959
4.00%, 04/01/47	800,864	819,815
4.50%, 04/01/47	37,576	39,215
4.00%, 05/01/47	184,057	188,148
4.50%, 05/01/47	926,615	965,986
5.00%, 05/01/47	48,342	51,322
4.50%, 06/01/47	811,574	846,057
4.50%, 07/01/47	158,173	164,899
4.00%, 08/01/47	1,669,355	1,704,856
5.00%, 08/01/47	817,059	866,264
4.50%, 10/01/47	981,242	1,027,779
4.50%, 11/01/47	109,907	114,743
4.50%, 12/01/47	162,033	169,192
5.00%, 12/01/47	77,789	82,534
4.50%, 01/01/48	3,093,188	3,230,724
5.00%, 02/01/48	66,020	71,126
3.50%, 03/01/48	17,459,986	17,402,892
4.50%, 03/01/48	168,121	175,215
5.00%, 03/01/48	1,358,387	1,447,404
4.00%, 04/01/48	5,965,298	6,092,764
4.50%, 04/01/48	992,941	1,036,228
5.00%, 04/01/48	1,787,472	1,896,584
5.00%, 05/01/48	1,172,323	1,243,564
4.50%, 06/01/48	2,490,677	2,599,243
3.00%, 07/18/48 TBA	2,720,000	2,635,106
3.50%, 07/18/48 TBA	6,000,000	5,972,244
4.00%, 07/18/48 TBA	7,600,000	7,748,808
4.50%, 07/18/48 TBA	26,200,000	27,285,073
5.00%, 07/18/48 TBA	7,700,000	8,157,896
3.00%, 08/18/48 TBA	15,000,000	14,517,773
3.50%, 08/18/48 TBA	141,140,000	140,310,661
4.00%, 08/18/48 TBA	4,500,000	4,581,605
4.50%, 08/18/48 TBA	30,400,000	31,602,016
4.00%, 02/01/56	602,922	619,671
4.50%, 04/01/56	942,428	992,454
5.50%, 09/01/56	902,764	982,072
4.00%, 01/01/57	357,524	367,459
3.50%, 03/01/57	2,716,213	2,698,995
4.00%, 06/01/57	666,624	683,093
4.50%, 09/01/57	1,079,721	1,130,238

	Par	Value
Federal National Mortgage Association ACES Series 2015-M1
0.65%, 09/25/24† IO g	$3,881,452	$111,382
Federal National Mortgage Association ACES, Series 2016-M11
2.94%, 07/25/39	279,127	270,927
Federal National Mortgage Association ACES, Series 2017-M15
3.20%, 11/25/27†g	340,000	330,501
Federal National Mortgage Association ACES, Series 2018-M2
3.00%, 01/25/28†g	860,000	826,057
Federal National Mortgage Association Interest STRIP, Series 409
3.00%, 04/25/27Ω IO	293,126	25,119
4.50%, 11/25/39Ω IO	48,434	10,753
3.50%, 11/25/41Ω IO	184,452	36,107
4.00%, 11/25/41Ω IO	227,922	48,275
4.00%, 04/25/42Ω IO	425,234	83,785
Federal National Mortgage Association REMIC, Series 1991-137
868.32%, 10/25/21 IO	29	312
Federal National Mortgage Association REMIC, Series 1991-97
1,009.30%, 08/25/21 IO	17	193
Federal National Mortgage Association REMIC, Series 2000-32
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor), 2.54%, 10/18/30†	7,985	8,014
Federal National Mortgage Association REMIC, Series 2005-29
5.50%, 04/25/35	382,098	423,934
Federal National Mortgage Association REMIC, Series 2007-24
(Floating, ICE LIBOR USD 1M + 6.75%, 6.75% Cap), 4.66%, 03/25/37† IO	562,981	84,409
Federal National Mortgage Association REMIC, Series 2011-52
5.00%, 06/25/41	339,810	362,845
Federal National Mortgage Association REMIC, Series 2011-59
5.50%, 07/25/41	1,033,785	1,124,939

See Notes to Financial Statements.

99

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Federal National Mortgage Association REMIC, Series 2011-87
(Floating, ICE LIBOR USD 1M + 0.55%, 0.55% Floor), 2.64%, 09/25/41†	$1,454,770	$1,465,916
Federal National Mortgage Association REMIC, Series 2011-96
(Floating, ICE LIBOR USD 1M + 6.55%, 6.55% Cap), 4.46%, 10/25/41† IO	433,607	58,553
Federal National Mortgage Association REMIC, Series 2012-101
4.00%, 09/25/27 IO	184,819	16,891
Federal National Mortgage Association REMIC, Series 2012-111
7.00%, 10/25/42	30,287	34,628
Federal National Mortgage Association REMIC, Series 2012-118
3.50%, 12/25/39 IO	272,638	29,002
Federal National Mortgage Association REMIC, Series 2012-133
(Floating, ICE LIBOR USD 1M + 6.15%, 6.15% Cap), 4.06%, 12/25/42† IO	145,219	23,500
Federal National Mortgage Association REMIC, Series 2012-153
7.00%, 07/25/42	101,114	114,638
Federal National Mortgage Association REMIC, Series 2012-28
6.50%, 06/25/39	13,481	14,404
Federal National Mortgage Association REMIC, Series 2012-35
(Floating, ICE LIBOR USD 1M + 6.50%, 6.50% Cap), 4.41%, 04/25/42† IO	142,567	23,993
Federal National Mortgage Association REMIC, Series 2012-46
6.00%, 05/25/42	148,916	163,033
Federal National Mortgage Association REMIC, Series 2012-70
(Floating, ICE LIBOR USD 1M + 6.65%, 6.65% Cap), 4.56%, 02/25/41† IO	29,450	3,344
Federal National Mortgage Association REMIC, Series 2012-74
(Floating, ICE LIBOR USD 1M + 6.65%, 6.65% Cap), 4.56%, 03/25/42† IO	182,317	22,399

	Par	Value
Federal National Mortgage Association REMIC, Series 2012-75
(Floating, ICE LIBOR USD 1M + 6.60%, 6.60% Cap), 4.51%, 07/25/42† IO	$50,994	$8,654
Federal National Mortgage Association REMIC, Series 2013-124
(Floating, ICE LIBOR USD 1M + 5.95%, 5.95% Cap), 3.86%, 12/25/43† IO	534,155	90,811
Federal National Mortgage Association REMIC, Series 2013-14
4.00%, 03/25/43 IO	216,172	42,431
Federal National Mortgage Association REMIC, Series 2013-17
3.00%, 03/25/28 IO	1,129,547	106,471
Federal National Mortgage Association REMIC, Series 2013-29
4.00%, 04/25/43 IO	607,329	120,555
Federal National Mortgage Association REMIC, Series 2013-54
(Floating, ICE LIBOR USD 1M + 6.15%, 6.15% Cap), 4.06%, 06/25/43† IO	245,208	43,010
Federal National Mortgage Association REMIC, Series 2013-9
5.50%, 04/25/42	623,309	677,352
6.50%, 07/25/42	254,137	286,271
Federal National Mortgage Association REMIC, Series 2014-47
1.44%, 08/25/44†IOg	566,518	31,149
Federal National Mortgage Association REMIC, Series 2015-55
1.24%, 08/25/55†IOg	192,461	9,524
Federal National Mortgage Association REMIC, Series 2015-56
(Floating, ICE LIBOR USD 1M + 6.15%, 6.15% Cap), 4.06%, 08/25/45† IO	72,356	14,030
Federal National Mortgage Association REMIC, Series 2017-76
(Floating, ICE LIBOR USD 1M + 6.10%, 6.10% Cap), 4.01%, 10/25/57† IO	1,036,628	177,309

See Notes to Financial Statements.

100

	Par	Value
Federal National Mortgage Association REMIC, Series 2017-85
(Floating, ICE LIBOR USD 1M + 6.20%, 6.20% Cap), 4.11%, 11/25/47† IO	$347,596	$51,527
FHLMC Multifamily Structured Pass Through Certificates, Series K072
3.44%, 12/25/27	570,000	571,653
FHLMC Multifamily Structured Pass-Through Certificates, Series K015
1.75%, 07/25/21† IO g	589,248	23,904
FHLMC Multifamily Structured Pass-Through Certificates, Series K016
1.67%, 10/25/21† IO g	194,605	7,918
FHLMC Multifamily Structured Pass-Through Certificates, Series K044
0.88%, 01/25/25† IO g	1,282,505	51,775
FHLMC Multifamily Structured Pass-Through Certificates, Series K068
0.57%, 08/25/27† IO g	2,444,429	83,993
FHLMC Multifamily Structured Pass-Through Certificates, Series K723
1.08%, 08/25/23† IO g	3,296,987	131,870
FHLMC Multifamily Structured Pass-Through Certificates, Series KF11
(Floating, ICE LIBOR USD 1M + 0.65%), 2.65%, 09/25/25†	831,433	834,667
FHLMC Multifamily Structured Pass-Through Certificates, Series KJ17
2.98%, 11/25/25	590,000	581,319
FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA1
(Floating, ICE LIBOR USD 1M + 4.15%), 6.24%, 01/25/25†	350,034	375,960
FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-DNA4
(Floating, ICE LIBOR USD 1M + 3.80%, 3.80% Floor), 5.89%, 03/25/29†	250,000	278,548
FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-HQA2
(Floating, ICE LIBOR USD 1M + 5.15%), 7.24%, 11/25/28†	300,000	357,039
FHLMC Structured Pass-Through Certificates, Series T-61
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 2.84%, 07/25/44†	663,038	667,026
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
4.02%, 06/25/34†g	258,100	257,257

	Par	Value
Flagstar Mortgage Trust, Series 2018-2, Class A4
3.50%, 04/25/48 144A†g	$1,325,647	$1,309,068
FREMF Mortgage Trust, Series 2012-K20, Class X2A
0.20%, 05/25/45 144A IO	5,397,706	33,379
Government National Mortgage Association
7.00%, 01/15/26	2,838	3,001
7.00%, 07/15/27	30,044	33,409
7.00%, 01/15/28	12,361	12,524
7.00%, 03/15/28	41,393	46,102
7.00%, 07/15/28	5,848	6,216
7.50%, 07/15/28	10,618	10,799
6.50%, 08/15/28	2,758	3,044
7.00%, 08/15/28	8,758	9,487
7.50%, 08/15/28	7,391	8,022
6.50%, 09/15/28	5,067	5,610
7.00%, 10/15/28	31,420	32,608
7.50%, 03/15/29	13,025	14,899
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.00% Floor), 3.13%, 11/20/29†	24,061	24,878
8.50%, 08/15/30	578	601
8.50%, 11/20/30	5,674	6,475
6.50%, 08/15/31	32,076	35,603
7.50%, 08/15/31	8,947	9,822
6.50%, 10/15/31	53,896	59,775
6.00%, 11/15/31	105,344	116,158
6.50%, 11/15/31	69,823	77,028
6.00%, 12/15/31	22,235	24,514
6.00%, 01/15/32	77,336	84,906
6.00%, 02/15/32	102,442	112,056
6.50%, 02/15/32	91,483	100,939
6.00%, 04/15/32	40,675	44,493
7.50%, 04/15/32	38,853	39,514
6.50%, 06/15/32	56,132	61,951
6.50%, 08/15/32	124,302	137,164
6.50%, 09/15/32	100,649	112,160
6.00%, 10/15/32	80,611	89,214
5.50%, 11/15/32	10,836	11,726
6.00%, 11/15/32	62,681	68,730
6.00%, 12/15/32	28,546	31,359
6.50%, 12/15/32	8,926	9,851
5.50%, 01/15/33	6,367	6,879
6.00%, 01/15/33	30,858	34,258
5.50%, 02/15/33	16,203	17,708
6.00%, 02/15/33	28,668	31,702
5.50%, 03/15/33	16,193	17,693
6.50%, 04/15/33	182,865	207,814
6.00%, 06/15/33	19,051	20,839
5.50%, 07/15/33	16,508	17,987
5.50%, 08/15/33	7,705	8,372
5.50%, 09/15/33	5,071	5,499
6.00%, 10/15/33	36,968	40,437
6.50%, 10/15/33	81,299	89,712

See Notes to Financial Statements.

101

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
6.00%, 12/15/33	$77,104	$84,340
5.50%, 04/15/34	11,004	12,002
5.50%, 05/15/34	2,686	2,896
6.50%, 08/15/34	148,582	165,034
5.50%, 09/15/34	71,474	78,079
5.50%, 12/15/34	70,055	76,577
5.50%, 01/15/35	51,095	55,640
6.00%, 09/20/38	171,025	187,990
5.00%, 07/20/40	14,574	15,687
5.00%, 09/20/40	63,186	67,689
4.00%, 10/20/40	8,193	8,476
6.00%, 10/20/40	25,438	27,946
6.00%, 01/20/41	22,539	24,903
4.50%, 04/20/41	283,605	298,199
4.00%, 08/20/43	483,001	499,085
4.00%, 10/20/43	1,588,060	1,645,613
3.00%, 01/15/45	4,004,477	3,922,820
3.00%, 02/15/45	161,699	158,762
3.50%, 04/15/45	882,648	885,731
4.00%, 05/20/45	44,821	46,404
4.00%, 08/20/45	898,539	928,430
4.00%, 09/20/45	315,247	325,735
4.00%, 10/20/45	383,439	396,201
3.50%, 09/20/46	2,937,627	2,959,813
4.00%, 06/20/47	926,200	951,863
4.00%, 07/20/47	917,934	945,394
4.00%, 08/20/47	2,036,810	2,090,386
3.00%, 09/20/47	1,431,770	1,402,501
3.50%, 10/20/47	1,165,494	1,171,945
3.00%, 11/20/47	2,922,080	2,861,591
3.50%, 11/20/47	97,295	97,788
5.00%, 11/20/47	100,000	105,111
4.50%, 12/20/47	299,971	312,141
5.00%, 12/20/47	399,991	420,115
4.50%, 01/20/48	5,000,003	5,202,785
3.50%, 02/20/48	1,099,999	1,105,573
4.50%, 05/20/48	997,884	1,038,041
5.00%, 05/20/48	798,190	839,515
4.00%, 06/20/48	300,001	307,939
5.00%, 06/20/48	1,197,538	1,259,540
3.00%, 07/18/48 TBA	5,300,000	5,185,615
3.50%, 07/18/48 TBA	1,200,000	1,204,711
4.00%, 07/18/48 TBA	9,400,000	9,635,000
4.50%, 07/18/48 TBA	29,040,000	30,188,242
5.00%, 07/18/48 TBA	1,600,000	1,679,960
4.00%, 08/18/48 TBA	10,000,000	10,235,160
Government National Mortgage Association, Series 2007-30
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor), 2.38%, 05/20/37†	132,178	131,823
Government National Mortgage Association, Series 2007-51
(Floating, ICE LIBOR USD 1M + 6.58%, 6.58% Cap), 4.50%, 08/20/37† IO	1,185,681	162,774

	Par	Value
Government National Mortgage Association, Series 2010-31
(Floating, ICE LIBOR USD 1M + 6.50%, 6.50% Cap), 4.42%, 03/20/39† IO	$21,667	$917
Government National Mortgage Association, Series 2010-85
(Floating, ICE LIBOR USD 1M + 6.65%, 6.65% Cap), 4.57%, 01/20/40† IO	44,958	4,262
Government National Mortgage Association, Series 2010-H28
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor), 2.32%, 12/20/60†	264,138	264,346
Government National Mortgage Association, Series 2011-H08
(Floating, ICE LIBOR USD 1M + 0.48%, 0.48% Floor), 2.40%, 03/20/61†	355,827	356,800
Government National Mortgage Association, Series 2011-H09
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor), 2.42%, 03/20/61†	248,058	248,854
Government National Mortgage Association, Series 2012-144
0.47%, 01/16/53† IO g	8,126,442	243,119
Government National Mortgage Association, Series 2012-34
(Floating, ICE LIBOR USD 1M + 6.05%, 6.05% Cap), 3.97%, 03/20/42† IO	43,642	6,064
Government National Mortgage Association, Series 2012-66
3.50%, 02/20/38 IO	167,171	13,472
Government National Mortgage Association, Series 2012-H27
(Variable, ICE LIBOR USD 1M + 0.00%), 1.75%, 10/20/62† IO	827,823	47,433
Government National Mortgage Association, Series 2012-H30
(Floating, ICE LIBOR USD 1M + 0.35%, 0.35% Floor), 2.27%, 12/20/62†	1,202,445	1,201,848
Government National Mortgage Association, Series 2013-113
(Floating, ICE LIBOR USD 1M + 6.70%, 6.70% Cap), 4.61%, 08/16/43† IO	153,444	24,241
Government National Mortgage Association, Series 2013-53
3.50%, 04/20/43 IO	138,679	20,638
Government National Mortgage Association, Series 2014-117
(Floating, ICE LIBOR USD 1M + 5.60%, 5.60% Cap), 3.52%, 08/20/44† IO	47,469	6,270

See Notes to Financial Statements.

102

	Par	Value
Government National Mortgage Association, Series 2014-118
(Floating, ICE LIBOR USD 1M + 6.20%, 6.20% Cap), 4.12%, 08/20/44† IO	$252,479	$45,139
Government National Mortgage Association, Series 2014-135
0.83%, 01/16/56† IO g	6,475,043	348,807
Government National Mortgage Association, Series 2014-93
0.77%, 11/16/55† IO g	3,153,497	141,688
Government National Mortgage Association, Series 2015-167
4.00%, 04/16/45 IO	133,168	26,037
Government National Mortgage Association, Series 2015-H11
(Floating, ICE LIBOR USD 1M + 0.55%, 0.55% Floor), 2.47%, 05/20/65†	2,576,412	2,586,036
Government National Mortgage Association, Series 2015-H14
(Floating, ICE LIBOR USD 1M + 0.43%, 0.43% Floor), 2.35%, 05/20/65†	2,591,880	2,596,495
(Floating, ICE LIBOR USD 1M + 0.57%, 0.57% Floor), 2.49%, 06/20/65†	4,187,082	4,205,438
Government National Mortgage Association, Series 2015-H15
(Floating, ICE LIBOR USD 1M + 0.58%, 0.58% Floor), 2.50%, 06/20/65†	1,582,428	1,590,704
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 2.52%, 06/20/65†	3,944,162	3,966,876
Government National Mortgage Association, Series 2015-H16
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 2.52%, 07/20/65†	4,043,573	4,067,446
Government National Mortgage Association, Series 2015-H17
(Floating, ICE LIBOR USD 1M + 0.46%, 0.46% Floor), 2.34%, 06/20/65†	632,455	634,214
Government National Mortgage Association, Series 2015-H18
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 2.52%, 07/20/65†	597,000	600,433
Government National Mortgage Association, Series 2015-H19
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 2.52%, 08/20/65†	634,022	637,691
Government National Mortgage Association, Series 2015-H22
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 2.52%, 09/20/65†	626,270	630,111

	Par	Value
Government National Mortgage Association, Series 2015-H23
(Floating, ICE LIBOR USD 1M + 0.62%, 0.62% Floor), 2.54%, 09/20/65†	$754,055	$759,144
Government National Mortgage Association, Series 2015-H26
(Floating, ICE LIBOR USD 1M + 0.52%, 0.52% Floor), 2.44%, 10/20/65†	1,429,012	1,439,135
Government National Mortgage Association, Series 2015-H30
(Floating, ICE LIBOR USD 1M + 0.68%, 0.68% Floor), 2.60%, 08/20/61†	272,322	272,992
Government National Mortgage Association, Series 2016-152
0.98%, 08/15/58† IO g	5,788,524	449,004
Government National Mortgage Association, Series 2017-190
0.69%, 03/16/60† IO g	7,384,088	453,981
Government National Mortgage Association, Series 2017-H15
(Variable, ICE LIBOR USD 1Y + 0.00%), 2.17%, 07/20/67† IO	603,540	93,930
(Floating, ICE LIBOR USD 1Y + 0.80%, 0.80% Floor), 2.53%, 07/20/67†	1,912,269	1,982,267
Government National Mortgage Association, Series 2017-H18
(Variable, ICE LIBOR USD 1Y + 0.00%), 1.64%, 09/20/67† IO	4,650,021	487,637
Government National Mortgage Association, Series 2017-H20
(Variable, ICE LIBOR USD 1Y + 0.00%), 1.97%, 10/20/67† IO	200,723	25,773
Government National Mortgage Association, Series 2017-H22
(Variable, ICE LIBOR USD 1Y + 0.00%), 2.37%, 11/20/67† IO	1,743,643	232,122
Government National Mortgage Association, Series 2018-H07
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor), 2.22%, 05/20/68†	1,191,901	1,189,516
GPMT, Ltd., Series 2018-FL1, Class A
(Floating, ICE LIBOR USD 1M + 0.90%, 0.90% Floor), 2.99%, 11/21/35 144A†	2,200,000	2,199,177
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor), 2.27%, 01/25/37†	552,947	521,895
GS Mortgage Securities Corporation II, Series 2015-GC30, Class AS
3.78%, 05/10/50	370,000	370,227

See Notes to Financial Statements.

103

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SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
GS Mortgage Securities Corporation II, Series 2015-GC30, Class D
3.38%, 05/10/50	$490,000	$397,068
GS Mortgage Securities Corporation II, Series 2018-SRP5, Class A
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 3.28%, 09/15/31 144A†	1,530,000	1,533,934
GS Mortgage Securities Trust, Series 2007-GG10, Class AM
5.98%, 08/10/45†g	97,666	99,756
GS Mortgage Securities Trust, Series 2013-GC16, Class B
5.16%, 11/10/46	130,000	138,314
GS Mortgage Securities Trust, Series 2015-GC28, Class C
4.47%, 02/10/48†g	290,000	280,422
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
3.68%, 09/25/35† g	642,455	656,861
Harben Finance PLC, Series 2017-1X, Class A
(Floating, ICE LIBOR GBP 3M + 0.80%), 1.42%, 08/20/56(U)†	645,659	855,746
Impac CMB Trust, Series 2004-8, Class 1A
(Floating, ICE LIBOR USD 1M + 0.72%, 0.36% Floor), 2.81%, 10/25/34†	37,545	37,032
IndyMac ARM Trust, Series 2001-H2, Class A1
2.78%, 01/25/32† g	5,954	5,909
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1
(Floating, ICE LIBOR USD 1M + 0.19%, 0.19% Floor), 2.28%, 09/25/46†	665,044	618,237
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2017-MAUI, Class A
(Floating, ICE LIBOR USD 1M + 0.83%, 0.83% Floor), 2.88%, 07/15/34 144A†	4,000,000	4,004,044
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.52%, 0.26% Floor), 2.61%, 01/25/36†	136,006	135,061
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class D
5.31%, 05/15/45†g	280,000	274,401
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
3.98%, 02/25/35†g	50,888	50,787
JP Morgan Mortgage Trust, Series 2018-3, Class A1
3.50%, 09/25/48 144A†g	2,961,850	2,934,269
JP Morgan Mortgage Trust, Series 2018-4, Class A1
3.50%, 10/25/48 144A†g	1,164,431	1,154,283

	Par	Value
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class C
5.25%, 11/15/45†g	$90,000	$93,459
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B
5.04%, 01/15/47†g	50,000	52,261
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class ASB
3.41%, 11/15/47	840,000	843,490
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A5
3.82%, 07/15/48	880,000	892,666
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3
3.80%, 08/15/48	1,700,000	1,721,484
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class C
4.77%, 08/15/48†g	710,000	703,423
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class ASB
3.36%, 11/15/48	800,000	799,926
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class D
4.32%, 11/15/48†g	530,000	428,271
Kensington Mortgage Securities PLC, Series 2007-1X, Class A3C
(Floating, ICE LIBOR USD 3M + 0.17%), 2.51%, 06/14/40†	951,345	932,914
LB-UBS Commercial Mortgage Trust, Series 2001-C3, Class X
0.23%, 06/15/36 144A IO	14,305	1
London Wall Mortgage Capital PLC, Series 2017-FL1, Class A
(Floating, ICE LIBOR GBP 3M + 0.85%), 1.49%, 11/15/49(U)†	1,680,020	2,219,961
Ludgate Funding PLC, Series 2007-1, Class A2A
(Floating, ICE LIBOR GBP 3M + 0.16%), 0.83%, 01/01/61(U)†	817,122	1,037,153
Ludgate Funding PLC, Series 2008-W1X, Class A1
(Floating, ICE LIBOR GBP 3M + 0.60%), 1.27%, 01/01/61(U)†	665,130	861,797
Magnolia Finance X, Ltd., Series 2015-3GNA, Class A1
(Floating, ICE LIBOR GBP 3M + 2.48%), 3.24%, 03/12/20(U) 144A†Y†††	990,488	1,274,517
Magnolia Finance X, Ltd., Series 2015-3GNA, Class A2
(Floating, ICE LIBOR GBP 3M + 3.75%), 4.50%, 03/12/20(U) 144A†Y†††	369,005	474,820

See Notes to Financial Statements.

104

	Par	Value
Mansard Mortgages PLC, Series 2007-1X, Class A2
(Floating, ICE LIBOR GBP 3M + 0.18%), 0.97%, 04/15/47(U)†	$798,601	$1,019,914
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7
3.91%, 11/21/34†g	301,319	310,727
MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 4A1
3.80%, 05/25/34†g	110,067	109,900
MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1
3.71%, 11/25/35 144A†g	449,069	372,757
Merrill Lynch Mortgage Investors Trust Series, Series 2005-2, Class 1A
(Floating, ICE LIBOR USD 6M + 1.25%, 1.25% Floor), 3.72%, 10/25/35†	22,006	22,267
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4
3.10%, 05/15/46	300,000	295,704
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS
3.46%, 05/15/46	140,000	137,750
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B
4.00%, 12/15/47	370,000	365,238
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS
3.56%, 04/15/48	480,000	471,918
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A4
3.37%, 10/15/48	1,400,000	1,380,420
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB
3.56%, 12/15/47	800,000	808,376
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class C
4.27%, 09/15/49†g	450,000	437,124
Morgan Stanley Capital I Trust, Series 2014-CPT, Class B
3.56%, 07/13/29 144A†g	800,000	795,451
Morgan Stanley Capital I Trust, Series 2016-UB12, Class A4
3.60%, 12/15/49	380,000	376,920
MortgageIT Trust, Series 2005-4, Class A1
(Floating, ICE LIBOR USD 1M + 0.28%, 0.28% Floor), 2.37%, 10/25/35†	379,052	375,739

	Par	Value
MSCG Trust, Series 2015-ALDR, Class A2
3.58%, 06/07/35 144A†g	$580,000	$566,761
MSCG Trust, Series 2016-SNR, Class C
5.21%, 11/15/34 144A	347,519	346,596
Nomura Resecuritization Trust, Series 2014-7R, Class 2A3
(Floating, ICE LIBOR USD 1M + 0.20%, 0.20% Floor), 2.16%, 12/26/35 144A†	495,154	491,642
OBX Trust, Series 2018-1, Class A2
(Floating, ICE LIBOR USD 1M + 0.65%), 2.74%, 06/25/57 144A†	1,254,147	1,258,777
One Market Plaza Trust, Series 2017-1MKT, Class A
3.61%, 02/10/32 144A	1,020,000	1,019,427
Prime Mortgage Trust, Series 2006-DR1, Class 2A1
5.50%, 05/25/35 144A	2,168,171	1,570,363
Prime Mortgage Trust, Series 2006-DR1, Class 2A2
6.00%, 05/25/35 144A	1,730,298	1,277,282
ResLoC UK PLC, Series 2007-1X, Class A3A
(Floating, Euribor 3M + 0.16%), 0.00%, 12/15/43(E)†	1,157,651	1,307,960
(Floating, ICE LIBOR GBP 3M + 0.16%), 0.79%, 12/15/43(U)†	289,413	369,513
Ripon Mortgages PLC, Series 1X, Class A1
(Floating, ICE LIBOR GBP 3M + 0.80%), 1.42%, 08/20/56(U)†	187,317	248,312
Ripon Mortgages PLC, Series 1X, Class A2
(Floating, ICE LIBOR GBP 3M + 0.80%), 1.42%, 08/20/56(U)†	2,033,722	2,695,925
Rosslyn Portfolio Trust, Series 2017-ROSS, Class A
(Floating, ICE LIBOR USD 1M + 0.95%, 1.94% Floor), 3.02%, 06/15/33 144A†	450,000	450,696
Sequoia Mortgage Trust, Series 2003-4, Class 1A2
(Floating, ICE LIBOR USD 6M + 0.66%, 0.33% Floor), 2.59%, 07/20/33†	79,432	75,411
Sequoia Mortgage Trust, Series 6, Class A
(Floating, ICE LIBOR USD 1M + 0.64%, 0.32% Floor), 2.72%, 04/19/27†	370,395	353,292
Shops at Crystals Trust, Series 2016-CSTL, Class A
3.13%, 07/05/36 144A	340,000	323,965

See Notes to Financial Statements.

105

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Station Place Securitization Trust, Series 2015-2, Class A
(Floating, ICE LIBOR USD 1M + 0.55%, 0.55% Floor), 2.61%, 07/15/19 144A†	$350,000	$350,000
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 2A1
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor), 2.39%, 10/25/35†	733,418	725,160
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, ICE LIBOR USD 1M + 0.25%, 0.25% Floor), 2.33%, 07/19/35†	82,018	80,371
Thornburg Mortgage Securities Trust, Series 2003-4, Class A1
(Floating, ICE LIBOR USD 1M + 0.64%, 0.32% Floor), 2.73%, 09/25/43†	8,731	8,492
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3
3.38%, 04/25/45†g	72,235	72,845
Towd Point Mortgage Funding Vantage1 PLC, Series 2016-V1A, Class A1
(Floating, ICE LIBOR GBP 3M + 1.20%), 1.82%, 02/20/54(U) 144A†	442,304	588,023
TPG Real Estate Finance Issuer, Ltd., Series 2018-FL1, Class A
(Floating, ICE LIBOR USD 1M + 0.75%, 0.75% Floor), 2.82%, 02/15/35 144A†	1,000,000	999,008
Trinity Square PLC, Series 2015-1A, Class A
(Floating, ICE LIBOR GBP 3M + 1.15%), 1.94%, 07/15/51(U) 144A†	262,545	350,624
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class D
4.63%, 12/10/45 144A†g	320,000	284,613
VNDO Mortgage Trust, Series 2012-6AVE, Class A
3.00%, 11/15/30 144A	100,000	98,690
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR19, Class A7
3.43%, 02/25/33†g	4,952	4,940
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 2.96%, 06/25/42†	10,565	10,162
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1B
(Floating, ICE LIBOR USD 1M + 0.78%, 0.39% Floor), 2.87%, 01/25/45†	1,375,817	1,377,300

	Par	Value
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
(Floating, ICE LIBOR USD 1M + 0.29%, 0.29% Floor), 2.38%, 10/25/45†	$1,025,545	$1,028,278
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 1A1A
(Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor), 2.63%, 07/25/45†	662,153	661,799
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
(Floating, ICE LIBOR USD 1M + 0.58%, 0.29% Floor), 2.67%, 07/25/45†	135,253	136,458
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 1A1
3.31%, 02/25/37†g	291,774	270,659
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 2A3
3.43%, 02/25/37†g	186,649	183,132
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA3, Class 2A1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.76%, 0.76% Floor), 2.32%, 04/25/47†	621,139	616,795
Waterfall Commercial Mortgage Trust, Series 2015-SBC5, Class A
4.10%, 09/14/22 144A	219,678	214,427
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1
3.72%, 12/28/37†g	578,620	571,371
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B
4.42%, 07/15/46†g	20,000	20,256
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class XA
1.50%, 08/15/50† IOg	2,851,436	134,803
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class B
3.66%, 05/15/48	350,000	343,477
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A4
3.59%, 12/15/50	1,590,000	1,575,203
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 2A2
3.91%, 03/25/35†g	62,573	64,138
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class XA
1.58%, 06/15/45 144A† IOg	280,033	11,911
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class XA
1.35%, 05/15/45 144A† IOg	2,501,336	121,035

See Notes to Financial Statements.

106

	Par	Value
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class XA
1.27%, 03/15/47† IOg	$992,130	$43,413
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA
1.23%, 08/15/47† IOg	3,450,552	162,171
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class AS
3.93%, 11/15/47	290,000	292,693
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class C
4.29%, 11/15/47	300,000	286,157

Total Mortgage-Backed Securities (Cost $603,196,707)		600,204,945

MUNICIPAL BONDS — 0.6%
Alameda County Joint Powers Authority, Revenue Bond, Series Z
7.05%, 12/01/44	1,780,000	2,564,126
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bond, Series B
8.08%, 02/15/50	600,000	974,313
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	250,000	319,656
Chicago Transit Authority, Revenue Bond, Series A
6.90%, 12/01/40	700,000	912,726
Chicago Transit Authority, Revenue Bond, Series B
6.90%, 12/01/40	300,000	391,169
Northstar Education Finance, Inc.
(Floating, ICE LIBOR USD 3M + 0.10%, 0.10% Floor), 2.46%, 04/28/30†	176,166	175,187
Port Authority of New York & New Jersey, Revenue Bond, Series 192
4.81%, 10/15/65	300,000	338,856
State of California, General Obligation
7.95%, 03/01/36	265,000	285,940
7.55%, 04/01/39	410,000	606,095
State of Illinois, General Obligation
5.10%, 06/01/33	315,000	298,603
6.63%, 02/01/35	495,000	525,309
7.35%, 07/01/35	465,000	519,998
Utah State Board of Regents, Series 2016-1, Class A
(Floating, ICE LIBOR USD 1M + 0.75%, 25.00% Cap), 2.84%, 09/25/56†	1,467,228	1,471,101

Total Municipal Bonds (Cost $8,674,226)		9,383,079

	Number of Contracts	Notional Amount	Value
PURCHASED OPTIONS — 0.2%
Call Options — 0.0%
1 Year Mid Curve, Strike Price $97.12, Expires 12/14/18 (GSC)	152	$36,873,300	$53,200
1 Year Mid Curve, Strike Price $97.37, Expires 12/14/18 (GSC)	148	35,902,950	26,825
10-Year U.S. Treasury Note Future expiration date 8/2018, Strike Price $119.50, Expires 07/27/18 (GSC)	1	120,188	875
10-Year U.S. Treasury Note Future expiration date 8/2018, Strike Price $120.20, Expires 07/27/18 (GSC)	107	12,860,062	45,141
10-Year U.S. Treasury Note Future expiration date 8/2018, Strike Price $120.50, Expires 07/27/18 (GSC)	112	13,461,000	36,751
10-Year U.S. Treasury Note Future expiration date 8/2018, Strike Price $120.70, Expires 07/27/18 (GSC)	38	4,567,125	9,500
10-Year U.S. Treasury Note Future expiration date 8/2018, Strike Price $121.10, Expires 07/27/18 (GSC)	183	21,994,312	34,312
2-Year U.S. Treasury Note Future expiration date 9/2018, Strike Price $107.30, Expires 08/24/18 (GSC)	92	19,486,750	1,438
5-Year U.S. Treasury Note Future expiration date 8/2018, Strike Price $114.00, Expires 07/27/18 (GSC)	94	10,680,016	13,953
5-Year U.S. Treasury Note Future expiration date 9/2018, Strike Price $113.50, Expires 08/24/18 (GSC)	75	8,521,289	36,328

See Notes to Financial Statements.

107

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Notional Amount	Value
5-Year U.S. Treasury Note Future expiration date 9/2018, Strike Price $114.00, Expires 08/24/18 (GSC)	75	$8,521,289	$20,508
Euro vs. U.S. Dollar, Strike Price $1.17, Expires 08/16/18 (CITI)	1	7,870,000	106,457
Long U.S. Treasury Bond Futures expiration date 8/2018, Strike Price $144.50, Expires 07/27/18 (GSC)	19	2,755,000	24,047
Long U.S. Treasury Bond Futures expiration date 8/2018, Strike Price $145.00, Expires 07/27/18 (GSC)	37	5,365,000	37,000
Long U.S. Treasury Bond Futures expiration date 8/2018, Strike Price $145.50, Expires 07/27/18 (GSC)	38	5,510,000	29,688

			476,023

Call Swaptions — 0.1%
Pay 2-year Treasury (Quarterly); Receive 2.00% (Semiannually): Interest Rate Swap Maturing 12/21/2018 USD, Strike Price $2.00, Expires 12/19/18 (GSC)	1	60,000,000	5,152
Pay 2-year Treasury (Quarterly); Receive 2.15% (Semiannually): Interest Rate Swap Maturing 2/4/2021 USD, Strike Price $2.15, Expires 01/31/19 (GSC)	1	72,500,000	18,127
Pay 3-Month LIBOR (Quarterly); Receive 1.65% (Semiannually): Interest Rate Swap Maturing 11/19/2020 USD, Strike Price $1.65, Expires 11/15/18 (MSCS)	1	22,800,000	254

	Number of Contracts	Notional Amount	Value
Pay 3-Month LIBOR (Quarterly); Receive 1.85% (Semiannually): Interest Rate Swap Maturing 11/30/2018 USD, Strike Price $1.85, Expires 11/30/18 (CS)	1	$57,100,000	$4,230
Pay 3-Month LIBOR (Quarterly); Receive 3.04% (Semiannually): Interest Rate Swap Maturing 6/24/2021 USD, Strike Price $3.04, Expires 06/22/20 (MSCS)	1	211,400,000	820,555
Pay 3-Month LIBOR (Quarterly); Receive 3.04% (Semiannually): Interest Rate Swap Maturing 6/24/2021 USD, Strike Price $3.04, Expires 06/22/20 (MSCS)	1	30,200,000	117,222
Purchased Protection on Down Jones CDX.NA.IG30 Index; Receive 1.00% (Quarterly): Credit Default Swap Maturing 6/20/2023 USD, Strike Price $0.63, Expires 08/16/18 (CITI)	1	11,930,000	14,210

			979,750

Put Options — 0.0%
10-Year U.S. Treasury Note Future expiration date 8/2018, Strike Price $120.00, Expires 07/27/18 (GSC)	75	9,014,062	26,954
10-Year U.S. Treasury Note Future expiration date 9/2018, Strike Price $107.00, Expires 08/24/18 (MSCS)	172	20,672,250	172

See Notes to Financial Statements.

108

	Number of Contracts	Notional Amount	Value
10-Year U.S. Treasury Note Future expiration date 9/2018, Strike Price $107.50, Expires 08/24/18 (MSCS)	534	$64,180,125	$534
5-Year U.S. Treasury Note Future expiration date 8/2018, Strike Price $107.50, Expires 07/27/18 (GSC)	720	81,804,375	720
5-Year U.S. Treasury Note Future expiration date 8/2018, Strike Price $109.50, Expires 07/27/18 (GSC)	180	20,451,094	180
5-Year U.S. Treasury Note Future expiration date 9/2018, Strike Price $105.50, Expires 08/24/18 (MSCS)	444	50,446,031	444
5-Year U.S. Treasury Note Future expiration date 9/2018, Strike Price $105.70, Expires 08/24/18 (MSCS)	41	4,658,305	41
5-Year U.S. Treasury Note Future expiration date 9/2018, Strike Price $108.20, Expires 08/24/18 (GSC)	250	28,404,297	1,953
5-Year U.S. Treasury Note Future expiration date 9/2018, Strike Price $108.50, Expires 08/24/18 (GSC)	350	39,766,016	2,734
5-Year U.S. Treasury Note Future expiration date 9/2018,, Strike Price $106.50, Expires 08/24/18 (MSCS)	411	46,696,664	411
Long U.S. Treasury Bond Futures expiration date 8/2018, Strike Price $145.00, Expires 07/27/18 (GSC)	19	2,755,000	19,000

	Number of Contracts	Notional Amount	Value
Mexican Peso vs. U.S. Dollar, Strike Price $19.36, Expires 08/17/18 (CITI)	1	$8,840,000	$80,682

			133,825

Put Swaptions — 0.1%
Pay 2.30% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 10/23/2049 USD, Strike Price $2.30, Expires 10/21/19 (GSC)	1	7,700,000	1,107,440
Pay 2.50% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 11/12/2049 USD, Strike Price $2.50, Expires 11/07/19 (DEUT)	1	3,100,000	349,344
Pay 2.91% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 8/22/2048 USD, Strike Price $2.91, Expires 08/20/18 (MSCS)	1	1,100,000	20,424
Pay 2.91% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 8/22/2048 USD, Strike Price $2.91, Expires 08/20/18 (MSCS)	1	500,000	9,284

See Notes to Financial Statements.

109

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Notional Amount	Value
Pay 2.94% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 8/22/2048 USD, Strike Price $2.94, Expires 08/20/18 (GSC)	1	$500,000	$7,423

			1,493,915

Total Purchased Options (Premiums received $3,182,497)			3,083,513

		Par
U.S. TREASURY OBLIGATIONS — 24.5%
U.S. Treasury Bills
2.05%, 11/15/18Ω		$7,930,000	7,870,160
1.87%, 08/23/18ΩΔ		7,850,000	7,829,378

			15,699,538

U.S. Treasury Bonds
4.25%, 05/15/39		5,300,000	6,395,298
4.38%, 11/15/39		200,000	245,711
2.75%, 08/15/42		600,000	577,571
2.75%, 11/15/42		1,080,000	1,039,247
3.13%, 02/15/43		650,000	667,482
2.88%, 05/15/43		800,000	786,281
3.75%, 11/15/43		23,920,000	27,199,193
3.63%, 02/15/44		1,000,000	1,115,840
3.13%, 08/15/44		760,000	780,574
3.00%, 11/15/44		3,800,000	3,816,403
2.50%, 02/15/45		1,450,000	1,322,417
3.00%, 05/15/45		690,000	692,843
2.88%, 08/15/45		360,000	352,898
2.88%, 11/15/46‡‡		17,290,000	16,933,057
3.00%, 02/15/47		6,430,000	6,454,617
3.00%, 05/15/47		8,130,000	8,155,723
2.75%, 08/15/47		5,140,000	4,906,091
2.75%, 11/15/47		3,480,000	3,321,429
3.00%, 02/15/48Δ		2,230,000	2,237,970
3.13%, 05/15/48		6,040,000	6,208,812

			93,209,457

U.S. Treasury
Inflationary Index Bonds
0.13%, 07/15/22		700,000	750,208
0.13%, 07/15/24		6,300,000	6,464,639
0.63%, 01/15/26‡‡		4,100,000	4,301,945
0.13%, 07/15/26		400,000	400,761
2.13%, 02/15/40		920,000	1,342,553
0.75%, 02/15/42		380,000	412,065
1.38%, 02/15/44		1,040,000	1,249,964

			14,922,135

	Par	Value
U.S. Treasury Notes
1.13%, 06/30/21	$11,280,000	$10,794,430
1.13%, 07/31/21	3,430,000	3,278,061
2.00%, 12/31/21‡‡	1,500,000	1,466,924
1.88%, 03/31/22‡‡	8,800,000	8,548,549
1.88%, 04/30/22	25,700,000	24,941,554
1.75%, 05/31/22	10,480,000	10,114,426
1.88%, 07/31/22	5,000,000	4,841,210
1.88%, 09/30/22‡‡	3,000,000	2,900,683
2.00%, 10/31/22‡‡	2,700,000	2,621,954
2.63%, 06/30/23	3,490,000	3,473,300
2.13%, 03/31/24	3,380,000	3,263,152
2.13%, 07/31/24	28,890,000	27,812,273
2.38%, 08/15/24	440,000	429,610
2.13%, 09/30/24	8,550,000	8,220,526
2.25%, 11/15/24	11,210,000	10,848,522
2.13%, 11/30/24	29,360,000	28,195,920
2.25%, 12/31/24	17,080,000	16,520,229
2.00%, 02/15/25	13,550,000	12,889,437
2.88%, 04/30/25	2,530,000	2,540,229
2.75%, 06/30/25	10,000	9,959
2.25%, 11/15/25	170,000	163,529
2.00%, 11/15/26	14,000,000	13,122,536
2.25%, 02/15/27	7,718,000	7,366,318
2.38%, 05/15/27	10,970,000	10,565,909
2.25%, 08/15/27	33,000,000	31,413,805
2.75%, 02/15/28	1,402,000	1,390,253
2.88%, 05/15/28	803,000	804,710

		248,538,008

Total U.S. Treasury Obligations (Cost $381,121,639)		372,369,138

	Shares
PREFERRED STOCK — 0.0%
GMAC Capital Trust I
8.13%, 02/15/40† (Cost $173,227)	6,979	183,548

MONEY MARKET FUNDS — 8.7%
GuideStone Money Market Fund (Investor Class)¥	121,526,467	121,526,467
Northern Institutional Liquid Assets Portfolio§	3,485,913	3,485,913
Northern Institutional U.S. Government Portfolio	7,964,521	7,964,521

Total Money Market Funds (Cost $132,976,901)		132,976,901

See Notes to Financial Statements.

110

	Par	Value
REPURCHASE AGREEMENTS — 18.8%
Barclays Bank 2.10% (dated 07/02/18, due 07/03/18, repurchase price $143,100,000, collateralized by U.S. Treasury Note and U.S. Treasury Bond, 2.000% to 2.250%, due 12/31/21 to 08/15/27, total market value $150,595,000)	$143,100,000	$143,100,000
2.17% (dated 06/29/18, due 07/02/18, repurchase price $142,734,407, collateralized by U.S. Treasury Notes, 0.750% to 1.875%, due 08/15/19 to 08/31/24, total market value $150,817,000)	142,700,000	142,700,000

Total Repurchase Agreements (Cost $285,800,000)		285,800,000

TOTAL INVESTMENTS — 133.4% (Cost $2,053,283,518)		2,030,616,514

	Number of	Notional
	Contracts	Amount
WRITTEN OPTIONS — (0.3)%
Call Options — (0.0)%
1Year Mid Curve, Strike Price $97.50, Expires 12/14/18 (GSC)	(304)	$(73,746,600)	(39,900)
10-Year U.S. Treasury Note Future expiration date 8/2018, Strike Price $120.00, Expires 07/27/18 (MSCS)	(183)	(21,994,312)	(100,079)
10-Year U.S. Treasury Note Future expiration date 8/2018, Strike Price $121.00, Expires 07/27/18	(112)	(13,461,000)	(21,000)
10-Year U.S. Treasury Note Future expiration date 8/2018, Strike Price $122.00, Expires 07/27/18 (GSC)	(152)	(18,268,500)	(9,500)
10-Year U.S. Treasury Note Future expiration date 9/2018, Strike Price $120.50, Expires 08/24/18 (GSC)	(57)	(6,850,688)	(31,172)
10-Year U.S. Treasury Note Future expiration date 9/2018, Strike Price $121.00, Expires 08/24/18 (GSC)	(159)	(19,109,812)	(59,625)

	Number of	Notional
	Contracts	Amount	Value
10-Year U.S. Treasury Note Future expiration date 9/2018, Strike Price $121.50, Expires 08/24/18 (GSC)	(190)	$(22,835,625)	$(47,500)
10-Year U.S. Treasury Note Future expiration date 9/2018, Strike Price $122.00, Expires 08/24/18 (GSC)	(114)	(13,701,375)	(19,595)
2 Year Mid Curve, Strike Price $97.37, Expires 12/14/18 (GSC)	(148)	(35,897,400)	(31,450)
5-Year U.S. Treasury Note Future expiration date 9/2018, Strike Price $114.25, Expires 08/24/18 (GSC)	(38)	(4,317,453)	(7,719)
5-Year U.S. Treasury Note Future expiration date 9/2018, Strike Price $114.75, Expires 08/24/18 (GSC)	(110)	(12,497,891)	(12,031)
5-Year U.S. Treasury Note Future expiration date 9/2018, Strike Price $115.20, Expires 08/24/18 (GSC)	(150)	(17,042,578)	(9,375)
Euro vs. U.S. Dollar, Strike Price $1.15, Expires 08/28/18 (BAR)	1	(7,880,000)	(44,934)
Euro-Bund, Strike Price $162.50, Expires 07/27/18 (GSC)	(28)	(5,314,670)	(23,870)
Euro-Bund, Strike Price $163.50, Expires 07/27/18 (GSC)	(56)	(10,629,340)	(22,235)
Long U.S. Treasury Bond Futures expiration date 8/2018, Strike Price $146.00, Expires 07/27/18 (GSC)	(43)	(6,235,000)	(25,531)
Long U.S. Treasury Bond Futures expiration date 8/2018, Strike Price $147.00, Expires 07/27/18 (GSC)	(94)	(13,630,000)	(30,844)

			(536,360)

See Notes to Financial Statements.

111

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Number of	Notional
	Contracts	Amount	Value
Call Swaptions — (0.1)%
Pay 10-year Treasury (Quarterly); Receive 2.19% (Semiannually): Interest Rate Swap Maturing 12/21/2018 USD, Strike Price $2.19, Expires 12/19/18 (GSC)	1	$(12,630,000)	$(12,982)
Pay3-MonthLIBOR (Quarterly); Receive 2.00% (Semiannually): Interest Rate Swap Maturing 11/19/2028 USD, Strike Price $2.00, Expires 11/15/18 (MSCS)	1	(4,900,000)	(1,631)
Pay3-MonthLIBOR (Quarterly); Receive 2.21% (Semiannually): Interest Rate Swap Maturing 2/4/2029 USD, Strike Price $2.21, Expires 01/31/19 (GSC)	1	(14,500,000)	(24,109)
Pay3-MonthLIBOR (Quarterly); Receive 3.02% (Semiannually): Interest Rate Swap Maturing 6/23/2022 USD, Strike Price $3.02, Expires 06/21/21 (MSCS)	1	(211,400,000)	(1,088,141)
Pay3-MonthLIBOR (Quarterly); Receive 3.02% (Semiannually): Interest Rate Swap Maturing 6/23/2022 USD, Strike Price $3.02, Expires 06/21/21 (MSCS)	1	(30,200,000)	(155,449)

			(1,282,312)

Put Options — (0.0)%
10-Year U.S. Treasury Note Future expiration date 8/2018, Strike Price $118.00, Expires 07/27/18 (GSC)	(38)	(4,567,125)	(1,187)

	Number of	Notional
	Contracts	Amount	Value
10-Year U.S. Treasury Note Future expiration date 9/2018, Strike Price $117.50, Expires 08/24/18 (GSC)	(38)	$(4,567,125)	$(2,375)
Euro-Bund, Strike Price $159.50, Expires 07/27/18 (GSC)	(56)	(10,629,340)	(3,270)
Long U.S. Treasury Bond Futures expiration date 8/2018, Strike Price $139.00, Expires 07/27/18 (GSC)	(56)	(8,120,000)	(1,750)
South Korean Won vs. U.S. Dollar, Strike Price $1,084.00, Expires 09/20/18 (CITI)	1	(5,844,201)	(35,680)

			(44,262)

Put Swaptions — (0.2)%
Pay 2.00% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 10/23/2024 USD, Strike Price $2.00, Expires 10/21/19 (GSC)	1	(38,500,000)	(1,735,003)
Pay 2.25% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 11/12/2024 USD, Strike Price $2.25, Expires 11/07/19 (DEUT)	1	(15,500,000)	(550,052)
Pay 2.80% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 8/22/2023 USD, Strike Price $2.80, Expires 08/20/18 (MSCS)	1	(4,900,000)	(32,026)

See Notes to Financial Statements.

112

	Number of	Notional
	Contracts	Amount	Value
Pay 2.80% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 8/22/2023 USD, Strike Price $2.80, Expires 08/20/18 (MSCS)	1	$(2,200,000)	$(14,379)
Pay 2.80% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 8/22/2023 USD, Strike Price $2.80, Expires 08/20/18 (GSC)	1	(2,300,000)	(15,032)
Sell Protection on Dow Jones CDX.NA.IG30 Index (Quarterly); Receive 1.00% (Quarterly): Credit Default Swap Maturing 6/20/2023 USD, Strike Price $0.95, Expires 07/18/18 (BAR)	1	(1,200,000)	(16)
Sell Protection on Dow Jones CDX.NA.IG30 Index (Quarterly); Receive 1.00% (Quarterly): Credit Default Swap Maturing 6/20/2023 USD, Strike Price $0.95, Expires 07/18/18 (DEUT)	1	(3,100,000)	(41)
Sell Protection on Down Jones CDX.NA.IG30 Index; Receive 1.00% (Quarterly): Credit Default Swap Maturing 6/20/2023 USD, Strike Price $0.73, Expires 07/18/18 (JPM)	1	(2,500,000)	(1,092)
Sell Protection on Down Jones CDX.NA.IG30 Index; Receive 1.00% (Quarterly): Credit Default Swap Maturing 6/20/2023 USD, Strike Price $0.75, Expires 07/18/18 (BNP)	1	(2,600,000)	(659)

	Number of	Notional
	Contracts	Amount	Value
Sell Protection on Down Jones CDX.NA.IG30 Index; Receive 1.00% (Quarterly): Credit Default Swap Maturing 6/20/2023 USD, Strike Price $0.80, Expires 08/16/18 (CITI)	1	$(11,930,000)	$(8,746)

			(2,357,046)

Total Written Options (Premiums received $ (3,333,053))			(4,219,980)

		Par
TBA SALE COMMITMENTS — (0.5)%
Government National Mortgage Association 3.00%, 07/18/48 TBA		$(1,000,000)	(978,555)
Government National Mortgage Association 4.00%, 07/18/48 TBA		(6,000,000)	(6,150,000)

Total TBA Sale Commitments (Proceeds $(7,108,750))			(7,128,555)

Liabilities in Excess of Other Assets — (32.6)%			(496,572,665)

NET ASSETS — 100.0%			$1,522,695,314

PORTFOLIO SUMMARY (based on net assets)

	%
Mortgage-Backed Securities	39.4
U.S. Treasury Obligations	24.5
Repurchase Agreements	18.8
Corporate Bonds	18.1
Foreign Bonds	11.1
Money Market Funds	8.7
Asset-Backed Securities	7.5
Commercial Papers	2.5
Loan Agreements	1.2
Agency Obligations	0.8
Municipal Bonds	0.6
Purchased Options	0.2
Certificates Of Deposit	—	**
Preferred Stocks	—	**
Written Options	(0.3)
TBA Sale Commitments	(0.5)

	132.6

**	Rounds to less than 0.005%

See Notes to Financial Statements.

113

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

Futures Contracts outstanding at June 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
Euro-BTP	09/2018	56	$8,321,089	GSC	$13,694
Euro-BTP	09/2018	12	1,550,885	GSC	2,440
Euro-Bund	09/2018	11	2,088,085	GSC	9,052
Euro-Bund	09/2018	(17)	(3,227,040)	MSCS	(13,046)
Euro-Bund	09/2018	(392)	(74,411,750)	GSC	(292,638)
Euro-OAT	09/2018	(12)	(2,165,662)	GSC	(9,598)
Euro-OAT	09/2018	(44)	(7,940,760)	MSCS	(88,351)
10-Year Japanese Treasury Bond	09/2018	(9)	(12,261,753)	GSC	(12,223)
3-Year Commonwealth Treasury Bond	09/2018	91	7,498,381	GSC	17,070
90-day Eurodollar	09/2018	(32)	(7,803,600)	GSC	66,800
90-day Eurodollar	09/2018	504	122,906,700	MSCS	18,079
Euro	09/2018	(8)	(1,173,650)	GSC	12,052
10-Year U.S. Treasury Note	09/2018	789	94,827,938	MSCS	520,597
10-Year U.S. Treasury Note	09/2018	(54)	(6,490,125)	GSC	(44,632)
10-Year U.S. Treasury Note	09/2018	(390)	(46,873,125)	GSC	(116,641)
Long U.S. Treasury Bond	09/2018	171	24,795,000	GSC	420,581
Long U.S. Treasury Bond	09/2018	60	8,700,000	MSCS	129,844
Long U.S. Treasury Bond	09/2018	(451)	(65,395,000)	GSC	(535,508)
Ultra Long U.S. Treasury Bond	09/2018	291	46,432,687	GSC	1,320,955
Ultra Long U.S. Treasury Bond	09/2018	214	34,146,375	MSCS	660,391
Ultra Long U.S. Treasury Bond	09/2018	42	6,701,625	GSC	112,401
10-Year U.S. Ultra Treasury Note	09/2018	27	3,462,328	GSC	30,496
10-Year U.S. Ultra Treasury Note	09/2018	1	128,234	GSC	1,089
2-Year U.S. Treasury Note	09/2018	(75)	(15,887,109)	GSC	39,844
2-Year U.S. Treasury Note	09/2018	186	39,400,031	GSC	(25,967)
5-Year U.S. Treasury Note	09/2018	1,747	198,489,227	GSC	434,646
5-Year U.S. Treasury Note	09/2018	1,219	138,499,352	MSCS	259,922
5-Year U.S. Treasury Note	09/2018	93	10,566,398	GSC	(872)
90-day Eurodollar	12/2018	(128)	(31,155,200)	GSC	193,600
90-day Eurodollar	12/2018	339	82,512,600	MSCS	(275,438)
90-day Eurodollar	03/2019	(54)	(13,127,400)	GSC	68,850
90-day Eurodollar	03/2019	636	154,611,600	MSCS	(596,250)
90-day Eurodollar	06/2019	(609)	(147,903,263)	MSCS	1,169,287
90-day Eurodollar	06/2019	(34)	(8,257,325)	GSC	72,675
90-day Eurodollar	09/2019	(508)	(123,291,600)	MSCS	772,755
90-day Eurodollar	12/2019	(1,084)	(262,964,850)	MSCS	1,568,325
90-day Eurodollar	12/2019	1,068	259,083,450	GSC	(290,888)
90-day Eurodollar	03/2020	(636)	(154,261,800)	MSCS	636,000
90-day Eurodollar	06/2020	345	83,679,750	GSC	(304,225)
90-day Eurodollar	12/2020	(256)	(62,092,800)	GSC	16,925
90-day Eurodollar	03/2021	42	10,188,150	GSC	(42,525)

Total Futures Contracts outstanding at June 30, 2018			$291,906,073		$5,919,568

Forward Foreign Currency Contracts outstanding at June 30, 2018:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/19/18	U.S. Dollars	7,678,151	Chinese Yuan Renminbi	48,702,511	BAR	$337,818
07/19/18	U.S. Dollars	5,912,188	Euro	4,854,472	CITI	235,081
07/19/18	U.S. Dollars	2,884,428	British Pounds	2,018,669	BAR	217,911

See Notes to Financial Statements.

114

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/19/18	U.S. Dollars	6,120,170	Japanese Yen	653,533,201	CITI	$209,637
07/19/18	U.S. Dollars	5,675,797	Euro	4,724,988	CITI	150,116
08/08/18	U.S. Dollars	2,005,222	South African Rand	25,590,248	JPM	149,326
07/19/18	U.S. Dollars	4,558,752	Philippine Pesos	238,833,000	BAR	89,991
07/03/18	U.S. Dollars	8,031,057	British Pounds	6,021,000	JPM	83,721
12/17/18	Japanese Yen	970,000,000	U.S. Dollars	8,794,437	GSC	83,124
08/08/18	U.S. Dollars	752,300	South African Rand	9,450,503	SS	66,916
07/19/18	U.S. Dollars	1,360,730	Chinese Offshore Yuan	8,611,515	CITI	63,469
08/24/18	U.S. Dollars	2,646,000	Russian Rubles	164,171,070	BAR	47,777
07/19/18	U.S. Dollars	2,978,317	Australian Dollars	3,961,937	CITI	46,084
08/14/18	U.S. Dollars	2,740,244	British Pounds	2,047,914	SS	31,857
07/19/18	Euro	1,290,000	Japanese Yen	163,785,237	CITI	27,334
08/24/18	U.S. Dollars	2,081,945	Russian Rubles	130,125,300	HSBC	22,541
07/03/18	U.S. Dollars	620,983	Brazilian Reals	2,338,000	DEUT	17,966
08/24/18	U.S. Dollars	1,921,000	Russian Rubles	120,293,020	JPM	17,205
08/02/18	U.S. Dollars	615,993	Brazilian Reals	2,338,000	DEUT	15,145
08/02/18	U.S. Dollars	7,972,551	British Pounds	6,021,000	UBS	14,052
07/19/18	U.S. Dollars	162,918	Mexican Pesos	3,000,000	BAR	12,324
07/19/18	U.S. Dollars	262,517	Mexican Pesos	5,000,000	CITI	11,527
08/14/18	U.S. Dollars	1,496,978	British Pounds	1,124,435	CITI	9,901
09/19/18	U.S. Dollars	698,793	Canadian Dollars	906,055	SS	8,628
07/19/18	U.S. Dollars	459,911	Mexican Pesos	9,000,000	BAR	8,130
08/14/18	U.S. Dollars	558,095	British Pounds	416,548	JPM	7,206
09/19/18	Euro	450,151	British Pounds	394,872	JPM	5,923
08/20/18	U.S. Dollars	2,952,508	Mexican Pesos	59,010,000	CITI	5,896
09/19/18	Euro	150,044	New Zealand Dollars	251,728	BOA	5,808
07/19/18	U.S. Dollars	87,302	Euro	70,000	BAR	5,440
08/24/18	U.S. Dollars	652,000	Russian Rubles	40,854,320	GSC	5,427
09/19/18	Euro	151,042	New Zealand Dollars	254,243	SS	5,277
09/19/18	Euro	151,050	New Zealand Dollars	254,801	CITI	4,909
08/14/18	U.S. Dollars	739,696	British Pounds	555,758	CITI	4,700
08/14/18	U.S. Dollars	621,470	British Pounds	466,447	SS	4,589
09/19/18	U.S. Dollars	173,124	Australian Dollars	229,007	CITI	3,606
09/19/18	U.S. Dollars	87,248	New Zealand Dollars	124,008	UBS	3,250
09/19/18	U.S. Dollars	173,829	New Zealand Dollars	251,992	BOA	3,140
09/19/18	Euro	161,856	Swedish Kronor	1,665,486	JPM	3,070
09/19/18	Euro	74,046	New Zealand Dollars	123,944	BOA	3,058
08/08/18	South African Rand	23,275,000	U.S. Dollars	1,684,947	BAR	3,039
09/19/18	Euro	73,993	Swedish Kronor	748,465	SS	2,855
09/19/18	Euro	74,048	New Zealand Dollars	124,259	BOA	2,846
09/19/18	U.S. Dollars	174,580	New Zealand Dollars	254,046	UBS	2,500
09/19/18	U.S. Dollars	119,132	New Zealand Dollars	172,283	BOA	2,435
09/19/18	Euro	272,128	U.S. Dollars	317,418	SS	2,362
09/19/18	U.S. Dollars	173,523	New Zealand Dollars	252,695	UBS	2,358
09/19/18	Euro	73,994	Swedish Kronor	753,530	SS	2,288
09/19/18	Euro	317,972	Norwegian Kroner	3,014,865	UBS	2,253
09/19/18	Euro	147,997	British Pounds	129,797	JPM	1,981
09/19/18	Euro	151,912	U.S. Dollars	176,621	UBS	1,893
09/19/18	Swiss Francs	331,866	Euro	285,670	SS	1,829
09/19/18	U.S. Dollars	86,869	Australian Dollars	114,990	UBS	1,749
09/19/18	U.S. Dollars	174,959	Japanese Yen	19,071,824	BOA	1,699
09/19/18	U.S. Dollars	45,732	Swedish Kronor	392,284	SS	1,657
09/19/18	Australian Dollars	118,970	New Zealand Dollars	127,629	UBS	1,616
09/19/18	Euro	151,045	Australian Dollars	237,680	SS	1,556
09/19/18	U.S. Dollars	42,408	Swedish Kronor	363,643	SS	1,550
09/19/18	Australian Dollars	110,520	New Zealand Dollars	118,625	JPM	1,459

See Notes to Financial Statements.

115

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/19/18	U.S. Dollars	87,430	British Pounds	64,951	UBS	$1,396
09/19/18	Australian Dollars	119,005	New Zealand Dollars	128,121	BOA	1,308
09/19/18	U.S. Dollars	142,848	New Zealand Dollars	208,976	SS	1,296
07/19/18	Euro	480,000	U.S. Dollars	560,081	CITI	1,260
09/19/18	Euro	74,951	Swedish Kronor	772,809	UBS	1,246
08/31/18	Euro	194,000	U.S. Dollars	226,407	CITI	1,233
08/29/18	U.S. Dollars	2,002,690	Euro	1,706,000	BAR	1,177
07/19/18	U.S. Dollars	235,063	Euro	200,000	BAR	1,171
09/19/18	Norwegian Kroner	1,437,652	U.S. Dollars	175,998	JPM	1,105
07/19/18	U.S. Dollars	176,781	Mexican Pesos	3,500,000	BAR	1,088
09/19/18	U.S. Dollars	88,099	Euro	74,052	UBS	1,080
07/19/18	U.S. Dollars	503,943	Euro	430,000	CITI	1,075
09/19/18	Euro	45,072	Swedish Kronor	463,061	CITI	937
09/19/18	U.S. Dollars	86,941	Canadian Dollars	112,952	RBC	902
09/19/18	Euro	74,998	U.S. Dollars	87,238	UBS	893
09/19/18	Euro	75,009	U.S. Dollars	87,330	UBS	814
09/19/18	Euro	75,009	U.S. Dollars	87,368	UBS	776
09/19/18	Euro	75,025	Japanese Yen	9,621,046	BOA	759
09/19/18	Euro	73,991	British Pounds	65,075	DEUT	748
09/19/18	U.S. Dollars	69,382	Canadian Dollars	90,141	UBS	719
09/19/18	Euro	74,958	U.S. Dollars	87,366	UBS	718
09/19/18	U.S. Dollars	174,052	Japanese Yen	19,080,935	UBS	709
09/19/18	U.S. Dollars	39,856	Norwegian Kroner	318,345	UBS	639
09/19/18	Euro	151,063	Canadian Dollars	232,206	RBC	638
09/19/18	U.S. Dollars	88,648	British Pounds	66,442	UBS	638
09/19/18	U.S. Dollars	88,036	Japanese Yen	9,626,338	SS	584
09/19/18	Canadian Dollars	56,114	U.S. Dollars	42,191	SS	553
07/19/18	U.S. Dollars	380,578	Euro	325,000	CITI	504
07/03/18	U.S. Dollars	4,358,507	Euro	3,731,000	GSC	468
09/19/18	Euro	75,048	U.S. Dollars	87,726	UBS	464
09/19/18	U.S. Dollars	87,082	Australian Dollars	117,014	CITI	464
09/19/18	Euro	76,022	Swedish Kronor	791,170	SS	441
09/19/18	British Pounds	25,836	Australian Dollars	45,738	BOA	366
09/19/18	U.S. Dollars	42,416	British Pounds	31,752	CITI	357
09/19/18	Euro	75,961	Swedish Kronor	791,452	CITI	337
09/19/18	Euro	308,005	U.S. Dollars	361,637	RBC	303
09/19/18	U.S. Dollars	27,261	Canadian Dollars	35,407	UBS	291
09/19/18	Euro	29,477	Norwegian Kroner	279,098	CITI	257
07/19/18	U.S. Dollars	818,874	Euro	700,000	CITI	252
09/19/18	Canadian Dollars	35,013	Euro	22,497	SS	234
09/19/18	Swiss Francs	85,734	Euro	74,012	UBS	223
09/19/18	Swiss Francs	172,286	U.S. Dollars	175,022	UBS	201
09/19/18	Norwegian Kroner	737,018	U.S. Dollars	90,594	JPM	198
09/19/18	Euro	73,988	Canadian Dollars	113,885	SS	195
09/19/18	Australian Dollars	119,033	U.S. Dollars	87,928	DEUT	185
09/19/18	U.S. Dollars	33,905	Norwegian Kroner	273,883	JPM	165
09/19/18	Canadian Dollars	114,409	U.S. Dollars	87,009	RBC	140
08/03/18	U.S. Dollars	291,585	Taiwan Dollars	8,860,000	CITI	119
09/19/18	U.S. Dollars	52,949	Euro	44,991	UBS	80
09/19/18	Swiss Francs	86,748	Euro	75,020	UBS	70
09/19/18	U.S. Dollars	88,013	Norwegian Kroner	713,904	CITI	68
09/19/18	Japanese Yen	9,579,365	Euro	74,012	UBS	52
09/19/18	Norwegian Kroner	284,567	U.S. Dollars	35,009	CITI	47
09/19/18	U.S. Dollars	41,970	Norwegian Kroner	340,463	SS	29

Subtotal Appreciation						$2,120,777

See Notes to Financial Statements.

116

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/19/18	Australian Dollars	35,042	Euro	22,082	CITI	$(9)
09/19/18	Australian Dollars	50,239	British Pounds	28,096	BOA	(28)
09/19/18	U.S. Dollars	88,736	British Pounds	67,021	JPM	(41)
09/19/18	Canadian Dollars	114,064	U.S. Dollars	86,968	JPM	(83)
09/19/18	Euro	74,054	U.S. Dollars	87,116	RBC	(95)
09/19/18	New Zealand Dollars	262,126	Australian Dollars	239,989	SS	(95)
09/19/18	Swedish Kronor	409,515	U.S. Dollars	46,128	SS	(116)
09/19/18	Norwegian Kroner	705,035	U.S. Dollars	86,975	DEUT	(123)
09/19/18	Euro	74,052	U.S. Dollars	87,144	BOA	(124)
09/19/18	Australian Dollars	117,955	U.S. Dollars	87,539	UBS	(225)
09/19/18	Japanese Yen	9,548,558	U.S. Dollars	86,975	SS	(231)
09/19/18	Canadian Dollars	229,450	U.S. Dollars	175,011	RBC	(233)
09/19/18	U.S. Dollars	98,819	New Zealand Dollars	146,268	CITI	(257)
09/19/18	Norwegian Kroner	283,777	Euro	29,970	DEUT	(260)
09/19/18	U.S. Dollars	45,681	Canadian Dollars	60,313	SS	(261)
09/19/18	Canadian Dollars	88,485	U.S. Dollars	67,670	UBS	(269)
09/19/18	Australian Dollars	117,993	U.S. Dollars	87,621	DEUT	(279)
09/19/18	U.S. Dollars	88,531	Australian Dollars	119,995	SS	(293)
09/19/18	U.S. Dollars	87,806	Australian Dollars	119,041	UBS	(312)
07/19/18	U.S. Dollars	151,710	Euro	130,000	CITI	(320)
09/19/18	Japanese Yen	9,545,493	U.S. Dollars	87,041	UBS	(324)
09/19/18	U.S. Dollars	88,905	Euro	75,953	UBS	(348)
09/19/18	U.S. Dollars	86,957	Australian Dollars	117,964	UBS	(364)
09/19/18	U.S. Dollars	88,880	Euro	75,953	UBS	(373)
09/19/18	U.S. Dollars	39,372	Canadian Dollars	52,179	UBS	(375)
09/19/18	New Zealand Dollars	127,979	U.S. Dollars	87,084	SS	(396)
09/19/18	British Pounds	66,269	Euro	75,050	UBS	(411)
09/19/18	U.S. Dollars	80,827	Australian Dollars	109,752	UBS	(416)
09/19/18	Euro	73,997	U.S. Dollars	87,379	BOA	(425)
09/19/18	British Pounds	31,259	U.S. Dollars	41,837	CITI	(430)
09/19/18	U.S. Dollars	87,677	Euro	74,985	DEUT	(438)
09/19/18	Australian Dollars	120,066	Euro	76,037	BOA	(475)
09/19/18	Japanese Yen	8,982,906	U.S. Dollars	82,089	JPM	(483)
09/19/18	Japanese Yen	38,469,399	U.S. Dollars	349,984	SS	(505)
09/19/18	Japanese Yen	19,200,800	U.S. Dollars	174,962	DEUT	(531)
09/19/18	Canadian Dollars	113,497	U.S. Dollars	86,988	CITI	(535)
09/19/18	U.S. Dollars	153,166	Canadian Dollars	201,787	DEUT	(541)
09/19/18	Canadian Dollars	59,162	U.S. Dollars	45,622	SS	(557)
09/19/18	Swedish Kronor	370,232	U.S. Dollars	42,170	SS	(572)
09/19/18	U.S. Dollars	177,005	British Pounds	134,109	UBS	(637)
09/19/18	Australian Dollars	115,980	U.S. Dollars	86,597	UBS	(745)
09/19/18	Canadian Dollars	113,280	U.S. Dollars	87,033	RBC	(745)
09/19/18	U.S. Dollars	87,370	Euro	74,990	JPM	(752)
09/19/18	British Pounds	65,994	Euro	75,056	UBS	(783)
09/19/18	Australian Dollars	236,983	U.S. Dollars	176,218	JPM	(795)
09/19/18	New Zealand Dollars	128,872	Australian Dollars	119,027	CITI	(815)
09/19/18	Norwegian Kroner	708,308	Euro	74,952	BOA	(821)
09/19/18	U.S. Dollars	87,339	Euro	75,028	UBS	(827)
09/19/18	Euro	148,000	U.S. Dollars	174,779	JPM	(863)
09/19/18	British Pounds	65,040	U.S. Dollars	87,026	BOA	(872)
09/19/18	New Zealand Dollars	128,734	Australian Dollars	119,047	UBS	(923)
09/19/18	British Pounds	66,686	Euro	75,956	JPM	(924)
09/19/18	U.S. Dollars	175,302	Euro	149,975	UBS	(935)
07/19/18	Russian Rubles	10,390,000	U.S. Dollars	166,054	BAR	(960)
09/19/18	U.S. Dollars	173,651	Australian Dollars	235,968	DEUT	(1,021)
09/19/18	U.S. Dollars	156,009	Euro	133,643	JPM	(1,036)

See Notes to Financial Statements.

117

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/19/18	U.S. Dollars	88,020	Canadian Dollars	117,090	SS	$(1,171)
09/19/18	Australian Dollars	455,721	U.S. Dollars	338,519	UBS	(1,178)
08/03/18	U.S. Dollars	1,093,957	Taiwan Dollars	33,290,000	CITI	(1,181)
09/19/18	New Zealand Dollars	127,136	Australian Dollars	117,950	DEUT	(1,194)
07/19/18	Russian Rubles	17,310,000	U.S. Dollars	276,319	CITI	(1,269)
09/19/18	Japanese Yen	19,116,871	U.S. Dollars	174,959	SS	(1,290)
09/19/18	U.S. Dollars	174,991	Euro	150,047	UBS	(1,331)
09/19/18	U.S. Dollars	175,354	Australian Dollars	238,993	CITI	(1,557)
09/19/18	Indian Rupees	9,281,163	U.S. Dollars	135,670	BNP	(1,640)
09/19/18	Japanese Yen	19,085,252	U.S. Dollars	175,042	UBS	(1,660)
09/19/18	Japanese Yen	60,443,310	U.S. Dollars	550,827	JPM	(1,724)
08/29/18	Euro	1,706,000	U.S. Dollars	2,003,467	CITI	(1,953)
09/19/18	Euro	148,000	U.S. Dollars	176,048	JPM	(2,132)
09/19/18	Swedish Kronor	765,403	Euro	75,010	BOA	(2,147)
09/19/18	Swedish Kronor	764,201	Euro	75,045	UBS	(2,323)
09/19/18	Australian Dollars	115,019	U.S. Dollars	87,548	UBS	(2,407)
09/19/18	U.S. Dollars	346,874	Australian Dollars	471,951	UBS	(2,480)
09/19/18	Swedish Kronor	761,840	Euro	75,022	CITI	(2,561)
09/19/18	New Zealand Dollars	123,982	U.S. Dollars	86,587	UBS	(2,607)
09/19/18	U.S. Dollars	262,455	Canadian Dollars	348,369	DEUT	(2,906)
07/19/18	U.S. Dollars	347,823	Euro	300,000	CITI	(3,015)
07/19/18	Japanese Yen	494,318,814	U.S. Dollars	4,474,474	BAR	(3,870)
09/19/18	New Zealand Dollars	243,165	U.S. Dollars	169,043	CITI	(4,333)
08/08/18	South African Rand	37,975,000	U.S. Dollars	2,762,206	RBS	(8,123)
09/19/18	Australian Dollars	1,487,906	U.S. Dollars	1,109,621	BOA	(8,221)
08/28/18	U.S. Dollars	253,098	Mexican Pesos	5,245,572	RBC	(8,487)
07/19/18	Russian Rubles	113,106,000	U.S. Dollars	1,806,701	BAR	(9,483)
09/19/18	U.S. Dollars	2,014,759	Euro	1,722,723	JPM	(9,630)
09/19/18	British Pounds	1,482,303	U.S. Dollars	1,976,293	DEUT	(12,813)
08/08/18	U.S. Dollars	2,617,560	South African Rand	36,284,000	GSC	(13,886)
07/03/18	Brazilian Reals	2,338,000	U.S. Dollars	617,701	DEUT	(14,684)
12/17/18	U.S. Dollars	8,859,257	Japanese Yen	970,000,000	GSC	(18,305)
09/19/18	Swedish Kronor	8,964,545	Euro	881,647	CITI	(28,808)
09/19/18	Swedish Kronor	10,020,407	Euro	982,822	UBS	(29,066)
07/19/18	Euro	2,191,954	U.S. Dollars	2,595,414	CITI	(32,013)
09/19/18	Swedish Kronor	8,955,633	Euro	883,665	CITI	(32,180)
07/19/18	Chinese Offshore Yuan	5,654,033	U.S. Dollars	888,301	CITI	(36,562)
08/17/18	Euro	1,967,500	U.S. Dollars	2,347,680	CITI	(41,573)
08/24/18	Russian Rubles	451,195,958	U.S. Dollars	7,182,510	UBS	(41,741)
07/19/18	Indonesian Rupiahs	22,179,120,000	U.S. Dollars	1,597,459	BAR	(51,375)
09/19/18	New Zealand Dollars	2,185,043	U.S. Dollars	1,536,260	JPM	(56,204)
07/19/18	Mexican Pesos	28,020,000	U.S. Dollars	1,471,523	CITI	(64,978)
08/15/18	Japanese Yen	545,400,000	U.S. Dollars	5,012,637	JPM	(70,581)
10/03/18	Argentine Pesos	5,160,000	U.S. Dollars	233,273	CITI	(71,134)
10/03/18	Argentine Pesos	5,200,000	U.S. Dollars	234,975	CITI	(71,579)
07/19/18	Japanese Yen	481,450,000	U.S. Dollars	4,430,532	CITI	(76,314)
07/19/18	Chinese Yuan Renminbi	13,174,084	U.S. Dollars	2,065,875	BAR	(80,307)
07/19/18	Euro	1,106,999	U.S. Dollars	1,375,463	BAR	(80,873)
10/03/18	Argentine Pesos	7,550,000	U.S. Dollars	341,166	CITI	(103,928)
07/19/18	Indian Rupees	285,290,000	U.S. Dollars	4,327,165	CITI	(172,274)
07/19/18	Mexican Pesos	51,090,000	U.S. Dollars	2,755,842	CITI	(191,233)
10/03/18	Argentine Pesos	15,810,000	U.S. Dollars	714,738	CITI	(217,952)
07/19/18	Brazilian Reals	11,180,600	U.S. Dollars	3,272,147	CITI	(394,082)

Subtotal Depreciation						$(2,122,925)

Total Forward Foreign Currency Contracts outstanding at June 30, 2018						$(2,148)

See Notes to Financial Statements.

118

Swap agreements outstanding at June 30, 2018:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/2019	CITI	USD	430,000	$(2,795)	$(2,680)	$(115)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/2019	CITI	USD	220,000	(1,430)	(1,463)	33
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/2019	CITI	USD	190,000	(1,235)	(657)	(578)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/2019	CITI	USD	190,000	(1,235)	(517)	(718)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/2019	CITI	USD	180,000	(1,170)	(455)	(715)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/2019	CITI	USD	140,000	(910)	(789)	(121)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/2019	CITI	USD	130,000	(845)	(228)	(617)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/2019	CITI	USD	120,000	(780)	(233)	(547)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/2019	JPM	USD	120,000	(780)	(407)	(373)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/2019	CITI	USD	80,000	(520)	(332)	(188)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/2019	JPM	USD	60,000	(390)	(233)	(157)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/2019	CITI	USD	20,000	(130)	(133)	3
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2019	CITI	USD	950,000	(8,182)	—	(8,182)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2019	CITI	USD	250,000	(2,153)	(1,704)	(449)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2019	CITI	USD	210,000	(1,809)	(1,523)	(286)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2019	CITI	USD	120,000	(1,033)	(780)	(253)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2019	CITI	USD	120,000	(1,033)	(793)	(240)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2019	CITI	USD	120,000	(1,033)	(1,567)	534
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2019	CITI	USD	80,000	(689)	(1,231)	542
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2019	CITI	USD	60,000	(517)	(387)	(130)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2019	CITI	USD	60,000	(517)	(392)	(125)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2019	JPM	USD	50,000	(431)	(353)	(78)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2019	BOA	USD	30,000	(258)	(184)	(74)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2019	BOA	USD	20,000	(172)	(136)	(36)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2019	JPM	USD	10,000	(86)	(63)	(23)
Credit Suisse (USA), Inc. 6.5% due 1/15/2018 (Pay Quarterly; Receive Semiannually)	(1.00)%	9/20/2020	GSC	USD	300,000	(2,718)	6,900	(9,618)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	12/20/2020	JPM	USD	340,000	(5,436)	573	(6,009)

See Notes to Financial Statements.

119

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	12/20/2020	BOA	USD	300,000	$(4,797)	$1,691	$(6,488)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	12/20/2020	CITI	USD	270,000	(4,317)	2,259	(6,576)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	12/20/2020	JPM	USD	100,000	(1,599)	805	(2,404)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	12/20/2020	JPM	USD	90,000	(1,439)	793	(2,232)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	12/20/2020	CITI	USD	60,000	(959)	404	(1,363)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	12/20/2020	JPM	USD	60,000	(959)	323	(1,282)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	BOA	USD	460,000	(8,016)	5,499	(13,515)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	BOA	USD	460,000	(7,918)	(4,609)	(3,309)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	CITI	USD	270,000	(4,705)	1,372	(6,077)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	CITI	USD	160,000	(2,788)	1,566	(4,354)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	CITI	USD	160,000	(2,788)	349	(3,137)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	JPM	USD	150,000	(2,614)	762	(3,376)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	DEUT	USD	130,000	(2,265)	1,411	(3,676)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	DEUT	USD	110,000	(1,916)	253	(2,169)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	CITI	USD	90,000	(1,568)	874	(2,442)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	CITI	USD	80,000	(1,394)	870	(2,264)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	CITI	USD	70,000	(1,220)	796	(2,016)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	BOA	USD	60,000	(1,045)	578	(1,623)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	DEUT	USD	60,000	(1,046)	714	(1,760)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	CITI	USD	60,000	(1,046)	577	(1,623)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	JPM	USD	60,000	(1,046)	216	(1,262)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	DEUT	USD	60,000	(1,046)	223	(1,269)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	JPM	USD	40,000	(697)	411	(1,108)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	JPM	USD	40,000	(697)	87	(784)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	JPM	USD	30,000	(522)	(252)	(270)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	CITI	USD	30,000	(523)	291	(814)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	12/20/2021	DEUT	USD	410,000	(7,100)	1,508	(8,608)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	12/20/2021	JPM	USD	220,000	(3,810)	846	(4,656)

See Notes to Financial Statements.

120

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	12/20/2021	DEUT	USD	20,000	$(346)	$131	$(477)
Peoples Republic of China, 7.5% due 10/28/27 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2022	GSC	USD	180,000	(3,098)	(3,428)	330
Peoples Republic of China, 7.5% due 10/28/27 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2022	GSC	USD	170,000	(2,926)	(2,226)	(700)
Peoples Republic of China, 7.5% due 10/28/27 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2022	GSC	USD	130,000	(2,237)	(2,276)	39

						$(116,734)	$3,051	$(119,785)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Corporate Issuers—Sell Protection
Berkshire Hathaway, Inc., 1.55% due 02/09/18 (Pay Semiannually; Receive Quarterly)	0.40%	1.00%	12/20/2021	ICE	USD	400,000	$8,137	$5,258	$2,879
Berkshire Hathaway, Inc., 1.55% due 02/09/18 (Pay Semiannually; Receive Quarterly)	0.46%	1.00%	6/20/2022	ICE	USD	100,000	2,082	1,852	230

							$10,219	$7,110	$3,109

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap on Credit Indexes — Buy Protection
Dow Jones CDX.NA.HY29 Index (Pay 0; Receive 0)	0.00%	(5.00)%	6/20/2023	ICE	USD	5,540,000	$(331,628)	$(423,510)	$91,882

							$(331,628)	$(423,510)	$91,882

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indexes — Sell Protection
Dow Jones CDX.NA.IG30 Index (Pay Quarterly; Receive Quarterly)	0.67%	(1.00)%	6/20/2023	CITI	USD	36,560,000	$561,314	$600,304	$(38,990)
Dow Jones CMBX.NA.AAA.7 Index (Pay Monthly; Receive Monthly)	0.38%	0.50%	1/17/2047	GSC	USD	1,700,000	9,766	(75,678)	85,444
Dow Jones CMBX.NA.AAA.8 Index (Pay Monthly; Receive Monthly)	0.45%	0.50%	10/17/2057	GSC	USD	1,700,000	5,334	(102,781)	108,115
Dow Jones CMBX.NA.AAA.8 Index (Pay Monthly; Receive Monthly)	0.45%	0.50%	10/17/2057	DEUT	USD	1,100,000	3,451	(75,584)	79,035
Dow Jones CMBX.NA.AAA.8 Index (Pay Monthly; Receive Monthly)	0.45%	0.50%	10/17/2057	DEUT	USD	600,000	1,882	(41,341)	43,223

							$581,747	$304,920	$276,827

See Notes to Financial Statements.

121

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes — Sell Protection
Dow Jones CDX.NA.HY29 Index (Pay Quarterly ; Receive Quarterly )	3.59%	5.00%	12/20/2022	ICE	USD	3,900,000	$233,456	$242,275	$(8,819)
Dow Jones CDX.NA.HY29 Index (Pay 0; Receive 0)	0.67%	(1.00)%	6/20/2023	ICE	USD	24,725,000	379,608	479,542	(99,934)
Dow Jones CDX.NA.HY29 Index (Pay 0; Receive 0)	1.90%	1.00%	6/20/2023	ICE	USD	2,850,000	(112,260)	(73,915)	(38,345)
CDX ITraxx Europe.29 (Pay 0; Receive 0)	0.73%	1.00%	6/20/2023	ICE	EUR	1,900,000	29,610	35,612	(6,002)
Dow Jones CDX.NA.HY30 Index (Pay 0; Receive 0)	(0.00%)	5.00%	6/20/2023	ICE	USD	2,825,000	(169,106)	(218,713)	49,607

							$361,308	$464,801	$(103,493)

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
2.00% (Semiannually)	3-Month LIBOR (Quarterly)	12/16/2019	CME	USD	3,500,000	$35,574	$(26,031)	$61,605
MXN-TIIE-Banxico (Monthly)	7.60% (Monthly)	6/17/2020	CME	MXN	20,000,000	(11,897)	(833)	(11,064)
1.25% (Semiannually)	3-Month LIBOR (Quarterly)	6/21/2020	CME	USD	9,500,000	283,851	220,586	63,265
0.10% (Annually)	6-Month EURIBOR (Semiannually)	9/2/2020	LCH	EUR	29,930,000	(45,931)	(40,558)	(5,373)
3-Month CDOR (Semiannually)	2.00% (Semiannually)	9/19/2020	LCH	CAD	6,600,000	(33,399)	(39,392)	5,993
3-Month EURIBOR (Quarterly)	0.10% (Annually)	9/19/2020	LCH	EUR	9,370,000	63,482	44,103	19,379
3-Month JIBAR (Quarterly)	7.50% (Quarterly)	9/19/2020	LCH	ZAR	9,300,000	1,471	621	850
0.10% (Annually)	3-Month STIBOR (Quarterly)	9/19/2020	LCH	SEK	76,150,000	(31,699)	(19,519)	(12,180)
1.00% (Semiannually)	6-Month LIBOR (Semiannually)	9/19/2020	LCH	GBP	1,210,000	2,978	1,160	1,818
6-Month NIBOR (Semiannually)	1.60% (Annually)	9/19/2020	LCH	NOK	34,550,000	5,095	6,198	(1,103)
0.10% (Annually)	6-Month EURIBOR (Semiannually)	10/15/2020	LCH	EUR	1,390,000	(7,351)	(7,712)	361
3-Month LIBOR (Quarterly)	2.14% (Semiannually)	11/20/2020	LCH	USD	50,390,000	(742,012)	(82,440)	(659,572)
28-Day Mexico Interbank TIIE (Monthly)	7.35% (Monthly)	4/5/2021	CME	MXN	766,870,000	(649,073)	(31,259)	(617,814)
1.25% (Semiannually)	3-Month LIBOR (Quarterly)	6/21/2021	CME	USD	7,800,000	358,743	233,690	125,053
0.50% (Annually)	3-Month STIBOR (Quarterly)	12/16/2021	LCH	SEK	146,260,000	(31,650)	86,262	(117,912)
6-Month EURIBOR (Semiannually)	0.35% (Annually)	12/16/2021	LCH	EUR	18,300,000	51,977	(66,392)	118,369
3-Month LIBOR (Quarterly)	2.25% (Semiannually)	5/31/2022	CME	USD	13,923,000	(329,835)	25,855	(355,690)
6-Month CDOR (Semiannually)	2.03% (Semiannually)	7/18/2022	LCH	CAD	8,190,000	(88,190)	(24,605)	(63,585)
3-Month LIBOR (Quarterly)	2.85% (Semiannually)	8/31/2022	CME	USD	38,640,000	(53,281)	(11,017)	(42,264)
0.50% (Annually)	3-Month STIBOR (Quarterly)	9/19/2022	LCH	SEK	104,800,000	(89,478)	(23,025)	(66,453)
6.75% (Lunar)	MXN-TIIE-Banxico (Lunar)	12/14/2022	CME	MXN	10,000	24	23	1
0.75% (Semiannually)	6-Month LIBOR (Semiannually)	1/9/2023	LCH	JPY	730,000,000	(211,414)	100,867	(312,281)
2.55% (Annually)	6-Month WIBOR (Semiannually)	3/21/2023	LCH	PLN	8,600,000	(19,385)	5,410	(24,795)
1-Day US Federal Fund Effective Rate (Quarterly)	3-Month LIBOR (Quarterly)	5/15/2023	CME	USD	28,509,000	2,021	(1,020)	3,041
1-Day US Federal Fund Effective Rate (Quarterly)	3-Month LIBOR (Quarterly)	5/15/2023	CME	USD	24,122,000	2,288	(8,291)	10,579

See Notes to Financial Statements.

122

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
1-Day US Federal Fund Effective Rate + 0.36% (Quarterly)	3-Month LIBOR (Quarterly)	5/15/2023	CME	USD	16,128,000	$(1,529)	$13,063	$(14,592)
1-Day US Federal Fund Effective Rate + 0.36% (Quarterly)	3-Month LIBOR (Quarterly)	5/15/2023	CME	USD	16,128,000	(1,507)	13,484	(14,991)
1-Day US Federal Fund Effective Rate + 0.36% (Quarterly)	3-Month LIBOR (Quarterly)	5/15/2023	CME	USD	15,400,000	(1,092)	12,279	(13,371)
1-Day US Federal Fund Effective Rate + 0.36% (Quarterly)	3-Month LIBOR (Quarterly)	5/15/2023	CME	USD	4,975,000	(353)	3,583	(3,936)
6-Month EURIBOR (Semiannually)	0.75% (Annually)	6/15/2023	LCH	EUR	15,710,000	117,175	9,648	107,527
2.75% (Semiannually)	3-Month BBR-FRA / BBR-Telerate (Quarterly)	9/19/2023	LCH	NZD	2,970,000	(15,989)	3,016	(19,005)
2.25% (Semiannually)	3-Month CDOR (Semiannually)	9/19/2023	LCH	CAD	350,000	2,959	2,716	243
3-Month LIBOR (Quarterly)	2.25% (Semiannually)	9/19/2023	LCH	USD	13,650,000	(417,251)	(456,140)	38,889
3-Month LIBOR (Quarterly)	1-Day US Federal Fund Effective Rate + 0.36% (Quarterly)	9/19/2023	CME	USD	52,631,000	52,188	—	52,188
0.75% (Annually)	3-Month STIBOR (Quarterly)	9/19/2023	LCH	SEK	139,100,000	(196,920)	(103,076)	(93,844)
6-Month EURIBOR (Semiannually)	0.50% (Annually)	9/19/2023	LCH	EUR	15,270,000	162,872	45,647	117,225
1.25% (Semiannually)	6-Month LIBOR (Semiannually)	9/19/2023	LCH	GBP	10,410,000	64,301	71,003	(6,702)
2.28% (Semiannually)	3-Month LIBOR (Quarterly)	11/20/2023	LCH	USD	21,970,000	660,872	48,177	612,695
6-Month LIBOR (Semiannually)	1.20% (Semiannually)	11/21/2023	LCH	GBP	8,940,000	(99,203)	(131,723)	32,520
2.88% (Semiannually)	3-Month LIBOR (Quarterly)	2/28/2025	LCH	USD	10,770,000	5,962	60,021	(54,059)
2.50% (Semiannually)	3-Month LIBOR (Quarterly)	12/16/2025	LCH	USD	1,500,000	40,065	(20,888)	60,953
1.75% (Semiannually)	3-Month LIBOR (Quarterly)	12/21/2026	LCH	USD	4,800,000	421,033	273,340	147,693
1.75% (Semiannually)	3-Month LIBOR (Quarterly)	12/21/2026	CME	USD	400,000	35,086	23,697	11,389
1.50% (Semiannually)	3-Month LIBOR (Quarterly)	6/21/2027	CME	USD	4,600,000	518,868	310,356	208,512
2.00% (Annually)	3-Month STIBOR (Quarterly)	11/2/2027	LCH	SEK	13,780,000	(16,545)	1,258	(17,803)
2.50% (Semiannually)	3-Month LIBOR (Quarterly)	12/20/2027	CME	USD	2,200,000	76,886	49,008	27,878
2.25% (Semiannually)	3-Month LIBOR (Quarterly)	6/20/2028	LCH	USD	51,000,000	3,022,030	3,014,782	7,248
2.25% (Semiannually)	3-Month LIBOR (Quarterly)	6/20/2028	CME	USD	41,700,000	2,470,954	2,813,960	(343,006)
3.25% (Semiannually)	3-Month BBR-FRA / BBR-Telerate (Quarterly)	9/19/2028	LCH	NZD	2,390,000	(27,486)	789	(28,275)
3-Month CDOR (Semiannually)	2.25% (Semiannually)	9/19/2028	LCH	CAD	1,610,000	(36,524)	(44,328)	7,804
3-Month LIBOR (Quarterly)	2.50% (Semiannually)	9/19/2028	LCH	USD	180,000	(6,988)	(8,878)	1,890
1.25% (Annually)	3-Month STIBOR (Quarterly)	9/19/2028	LCH	SEK	9,090,000	(5,753)	10,114	(15,867)
6-Month ASX Australian Bank Bill Short Term Rates Mid (Semiannually)	2.75% (Semiannually)	9/19/2028	LCH	AUD	2,180,000	(12,377)	(37,275)	24,898
1.50% (Semiannually)	6-Month LIBOR (Semiannually)	9/19/2028	LCH	GBP	14,200,000	83,665	310,155	(226,490)
1.40% (Semiannually)	6-Month LIBOR (Semiannually)	11/21/2028	LCH	GBP	5,420,000	112,310	139,953	(27,643)
2.05% (Semiannually)	6-Month LIBOR (Semiannually)	2/1/2037	LCH	GBP	3,300,000	(89,773)	(57,850)	(31,923)
2.04% (Semiannually)	6-Month LIBOR (Semiannually)	2/1/2037	LCH	GBP	2,100,000	(54,803)	(29,953)	(24,850)
6-Month EURIBOR (Semiannually)	2.05% (Annually)	2/3/2037	LCH	EUR	5,600,000	43,141	26,857	16,284

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
1.75% (Semiannually)	6-Month LIBOR (Semiannually)	12/14/2037	LCH	GBP	3,660,000	$16,213	$12,131	$4,082
1.50% (Annually)	6-Month EURIBOR (Semiannually)	9/19/2038	LCH	EUR	3,030,000	(59,731)	1,630	(61,361)
2.95% (Semiannually)	3-Month LIBOR (Quarterly)	11/15/2043	CME	USD	6,522,000	40,990	(42,648)	83,638
2.75% (Semiannually)	3-Month LIBOR (Quarterly)	12/16/2045	CME	USD	8,200,000	292,011	(76,299)	368,310
2.50% (Semiannually)	3-Month LIBOR (Quarterly)	6/15/2046	CME	USD	4,700,000	403,148	(59,355)	462,503
2.25% (Semiannually)	3-Month LIBOR (Quarterly)	12/21/2046	CME	USD	600,000	82,224	58,844	23,380
2.75% (Semiannually)	3-Month LIBOR (Quarterly)	12/20/2047	CME	USD	3,200,000	115,354	(116,555)	231,909
2.54% (Semiannually)	3-Month LIBOR (Quarterly)	3/23/2048	CME	USD	500,000	36,682	—	36,682
3-Month LIBOR (Quarterly)	3.00% (Semiannually)	6/15/2048	LCH	USD	8,510,000	81,055	3,155	77,900
2.54% (Semiannually)	6-Month CDOR
	(Semiannually)	7/18/2048	LCH	CAD	1,200,000	15,497	4,536	10,961
1.50% (Annually)	6-Month EURIBOR (Semiannually)	9/19/2048	LCH	EUR	780,000	(8,113)	12,866	(20,979)
1.00% (Semiannually)	6-Month LIBOR (Semiannually)	9/19/2048	LCH	JPY	189,610,000	(71,669)	(58,931)	(12,738)

						$6,312,844	$6,448,850	$(136,006)

Total Swap agreements outstanding at June 30, 2018						$6,817,756	$6,805,222	$12,534

See Notes to Financial Statements.

124

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$11,934,294	$—	$11,934,294	$—
Asset-Backed Securities	113,810,507	—	112,952,676	857,831
Certificates of Deposit	299,834	—	299,834	—
Commercial Paper	38,001,242	—	38,001,242	—
Corporate Bonds	275,474,002	—	275,474,002	—
Foreign Bonds:
Argentina	5,436,412	—	5,436,412	—
Australia	3,928,434	—	3,928,434	—
Bermuda	343,870	—	343,870	—
Brazil	5,294,823	—	5,294,823	—
Canada	5,263,783	—	5,263,783	—
Chile	744,295	—	744,295	—
China	1,225,596	—	1,225,596	—
Colombia	1,196,784	—	1,196,784	—
Dominican Republic	63,813	—	63,813	—
Ecuador	790,685	—	790,685	—
Egypt	389,500	—	389,500	—
Finland	244,107	—	244,107	—
France	5,960,540	—	5,960,540	—
Germany	13,606,465	—	13,606,465	—
Hong Kong	199,987	—	199,987	—
India	535,265	—	535,265	—
Indonesia	2,785,636	—	2,785,636	—
Ireland	6,551,990	—	6,551,990	—
Israel	2,146,515	—	2,146,515	—
Italy	4,356,794	—	4,356,794	—
Jamaica	250,500	—	250,500	—
Japan	4,335,077	—	4,335,077	—
Jersey	234,671	—	234,671	—
Jordan	1,195,431	—	1,195,431	—
Kazakhstan	201,128	—	201,128	—
Kenya	390,518	—	390,518	—
Kuwait	1,453,227	—	1,453,227	—
Luxembourg	479,961	—	479,961	—
Mexico	9,194,043	—	9,194,043	—
Morocco & Antilles	429,560	—	429,560	—
Netherlands	16,154,648	—	16,154,648	—
Nigeria	423,188	—	423,188	—
Norway	1,107,939	—	1,107,939	—
Peru	384,037	—	384,037	—
Poland	1,200,196	—	1,200,196	—
Russia	5,299,091	—	5,299,091	—
Saudi Arabia	3,643,768	—	3,643,768	—

See Notes to Financial Statements.

125

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Singapore	$169,742	$—	$169,742	$—
South Africa	770,071	—	770,071	—
South Korea	943,931	—	943,931	—
Spain	2,196,871	—	2,196,871	—
Supranational	10,605,846	—	10,605,846	—
Sweden	1,798,648	—	1,798,648	—
Switzerland	11,244,452	—	11,244,452	—
Turkey	1,199,645	—	1,199,645	—
United Arab Emirates	1,051,619	—	1,051,619	—
United Kingdom	30,876,013	—	30,876,013	—
Loan Agreements	18,796,396	—	18,796,396	—
Money Market Funds	132,976,901	132,976,901	—	—
Mortgage-Backed Securities	600,204,945	—	598,455,609	1,749,336
Municipal Bonds	9,383,079	—	9,383,079	—
Preferred Stock	183,548	183,548	—	—
Purchased Options:
Call Options	476,023	369,566	106,457	—
Call Swaptions	979,750	—	979,750	—
Put Options	133,825	53,143	80,682	—
Put Swaptions	1,493,915	—	1,493,915	—
Repurchase Agreements	285,800,000	—	285,800,000	—
U.S. Treasury Obligations	372,369,138	—	372,369,138	—

Total Assets — Investments in Securities	$2,030,616,514	$133,583,158	$1,894,426,189	$2,607,167

Other Financial Instruments***
Forward Foreign Currency Contracts	$2,120,777	$—	$2,120,777	$—
Futures Contracts	8,568,370	8,568,370	—	—
Swap Agreements	11,015,685	—	11,015,685	—

Total Assets — Other Financial Instruments	$21,704,832	$8,568,370	$13,136,462	$—

Liabilities:
Investments in Securities:
TBA Sale Commitments	$(7,128,555)	$—	$(7,128,555)	$—
Written Options:
Call Options	(536,360)	(491,426)	(44,934)	—
Call Swaptions	(1,282,312)	—	(1,282,312)	—
Put Options	(44,262)	(8,582)	(35,680)	—
Put Swaptions	(2,357,046)	—	(2,357,046)	—

Total Liabilities — Investments in Securities	$(11,348,535)	$(500,008)	$(10,848,527)	$—

See Notes to Financial Statements.

126

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Other Financial Instruments***
Forward Foreign Currency Contracts	$(2,122,925)	$—	$(2,122,925)	$—
Futures Contracts	(2,648,802)	(2,648,802)	—	—
Swap Agreements	(4,197,929)	—	(4,197,929)	—

Total Liabilities — Other Financial Instruments	$(8,969,656)	$(2,648,802)	$(6,320,854)	$—

***

Other financial instruments are derivative instruments, such as futures contracts and forwards contracts, which are valued at the unrealized appreciation (depreciation) on the investment and swap contracts, which are valued at the market value of the investment for this fund. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding”, “Forwards Foreign Currency Contracts outstanding” and “Swap agreements outstanding” disclosures.

There were no transfers between Level 1, Level 2 and Level 3 during the six-month period ended June 30, 2018.

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, corporate bonds, foreign bonds, mortgage-backed securities and swap agreements are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the year ended June 30, 2018.

See Notes to Financial Statements.

127

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	June 30, 2018 (Unaudited)

	Par	Value
ASSET-BACKED SECURITY — 0.3%
Towd Point Mortgage Trust, Series 2016-4, Class A1
2.25%, 07/25/56 144A
(Cost $622,164)	$630,001	$616,251

CORPORATE BONDS — 32.4%
21st Century Fox America, Inc.
4.75%, 09/15/44	623,000	632,464
AbbVie, Inc.
4.70%, 05/14/45	558,000	554,053
AES Corporation
4.88%, 05/15/23	145,000	145,362
Aflac, Inc.
6.45%, 08/15/40	328,000	403,921
Allison Transmission, Inc.
4.75%, 10/01/27 144A	85,000	79,475
Ally Financial, Inc.
8.00%, 11/01/31	177,000	211,515
Alta Wind Holdings LLC
7.00%, 06/30/35 144A	392,294	422,746
American Airlines Pass Through Trust, Series 2016-1, Class B
5.25%, 01/15/24	609,458	622,732
American Airlines Pass Through Trust, Series 2017-1, Class B
4.95%, 02/15/25	126,056	128,062
American International Group, Inc.
3.90%, 04/01/26Δ	1,800,000	1,744,879
Anadarko Holding Co.
7.15%, 05/15/28	250,000	285,681
Antero Resources Corporation
5.38%, 11/01/21	125,000	127,031
5.13%, 12/01/22Δ	35,000	35,263
Apple, Inc.
4.38%, 05/13/45	676,000	697,563
3.85%, 08/04/46	367,000	347,025
4.25%, 02/09/47	242,000	246,054
AT&T, Inc.
4.30%, 02/15/30 144A	2,000,000	1,892,053
4.50%, 05/15/35	529,000	490,705
4.30%, 12/15/42	1,242,000	1,059,269
4.75%, 05/15/46	1,153,000	1,033,730
AXA Equitable Holdings, Inc.
5.00%, 04/20/48 144A	1,328,000	1,229,790
Bank of America Corporation
3.50%, 04/19/26	964,000	933,390
6.11%, 01/29/37	900,000	1,036,832
Bank of America NA
6.00%, 10/15/36Δ	1,315,000	1,553,897
Booking Holdings, Inc.
0.90%, 09/15/21 CONVΔ	110,000	131,693
Bruce Mansfield Unit 1 2007 Pass-Through Trust
6.85%, 06/01/34#	840,138	424,269
Burlington Northern Santa Fe LLC
4.15%, 04/01/45	879,000	859,163
CB Escrow Corporation
8.00%, 10/15/25 144AΔ	170,000	159,375

	Par	Value
CenturyLink, Inc.
6.88%, 01/15/28Δ	$65,000	$60,125
7.65%, 03/15/42	295,000	246,325
Chesapeake Energy Corporation
6.63%, 08/15/20	25,000	25,813
6.88%, 11/15/20	15,000	15,563
4.88%, 04/15/22Δ	70,000	67,550
5.75%, 03/15/23Δ	20,000	19,000
Citigroup, Inc.
8.13%, 07/15/39	858,000	1,210,440
(Variable, ICE LIBOR USD 3M + 1.84%), 4.28%, 04/24/48Δ^	533,000	506,131
Continental Airlines Pass Through Trust, Series 1999-2, Class B
7.57%, 03/15/20	45	48
Continental Resources, Inc.
4.50%, 04/15/23	40,000	40,633
3.80%, 06/01/24	125,000	122,102
Cox Communications, Inc.
4.60%, 08/15/47 144A	255,000	233,926
CSC Holdings LLC
5.38%, 02/01/28 144A	200,000	185,500
Cummins, Inc.
5.65%, 03/01/98	1,620,000	1,751,876
CVS Health Corporation
5.13%, 07/20/45	240,000	244,074
DCP Midstream Operating LP
6.45%, 11/03/36 144A	490,000	517,562
Dell International LLC
6.02%, 06/15/26 144A	140,000	147,281
8.10%, 07/15/36 144A	180,000	211,876
8.35%, 07/15/46 144A	130,000	157,034
Dillard’s, Inc.
7.00%, 12/01/28	500,000	542,523
DISH Network Corporation
2.38%, 03/15/24 CONV	1,080,000	955,107
Dow Chemical Co.
9.40%, 05/15/39	374,000	575,722
Dynegy, Inc.
8.13%, 01/30/26 144A	80,000	87,200
Enable Midstream Partners LP
5.00%, 05/15/44Δ	445,000	395,528
Enbridge Energy Partners LP
7.38%, 10/15/45	305,000	389,346
Energy Transfer Partners LP
5.15%, 03/15/45	770,000	688,681
Enterprise Products Operating LLC
5.10%, 02/15/45	595,000	614,790
EQT Corporation
3.90%, 10/01/27Δ	1,800,000	1,681,829
Foot Locker, Inc.
8.50%, 01/15/22	445,000	510,637
Ford Motor Co.
6.63%, 10/01/28	680,000	764,075
6.38%, 02/01/29	1,255,000	1,369,298
Freeport-McMoRan, Inc.
3.55%, 03/01/22	25,000	23,813

See Notes to Financial Statements.

128

	Par	Value
5.45%, 03/15/43	$55,000	$48,521
General Electric Co.
5.88%, 01/14/38	150,000	170,517
General Motors Co.
5.20%, 04/01/45	1,085,000	999,504
General Motors Financial Co., Inc.
3.45%, 04/10/22	130,000	127,853
5.25%, 03/01/26	250,000	259,454
Goldman Sachs Group, Inc.
3.50%, 11/16/26	2,755,000	2,598,583
6.75%, 10/01/37	500,000	594,442
Goodyear Tire & Rubber Co.
4.88%, 03/15/27Δ	355,000	325,272
HCA, Inc.
7.05%, 12/01/27	500,000	518,750
Hewlett Packard Enterprise Co.
6.35%, 10/15/45	135,000	133,792
iStar, Inc. REIT
3.13%, 09/15/22 144A CONV	75,000	73,119
Jefferies Group LLC
6.45%, 06/08/27	50,000	54,042
6.25%, 01/15/36	185,000	190,168
JPMorgan Chase & Co.
4.25%, 11/02/18(Z)	385,000	262,176
5.60%, 07/15/41	1,813,000	2,048,693
KB Home
1.38%, 02/01/19 CONV	80,000	87,074
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	280,000	286,888
Kindred Healthcare, Inc.
8.75%, 01/15/23	70,000	74,594
Liberty Mutual Group, Inc.
6.50%, 03/15/35 144A	1,400,000	1,676,584
Lockheed Martin Corporation
4.70%, 05/15/46	903,000	963,786
Macy’s Retail Holdings, Inc.
6.38%, 03/15/37	124,000	125,154
Marathon Petroleum Corporation
3.63%, 09/15/24	1,500,000	1,466,971
Masco Corporation
7.75%, 08/01/29	129,000	156,594
6.50%, 08/15/32	15,000	16,792
McDonald’s Corporation
4.88%, 12/09/45	625,000	658,685
MetLife, Inc.
6.40%, 12/15/36Δ	310,000	329,375
5.88%, 02/06/41	300,000	351,778
Microchip Technology, Inc.
1.63%, 02/15/25 CONV	85,000	148,522
Microsoft Corporation
4.45%, 11/03/45	595,000	642,134
3.70%, 08/08/46	594,000	579,154
Morgan Stanley
4.75%, 11/16/18(A)	295,000	220,142
3.13%, 08/05/21(C)	235,000	179,734
4.30%, 01/27/45	1,092,000	1,035,607
MPLX LP
4.50%, 04/15/38	809,000	749,611

	Par	Value
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	$100,000	$123,773
Navient Corporation
5.88%, 10/25/24Δ	30,000	29,138
6.75%, 06/15/26	120,000	117,564
5.63%, 08/01/33	1,460,000	1,241,000
New Albertsons LP
6.63%, 06/01/28	35,000	27,125
7.45%, 08/01/29	65,000	52,975
8.70%, 05/01/30	200,000	175,500
8.00%, 05/01/31Δ	370,000	305,250
Newell Brands, Inc.
5.38%, 04/01/36	417,000	415,746
5.50%, 04/01/46	483,000	471,767
NGL Energy Partners LP
6.88%, 10/15/21	15,000	15,244
7.50%, 11/01/23	100,000	101,375
6.13%, 03/01/25	220,000	209,000
Noble Energy, Inc.
5.05%, 11/15/44Δ	600,000	601,801
Nuance Communications, Inc.
1.25%, 04/01/25 CONV	60,000	56,707
1.00%, 12/15/35 CONV	85,000	76,500
Old Republic International Corporation
4.88%, 10/01/24	230,000	238,756
ON Semiconductor Corporation
1.00%, 12/01/20 CONV	85,000	112,037
ONEOK Partners LP
6.20%, 09/15/43	5,000	5,632
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	1,750,000	2,352,024
Prudential Financial, Inc.
6.63%, 06/21/40	548,000	689,437
PulteGroup, Inc.
6.38%, 05/15/33	1,000,000	1,005,000
Quicken Loans, Inc.
5.75%, 05/01/25 144AΔ	60,000	59,027
5.25%, 01/15/28 144A	65,000	60,193
Qwest Corporation
7.25%, 09/15/25	490,000	524,311
6.88%, 09/15/33	1,918,000	1,803,215
Rockwell Collins, Inc.
4.35%, 04/15/47	236,000	226,306
RPM International, Inc.
2.25%, 12/15/20 CONV	22,000	26,821
Sempra Energy
6.00%, 10/15/39	991,000	1,178,420
Sherwin-Williams Co.
4.50%, 06/01/47Δ	646,000	618,995
SM Energy Co.
1.50%, 07/01/21 CONV	80,000	82,815
5.00%, 01/15/24Δ	15,000	14,269
Southern Co.
4.40%, 07/01/46Δ	1,356,000	1,329,095
Springleaf Finance Corporation
6.88%, 03/15/25	170,000	169,150

See Notes to Financial Statements.

129

EXTENDED-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Sprint Capital Corporation
6.88%, 11/15/28	$1,025,000	$984,000
8.75%, 03/15/32	20,000	21,450
Sprint Communications, Inc.
6.00%, 11/15/22	40,000	39,750
Sprint Corporation
7.13%, 06/15/24	15,000	15,181
Tenet Healthcare Corporation
5.13%, 05/01/25 144AΔ	310,000	295,856
Textron, Inc.
6.63%, 04/07/20(U)	160,000	228,406
Time Warner Cable LLC
5.50%, 09/01/41	25,000	23,333
4.50%, 09/15/42	45,000	37,100
Toro Co.
6.63%, 05/01/37	300,000	355,015
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	455,000	552,226
Transocean, Inc.
5.80%, 10/15/22Δ	205,000	203,975
6.80%, 03/15/38	20,000	16,350
Tyson Foods, Inc.
4.55%, 06/02/47	357,000	343,232
United Airlines Pass-Through Trust, Series 2014-1, Class A
4.00%, 04/11/26Δ	95,784	96,262
United Rentals North America, Inc.
4.88%, 01/15/28	30,000	27,854
United States Steel Corporation
6.65%, 06/01/37Δ	95,000	87,162
Unum Group
5.75%, 08/15/42	800,000	853,429
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%, 10/01/24	318,013	341,056
Verizon Communications, Inc.
4.27%, 01/15/36	1,700,000	1,572,964
5.25%, 03/16/37	999,000	1,029,044
5.50%, 03/16/47	1,000,000	1,051,728
Visa, Inc.
4.30%, 12/14/45	700,000	729,126
Walmart, Inc.
3.63%, 12/15/47	261,000	243,617
Wand Merger Corporation
9.13%, 07/15/26 144A	175,000	177,187
Wells Fargo & Co.
3.90%, 05/01/45Δ	328,000	299,462
WestRock MWV LLC
7.55%, 03/01/47	515,000	670,191
Weyerhaeuser Co. REIT
6.88%, 12/15/33	580,000	710,207
Windstream Services LLC
7.75%, 10/15/20Δ	25,000	22,563
7.50%, 04/01/23	5,000	3,400
8.75%, 12/15/24 144AΔ	14,000	8,925

Total Corporate Bonds (Cost $72,042,237)		75,559,484

	Par	Value
FOREIGN BONDS — 11.3%
Australia — 0.3%
Barrick PD Australia Finance Proprietary, Ltd.
5.95%, 10/15/39	$571,000	$639,358
New South Wales Treasury Corporation
3.50%, 03/20/19(A)	60,000	44,890

		684,248

Brazil — 0.3%
Brazilian Government International Bond
10.25%, 01/10/28(B)	2,525,000	672,328

Canada — 3.6%
Bombardier, Inc.
6.00%, 10/15/22 144AΔ	515,000	515,489
Canadian Government Bond Residual STRIP
3.47%, 06/01/25(C)Ω	3,685,000	2,425,502
Enbridge, Inc.
5.50%, 12/01/46	549,000	588,227
MEG Energy Corporation
7.00%, 03/31/24 144AΔ	340,000	318,750
Province of Ontario Generic Residual STRIP
2.90%, 03/08/29(C)Ω	4,600,000	2,543,095
Province of Saskatchewan Residual STRIP
3.49%, 02/04/22(C)Ω	3,000,000	2,092,914

		8,483,977

Ireland — 0.1%
Johnson Controls International PLC
4.50%, 02/15/47	160,000	153,342

Italy — 0.3%
Telecom Italia Capital SA
6.00%, 09/30/34Δ	785,000	752,030

Luxembourg — 0.6%
ArcelorMittal
7.00%, 10/15/39	215,000	247,938
6.75%, 03/01/41	975,000	1,105,572

		1,353,510

Mexico — 1.3%
America Movil SAB de CV
6.45%, 12/05/22(M)	2,600,000	120,986
8.46%, 12/18/36(M)	12,000,000	531,717
Mexican Bonos
8.00%, 12/07/23(M)	21,300,000	1,088,710
10.00%, 12/05/24(M)	3,500,000	198,079
7.50%, 06/03/27(M)	3,500,000	175,306
8.50%, 05/31/29(M)	500,000	26,877
7.75%, 05/29/31(M)	1,000,000	50,896
Petroleos Mexicanos
6.50%, 03/13/27	181,000	185,827
6.35%, 02/12/48 144A	689,000	625,268

		3,003,666

See Notes to Financial Statements.

130

	Par	Value
Netherlands — 1.2%
Cooperatieve Rabobank UA
3.75%, 07/21/26	$493,000	$462,303
5.25%, 05/24/41	632,000	709,482
Embraer Netherlands Finance BV
5.40%, 02/01/27	80,000	82,872
Enel Finance International NV
6.00%, 10/07/39 144A	500,000	557,411
Petrobras Global Finance BV
5.63%, 05/20/43Δ	120,000	98,055
Shell International Finance BV
4.00%, 05/10/46	1,060,000	1,029,156

		2,939,279

New Zealand — 0.3%
New Zealand Government Bond
5.00%, 03/15/19(Z)	945,000	654,571

Norway — 0.0%
Norway Government Bond
4.50%, 05/22/19(K) 144A	265,000	33,622
3.75%, 05/25/21(K) 144A	196,000	25,877

		59,499

Saudi Arabia — 0.2%
Saudi Government International Bond
4.50%, 10/26/46 144A	520,000	481,298

Spain — 0.3%
Telefonica Emisiones SA Unipersonal
7.05%, 06/20/36	524,000	631,590

Switzerland — 0.5%
Credit Suisse Group AG
(Variable, ICE LIBOR USD 3M + 1.41%), 3.87%, 01/12/29 144A^	1,188,000	1,119,299

United Kingdom — 2.3%
Barclays PLC
4.38%, 01/12/26	865,000	842,256
HSBC Holdings PLC
(Variable, ICE LIBOR USD 3M + 1.53%), 4.58%, 06/19/29^	645,000	652,249
Lloyds Banking Group PLC
4.34%, 01/09/48	1,056,000	909,738
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	1,761,000	1,712,661
Vodafone Group PLC
(Floating, ICE LIBOR USD 3M + 0.99%), 3.29%, 01/16/24†	1,197,000	1,192,363

		5,309,267

Total Foreign Bonds (Cost $28,219,043)		26,297,904

MORTGAGE-BACKED SECURITIES — 6.4%
Federal National Mortgage Association
4.50%, 12/01/47	1,156,492	1,207,590
3.50%, 01/01/48	8,000,394	7,978,244

	Par	Value
JP Morgan Mortgage Trust, Series 2017-1, Class A4
3.50%, 01/25/47 144A	$2,715,519	$2,704,214
JP Morgan Trust, Series 2015-6, Class A5
3.50%, 10/25/45 144A†g	3,133,165	3,123,619

Total Mortgage-Backed Securities (Cost $15,282,342)		15,013,667

MUNICIPAL BOND — 0.1%
State of Illinois, General Obligation
5.10%, 06/01/33
(Cost $188,083)	235,000	222,767

U.S. TREASURY OBLIGATIONS — 47.5%
U.S. Treasury Bills
1.69%, 07/05/18Ω	1,125,000	1,124,845
1.68%, 07/12/18ΩΔ	705,000	704,673

		1,829,518

U.S. Treasury Bonds
5.00%, 05/15/37	215,000	280,793
4.63%, 02/15/40	13,476,000	17,108,995
2.88%, 05/15/43	3,629,000	3,566,768
2.50%, 05/15/46	5,000,000	4,543,557
2.75%, 08/15/47	15,577,000	14,868,130
2.75%, 11/15/47	2,068,300	1,974,055

		42,342,298

U.S. Treasury Notes
0.75%, 08/31/18	905,000	903,323
1.25%, 10/31/19	4,875,000	4,799,303
1.75%, 11/30/19	19,430,000	19,236,837
2.00%, 01/31/20	2,000,000	1,985,195
2.25%, 03/31/20	5,000,000	4,977,930
2.00%, 11/30/22	27,892,000	27,073,760
2.63%, 02/28/23	1,000,000	996,094
2.25%, 02/15/27	1,610,000	1,536,638
2.25%, 11/15/27	3,400,000	3,232,591
2.75%, 02/15/28	1,800,000	1,784,918

		66,526,589

Total U.S. Treasury Obligations (Cost $113,030,219)		110,698,405

	Shares
COMMON STOCK — 0.0%
Industrials — 0.0%
Arconic, Inc.
(Cost $80,543)	2,606	44,328

PREFERRED STOCKS — 0.1%
Chesapeake Energy Corporation
5.00%, 04/30/18 CONV	620	37,510
5.75%, 04/30/18 144A CONV	80	48,920
El Paso Energy Capital Trust I
4.75%, 06/14/18 CONV	5,350	248,989

Total Preferred Stocks (Cost $354,717)		335,419

See Notes to Financial Statements.

131

EXTENDED-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
MONEY MARKET FUNDS — 2.1%
GuideStone Money Market Fund (Investor Class)¥	3,820,844	$3,820,844
Northern Institutional Liquid Assets Portfolio§	961,793	961,793
Northern Institutional U.S. Government Portfolio, 1.72%	188,667	188,667

Total Money Market Funds (Cost $4,971,304)		4,971,304

TOTAL INVESTMENTS — 100.2% (Cost $234,790,652)		233,759,529
Liabilities in Excess of Other Assets — (0.2)%		(565,989)

NET ASSETS — 100.0%		$233,193,540

PORTFOLIO SUMMARY (based on net assets)

	%
U.S. Treasury Obligations	47.5
Corporate Bonds	32.4
Foreign Bonds	11.3
Mortgage-Backed Securities	6.4
Money Market Funds	2.1
Asset-Backed Security	0.3
Preferred Stocks	0.1
Municipal Bond	0.1
Common Stock	—	**

	100.2

**	Rounds to less than 0.05%

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Asset-Backed Security	$616,251	$—	$616,251	$—
Common Stock	44,328	44,328	—	—
Corporate Bonds	75,559,484	—	75,559,484	—
Foreign Bonds	26,297,904	—	26,297,904	—
Money Market Funds	4,971,304	4,971,304	—	—
Mortgage-Backed Securities	15,013,667	—	15,013,667	—
Municipal Bond	222,767	—	222,767	—
Preferred Stocks	335,419	—	335,419	—
U.S. Treasury Obligations	110,698,405	—	110,698,405	—

Total Assets - Investments in Securities	$233,759,529	$5,015,632	$228,743,897	$—

There were no transfers between Level 1, Level 2 and Level 3 during the six-month period ended June 30, 2018.

See Notes to Financial Statements.

132

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS	June 30, 2018 (Unaudited)

	Par	Value
ASSET-BACKED SECURITIES — 1.1%
Bravo Mortgage Asset Trust, Series 2006-1A, Class M1
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor), 2.49%, 07/25/36 144A†	$880,000	$817,890
Hertz Vehicle Financing II LP, Series 2016-3A, Class B
3.11%, 07/25/20 144A	309,000	307,932
Hertz Vehicle Financing II LP, Series 2017-1A, Class B
3.56%, 10/25/21 144A	610,000	605,367
PFCA Home Equity Investment Trust, Series 2003-IFC5, Class A
4.22%, 01/22/35 144A† g	1,130,928	1,143,210
SLM Student Loan Trust, Series 2003-4, Class A5E
(Floating, ICE LIBOR USD 3M + 0.75%), 3.09%, 03/15/33 144A†	266,349	266,718
SLM Student Loan Trust, Series 2006-10, Class A6
(Floating, ICE LIBOR USD 3M + 0.15%), 2.51%, 03/25/44†	480,000	464,671
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HE4, Class 1A
(Floating, ICE LIBOR USD 1M + 0.17%, 0.17% Floor), 2.26%, 07/25/47†	3,039,427	2,350,970

Total Asset-Backed Securities (Cost $5,483,180)		5,956,758

CORPORATE BONDS — 34.0%
Abbott Laboratories
3.75%, 11/30/26	700,000	689,275
Allison Transmission, Inc.
5.00%, 10/01/24 144A	800,000	789,000
4.75%, 10/01/27 144A	210,000	196,350
Ally Financial, Inc.
8.00%, 12/31/18	104,000	106,210
8.00%, 03/15/20	161,000	172,471
5.13%, 09/30/24	920,000	938,400
8.00%, 11/01/31	345,000	412,275
Amazon.com, Inc.
3.88%, 08/22/37	870,000	852,063
American Airlines Pass Through Trust, Series 2013-1, Class B
5.63%, 01/15/21 144A	473,910	483,388
American Airlines Pass Through Trust, Series 2016-1, Class B
5.25%, 01/15/24	1,546,762	1,580,451
Anadarko Petroleum Corporation
3.45%, 07/15/24Δ	135,000	129,895
4.50%, 07/15/44	215,000	200,963
Andeavor Logistics LP
6.38%, 05/01/24	190,000	203,300
Antero Resources Corporation
5.38%, 11/01/21	365,000	370,931
5.13%, 12/01/22Δ	475,000	478,562
5.63%, 06/01/23	155,000	157,713

	Par	Value
Apple, Inc.
1.55%, 02/07/20	$165,000	$161,950
Ashtead Capital, Inc.
5.63%, 10/01/24 144A	330,000	339,389
4.13%, 08/15/25 144A	274,000	256,875
Avon Products, Inc.
8.95%, 03/15/43	115,000	89,446
Bank of America Corporation
5.49%, 03/15/19	100,000	101,701
(Variable, ICE LIBOR USD 3M + 4.17%), 6.50%, 10/23/24Δ^	490,000	521,237
4.25%, 10/22/26	100,000	98,919
(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28^	860,000	810,807
6.11%, 01/29/37	1,300,000	1,497,646
Barrick North America Finance LLC
5.75%, 05/01/43	2,440,000	2,731,155
Beacon Roofing Supply, Inc.
4.88%, 11/01/25 144AΔ	310,000	286,564
Beazer Homes USA, Inc.
7.25%, 02/01/23	3,000	3,083
Berry Petroleum Corporation (Escrow)
6.38%, 09/15/22†††#Δ	60,000	—
Best Buy Co., Inc.
5.00%, 08/01/18	3,455,000	3,460,590
Blue Cube Spinco LLC
10.00%, 10/15/25	1,525,000	1,780,437
Blue Racer Midstream LLC
6.13%, 11/15/22 144A	200,000	203,000
Booking Holdings, Inc.
0.90%, 09/15/21 CONVΔ	570,000	682,407
Braskem America Finance Co.
7.13%, 07/22/41	2,290,000	2,576,250
CalAmp Corporation
1.63%, 05/15/20 CONV	65,000	69,420
California Resources Corporation
8.00%, 12/15/22 144AΔ	1,390,000	1,268,375
Care Capital Properties LP REIT
5.13%, 08/15/26	220,000	210,558
Carrizo Oil & Gas, Inc.
6.25%, 04/15/23Δ	320,000	325,600
CB Escrow Corporation
8.00%, 10/15/25 144AΔ	405,000	379,688
CCO Holdings LLC
5.38%, 05/01/25 144A	380,000	368,600
Celgene Corporation
5.00%, 08/15/45	1,120,000	1,100,726
Centene Corporation
4.75%, 05/15/22	550,000	556,187
6.13%, 02/15/24	200,000	211,250
4.75%, 01/15/25	260,000	259,350
CenturyLink, Inc.
5.63%, 04/01/20Δ	295,000	299,425
6.75%, 12/01/23Δ	600,000	604,500
5.63%, 04/01/25Δ	90,000	85,275
7.60%, 09/15/39	810,000	676,350

See Notes to Financial Statements.

133

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
7.65%, 03/15/42	$260,000	$217,100
Charter Communications Operating LLC
6.48%, 10/23/45	300,000	317,243
5.75%, 04/01/48	1,000,000	971,508
Chemours Co.
6.63%, 05/15/23	37,000	38,850
Chesapeake Energy Corporation
6.63%, 08/15/20	145,000	149,713
6.88%, 11/15/20	5,000	5,188
6.13%, 02/15/21	665,000	676,637
5.38%, 06/15/21	80,000	78,800
4.88%, 04/15/22Δ	2,570,000	2,480,050
5.75%, 03/15/23Δ	870,000	826,500
5.50%, 09/15/26 CONV	40,000	40,751
Cincinnati Bell, Inc.
7.00%, 07/15/24 144AΔ	355,000	325,713
CIT Group, Inc.
5.00%, 08/15/22	412,000	417,665
5.00%, 08/01/23	670,000	679,447
5.25%, 03/07/25	750,000	757,500
Citigroup, Inc.
5.13%, 11/12/19(Z)	640,000	446,467
3.50%, 05/15/23	1,305,000	1,277,583
(Variable, ICE LIBOR USD 3M + 3.47%), 5.35%, 05/15/23Δ^	1,180,000	1,166,666
(Variable, ICE LIBOR USD 3M + 3.42%), 6.30%, 05/15/24^	1,330,000	1,351,493
(Variable, ICE LIBOR USD 3M + 3.91%), 5.95%, 05/15/25^	250,000	252,500
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/20Δ	345,000	344,238
CME Group, Inc.
5.30%, 09/15/43	860,000	1,012,088
Comcast Corporation
5.15%, 03/01/20	170,000	175,515
3.15%, 03/01/26	1,010,000	949,381
ConocoPhillips
6.50%, 02/01/39	20,000	25,622
Consolidated Communications, Inc.
6.50%, 10/01/22Δ	50,000	46,875
Continental Airlines Pass Through Trust, Series 2007-1, Class A
5.98%, 04/19/22	382,238	405,217
Continental Resources, Inc.
5.00%, 09/15/22	95,000	96,364
4.50%, 04/15/23	525,000	533,304
3.80%, 06/01/24	315,000	307,698
4.90%, 06/01/44	370,000	363,688
Covey Park Energy LLC
7.50%, 05/15/25 144AΔ	1,360,000	1,394,000
CSC Holdings LLC
5.38%, 02/01/28 144A	265,000	245,788
CTR Partnership LP REIT
5.25%, 06/01/25	600,000	580,500

	Par	Value
Cummins, Inc.
5.65%, 03/01/98	$860,000	$930,008
CVS Health Corporation
4.10%, 03/25/25	1,800,000	1,793,074
D.R. Horton, Inc.
4.38%, 09/15/22	1,405,000	1,437,133
DAE Funding LLC
4.50%, 08/01/22 144AΔ	365,000	354,963
5.00%, 08/01/24 144A	750,000	722,250
DaVita, Inc.
5.00%, 05/01/25	90,000	84,938
Dell International LLC
4.42%, 06/15/21 144A	610,000	619,334
5.88%, 06/15/21 144A	500,000	508,061
7.13%, 06/15/24 144A	290,000	307,498
6.02%, 06/15/26 144A	260,000	273,523
8.10%, 07/15/36 144A	440,000	517,919
8.35%, 07/15/46 144A	240,000	289,909
Delta Air Lines Pass Through Trust, Series 2007-1, Class B
8.02%, 08/10/22	39,193	43,122
Dillard’s, Inc.
7.75%, 07/15/26	890,000	1,003,552
DISH DBS Corporation
5.88%, 07/15/22Δ	600,000	566,250
5.00%, 03/15/23Δ	975,000	849,469
5.88%, 11/15/24Δ	1,370,000	1,164,500
7.75%, 07/01/26	2,020,000	1,777,600
DISH Network Corporation
2.38%, 03/15/24 CONV	1,785,000	1,578,579
DJO Finance LLC
8.13%, 06/15/21 144A	830,000	844,276
El Paso Natural Gas Co. LLC
8.63%, 01/15/22	90,000	103,615
8.38%, 06/15/32	75,000	94,382
Embarq Corporation
8.00%, 06/01/36	995,000	944,006
Enable Midstream Partners LP
5.00%, 05/15/44Δ	260,000	231,095
Enbridge Energy Partners LP
7.38%, 10/15/45	175,000	223,395
Energy Transfer Partners LP
5.88%, 03/01/22	340,000	359,862
5.00%, 10/01/22	80,000	82,885
EnLink Midstream Partners LP
4.15%, 06/01/25	460,000	425,763
Enterprise Products Operating LLC
(Variable, ICE LIBOR USD 3M + 3.71%), 6.07%, 08/01/66†Δ	60,000	60,225
EP Energy LLC
9.38%, 05/01/24 144A	110,000	90,750
ERAC USA Finance LLC
7.00%, 10/15/37 144A	1,065,000	1,334,769
Evolent Health, Inc.
2.00%, 12/01/21 CONV	95,000	108,224

See Notes to Financial Statements.

134

	Par	Value
Extraction Oil & Gas, Inc.
5.63%, 02/01/26 144A	$1,220,000	$1,169,748
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/25 144A	600,000	586,500
First Data Corporation
7.00%, 12/01/23 144A	260,000	271,461
5.00%, 01/15/24 144AΔ	590,000	587,787
FirstEnergy Corporation
7.38%, 11/15/31	185,000	240,319
Ford Motor Co.
6.63%, 10/01/28	850,000	955,093
4.75%, 01/15/43Δ	350,000	303,540
Ford Motor Credit Co. LLC
4.39%, 01/08/26	3,085,000	3,035,992
Freeport-McMoRan, Inc.
3.55%, 03/01/22	380,000	361,950
5.45%, 03/15/43	2,185,000	1,927,607
Fresenius Medical Care US Finance II, Inc.
5.88%, 01/31/22 144AΔ	750,000	795,596
Frontier Communications Corporation
11.00%, 09/15/25	295,000	237,387
7.88%, 01/15/27	405,000	237,938
General Electric Co.
3.15%, 09/07/22Δ	95,000	93,133
6.75%, 03/15/32	30,000	36,713
6.88%, 01/10/39	161,000	204,251
General Motors Co.
5.20%, 04/01/45	210,000	193,452
General Motors Financial Co., Inc.
3.45%, 04/10/22	300,000	295,045
5.25%, 03/01/26	625,000	648,636
Genesis Energy LP
5.63%, 06/15/24	130,000	122,200
GEO Group, Inc. REIT
5.88%, 10/15/24	400,000	396,000
Georgia-Pacific LLC
8.88%, 05/15/31	605,000	885,942
Gilead Sciences, Inc.
4.00%, 09/01/36	940,000	906,211
Global Marine, Inc.
7.00%, 06/01/28	45,000	45,675
Goldman Sachs Capital II
(Variable, ICE LIBOR USD 3M + 0.77%), 4.00%, 08/06/18†	58,000	48,900
Goldman Sachs Group, Inc.
2.90%, 07/19/18	130,000	130,030
6.75%, 10/01/37	355,000	422,054
5.15%, 05/22/45	810,000	807,881
Goodyear Tire & Rubber Co.
5.13%, 11/15/23Δ	570,000	567,150
4.88%, 03/15/27Δ	835,000	765,077
7.00%, 03/15/28	690,000	731,400
Hanesbrands, Inc.
4.63%, 05/15/24 144AΔ	160,000	156,800

	Par	Value
4.88%, 05/15/26 144A	$783,000	$759,510
Harris Corporation
5.05%, 04/27/45	870,000	902,991
HCA, Inc.
7.50%, 02/15/22	40,000	43,600
5.88%, 05/01/23	30,000	31,200
5.00%, 03/15/24	50,000	50,125
8.36%, 04/15/24	90,000	101,025
5.38%, 02/01/25	620,000	612,064
7.69%, 06/15/25	275,000	299,750
7.58%, 09/15/25	715,000	775,775
5.25%, 06/15/26	500,000	497,850
4.50%, 02/15/27	450,000	424,687
7.05%, 12/01/27	20,000	20,750
7.50%, 11/06/33	205,000	216,788
7.75%, 07/15/36	120,000	127,200
Hercules LLC
6.50%, 06/30/29	250,000	254,375
Hilton Worldwide Finance LLC
4.63%, 04/01/25Δ	250,000	244,375
4.88%, 04/01/27	720,000	696,600
International Business Machines Corporation
1.63%, 05/15/20	720,000	703,672
International Lease Finance Corporation
6.25%, 05/15/19	75,000	76,912
4.63%, 04/15/21	300,000	307,158
INVISTA Finance LLC
4.25%, 10/15/19 144A	915,000	918,431
iStar, Inc. REIT
3.13%, 09/15/22 144A CONV	205,000	199,857
J.C. Penney Corporation, Inc.
6.38%, 10/15/36	480,000	272,400
7.63%, 03/01/97	815,000	468,625
Jaguar Holding Co. II
6.38%, 08/01/23 144A	190,000	189,563
Jefferies Finance LLC
7.50%, 04/15/21 144A	275,000	280,500
6.88%, 04/15/22 144A	200,000	200,500
Jefferies Group LLC
6.88%, 04/15/21	270,000	291,163
5.13%, 01/20/23	305,000	317,354
6.45%, 06/08/27	35,000	37,830
6.25%, 01/15/36	1,135,000	1,166,705
6.50%, 01/20/43	510,000	530,444
JPMorgan Chase & Co.
4.25%, 11/02/18(Z)	360,000	245,152
(Variable, ICE LIBOR USD 3M + 3.33%), 6.13%, 04/30/24^	260,000	267,475
K Hovnanian Enterprises, Inc.
5.00%, 11/01/21	795,000	727,425
KB Home
1.38%, 02/01/19 CONV	370,000	402,719
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	75,000	81,192

See Notes to Financial Statements.

135

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
6.95%, 01/15/38	$90,000	$102,864
Kinder Morgan, Inc.
7.75%, 01/15/32	780,000	954,644
Kraft Heinz Foods Co.
4.88%, 02/15/25 144A	196,000	200,032
5.20%, 07/15/45	830,000	810,339
Lamb Weston Holdings, Inc.
4.63%, 11/01/24 144A	440,000	430,100
4.88%, 11/01/26 144A	1,430,000	1,394,250
Lennar Corporation
4.75%, 11/15/22	315,000	316,181
4.75%, 11/29/27	1,000,000	942,800
Leonardo US Holdings, Inc.
6.25%, 01/15/40 144A	143,000	155,155
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 144A	500,000	508,595
Lockheed Martin Corporation
3.80%, 03/01/45	1,090,000	1,005,136
Magnum Hunter Resources Corporation (Escrow)
0.00%, 12/31/20Y †††	470,000	—
Masco Corporation
7.75%, 08/01/29	117,000	142,027
6.50%, 08/15/32	47,000	52,615
Match Group, Inc.
5.00%, 12/15/27 144A	650,000	606,125
MBIA Insurance Corporation
13.61%, 01/15/33 144A	435,000	224,025
Microchip Technology, Inc.
1.63%, 02/15/25 CONV	280,000	489,250
Midas Intermediate Holdco II LLC
7.88%, 10/01/22 144A	1,015,000	984,550
Morgan Stanley
4.75%, 11/16/18(A)	275,000	205,217
5.75%, 01/25/21	205,000	216,813
3.13%, 08/05/21(C)	535,000	409,183
4.10%, 05/22/23	370,000	371,821
6.25%, 08/09/26	400,000	451,501
4.35%, 09/08/26	940,000	928,752
3.95%, 04/23/27	125,000	119,380
MPH Acquisition Holdings LLC
7.13%, 06/01/24 144A	170,000	174,675
MPLX LP
4.50%, 07/15/23	20,000	20,445
4.88%, 06/01/25	75,000	77,222
MPT Operating Partnership LP REIT
5.25%, 08/01/26	340,000	334,900
5.00%, 10/15/27	1,090,000	1,043,675
Murray Energy Corporation Cash coupon 12.00% or PIK
3.00%, 04/15/24	229,000	229,000
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	1,200,000	1,485,280
Navient Corporation
8.00%, 03/25/20	600,000	634,500
5.88%, 03/25/21	320,000	326,000
5.50%, 01/25/23Δ	1,720,000	1,696,350

	Par	Value
6.13%, 03/25/24	$1,480,000	$1,468,900
5.88%, 10/25/24Δ	1,100,000	1,068,375
6.75%, 06/15/26	260,000	254,722
Navios Maritime Acquisition Corporation
8.13%, 11/15/21 144A	90,000	74,025
NCL Corporation, Ltd.
4.75%, 12/15/21 144AΔ	468,000	468,000
New Albertsons LP
7.75%, 06/15/26	410,000	356,700
6.63%, 06/01/28	60,000	46,500
7.45%, 08/01/29	1,415,000	1,153,225
8.70%, 05/01/30	320,000	280,800
8.00%, 05/01/31Δ	1,310,000	1,080,750
Newell Brands, Inc.
3.85%, 04/01/23	680,000	670,529
4.00%, 12/01/24	445,000	437,048
Newfield Exploration Co.
5.63%, 07/01/24Δ	955,000	1,011,106
Newmont Mining Corporation
4.88%, 03/15/42Δ	575,000	576,370
NGL Energy Partners LP
6.88%, 10/15/21	50,000	50,813
7.50%, 11/01/23	785,000	795,794
6.13%, 03/01/25	740,000	703,000
NGPL PipeCo LLC
4.38%, 08/15/22 144A	600,000	596,250
7.77%, 12/15/37 144A	200,000	236,000
Noble Holding International, Ltd.
7.88%, 02/01/26 144A	215,000	221,719
NRG Energy, Inc.
7.25%, 05/15/26	230,000	246,100
NRG REMA LLC
9.68%, 07/02/26	183,957	132,449
Nuance Communications, Inc.
1.25%, 04/01/25 CONVΔ	155,000	146,492
1.50%, 11/01/35 CONV	5,000	4,830
1.00%, 12/15/35 CONV	1,430,000	1,286,994
Oasis Petroleum, Inc.
6.88%, 03/15/22	313,000	319,169
6.88%, 01/15/23Δ	95,000	96,781
Old Republic International Corporation
4.88%, 10/01/24	520,000	539,796
ON Semiconductor Corporation
1.00%, 12/01/20 CONV	645,000	850,162
ONEOK Partners LP
4.90%, 03/15/25	60,000	62,037
6.20%, 09/15/43	20,000	22,528
Outfront Media Capital LLC
5.25%, 02/15/22	110,000	111,596
5.88%, 03/15/25	170,000	172,023
Owens Corning
7.00%, 12/01/36	1,043,000	1,211,529
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/25 144A	1,500,000	1,468,125

See Notes to Financial Statements.

136

	Par	Value
Pactiv LLC
8.38%, 04/15/27	$200,000	$223,000
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	685,000	920,649
Pride International, Inc.
7.88%, 08/15/40Δ	270,000	243,675
PulteGroup, Inc.
7.88%, 06/15/32	1,500,000	1,725,000
6.38%, 05/15/33	470,000	472,350
6.00%, 02/15/35	180,000	174,600
QEP Resources, Inc.
5.38%, 10/01/22	315,000	322,088
5.25%, 05/01/23	1,500,000	1,473,750
Quicken Loans, Inc.
5.75%, 05/01/25 144A	1,895,000	1,864,263
5.25%, 01/15/28 144A	140,000	129,647
Qwest Capital Funding, Inc.
6.50%, 11/15/18	225,000	228,026
Qwest Corporation
6.88%, 09/15/33	2,124,000	1,996,887
7.25%, 10/15/35	110,000	107,543
Range Resources Corporation
5.00%, 08/15/22	520,000	517,400
5.00%, 03/15/23	1,450,000	1,410,125
4.88%, 05/15/25Δ	240,000	226,200
Reliance Holding USA, Inc.
4.50%, 10/19/20 144A	540,000	549,102
Reynolds Group Issuer, Inc.
5.75%, 10/15/20	58,146	58,437
5.13%, 07/15/23 144A	940,000	929,425
Rovi Corporation
0.50%, 03/01/20 CONV	985,000	937,656
RPM International, Inc.
2.25%, 12/15/20 CONVΔ	47,000	57,299
RSP Permian, Inc.
5.25%, 01/15/25Δ	910,000	977,977
Sealed Air Corporation
4.88%, 12/01/22 144A	25,000	25,344
ServiceMaster Co. LLC
7.45%, 08/15/27	1,195,000	1,275,662
SM Energy Co.
1.50%, 07/01/21 CONV	235,000	243,269
5.00%, 01/15/24Δ	40,000	38,050
Southern Copper Corporation
5.25%, 11/08/42	1,210,000	1,201,676
Southwestern Energy Co.
6.70%, 01/23/25Δ	280,000	275,100
Spectrum Brands, Inc.
5.75%, 07/15/25Δ	910,000	903,175
Springleaf Finance Corporation
6.13%, 05/15/22Δ	1,165,000	1,194,125
8.25%, 10/01/23Δ	55,000	60,500
6.88%, 03/15/25	525,000	522,375
Sprint Capital Corporation
6.88%, 11/15/28	2,865,000	2,750,400
8.75%, 03/15/32	765,000	820,462
Sprint Communications, Inc.
11.50%, 11/15/21	570,000	675,450

	Par	Value
Sprint Corporation
7.88%, 09/15/23	$680,000	$706,775
Targa Resources Partners LP
4.25%, 11/15/23	430,000	413,875
6.75%, 03/15/24	1,050,000	1,105,125
5.13%, 02/01/25Δ	60,000	59,400
5.88%, 04/15/26 144AΔ	870,000	877,612
5.38%, 02/01/27Δ	50,000	48,625
Taylor Morrison Communities, Inc.
5.25%, 04/15/21 144A	410,000	410,513
Tenet Healthcare Corporation
7.50%, 01/01/22 144A	400,000	417,500
8.13%, 04/01/22Δ	20,000	20,985
6.75%, 06/15/23Δ	285,000	284,644
5.13%, 05/01/25 144AΔ	950,000	906,656
6.88%, 11/15/31	85,000	77,775
Textron, Inc.
6.63%, 04/07/20(U)	130,000	185,580
Time Warner Cable LLC
8.75%, 02/14/19	190,000	196,369
8.25%, 04/01/19	40,000	41,497
5.50%, 09/01/41	60,000	55,999
4.50%, 09/15/42	105,000	86,567
Time Warner, Inc.
4.00%, 01/15/22	50,000	50,543
TransDigm, Inc.
6.50%, 07/15/24	199,000	202,980
6.50%, 05/15/25	195,000	197,681
Transocean Proteus, Ltd.
6.25%, 12/01/24 144A	1,364,250	1,383,008
Transocean, Inc.
5.80%, 10/15/22Δ	430,000	427,850
6.80%, 03/15/38Δ	80,000	65,400
TRI Pointe Group, Inc.
4.38%, 06/15/19Δ	100,000	101,020
5.88%, 06/15/24	5,000	4,988
TRU Taj LLC
11.00%, 01/22/19 144A†††	195,000	202,021
12.00%, 08/15/21 144A #	154,000	115,885
United Airlines Pass-Through Trust, Series 2007-1
6.64%, 07/02/22	152,574	160,636
United Airlines Pass-Through Trust, Series 2014-1, Class A
4.00%, 04/11/26Δ	208,227	209,265
United Airlines Pass-Through Trust, Series 2014-2, Class B
4.63%, 09/03/22	68,833	69,048
United Rentals North America, Inc.
5.75%, 11/15/24	540,000	550,800
4.63%, 10/15/25	150,000	143,250
5.50%, 05/15/27	890,000	865,525
4.88%, 01/15/28	445,000	413,160
United States Steel Corporation
6.65%, 06/01/37	760,000	697,300
Uniti Group, Inc. REIT
8.25%, 10/15/23Δ	170,000	163,200

See Notes to Financial Statements.

137

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%, 10/01/24	$231,597	$248,378
US Airways Pass-Through Trust, Series 2012-1, Class B
8.00%, 10/01/19	390,447	410,457
US Airways Pass-Through Trust, Series 2012-2, Class A
4.63%, 06/03/25	185,125	189,537
Valeant Pharmaceuticals International
9.25%, 04/01/26 144A	60,000	62,475
Valvoline, Inc.
4.38%, 08/15/25	650,000	605,312
Vantiv LLC
4.38%, 11/15/25 144A	625,000	598,731
Viking Cruises, Ltd.
5.88%, 09/15/27 144A	130,000	123,175
VOC Escrow, Ltd.
5.00%, 02/15/28 144A	390,000	370,387
Wand Merger Corporation
9.13%, 07/15/26 144A	415,000	420,187
Wells Fargo & Co.
4.48%, 01/16/24	124,000	126,635
(Variable, ICE LIBOR USD 3M + 3.99%), 5.88%, 06/15/25Δ ^	240,000	247,800
WestRock MWV LLC
8.20%, 01/15/30	145,000	192,113
7.95%, 02/15/31	45,000	59,170
WEX, Inc.
4.75%, 02/01/23 144A	440,000	443,443
Weyerhaeuser Co. REIT
8.50%, 01/15/25	405,000	499,903
6.95%, 10/01/27	55,000	65,524
7.38%, 03/15/32	370,000	471,394
6.88%, 12/15/33	490,000	600,002
Whiting Petroleum Corporation
5.75%, 03/15/21Δ	420,000	430,277
6.25%, 04/01/23Δ	980,000	1,006,950
6.63%, 01/15/26 144AΔ	615,000	634,219
William Lyon Homes, Inc.
7.00%, 08/15/22	20,000	20,425
Williams Cos., Inc.
7.50%, 01/15/31	60,000	71,661
5.75%, 06/24/44	440,000	457,050
Windstream Services LLC
7.75%, 10/15/20Δ	255,000	230,138
7.50%, 04/01/23	250,000	170,000
8.75%, 12/15/24 144AΔ	413,000	263,288
WPX Energy, Inc.
8.25%, 08/01/23	430,000	489,125
XPO Logistics, Inc.
6.50%, 06/15/22 144A	20,000	20,525
6.13%, 09/01/23 144A	490,000	504,700
ZF North America Capital, Inc.
4.75%, 04/29/25 144A	550,000	550,722

Total Corporate Bonds (Cost $179,091,266)		184,669,884

	Par	Value
FOREIGN BONDS — 31.6%
Argentina — 1.7%
Argentina POM Politica Monetaria
(Floating, Argentina Central Bank 7D Repo Rate + 0.00%), 40.00%, 06/21/20(ZA) †	$5,680,000	$204,036
Argentine Bonos del Tesoro
21.20%, 09/19/18(ZA)	37,563,000	1,257,191
18.20%, 10/03/21(ZA)	91,281,000	2,763,591
Argentine Republic Government International Bond
4.63%, 01/11/23	680,000	600,872
7.50%, 04/22/26	540,000	500,175
7.63%, 04/22/46	950,000	771,400
Pampa Energia SA
7.50%, 01/24/27 144A	1,810,000	1,638,050
Provincia de Buenos Aires
7.88%, 06/15/27 144A	780,000	686,400
YPF SA
8.50%, 03/23/21 144A	980,000	998,620

		9,420,335

Armenia — 0.1%
Armenia International Bond
6.00%, 09/30/20	520,000	533,234

Austria — 0.1%
Suzano Austria GmbH
5.75%, 07/14/26 144A	370,000	375,217

Bermuda — 0.3%
XLIT, Ltd.
6.38%, 11/15/24	585,000	657,925
6.25%, 05/15/27	640,000	732,865

		1,390,790

Brazil — 2.1%
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/21(B)	25,097,000	6,580,280
10.00%, 01/01/27(B)	927,000	218,508
Brazilian Government International Bond
10.25%, 01/10/28(B)	5,250,000	1,397,910
4.63%, 01/13/28	1,000,000	904,250
Itau Unibanco Holding SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.98%), 6.13%, 12/12/22 144A ^	1,060,000	992,425
Ultrapar International SA
5.25%, 10/06/26 144A	420,000	391,440
Vale Overseas, Ltd.
6.88%, 11/21/36	592,000	667,598

		11,152,411

Canada — 2.3%
1011778 BC ULC
5.00%, 10/15/25 144A	40,000	38,048

See Notes to Financial Statements.

138

	Par	Value
Baytex Energy Corporation
5.13%, 06/01/21 144A	$110,000	$106,975
5.63%, 06/01/24 144A	110,000	103,675
Bombardier, Inc.
6.00%, 10/15/22 144AΔ	1,200,000	1,201,140
First Quantum Minerals, Ltd.
6.50%, 03/01/24 144A	300,000	290,250
7.50%, 04/01/25 144A	650,000	643,922
6.88%, 03/01/26 144AΔ	200,000	192,000
Hudbay Minerals, Inc.
7.25%, 01/15/23 144A	190,000	196,650
7.63%, 01/15/25 144A	1,030,000	1,084,075
MEG Energy Corporation
6.38%, 01/30/23 144A	45,000	42,075
7.00%, 03/31/24 144AΔ	635,000	595,313
Methanex Corporation
5.25%, 03/01/22	75,000	77,310
Province of Ontario Canada
2.10%, 09/08/18(C)	3,500,000	2,664,835
Province of Ontario Generic Residual STRIP
2.96%, 07/13/22(C)Ω	2,600,000	1,788,337
2.90%, 03/08/29(C)Ω	2,400,000	1,326,832
Teine Energy, Ltd.
6.88%, 09/30/22 144A	60,000	60,900
Valeant Pharmaceuticals International, Inc.
7.50%, 07/15/21 144A	40,000	40,700
5.50%, 03/01/23 144AΔ	270,000	252,450
6.13%, 04/15/25 144A	1,460,000	1,350,500
5.50%, 11/01/25 144A	380,000	375,915

		12,431,902

Chile — 0.0%
Corporation Nacional del Cobre de Chile
3.63%, 08/01/27 144A	220,000	210,107

China — 0.3%
Park Aerospace Holdings, Ltd.
5.25%, 08/15/22 144A	310,000	308,066
4.50%, 03/15/23 144A	260,000	247,598
5.50%, 02/15/24 144A	1,160,000	1,148,156

		1,703,820

Colombia — 1.6%
Colombia Government International Bond
5.63%, 02/26/44	4,427,000	4,714,755
Colombian TES
10.00%, 07/24/24(X)	23,100,000	9,399
Ecopetrol SA
5.88%, 09/18/23	190,000	201,875
4.13%, 01/16/25	920,000	894,700
5.38%, 06/26/26	80,000	82,280

	Par	Value
Millicom Internatinal Cellular
5.13%, 01/15/28 144AΔ	$1,820,000	$1,680,770
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	1,190,000	1,210,825

		8,794,604

Ecuador — 0.1%
Ecuador Government International Bond
9.65%, 12/13/26 144AΔ	810,000	761,765

France — 0.5%
3AB Optique Developpement SAS
4.00%, 10/01/23(E) 144A	200,000	221,290
Altice France SA
5.63%, 05/15/24(E) 144A	160,000	194,160
5.63%, 05/15/24(E)	500,000	606,751
7.38%, 05/01/26 144A	1,100,000	1,079,595
Burger King France SAS
(Floating, Euribor 3M + 5.25%), 5.25%, 05/01/23(E) 144A†	130,000	153,385
6.00%, 05/01/24(E) 144A	120,000	149,752
Europcar Groupe SA
5.75%, 06/15/22(E) 144A	170,000	203,984

		2,608,917

Germany — 1.0%
Bundesrepublik Deutschland Bundesanleihe
1.00%, 08/15/24(E)	2,180,000	2,721,943
IHO Verwaltungs GmbH
Cash coupon 4.13% or PIK 4.88%, 09/15/21 144A	210,000	207,375
Cash coupon 4.75% or PIK 5.50%, 09/15/26 144A	210,000	198,188
KME AG
6.75%, 02/01/23(E) 144A	670,000	777,928
Nidda BondCo GmbH
5.00%, 09/30/25(E)	710,000	760,768
Platin 1426 GmbH
5.38%, 06/15/23(E) 144A	480,000	538,265

		5,204,467

Ghana — 0.3%
Ghana Government International Bond
7.63%, 05/16/29 144AΔ	900,000	880,596
10.75%, 10/14/30 144A	540,000	657,612

		1,538,208

Guatemala — 0.1%
Guatemala Government Bond
4.38%, 06/05/27 144A	760,000	706,800

See Notes to Financial Statements.

139

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Honduras — 0.2%
Honduras Government International Bond
7.50%, 03/15/24	$460,000	$492,660
6.25%, 01/19/27 144A	620,000	623,658

		1,116,318

India — 0.2%
ICICI Bank, Ltd.
4.80%, 05/22/19 144A	920,000	932,442

Indonesia — 1.4%
Indonesia Government International Bond
5.88%, 01/15/24 144A	400,000	428,969
6.63%, 02/17/37	2,125,000	2,445,801
5.25%, 01/17/42 144A	2,710,000	2,729,726
Indonesia Treasury Bond
7.00%, 05/15/27(I)	30,479,000,000	2,004,106

		7,608,602

Ireland — 0.3%
AerCap Ireland Capital DAC
3.50%, 05/26/22	300,000	293,708
Ardagh Packaging Finance PLC
4.63%, 05/15/23 144A	250,000	247,813
7.25%, 05/15/24 144A	460,000	480,125
GE Capital International Funding Co.
3.37%, 11/15/25	246,000	236,344
4.42%, 11/15/35	569,000	552,225

		1,810,215

Italy — 1.7%
Enel SpA
(Variable, GBP Swap Rate 5Y + 5.66%), 7.75%, 09/10/75(U)^	440,000	641,951
Intesa Sanpaolo SpA
7.00%, 01/19/21(E)	770,000	920,464
Italy Buoni Poliennali Del Tesoro
2.05%, 08/01/27(E)	4,000,000	4,458,296
Nexi Capital SpA
4.13%, 11/01/23(E) 144A	540,000	619,892
Telecom Italia Capital SA
6.38%, 11/15/33	715,000	707,850
6.00%, 09/30/34	200,000	191,600
Telecom Italia SpA
5.30%, 05/30/24 144A	1,800,000	1,782,000

		9,322,053

Ivory Coast — 0.1%
Ivory Coast Government International Bond
5.75%, 12/31/32 144A STEP	737,100	685,287

Jersey — 0.2%
Adient Global Holdings, Ltd.
4.88%, 08/15/26 144AΔ	740,000	667,850
Delphi Technologies PLC
5.00%, 10/01/25 144A	290,000	277,312

		945,162

	Par	Value
Kazakhstan — 0.4%
KazMunayGas National Co. JSC
5.38%, 04/24/30 144A	$500,000	$502,820
6.38%, 10/24/48 144A	560,000	566,930
KazTransGas JSC
4.38%, 09/26/27 144A	880,000	820,600

		1,890,350

Kenya — 0.3%
Kenya Government International Bond
6.88%, 06/24/24 144A	1,180,000	1,168,107
7.25%, 02/28/28 144A	200,000	192,534

		1,360,641

Luxembourg — 0.5%
Altice Luxembourg SA
7.75%, 05/15/22 144AΔ	660,000	641,025
ArcelorMittal
5.50%, 03/01/21Δ	30,000	31,335
7.00%, 10/15/39	510,000	588,132
6.75%, 03/01/41	690,000	782,405
Hercule Debtco S.a.r.l. Cash coupon
6.75% or PIK
7.50%, 06/30/24(E) 144A	480,000	549,417
LSF9 Balta Issuer SA
7.75%, 09/15/22(E) 144A	291,600	356,798

		2,949,112

Mexico — 3.8%
Banco Mercantil del Norte SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.04%), 6.88%, 07/06/22 144A^	260,000	258,008
BBVA Bancomer SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 5.13%, 01/18/33 144A^	880,000	784,300
Mexican Bonos
6.50%, 06/09/22(M)	45,803,100	2,214,527
8.00%, 12/07/23(M)	41,500,000	2,121,196
10.00%, 12/05/24(M)	31,500,000	1,782,709
7.50%, 06/03/27(M)	154,900,000	7,758,552
8.50%, 05/31/29(M)	2,000,000	107,509
7.75%, 05/29/31(M)	3,000,000	152,687
7.75%, 11/13/42(M)	63,160,000	3,207,317
Mexichem SAB de CV
5.88%, 09/17/44 144A	1,530,000	1,415,250
Petroleos Mexicanos
5.50%, 01/21/21	750,000	773,055

		20,575,110

Morocco & Antilles — 0.2%
OCP SA
5.63%, 04/25/24 144AΔ	550,000	563,885
4.50%, 10/22/25 144A	520,000	496,380

		1,060,265

See Notes to Financial Statements.

140

	Par	Value
Netherlands — 3.0%
ABN AMRO Bank NV
7.13%, 07/06/22(E)	$750,000	$1,080,793
Alcoa Nederland Holding BV
6.75%, 09/30/24 144A	380,000	402,644
7.00%, 09/30/26 144A	250,000	267,500
CBR Fashion Finance BV
5.13%, 10/01/22(E)	540,000	542,035
Cooperatieve Rabobank UA
5.75%, 12/01/43Δ	880,000	986,593
EDP Finance BV
4.90%, 10/01/19 144A	1,600,000	1,630,872
4.13%, 01/15/20 144AΔ	540,000	545,430
Embraer Netherlands Finance BV
5.40%, 02/01/27Δ	250,000	258,975
Equate Petrochemical BV
4.25%, 11/03/26 144A	580,000	563,834
Marfrig Holdings Europe BV
8.00%, 06/08/23 144A	480,000	487,800
Myriad International Holdings BV
4.85%, 07/06/27 144A	1,670,000	1,638,741
OCI NV
5.00%, 04/15/23(E) 144A	230,000	274,691
6.63%, 04/15/23 144AΔ	840,000	856,044
Petrobras Global Finance BV
4.38%, 05/20/23Δ	250,000	234,875
6.25%, 03/17/24	3,860,000	3,841,665
6.88%, 01/20/40Δ	106,000	96,274
5.63%, 05/20/43Δ	275,000	224,711
Syngenta Finance NV
4.44%, 04/24/23 144AΔ	920,000	915,831
UPCB Finance IV, Ltd.
5.38%, 01/15/25 144A	250,000	238,775
VEON Holdings BV
7.50%, 03/01/22	200,000	213,900
7.50%, 03/01/22 144A	630,000	673,785
Ziggo Bond Finance BV
5.88%, 01/15/25 144A	200,000	187,878

		16,163,646

New Zealand — 0.3%
New Zealand Government Bond
5.00%, 03/15/19(Z)	2,385,000	1,652,013

Nigeria — 0.1%
Nigeria Government International Bond
7.14%, 02/23/30 144A	440,000	416,443
7.63%, 11/28/47 144A	310,000	283,386

		699,829

Norway — 0.0%
Norway Government Bond
4.50%, 05/22/19(K) 144A	172,000	21,823
3.75%, 05/25/21(K) 144A	129,000	17,031

		38,854

	Par	Value
Panama — 0.0%
Panama Government International Bond
6.70%, 01/26/36	$3,000	$3,690

Peru — 0.6%
Peruvian Government International Bond
6.55%, 03/14/37	890,000	1,114,725
Transportadora de Gas del Peru SA
4.25%, 04/30/28 144A	2,330,000	2,252,760

		3,367,485

Philippines — 0.0%
Philippine Government International Bond
4.00%, 01/15/21	200,000	202,745

Qatar — 0.0%
Ooredoo International Finance, Ltd.
4.75%, 02/16/21 144A	200,000	205,666

Russia — 1.9%
Russian Federal Bond - OFZ
8.15%, 02/03/27(Q)	257,799,000	4,264,005
7.05%, 01/19/28(Q)	385,541,000	5,939,239

		10,203,244

Saudi Arabia — 0.2%
Saudi Government International Bond
2.38%, 10/26/21 144A	395,000	379,832
3.25%, 10/26/26 144A	875,000	821,557

		1,201,389

Singapore — 0.2%
BOC Aviation, Ltd.
3.00%, 03/30/20 144A	1,000,000	993,937

South Africa — 0.9%
Republic of South Africa Government Bond
6.50%, 02/28/41(S)	68,700,000	3,573,872
Republic of South Africa Government International Bond
5.88%, 06/22/30Δ	1,320,000	1,312,323

		4,886,195

Spain — 0.2%
Masaria Investments SAU
5.00%, 09/15/24(E) 144A	710,000	783,950
(Floating, Euribor 3M + 5.25%), 5.25%, 09/15/24(E) 144A†	260,000	288,750
Telefonica Emisiones SA Unipersonal
5.13%, 04/27/20	75,000	77,406

		1,150,106

Sri Lanka — 0.2%
Sri Lanka Government International Bond
5.88%, 07/25/22	900,000	885,890

See Notes to Financial Statements.

141

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Switzerland — 0.1%
SCHMOLZ + BICKENBACH Luxembourg Finance SA
5.63%, 07/15/22(E) 144A	$320,000	$379,630

Turkey — 1.4%
Turk Telekomunikasyon AS
4.88%, 06/19/24 144A	2,640,000	2,413,815
Turkey Government Bond
10.60%, 02/11/26(T)	17,580,000	2,916,064
Turkey Government International Bond
6.00%, 03/25/27	2,190,000	2,062,238
4.88%, 04/16/43	500,000	373,675

		7,765,792

United Kingdom — 2.7%
Anglo American Capital PLC
4.75%, 04/10/27 144A	200,000	197,467
Barclays Bank PLC
7.63%, 11/21/22Δ	1,660,000	1,790,103
Barclays PLC
(Variable, EUR Swap Rate 5Y + 2.45%), 2.63%, 11/11/25(E) ^	300,000	357,293
Boparan Finance PLC
5.50%, 07/15/21(U)	270,000	311,062
Ensco PLC
8.00%, 01/31/24	33,000	33,330
HSBC Holdings PLC
6.00%, 06/10/19(E)	270,000	332,848
(Variable, USD ICE Swap Rate 5Y + 4.37%), 6.38%, 03/30/25^	600,000	590,250
Intelsat Jackson Holdings SA
5.50%, 08/01/23	330,000	296,901
Jerrold Finco PLC
6.13%, 01/15/24(U) 144A	760,000	1,011,851
KCA Deutag UK Finance PLC
7.25%, 05/15/21 144A	540,000	525,150
Lloyds Bank PLC
6.50%, 03/24/20(E)	326,000	420,394
Lloyds Banking Group PLC
4.34%, 01/09/48	1,581,000	1,362,023
Monitchem Holdco 2 SA
6.88%, 06/15/22(E)	220,000	228,075
Pinewood Finco PLC
3.75%, 12/01/23(U) 144A	190,000	251,443
Pinnacle Bidco PLC
6.38%, 02/15/25(U) 144A	220,000	293,237
Rio Tinto Finance USA PLC
4.13%, 08/21/42Δ	145,000	143,264
Royal Bank of Scotland Group PLC
6.10%, 06/10/23	1,880,000	1,982,123
6.00%, 12/19/23	275,000	288,913
(Variable, EUR Swap Rate 5Y + 2.65%), 3.63%, 03/25/24(E) ^	547,000	651,026

	Par	Value
Santander UK Group Holdings PLC
(Variable, GBP Swap Rate 5Y + 5.54%), 7.38%, 06/24/22(U) ^	$390,000	$536,963
Southern Gas Networks PLC
4.88%, 12/21/20(U)	270,000	386,116
Synlab Bondco PLC
6.25%, 07/01/22(E)	270,000	324,939
Tesco Property Finance 3 PLC
5.74%, 04/13/40(U)	273,445	421,233
Tesco Property Finance 6 PLC
5.41%, 07/13/44(U)	582,911	872,396
United Kingdom Gilt
4.50%, 09/07/34(U)	220,000	408,428
Virgin Media Secured Finance PLC
5.50%, 01/15/25(U)	378,000	509,279
5.50%, 08/15/26 144A	200,000	187,720

		14,713,827

Total Foreign Bonds (Cost $191,443,725)		171,602,072

FOREIGN GOVERNMENT INFLATION-LINKED BOND — 0.3%
Brazil — 0.3%
Brazil Notas do Tesouro Nacional Serie B
6.00%, 08/15/50(B) (Cost $2,543,647)	2,063,000	1,671,415

LOAN AGREEMENTS — 3.0%
1011778 B.C. Unlimited Liability Co. Term B-3 Loan
(Floating, ICE LIBOR USD 1M + 2.25%, 1.00% Floor), 4.34%, 02/16/24†	206,447	205,575
Air Medical Group Holdings, Inc. 2018 Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%, 1.00% Floor), 5.28%, 04/28/22†	293,977	285,893
American Airlines, Inc. 2017 Class B Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.07%, 12/14/23†	198,000	196,267
American Airlines, Inc. 2018 Replacement Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 3.85%, 06/27/25†	975,019	959,860
American Axle & Manufacturing, Inc. Tranche B Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%, 0.75% Floor), 4.35%, 04/06/24†	40,000	39,910
American Builders & Contractors Supply Co., Inc. Term B-2 Loan
(Floating, ICE LIBOR USD 1M + 2.00%, 0.75% Floor), 2.00%, 10/31/23†	536,766	533,350

See Notes to Financial Statements.

142

	Par	Value
Avolon TLB Borrower 1 (US) LLC Term B-3 Loan
(Floating, ICE LIBOR USD 1M + 2.00%, 0.75% Floor), 4.09%, 01/15/25†	$377,150	$373,209
Beacon Roofing Supply, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%), 4.28%, 01/02/25†	450,000	448,383
Berry Global, Inc. Term Q Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.05%, 10/01/22†	96,967	96,967
(Floating, ICE LIBOR USD 1M + 2.00%), 4.09%, 10/01/22†	150,395	150,395
Catalent Pharma Solutions, Inc. Dollar Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%, 1.00% Floor), 4.34%, 05/20/24†	598,191	598,751
CBS Radio, Inc. Additional Term B-1 Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 4.84%, 11/18/24†	457,700	455,507
CenturyLink, Inc. Initial Term B Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 4.84%, 01/31/25†	188,726	185,153
Charter Communications Operating LLC Term B Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.10%, 04/30/25†	160,376	160,412
CSC Holdings LLC March 2017 Refinancing Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%), 4.32%, 07/17/25†	259,875	258,313
Dell International LLC Refinancing Term B Loan
(Floating, ICE LIBOR USD 1M + 2.00%, 0.75% Floor), 4.10%, 09/07/23†	477,700	476,143
First Data Corporation 2024A New Dollar Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.09%, 04/26/24†	499,476	497,104
Flying Fortress Holdings LLC New Loan
(Floating, ICE LIBOR USD 3M + 1.75%), 4.08%, 10/30/22†	380,000	381,187
Four Seasons Holdings, Inc. Term Loan 2013
(Floating, ICE LIBOR USD 1M + 2.00%), 4.09%, 11/30/23†	678,278	677,431
Hilton Worldwide Finance LLC Series B-2 Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 3.84%, 10/25/23†	522,266	522,566
Jaguar Holding Co. I LLC 2018 Term Loan
(Floating, ICE LIBOR USD 1M + 2.50%, 1.00% Floor), 4.59%, 08/18/22†	349,100	347,428
Level 3 Financing, Inc. Tranche B 2024 Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%), 4.33%, 02/22/24†	150,000	149,836

	Par	Value
MPH Acquisition Holdings LLC Initial Term Loan
(Floating, ICE LIBOR USD 3M + 2.75%, 1.00% Floor), 5.08%, 06/07/23†	$148,511	$147,942
ON Semiconductor Corporation 2018 New Replacement Term B-3 Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 3.84%, 03/31/23†	326,186	326,412
Party City Holdings, Inc. 2018 Replacement Term Loan
(Floating, ICE LIBOR USD 3M + 2.75%, 0.75% Floor), 4.85%, 08/19/22†	72,964	73,015
(Floating, ICE LIBOR USD 1M + 2.75%, 0.75% Floor), 5.28%, 08/19/22†	147,559	147,661
Petco Animal Supplies, Inc. Term Loan
(Floating, ICE LIBOR USD 3M + 3.25%, 1.00% Floor), 5.61%, 01/26/23†	402,789	291,821
PetSmart, Inc. Tranche B-2 Loan
(Floating, ICE LIBOR USD 1M + 3.00%, 1.00% Floor), 5.01%, 03/11/22†	970,000	805,827
Post Holdings, Inc. Series A Incremental Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.10%, 05/24/24†	436,692	434,718
Prime Security Services Borrower LLC 2016-2 Refinancing Term B-1 Loan
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor), 4.84%, 05/02/22†	896,981	894,108
Quikrete Holdings, Inc. Initial Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 4.84%, 11/15/23†	145,650	145,245
Reynolds Group Holdings, Inc. Incremental U.S. Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 4.84%, 02/05/23†	618,405	618,319
Sinclair Television Group, Inc. Term Loan B
0.00%, 12/12/24†S	280,000	279,929
Trans Union LLC 2017 Replacement Term B-3 Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.09%, 04/10/23†	237,203	236,847
Unitymedia Hessen GmbH & Co. KG Facility B
(Floating, ICE LIBOR USD 1M + 2.25%), 4.32%, 09/30/25†	590,000	587,173
Univision Communications, Inc. 2017 Replacement Repriced First-Lien Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor), 4.84%, 03/15/24†	720,577	697,672
UPC Financing Partnership Facility AR
(Floating, ICE LIBOR USD 1M + 2.50%), 4.57%, 01/15/26†	500,000	495,187

See Notes to Financial Statements.

143

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Valeant Pharmaceuticals International, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 3M + 3.00%), 4.98%, 06/02/25† Virgin Media Bristol LLC K Facility	$358,395	$357,680
(Floating, ICE LIBOR USD 1M + 2.50%), 4.57%, 01/15/26†	175,000	173,961
Vistra Operations Co. LLC Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.09%, 08/04/23†	25,355	25,207
Western Digital Corporation U.S. Term B-4 Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 3.84%, 04/29/23†	281,209	281,531
XPO Logistics, Inc. Refinancing Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.09%, 02/24/25†	380,000	377,838
Zebra Technologies Corporation Tranche B Term Loan
(Floating, ICE LIBOR USD 3M + 1.75%, 0.75% Floor), 4.06%, 10/27/21†	77,235	77,323
Ziggo Secured Finance Partnership Term Loan E Facility
(Floating, ICE LIBOR USD 1M + 2.50%), 4.57%, 04/15/25†	650,000	644,109

Total Loan Agreements (Cost $16,544,632)		16,119,165

MORTGAGE-BACKED SECURITIES — 3.2%
Commercial Mortgage Trust, Series 2007-CD4, Class AJ
5.40%, 12/11/49	14,632	8,742
Credit Suisse Commercial Mortgage Trust Series, Series 2006-C5, Class AJ
5.37%, 12/15/39	138,659	113,352
Credit Suisse Commercial Mortgage Trust Series, Series 2007-C5, Class AM
5.87%, 09/15/40	94,804	92,100
CSMC, Series 2015-2R, Class 3A2
2.17%, 04/27/36 144A†g	729,605	569,396
Fannie Mae Connecticut Avenue Securities, Series 2014-C02
(Floating, ICE LIBOR USD 1M + 2.60%, 2.60% Floor), 4.69%, 05/25/24†	1,453,815	1,534,599
Fannie Mae Connecticut Avenue Securities, Series 2015-C03
(Floating, ICE LIBOR USD 1M + 5.00%), 7.09%, 07/25/25†	313,277	355,853
FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA3
(Floating, ICE LIBOR USD 1M + 4.70%, 4.70% Floor), 6.79%, 04/25/28†	830,000	984,540

	Par	Value
FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA1
(Floating, ICE LIBOR USD 1M + 4.95%, 4.95% Floor), 7.04%, 07/25/29†	$1,060,000	$1,207,156
FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA2
(Floating, ICE LIBOR USD 1M + 5.15%), 7.24%, 10/25/29†	560,000	641,022
FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA3
(Floating, ICE LIBOR USD 1M + 2.50%), 4.59%, 03/25/30†	1,590,000	1,639,834
GS Mortgage Securities Corporation II, Series 2018-SRP5, Class C
(Floating, ICE LIBOR USD 1M + 3.75%, 3.75% Floor), 5.73%, 09/15/31 144A†	2,220,000	2,225,694
Impac Secured Assets Trust, Series 2006-2, Class 2M3
(Floating, ICE LIBOR USD 1M + 1.10%, 1.10% Floor), 3.19%, 08/25/36†	630,000	613,330
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ
6.17%, 02/15/51†g	11,240	11,038
Lone Star Portfolio Trust, Series 2015-LSMZ, Class M
(Floating, ICE LIBOR USD 1M + 7.22%, 7.22% Floor), 9.26%, 09/15/20 144A†	532,070	534,451
Lone Star Portfolio Trust, Series 2015-LSP, Class F
(Floating, ICE LIBOR USD 1M + 6.90%, 6.90% Floor), 8.97%, 09/15/28 144A†	767,900	773,591
LSTAR Securities Investment Trust, Series 2018-2, Class A2
(Floating, ICE LIBOR USD 1M + 2.50%), 4.48%, 04/01/23 144A†	1,790,000	1,795,103
Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 1B
(Floating, ICE LIBOR USD 1M + 0.26%, 0.26% Floor), 2.48%, 07/26/45 144A†	553,447	345,690
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M1
4.00%, 08/25/56 144A	610,000	600,087
Seasoned Credit Risk Transfer Trust,Series 2017-2, Class M2
4.00%, 08/25/56 144A	800,000	744,000

See Notes to Financial Statements.

144

	Par	Value
WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class C
(Floating, ICE LIBOR USD 1M + 1.77%, 1.77% Floor), 3.84%, 11/15/29 144A†	$2,337,973	$2,337,971

Total Mortgage-Backed Securities (Cost $16,451,770)		17,127,549

MUNICIPAL BOND — 0.0%
State of Illinois, General Obligation
5.10%, 06/01/33 (Cost $128,058)	160,000	151,671

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.0%
Put Options — 0.0%
Mexican Peso vs. U.S. Dollar, Strike Price $20.00, Expires 08/06/18 (CITI)	3,700,000	$3,700,000	77,835
Russian Ruble vs. U.S. Dollar, Strike Price $62.00, Expires 07/11/18 (BAR)	3,260,000	3,260,000	10,753
Turkish Lira vs. U.S. Dollar, Strike Price $4.40, Expires 08/06/18 (CITI)	5,500,000	5,500,000	19,178

Total Purchased Options (Premiums received $235,053)			107,766

	Par
U.S. TREASURY OBLIGATIONS — 18.3%
U.S. Treasury Bill
2.18%, 04/25/19Ω	$3,500,000	3,436,475

U.S. Treasury Bonds
3.50%, 02/15/39	860,000	937,232
4.25%, 05/15/39	40,000	48,266
3.88%, 08/15/40	30,000	34,534
2.75%, 08/15/42	120,000	115,514
3.13%, 02/15/43	9,716,000	9,977,312
2.88%, 05/15/43	120,000	117,942
3.00%, 05/15/45	40,000	40,165
3.00%, 11/15/45	920,000	923,468
2.50%, 05/15/46	820,000	745,143
2.25%, 08/15/46	960,000	826,838
2.88%, 11/15/46	2,120,000	2,076,234
3.00%, 05/15/47	80,000	80,253
2.75%, 08/15/47	120,000	114,539

		16,037,440

U.S. Treasury Notes
1.38%, 09/30/18	250,000	249,626
1.50%, 12/31/18	5,875,000	5,855,610
1.25%, 03/31/19	10,000,000	9,925,000

	Par	Value
1.25%, 06/30/19	$3,000,000	$2,967,481
1.63%, 06/30/19	10,000	9,928
1.25%, 10/31/19	110,000	108,292
3.63%, 02/15/21	14,549,000	14,923,528
1.88%, 01/31/22	710,000	690,808
2.00%, 02/15/22	120,000	117,246
1.63%, 08/15/22	17,580,000	16,843,152
2.75%, 02/15/24	6,650,000	6,642,469
2.25%, 11/15/24	20,630,000	19,964,765
2.00%, 02/15/25	100,000	95,125
1.63%, 02/15/26	180,000	165,168
1.63%, 05/15/26	470,000	430,004
2.00%, 11/15/26	1,220,000	1,143,535

		80,131,737

Total U.S. Treasury Obligations (Cost $100,228,967)		99,605,652

	Shares
COMMON STOCKS — 0.8%
Consumer Discretionary — 0.2%
Ford Motor Co.	96,849	1,072,118

Energy — 0.0%
Berry Petroleum Corporation*	2,350	27,613
Blue Ridge Mountain Resources, Inc.*	24,163	155,851
Hercules Offshore, Inc.Y†††Δ*	46,644	13,154

		196,618

Financials — 0.0%
Tricer Holdco SCAY†††*	4,654	19,454

Health Care — 0.2%
Bristol-Myers Squibb Co.	15,400	852,236

Industrials — 0.0%
Arconic, Inc.	14,757	251,016

Information Technology — 0.4%
Corning, Inc.	70,534	1,940,390

Materials — 0.0%
Ingevity Corporation*	1	66
WestRock Co.	1	50

		116

Total Common Stocks (Cost $5,684,931)		4,331,948

PREFERRED STOCKS — 0.4%
Bank of America Corporation
7.25%, 06/28/18 CONV	602	752,801
Chesapeake Energy Corporation
5.00%, 04/30/18 CONVΔ	3,950	238,975
5.75%, 04/30/18 CONV	30	18,345
5.75%, 04/30/18 CONV	780	488,983
5.75%, 04/30/18 144A CONV	50	30,575
4.50%, 05/31/18 CONVΔ	1,229	70,052
El Paso Energy Capital Trust I
4.75%, 06/14/18 CONV	10,304	479,548

See Notes to Financial Statements.

145

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
iStar, Inc. REIT
4.50%, 05/31/18 CONV	50	$2,341
Tricer Holdco SCA
0.00%, 12/31/49Y †††	2,233,838	22,339

Total Preferred Stocks (Cost $1,973,828)		2,103,959

MONEY MARKET FUNDS — 8.5%
GuideStone Money Market Fund
(Investor Class)¥	33,816,884	33,816,884
Northern Institutional Liquid Assets Portfolio§	12,384,451	12,384,451
Northern Institutional
U.S. Government Portfolio, 1.72%	23,702	23,702

Total Money Market Funds (Cost $46,225,037)		46,225,037

TOTAL INVESTMENTS — 101.2% (Cost $566,034,094)		549,672,876

	Number of Contracts	Notional Amount
WRITTEN OPTION — (0.0)%
Call Option — (0.0)%
Mexican Peso vs. U.S. Dollar, Strike Price $19.60, Expires 07/11/18 (BAR) (Premiums received $(37,066))	(3,260,000)	$(3,260,000)	(74,721)

Liabilities in Excess of Other Assets — (1.2)%			(6,311,232)

NET ASSETS — 100.0%			$543,286,923

PORTFOLIO SUMMARY (based on net assets)
	%
Corporate Bonds	34.0
Foreign Bonds	31.6
U.S. Treasury Obligations	18.3
Money Market Funds	8.5
Mortgage-Backed Securities	3.2
Loan Agreements	3.0
Asset-Backed Securities	1.1
Common Stocks	0.8
Preferred Stocks	0.4
Foreign Government Inflation-Linked Bond	0.3
Municipal Bond	—	**
Purchased Options	—	**
Written Option	(—)	**

	101.2

**	Rounds to less than 0.005%

Futures Contracts outstanding at June 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
Euro-Bund	09/2018	(97)	$(18,413,112)	GSC	$(94,751)
Euro-Buxl®	09/2018	(3)	(622,554)	GSC	(9,432)
10-Year U.S. Treasury Note	09/2018	73	8,773,688	GSC	112,266
2-Year U.S. Treasury Note	09/2018	3	635,484	GSC	141
5-Year U.S. Treasury Note	09/2018	120	13,634,063	GSC	34,392
90-day Eurodollar	12/2019	324	78,598,350	GSC	(132,720)

Total Futures Contracts outstanding at June 30, 2018			$82,605,919		$(90,104)

Forward Foreign Currency Contracts outstanding at June 30, 2018:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/19/18	U.S. Dollars	2,277,272	British Pounds	1,593,751	BAR	$172,042
07/19/18	U.S. Dollars	2,440,013	Mexican Pesos	45,234,921	CITI	169,317
07/19/18	U.S. Dollars	7,438,220	Euro	6,280,000	CITI	94,015

See Notes to Financial Statements.

146

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/19/18	U.S. Dollars	743,071	Brazilian Reals	2,539,000	CITI	$89,492
07/19/18	U.S. Dollars	3,601,090	Turkish Lira	16,390,000	CITI	62,452
07/19/18	Euro	2,595,530	Polish Zloty	11,160,000	CITI	55,135
07/19/18	U.S. Dollars	387,790	Australian Dollars	500,000	CITI	17,739
07/19/18	Mexican Pesos	8,000,000	U.S. Dollars	391,618	BAR	9,965
07/19/18	U.S. Dollars	638,955	Euro	540,000	CITI	7,447
07/19/18	U.S. Dollars	58,733	Euro	50,000	CITI	260
07/19/18	U.S. Dollars	70,318	Euro	60,000	CITI	150
07/19/18	U.S. Dollars	46,840	Euro	40,000	CITI	62
07/19/18	U.S. Dollars	143,888	Euro	123,000	CITI	44

Subtotal Appreciation						$678,120

07/19/18	Euro	600,000	U.S. Dollars	714,840	CITI	$(13,164)
07/19/18	Indian Rupees	62,250,000	U.S. Dollars	938,206	CITI	(31,613)
07/19/18	U.S. Dollars	4,640,240	Euro	4,000,000	CITI	(37,598)
07/19/18	Indonesian Rupiahs	26,810,100,000	U.S. Dollars	1,931,007	BAR	(62,102)
07/19/18	Euro	4,900,000	U.S. Dollars	5,798,097	CITI	(67,746)
07/19/18	Japanese Yen	449,500,000	U.S. Dollars	4,140,987	CITI	(75,723)
07/19/18	U.S. Dollars	11,006,876	Euro	9,495,727	BAR	(97,990)
07/19/18	Japanese Yen	407,970,000	U.S. Dollars	3,833,836	BAR	(144,169)
07/19/18	Indian Rupees	360,867,535	U.S. Dollars	5,473,495	CITI	(217,911)
07/19/18	Polish Zloty	11,280,000	U.S. Dollars	3,341,232	BAR	(328,954)
07/19/18	Turkish Lira	20,722,800	U.S. Dollars	4,909,453	CITI	(435,353)
07/19/18	Euro	6,770,000	U.S. Dollars	8,423,099	BAR	(505,859)
07/19/18	Japanese Yen	2,591,505,000	U.S. Dollars	24,268,777	CITI	(831,289)
07/19/18	Euro	21,491,137	U.S. Dollars	26,703,060	BAR	(1,570,048)

Subtotal Depreciation						$(4,419,519)

Total Forward Foreign Currency Contracts outstanding at June 30, 2018						$(3,741,399)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Asset-Backed Securities	$5,956,758	$—	$5,956,758	$—
Common Stocks	4,331,948	4,299,341	—	32,607
Corporate Bonds	184,669,884	—	184,467,863	202,021
Foreign Bonds:
Argentina	9,420,335	—	9,420,335	—
Armenia	533,234	—	533,234	—
Austria	375,217	—	375,217	—
Bermuda	1,390,790	—	1,390,790	—
Brazil	11,152,411	—	11,152,411	—
Canada	12,431,902	—	12,431,902	—
Chile	210,107	—	210,107	—
China	1,703,820	—	1,703,820	—
Colombia	8,794,604	—	8,794,604	—

See Notes to Financial Statements.

147

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Ecuador	$761,765	$—	$761,765	$—
France	2,608,917	—	2,608,917	—
Germany	5,204,467	—	5,204,467	—
Ghana	1,538,208	—	1,538,208	—
Guatemala	706,800	—	706,800	—
Honduras	1,116,318	—	1,116,318	—
India	932,442	—	932,442	—
Indonesia	7,608,602	—	7,608,602	—
Ireland	1,810,215	—	1,810,215	—
Italy	9,322,053	—	9,322,053	—
Ivory Coast	685,287	—	685,287	—
Jersey	945,162	—	945,162	—
Kazakhstan	1,890,350	—	1,890,350	—
Kenya	1,360,641	—	1,360,641	—
Luxembourg	2,949,112	—	2,949,112	—
Mexico	20,575,110	—	20,575,110	—
Morocco & Antilles	1,060,265	—	1,060,265	—
Netherlands	16,163,646	—	16,163,646	—
New Zealand	1,652,013	—	1,652,013	—
Nigeria	699,829	—	699,829	—
Norway	38,854	—	38,854	—
Panama	3,690	—	3,690	—
Peru	3,367,485	—	3,367,485	—
Philippines	202,745	—	202,745	—
Qatar	205,666	—	205,666	—
Russia	10,203,244	—	10,203,244	—
Saudi Arabia	1,201,389	—	1,201,389	—
Singapore	993,937	—	993,937	—
South Africa	4,886,195	—	4,886,195	—
Spain	1,150,106	—	1,150,106	—
Sri Lanka	885,890	—	885,890	—
Switzerland	379,630	—	379,630	—
Turkey	7,765,792	—	7,765,792	—
United Kingdom	14,713,827	—	14,713,827	—
Foreign Government Inflation-Linked Bond	1,671,415	—	1,671,415	—
Loan Agreements	16,119,165	—	16,119,165	—
Money Market Funds	46,225,037	46,225,037	—	—
Mortgage-Backed Securities	17,127,549	—	17,127,549	—
Municipal Bond	151,671	—	151,671	—
Preferred Stocks	2,103,959	822,853	1,258,767	22,339
Purchased Options	107,766	—	107,766	—
U.S. Treasury Obligations	99,605,652	—	99,605,652	—

Total Assets — Investments in Securities	$549,672,876	$51,347,231	$498,068,678	$256,967

See Notes to Financial Statements.

148

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Other Financial Instruments***
Futures Contracts	$146,799	$146,799	$—	$—
Forward Foreign Currency Contracts	678,120	—	678,120	—

Total Assets — Other Financial Instruments	$824,919	$146,799	$678,120	$—

Liabilities:
Investments in Securities:
Written Option	$(74,721)	$—	$(74,721)	$—

Total Liabilities — Investments in Securities	$(74,721)	$—	$(74,721)	$—

Other Financial Instruments***
Futures Contracts	$(236,903)	$(236,903)	$—	$—
Forward Foreign Currency Contracts	(4,419,519)	—	(4,419,519)	—

Total Liabilities — Other Financial Instruments	$(4,656,422)	$(236,903)	$(4,419,519)	$—

***

Other financial instruments are derivative instruments, such as futures contracts and forwards contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” and “Forwards Foreign Currency Contracts outstanding” disclosures.

Management has determined that the amount of transfers between Level 1 and Level 2 compared to total net assets is not material; therefore, the amount of transfers between Level 1 and Level 2 is not shown for the six-month period ended June 30, 2018.

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, corporate bonds, foreign bonds, mortgage-backed securities and swap agreements are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the year ended June 30, 2018.

See Notes to Financial Statements.

149

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2018 (Unaudited)

	Money Market Fund	Low-Duration Bond Fund
Assets
Investments in securities of unaffiliated issuers, at value	$757,901,842	$963,610,561
Investments in repurchase agreements, at value	433,595,000	2,300,000
Investments in securities of affiliated issuers, at value	—	22,547,561

Total investments, at value(1), (2)	1,191,496,842	988,458,122
Cash	20,985,343	—
Cash collateral for derivatives	—	1,157,139
Deposits with broker	—	61,847
Foreign currency(3)	—	982,547
Upfront premiums paid from swap contracts	—	—
Receivables:
Dividends and reclaims	—	95,941
Interest	385,804	4,432,922
Securities lending	—	9,835
From advisor	—	4,942
Investment securities sold	—	38,293,981
Fund shares sold	11,827,307	32,327
Variation margin on financial futures contracts	—	1,128
Unrealized appreciation on foreign currency exchange contracts	—	279,370
Unrealized appreciation on bilateral swap agreements	—	—
Prepaid expenses and other assets	23,171	21,222

Total Assets	1,224,718,467	1,033,831,323

Liabilities
Securities sold short, at value(4)	—	14,515,863
TBA sale commitments, at value(5)	—	—
Options written, at value(6)	—	455,229
Upfront premiums received from swap contracts	—	—
Unrealized depreciation on foreign currency exchange contracts	—	86,411
Unrealized depreciation on bilateral swap agreements	—	—
Collateral held for securities on loan, at value	—	8,503,586
Collateral held for derivatives	—	3,783
Due to broker	—	982,409
Payables:
Investment securities purchased	—	66,940,882
Fund shares redeemed	29,925,339	217,169
Variation margin on centrally cleared swaps	—	12,586
Variation margin on financial futures contracts	—	18,442
Distributions	882,033	—
Securities lending	—	1,475
Accrued expenses:
Investment advisory fees	107,283	231,935
Professional fees	16,578	66,775
Shareholder servicing fees	186,007	63,382
Other expenses	134,753	128,330

Total Liabilities	31,251,993	92,228,257

Net Assets	$1,193,466,474	$941,603,066

Net Assets Consist of:
Paid-in-capital	$1,193,463,279	$958,137,597
Accumulated (distributions in excess of) net investment income (loss)	(5)	379,077
Undistributed (accumulated) net realized gain (loss) on investments, foreign currency and derivative transactions	3,200	(10,672,135)
Net unrealized appreciation (depreciation) on investments, foreign currency and derivative transactions	—	(6,241,473)

Net Assets	$1,193,466,474	$941,603,066

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$278,475,992	$633,689,222

Institutional shares outstanding	278,476,908	47,797,690

Net asset value, offering and redemption price per Institutional share	$1.00	$13.26

Net assets applicable to the Investor Class	$914,990,482	$307,913,844

Investor shares outstanding	914,951,936	23,221,234

Net asset value, offering and redemption price per Investor share	$1.00	$13.26

(1) Investments in securities of unaffiliated issuers, at cost	$757,901,842	$969,515,346
Investments in repurchase agreements, at cost	433,595,000	2,300,000
Investments in securities of affiliated issuers, at cost	—	22,547,561

Total investments, at cost	$1,191,496,842	$994,362,907

(2) Includes securities loaned of:	$—	$33,616,754

(3) Foreign currency, at cost	$—	$982,346

(4) Proceeds from securities sold short	$—	$14,512,955

(5) TBA sale commitments, at cost	$—	$—

(6) Premiums received on options written	$—	$529,834

See Notes to Financial Statements.

150

Medium-Duration Bond Fund	Extended-Duration Bond Fund	Global Bond Fund

$1,623,290,047	$229,938,685	$515,855,992
285,800,000	—	—
121,526,467	3,820,844	33,816,884

2,030,616,514	233,759,529	549,672,876
—	—	—
22,676,819	—	790,040
—	—	—
3,151,808	—	3,380,856
633,386	—	—

208,618	9,982	89,948
8,170,662	1,978,840	6,635,842
12,046	3,685	24,263
19,393	1,147	7,219
355,181,875	267,716	1,498,622
89,229	4,087	115,151
179,133	—	—
2,120,777	—	678,120
317,298	—	—
38,994	13,218	18,038

2,423,416,552	236,038,204	562,910,975

—	—	—
7,128,555	—	—
4,219,980	—	74,721
325,415	—	—
2,122,925	—	4,419,519
160,256	—	—
3,485,913	961,793	12,384,451
16,463,202	—	—
—	—	—

864,526,608	1,631,204	2,314,068
1,217,624	54,279	52,249
—	—	—
339,651	—	24,564
—	—	—
1,807	553	3,639

401,041	91,752	212,330
66,720	38,994	44,526
55,431	23,278	25,838
206,110	42,811	68,147

900,721,238	2,844,664	19,624,052

$1,522,695,314	$233,193,540	$543,286,923

$1,564,292,686	$233,262,741	$567,111,955
1,896,827	340,773	(187,785)
(25,710,564)	625,882	(3,119,132)
(17,783,635)	(1,035,856)	(20,518,115)

$1,522,695,314	$233,193,540	$543,286,923

$1,251,693,732	$120,020,533	$417,323,014

87,281,800	7,074,815	43,931,280

$14.34	$16.96	$9.50

$271,001,582	$113,173,007	$125,963,909

18,894,711	6,669,855	13,263,608

$14.34	$16.97	$9.50

$1,645,957,051	$230,969,808	$532,217,210
285,800,000	—	—
121,526,467	3,820,844	33,816,884

$2,053,283,518	$234,790,652	$566,034,094

$71,021,489	$9,957,035	$40,744,161

$3,253,165	$—	$3,664,102

$—	$—	$—

$7,108,750	$—	$—

$3,333,053	$—	$37,066

See Notes to Financial Statements.

151

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2018 (Unaudited)

	Money Market Fund	Low-Duration Bond Fund
Investment Income
Dividends	$—	$—
Income distributions received from affiliated funds	—	142,292
Interest	9,243,079	11,477,146
Securities lending	—	66,108
Less foreign taxes withheld	—	—

Total Investment Income	9,243,079	11,685,546

Expenses
Investment advisory fees	679,586	1,383,508
Transfer agent fees:
Institutional shares	2,064	2,075
Investor shares	14,009	13,122
Custodian fees	6,918	65,874
Shareholder servicing fees:
Investor shares	1,096,624	383,700
Accounting and administration fees	113,711	89,803
Professional fees	35,909	53,102
Blue sky fees:
Institutional shares	3,443	4,687
Investor shares	5,537	4,086
Shareholder reporting fees:
Institutional shares	472	471
Investor shares	9,287	2,150
Trustees expenses	6,051	3,892
Line of credit facility fees and interest expense	3,738	2,855
Other expenses	11,062	19,878

Total Expenses	1,988,411	2,029,203
Expenses waived/reimbursed net of amount recaptured(1)	—	(29,101)

Net Expenses	1,988,411	2,000,102

Net Investment Income	7,254,668	9,685,444

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	1,070	(103,479)
Investment securities sold short	—	291,787
Futures transactions	—	1,170,134
Swap agreements	—	14,777
Forward rate agreements	—	(867,388)
Option contracts written	—	(119,160)
Option contracts purchased	—	(84,610)
Forward foreign currency contracts	—	(1,615,910)
Foreign currency	—	(320,451)

Net realized gain (loss)	1,070	(1,634,300)

Net change in unrealized appreciation (depreciation) on:
Investment securities	—	(7,545,819)
Investment securities sold short	—	24,334
Futures	—	(625,674)
Swap agreements	—	13,460
Forward rate agreements	—	31,798
Option contracts written	—	73,449
Option contracts purchased	—	(31,483)
Forward foreign currency contracts	—	2,216,969
Foreign currency	—	19,328

Net change in unrealized appreciation (depreciation)	—	(5,823,638)

Net Realized and Unrealized Gain (Loss)	1,070	(7,457,938)

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,255,738	$2,227,506

(1)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

152

Medium-Duration Bond Fund	Extended-Duration Bond Fund	Global Bond Fund

$—	$10,516	$154,261
469,718	33,757	217,910
21,217,127	4,270,435	12,748,286
75,006	29,943	129,338
6,354	4	(26,583)

21,768,205	4,344,655	13,223,212

2,387,663	561,348	1,301,689

2,083	1,955	1,968

13,630	9,334	11,449
185,133	5,745	35,306

334,012	144,234	156,334
144,862	28,225	52,601
53,102	44,972	48,840

4,685	4,210	6,275
4,725	3,462	4,346

726	167	628
2,234	3,401	2,177
3,855	1,351	2,054
9,650	735	1,301
41,090	8,029	17,022

3,187,450	817,168	1,641,990
(98,657)	(7,080)	(45,126)

3,088,793	810,088	1,596,864

18,679,412	3,534,567	11,626,348

(11,091,612)	810,262	1,666,629
105,915	—	—
(9,750,443)	—	(881,590)
5,710,898	—	—
—	—	—
1,496,181	—	56,281
(1,463,167)	—	(96,343)
(1,409,831)	—	1,596,688
(996,502)	(7,608)	(60,445)

(17,398,561)	802,654	2,281,220

(32,494,198)	(12,842,146)	(28,796,579)
(22,606)	—	—
5,740,218	—	45,671
(343,021)	—	—
—	—	—
(869,770)	—	(75,863)
183,104	—	(189,433)
785,927	—	(4,492,882)
(165,603)	(3,781)	(246,649)

(27,185,949)	(12,845,927)	(33,755,735)

(44,584,510)	(12,043,273)	(31,474,515)

$(25,905,098)	$(8,508,706)	$(19,848,167)

See Notes to Financial Statements.

153

STATEMENTS OF CHANGES IN NET ASSETS

	Money Market Fund
	For the Six Months Ended 06/30/18	For the Year Ended 12/31/17
	(Unaudited)
Operations:
Net investment income	$7,254,668	$7,316,182
Net realized gain (loss) on investment securities, foreign currency and derivatives	1,070	2,130
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	—	—

Net increase (decrease) in net assets resulting from operations	7,255,738	7,318,312

Dividends and Distributions to Shareholders:
Dividends from net investment income
Institutional shares	(1,978,356)	(2,230,825)
Investor shares	(5,276,312)	(5,085,360)

Total dividends and distributions	(7,254,668)	(7,316,185)

Capital Share Transactions:
Proceeds from shares sold
Institutional shares	353,227,501	807,337,066
Investor shares	1,966,474,350	4,112,655,800
Reinvestment of dividends and distributions
Institutional shares	845,653	892,830
Investor shares	2,184,493	2,182,102

Total proceeds from shares sold and reinvested	2,322,731,997	4,923,067,798

Value of shares redeemed
Institutional shares	(344,545,322)	(790,919,840)
Investor shares	(1,948,232,473)	(4,170,941,208)

Total value of shares redeemed	(2,292,777,795)	(4,961,861,048)

Net increase (decrease) from capital share transactions(1)	29,954,202	(38,793,250)

Total increase (decrease) in net assets	29,955,272	(38,791,123)

Net Assets:
Beginning of Period	1,163,511,202	1,202,302,325

End of Period*	$1,193,466,474	$1,163,511,202

*Including undistributed (distributions in excess of) net investment income	$(5)	$(5)

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

154

Low-Duration Bond Fund		Medium-Duration Bond Fund
For the Six Months Ended 06/30/18	For the Year Ended 12/31/17	For the Six Months Ended 06/30/18	For the Year Ended 12/31/17
(Unaudited)		(Unaudited)

$9,685,444	$14,183,786	$18,679,412	$26,225,976
(1,634,300)	(3,446,540)	(17,398,561)	3,037,605

(5,823,638)	4,069,979	(27,185,949)	16,432,896

2,227,506	14,807,225	(25,905,098)	45,696,477

(5,937,675)	(10,229,709)	(13,020,819)	(20,072,788)
(2,596,947)	(4,000,821)	(2,517,266)	(4,509,866)

(8,534,622)	(14,230,530)	(15,538,085)	(24,582,654)

72,331,995	158,108,971	162,098,830	318,069,701
18,491,465	59,956,096	22,799,896	66,368,668

5,847,497	10,172,772	12,949,510	20,024,021
2,595,824	3,998,619	2,514,934	4,505,754

99,266,781	232,236,458	200,363,170	408,968,144

(32,654,296)	(162,008,400)	(28,078,127)	(31,659,087)
(21,235,672)	(34,562,859)	(16,106,222)	(21,675,790)

(53,889,968)	(196,571,259)	(44,184,349)	(53,334,877)

45,376,813	35,665,199	156,178,821	355,633,267

39,069,697	36,241,894	114,735,638	376,747,090

902,533,369	866,291,475	1,407,959,676	1,031,212,586

$941,603,066	$902,533,369	$1,522,695,314	$1,407,959,676

$379,077	$(771,745)	$1,896,827	$(1,244,500)

See Notes to Financial Statements.

155

STATEMENTS OF CHANGES IN NET ASSETS

	Extended-Duration Bond Fund		Global Bond Fund
	For the Six Months Ended 06/30/18	For the Year Ended 12/31/17	For the Six Months Ended 06/30/18	For the Year Ended 12/31/17
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$3,534,567	$7,781,680	$11,626,348	$19,616,872
Net realized gain on investment securities, foreign currency and derivatives	802,654	2,794,827	2,281,220	3,444,253
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	(12,845,927)	12,880,818	(33,755,735)	12,397,199

Net increase (decrease) in net assets resulting from operations	(8,508,706)	23,457,325	(19,848,167)	35,458,324

Dividends and Distributions to Shareholders:
Dividends from net investment income
Institutional shares	(1,711,129)	(3,878,270)	(9,611,815)	(13,826,842)
Investor shares	(1,489,530)	(3,532,900)	(2,749,316)	(3,842,884)
Distributions from net realized capital gains
Institutional shares	(895,573)	(832,617)	—	—
Investor shares	(851,870)	(841,314)	—	—

Total dividends and distributions	(4,948,102)	(9,085,101)	(12,361,131)	(17,669,726)

Capital Share Transactions:
Proceeds from shares sold
Institutional shares	5,777,111	10,173,790	39,354,358	74,337,429
Investor shares	4,644,369	17,946,400	14,946,887	37,897,578
Reinvestment of dividends and distributions
Institutional shares	2,592,957	4,701,092	9,518,259	13,669,919
Investor shares	2,338,154	4,368,631	2,741,064	3,833,048

Total proceeds from shares sold and reinvested	15,352,591	37,189,913	66,560,568	129,737,974

Value of shares redeemed
Institutional shares	(4,068,863)	(15,144,159)	(12,214,653)	(35,026,678)
Investor shares	(12,231,517)	(23,820,763)	(7,381,097)	(11,855,469)

Total value of shares redeemed	(16,300,380)	(38,964,922)	(19,595,750)	(46,882,147)

Net increase (decrease) from capital share transactions(1)	(947,789)	(1,775,009)	46,964,818	82,855,827

Total increase (decrease) in net assets	(14,404,597)	12,597,215	14,755,520	100,644,425

Net Assets:
Beginning of Period	247,598,137	235,000,922	528,531,403	427,886,978

End of Period*	$233,193,540	$247,598,137	$543,286,923	$528,531,403

*Including undistributed (distributions in excess of) net investment income	$340,773	$6,865	$(187,785)	$546,998

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

156

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains		Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(1)	Expenses, Gross(2)	Investment Income, Net (1)	Portfolio Turnover Rate
Money Market Fund
Institutional Class
2018(3)	$1.00	$0.01	#	$—	†	$(0.01)	$—	†	$1.00	0.72%	$278,476	0.15%	0.15%	1.46%	N/A
2017	1.00	0.01	#	—	†	(0.01)	—	†	1.00	0.76	268,948	0.17	0.17	0.77	N/A
2016	1.00	—	†#	—	†	— †	—	†	1.00	0.28	251,639	0.17	0.18	0.27	N/A
2015	1.00	—	†#	—	†	— †	—	†	1.00	0.08	245,882	0.17	0.18	0.08	N/A
2014	1.00	—	†#	—	†	— †	—	†	1.00	0.02	121,624	0.18	0.19	0.01	N/A
2013(4)	1.00	—	†#	—	†	— †	—	†	1.00	0.04	106,060	0.18	0.20	0.04	N/A
Investor Class
2018(3)	$1.00	$0.01	#	$—	†	$(0.01)	$—	†	$1.00	0.60%	$914,990	0.41%	0.41%	1.20%	N/A
2017	1.00	0.01	#	—	†	(0.01)	—	†	1.00	0.51	894,563	0.42	0.42	0.52	N/A
2016	1.00	—	†#	—	†	— †	—	†	1.00	0.04	950,663	0.41	0.42	0.03	N/A
2015	1.00	—	†#	—	†	— †	—	†	1.00	0.02	1,041,421	0.24	0.43	0.01	N/A
2014	1.00	—	†#	—	†	— †	—	†	1.00	0.02	1,163,495	0.19	0.44	0.01	N/A
2013(4)	1.00	—	†#	—	†	— †	—	†	1.00	0.02	1,262,938	0.21	0.44	0.01	N/A
Low-Duration Bond Fund
Institutional Class
2018(3)	$13.35	$0.14	#	$(0.10)		$(0.13)	$—		$13.26	0.28%	$633,689	0.35%	0.35%	2.19%	274%
2017	13.34	0.21	#	0.01		(0.21)	—		13.35	1.69	592,325	0.35	0.36	1.60	102
2016	13.30	0.19	#	0.05	(5)	(0.20)	—		13.34	1.74	585,590	0.37	0.38	1.46	398
2015	13.41	0.21	#	(0.10	)(5)	(0.22)	—		13.30	0.79	617,698	0.37	0.38	1.52	746
2014	13.57	0.14	#	0.02	(5)	(0.30)	(0.02)		13.41	1.16	141,461	0.36	0.42	1.06	529
2013(6)	13.84	0.17	#	(0.17	)(5)	(0.25)	(0.02)		13.57	0.02	136,966	0.36	0.42	1.26	202
Investor Class
2018(3)	$13.35	$0.13	#	$(0.11)		$(0.11)	$—		$13.26	0.16%	$307,914	0.61%	0.61%	1.93%	274%
2017	13.34	0.18	#	0.01		(0.18)	—		13.35	1.42	310,208	0.62	0.63	1.33	102
2016	13.27	0.16	#	0.03	(5)	(0.12)	—		13.34	1.47	280,701	0.64	0.65	1.18	398
2015	13.31	0.16	#	(0.09	)(5)	(0.11)	—		13.27	0.49	242,325	0.60	0.65	1.17	746
2014	13.35	0.11	#	0.02	(5)	(0.16)	(0.01)		13.31	0.97	704,878	0.57	0.66	0.85	529
2013(6)	13.52	0.14	#	(0.16	)(5)	(0.14)	(0.01)		13.35	(0.20)	701,299	0.57	0.66	1.04	202
Medium-Duration Bond Fund
Institutional Class
2018	$14.75	$0.18	#	$(0.44)		$(0.15)	$—		$14.34	(1.68)%	$1,251,694	0.37%	0.38%	2.57%	205%
2017	14.46	0.34	#	0.26		(0.31)	—		14.75	4.13	1,138,597	0.39	0.40	2.32	387
2016	14.44	0.37	#	0.08	(5)	(0.39)	(0.04)		14.46	3.21	815,430	0.45	0.46	2.50	337
2015	15.18	0.37	#	(0.35	)(5)	(0.54)	(0.22)		14.44	0.03	706,760	0.45	0.47	2.46	346
2014	15.01	0.33	#	0.56	(5)	(0.63)	(0.09)		15.18	6.03	239,389	0.48	0.52	2.14	408
2013(7)	15.90	0.35	#	(0.63	)(5)	(0.59)	(0.02)		15.01	(1.90)	227,172	0.48	0.52	2.21	409
Investor Class
2018	$14.75	$0.16	#	$(0.44)		$(0.13)	$—		$14.34	(1.86)%	$271,001	0.63%	0.65%	2.27%	205%
2017	14.46	0.30	#	0.26		(0.27)	—		14.75	3.93	269,362	0.66	0.67	2.05	387
2016	14.31	0.33	#	0.08	(5)	(0.22)	(0.04)		14.46	2.88	215,783	0.72	0.73	2.24	337
2015	14.65	0.28	#	(0.31	)(5)	(0.21)	(0.10)		14.31	(0.22)	187,863	0.66	0.75	1.92	346
2014	14.14	0.29	#	0.53	(5)	(0.27)	(0.04)		14.65	5.82	669,537	0.63	0.77	1.98	408
2013(7)	14.68	0.30	#	(0.59	)(5)	(0.24)	(0.01)		14.14	(1.98)	582,451	0.63	0.77	2.06	409

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)

The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.

(2)

The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.

(3)	For the six months ended June 30, 2018. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(4)

An out of period adjustment to Investment Income had no impact on Net Investment Income per Share, Total Return or the Ratio of Net Investment Income to Average Net Assets for Institutional Class and Investor Class.

(5)	Amount includes Capital Gains distributions received by the Fund from the GuideStone Money Market Fund. The amount of these distributions represents less than $0.005 per share.
(6)

An out of period adjustment to Investment Income had no impact on Net Investment Income per Share or Total Return; however, the Ratio of Net Investment Income to Average Net Assets increased by 0.02% and 0.02% for Institutional Class and Investor Class, respectively.

(7)

An out of period adjustment to Investment Income increased Net Investment Income per Share by $0.00 and $0.01, Total Return by 0.00% and 0.07%, and the Ratio of Net Investment Income to Average Net Assets by 0.04% and 0.04% for Institutional Class and Investor Class, respectively.

See Notes to Financial Statements.

157

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(1)	Expenses, Gross(2)	Investment Income, Net (1)	Portfolio Turnover Rate
Extended-Duration Bond Fund
Institutional Class
2018(3)	$17.94	$0.27	#	$(0.88)		$(0.24)	$(0.13)	$16.96	(3.40)%	$120,021	0.56%	0.56%	3.13%	31%
2017	16.90	0.59	#	1.13		(0.56)	(0.12)	17.94	10.38	122,526	0.57	0.58	3.37	93
2016	17.37	0.70	#	0.63	(4)	(0.98)	(0.82)	16.90	7.65	115,558	0.56	0.57	3.81	50
2015	21.26	0.78	#	(1.74	)(4)	(1.42)	(1.51)	17.37	(5.01)	148,920	0.60	0.60	4.09	42
2014	21.85	0.96	#	2.70	(4)	(2.42)	(1.83)	21.26	17.47	56,216	0.56	0.57	4.19	48
2013(5)	29.08	1.23	#	(2.65	)(4)	(2.88)	(2.93)	21.85	(5.10)	51,959	0.55	0.55	4.61	37
Investor Class
2018(3)	$17.95	$0.24	#	$(0.87)		$(0.22)	$(0.13)	$16.97	(3.52)%	$113,173	0.82%	0.83%	2.86%	31%
2017	16.90	0.54	#	1.15		(0.52)	(0.12)	17.95	10.13	125,072	0.85	0.85	3.09	93
2016	16.76	0.64	#	0.56	(4)	(0.34)	(0.72)	16.90	7.23	119,443	0.84	0.85	3.51	50
2015	18.30	0.66	#	(1.60	)(4)	(0.27)	(0.33)	16.76	(5.30)	106,918	0.82	0.85	3.65	42
2014	16.39	0.71	#	2.10	(4)	(0.50)	(0.40)	18.30	17.32	245,417	0.75	0.83	3.99	48
2013(5)	18.58	0.78	#	(1.74	)(4)	(0.59)	(0.64)	16.39	(5.24)	218,822	0.75	0.80	4.40	37
Global Bond Fund
Institutional Class
2018(3)	$10.08	$0.21	#	$(0.56)		$(0.23)	$—	$9.50	(3.46)%	$417,323	0.53%	0.55%	4.38%	13%
2017	9.68	0.42	#	0.35		(0.37)	—	10.08	8.09	405,411	0.56	0.58	4.18	31
2016	9.08	0.45	#	0.56	(4)	(0.41)	—	9.68	11.24	338,475	0.59	0.60	4.73	28
2015(6)	10.09	0.27	#	(1.02	)(4)	(0.26)	—	9.08	(7.54)	311,374	0.59	0.62	4.15	30
Investor Class
2018(3)	$10.07	$0.20	#	$(0.56)		$(0.21)	$—	$9.50	(3.58)%	$125,964	0.80%	0.82%	4.10%	13%
2017	9.68	0.39	#	0.35		(0.35)	—	10.07	7.69	123,120	0.83	0.85	3.89	31
2016	9.08	0.42	#	0.56	(4)	(0.38)	—	9.68	10.91	89,412	0.88	0.89	4.42	28
2015	10.03	0.33	#	(0.92	)(4)	(0.36)	—	9.08	(6.00)	78,636	0.82	0.84	3.35	30
2014	10.09	0.37	#	(0.07	)(4)	(0.36)	—	10.03	2.90	401,321	0.79	0.82	3.64	57
2013(7)	10.38	0.39	#	(0.36	)(4)	(0.32)	—	10.09	0.30	357,842	0.80	0.83	3.77	101

#	Calculated using the average shares outstanding method.
(1)

The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.

(2)

The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.

(3)	For the six months ended June 30, 2018. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(4)	Amount includes Capital Gains distributions received by the Fund from the GuideStone Money Market Fund. The amount of these distributions represents less than $0.005 per share.
(5)

An out of period adjustment to Investment Income increased Net Investment Income per Share by $0.00 and $0.01, Total Return by 0.00% and 0.05%, and the Ratio of Net Investment Income to Average Net Assets by 0.04% and 0.04% for Institutional Class and Investor Class, respectively.

(6)	Inception date was May 1, 2015. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(7)	An out of period adjustment to Investment Income increased Net Investment Income per Share by $0.01, Total Return by 0.10%, and the Ratio of Net Investment Income to Average Net Assets by 0.02%.

See Notes to Financial Statements.

158

DEFENSIVE MARKET STRATEGIES FUND SCHEDULE OF INVESTMENTS	June 30, 2018	(Unaudited)

	Shares	Value
COMMON STOCKS — 41.1%
Consumer Discretionary — 3.0%
Advance Auto Parts, Inc.	152	$20,626
Amazon.com, Inc.*	2,361	4,013,228
AutoZone, Inc.*	38	25,495
Best Buy Co., Inc.	458	34,158
Booking Holdings, Inc.*	614	1,244,633
BorgWarner, Inc.	232	10,013
Cable One, Inc.Δ	120	87,995
CarMax, Inc.*	253	18,436
Carnival Corporation	22,056	1,264,029
CBS Corporation Class B (Non-Voting Shares)	817	45,932
Charter Communications, Inc. Class A*	375	109,954
Chipotle Mexican Grill, Inc.*	55	23,725
Comcast Corporation Class A	8,825	289,548
D.R. Horton, Inc.	552	22,632
Darden Restaurants, Inc.	10,008	1,071,456
Discovery, Inc. Class A*	454	12,485
Discovery, Inc. Class C*	631	16,090
DISH Network Corporation Class A*	461	15,494
Dollar General Corporation	458	45,159
Dollar Tree, Inc.*	418	35,530
Domino’s Pizza, Inc.	2,436	687,366
Expedia Group, Inc.	288	34,615
Foot Locker, Inc.	320	16,848
Ford Motor Co.	7,983	88,372
Gap, Inc. (The)	503	16,292
General Motors Co.	2,563	100,982
Genuine Parts Co.	12,028	1,104,050
Goodyear Tire & Rubber Co. (The)	280	6,521
H&R Block, Inc.	483	11,003
Hanesbrands, Inc.	827	18,211
Harley-Davidson, Inc.	372	15,654
Hasbro, Inc.	1,294	119,449
Hilton Worldwide Holdings, Inc.	368	29,131
Home Depot, Inc. (The)	14,632	2,854,703
Interpublic Group of Cos., Inc. (The)	849	19,901
Kohl’s Corporation	339	24,713
L Brands, Inc.	411	15,158
Leggett & Platt, Inc.	135	6,026
Lennar Corporation Class A	243	12,757
LKQ Corporation*	551	17,577
Lowe’s Cos., Inc.	6,722	642,422
Lululemon Athletica, Inc.*	12,805	1,598,704
Macy’s, Inc.	736	27,548
Marriott International, Inc. Class A	619	78,365
Mattel, Inc.	1,029	16,896
McDonald’s Corporation	34,540	5,412,073
Michael Kors Holdings, Ltd.*	280	18,648
Mohawk Industries, Inc.*	80	17,142
Netflix, Inc.*	1,944	760,940
Newell Brands, Inc.	917	23,649
News Corporation Class A	567	8,789
NIKE, Inc. Class B	16,221	1,292,489
Nordstrom, Inc.	287	14,861

	Shares	Value
Norwegian Cruise Line Holdings, Ltd.*	333	$15,734
O’Reilly Automotive, Inc.*	165	45,139
Omnicom Group, Inc.	506	38,593
Pool Corporation	865	131,047
PulteGroup, Inc.	555	15,956
PVH Corporation	138	20,661
Ralph Lauren Corporation	137	17,224
Ross Stores, Inc.	601	50,935
Royal Caribbean Cruises, Ltd.	380	39,368
Starbucks Corporation	48,093	2,349,343
Tapestry, Inc.	641	29,941
Target Corporation	964	73,380
Tiffany & Co.	162	21,319
TJX Cos., Inc. (The)	8,541	812,932
Tractor Supply Co.	240	18,358
TripAdvisor, Inc.*	203	11,309
Twenty-First Century Fox, Inc. Class A	2,177	108,175
Twenty-First Century Fox, Inc. Class B	766	37,741
Ulta Beauty, Inc.*	534	124,668
Under Armour, Inc. Class A*	210	4,721
Under Armour, Inc. Class C*	211	4,448
VF Corporation	555	45,244
Walt Disney Co. (The)	19,301	2,022,938
Whirlpool Corporation	160	23,397
Williams-Sonoma, Inc.Δ	3,610	221,582
Yum! Brands, Inc.	13,566	1,061,133

		30,863,759

Consumer Staples — 5.0%
Archer-Daniels-Midland Co.	1,013	46,426
Campbell Soup Co.Δ	9,998	405,319
Church & Dwight Co., Inc.	7,123	378,659
Clorox Co. (The)	9,533	1,289,338
Coca-Cola Co. (The)	73,219	3,211,385
Colgate-Palmolive Co.	30,394	1,969,835
Conagra Brands, Inc.	599	21,402
Costco Wholesale Corporation	7,692	1,607,474
Coty, Inc. Class A	956	13,480
Dr. Pepper Snapple Group, Inc.	1,566	191,052
Estee Lauder Cos., Inc. (The) Class A	15,779	2,251,506
Flowers Foods, Inc.Δ	26,461	551,183
General Mills, Inc.	12,613	558,251
Hershey Co. (The)	26,387	2,455,574
Hormel Foods CorporationΔ	20,100	747,921
Ingredion, Inc.	2,921	323,355
J.M. Smucker Co. (The)	250	26,870
Kellogg Co.	848	59,250
Kimberly-Clark Corporation	10,185	1,072,888
Kraft Heinz Co. (The)	1,148	72,117
Kroger Co. (The)	1,673	47,597
Lamb Weston Holdings, Inc.	6,988	478,748
McCormick & Co., Inc. (Non-Voting Shares)Δ	9,381	1,089,040
Mondelez International, Inc. Class A	41,836	1,715,276

See Notes to Financial Statements.

159

DEFENSIVE MARKET STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Monster Beverage Corporation*	22,638	$1,297,157
Nu Skin Enterprises, Inc. Class A	8,245	644,677
PepsiCo, Inc.	82,519	8,983,844
Procter & Gamble Co. (The)	161,265	12,588,346
Sysco Corporation	28,529	1,948,245
Tyson Foods, Inc. Class A	2,758	189,888
Walgreens Boots Alliance, Inc.	1,718	103,106
Walmart, Inc.	57,513	4,925,988

		51,265,197

Energy — 1.1%
Anadarko Petroleum Corporation	970	71,052
Andeavor	259	33,976
Apache Corporation	795	37,166
Baker Hughes a GE Co.	1,193	39,405
Cabot Oil & Gas Corporation	793	18,873
Chevron Corporation	57,781	7,305,252
Cimarex Energy Co.	158	16,075
Concho Resources, Inc.*	225	31,129
ConocoPhillips	2,361	164,373
Devon Energy Corporation	909	39,960
EOG Resources, Inc.	1,122	139,610
EQT Corporation	356	19,644
Exxon Mobil Corporation	16,924	1,400,123
Halliburton Co.	1,400	63,084
Helmerich & Payne, Inc.	350	22,316
Hess Corporation	541	36,187
Kinder Morgan, Inc.	3,440	60,785
Marathon Oil Corporation	1,361	28,390
Marathon Petroleum Corporation	1,025	71,914
National Oilwell Varco, Inc.	635	27,559
Newfield Exploration Co.*	284	8,591
Noble Energy, Inc.	885	31,223
Occidental Petroleum Corporation	15,628	1,307,751
ONEOK, Inc.	903	63,056
Phillips 66	752	84,457
Pioneer Natural Resources Co.	361	68,316
Valero Energy Corporation	787	87,223
Williams Cos., Inc. (The)	1,532	41,533

		11,319,023

Financials — 7.2%
Affiliated Managers Group, Inc.	93	13,826
Aflac, Inc.	3,194	137,405
Alleghany Corporation	1,248	717,563
Allstate Corporation (The)	57,218	5,222,287
American Express Co.	7,014	687,372
American Financial Group, Inc.	7,038	755,388
American International Group, Inc.	1,829	96,974
Ameriprise Financial, Inc.	269	37,628
Arch Capital Group, Ltd.*	24,987	661,156
Arthur J. Gallagher & Co.	451	29,441
Assurant, Inc.	75	7,762
Bank of America Corporation	18,205	513,199
Bank of Hawaii CorporationΔ	4,834	403,252
Bank of New York Mellon
Corporation (The)	71,165	3,837,929
Bank of the Ozarks	11,349	511,159
BB&T Corporation	5,603	282,615

	Shares	Value
Berkshire Hathaway, Inc. Class B*	3,599	$671,753
BlackRock, Inc.	1,580	788,483
Brighthouse Financial, Inc.*	274	10,979
Capital One Financial Corporation	901	82,802
Capitol Federal Financial, Inc.	220,700	2,904,412
Cboe Global Markets, Inc.	5,953	619,529
Charles Schwab Corporation (The)	2,042	104,346
Cincinnati Financial Corporation	334	22,331
Citigroup, Inc.	4,997	334,399
Citizens Financial Group, Inc.	836	32,520
CME Group, Inc.	14,026	2,299,142
Comerica, Inc.	302	27,458
Commerce Bancshares, Inc.	13,742	889,245
Discover Financial Services	702	49,428
E*TRADE Financial Corporation*	326	19,938
Erie Indemnity Co. Class A	1,670	195,824
Everest Re Group, Ltd.	96	22,126
Fifth Third Bancorp	1,381	39,635
FNF Group	42,598	1,602,537
Franklin Resources, Inc.	595	19,070
Goldman Sachs Group, Inc. (The)	615	135,651
Hartford Financial Services Group,
Inc. (The)	633	32,365
Huntington Bancshares, Inc.	1,372	20,251
Intercontinental Exchange, Inc.	5,078	373,487
Invesco, Ltd.	83,416	2,215,529
Jefferies Financial Group, Inc.	558	12,689
JPMorgan Chase & Co.	57,901	6,033,284
KeyCorp	1,880	36,735
Legg Mason, Inc.	19,500	677,235
Lincoln National Corporation	388	24,153
Loews Corporation	373	18,008
M&T Bank Corporation	7,078	1,204,322
Markel Corporation*	1,365	1,480,138
MarketAxess Holdings, Inc.	282	55,796
Marsh & McLennan Cos., Inc.	84,806	6,951,548
MetLife, Inc.	11,146	485,966
Moody’s Corporation	247	42,128
Morgan Stanley	2,432	115,277
Nasdaq, Inc.	251	22,909
Northern Trust Corporation	11,670	1,200,726
People’s United Financial, Inc.	674	12,193
PNC Financial Services Group, Inc.
(The)	65,768	8,885,257
Principal Financial Group, Inc.	631	33,412
ProAssurance Corporation	3,571	126,592
Progressive Corporation (The)	49,242	2,912,664
Prudential Financial, Inc.	855	79,951
Raymond James Financial, Inc.	240	21,444
Regions Financial Corporation	2,436	43,312
S&P Global, Inc.	1,008	205,521
SEI Investments Co.	5,739	358,802
State Street Corporation	650	60,508
SunTrust Banks, Inc.	48,860	3,225,737
SVB Financial Group*	1,464	422,745
Synchrony Financial	1,366	45,597
T. Rowe Price Group, Inc.	7,764	901,323
TFS Financial CorporationΔ	6,114	96,418

See Notes to Financial Statements.

160

	Shares	Value
Torchmark Corporation	219	$17,829
Travelers Cos., Inc. (The)	17,969	2,198,327
U.S. Bancorp	72,431	3,622,999
Unum Group	295	10,912
W.R. Berkley Corporation	6,388	462,555
Wells Fargo & Co.	91,285	5,060,840
XL Group, Ltd.	585	32,731
Zions Bancorporation	159	8,378

		74,635,157

Health Care — 4.6%
Abbott Laboratories	4,948	301,779
AbbVie, Inc.	3,024	280,174
ABIOMED, Inc.*	4,325	1,769,141
Aetna, Inc.	649	119,091
Agilent Technologies, Inc.	577	35,682
Alexion Pharmaceuticals, Inc.*	484	60,089
Align Technology, Inc.*	4,816	1,647,746
Amgen, Inc.	3,173	585,704
Anthem, Inc.	6,078	1,446,746
Baxter International, Inc.	9,958	735,299
Becton, Dickinson and Co.	3,267	782,643
Biogen, Inc.*	1,998	579,900
Boston Scientific Corporation*	2,122	69,389
Bristol-Myers Squibb Co.	49,142	2,719,518
Cardinal Health, Inc.	11,650	568,869
Celgene Corporation*	3,532	280,511
Centene Corporation*	305	37,579
Cerner Corporation*	527	31,509
Cigna Corporation	4,840	822,558
Cooper Cos., Inc. (The)	88	20,720
CVS Health Corporation	2,007	129,150
Danaher Corporation	6,583	649,610
DaVita, Inc.*	265	18,402
DENTSPLY SIRONA, Inc.	472	20,659
Edwards Lifesciences Corporation*	2,990	435,254
Eli Lilly & Co.	35,536	3,032,287
Express Scripts Holding Co.*	1,154	89,100
Gilead Sciences, Inc.	2,517	178,304
HCA Healthcare, Inc.	500	51,300
Henry Schein, Inc.*	273	19,831
Hologic, Inc.*	376	14,946
Humana, Inc.	5,750	1,711,372
IDEXX Laboratories, Inc.*	1,453	316,667
Illumina, Inc.*	3,650	1,019,408
Incyte Corporation*	346	23,182
Intuitive Surgical, Inc.*	4,719	2,257,947
IQVIA Holdings, Inc.*	250	24,955
Johnson & Johnson	109,024	13,228,972
Laboratory Corporation of America
Holdings*	237	42,549
McKesson Corporation	399	53,227
Mettler-Toledo International, Inc.*	1,916	1,108,655
PerkinElmer, Inc.	318	23,287
Quest Diagnostics, Inc.	28,965	3,184,412
Regeneron Pharmaceuticals, Inc.*	143	49,334
ResMed, Inc.	769	79,653
Stryker Corporation	11,752	1,984,443

	Shares	Value
Thermo Fisher Scientific, Inc.	1,937	$401,230
UnitedHealth Group, Inc.	14,046	3,446,046
Universal Health Services, Inc.
Class B	174	19,391
Varian Medical Systems, Inc.*	4,093	465,456
Veeva Systems, Inc. Class A*	344	26,440
Vertex Pharmaceuticals, Inc.*	2,042	347,058
Waters Corporation*	589	114,025
Zimmer Biomet Holdings, Inc.	334	37,221
Zoetis, Inc.	5,394	459,515

		47,957,935

Industrials — 5.5%
3M Co.	47,351	9,314,889
Alaska Air Group, Inc.	219	13,225
American Airlines Group, Inc.	801	30,406
AMETEK, Inc.	278	20,060
Arconic, Inc.	719	12,230
Boeing Co. (The)	6,928	2,324,413
C.H. Robinson Worldwide, Inc.	2,486	207,979
Caterpillar, Inc.	1,105	149,915
Cintas Corporation	3,415	632,014
Copart, Inc.*	7,550	427,028
CSX Corporation	1,596	101,793
Cummins, Inc.	798	106,134
Deere & Co.	524	73,255
Delta Air Lines, Inc.	1,312	64,997
Dover Corporation	192	14,054
Emerson Electric Co.	39,404	2,724,393
Equifax, Inc.	234	29,276
Expeditors International of
Washington, Inc.	15,263	1,115,725
Fastenal Co.	7,916	380,997
FedEx Corporation	2,361	536,089
Flowserve Corporation	291	11,756
Fluor Corporation	298	14,536
Fortive Corporation	3,879	299,110
Fortune Brands Home & Security, Inc.	191	10,255
General Dynamics Corporation	5,821	1,085,093
General Electric Co.	17,028	231,751
Harris Corporation	191	27,607
Honeywell International, Inc.	15,834	2,280,888
Huntington Ingalls Industries, Inc.	917	198,796
IDEX Corporation	1,348	183,975
IHS Markit, Ltd.*	500	25,795
Illinois ToolWorks, Inc.	15,066	2,087,244
J.B. Hunt Transport Services, Inc.	166	20,177
Jacobs Engineering Group, Inc.	78	4,952
Kansas City Southern	154	16,318
L3 Technologies, Inc.	139	26,732
Landstar System, Inc.	8,170	892,164
Lockheed Martin Corporation	5,294	1,564,006
Masco Corporation	401	15,005
Norfolk Southern Corporation	17,056	2,573,239
Northrop Grumman Corporation	5,607	1,725,274
PACCAR, Inc.	655	40,584
Parker-Hannifin Corporation	254	39,586
Quanta Services, Inc.*	139	4,643

See Notes to Financial Statements.

161

DEFENSIVE MARKET STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Raytheon Co.	14,686	$2,837,042
Republic Services, Inc.	128,228	8,765,666
Robert Half International, Inc.	7,443	484,539
Rockwell Automation, Inc.	198	32,914
Rockwell Collins, Inc.	275	37,037
Rollins, Inc.	27,873	1,465,562
Roper Technologies, Inc.	165	45,525
Snap-on, Inc.	112	18,001
Southwest Airlines Co.	20,462	1,041,107
Stanley Black & Decker, Inc.	216	28,687
Stericycle, Inc.*	234	15,278
Textron, Inc.	272	17,928
TransDigm Group, Inc.	70	24,160
Union Pacific Corporation	7,318	1,036,814
United Continental Holdings, Inc.*	462	32,215
United Parcel Service, Inc. Class B	26,959	2,863,855
United Rentals, Inc.*	123	18,157
United Technologies Corporation	6,080	760,182
Verisk Analytics, Inc.*	707	76,102
W.W. Grainger, Inc.	1,062	327,521
Waste Management, Inc.	64,280	5,228,535
Xylem, Inc.	293	19,742

		56,834,927

Information Technology — 7.2%
Activision Blizzard, Inc.	1,339	102,192
Adobe Systems, Inc.*	9,203	2,243,783
Advanced Micro Devices, Inc.*	1,790	26,832
Akamai Technologies, Inc.*	312	22,848
Alliance Data Systems Corporation	101	23,553
Alphabet, Inc. Class A*	3,099	3,499,360
Alphabet, Inc. Class C*	566	631,458
Amdocs, Ltd.	1,249	82,671
Amphenol Corporation Class A	6,664	580,768
Analog Devices, Inc.	634	60,813
ANSYS, Inc.*	1,340	233,401
Apple, Inc.	17,399	3,220,729
Applied Materials, Inc.	40,396	1,865,891
Arista Networks, Inc.*	1,341	345,294
Autodesk, Inc.*	417	54,664
Automatic Data Processing, Inc.	42,782	5,738,777
Broadcom, Inc.	787	190,958
Broadridge Financial Solutions, Inc.	3,582	412,288
CA, Inc.	706	25,169
Cadence Design Systems, Inc.*	3,618	156,696
Cisco Systems, Inc.	117,527	5,057,187
Citrix Systems, Inc.*	271	28,412
Cognizant Technology Solutions Corporation Class A	20,370	1,609,026
Corning, Inc.	1,580	43,466
Dolby Laboratories, Inc. Class A	2,230	137,569
DXC Technology Co.	501	40,386
eBay, Inc.*	1,618	58,669
Electronic Arts, Inc.*	5,542	781,533
F5 Networks, Inc.*	10,306	1,777,270
Facebook, Inc. Class A*	18,738	3,641,168
Fidelity National Information
Services, Inc.	549	58,210

	Shares	Value
Fiserv, Inc.*	7,396	$547,970
FLIR Systems, Inc.	20,603	1,070,738
Fortinet, Inc.*	2,034	126,983
Gartner, Inc.*	125	16,612
Global Payments, Inc.	200	22,298
Hewlett Packard Enterprise Co.	3,316	48,447
HP, Inc.	2,972	67,435
Intel Corporation	66,031	3,282,401
International Business Machines
Corporation	8,101	1,131,710
Intuit, Inc.	13,910	2,841,882
IPG Photonics Corporation*	626	138,114
Jack Henry & Associates, Inc.	6,869	895,443
Juniper Networks, Inc.	571	15,657
KLA-Tencor Corporation	1,433	146,925
Lam Research Corporation	290	50,126
Manhattan Associates, Inc.*	1,564	73,524
MasterCard, Inc. Class A	17,045	3,349,683
Maxim Integrated Products, Inc.	80,992	4,750,991
Microchip Technology, Inc.	461	41,928
Micron Technology, Inc.*	2,018	105,824
Microsoft Corporation	53,374	5,263,210
Motorola Solutions, Inc.	226	26,300
National Instruments Corporation	4,818	202,260
NetApp, Inc.	478	37,537
NVIDIA Corporation	5,424	1,284,946
Oracle Corporation	92,466	4,074,052
Paychex, Inc.	47,019	3,213,749
PayPal Holdings, Inc.*	4,104	341,740
Qorvo, Inc.*	254	20,363
QUALCOMM, Inc.	2,850	159,942
Red Hat, Inc.*	3,115	418,563
salesforce.com, Inc.*	1,344	183,322
Skyworks Solutions, Inc.	4,409	426,130
Square, Inc. Class A*	5,108	314,857
Symantec Corporation	1,116	23,045
Synopsys, Inc.*	600	51,342
Take-Two Interactive Software, Inc.*	175	20,713
Teradata CorporationΔ*	2,305	92,546
Teradyne, Inc.	6,864	261,312
Texas Instruments, Inc.	26,098	2,877,304
Total System Services, Inc.	261	22,060
Twitter, Inc.*	1,000	43,670
VeriSign, Inc.*	1,528	209,978
Visa, Inc. Class AΔ	26,053	3,450,720
Western Digital Corporation	642	49,697
Western Union Co. (The)	864	17,565
Xerox Corporation	523	12,552
Xilinx, Inc.	6,231	406,635

		74,981,842

Materials — 1.1%
Air Products & Chemicals, Inc.	6,921	1,077,807
Albemarle Corporation	215	20,281
Ball Corporation	452	16,069
Bemis Co., Inc.	83,600	3,528,756
CF Industries Holdings, Inc.	530	23,532

See Notes to Financial Statements.

162

	Shares	Value
DowDuPont, Inc.	36,885	$2,431,459
Eastman Chemical Co.	225	22,491
Ecolab, Inc.	7,513	1,054,299
FMC Corporation	211	18,823
Freeport-McMoRan, Inc.	2,471	42,649
International Flavors & Fragrances, Inc.	727	90,119
International Paper Co.	12,198	635,272
Martin Marietta Materials, Inc.	107	23,896
Mosaic Co. (The)	713	20,000
Newmont Mining Corporation	1,042	39,294
Nucor Corporation	550	34,375
Packaging Corporation of America	176	19,675
PPG Industries, Inc.	6,926	718,434
Praxair, Inc.	2,271	359,159
Sealed Air Corporation	225	9,551
Sherwin-Williams Co. (The)	1,781	725,882
Vulcan Materials Co.	331	42,719
WestRock Co.	597	34,041

		10,988,583

Real Estate — 0.8%
Alexandria Real Estate Equities, Inc.
REIT	172	21,701
American Tower Corporation REIT	14,463	2,085,131
Apartment Investment & Management Co. Class A REIT	481	20,346
AvalonBay Communities, Inc. REIT	351	60,333
Boston Properties, Inc. REIT	2,757	345,783
CBRE Group, Inc. Class A*	534	25,493
Crown Castle International Corporation REIT	826	89,059
Digital Realty Trust, Inc. REIT	362	40,392
Equinix, Inc. REIT	132	56,746
Equity Residential REIT	647	41,207
Essex Property Trust, Inc. REIT	109	26,059
Extra Space Storage, Inc. REIT	205	20,461
Federal Realty Investment Trust REIT	105	13,288
GGP, Inc. REIT	1,253	25,599
HCP, Inc. REIT	1,147	29,616
Host Hotels & Resorts, Inc. REIT	1,879	39,591
Iron Mountain, Inc. REIT	754	26,398
Kimco Realty Corporation REIT	934	15,869
Macerich Co. (The) REIT	275	15,628
Mid-America Apartment Communities, Inc. REIT	202	20,335
Prologis, Inc. REIT	1,007	66,150
Public Storage REIT	4,977	1,129,082
Realty Income Corporation REIT	579	31,144
SBA Communications Corporation REIT*	154	25,428
Simon Property Group, Inc. REIT	677	115,219
SL Green Realty Corporation REIT	174	17,492
UDR, Inc. REIT	300	11,262
Ventas, Inc. REIT	810	46,130
Vornado Realty Trust REIT	299	22,102
Welltower, Inc. REIT	825	51,719
Weyerhaeuser Co. REIT	100,907	3,679,069

		8,213,832

	Shares	Value
Telecommunication Services — 0.7%
AT&T, Inc.	19,891	$638,708
CenturyLink, Inc.	2,272	42,350
Verizon Communications, Inc.	131,587	6,620,142

		7,301,200

Utilities — 4.9%
AES Corporation	1,420	19,042
Alliant Energy Corporation	4,100	173,512
Ameren Corporation	32,091	1,952,737
American Electric Power Co., Inc.	29,986	2,076,531
AmericanWater Works Co., Inc.	27,426	2,341,632
Aqua America, Inc.	30,479	1,072,251
Atmos Energy Corporation	66,804	6,021,713
CenterPoint Energy, Inc.	7,049	195,328
CMS Energy Corporation	8,819	416,962
Consolidated Edison, Inc.	18,667	1,455,653
Dominion Energy, Inc.Δ	14,558	992,564
DTE Energy Co.	9,627	997,646
Duke Energy Corporation	18,867	1,492,002
Edison International	26,686	1,688,423
Entergy Corporation	480	38,779
Evergy, Inc.	31,489	1,768,107
Eversource Energy	44,678	2,618,578
Exelon Corporation	6,555	279,243
FirstEnergy Corporation	1,116	40,076
NextEra Energy, Inc.	18,388	3,071,348
NiSource, Inc.	15,696	412,491
NRG Energy, Inc.	569	17,468
ONE Gas, Inc.	71,142	5,317,153
PG&E Corporation	9,676	411,811
PinnacleWest Capital Corporation	46,503	3,746,282
PPL Corporation	1,308	37,343
Public Service Enterprise Group, Inc.	37,556	2,033,282
SCANA Corporation	365	14,060
Sempra Energy	543	63,048
Southern Co. (The)	18,676	864,886
Spire, Inc.	66,922	4,728,039
UGI Corporation	34,345	1,788,344
WEC Energy Group, Inc.	21,216	1,371,614
Xcel Energy, Inc.	25,599	1,169,362

		50,687,310

Total Common Stocks (Cost $340,232,666)		425,048,765

FOREIGN COMMON STOCKS — 4.3%
Curacao — 0.6%
Schlumberger, Ltd.	87,092	5,837,777

France — 0.7%
TOTAL SA	124,323	7,580,078

Ireland — 1.2%
Accenture PLC Class A	18,269	2,988,626
Allegion PLC	156	12,068
Eaton Corporation PLC	32,316	2,415,298
Ingersoll-Rand PLC	551	49,441
Johnson Controls International PLC	1,898	63,488
Medtronic PLC	83,182	7,121,211

See Notes to Financial Statements.

163

DEFENSIVE MARKET STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Pentair PLC	294	$12,372
Seagate Technology PLC	660	37,270
Willis Towers Watson PLC	205	31,078

		12,730,852

Japan — 0.1%
Honda Motor Co., Ltd.	26,000	763,925
Toyota Motor Corporation	6,600	427,422

		1,191,347

Jersey — 0.0%
Aptiv PLC	5,196	476,110

Netherlands — 0.2%
LyondellBasell Industries NV Class A	2,581	283,523
Mylan NV*	4,025	145,463
Unilever NV CVA	26,400	1,473,208

		1,902,194

Sweden — 0.1%
Atlas Copco AB, B Shares	37,500	982,429

Switzerland — 1.0%
ABB, Ltd.	33,900	743,178
Chubb, Ltd.	54,948	6,979,495
Garmin, Ltd.	9,459	576,999
Roche Holding AG	8,200	1,826,224
TE Connectivity, Ltd.	617	55,567

		10,181,463

United Kingdom — 0.4%
Aon PLC	9,318	1,278,150
Nielsen Holdings PLC	803	24,837
Royal Dutch Shell PLC, A Shares	47,900	1,665,263
Smiths Group PLC	26,500	593,848
TechnipFMC PLC	1,083	34,374

		3,596,472

Total Foreign Common Stocks (Cost $41,048,909)		44,478,722

PREFERRED STOCKS — 1.4%
Bank of America Corporation,
7.25%,06/28/18 CONV	4,950	6,189,975
Stanley Black & Decker, Inc.,
5.38%,07/31/18 CONVΔ	58,005	6,077,764
Welltower, Inc. REIT,
6.50%,06/28/18 CONV	34,785	2,067,968

Total Preferred Stocks (Cost $14,856,188)		14,335,707

MUTUAL FUNDS — 1.0%
iShares Russell 1000 Value ETFΔ (Cost $10,932,552)	88,500	10,742,130

SYNTHETIC CONVERTIBLE INSTRUMENTS — 0.1%
Goldman Sachs International CONV (Cost $1,338,475)	16,700	1,358,245

	Par
CERTIFICATES OF DEPOSIT — 0.2%
UBS AG
0.00%, 06/24/20Ω (Cost $2,031,237)	$24,300	2,050,434

	Par	Value
CORPORATE BONDS — 25.1%
Advanced Micro Devices, Inc.
2.13%, 09/01/26 CONV	$373,000	$741,389
Akamai Technologies, Inc.
0.00%, 02/15/19Ω CONV	1,850,000	1,857,206
0.13%, 05/01/25 144A CONV	3,199,000	3,211,332
Allscripts Healthcare Solutions, Inc.
1.25%, 07/01/20 CONVΔ	3,894,000	3,953,438
Altaba, Inc.
0.00%, 12/01/18Ω CONV	907,000	1,239,380
Ares Capital Corporation
3.75%, 02/01/22 CONV	4,376,000	4,403,232
Atlassian, Inc.
0.63%, 05/01/23 144A CONV	2,450,000	2,540,829
Bank of America Corporation
(Variable, ICE LIBOR USD 3M + 2.93%), 5.88%, 03/15/28Δ^	447,000	437,501
BioMarin Pharmaceutical, Inc.
1.50%, 10/15/20 CONVΔ	1,843,000	2,192,475
0.60%, 08/01/24 CONV	2,994,000	3,032,024
Blackstone Mortgage Trust, Inc. REIT
4.75%, 03/15/23 CONV	4,351,000	4,238,644
BofA Finance LLC
0.25%, 05/01/23 CONV	1,340,000	1,253,918
Booking Holdings, Inc.
0.35%, 06/15/20 CONV	390,000	604,752
Chart Industries, Inc.
1.00%, 11/15/24 144A CONV	1,076,000	1,312,838
Chegg, Inc.
0.25%, 05/15/23 144A CONV	990,000	1,174,548
Chesapeake Energy Corporation
5.50%, 09/15/26 CONV	2,103,000	2,142,505
Citigroup, Inc.
(Variable, ICE LIBOR USD 3M +
4.07%), 5.95%, 01/30/23Δ^	3,245,000	3,305,844
Citrix Systems, Inc.
0.50%, 04/15/19 CONV	1,338,000	1,946,114
Clovis Oncology, Inc.
1.25%, 05/01/25 CONV	1,555,000	1,436,862
Cypress Semiconductor Corporation
2.00%, 02/01/23 144A CONVΔ	2,171,000	2,260,958
DexCom, Inc.
0.75%, 05/15/22 144A CONVΔ	2,420,000	2,812,192
DISH Network Corporation
3.38%, 08/15/26 CONV	4,872,000	4,731,180
Dycom Industries, Inc.
0.75%, 09/15/21 CONV	2,067,000	2,404,000

See Notes to Financial Statements.

164

	Par	Value
Electronics for Imaging, Inc.
0.75%, 09/01/19 CONV	$1,343,000	$1,329,539
Empire State Realty OP LP REIT
2.63%, 08/15/19 144A CONV	1,332,000	1,359,309
Envestnet, Inc.
1.75%, 06/01/23 144A CONV	2,621,000	2,704,348
EuronetWorldwide, Inc.
1.50%, 10/01/44 CONV	997,000	1,224,299
Exact Sciences Corporation
1.00%, 01/15/25 CONV	3,003,000	3,165,862
Extra Space Storage LP REIT
3.13%, 10/01/35 144A CONVΔ	4,345,000	5,055,534
Finisar Corporation
0.50%, 12/15/36 CONV	1,395,000	1,269,659
Five9, Inc.
0.13%, 05/01/23 144A CONV	1,384,000	1,452,385
Goldman Sachs Group, Inc. (The)
(Variable, ICE LIBOR USD 3M + 3.83%), 5.30%, 11/10/26Δ^	2,516,000	2,465,680
Greenbrier Cos., Inc. (The)
2.88%, 02/01/24 CONVΔ	1,174,000	1,356,845
HubSpot, Inc.
0.25%, 06/01/22 CONV	594,000	850,051
IAC FinanceCo, Inc.
0.88%, 10/01/22 144A CONV	2,047,000	2,387,416
IH Merger Sub LLC REIT
3.50%, 01/15/22 CONV	3,390,000	3,792,074
Illumina, Inc.
0.50%, 06/15/21 CONVΔ	989,000	1,307,073
Insulet Corporation
1.38%, 11/15/24 144A CONV	1,107,000	1,246,225
Integrated Device Technology, Inc.
0.88%, 11/15/22 CONV	1,740,000	1,987,242
Intel Corporation
3.25%, 08/01/39 CONV	1,042,000	2,497,255
InterDigital, Inc.
1.50%, 03/01/20 CONV	628,000	771,657
Ionis Pharmaceuticals, Inc.
1.00%, 11/15/21 CONV	1,675,000	1,649,800
Jazz Investments I, Ltd.
1.88%, 08/15/21 CONV	3,716,000	4,053,565
LendingTree, Inc.
0.63%, 06/01/22 CONV	358,000	433,112
Liberty Expedia Holdings, Inc.
1.00%, 06/30/47 144A CONVΔ	3,825,000	3,786,892
Liberty Interactive LLC
1.75%, 09/30/46 144A CONV	1,596,000	1,745,288

	Par	Value
Liberty Media Corp-Liberty Formula One
1.00%, 01/30/23 CONV	$1,080,000	$1,265,806
Liberty Media Corporation
1.38%, 10/15/23 CONV	518,000	645,671
2.25%, 09/30/46 CONV	1,110,000	585,770
2.13%, 03/31/48 144A CONV	4,030,000	3,983,933
Ligand Pharmaceuticals, Inc.
0.75%, 05/15/23 144A CONV	1,990,000	2,063,234
Live Nation Entertainment, Inc.
2.50%, 03/15/23 144A CONV	4,768,000	4,948,769
Lumentum Holdings, Inc.
0.25%, 03/15/24 CONV	1,395,000	1,657,846
Macquarie Infrastructure Corporation
2.88%, 07/15/19 CONV	1,675,000	1,666,699
2.00%, 10/01/23 CONV	2,092,000	1,860,550
Marriott Vacations Worldwide Corporation
1.50%, 09/15/22 144A CONV	3,209,000	3,248,310
Meritor, Inc.
3.25%, 10/15/37 144A CONV	5,245,000	5,209,602
Microchip Technology, Inc.
1.63%, 02/15/27 CONV	8,947,000	10,442,330
Micron Technology, Inc.
3.00%, 11/15/43 CONV	579,000	1,044,147
Molina Healthcare, Inc.
1.13%, 01/15/20 CONV	554,000	1,344,236
Nabors Industries, Inc.
0.75%, 01/15/24 CONV	1,048,000	827,156
National Health Investors, Inc. REIT
3.25%, 04/01/21 CONV	1,406,000	1,573,483
Navistar International Corporation
4.75%, 04/15/19 CONV	2,453,000	2,534,145
Neurocrine Biosciences, Inc.
2.25%, 05/15/24 CONV	803,000	1,160,924
New Relic, Inc.
0.50%, 05/01/23 144A CONV	895,000	989,546
NextEra Energy Partners LP
1.50%, 09/15/20 144A CONV	4,500,000	4,596,444
Nice Systems, Inc.
1.25%, 01/15/24 CONVΔ	1,463,000	1,945,827
NRG Yield, Inc.
3.50%, 02/01/19 144A CONV	1,909,000	1,904,027

See Notes to Financial Statements.

165

DEFENSIVE MARKET STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
3.25%, 06/01/20 144A CONV	$1,502,000	$1,493,940
Nuance Communications, Inc.
1.25%, 04/01/25 CONVΔ	2,406,000	2,273,935
1.00%, 12/15/35 CONVΔ	1,883,000	1,694,692
Nutanix, Inc.
0.00%, 01/15/23 144AΩ CONV	830,000	1,027,904
NuVasive, Inc.
2.25%, 03/15/21 CONVΔ	3,683,000	4,000,070
Oasis Petroleum, Inc.
2.63%, 09/15/23 CONVΔ	1,089,000	1,415,684
Oil States International, Inc.
1.50%, 02/15/23 144A CONVΔ	622,000	650,193
Okta, Inc.
0.25%, 02/15/23 144A CONV	1,090,000	1,350,885
ON Semiconductor Corporation
1.00%, 12/01/20 CONV	3,400,000	4,481,475
OSI Systems, Inc.
1.25%, 09/01/22 CONV	2,250,000	2,188,280
Pandora Media, Inc.
1.75%, 12/01/23 CONV	208,000	223,686
PDC Energy, Inc.
1.13%, 09/15/21 CONV	684,000	717,891
Plains All American Pipeline LP
(Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22Δ^	2,617,000	2,486,150
Proofpoint, Inc.
0.75%, 06/15/20 CONV	1,296,000	1,907,335
Pure Storage, Inc.
0.13%, 04/15/23 144A CONV	1,035,000	1,159,064
Q2 Holdings, Inc.
0.75%, 02/15/23 144A CONVΔ	1,016,000	1,157,079
Red Hat, Inc.
0.25%, 10/01/19 CONV	295,000	538,965
RingCentral, Inc.
0.00%, 03/15/23 144AΩ CONV	1,245,000	1,324,751
Rovi Corporation
0.50%, 03/01/20 CONV	1,202,000	1,144,226
Royal Gold, Inc.
2.88%, 06/15/19 CONVΔ	4,892,000	5,196,742
ServiceNow, Inc.
0.00%, 06/01/22Ω CONV	1,698,000	2,304,415
Silicon Laboratories, Inc.
1.38%, 03/01/22 CONVΔ	1,126,000	1,378,591
SM Energy Co.
1.50%, 07/01/21 CONV	336,000	347,824
Spirit Realty Capital, Inc. REIT
2.88%, 05/15/19 CONV	1,821,000	1,814,612
Square, Inc.
0.50%, 05/15/23 144A CONV	3,685,000	3,949,859

	Par	Value
Starwood Property Trust, Inc. REIT
4.38%, 04/01/23 CONVΔ	$4,858,000	$4,886,662
Supernus Pharmaceuticals, Inc.
0.63%, 04/01/23 144A CONV	813,000	994,850
Teradyne, Inc.
1.25%, 12/15/23 CONVΔ	1,327,000	1,769,691
Tesla, Inc.
1.25%, 03/01/21 CONV	3,594,000	4,058,905
Transocean, Inc.
0.50%, 01/30/23 CONV	946,000	1,349,680
Tutor Perini Corporation
2.88%, 06/15/21 CONVΔ	2,981,000	2,992,844
Twilio, Inc.
0.25%, 06/01/23 144A CONV	1,400,000	1,457,424
Twitter, Inc.
0.25%, 06/15/24 144A CONV	2,090,000	2,164,245
Two Harbors Investment Corporation REIT
6.25%, 01/15/22 CONV	2,398,000	2,517,900
U.S. Bancorp
(Variable, ICE LIBOR USD 3M + 2.91%), 5.30%, 04/15/27^	3,063,000	3,059,018
Verint Systems, Inc.
1.50%, 06/01/21 CONVΔ	4,599,000	4,536,651
Wayfair, Inc.
0.38%, 09/01/22 144A CONV	1,028,000	1,326,904
Weatherford International, Ltd.
5.88%, 07/01/21 CONV	656,000	647,229
Web.com Group, Inc.
1.00%, 08/15/18 CONV	3,350,000	3,349,732
Wells Fargo & Co.
(Variable, ICE LIBOR USD 3M + 3.77%), 6.11%, 09/15/18†Δ	3,297,000	3,344,394
Wells Fargo Bank NA
5.95%, 10/03/18	6,500	684,720
Western Digital Corporation
1.50%, 02/01/24 144A CONVΔ	4,506,000	4,566,926
Workday, Inc.
0.25%, 10/01/22 144A CONV	3,863,000	4,064,958
Wright Medical Group, Inc.
2.00%, 02/15/20 CONV	3,048,000	3,305,178
Zendesk, Inc.
0.25%, 03/15/23 144A CONVΔ	1,235,000	1,340,195
Zillow Group, Inc.
2.00%, 12/01/21 CONV	1,044,000	1,327,763
1.50%, 07/01/23 CONV	2,354,000	2,387,615

Total Corporate Bonds (Cost $249,782,094)		258,984,458

See Notes to Financial Statements.

166

	Par	Value
FOREIGN BONDS — 2.8%
Canada — 0.2%
Canadian Imperial Bank of Commerce
0.00%, 11/07/18Ω	$4,400	$921,289
Royal Bank of Canada
0.00%, 09/07/18 144A CONV	7,600	288,040
0.00%, 09/13/18 144A CONV	6,400	1,110,464

		2,319,793

France — 0.9%
AXA SA
7.25%, 05/15/21 144A CONV	818,000	856,464
TOTAL SA
0.50%, 12/02/22 CONV	3,200,000	3,512,653
Valeo SA
0.00%, 06/16/21Ω CONV	2,000,000	1,917,500
Vinci SA
0.38%, 02/16/22 CONV	2,400,000	2,586,552

		8,873,169

Israel — 0.1%
Wix.com, Ltd.
0.00%, 07/01/23 144AΩ CONV	1,400,000	1,387,880

Jersey — 0.2%
Ensco Jersey Finance, Ltd.
3.00%, 01/31/24 CONVΔ	1,854,000	1,726,330

Netherlands — 0.7%
QIAGEN NV
0.38%, 03/19/19 CONV	1,800,000	2,312,955
Siemens Financieringsmaatschappij NV
1.65%, 08/16/19 CONV	2,500,000	2,885,325
STMicroelectronics NV
0.25%, 07/03/24 CONV	1,800,000	2,170,125

		7,368,405

Switzerland — 0.3%
Credit Suisse AG
0.00%, 07/12/18Ω	31,500	1,298,209
0.00%, 08/23/18Ω	1,900	427,489
0.00%, 09/07/18Ω	1,500	318,390
0.00%, 09/14/18Ω	1,800	385,776

		2,429,864

United Kingdom — 0.4%
Inmarsat PLC
3.88%, 09/09/23 CONV	3,200,000	4,432,000

Total Foreign Bonds (Cost $26,673,347)		28,537,441

	Shares
EQUITY-LINKED SECURITIES — 0.2%
L Brands, Inc., Issued by Merrill Lynch & Co., Inc., Maturity Date 7/12/2018	9,900	382,536

		Shares	Value
Lowe’s Cos., Inc., Issued by Merrill Lynch & Co., Inc., Maturity Date 11/15/2018		11,200	$985,152
Martin Marietta Materials, Inc., Issued by Merrill Lynch & Co., Inc., Maturity Date 8/15/2018		4,600	996,314

Total Equity-Linked Securities (Cost $2,410,070)			2,364,002

MONEY MARKET FUNDS — 5.0%
GuideStone Money Market Fund (Investor Class)¥		34,204,619	34,204,619
Northern Institutional Liquid Assets Portfolio§		16,624,004	16,624,004
Northern Institutional U.S. Government Portfolio		846,471	846,471

Total Money Market Funds (Cost $51,675,094)			51,675,094

		Par
U.S. TREASURY OBLIGATIONS — 20.7%
U.S. Treasury Bills
1.20%, 07/19/18Ω		$38,410,000	38,378,581
1.46%, 10/11/18Ω		31,940,000	31,767,620
2.30%, 06/20/19Ω		33,500,000	32,763,368
U.S. Treasury Notes
1.25%, 10/31/18		40,000,000	39,898,440
1.50%, 01/31/19		16,000,000	15,934,064
0.75%, 02/15/19		22,100,000	21,901,023
1.25%, 04/30/19		33,900,000	33,607,341

Total U.S. Treasury Obligations (Cost $214,376,727)			214,250,437

TOTAL INVESTMENTS — 101.9% (Cost $955,357,359)			1,053,825,435

CORPORATE BONDS SOLD SHORT — (0.0)%
Wright Medical Group, Inc.
1.63%, 06/15/23 144A CONV (Proceeds $(142,730))		(145,000)	(144,565)

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.1)%
Call Options — (0.0)%
S&P 500®, Strike Price $2,775.00, Expires 07/27/18 (MSCS)	(13)	$(3,533,881)	(14,820)
S&P 500®, Strike Price $2,790.00, Expires 07/23/18 (MSCS)	(17)	(4,621,229)	(8,670)
S&P 500®, Strike Price $2,800.00, Expires 07/25/18 (MSCS)	(14)	(3,805,718)	(5,740)
S&P 500®, Strike Price $2,810.00, Expires 07/03/18 (MSCS)	(11)	(2,990,207)	(55)

See Notes to Financial Statements.

167

DEFENSIVE MARKET STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $2,810.00, Expires 07/18/18 (MSCS)	(11)	$(2,990,207)	$(1,568)
S&P 500®, Strike Price $2,810.00, Expires 07/20/18 (MSCS)	(13)	(3,533,881)	(2,665)
S&P 500®, Strike Price $2,820.00, Expires 07/16/18 (MSCS)	(13)	(3,533,881)	(715)
S&P 500®, Strike Price $2,825.00, Expires 07/06/18 (MSCS)	(13)	(3,533,881)	(130)
S&P 500®, Strike Price $2,830.00, Expires 07/13/18 (MSCS)	(13)	(3,533,881)	(364)
S&P 500®, Strike Price $2,840.00, Expires 07/09/18 (MSCS)	(12)	(3,262,044)	(180)
S&P 500®, Strike Price $2,840.00, Expires 07/11/18 (MSCS)	(14)	(3,805,718)	(350)

			(35,257)

Put Options — (0.1)%
S&P 500®, Strike Price $2,615.00, Expires 07/27/18 (MSCS)	(70)	(19,028,590)	(84,000)
S&P 500®, Strike Price $2,630.00, Expires 07/23/18 (MSCS)	(66)	(17,941,242)	(85,470)
S&P 500®, Strike Price $2,650.00, Expires 07/25/18 (MSCS)	(67)	(18,213,079)	(116,915)
S&P 500®, Strike Price $2,665.00, Expires 07/20/18 (MSCS)	(66)	(17,941,242)	(114,840)
S&P 500®, Strike Price $2,675.00, Expires 07/18/18 (MSCS)	(68)	(18,484,916)	(120,020)
S&P 500®, Strike Price $2,695.00, Expires 07/03/18 (MSCS)	(63)	(17,125,731)	(31,500)
S&P 500®, Strike Price $2,695.00, Expires 07/16/18 (MSCS)	(68)	(18,484,916)	(137,020)
S&P 500®, Strike Price $2,705.00, Expires 07/06/18 (MSCS)	(64)	(17,397,568)	(84,800)

	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $2,715.00, Expires 07/11/18 (MSCS)	(65)	$(17,669,405)	$(145,925)
S&P 500®, Strike Price $2,715.00, Expires 07/13/18 (MSCS)	(65)	(17,669,405)	(163,150)
S&P 500®, Strike Price $2,720.00, Expires 07/09/18 (MSCS)	(68)	(18,484,916)	(143,820)

			(1,227,460)

Total Written Options (Premiums received $(1,070,807))			(1,262,717)

Liabilities in Excess of Other Assets — (1.8)%			(19,116,036)

NET ASSETS — 100.0%			$1,033,302,117

PORTFOLIO SUMMARY (based on net assets)

	%
Corporate Bonds	25.1
U.S. Treasury Obligations	20.7
Financials	8.6
Information Technology	7.6
Industrials	6.6
Health Care	5.5
Consumer Staples	5.1
Money Market Funds	4.9
Utilities	4.9
Consumer Discretionary	3.2
Foreign Bonds	2.8
Energy	2.6
Materials	1.1
Mutual Funds	1.0
Real Estate	1.0
Telecommunication Services	0.7
Equity-Linked Securities	0.2
Certificates Of Deposit	0.2
Synthetic Convertible Instruments	0.1
Written Options	(0.1)
Corporate Bonds Sold Short	(—	)**

	101.8

**	Rounds to less than 0.05%

See Notes to Financial Statements.

168

Forward Foreign Currency Contracts outstanding at June 30, 2018:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/28/18	U.S. Dollars	9,582,085	Euro	8,139,456	CS	$10,735
09/28/18	U.S. Dollars	1,138,387	Japanese Yen	124,292,520	MSCS	8,494
09/28/18	U.S. Dollars	534,438	Swedish Kronor	4,713,660	GSC	4,458
09/28/18	U.S. Dollars	552,915	British Pounds	414,871	MSCS	3,157
09/28/18	Euro	200,928	U.S. Dollars	233,839	CS	2,437
09/28/18	U.S. Dollars	176,083	Swedish Kronor	1,550,340	GSC	1,771
09/28/18	U.S. Dollars	183,183	Swedish Kronor	1,614,938	GSC	1,608
09/28/18	U.S. Dollars	219,930	Euro	186,666	CS	425
09/28/18	Swedish Kronor	234,563	U.S. Dollars	26,350	GSC	23

Subtotal Appreciation						$33,108

09/28/18	British Pounds	16,576	U.S. Dollars	22,029	MSCS	$(64)
09/28/18	Japanese Yen	3,688,200	U.S. Dollars	33,664	MSCS	(136)
09/28/18	Japanese Yen	3,327,660	U.S. Dollars	30,589	MSCS	(339)
09/28/18	U.S. Dollars	2,324,473	Swiss Francs	2,285,724	UBS	(2,058)
09/28/18	U.S. Dollars	235,860	Euro	202,710	CS	(2,510)

Subtotal Depreciation						$(5,107)

Total Forward Foreign Currency Contracts outstanding at June 30, 2018						$28,001

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Certificates of Deposit	$2,050,434	$—	$—	$2,050,434
Common Stocks	425,048,765	425,048,765	—	—
Corporate Bonds	258,984,458	—	256,596,843	2,387,615
Equity-Linked Securities	2,364,002	—	1,378,850	985,152
Foreign Bonds:
Canada	2,319,793	—	1,398,504	921,289
France	8,873,169	—	8,873,169	—
Israel	1,387,880	—	1,387,880	—
Jersey	1,726,330	—	1,726,330	—
Netherlands	7,368,405	—	7,368,405	—
Switzerland	2,429,864	—	704,166	1,725,698
United Kingdom	4,432,000	—	4,432,000	—
Foreign Common Stocks:
Curacao	5,837,777	5,837,777	—	—
France	7,580,078	7,580,078	—	—
Ireland	12,730,852	12,730,852	—	—
Japan	1,191,347	1,191,347	—	—
Jersey	476,110	476,110	—	—
Netherlands	1,902,194	1,902,194	—	—
Sweden	982,429	982,429	—	—
Switzerland	10,181,463	10,181,463	—	—

See Notes to Financial Statements.

169

DEFENSIVE MARKET STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Continued)

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
United Kingdom	$3,596,472	$3,596,472	$—	$—
Money Market Funds	51,675,094	51,675,094	—	—
Mutual Funds	10,742,130	10,742,130	—	—
Preferred Stocks	14,335,707	14,335,707	—	—
Synthetic Convertible Instruments	1,358,245	—	—	1,358,245
U.S. Treasury Obligation	214,250,437	—	214,250,437	—

Total Assets — Investments in Securities	$1,053,825,435	$546,280,418	$498,116,584	$9,428,433

Other Financial Instruments***
Forward Foreign Currency Contracts	$33,108	$—	$33,108	$—

Total Assets — Other Financial Instruments	$33,108	$—	$33,108	$—

Liabilities:
Investments in Securities:
Corporate Bonds Sold Short	$(144,565)	$—	$(144,565)	$—
Written Options:
Call Options	(35,257)	(35,257)	—	—
Put Options	(1,227,460)	(1,227,460)	—	—

Total Liabilities — Investments in Securities	$(1,407,282)	$(1,262,717)	$(144,565)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(5,107)	$—	$(5,107)	$—

Total Liabilities — Other Financial Instruments	$(5,107)	$—	$(5,107)	$—

***

Other financial instruments are derivative instruments, such as forwards contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Forwards Foreign Currency Contracts outstanding” disclosures.

There were no transfers between Level 1, Level 2 and Level 3 during the six-month period ended June 30, 2018.

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, corporate bonds, foreign bonds, mortgage-backed securities and swap agreements are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the six-month period ended June 30, 2018.

See Notes to Financial Statements.

170

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS	June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS — 93.2%
Consumer Discretionary — 12.2%
Advance Auto Parts, Inc.Δ	2,745	$372,497
Amazon.com, Inc.*	16,783	28,527,743
AutoZone, Inc.*	1,114	747,416
Best Buy Co., Inc.	10,393	775,110
Booking Holdings, Inc.Δ*	2,162	4,382,569
BorgWarner, Inc.	6,279	271,002
CarMax, Inc.Δ*	7,247	528,089
Carnival Corporation	19,642	1,125,683
CBS Corporation Class B (Non-Voting Shares)	15,355	863,258
Charter Communications, Inc. Class A*	8,922	2,616,020
Chipotle Mexican Grill, Inc.*	1,449	625,055
Comcast Corporation Class A	196,067	6,432,958
D.R. Horton, Inc.	12,145	497,945
Darden Restaurants, Inc.	6,841	732,397
Discovery, Inc. Class AΔ*	5,482	150,755
Discovery, Inc. Class C*	15,921	405,986
DISH Network Corporation Class A*	6,703	225,288
Dollar General Corporation	10,512	1,036,483
Dollar Tree, Inc.*	10,063	855,355
Expedia Group, Inc.	5,070	609,363
Foot Locker, Inc.	5,069	266,883
Ford Motor Co.	184,915	2,047,009
Gap, Inc. (The)	8,085	261,873
General Motors Co.	51,917	2,045,530
Genuine Parts Co.	5,571	511,362
Goodyear Tire & Rubber Co. (The)	7,868	183,246
H&R Block, Inc.	8,300	189,074
Hanesbrands, Inc.Δ	14,216	313,036
Harley-Davidson, Inc.Δ	8,982	377,963
Hasbro, Inc.	4,114	379,763
Hilton Worldwide Holdings, Inc.	7,469	591,246
Home Depot, Inc. (The)	49,131	9,585,458
Interpublic Group of Cos., Inc. (The)Δ	17,812	417,513
Kohl’s CorporationΔ	6,969	508,040
L Brands, Inc.	9,448	348,442
Leggett & Platt, Inc.Δ	4,991	222,798
Lennar Corporation Class A	6,785	356,213
LKQ Corporation*	11,558	368,700
Lowe’s Cos., Inc.	34,920	3,337,304
Macy’s, Inc.	13,402	501,637
Marriott International, Inc. Class A	13,339	1,688,717
Mattel, Inc.Δ	19,187	315,051
McDonald’s Corporation	37,216	5,831,375
Michael Kors Holdings, Ltd.*	4,400	293,040
Mohawk Industries, Inc.*	2,387	511,463
Netflix, Inc.*	17,660	6,912,654
Newell Brands, Inc.	19,676	507,444
News Corporation Class A	13,865	214,908
News Corporation Class B	13,984	221,646
NIKE, Inc. Class B	53,054	4,227,343
Nordstrom, Inc.	4,745	245,696
Norwegian Cruise Line Holdings, Ltd.*	2,630	124,268

	Shares	Value
O’Reilly Automotive, Inc.*	3,583	$980,201
Omnicom Group, Inc.	11,030	841,258
PulteGroup, Inc.	11,415	328,181
PVH Corporation	2,959	443,021
Ralph Lauren Corporation	2,058	258,732
Ross Stores, Inc.	14,955	1,267,436
Royal Caribbean Cruises, Ltd.	7,305	756,798
Starbucks Corporation	64,109	3,131,725
Tapestry, Inc.	10,404	485,971
Target Corporation	23,092	1,757,763
Tiffany & Co.	4,009	527,584
TJX Cos., Inc. (The)	25,659	2,442,224
Tractor Supply Co.	4,911	375,642
TripAdvisor, Inc.Δ*	4,311	240,166
Twenty-First Century Fox, Inc. Class A	40,561	2,015,476
Twenty-First Century Fox, Inc. Class B	27,297	1,344,923
Ulta Beauty, Inc.*	2,317	540,927
Under Armour, Inc. Class AΔ*	4,310	96,889
Under Armour, Inc. Class CΔ*	9,410	198,363
VF Corporation	12,323	1,004,571
Walt Disney Co. (The)	64,463	6,756,367
Whirlpool Corporation	2,806	410,321
Yum! Brands, Inc.	15,763	1,232,982

		123,125,188

Consumer Staples — 6.5%
Archer-Daniels-Midland Co.	30,251	1,386,403
Campbell Soup Co.Δ	11,361	460,575
Church & Dwight Co., Inc.	15,616	830,147
Clorox Co. (The)	7,450	1,007,613
Coca-Cola Co. (The)	210,206	9,219,635
Colgate-Palmolive Co.	44,276	2,869,528
Conagra Brands, Inc.	21,488	767,766
Costco Wholesale Corporation	19,512	4,077,618
Coty, Inc. Class AΔ	30,795	434,210
Estee Lauder Cos., Inc. (The) Class A	11,572	1,651,209
General Mills, Inc.	32,471	1,437,166
Hershey Co. (The)	8,923	830,374
Hormel Foods CorporationΔ	15,131	563,025
J.M. Smucker Co. (The)	6,605	709,905
Kellogg Co.	14,617	1,021,290
Kimberly-Clark Corporation	17,404	1,833,337
Kraft Heinz Co. (The)	35,075	2,203,411
Kroger Co. (The)	40,430	1,150,233
McCormick & Co., Inc. (Non-Voting Shares)	7,331	851,056
Mondelez International, Inc. Class A	71,270	2,922,070
Monster Beverage Corporation*	21,194	1,214,416
PepsiCo, Inc.	78,326	8,527,352
Procter & Gamble Co. (The)	117,304	9,156,750
Sysco Corporation	25,231	1,723,025
Tyson Foods, Inc. Class A	17,363	1,195,443
Walgreens Boots Alliance, Inc.	36,675	2,201,050
Walmart, Inc.	65,719	5,628,832

		65,873,439

See Notes to Financial Statements.

171

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Energy — 5.7%
Anadarko Petroleum Corporation	23,055	$1,688,779
Andeavor	5,815	762,812
Apache CorporationΔ	13,964	652,817
Apergy Corporation*	2,888	120,574
Archrock, Inc.	13	156
Baker Hughes a GE Co.	19,911	657,660
Cabot Oil & Gas Corporation	17,428	414,786
Chevron Corporation	80,403	10,165,351
Cimarex Energy Co.	3,553	361,482
Concho Resources, Inc.Δ*	5,435	751,932
ConocoPhillips	49,195	3,424,956
Devon Energy Corporation	20,640	907,334
EOG Resources, Inc.	23,835	2,965,789
EQT Corporation	6,378	351,938
Exterran Corporation*	6	150
Exxon Mobil Corporation	182,408	15,090,614
Halliburton Co.	37,920	1,708,675
Helmerich & Payne, Inc.	4,961	316,313
Hess CorporationΔ	11,305	756,192
Kinder Morgan, Inc.	89,126	1,574,857
Marathon Oil Corporation	37,078	773,447
Marathon Petroleum Corporation	21,070	1,478,271
National Oilwell Varco, Inc.	16,866	731,984
Newfield Exploration Co.*	7,387	223,457
Noble Energy, Inc.	17,666	623,257
Occidental Petroleum Corporation	34,882	2,918,926
ONEOK, Inc.	16,720	1,167,558
Phillips 66	18,718	2,102,219
Pioneer Natural Resources Co.	7,424	1,404,918
Valero Energy Corporation	18,837	2,087,705
Williams Cos., Inc. (The)	38,539	1,044,792

		57,229,701

Financials — 13.0%
Affiliated Managers Group, Inc.	2,010	298,827
Aflac, Inc.	32,064	1,379,393
Allstate Corporation (The)	18,095	1,651,531
American Express Co.	32,417	3,176,866
American International Group, Inc.	41,489	2,199,747
Ameriprise Financial, Inc.	6,100	853,268
Arthur J. Gallagher & Co.	8,294	541,432
Assurant, Inc.	2,341	242,270
Bank of America Corporation	411,658	11,604,639
Bank of New York Mellon Corporation (The)	41,687	2,248,180
BB&T Corporation	31,819	1,604,950
Berkshire Hathaway, Inc. Class B*	78,815	14,710,820
BlackRock, Inc.	4,821	2,405,872
Brighthouse Financial, Inc.*	4,017	160,961
Capital One Financial Corporation	20,675	1,900,032
Cboe Global Markets, Inc.	2,027	210,950
Charles Schwab Corporation (The)	47,906	2,447,997
Cincinnati Financial Corporation	5,441	363,785
Citigroup, Inc.	113,739	7,611,414
Citizens Financial Group, Inc.	19,869	772,904
CME Group, Inc.	14,110	2,312,911
Comerica, Inc.	6,388	580,797

	Shares	Value
Discover Financial Services	17,665	$1,243,793
E*TRADE Financial Corporation*	10,478	640,834
Everest Re Group, Ltd.	1,237	285,104
Fifth Third Bancorp	28,756	825,297
Franklin Resources, Inc.Δ	13,630	436,841
Goldman Sachs Group, Inc. (The)	14,836	3,272,376
Hartford Financial Services Group, Inc. (The)	14,682	750,691
Huntington Bancshares, Inc.	38,337	565,854
Intercontinental Exchange, Inc.	25,255	1,857,505
Invesco, Ltd.	15,292	406,156
Jefferies Financial Group, Inc.	12,259	278,770
JPMorgan Chase & Co.	147,012	15,318,650
KeyCorp	31,726	619,926
Lincoln National Corporation	8,875	552,469
Loews Corporation	12,502	603,597
M&T Bank Corporation	5,892	1,002,524
Marsh & McLennan Cos., Inc.	23,474	1,924,164
MetLife, Inc.	45,712	1,993,043
Moody’s Corporation	7,521	1,282,782
Morgan Stanley	56,134	2,660,752
MSCI, Inc.	3,800	628,634
Nasdaq, Inc.	4,269	389,632
Northern Trust Corporation	7,800	802,542
People’s United Financial, Inc.	11,480	207,673
PNC Financial Services Group, Inc. (The)	19,578	2,644,988
Principal Financial Group, Inc.	10,001	529,553
Progressive Corporation (The)	28,774	1,701,982
Prudential Financial, Inc.	17,136	1,602,387
Raymond James Financial, Inc.	2,928	261,617
Regions Financial Corporation	46,314	823,463
S&P Global, Inc.	10,813	2,204,663
State Street Corporation	14,760	1,374,008
SunTrust Banks, Inc.	18,647	1,231,075
SVB Financial Group*	2,215	639,603
Synchrony Financial	34,288	1,144,533
T. Rowe Price Group, Inc.	9,221	1,070,466
Torchmark Corporation	4,186	340,782
Travelers Cos., Inc. (The)	14,413	1,763,286
U.S. Bancorp	66,172	3,309,923
Unum Group	8,642	319,668
Wells Fargo & Co.	193,144	10,707,903
XL Group, Ltd.	12,627	706,481
Zions BancorporationΔ	7,446	392,330

		130,597,866

Health Care — 12.7%
Abbott Laboratories	83,683	5,103,826
AbbVie, Inc.	71,634	6,636,890
ABIOMED, Inc.*	1,000	409,050
Aetna, Inc.	13,737	2,520,739
Agilent Technologies, Inc.	12,235	756,612
Alexion Pharmaceuticals, Inc.*	10,659	1,323,315
Align Technology, Inc.*	2,249	769,473
Amgen, Inc.	33,367	6,159,215
Anthem, Inc.	11,135	2,650,464
Baxter International, Inc.	21,452	1,584,016

See Notes to Financial Statements.

172

	Shares	Value
Becton, Dickinson and Co.	12,992	$3,112,364
Biogen, Inc.*	9,740	2,826,938
Boston Scientific Corporation*	55,711	1,821,750
Bristol-Myers Squibb Co.	91,207	5,047,395
Cardinal Health, Inc.	27,527	1,344,143
Celgene Corporation*	39,390	3,128,354
Centene Corporation*	8,263	1,018,084
Cerner Corporation*	13,126	784,804
Cigna Corporation	11,444	1,944,908
Cooper Cos., Inc. (The)Δ	1,862	438,408
CVS Health Corporation	42,193	2,715,120
Danaher Corporation	26,332	2,598,442
DaVita, Inc.*	8,768	608,850
DENTSPLY SIRONA, Inc.	10,241	448,249
Edwards Lifesciences Corporation*	10,109	1,471,567
Eli Lilly & Co.	66,359	5,662,413
Envision Healthcare CorporationΔ*	5,777	254,246
Express Scripts Holding Co.*	26,837	2,072,085
Gilead Sciences, Inc.	57,503	4,073,512
HCA Healthcare, Inc.	12,602	1,292,965
Henry Schein, Inc.Δ*	6,600	479,424
Hologic, Inc.*	11,305	449,374
Humana, Inc.	6,634	1,974,477
IDEXX Laboratories, Inc.*	4,626	1,008,190
Illumina, Inc.*	5,753	1,606,755
Incyte Corporation*	6,861	459,687
Intuitive Surgical, Inc.*	5,733	2,743,126
IQVIA Holdings, Inc.*	6,151	613,993
Johnson & Johnson	128,547	15,597,893
Laboratory Corporation of America Holdings*	7,436	1,334,985
McKesson Corporation	13,930	1,858,262
Mettler-Toledo International, Inc.*	1,034	598,303
Nektar TherapeuticsΔ*	6,743	329,261
PerkinElmer, Inc.	4,105	300,609
Quest Diagnostics, Inc.	9,445	1,038,383
Regeneron Pharmaceuticals, Inc.*	5,159	1,779,803
ResMed, Inc.	5,693	589,681
Stryker Corporation	14,905	2,516,858
Thermo Fisher Scientific, Inc.	16,321	3,380,732
UnitedHealth Group, Inc.	42,543	10,437,500
Universal Health Services, Inc. Class B	4,474	498,583
Varian Medical Systems, Inc.*	3,565	405,412
Vertex Pharmaceuticals, Inc.*	11,963	2,033,231
Waters Corporation*	3,363	651,043
Zimmer Biomet Holdings, Inc.	8,770	977,329
Zoetis, Inc.	44,839	3,819,834

		128,060,925

Industrials — 8.6%
3M Co.	25,449	5,006,327
Alaska Air Group, Inc.Δ	5,031	303,822
American Airlines Group, Inc.	21,202	804,828
AMETEK, Inc.	8,745	631,039
Arconic, Inc.	16,474	280,223
Boeing Co. (The)	23,761	7,972,053

	Shares	Value
C.H. Robinson Worldwide, Inc.	5,208	$435,701
Caterpillar, Inc.	22,730	3,083,779
Cintas Corporation	3,159	584,636
Copart, Inc.*	8,500	480,760
CSX Corporation	35,484	2,263,170
Cummins, Inc.	5,861	779,513
Deere & Co.	11,036	1,542,833
Delta Air Lines, Inc.	31,735	1,572,152
Dover CorporationΔ	5,776	422,803
Emerson Electric Co.	23,868	1,650,234
Equifax, Inc.	5,167	646,443
Expeditors International of Washington, Inc.	6,818	498,396
Fastenal Co.Δ	10,759	517,831
FedEx Corporation	9,248	2,099,851
Flowserve Corporation	4,858	196,263
Fluor Corporation	5,110	249,266
Fortive CorporationΔ	11,111	856,769
Fortune Brands Home & Security, Inc.	5,687	305,335
General Dynamics Corporation	12,421	2,315,399
General Electric Co.	365,050	4,968,331
Harris Corporation	4,630	669,220
Honeywell International, Inc.	32,545	4,688,107
IHS Markit, Ltd.Δ*	13,436	693,163
Illinois ToolWorks, Inc.	12,023	1,665,666
J.B. Hunt Transport Services, Inc.	3,269	397,347
Jacobs Engineering Group, Inc.	4,647	295,038
Kansas City Southern	4,046	428,714
L3 Technologies, Inc.	2,814	541,188
Lockheed Martin Corporation	11,810	3,489,028
Masco Corporation	12,522	468,573
Norfolk Southern Corporation	12,103	1,825,980
Northrop Grumman Corporation	7,900	2,430,830
PACCAR, Inc.	12,988	804,737
Parker-Hannifin Corporation	5,009	780,653
Quanta Services, Inc.*	5,431	181,395
Raytheon Co.	13,849	2,675,350
Republic Services, Inc.	10,528	719,694
Robert Half International, Inc.	4,920	320,292
Rockwell Automation, Inc.	4,778	794,247
Rockwell Collins, Inc.	5,668	763,366
Roper Technologies, Inc.	4,043	1,115,504
Snap-on, Inc.Δ	2,136	343,298
Southwest Airlines Co.	25,802	1,312,806
Stanley Black & Decker, Inc.	5,530	734,439
Stericycle, Inc.*	3,095	202,073
Textron, Inc.	9,853	649,411
TransDigm Group, Inc.	1,980	683,377
Union Pacific Corporation	34,517	4,890,369
United Continental Holdings, Inc.*	12,532	873,856
United Parcel Service, Inc. Class B	26,728	2,839,315
United Rentals, Inc.*	3,295	486,408
United Technologies Corporation	32,471	4,059,849
Verisk Analytics, Inc.*	6,962	749,390
W.W. Grainger, Inc.	2,114	651,958
Waste Management, Inc.	18,003	1,464,364

See Notes to Financial Statements.

173

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Xylem, Inc.	6,524	$439,587

		86,596,349

Information Technology — 24.5%
Activision Blizzard, Inc.	30,256	2,309,138
Adobe Systems, Inc.*	21,069	5,136,833
Advanced Micro Devices, Inc.Δ*	29,779	446,387
Akamai Technologies, Inc.*	6,606	483,757
Alliance Data Systems Corporation	2,399	559,447
Alphabet, Inc. Class A*	11,795	13,318,796
Alphabet, Inc. Class C*	13,472	15,030,037
Amphenol Corporation Class A	11,410	994,382
Analog Devices, Inc.	14,340	1,375,493
ANSYS, Inc.*	3,168	551,802
Apple, Inc.	216,363	40,050,955
Applied Materials, Inc.	42,064	1,942,936
Autodesk, Inc.*	8,418	1,103,516
Automatic Data Processing, Inc.	19,488	2,614,120
Broadcom, Inc.	16,977	4,119,299
CA, Inc.	15,066	537,103
Cadence Design Systems, Inc.*	11,000	476,410
Cisco Systems, Inc.	214,566	9,232,775
Citrix Systems, Inc.*	6,597	691,629
Cognizant Technology Solutions Corporation Class A	24,536	1,938,099
Corning, Inc.	39,819	1,095,421
DXC Technology Co.	11,080	893,159
eBay, Inc.*	39,141	1,419,253
Electronic Arts, Inc.*	12,894	1,818,312
F5 Networks, Inc.*	2,480	427,676
Facebook, Inc. Class A*	99,066	19,250,505
Fidelity National Information Services, Inc.	13,923	1,476,256
Fiserv, Inc.*	18,144	1,344,289
FleetCor Technologies, Inc.Δ*	3,100	653,015
FLIR Systems, Inc.	5,180	269,205
Gartner, Inc.*	3,738	496,780
Global Payments, Inc.	6,298	702,164
Hewlett Packard Enterprise Co.	71,981	1,051,642
HP, Inc.	76,485	1,735,445
Intel Corporation	198,349	9,859,929
International Business Machines CorporationΔ	37,622	5,255,793
Intuit, Inc.	10,186	2,081,051
Juniper Networks, Inc.	15,019	411,821
KLA-Tencor Corporation	5,691	583,498
Lam Research Corporation	6,401	1,106,413
MasterCard, Inc. Class A	40,518	7,962,597
Microchip Technology, Inc.Δ	8,808	801,088
Micron Technology, Inc.*	44,279	2,321,991
Microsoft Corporation	322,078	31,760,112
Motorola Solutions, Inc.	7,482	870,680
NetApp, Inc.	13,528	1,062,354
NVIDIA Corporation	25,436	6,025,788
Oracle Corporation	127,291	5,608,441
Paychex, Inc.	13,864	947,604
PayPal Holdings, Inc.*	47,900	3,988,633
Perspecta, Inc.	5,540	113,847
Qorvo, Inc.*	4,807	385,377

	Shares	Value
QUALCOMM, Inc.	62,704	$3,518,949
Red Hat, Inc.*	7,540	1,013,150
salesforce.com, Inc.*	29,161	3,977,560
Skyworks Solutions, Inc.	6,957	672,394
Symantec Corporation	25,974	536,363
Synopsys, Inc.*	5,492	469,950
Take-Two Interactive Software, Inc.*	4,792	567,181
Texas Instruments, Inc.	40,373	4,451,123
Total System Services, Inc.	6,366	538,054
Twitter, Inc.Δ*	27,198	1,187,737
VeriSign, Inc.*	3,542	486,742
Visa, Inc. Class AΔ	79,198	10,489,775
Western Digital Corporation	12,943	1,001,918
Western Union Co. (The)Δ	21,787	442,930
Xerox Corporation	11,464	275,136
Xilinx, Inc.	9,444	616,315

		246,938,330

Materials — 2.5%
Air Products & Chemicals, Inc.	10,593	1,649,648
Albemarle CorporationΔ	5,038	475,235
Avery Dennison Corporation	3,272	334,071
Ball CorporationΔ	10,346	367,800
CF Industries Holdings, Inc.	10,281	456,476
DowDuPont, Inc.	99,454	6,556,008
Eastman Chemical Co.	7,141	713,814
Ecolab, Inc.	14,446	2,027,207
FMC Corporation	5,397	481,466
Freeport-McMoRan, Inc.	54,122	934,146
International Flavors & Fragrances, Inc.	3,799	470,924
International Paper Co.	16,786	874,215
Martin Marietta Materials, Inc.	2,361	527,282
Mosaic Co. (The)	16,259	456,065
Newmont Mining Corporation	23,284	878,040
Nucor Corporation	11,797	737,312
Packaging Corporation of America	3,120	348,785
PPG Industries, Inc.	12,109	1,256,067
Praxair, Inc.	13,550	2,142,932
Sealed Air Corporation	10,710	454,640
Sherwin-Williams Co. (The)	3,388	1,380,847
Vulcan Materials Co.	4,979	642,590
WestRock Co.	9,470	539,979

		24,705,549

Real Estate — 2.6%
Alexandria Real Estate Equities, Inc. REIT	3,214	405,510
American Tower Corporation REIT	16,945	2,442,961
Apartment Investment & Management Co. Class A REIT	5,951	251,727
AvalonBay Communities, Inc. REIT	5,872	1,009,338
Boston Properties, Inc. REIT	5,686	713,138
CBRE Group, Inc. Class A*	10,731	512,298
Crown Castle International Corporation REIT	17,114	1,845,231
Digital Realty Trust, Inc. REIT	7,642	852,694
Duke Realty Corporation REIT	8,002	232,298
Equinix, Inc. REIT	3,607	1,550,613

See Notes to Financial Statements.

174

	Shares	Value
Equity Residential REIT	13,641	$868,795
Essex Property Trust, Inc. REIT	2,756	658,877
Extra Space Storage, Inc. REIT	4,684	467,510
Federal Realty Investment Trust REIT	2,600	329,030
GGP, Inc. REIT	26,486	541,109
HCP, Inc. REIT	20,825	537,702
Host Hotels & Resorts, Inc. REIT	27,531	580,078
Iron Mountain, Inc. REIT	8,763	306,793
Kimco Realty Corporation REIT	15,470	262,835
Macerich Co. (The) REIT	4,614	262,214
Mid-America Apartment Communities, Inc. REIT	4,060	408,720
Prologis, Inc. REIT	20,574	1,351,506
Public Storage REIT	6,469	1,467,557
Realty Income Corporation REIT	10,378	558,233
Regency Centers Corporation REIT	4,321	268,248
SBA Communications Corporation REITΔ*	4,700	776,064
Simon Property Group, Inc. REIT	13,751	2,340,283
SL Green Realty Corporation REIT	3,720	373,972
UDR, Inc. REIT	11,107	416,957
Ventas, Inc. REIT	21,311	1,213,661
Vornado Realty Trust REIT	6,562	485,063
Welltower, Inc. REIT	16,760	1,050,684
Weyerhaeuser Co. REIT	29,262	1,066,893

		26,408,592

Telecommunication Services — 1.9%
AT&T, Inc.	302,829	9,723,854
CenturyLink, Inc.	51,057	951,703
Verizon Communications, Inc.	173,394	8,723,452

		19,399,009

Utilities — 3.0%
AES Corporation	24,428	327,579
Alliant Energy Corporation	6,500	275,080
Ameren Corporation	9,053	550,875
American Electric Power Co., Inc.	22,632	1,567,266
AmericanWater Works Co., Inc.	8,825	753,479
CenterPoint Energy, Inc.	17,352	480,824
CMS Energy Corporation	10,396	491,523
Consolidated Edison, Inc.	13,128	1,023,721
Dominion Energy, Inc.	29,917	2,039,741
DTE Energy Co.	9,262	959,821
Duke Energy Corporation	33,572	2,654,874
Edison International	14,723	931,524
Entergy Corporation	9,511	768,394
Eversource Energy	11,754	688,902
Exelon Corporation	42,619	1,815,569
FirstEnergy Corporation	24,029	862,881
NextEra Energy, Inc.	23,020	3,845,031
NiSource, Inc.	23,079	606,516
NRG Energy, Inc.	11,763	361,124
PG&E Corporation	22,213	945,385
PinnacleWest Capital Corporation	4,108	330,941

	Shares	Value
PPL CorporationΔ	26,453	$755,233
Public Service Enterprise Group, Inc.	20,147	1,090,759
SCANA Corporation	5,221	201,113
Sempra EnergyΔ	11,379	1,321,216
Southern Co. (The)	49,020	2,270,116
WEC Energy Group, Inc.	18,016	1,164,734
Xcel Energy, Inc.	21,338	974,720

		30,058,941

Total Common Stocks (Cost $576,670,492)		938,993,889

FOREIGN COMMON STOCKS — 3.0%
Curacao — 0.4%
Schlumberger, Ltd.	63,085	4,228,588

Ireland — 1.5%
Accenture PLC Class A	26,318	4,305,362
Allegion PLC	3,479	269,135
Eaton Corporation PLC	17,773	1,328,354
Ingersoll-Rand PLC	9,510	853,332
Johnson Controls International PLC	37,810	1,264,745
Medtronic PLC	59,491	5,093,025
Pentair PLC	6,692	281,599
Seagate Technology PLC	16,681	941,976
Willis Towers Watson PLC	6,037	915,209

		15,252,737

Jersey — 0.1%
Aptiv PLC	10,057	921,523

Netherlands — 0.3%
LyondellBasell Industries NV Class A	13,989	1,536,692
Mylan NV*	42,790	1,546,430

		3,083,122

Switzerland — 0.4%
Chubb, Ltd.	23,356	2,966,679
Garmin, Ltd.	4,430	270,230
TE Connectivity, Ltd.	13,229	1,191,404

		4,428,313

United Kingdom — 0.3%
Aon PLC	11,629	1,595,150
Nielsen Holdings PLC	15,059	465,775
TechnipFMC PLC	23,072	732,305

		2,793,230

Total Foreign Common Stocks (Cost $24,918,156)		30,707,513

MONEY MARKET FUNDS — 3.6%
GuideStone Money Market Fund (Investor Class)¥	34,514,023	34,514,023
Northern Institutional Liquid Assets Portfolio§	1,401,734	1,401,734

See Notes to Financial Statements.

175

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Northern Institutional U.S. Government Portfolio	110,230	$110,230

Total Money Market Funds (Cost $36,025,987)		36,025,987

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.09%, 12/06/18Ω‡‡ (Cost $891,800)	$900,000	892,052

TOTAL INVESTMENTS — 99.9% (Cost $638,506,435)		1,006,619,441
Other Assets in Excess of Liabilities — 0.1%		1,143,423

NET ASSETS — 100.0%		$1,007,762,864

PORTFOLIO SUMMARY (based on net assets)

%
Information Technology	25.1
Financials	13.5
Health Care	13.4
Consumer Discretionary	12.3
Industrials	9.1
Consumer Staples	6.5
Energy	6.2
Money Market Funds	3.6
Utilities	3.0
Real Estate	2.6
Materials	2.6
Telecommunication Services	1.9
U.S. Treasury Obligations	0.1

99.9

Futures Contracts outstanding at June 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	09/2018	270	$36,741,600	GSC	$(757,715)

See Notes to Financial Statements.

176

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$938,993,889	$938,993,889	$—	$—
Foreign Common Stocks	30,707,513	30,707,513	—	—
Money Market Funds	36,025,987	36,025,987	—	—
U.S. Treasury Obligation	892,052	—	892,052	—

Total Assets — Investments in Securities	$1,006,619,441	$1,005,727,389	$892,052	$—

Liabilities:
Other Financial Instruments***
Future Contracts	$(757,715)	$(757,715)	$—	$—

Total Liabilities — Other Financial Instruments	$(757,715)	$(757,715)	$—	$—

***

Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the six-month period ended June 30, 2018.

See Notes to Financial Statements.

177

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS — 88.5%
Consumer Discretionary — 8.3%
Aaron’s, Inc.	19,077	$828,896
Advance Auto Parts, Inc.Δ	38,770	5,261,089
American Eagle Outfitters, Inc.Δ	75,851	1,763,536
Carnival Corporation	13,185	755,632
Charter Communications, Inc. Class A*	1,698	497,871
Comcast Corporation Class A	794,777	26,076,633
Dana, Inc.	370,843	7,487,320
Dollar General Corporation	138,600	13,665,960
Foot Locker, Inc.	29,188	1,536,748
Ford Motor Co.	133,953	1,482,860
Gap, Inc. (The)	50,443	1,633,849
General Motors Co.	150,867	5,944,160
Hilton Grand Vacations, Inc.*	45,651	1,584,090
John Wiley & Sons, Inc. Class A	22,303	1,391,707
Lear Corporation	21,279	3,953,851
Lennar Corporation Class A	164,151	8,617,928
Lennar Corporation Class B	3,259	139,127
Lowe’s Cos., Inc.	151,269	14,456,778
McDonald’s Corporation	18,449	2,890,774
Michael Kors Holdings, Ltd.*	42,005	2,797,533
News Corporation Class A	191,341	2,965,786
PulteGroup, Inc.Δ	136,016	3,910,460
Tapestry, Inc.	127,093	5,936,514
Target Corporation	16,119	1,226,978
Tenneco, Inc.	45,842	2,015,214
Twenty-First Century Fox, Inc. Class A	30,139	1,497,607
Twenty-First Century Fox, Inc. Class B	13,798	679,827
Urban Outfitters, Inc.Δ*	24,771	1,103,548
Walt Disney Co. (The)	13,574	1,422,691
Yum! Brands, Inc.	6,129	479,410

		124,004,377

Consumer Staples — 4.5%
Coca-Cola Co. (The)	46,703	2,048,394
Colgate-Palmolive Co.	25,126	1,628,416
Estee Lauder Cos., Inc. (The) Class A	12,292	1,753,946
General Mills, Inc.	21,669	959,070
Ingredion, Inc.	39,042	4,321,949
Kimberly-Clark Corporation	4,174	439,689
Kraft Heinz Co. (The)	22,553	1,416,780
Kroger Co. (The)	51,479	1,464,578
Lamb Weston Holdings, Inc.	55,706	3,816,418
Mondelez International, Inc. Class A	48,776	1,999,816
Nu Skin Enterprises, Inc. Class A	47,379	3,704,564
PepsiCo, Inc.	131,374	14,302,687
Performance Food Group Co.*	57,703	2,117,700
Procter & Gamble Co. (The)	170,006	13,270,668
US Foods Holding Corporation*	98,959	3,742,629
Walgreens Boots Alliance, Inc.	25,792	1,547,907
Walmart, Inc.	94,696	8,110,712

		66,645,923

Energy — 9.7%
Anadarko Petroleum Corporation	8,307	608,488

	Shares	Value
Baker Hughes a GE Co.	288,374	$9,524,993
Chevron Corporation	213,754	27,024,918
ConocoPhillips	264,633	18,423,749
Energen Corporation*	30,256	2,203,242
EOG Resources, Inc.	14,199	1,766,782
Exxon Mobil Corporation	291,121	24,084,440
HollyFrontier Corporation	30,201	2,066,654
Kinder Morgan, Inc.	56,571	999,610
Marathon Oil Corporation	96,515	2,013,303
Marathon Petroleum Corporation	76,110	5,339,878
Newfield Exploration Co.*	68,100	2,060,025
Occidental Petroleum Corporation	186,967	15,645,399
PBF Energy, Inc. Class A	43,107	1,807,476
Phillips 66	192,715	21,643,822
Pioneer Natural Resources Co.	1,759	332,873
QEP Resources, Inc.*	30,650	375,769
Southwestern Energy Co.*	283,275	1,501,357
Valero Energy Corporation	75,572	8,375,645

		145,798,423

Financials — 22.6%
Aflac, Inc.	23,307	1,002,667
Allstate Corporation (The)	79,077	7,217,358
Ally Financial, Inc.	212,544	5,583,531
American Express Co.	145,567	14,265,566
American International Group, Inc.	289,522	15,350,457
Ameriprise Financial, Inc.	20,322	2,842,641
Bank of America Corporation	1,027,744	28,972,103
Bank of New York Mellon Corporation (The)	107,920	5,820,126
BB&T Corporation	17,874	901,565
Berkshire Hathaway, Inc. Class B*	50,996	9,518,403
BlackRock, Inc.	3,611	1,802,033
Capital One Financial Corporation	32,358	2,973,700
Citigroup, Inc.	456,331	30,537,671
Citizens Financial Group, Inc.	138,396	5,383,604
CME Group, Inc.	8,872	1,454,298
CNO Financial Group, Inc.	131,413	2,502,104
Discover Financial Services	38,539	2,713,531
Evercore, Inc. Class A	6,130	646,409
FirstCash, Inc.	15,358	1,379,916
Goldman Sachs Group, Inc. (The)	25,599	5,646,371
Hartford Financial Services Group, Inc. (The)	140,875	7,202,939
Intercontinental Exchange, Inc.	149,116	10,967,482
Invesco, Ltd.	117,400	3,118,144
JPMorgan Chase & Co.	432,404	45,056,497
Lazard, Ltd. Class A	62,819	3,072,477
Lincoln National Corporation	75,169	4,679,270
LPL Financial Holdings, Inc.	32,864	2,153,907
Marsh & McLennan Cos., Inc.	6,869	563,052
MetLife, Inc.	84,909	3,702,032
Morgan Stanley	187,784	8,900,962
New York Community Bancorp, Inc.Δ	583,277	6,439,378
Old Republic International Corporation	68,691	1,367,638
PNC Financial Services Group, Inc. (The)	12,607	1,703,206

See Notes to Financial Statements.

178

	Shares	Value
Popular, Inc.	51,616	$2,333,559
Prudential Financial, Inc.	83,679	7,824,823
Reinsurance Group of America, Inc.	29,734	3,968,894
S&P Global, Inc.	9,177	1,871,099
State Street Corporation	94,100	8,759,769
Synchrony Financial	189,389	6,321,805
Synovus Financial Corporation	89,560	4,731,455
TCF Financial Corporation	15,323	377,252
Travelers Cos., Inc. (The)	6,617	809,524
U.S. Bancorp	289,964	14,503,999
Unum Group	72,303	2,674,488
Voya Financial, Inc.	56,458	2,653,526
Wells Fargo & Co.	423,280	23,466,643
XL Group, Ltd.	70,541	3,946,769
Zions BancorporationΔ	168,700	8,888,803

		338,573,446

Health Care — 12.4%
Abbott Laboratories	53,341	3,253,268
Aetna, Inc.	7,453	1,367,625
Agilent Technologies, Inc.	59,270	3,665,257
Alexion Pharmaceuticals, Inc.*	3,145	390,452
Amgen, Inc.	5,676	1,047,733
Amneal Pharmaceuticals, Inc.Δ*	171,300	2,811,033
Anthem, Inc.	49,247	11,722,263
Baxter International, Inc.	110,825	8,183,318
Becton, Dickinson and Co.	7,836	1,877,192
Biogen, Inc.*	1,649	478,606
Boston Scientific Corporation*	11,136	364,147
Bristol-Myers Squibb Co.	115,435	6,388,173
Bruker Corporation	64,175	1,863,642
Cardinal Health, Inc.	174,700	8,530,601
Catalent, Inc.*	31,807	1,332,395
Centene Corporation*	68,100	8,390,601
Cigna Corporation	5,070	861,647
CVS Health Corporation	185,181	11,916,397
Danaher Corporation	20,400	2,013,072
Eli Lilly & Co.	111,166	9,485,795
Exelixis, Inc.*	65,174	1,402,544
Express Scripts Holding Co.*	179,438	13,854,408
Gilead Sciences, Inc.	148,652	10,530,508
HCA Healthcare, Inc.	3,480	357,048
Humana, Inc.	14,438	4,297,182
Johnson & Johnson	294,356	35,717,157
Ligand Pharmaceuticals, Inc.Δ*	7,911	1,638,922
McKesson Corporation	30,849	4,115,257
Molina Healthcare, Inc.Δ*	62,700	6,140,838
Thermo Fisher Scientific, Inc.	12,878	2,667,549
UnitedHealth Group, Inc.	47,800	11,727,252
WellCare Health Plans, Inc.*	8,801	2,167,158
Zoetis, Inc.	63,944	5,447,389

		186,006,429

Industrials — 7.2%
3M Co.	2,934	577,176
Avis Budget Group, Inc.*	32,856	1,067,820
CSX Corporation	11,882	757,834
Delta Air Lines, Inc.	16,993	841,833

	Shares	Value
Dun & Bradstreet Corporation (The)	19,994	$2,452,264
EMCOR Group, Inc.	39,796	3,031,659
Emerson Electric Co.	4,654	321,778
EnerSys, Inc.	17,532	1,308,589
Fluor Corporation	41,900	2,043,882
General Dynamics Corporation	39,297	7,325,354
General Electric Co.	1,327,121	18,062,117
HD Supply Holdings, Inc.*	108,702	4,662,229
Honeywell International, Inc.	7,360	1,060,208
Huntington Ingalls Industries, Inc.	12,004	2,602,347
JetBlue Airways Corporation*	100,900	1,915,082
Korn/Ferry International	25,656	1,588,876
Lockheed Martin Corporation	1,328	392,331
ManpowerGroup, Inc.	29,944	2,576,981
Norfolk Southern Corporation	7,292	1,100,144
Oshkosh Corporation	7,971	560,521
Robert Half International, Inc.	65,084	4,236,968
Ryder System, Inc.	41,408	2,975,579
Southwest Airlines Co.	5,872	298,767
Spirit AeroSystems Holdings, Inc. Class A	31,885	2,739,240
Terex CorporationΔ	165,060	6,963,881
Textron, Inc.	230,803	15,212,226
Union Pacific Corporation	1,316	186,451
United Parcel Service, Inc. Class B	31,535	3,349,963
United Rentals, Inc.*	5,260	776,481
United Technologies Corporation	132,565	16,574,602
Waste Management, Inc.	312	25,378

		107,588,561

Information Technology — 12.0%
Amkor Technology, Inc.Δ*	93,364	801,997
Aspen Technology, Inc.*	47,235	4,380,574
Avnet, Inc.Δ	16,518	708,457
Broadcom, Inc.	21,308	5,170,173
CA, Inc.	105,016	3,743,820
Cisco Systems, Inc.	466,232	20,061,963
Citrix Systems, Inc.*	53,629	5,622,464
Cognizant Technology Solutions Corporation Class A	1,269	100,238
Corning, Inc.	317,444	8,732,884
Cypress Semiconductor CorporationΔ	661,100	10,299,938
eBay, Inc.*	18,630	675,524
F5 Networks, Inc.*	11,246	1,939,373
First Data Corporation Class A*	326,900	6,842,017
Hewlett Packard Enterprise Co.	198,811	2,904,629
HP, Inc.	328,255	7,448,106
Intel Corporation	203,657	10,123,789
International Business Machines Corporation	8,657	1,209,383
Intuit, Inc.	16,596	3,390,646
Jabil, Inc.	76,596	2,118,645
Micron Technology, Inc.*	49,783	2,610,621
Microsoft Corporation	161,464	15,921,965
ON Semiconductor Corporation*	255,536	5,681,843
Oracle Corporation	357,592	15,755,503
QUALCOMM, Inc.	197,365	11,076,124
Synopsys, Inc.*	22,266	1,905,302

See Notes to Financial Statements.

179

VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Texas Instruments, Inc.	104,200	$11,488,050
VeriSign, Inc.*	37,395	5,138,821
Vishay Intertechnology, Inc.Δ	112,018	2,598,818
Western Digital Corporation	150,176	11,625,124

		180,076,791

Materials — 3.8%
Air Products & Chemicals, Inc.	88,820	13,831,938
Alcoa Corporation*	13,369	626,739
Domtar Corporation	29,024	1,385,606
DowDuPont, Inc.	289,345	19,073,622
Ecolab, Inc.	3,255	456,774
Freeport-McMoRan, Inc.	400,031	6,904,535
Louisiana-Pacific CorporationΔ	63,736	1,734,894
PPG Industries, Inc.	6,864	712,003
Praxair, Inc.	219	34,635
Reliance Steel & Aluminum Co.	52,953	4,635,506
Steel Dynamics, Inc.	98,901	4,544,501
Trinseo SA	30,530	2,166,103

		56,106,856

Real Estate — 1.8%
Apple Hospitality REIT, Inc.	54,519	974,800
CBRE Group, Inc. Class A*	127,425	6,083,270
Crown Castle International Corporation REIT	2,945	317,530
Hospitality Properties Trust REIT	62,277	1,781,745
Jones Lang LaSalle, Inc.	75,906	12,599,637
Park Hotels & Resorts, Inc. REITΔ	71,215	2,181,315
Prologis, Inc. REIT	13,138	863,035
Ryman Hospitality Properties, Inc. REIT	30,981	2,576,070
Simon Property Group, Inc. REIT	1,000	170,190

		27,547,592

Telecommunication Services — 2.7%
AT&T, Inc.	457,391	14,686,830
Telephone & Data Systems, Inc.	90,307	2,476,218
T-Mobile US, Inc.*	1,922	114,839
Verizon Communications, Inc.	467,349	23,512,328

		40,790,215

Utilities — 3.5%
AES Corporation	851,508	11,418,722
American Electric Power Co., Inc.	64,890	4,493,633
Dominion Energy, Inc.Δ	95,619	6,519,304
Duke Energy Corporation	24,681	1,951,774
Entergy Corporation	37,733	3,048,449
Exelon Corporation	156,579	6,670,265
NextEra Energy, Inc.	12,778	2,134,309
PinnacleWest Capital Corporation	12,184	981,543
Portland General Electric Co.	77,742	3,324,248
Public Service Enterprise Group, Inc.	156,573	8,476,862
Southern Co. (The)	30,901	1,431,025
Southwest Gas Holdings, Inc.	34,281	2,614,612

		53,064,746

Total Common Stocks (Cost $1,075,088,598)		1,326,203,359

	Shares	Value
FOREIGN COMMON STOCKS — 9.4%
Canada — 0.4%
Magna International, Inc.	41,487	$2,411,639
Norbord, Inc.Δ	37,396	1,537,724
Valeant Pharmaceuticals International, Inc.*	80,091	1,861,315

		5,810,678

Curacao — 1.1%
Schlumberger, Ltd.	249,702	16,737,525

France — 0.6%
Sanofi ADRΔ	238,600	9,546,386

Ireland — 3.7%
Adient PLCΔ	101,717	5,003,459
Eaton Corporation PLC	13,605	1,016,838
Jazz Pharmaceuticals PLC*	12,095	2,083,969
Johnson Controls International PLC	590,598	19,755,503
Medtronic PLC	259,500	22,215,795
nVent Electric PLC*	66,864	1,678,286
Pentair PLC	71,164	2,994,581

		54,748,431

Israel — 0.1%
Taro Pharmaceutical Industries, Ltd.Δ*	12,207	1,412,228

Netherlands — 0.9%
Fiat Chrysler Automobiles NV*	71,933	1,358,814
Koninklijke Philips NV	86,700	3,664,809
LyondellBasell Industries NV Class A	47,300	5,195,905
Mylan NV*	65,201	2,356,364
NXP Semiconductor NV*	9,210	1,006,377

		13,582,269

Switzerland — 0.1%
Chubb, Ltd.	14,171	1,800,001

United Kingdom — 2.5%
BP PLC ADR	338,300	15,446,778
GlaxoSmithKline PLC ADRΔ	235,200	9,480,912
Nielsen Holdings PLC	216,100	6,683,973
TechnipFMC PLC	165,800	5,262,492

		36,874,155

Total Foreign Common Stocks (Cost $143,384,539)		140,511,673

MONEY MARKET FUNDS — 2.3%
GuideStone Money Market Fund (Investor Class)¥	31,215,782	31,215,782
Northern Institutional Liquid Assets Portfolio§	2,876,989	2,876,989
Northern Institutional U.S. Government Portfolio	150,299	150,299

Total Money Market Funds (Cost $34,243,070)		34,243,070

See Notes to Financial Statements.

180

	Par	Value
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill 2.09%,
12/06/18Ω‡‡ (Cost $1,783,600)	$1,800,000	$1,784,104

TOTAL INVESTMENTS — 100.3% (Cost $1,254,499,807)		1,502,742,206
Liabilities in Excess of Other Assets — (0.3)%		(4,783,696)

NET ASSETS — 100.0%		$1,497,958,510

PORTFOLIO SUMMARY (based on net assets)

%
Financials	22.7
Health Care	15.9
Energy	12.2
Information Technology	12.1
Industrials	9.3
Consumer Discretionary	8.9
Consumer Staples	4.5
Materials	4.2
Utilities	3.6
Telecommunication Services	2.7
Money Market Funds	2.3
Real Estate	1.8
U.S. Treasury Obligations	0.1

100.3

Futures Contracts outstanding at June 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	09/2018	261	$35,516,880	GSC	$(644,441)

See Notes to Financial Statements.

181

VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,326,203,359	$1,326,203,359	$—	$—
Foreign Common Stocks	140,511,673	140,511,673	—	—
Money Market Funds	34,243,070	34,243,070	—	—
U.S. Treasury Obligation	1,784,104	—	1,784,104	—

Total Assets — Investments in Securities	$1,502,742,206	$1,500,958,102	$1,784,104	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(644,441)	$(644,441)	$—	$—

Total Liabilities — Other Financial Instruments	$(644,441)	$(644,441)	$—	$—

***

Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the six-month period ended June 30, 2018.

See Notes to Financial Statements.

182

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS — 89.5%
Consumer Discretionary — 14.9%
Amazon.com, Inc.*	75,036	$127,546,193
Booking Holdings, Inc.*	11,696	23,708,845
Chipotle Mexican Grill, Inc.Δ*	13,890	5,991,729
Comcast Corporation Class A	308,310	10,115,651
Floor & Decor Holdings, Inc. Class AΔ*	82,000	4,045,060
Home Depot, Inc. (The)	69,160	13,493,116
Netflix, Inc.*	64,029	25,062,871
Starbucks Corporation	344,328	16,820,423
TJX Cos., Inc. (The)	99,344	9,455,562
Walt Disney Co. (The)	97,980	10,269,284
Yum China Holdings, Inc.	429,886	16,533,416
Yum! Brands, Inc.	129,702	10,145,290

		273,187,440

Consumer Staples — 6.5%
Coca-Cola Co. (The)	486,341	21,330,916
Colgate-Palmolive Co.	270,506	17,531,494
Costco Wholesale Corporation	96,743	20,217,352
Estee Lauder Cos., Inc. (The) Class A	63,292	9,031,135
McCormick & Co., Inc. (Non-Voting Shares)	57,344	6,657,065
Monster Beverage Corporation*	547,433	31,367,911
Procter & Gamble Co. (The)	168,762	13,173,562

		119,309,435

Energy — 0.4%
Pioneer Natural Resources Co.	39,510	7,476,872

Financials — 4.0%
American Express Co.	156,581	15,344,938
BlackRock, Inc.	23,350	11,652,584
Charles Schwab Corporation (The)	379,161	19,375,127
FactSet Research Systems, Inc.Δ	51,234	10,149,456
SEI Investments Co.	264,075	16,509,969

		73,032,074

Health Care — 14.7%
Alexion Pharmaceuticals, Inc.*	127,774	15,863,142
Align Technology, Inc.*	33,200	11,359,048
Amgen, Inc.	62,434	11,524,692
Biogen, Inc.*	36,730	10,660,515
BioMarin Pharmaceutical, Inc.*	110,106	10,371,985
Celgene Corporation*	137,600	10,928,192
Cerner Corporation*	200,251	11,973,007
Danaher Corporation	103,686	10,231,735
DENTSPLY SIRONA, Inc.	145,650	6,375,101
DexCom, Inc.*	90,129	8,560,452
Edwards Lifesciences Corporation*	120,532	17,545,843
Illumina, Inc.*	40,057	11,187,520
Intuitive Surgical, Inc.*	30,321	14,507,992
Johnson & Johnson	59,470	7,216,090
Loxo Oncology, Inc.*	32,752	5,681,817
Regeneron Pharmaceuticals, Inc.*	89,504	30,877,985
Thermo Fisher Scientific, Inc.	102,215	21,172,815

	Shares	Value
UnitedHealth Group, Inc.	67,350	$16,523,649
Varian Medical Systems, Inc.*	97,052	11,036,754
Zoetis, Inc.	324,464	27,641,088

		271,239,422

Industrials — 7.3%
A.O. Smith Corporation	113,055	6,687,203
BWX Technologies, Inc.	106,967	6,666,183
Caterpillar, Inc.	54,620	7,410,295
Cintas Corporation	45,141	8,354,245
CoStar Group, Inc.*	23,442	9,672,872
Deere & Co.	107,806	15,071,279
Expeditors International of Washington, Inc.	273,925	20,023,918
Fortive Corporation	149,442	11,523,473
Honeywell International, Inc.	70,210	10,113,751
Roper Technologies, Inc.	43,954	12,127,348
United Parcel Service, Inc. Class B	146,631	15,576,611
W.W. Grainger, Inc.	38,140	11,762,376

		134,989,554

Information Technology — 38.9%
Activision Blizzard, Inc.	88,900	6,784,848
Adobe Systems, Inc.*	196,552	47,921,343
Akamai Technologies, Inc.*	176,400	12,917,772
Alphabet, Inc. Class A*	40,958	46,249,364
Alphabet, Inc. Class C*	43,772	48,834,232
Amphenol Corporation Class A	128,009	11,155,984
ANSYS, Inc.*	31,346	5,459,846
Apple, Inc.	64,410	11,922,935
Autodesk, Inc.*	216,344	28,360,535
Automatic Data Processing, Inc.	45,980	6,167,757
Cisco Systems, Inc.	328,504	14,135,527
Electronic Arts, Inc.*	82,491	11,632,881
Facebook, Inc. Class A*	425,085	82,602,517
FleetCor Technologies, Inc.Δ*	37,922	7,988,269
Genpact, Ltd.	306,032	8,853,506
Intuit, Inc.	73,248	14,964,933
Microsoft Corporation	438,678	43,258,038
Oracle Corporation	844,291	37,199,462
Palo Alto Networks, Inc.*	102,407	21,041,566
PayPal Holdings, Inc.*	295,148	24,576,974
QUALCOMM, Inc.	440,424	24,716,595
Red Hat, Inc.*	92,940	12,488,348
salesforce.com, Inc.*	254,214	34,674,790
ServiceNow, Inc.*	114,400	19,730,568
Splunk, Inc.*	178,103	17,651,788
Texas Instruments, Inc.	92,180	10,162,845
TiVo Corporation	7	94
Visa, Inc. Class AΔ	694,143	91,939,240
Vmware, Inc. Class AΔ*	47,270	6,947,272
Workday, Inc. Class A*	39,100	4,735,792

		715,075,621

Materials — 1.6%
Ecolab, Inc.	70,790	9,933,961

See Notes to Financial Statements.

183

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Praxair, Inc.	50,700	$8,018,205
Sherwin-Williams Co. (The)	27,269	11,114,026

		29,066,192

Real Estate — 1.2%
Equinix, Inc. REIT	22,020	9,466,178
SBA Communications Corporation REIT*	73,988	12,216,898

		21,683,076

Total Common Stocks (Cost $1,136,750,858)		1,645,059,686

FOREIGN COMMON STOCKS — 6.8%
China — 3.8%
Alibaba Group Holding, Ltd. ADRΔ*	373,244	69,247,959

Curacao — 1.6%
Schlumberger, Ltd.	434,251	29,107,845

France — 0.9%
Danone SA ADRΔ	1,115,320	16,261,371

Switzerland — 0.5%
Novartis AG ADR	134,084	10,128,705

Total Foreign Common Stocks (Cost $97,061,360)		124,745,880

MONEY MARKET FUNDS — 3.4%
GuideStone Money Market Fund (Investor Class)¥	55,475,171	55,475,171
Northern Institutional Liquid Assets Portfolio§	7,090,548	7,090,548
Northern Institutional U.S. Government Portfolio	292,122	292,122

Total Money Market Funds (Cost $62,857,841)		62,857,841

	Par	Value
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
2.09%, 12/06/18Ω‡‡ (Cost $2,675,400)	$2,700,000	$2,676,157

TOTAL INVESTMENTS — 99.9% (Cost $1,299,345,459)		1,835,339,564
Other Assets in Excess of Liabilities — 0.1%		2,442,255

NET ASSETS — 100.0%		$1,837,781,819

PORTFOLIO SUMMARY (based on net assets)

%
Information Technology	42.7
Health Care	15.3
Consumer Discretionary	14.8
Consumer Staples	7.4
Industrials	7.3
Financials	4.0
Money Market Funds	3.4
Energy	2.0
Materials	1.6
Real Estate	1.2
U.S. Treasury Obligation	0.2

99.9

Futures Contracts outstanding at June 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	09/2018	399	$54,295,920	GSC	$(747,202)

See Notes to Financial Statements.

184

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,645,059,686	$1,645,059,686	$—	$—
Foreign Common Stocks	124,745,880	124,745,880	—	—
Money Market Funds	62,857,841	62,857,841	—	—
U.S. Treasury Obligation	2,676,157	—	2,676,157	—

Total Assets — Investments in Securities	$1,835,339,564	$1,832,663,407	$2,676,157	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(747,202)	$(747,202)	$—	$—

Total Liabilities — Other Financial Instruments	$(747,202)	$(747,202)	$—	$—

***

Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the six-month period ended June 30, 2018.

See Notes to Financial Statements.

185

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS — 92.6%
Consumer Discretionary — 14.6%
American Eagle Outfitters, Inc.	35,330	$821,422
Beazer Homes USA, Inc.*	58,304	859,984
Bright Horizons Family Solutions, Inc.*	51,500	5,279,780
Cable One, Inc.Δ	5,610	4,113,757
Carriage Services, Inc.	33,220	815,551
Cato Corporation (The) Class A	39,307	967,738
Cavco Industries, Inc.*	4,670	969,725
Chegg, Inc.Δ*	125,700	3,493,203
Chico’s FAS, Inc.Δ	77,422	630,215
Citi Trends, Inc.	24,390	669,262
Dana, Inc.	64,042	1,293,008
Dave & Buster’s Entertainment, Inc.*	11,130	529,788
Del Frisco’s Restaurant Group, Inc.*	41,080	517,608
Denny’s CorporationΔ*	33,423	532,428
Destination XL Group, Inc.Δ*	253,871	571,210
Express, Inc.Δ*	70,755	647,408
Floor & Decor Holdings, Inc. Class AΔ*	50,900	2,510,897
Fox Factory Holding CorporationΔ*	27,409	1,275,889
Francesca’s Holdings Corporation*	90,448	682,882
FTD Cos, Inc.*	101,143	469,304
Gannett Co., Inc.Δ	61,690	660,083
G-III Apparel Group, Ltd.*	19,020	844,488
Grand Canyon Education, Inc.*	38,659	4,314,731
Gray Television, Inc.Δ*	145,057	2,291,901
Hudson, Ltd. Class AΔ*	134,000	2,343,660
John Wiley & Sons, Inc. Class A	31,228	1,948,627
Johnson Outdoors, Inc. Class A	7,105	600,586
LCI IndustriesΔ	30,380	2,738,757
Libbey, Inc.Δ	27,791	225,941
Liberty TripAdvisor Holdings, Inc. Class A*	44,134	710,557
Lithia Motors, Inc. Class AΔ	14,800	1,399,636
Malibu Boats, Inc. Class A*	51,583	2,163,391
Michael Kors Holdings, Ltd.*	25,362	1,689,109
Monro, Inc.Δ	66,350	3,854,935
Motorcar Parts of America, Inc.Δ*	29,950	560,365
National Vision Holdings, Inc.Δ*	99,200	3,627,744
New Media Investment Group, Inc.	87,124	1,610,052
News Corporation Class A	102,328	1,586,084
Nexstar Media Group, Inc. Class AΔ	33,250	2,440,550
Ollie’s Bargain Outlet Holdings, Inc.Δ*	19,200	1,392,000
Papa John’s International, Inc.Δ	23,900	1,212,208
PulteGroup, Inc.	72,257	2,077,389
Scholastic Corporation	33,517	1,485,138
Speedway Motorsports, Inc.	6,049	105,011
Steven Madden, Ltd.	24,740	1,313,694
Stoneridge, Inc.*	58,430	2,053,230
Strayer Education, Inc.Δ	34,000	3,842,340
Tailored Brands, Inc.	25,375	647,570
Tenneco, Inc.	21,678	952,965
Tilly’s, Inc. Class AΔ	53,573	811,631
Tower International, Inc.	41,699	1,326,028
Unifi, Inc.Δ*	18,243	578,303

	Shares	Value
Universal Electronics, Inc.Δ*	41,505	$1,371,740
William Lyon Homes Class AΔ*	26,100	605,520
ZAGG, Inc.*	166,059	2,872,821

		85,909,844

Consumer Staples — 1.5%
Avon Products, Inc.*	393,338	637,207
BJ’s Wholesale Club Holdings, Inc.*	85,800	2,029,170
Ingles Markets, Inc. Class AΔ	28,711	913,010
Ingredion, Inc.	9,430	1,043,901
Landec Corporation*	34,039	507,181
Medifast, Inc.	3,993	639,519
Nu Skin Enterprises, Inc. Class A	27,378	2,140,686
SpartanNash Co.	21,182	540,565
US Foods Holding Corporation*	14,158	535,455

		8,986,694

Energy — 4.2%
Arch Coal, Inc. Class A	11,895	932,925
Cactus, Inc. Class A*	43,600	1,473,244
Callon Petroleum Co.Δ*	114,800	1,232,952
CONSOL Energy, Inc.Δ*	17,092	655,478
Energen Corporation*	5,543	403,641
Exterran Corporation*	46,284	1,158,951
Gran Tierra Energy, Inc.Δ*	305,960	1,055,562
Gulfport Energy Corporation*	69,138	869,065
HollyFrontier Corporation	8,456	578,644
Matador Resources Co.Δ*	75,900	2,280,795
Midstates Petroleum Co., Inc.*	68,496	932,231
Pacific Ethanol, Inc.Δ*	69,693	181,202
PBF Energy, Inc. Class A	46,824	1,963,330
Penn Virginia CorporationΔ*	10,384	881,498
ProPetro Holding CorporationΔ*	43,312	679,132
Renewable Energy Group, Inc.Δ*	73,173	1,306,138
REX American Resources CorporationΔ*	11,562	936,175
Ring Energy, Inc.Δ*	176,159	2,223,127
SilverBow Resources, Inc.*	14,768	426,500
Solaris Oilfield Infrastructure, Inc. Class AΔ*	122,900	1,756,241
Southwestern Energy Co.*	197,644	1,047,513
W&T Offshore, Inc.Δ*	153,343	1,096,402
WildHorse Resource Development CorporationΔ*	27,539	698,389

		24,769,135

Financials — 14.0%
1st Source Corporation	23,699	1,266,238
AMERISAFE, Inc.	74,939	4,327,727
Argo Group International Holdings, Ltd.	37,545	2,183,242
BancFirst CorporationΔ	9,340	552,928
Bancorp, Inc. (The)*	108,730	1,137,316
Banner Corporation	34,268	2,060,535
BlackRock Capital Investment Corporation	108,444	632,229
Bridge Bancorp, Inc.	26,065	937,037
Cadence BanCorp	99,000	2,858,130
Central Pacific Financial Corporation	55,111	1,578,930

See Notes to Financial Statements.

186

	Shares	Value
Century Bancorp, Inc. Class A	7,942	$606,769
Chemical Financial Corporation	44,661	2,486,278
CNO Financial Group, Inc.	89,564	1,705,299
Enova International, Inc.*	35,357	1,292,298
Financial Institutions, Inc.	35,198	1,158,014
First Busey Corporation	15,877	503,618
First Citizens BancShares, Inc. Class A	1,318	531,549
First Financial Corporation	3,062	138,862
FirstCash, Inc.	24,235	2,177,515
FS Bancorp, Inc.	10,533	666,212
Hamilton Lane, Inc. Class AΔ	49,100	2,355,327
Health Insurance Innovations, Inc. Class AΔ*	42,200	1,365,170
Heritage Commerce Corporation	59,407	1,009,325
Heritage Insurance Holdings, Inc.	20,445	340,818
HomeTrust Bancshares, Inc.*	3,800	106,970
Independent Bank CorporationΔ	49,133	1,252,892
INTL. FCStone, Inc.Δ*	28,592	1,478,492
Investment Technology Group, Inc.Δ	68,377	1,430,447
James River Group Holdings, Ltd.	19,780	777,156
Lazard, Ltd. Class A	36,183	1,769,711
LegacyTexas Financial Group, Inc.Δ	27,760	1,083,195
LPL Financial Holdings, Inc.	14,400	943,776
M I Acquisitions, Inc.Δ*	119,200	1,246,832
Meta Financial Group, Inc.Δ	26,300	2,561,620
National Bank Holdings Corporation Class A	24,112	930,482
OFG BancorpΔ	48,451	680,737
Old Republic International Corporation	101,540	2,021,661
Oppenheimer Holdings, Inc. Class A	34,910	977,480
Pacific Premier Bancorp, Inc.Δ*	56,915	2,171,307
Peapack Gladstone Financial Corporation	6,555	226,737
Pinnacle Financial Partners, Inc.Δ	17,166	1,053,134
Popular, Inc.	42,532	1,922,872
ProAssurance CorporationΔ	49,900	1,768,955
QCR Holdings, Inc.	21,062	999,392
Regional Management Corporation*	30,697	1,075,009
Reinsurance Group of America, Inc.	4,203	561,016
Republic Bancorp, Inc.	12,768	578,390
Safeguard Scientifics, Inc.Δ*	23,473	300,454
Santander Consumer USA Holdings, Inc.	43,293	826,463
Sierra Bancorp	29,985	846,776
Synovus Financial Corporation	47,969	2,534,202
Texas Capital Bancshares, Inc.*	23,620	2,161,230
Third Point Reinsurance, Ltd.Δ*	72,471	905,888
TriCo BancsharesΔ	32,127	1,203,156
TrustCo Bank CorporationΔ	130,874	1,164,779
United Community Banks, Inc.Δ	140,410	4,306,375
United Community Financial Corporation	61,911	680,402
Voya Financial, Inc.	16,328	767,416
Wintrust Financial Corporation	26,020	2,265,041
WisdomTree Investments, Inc.Δ	272,500	2,474,300
World Acceptance CorporationΔ*	5,795	643,303

		82,569,414

	Shares	Value
Health Care — 8.1%
Acceleron Pharma, Inc.*	20,000	$970,400
Achaogen, Inc.Δ*	40,200	348,132
Amedisys, Inc.*	16,300	1,392,998
American Renal Associates Holdings, Inc.Δ*	40,900	644,993
Applied Genetic Technologies CorporationΔ*	53,275	197,118
BioSpecifics Technologies CorporationΔ*	8,587	385,213
Blueprint Medicines Corporation*	31,200	1,980,576
Civitas Solutions, Inc.*	40,804	669,186
Emergent BioSolutions, Inc.*	63,790	3,220,757
Enanta Pharmaceuticals, Inc.Δ*	11,268	1,305,961
Evolent Health, Inc. Class AΔ*	90,600	1,907,130
Five Star Quality Care, Inc.y*	2,086	—
Globus Medical, Inc. Class A*	41,747	2,106,554
HealthEquity, Inc.*	25,800	1,937,580
Innoviva, Inc.Δ*	69,116	953,801
Inogen, Inc.Δ*	12,500	2,329,125
Inspire Medical Systems, Inc.Δ*	35,200	1,255,232
Invacare CorporationΔ	54,280	1,009,608
iRhythm Technologies, Inc.*	28,000	2,271,640
K2M Group Holdings, Inc.Δ*	79,700	1,793,250
Loxo Oncology, Inc.*	5,100	884,748
Masimo Corporation*	17,010	1,661,026
Meridian Bioscience, Inc.Δ	81,258	1,292,002
MyoKardia, Inc.Δ*	22,300	1,107,195
Ophthotech Corporation*	221,918	605,836
Phibro Animal Health Corporation	31,309	1,441,779
PRA Health Sciences, Inc.*	20,700	1,932,552
Psychemedics CorporationΔ	14,308	275,286
Radius Health, Inc.Δ*	72,000	2,121,840
Repligen CorporationΔ*	61,500	2,892,960
Rhythm Pharmaceuticals, Inc.Δ*	31,300	978,438
RTI Surgical, Inc.Δ*	117,110	538,706
Sarepta Therapeutics, Inc.Δ*	6,800	898,824
Vanda Pharmaceuticals, Inc.*	58,258	1,109,815
West Pharmaceutical Services, Inc.Δ	29,360	2,915,154

		47,335,415

Industrials — 19.8%
ACCO Brands CorporationΔ	283,427	3,925,464
Aircastle, Ltd.	10,451	214,246
Albany International Corporation Class A	62,700	3,771,405
Allegiant Travel Co.Δ	15,250	2,118,988
ASGN, Inc.*	75,000	5,864,250
Astronics CorporationΔ*	72,289	2,600,235
Atento SA	111,000	760,350
Atkore International Group, Inc.*	57,288	1,189,872
AZZ, Inc.	13,977	607,301
Beacon Roofing Supply, Inc.*	100,300	4,274,786
BMC Stock Holdings, Inc.*	21,410	446,399
BrightView Holdings, Inc.*	6,300	138,285
CAI International, Inc.Δ*	23,518	546,558
CIRCOR International, Inc.Δ	50,300	1,859,088
Clean Harbors, Inc.Δ*	58,400	3,244,120
Columbus McKinnon Corporation	132,382	5,740,084

See Notes to Financial Statements.

187

SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Commercial Vehicle Group, Inc.*	75,735	$555,895
Continental Building Products, Inc.*	55,961	1,765,570
CRA International, Inc.	21,227	1,080,242
Ducommun, Inc.Δ*	58,002	1,919,286
Dycom Industries, Inc.Δ*	14,310	1,352,438
Eagle Bulk Shipping, Inc.*	102,867	559,596
EMCOR Group, Inc.	39,800	3,031,964
EnerSys, Inc.	24,710	1,844,354
Exponent, Inc.	56,800	2,743,440
Genco Shipping & Trading, Ltd.*	43,693	677,242
GMS, Inc.*	17,312	468,982
Greenbrier Cos., Inc. (The)Δ	62,877	3,316,762
H&E Equipment Services, Inc.	18,245	686,194
Healthcare Services Group, Inc.Δ	63,450	2,740,405
Heidrick & Struggles International, Inc.	29,796	1,042,860
ICF International, Inc.	25,700	1,825,985
Insteel Industries, Inc.Δ	55,236	1,844,882
Interface, Inc.	60,144	1,380,305
Kennametal, Inc.Δ	37,900	1,360,610
Kforce, Inc.	38,141	1,308,236
Korn/Ferry International	23,528	1,457,089
LSC Communications, Inc.	22,830	357,518
Lydall, Inc.*	27,653	1,207,053
ManpowerGroup, Inc.	18,491	1,591,335
Marten Transport, Ltd.Δ	12,943	303,513
Milacron Holdings Corporation*	105,000	1,987,650
Miller Industries, Inc.	27,520	703,136
Moog, Inc.	21,067	1,642,383
MYR Group, Inc.*	14,957	530,375
NCI Building Systems, Inc.*	90,615	1,902,915
NN, Inc.	124,860	2,359,854
Old Dominion Freight Line, Inc.	3,400	506,464
Patrick Industries, Inc.*	98,245	5,585,228
Primoris Services Corporation	60,450	1,646,054
RBC Bearings, Inc.Δ*	20,100	2,589,081
Rexnord Corporation*	70,400	2,045,824
Spirit AeroSystems Holdings, Inc. Class A	25,197	2,164,674
Spirit Airlines, Inc.Δ*	8,450	307,158
TriNet Group, Inc.*	74,800	4,184,312
TrueBlue, Inc.*	41,461	1,117,374
UniFirst Corporation	13,000	2,299,700
Universal Forest Products, Inc.	54,907	2,010,694
USA Truck, Inc.*	35,010	821,685
Vectrus, Inc.*	29,430	907,033
Viad Corporation	34,100	1,849,925
WageWorks, Inc.Δ*	81,750	4,087,500
Willscot CorporationΔ*	104,500	1,546,600

		116,518,806

Information Technology — 17.5%
2U, Inc.Δ*	47,500	3,969,100
ACI Worldwide, Inc.*	64,300	1,586,281
Alpha & Omega Semiconductor, Ltd.*	42,867	610,426
Ambarella, Inc.Δ*	11,840	457,142
American Software, Inc.	26,489	385,945

	Shares	Value
Amkor Technology, Inc.*	97,442	$837,027
Aspen Technology, Inc.*	24,229	2,246,997
Avnet, Inc.Δ	34,117	1,463,278
Blackline, Inc.Δ*	53,700	2,332,191
Bottomline Technologies de, Inc.*	38,500	1,918,455
Cision, Ltd.Δ*	188,300	2,815,085
Coherent, Inc.Δ*	12,800	2,002,176
Cohu, Inc.Δ	19,442	476,523
DHI Group, Inc.*	259,702	610,300
Diodes, Inc.Δ*	15,504	534,423
Electro Scientific Industries, Inc.Δ*	38,350	604,779
Evo Payments, Inc. Class AΔ*	130,900	2,693,922
Exela Technologies, Inc.*	228,400	1,084,900
ExlService Holdings, Inc.*	54,250	3,071,092
Fair Isaac Corporation*	19,150	3,702,078
ForeScout Technologies, Inc.*	34,700	1,188,822
Insight Enterprises, Inc.*	14,831	725,681
Instructure, Inc.*	83,900	3,569,945
InterDigital, Inc.Δ	36,360	2,941,524
inTEST Corporation*	74,770	545,821
j2 Global, Inc.Δ	53,776	4,657,539
Jabil, Inc.	62,189	1,720,148
Kimball Electronics, Inc.*	45,187	826,922
Littelfuse, Inc.Δ	12,000	2,738,160
MicroStrategy, Inc. Class A*	993	126,856
MINDBODY, Inc. Class AΔ*	48,100	1,856,660
MKS Instruments, Inc.	77,887	7,453,786
New Relic, Inc.*	14,000	1,408,260
nLight, Inc.*	33,000	1,090,980
Paycom Software, Inc.Δ*	24,700	2,441,101
Paylocity Holding Corporation*	40,700	2,395,602
PC Connection, Inc.	25,924	860,677
Pegasystems, Inc.	35,500	1,945,400
Photronics, Inc.*	134,247	1,070,620
Pluralsight, Inc. Class A*	83,000	2,029,350
Progress Software Corporation	26,244	1,018,792
Q2 Holdings, Inc.Δ*	76,400	4,358,620
RealPage, Inc.Δ*	86,300	4,755,130
Reis, Inc.Δ	45,138	984,008
Rosetta Stone, Inc.*	83,800	1,343,314
Science Applications International Corporation	16,500	1,335,345
Seachange International, Inc.*	81,616	279,127
SendGrid, Inc.*	66,000	1,750,320
SMART Global Holdings, Inc.Δ*	20,064	639,440
Synaptics, Inc.Δ*	20,710	1,043,163
Synchronoss Technologies, Inc.Δ*	80,714	498,005
Take-Two Interactive Software, Inc.*	3,730	441,483
TESSCO Technologies, Inc.	37,309	645,446
TravelzooΔ*	17,499	299,233
Tyler Technologies, Inc.*	11,314	2,512,839
USA Technologies, Inc.Δ*	93,800	1,313,200
Varonis Systems, Inc.*	6,500	484,250
Vishay Intertechnology, Inc.Δ	63,475	1,472,620
Vishay Precision Group, Inc.*	18,620	710,353
XO Group, Inc.*	38,669	1,237,408

See Notes to Financial Statements.

188

	Shares	Value
Zix Corporation*	194,058	$1,045,973

		103,164,043

Materials — 3.9%
AdvanSix, Inc.*	22,119	810,219
Boise Cascade Co.	39,609	1,770,522
Domtar Corporation	11,489	548,485
Ferro CorporationΔ*	58,040	1,210,134
FutureFuel Corporation	40,312	564,771
Koppers Holdings, Inc.*	36,889	1,414,693
Louisiana-Pacific Corporation	63,491	1,728,225
Mercer International, Inc.	89,215	1,561,262
OMNOVA Solutions, Inc.*	187,376	1,948,710
Orion Engineered Carbons SA	49,001	1,511,681
PolyOne Corporation	38,000	1,642,360
Resolute Forest Products, Inc.*	64,482	667,389
Schnitzer Steel Industries, Inc. Class A	41,714	1,405,762
Summit Materials, Inc. Class AΔ*	77,309	2,029,361
Trinseo SA	17,380	1,233,111
Universal Stainless & Alloy Products, Inc.*	61,156	1,447,563
Verso Corporation Class A*	41,642	906,130
Warrior Met Coal, Inc.Δ	24,624	678,884

		23,079,262

Real Estate — 5.7%
Apple Hospitality REIT, Inc.	129,114	2,308,558
Armada Hoffler Properties, Inc. REIT	13,445	200,331
Ashford Hospitality Trust, Inc. REITΔ	180,708	1,463,735
Braemar Hotels & Resorts, Inc. REIT	105,660	1,206,637
Cedar Realty Trust, Inc. REIT	181,192	855,226
Chesapeake Lodging Trust REITΔ	70,176	2,220,369
CubeSmart REITΔ	23,190	747,182
DiamondRock Hospitality Co. REIT	181,611	2,230,183
Hersha Hospitality Trust REIT	87,469	1,876,210
HFF, Inc. Class AΔ	31,600	1,085,460
Investors Real Estate Trust REIT	120,295	665,231
Jones Lang LaSalle, Inc.	13,050	2,166,170
Kennedy-Wilson Holdings, Inc.Δ	171,125	3,619,294
Marcus & Millichap, Inc.*	42,817	1,670,291
National Storage Affiliates Trust REITΔ	44,400	1,368,408
Paramount Group, Inc. REIT	14,201	218,695
Park Hotels & Resorts, Inc. REITΔ	64,954	1,989,541
Pebblebrook Hotel Trust REITΔ	30,880	1,198,144
Physicians Realty Trust REIT	39,670	632,340
RMR Group, Inc. (The) Class AΔ	18,112	1,420,886
Ryman Hospitality Properties, Inc. REIT	26,160	2,175,204
Xenia Hotels & Resorts, Inc. REIT	99,291	2,418,729

		33,736,824

Telecommunication Services — 1.3%
Cogent Communications Holdings, Inc.Δ	32,000	1,708,800
Shenandoah Telecommunications Co.Δ	81,500	2,665,050

	Shares	Value
Telephone & Data Systems, Inc.	50,661	$1,389,125
Vonage Holdings CorporationΔ*	133,890	1,725,842

		7,488,817

Utilities — 2.0%
AES Corporation	88,309	1,184,224
Hawaiian Electric Industries, Inc.Δ	8,639	296,318
MDU Resources Group, Inc.	48,825	1,400,301
PNM Resources, Inc.	7,890	306,921
Portland General Electric Co.	53,575	2,290,867
Spire, Inc.	18,210	1,286,537
UGI Corporation	57,033	2,969,708
Unitil Corporation	24,162	1,233,228
Vistra Energy Corporation*	42,130	996,796

		11,964,900

Total Common Stocks (Cost $453,589,194)		545,523,154

FOREIGN COMMON STOCKS — 2.9%
Canada — 1.4%
Colliers International Group, Inc.Δ	20,203	1,529,367
FirstService Corporation	15,555	1,182,802
Fortuna Silver Mines, Inc.Δ*	223,165	1,267,577
IMAX CorporationΔ*	77,400	1,714,410
North American Construction Group, Ltd.	14,404	85,704
SunOpta, Inc.Δ*	166,500	1,398,600
Taseko Mines, Ltd.Δ*	290,881	314,152
Valeant Pharmaceuticals International, Inc.*	29,592	687,718

		8,180,330

France — 0.4%
Talend SA ADR*	39,500	2,460,060

Ireland — 0.4%
Horizon Pharma PLCΔ*	76,123	1,260,597
Mallinckrodt PLCΔ*	54,112	1,009,730

		2,270,327

Israel — 0.2%
Taro Pharmaceutical Industries, Ltd.*	11,230	1,299,198

Jersey — 0.3%
Novocure, Ltd.*	50,300	1,574,390

Netherlands — 0.1%
Argenx SE ADR*	8,700	720,882

United Kingdom — 0.1%
BrightSphere Investment Group PLC	40,312	574,849

Total Foreign Common Stocks (Cost $15,765,408)		17,080,036

MASTER LIMITED PARTNERSHIP — 0.8%
Compass Diversified Holdings (Cost $4,090,286)	270,275	4,675,758

See Notes to Financial Statements.

189

SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
CORPORATE BONDS — 0.0%
Lehman Escrow Bonds
0.00%, 07/19/17Ωy#	$160,000	$—
0.00%, 12/28/17Ωy#	120,000	—
3.65%, 08/19/45Ωy#	50,000	—
0.00%, 11/29/49Ω#	10,000	—

Total Corporate Bonds (Cost $0)		—

	Shares
MONEY MARKET FUNDS — 5.7%
GuideStone Money Market Fund (Investor Class)¥	21,270,447	21,270,447
Northern Institutional Liquid Assets
Portfolio§	12,515,437	12,515,437
Northern Institutional
U.S. Government Portfolio	106,077	106,077

Total Money Market Funds (Cost $33,891,961)		33,891,961

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill 2.09%, 12/06/18Ω‡‡ (Cost $990,889)	$1,000,000	991,169

TOTAL INVESTMENTS — 102.2% (Cost $508,327,738)		602,162,078
Liabilities in Excess of Other Assets — (2.2)%		(13,098,031)

NET ASSETS — 100.0%		$589,064,047

PORTFOLIO SUMMARY (based on net assets)

	%
Industrials	19.8
Information Technology	17.9
Consumer Discretionary	14.9
Financials	14.1
Health Care	9.1
Real Estate	6.2
Money Market Funds	5.7
Energy	4.2
Materials	4.2
Utilities	2.0
Consumer Staples	1.8
Telecommunication Services	1.3
Master Limited Partnership	0.8
U.S. Treasury Obligation	0.2
Corporate Bonds	—	**

	102.2

**	Rounds to less than 0.005%

See Notes to Financial Statements.

190

Futures Contracts outstanding at June 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index	09/2018	265	$21,829,375	GSC	$(317,534)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$85,909,844	$85,909,844	$—	$—
Consumer Staples	8,986,694	8,986,694	—	—
Energy	24,769,135	24,769,135	—	—
Financials	82,569,414	81,322,582	1,246,832	—
Health Care	47,335,415	47,335,415	—	—**
Industrials	116,518,806	116,518,806	—	—
Information Technology	103,164,043	103,164,043	—	—
Materials	23,079,262	23,079,262	—	—
Real Estate	33,736,824	33,736,824	—	—
Telecommunication Services	7,488,817	7,488,817	—	—
Utilities	11,964,900	11,964,900	—	—
Corporate Bonds	—	—	—	—**
Foreign Common Stocks	17,080,036	17,080,036	—	—
Master Limited Partnership	4,675,758	4,675,758	—	—
Money Market Funds	33,891,961	33,891,961	—	—
U.S. Treasury Obligation	991,169	—	991,169	—

Total Assets — Investments in Securities	$602,162,078	$599,924,077	$2,238,001	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(317,534)	$(317,534)	$—	$—

Total Liabilities — Other Financial Instruments	$(317,534)	$(317,534)	$—	$—

**	Level 3 security has zero value.
***

Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the six-month period ended June 30, 2018.

See Notes to Financial Statements.

191

INTERNATIONAL EQUITY INDEX FUND SCHEDULE OF INVESTMENTS	June 30, 2018 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 95.3%
Australia — 6.7%
AGL Energy, Ltd.	9,921	$165,049
Alumina, Ltd.	20,465	42,406
Amcor, Ltd.	17,966	191,592
AMP, Ltd.	39,540	104,171
APA Group	18,011	131,291
ASX, Ltd.	2,561	122,036
Aurizon Holdings, Ltd.	25,222	80,822
Australia & New Zealand Banking Group, Ltd.	35,321	738,174
Bank of Queensland, Ltd.	4,076	30,738
Bendigo and Adelaide Bank, Ltd.Δ	5,305	42,557
BHP Billiton, Ltd.	39,404	988,847
BlueScope Steel, Ltd.	5,856	74,800
Boral, Ltd.	16,052	77,572
Brambles, Ltd.	18,049	118,612
Caltex Australia, Ltd.	3,172	76,386
Challenger, Ltd.	7,895	69,119
CIMIC Group, Ltd.	1,304	40,821
Coca-Cola Amatil, Ltd.	66,457	452,470
Cochlear, Ltd.	717	106,213
Commonwealth Bank of Australia	25,728	1,387,445
Computershare, Ltd.	7,203	98,243
CSL, Ltd.	5,701	812,669
Dexus REIT	13,896	99,855
Domino’s Pizza Enterprises, Ltd.	1,020	39,418
Flight Centre Travel Group, Ltd.	1,053	49,601
Fortescue Metals Group, Ltd.Δ	18,782	61,019
Goodman Group REIT	27,480	195,638
GPT Group (The) REIT	20,139	75,414
Harvey Norman Holdings, Ltd.Δ	9,185	22,567
Healthscope, Ltd.	21,042	34,414
Incitec Pivot, Ltd.	17,247	46,332
Insurance Australia Group, Ltd.	29,869	188,552
Lend Lease Group	7,738	113,442
Macquarie Group, Ltd.	3,969	363,192
Medibank Pvt., Ltd.	33,732	72,893
Mirvac Group REIT	50,361	80,875
National Australia Bank, Ltd.	42,241	856,849
Newcrest Mining, Ltd.	8,925	143,988
OneMarket, Ltd.*	1,376	1,303
Orica, Ltd.	4,853	63,749
Origin Energy, Ltd.*	21,981	163,158
QBE Insurance Group, Ltd.	15,735	113,419
Ramsay Health Care, Ltd.	1,607	64,196
REA Group, Ltd.	1,108	74,511
Rio Tinto, Ltd.	5,021	310,046
Santos, Ltd.*	23,166	107,493
Scentre Group REIT	83,660	271,796
SEEK, Ltd.	3,958	63,884
Sonic Healthcare, Ltd.	5,071	92,056
South32, Ltd.	58,584	156,512
Stockland REIT	27,645	81,221
Suncorp Group, Ltd.	15,116	163,212
Sydney Airport	13,845	73,361

	Shares	Value
Telstra Corporation, Ltd.	51,978	$100,782
TPG Telecom, Ltd.Δ	4,589	17,558
Transurban Group	27,666	245,077
Vicinity Centres REIT	48,069	92,135
Wesfarmers, Ltd.	16,749	611,822
Westpac Banking Corporation	41,491	899,669
Woodside Petroleum, Ltd.	13,309	349,257

		12,512,299

Austria — 0.2%
ANDRITZ AG	720	38,223
Erste Group Bank AG*	3,328	138,940
OMV AG	1,954	110,831
Raiffeisen Bank International AG	1,472	45,193
voestalpine AG	1,264	58,232

		391,419

Belgium — 0.7%
Ageas	2,844	143,510
Groupe Bruxelles Lambert SA	2,113	222,870
KBC Group NV	3,232	249,559
Proximus SADP	2,723	61,404
Solvay SA	1,545	195,130
Telenet Group Holding NV*	1,213	56,662
UCB SA	3,028	238,121
Umicore SA	2,666	153,021

		1,320,277

Denmark — 1.3%
AP Moeller - Maersk A/S Class A	78	92,610
AP Moeller - Maersk A/S Class B	60	74,747
Chr. Hansen Holding A/S	2,070	191,233
Coloplast A/S Class B	2,017	201,638
Danske Bank A/S	11,314	354,230
DSV A/S	2,874	232,264
Genmab A/S*	831	128,272
H Lundbeck A/S	1,506	105,846
ISS A/SΔ	3,171	108,998
Novozymes A/S, B Shares	4,999	253,634
Orsted A/S 144A	3,274	198,084
Pandora A/SΔ	1,677	117,181
Tryg A/S	3,476	81,616
VestasWind Systems A/S	2,852	176,575
William Demant Holding A/S*	4,113	165,553

		2,482,481

Finland — 1.1%
Elisa OYJ	2,673	123,831
Fortum OYJ	6,738	160,835
Kone OYJ Class B	3,899	198,795
Metso OYJ	1,554	52,084
Neste OYJ	1,549	121,560
Nokia OYJ	76,564	440,798
Nokian Renkaat OYJ	1,038	41,020
Orion OYJ Class B	2,199	59,295
Sampo OYJ, A Shares	6,925	338,037
Stora Enso OYJ, R Shares	8,351	163,448

See Notes to Financial Statements.

192

	Shares	Value
UPM-Kymmene OYJ	7,209	$257,780
Wartsila OYJ Abp	5,652	111,085

		2,068,568

France — 10.1%
Accor SA	3,183	156,193
Aeroports de Paris	428	96,815
Air Liquide SA	5,635	708,726
Alstom SAΔ	1,430	65,729
Amundi SA 144A	1,066	73,871
Arkema SA	687	81,351
Atos SEΔ	1,612	220,158
AXA SA	25,613	628,577
BioMerieux	494	44,478
BNP Paribas SA	16,820	1,044,779
Bollore SA	12,527	58,282
Bouygues SA	2,324	100,173
Bureau Veritas SA	4,705	125,604
Capgemini SE	2,326	312,918
Carrefour SAΔ	7,729	125,190
Casino Guichard Perrachon SA	458	17,784
Cie de St-Gobain	9,316	416,348
Cie Generale des Etablissements Michelin SCA	2,270	276,489
CNP Assurances	2,393	54,466
Covivio REIT	802	83,449
Credit Agricole SA	13,884	185,404
Danone SA	10,720	787,058
Dassault Aviation SA	24	45,740
Dassault Systemes SA	2,155	301,993
EdenredΔ	3,457	109,243
Eiffage SA	840	91,405
Electricite de France SA	7,600	104,551
Engie SA	24,293	372,490
Essilor International Cie Generale d’Optique SA	2,757	389,253
Eurazeo SA	363	27,533
Eurofins Scientific SE Millicom International Cellular SA SDRΔ	243	135,191
Eutelsat Communications SA	2,168	44,977
Faurecia SA	908	64,809
Gecina SA REITΔ	693	115,971
Getlink	6,054	83,036
Hermes International	599	366,404
ICADE REIT	531	49,794
Iliad SA	371	58,641
Imerys SA	385	31,135
Ingenico Group	690	62,045
Ipsen SA	876	137,439
JCDecaux SA	1,071	35,845
Kering SA	1,209	682,780
Klepierre REIT	3,685	138,783
L’Oreal SA	3,708	915,838
Legrand SA	2,556	187,750
Natixis SA	17,495	124,178
Orange SA	28,100	470,734
Peugeot SA	7,506	171,453
Publicis Groupe SAΔ	2,439	167,877
Renault SA	2,555	217,305

	Shares	Value
Rexel SAΔ	2,931	$42,152
Safran SA	3,803	462,101
Sanofi	17,390	1,394,147
Schneider Electric SE	7,149	596,257
SCOR SE	1,503	55,851
SEB SA	564	98,532
SES SAΔ	3,858	70,689
Societe BIC SA	295	27,353
Societe Generale SA	11,913	502,432
Sodexo SA	1,520	151,980
Suez	7,046	91,375
Teleperformance	689	121,738
Thales SA	1,262	162,630
TOTAL SA	33,004	2,012,282
Ubisoft Entertainment SA*	954	104,701
Unibail-Rodamco-Westfield REIT*	11,579	426,937
Valeo SA	3,416	186,775
Veolia Environnement SA	7,589	162,448
Vinci SA	6,807	654,697
Vivendi SA	13,522	331,611
Wendel SA	398	54,845

		19,079,568

Germany — 8.5%
1&1 Drillisch AG	634	36,101
adidas AG	2,491	543,836
Allianz SE	5,514	1,139,876
Axel Springer SE	487	35,232
BASF SE	11,630	1,112,462
Bayerische Motoren Werke AG	6,187	560,891
Beiersdorf AG	1,876	213,033
Brenntag AG	1,403	78,186
Commerzbank AG*	12,089	115,919
Continental AG	1,352	308,747
Covestro AG 144A	2,032	181,342
Daimler AG	12,831	826,070
Deutsche Bank AG	25,773	277,561
Deutsche Boerse AG	2,426	323,396
Deutsche Lufthansa AG	3,059	73,589
Deutsche Post AG	11,584	378,372
Deutsche Telekom AG*	55,783	864,453
Deutsche Wohnen SE	4,815	232,790
E.ON SE	26,940	287,990
Evonik Industries AG	1,751	59,975
Fraport AG Frankfurt Airport ServicesWorldwide	412	39,751
Fresenius Medical Care AG & Co. KGaA	3,248	327,641
Fresenius SE & Co. KGaA	5,768	463,428
GEA Group AG	2,114	71,322
Hannover Rueck SE	793	98,904
HeidelbergCement AG	1,752	147,475
HOCHTIEF AG	215	38,867
HUGO BOSS AG	951	86,359
Infineon Technologies AG	14,196	361,900
Innogy SE 144A	2,135	91,477
K+S AG	1,931	47,694
KION Group AG	713	51,324

See Notes to Financial Statements.

193

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
LANXESS AG	1,208	$94,235
Linde AG	2,281	544,471
Merck KGaA	2,991	292,075
METRO AG	2,082	25,736
MTU Aero Engines AG	620	119,176
Muenchener Rueckversicherungs-Gesellschaft AG	1,808	382,266
OSRAM Licht AG	1,047	42,794
ProSiebenSat.1 Media SE	2,829	71,790
Puma SE	100	58,507
RTL Group SA	567	38,470
RWE AG	6,519	148,642
SAP SE	13,287	1,535,363
Siemens AG	9,951	1,315,704
Siemens Healthineers AG 144A*	1,840	75,969
Symrise AG	1,436	125,940
Telefonica Deutschland Holding AG	8,893	35,061
thyssenkrupp AG	4,887	118,821
TUI AG	5,007	109,858
Uniper SE	2,406	71,760
United Internet AG	2,030	116,303
Volkswagen AG	3,259	538,529
Vonovia SE	6,856	326,342
Wirecard AG	1,403	226,020
Zalando SE 144A*	1,333	74,518

		15,964,313

Hong Kong — 3.2%
AIA Group, Ltd.	159,200	1,392,006
ASM Pacific Technology, Ltd.	3,200	40,461
Bank of East Asia, Ltd. (The)	13,169	52,622
BOC Hong Kong Holdings, Ltd.	43,500	204,870
CK Asset Holdings, Ltd.	34,000	269,986
CK Hutchison Holdings, Ltd.	40,000	424,187
CK Infrastructure Holdings, Ltd.	9,500	70,412
CLP Holdings, Ltd.	26,000	280,030
Hang Lung Group, Ltd.	12,000	33,649
Hang Lung Properties, Ltd.	26,000	53,620
Hang Seng Bank, Ltd.	8,800	220,067
Henderson Land Development Co., Ltd.	15,705	83,073
HK Electric Investments & HK Electric Investments, Ltd. 144A	86,500	82,469
HKT Trust & HKT, Ltd.	69,000	88,123
Hong Kong & China Gas Co., Ltd.	167,663	320,982
Hong Kong Exchanges and Clearing, Ltd.	14,680	441,582
Hysan Development Co., Ltd.	9,000	50,245
Kerry Properties, Ltd.	9,500	45,468
Li & Fung, Ltd.	86,000	31,569
Link REIT	27,500	251,144
Minth Group, Ltd.	8,000	33,802
MTR Corporation, Ltd.	21,477	118,806
New World Development Co., Ltd.Δ	77,867	109,571
NWS Holdings, Ltd.	21,399	37,040
PCCW, Ltd.	102,000	57,464
Power Assets Holdings, Ltd.	17,500	122,346

	Shares	Value
Shangri-La Asia, Ltd.	32,000	$60,202
Sino Land Co., Ltd.	41,835	68,040
Sun Hung Kai Properties, Ltd.	33,000	498,012
Swire Pacific, Ltd. Class A	6,500	68,847
Swire Properties, Ltd.	13,000	48,052
Techtronic Industries Co., Ltd.	17,500	97,586
WH Group, Ltd. 144A	113,500	92,442
Wharf Holdings, Ltd. (The)	15,000	48,180
Wharf Real Estate Investment Co., Ltd.	15,000	106,780
Wheelock & Co., Ltd.	10,000	69,657
Yue Yuen Industrial Holdings, Ltd.	8,000	22,586

		6,095,978

Ireland — 0.6%
AIB Group PLC	5,750	31,224
Bank of Ireland Group PLC	9,604	74,976
CRH PLC	9,682	343,157
DCC PLC	962	87,539
James Hardie Industries PLC CDI	5,216	87,547
Kerry Group PLC Class A	2,819	294,966
Smurfit Kappa Group PLC	3,617	146,570

		1,065,979

Israel — 0.4%
Azrieli Group	1,239	61,586
Bank Hapoalim BM	15,980	108,332
Bank Leumi Le-Israel BM	19,282	114,093
Bezeq The Israeli Telecommunication Corporation, Ltd.	44,100	49,701
Check Point Software Technologies, Ltd.Δ*	2,081	203,272
Elbit Systems, Ltd.	512	60,283
Frutarom Industries, Ltd.	340	33,439
Israel Chemicals, Ltd.	12,055	55,231
Mizrahi Tefahot Bank, Ltd.	1,129	20,771
Nice, Ltd.*	1,027	106,290

		812,998

Italy — 1.9%
Assicurazioni Generali SpA	14,904	250,108
Atlantia SpA	4,528	133,887
Enel SpA	105,552	586,365
Eni SpA	31,477	584,686
Intesa Sanpaolo SpA	185,751	550,269
Leonardo SpAΔ	3,992	39,467
Luxottica Group SpA	2,326	150,103
Mediobanca Banca di Credito Finanziario SpA	3,955	36,774
Moncler SpA	3,393	154,531
Poste Italiane SpA 144A	1,382	11,572
Prysmian SpA	1,492	37,164
Recordati SpA	2,880	114,553
Snam SpA	19,199	80,176
Telecom Italia SpA*	326,064	242,708
Tenaris SAΔ	5,417	99,413
Terna Rete Elettrica Nazionale SpAΔ	10,305	55,742

See Notes to Financial Statements.

194

	Shares	Value
UniCredit SpA	24,744	$413,098

		3,540,616

Japan — 22.7%
ABC-Mart, Inc.	100	5,474
Acom Co., Ltd.	3,200	12,313
AEON Co., Ltd.	8,000	171,251
AEON Financial Service Co., Ltd.	800	17,082
AEON Mall Co., Ltd.	900	16,177
Aisin Seiki Co., Ltd.	1,900	86,664
Ajinomoto Co., Inc.	9,400	177,956
Alfresa Holdings Corporation	1,900	44,705
Alps Electric Co., Ltd.	2,100	53,982
Amada Holdings Co., Ltd.	3,200	30,782
ANA Holdings, Inc.	2,200	80,854
Aozora Bank, Ltd.	500	19,035
Asahi Glass Co., Ltd.	2,700	105,230
Asahi Kasei Corporation	15,000	190,760
ASICS Corporation	1,700	28,759
Astellas Pharma, Inc.	28,300	431,727
Bandai Namco Holdings, Inc.	2,400	99,065
Bank of Kyoto, Ltd. (The)	600	27,801
Benesse Holdings, Inc.	900	31,947
Bridgestone Corporation	7,700	301,351
Brother Industries, Ltd.	2,500	49,406
Calbee, Inc.	1,700	63,952
Canon, Inc.	14,400	472,261
Casio Computer Co., Ltd.Δ	2,100	34,180
Central Japan Railway Co.	1,800	373,283
Chiba Bank, Ltd. (The)	9,000	63,650
Chubu Electric Power Co., Inc.	8,200	123,020
Chugai Pharmaceutical Co., Ltd.	3,200	167,927
Chugoku Electric Power Co., Inc. (The)	3,100	40,096
Coca-Cola Bottlers Japan Holdings, Inc.	3,900	155,873
Concordia Financial Group, Ltd.	13,500	68,771
Credit Saison Co., Ltd.	2,000	31,504
CyberAgent, Inc.	2,000	120,309
CYBERDYNE, Inc.Δ*	1,200	14,069
Dai Nippon Printing Co., Ltd.	2,800	62,694
Daicel Corporation	3,100	34,328
Daifuku Co., Ltd.	1,200	52,622
Dai-ichi Life Holdings, Inc.	12,400	221,311
Daiichi Sankyo Co., Ltd.	8,300	317,636
Daikin Industries, Ltd.	3,000	359,572
Daito Trust Construction Co., Ltd.	800	130,136
Daiwa House Industry Co., Ltd.	7,100	242,150
Daiwa House REIT Investment Corporation	13	30,869
Daiwa Securities Group, Inc.	19,000	110,398
DeNA Co., Ltd.	1,200	22,512
Denso Corporation	6,000	293,294
Dentsu, Inc.	2,500	118,548
Disco CorporationΔ	300	51,240
Don Quijote Holdings Co., Ltd.	1,000	48,051
East Japan Railway Co.	4,300	412,270
Eisai Co., Ltd.	3,800	267,852
Electric Power Development Co., Ltd.	1,800	46,498

	Shares	Value
FamilyMart UNY Holdings Co., Ltd.	1,100	$115,847
FANUC Corporation	2,500	496,884
Fast Retailing Co., Ltd.	700	321,880
Fuji Electric Co., Ltd.Δ	5,000	38,116
FUJIFILM Holdings Corporation	6,000	234,440
Fujitsu, Ltd.	26,000	157,764
Fukuoka Financial Group, Inc.Δ	8,000	40,247
Hakuhodo DY Holdings, Inc.	1,900	30,513
Hamamatsu Photonics KK	1,200	51,592
Hankyu Hanshin Holdings, Inc.	2,600	104,620
Hikari Tsushin, Inc.Δ	200	35,171
Hino Motors, Ltd.	2,100	22,439
Hirose Electric Co., Ltd.	105	13,021
Hisamitsu Pharmaceutical Co., Inc.	900	76,006
Hitachi Chemical Co., Ltd.	1,200	24,224
Hitachi Construction Machinery Co., Ltd.	900	29,264
Hitachi High-Technologies Corporation	600	24,495
Hitachi Metals, Ltd.	2,000	20,774
Hitachi, Ltd.	59,000	416,514
Honda Motor Co., Ltd.	21,200	622,893
Hoshizaki Corporation	600	60,751
Hoya Corporation	4,400	250,333
Hulic Co., Ltd.	5,100	54,494
Idemitsu Kosan Co., Ltd.	1,800	64,219
IHI Corporation	1,500	52,296
Iida Group Holdings Co., Ltd.Δ	2,500	48,255
Inpex Corporation	10,400	107,978
Isetan Mitsukoshi Holdings, Ltd.	3,600	45,002
Isuzu Motors, Ltd.	6,100	81,074
ITOCHU Corporation	21,800	395,281
J. Front Retailing Co., Ltd.	3,400	51,807
Japan Airlines Co., Ltd.	1,200	42,574
Japan Airport Terminal Co., Ltd.	400	18,751
Japan Exchange Group, Inc.	6,600	122,742
Japan Post Bank Co., Ltd.	3,800	44,276
Japan Post Holdings Co., Ltd.	17,600	192,827
Japan Prime Realty Investment Corporation REIT	9	32,719
Japan Real Estate Investment Corporation REIT	13	68,807
Japan Retail Fund Investment Corporation REIT	40	72,113
JFE Holdings, Inc.	6,600	124,948
JGC CorporationΔ	2,000	40,338
JSR Corporation	2,200	37,476
JTEKT Corporation	2,600	35,413
JXTG Holdings, Inc.	37,250	259,133
Kajima Corporation	10,000	77,496
Kakaku.com, Inc.	1,200	27,118
Kamigumi Co., Ltd.	1,000	20,801
Kaneka Corporation	3,000	26,907
Kansai Electric Power Co., Inc. (The)	8,700	126,986
Kansai Paint Co., Ltd.	2,000	41,584
Kao Corporation	6,000	457,933
Kawasaki Heavy Industries, Ltd.	1,500	44,235
KDDI Corporation	22,100	605,023
Keihan Holdings Co., Ltd.	400	14,361

See Notes to Financial Statements.

195

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Keikyu Corporation	3,000	$49,207
Keio Corporation	1,400	67,778
Keisei Electric Railway Co., Ltd.	1,500	51,551
Keyence Corporation	1,200	678,065
Kikkoman Corporation	3,600	181,764
Kintetsu Group Holdings Co., Ltd.	1,900	77,569
Kobayashi Pharmaceutical Co., Ltd.	2,300	198,808
Kobe Steel, Ltd.	3,500	32,055
Koito Manufacturing Co., Ltd.	1,200	79,339
Komatsu, Ltd.	10,800	309,031
Konami Holdings Corporation	1,100	56,036
Konica Minolta, Inc.	4,700	43,682
Kose CorporationΔ	400	86,239
Kubota Corporation	12,500	196,789
Kuraray Co., Ltd.	3,800	52,376
KuritaWater Industries, Ltd.	900	25,688
Kyocera Corporation	3,600	203,127
Kyowa Hakko Kirin Co., Ltd.	3,000	60,507
Kyushu Electric Power Co., Inc.	6,800	75,914
Kyushu Railway Co.	1,100	33,681
Lawson, Inc.	600	37,502
LINE Corporation*	500	20,842
Lion CorporationΔ	3,300	60,507
LIXIL Group Corporation	2,600	52,040
M3, Inc.Δ	3,000	119,631
Mabuchi Motor Co., Ltd.	400	19,040
Makita Corporation	2,500	112,112
Marubeni Corporation	19,900	151,899
Marui Group Co., Ltd.	3,000	63,243
Maruichi Steel Tube, Ltd.	400	13,566
Mazda Motor Corporation	6,600	81,073
McDonald’s Holdings Co. Japan, Ltd.	800	40,826
Medipal Holdings Corporation	2,200	44,272
MEIJI Holdings Co., Ltd.	2,300	194,030
Minebea Mitsumi, Inc.	4,000	67,705
MISUMI Group, Inc.	2,800	81,687
Mitsubishi Chemical Holdings Corporation	17,100	143,238
Mitsubishi Corporation	18,800	522,661
Mitsubishi Electric Corporation	23,200	308,977
Mitsubishi Estate Co., Ltd.	16,000	279,926
Mitsubishi Gas Chemical Co., Inc.	2,000	45,342
Mitsubishi Heavy Industries, Ltd.	3,400	123,790
Mitsubishi Materials Corporation	1,200	33,004
Mitsubishi Motors Corporation	8,400	66,994
Mitsubishi Tanabe Pharma Corporation	3,000	51,863
Mitsubishi UFJ Financial Group, Inc.	154,000	877,834
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,000	24,604
Mitsui & Co., Ltd.	23,600	393,813
Mitsui Chemicals, Inc.	2,200	58,619
Mitsui Fudosan Co., Ltd.	11,000	265,673
Mitsui OSK Lines, Ltd.Δ	1,300	31,327
Mizuho Financial Group, Inc.	295,300	497,434
MS&AD Insurance Group Holdings, Inc.	5,400	167,977
Murata Manufacturing Co., Ltd.	2,200	369,995

	Shares	Value
Nabtesco Corporation	1,000	$30,800
Nagoya Railroad Co., Ltd.	1,600	41,331
NEC Corporation	2,900	79,628
Nexon Co., Ltd.*	4,400	63,944
NGK Insulators, Ltd.	3,000	53,462
NGK Spark Plug Co., Ltd.	1,900	54,229
NH Foods, Ltd.	1,500	60,629
Nidec Corporation	2,900	435,465
Nikon Corporation	3,500	55,733
Nintendo Co., Ltd.	1,400	457,752
Nippon Building Fund, Inc. REIT	14	80,802
Nippon Electric Glass Co., Ltd.	600	16,692
Nippon Express Co., Ltd.	1,000	72,619
Nippon Paint Holdings Co., Ltd.Δ	1,900	81,859
Nippon Prologis REIT, Inc.	17	35,285
Nippon Steel & Sumitomo Metal Corporation	9,300	182,741
Nippon Telegraph & Telephone Corporation	8,800	400,278
Nippon Yusen KK	1,700	33,765
Nissan Chemical Industries, Ltd.	1,600	74,714
Nissan Motor Co., Ltd.	28,000	272,628
Nisshin Seifun Group, Inc.	5,500	116,493
Nissin Foods Holdings Co., Ltd.	1,600	115,757
Nitori Holdings Co., Ltd.	900	140,469
Nitto Denko Corporation	1,900	143,862
Nomura Holdings, Inc.	58,300	283,404
Nomura Real Estate Holdings, Inc.	2,000	44,402
Nomura Real Estate Master Fund, Inc. REIT	37	52,234
Nomura Research Institute, Ltd.	1,719	83,377
NSK, Ltd.	4,700	48,522
NTT Data Corporation	14,800	170,571
NTT DOCOMO, Inc.	17,400	443,585
Obayashi Corporation	7,300	76,023
Obic Co., Ltd.	700	57,978
Odakyu Electric Railway Co., Ltd.Δ	3,000	64,436
Oji Holdings Corporation	8,000	49,641
Olympus Corporation	3,200	119,948
Omron Corporation	2,100	98,063
Ono Pharmaceutical Co., Ltd.	6,400	150,122
Oracle Corporation	700	57,219
Oriental Land Co., Ltd.	2,900	304,498
ORIX Corporation	20,300	321,236
Osaka Gas Co., Ltd.Δ	4,600	95,249
Otsuka Corporation	1,400	54,943
Otsuka Holdings Co., Ltd.	5,500	266,468
Panasonic Corporation	25,700	346,682
Park24 Co., Ltd.	800	21,786
Persol Holdings Co., Ltd.	2,100	46,869
Pola Orbis Holdings, Inc.	1,400	61,645
Rakuten, Inc.	11,300	76,487
Recruit Holdings Co., Ltd.	12,800	354,467
Renesas Electronics Corporation*	15,500	152,039
Resona Holdings, Inc.	23,900	127,924
Ricoh Co., Ltd.	7,700	70,661
Rohm Co., Ltd.	1,100	92,399

See Notes to Financial Statements.

196

	Shares	Value
Ryohin Keikaku Co., Ltd.	300	$105,677
Santen Pharmaceutical Co., Ltd.	4,300	74,997
SBI Holdings, Inc.	2,400	61,867
Secom Co., Ltd.	2,700	207,460
Seibu Holdings, Inc.	2,300	38,806
Seiko Epson Corporation	3,000	52,188
Sekisui Chemical Co., Ltd.	5,400	92,085
Sekisui House, Ltd.	6,900	122,151
Seven & i Holdings Co., Ltd.	9,300	405,801
Seven Bank, Ltd.	4,800	14,697
Sharp CorporationΔ	1,400	34,142
Shimadzu Corporation	3,000	90,774
Shimamura Co., Ltd.	200	17,613
Shimano, Inc.	900	132,177
Shimizu Corporation	6,000	62,268
Shin-Etsu Chemical Co., Ltd.	4,700	419,122
Shinsei Bank, Ltd.	400	6,164
Shionogi & Co., Ltd.	4,400	226,170
Shiseido Co., Ltd.	4,600	365,540
Shizuoka Bank, Ltd. (The)Δ	5,000	45,206
SMC Corporation	700	256,885
SoftBank Group Corporation	10,700	770,547
Sohgo Security Services Co., Ltd.	600	28,289
Sompo Holdings, Inc.	4,400	178,043
Sony Corporation	15,500	792,955
Sony Financial Holdings, Inc.	2,000	38,224
Stanley Electric Co., Ltd.	1,300	44,384
Start Today Co., Ltd.	2,600	94,287
Subaru Corporation	7,800	227,205
SUMCO Corporation	2,800	56,574
Sumitomo Chemical Co., Ltd.	19,000	107,772
Sumitomo Corporation	15,400	253,154
Sumitomo Dainippon Pharma Co., Ltd.	3,000	63,542
Sumitomo Electric Industries, Ltd.	8,800	131,148
Sumitomo Metal Mining Co., Ltd.	2,500	95,696
Sumitomo Mitsui Financial Group, Inc.	17,800	692,289
Sumitomo Mitsui Trust Holdings, Inc.	4,300	170,617
Sumitomo Realty & Development Co., Ltd.	5,000	184,663
Sumitomo Rubber Industries, Inc.	2,100	33,383
Sundrug Co., Ltd.	800	32,444
Suntory Beverage & Food, Ltd.	5,200	222,156
Suruga Bank, Ltd.	1,500	13,426
Suzuken Co., Ltd.Δ	900	38,125
Suzuki Motor Corporation	3,900	215,510
Sysmex Corporation	1,700	158,768
T&D Holdings, Inc.	6,200	93,211
Taiheiyo Cement Corporation	1,200	39,507
Taisei Corporation	2,500	137,967
Taisho Pharmaceutical Holdings Co., Ltd.	300	35,144
Taiyo Nippon Sanso Corporation	1,200	17,212
Takashimaya Co., Ltd.	3,000	25,688
Takeda Pharmaceutical Co., Ltd.	10,300	435,202
TDK Corporation	1,600	163,591
Teijin, Ltd.	2,600	47,719

	Shares	Value
Terumo Corporation	3,600	$206,476
THK Co., Ltd.	1,000	28,677
Tobu Railway Co., Ltd.	2,000	61,238
Toho Co., Ltd.	1,600	53,687
Toho Gas Co., Ltd.	300	10,392
Tohoku Electric Power Co., Inc.	5,500	67,213
Tokio Marine Holdings, Inc.	8,400	393,995
Tokyo Century Corporation	2,400	136,133
Tokyo Electric Power Co. Holdings, Inc.*	16,800	78,298
Tokyo Electron, Ltd.	2,000	343,585
Tokyo Gas Co., Ltd.	4,700	124,828
Tokyo Tatemono Co., Ltd.	2,300	31,597
Tokyu Corporation	7,000	120,634
Tokyu Fudosan Holdings Corporation	5,600	39,554
Toppan Printing Co., Ltd.	5,000	39,200
Toray Industries, Inc.	17,000	134,200
Toshiba Corporation*	78,000	234,602
Tosoh Corporation	3,500	54,279
TOTO, Ltd.	2,000	92,851
Toyo Seikan Group Holdings, Ltd.	2,300	40,426
Toyo Suisan Kaisha, Ltd.	2,700	96,206
Toyoda Gosei Co., Ltd.	500	12,686
Toyota Industries Corporation	2,100	117,789
Toyota Motor Corporation	29,816	1,930,910
Toyota Tsusho Corporation	2,500	83,774
Trend Micro, Inc.	1,500	85,625
Tsuruha Holdings, Inc.	400	50,183
Unicharm Corporation	6,800	204,709
United Urban Investment Corporation REIT	28	43,474
USS Co., Ltd.	2,200	41,888
West Japan Railway Co.	1,900	140,104
Yahoo Japan CorporationΔ	17,200	57,170
Yakult Honsha Co., Ltd.	1,500	100,257
Yamada Denki Co., Ltd.	7,600	37,823
Yamaguchi Financial Group, Inc.	2,000	22,544
Yamaha Corporation	1,800	93,646
Yamaha Motor Co., Ltd.	3,100	78,008
Yamato Holdings Co., Ltd.	4,400	129,717
Yamazaki Baking Co., Ltd.	4,200	110,012
Yaskawa Electric Corporation	3,100	109,619
Yokogawa Electric Corporation	2,500	44,529
Yokohama Rubber Co., Ltd. (The)	1,000	20,801

		42,805,590

Jersey — 1.3%
Experian PLC	16,169	400,000
Ferguson PLC	3,649	296,170
Glencore PLC*	147,035	702,459
Randgold Resources, Ltd.	1,270	97,548
Shire PLC	11,828	665,767
WPP PLC	19,560	307,965

		2,469,909

Netherlands — 4.6%
ABN AMRO Group NV CVA 144A	4,659	120,894
Aegon NVΔ	22,563	135,329

See Notes to Financial Statements.

197

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
AerCap Holdings NV*	3,614	$195,698
Airbus SE	7,178	840,426
Akzo Nobel NVΔ	3,052	261,322
ArcelorMittal	7,722	226,436
ASML Holding NV	5,765	1,142,483
BoskalisWestminsterΔ	42	1,224
CNH Industrial NV	11,766	124,982
EXOR NV	1,420	95,683
Ferrari NV	1,448	196,999
Fiat Chrysler Automobiles NV*	12,552	239,427
ING Groep NV	50,189	722,553
Koninklijke Ahold Delhaize NV	21,191	507,434
Koninklijke DSM NV	2,242	225,480
Koninklijke KPN NV	40,973	111,486
Koninklijke Philips NV	13,659	581,015
Koninklijke Vopak NVΔ	953	44,038
NN Group NV	4,139	168,400
NXP Semiconductor NV*	4,478	489,311
QIAGEN NV*	4,650	169,424
Randstad NV	1,696	99,861
RELX NV	15,283	325,984
STMicroelectronics NVΔ	7,951	177,440
Unilever NV CVA	22,025	1,229,068
Wolters Kluwer NV	4,696	264,657

		8,697,054

New Zealand — 0.2%
a2 Milk Co., Ltd.*	20,556	159,553
Auckland International Airport, Ltd.	10,999	50,508
Fisher & Paykel Healthcare Corporation, Ltd.	6,808	68,659
Fletcher Building, Ltd.	7,398	34,824
Meridian Energy, Ltd.	12,874	27,205
Ryman Healthcare, Ltd.	6,330	51,319
Spark New Zealand, Ltd.	18,489	46,709

		438,777

Norway — 0.9%
DNB ASA	16,685	326,351
Equinor ASA	16,350	434,429
Gjensidige Forsikring ASAΔ	1,151	18,881
Marine Harvest ASA	9,096	181,153
Norsk Hydro ASA	13,545	81,143
Orkla ASA	23,401	205,152
Schibsted ASA, B SharesΔ	1,488	42,022
Telenor ASA	10,261	210,591
Yara International ASA	2,045	84,870

		1,584,592

Papua New Guinea — 0.1%
Oil Search, Ltd.	15,218	100,233

Portugal — 0.1%
EDP - Energias de Portugal SA	30,694	121,871
Galp Energia SGPS SA	5,042	96,182
Jeronimo Martins SGPS SA	2,628	37,963

		256,016

	Shares	Value
Singapore — 1.6%
Ascendas Real Estate Investment Trust	32,500	$62,973
CapitaLand Commercial Trust REIT	41,879	51,023
CapitaLand Mall Trust REIT	36,600	55,605
CapitaLand, Ltd.	42,200	97,873
City Developments, Ltd.	5,900	47,330
ComfortDelGro Corporation, Ltd.	29,600	51,053
Dairy Farm International Holdings, Ltd.	17,300	152,067
DBS Group Holdings, Ltd.	21,612	422,088
Golden Agri-Resources, Ltd.	115,400	25,833
Hongkong Land Holdings, Ltd.	16,600	118,690
Jardine Cycle & Carriage, Ltd.	1,111	25,947
Jardine Matheson Holdings, Ltd.	2,600	164,060
Jardine Strategic Holdings, Ltd.	2,500	91,200
Keppel Corporation, Ltd.	17,700	92,884
Oversea-Chinese Banking Corporation, Ltd.	37,462	320,042
SATS, Ltd.	9,200	33,762
Singapore Airlines, Ltd.	5,600	43,937
Singapore Exchange, Ltd.	7,800	41,047
Singapore Press Holdings, Ltd.Δ	18,400	35,112
Singapore Technologies Engineering, Ltd.	16,100	38,876
Singapore Telecommunications, Ltd.	112,100	253,408
Suntec Real Estate Investment Trust	26,900	34,156
United Overseas Bank, Ltd.	15,359	301,656
UOL Group, Ltd.	7,561	42,286
Venture Corporation, Ltd.	5,600	73,324
Wilmar International, Ltd.	100,200	225,036
Yangzijiang Shipbuilding Holdings, Ltd.	35,300	23,447

		2,924,715

Spain — 3.2%
ACS Actividades de Construccion y Servicios SA	3,313	134,252
Aena SME SA 144A	1,711	310,705
Amadeus IT Group SA	6,116	482,817
Banco Bilbao Vizcaya Argentaria SA	85,233	604,576
Banco de Sabadell SA	55,869	93,658
Banco Santander SA	203,829	1,093,041
Bankia SAΔ	11,453	42,893
Bankinter SA	2,364	23,030
CaixaBank SA	40,595	175,690
Enagas SA	3,584	104,802
Endesa SAΔ	3,605	79,546
Ferrovial SA	6,162	126,469
Gas Natural SDG SA	5,818	154,094
Grifols SA	5,932	178,588
Iberdrola SA	75,352	582,886
Industria de Diseno Textil SA	14,320	489,312
International Consolidated Airlines Group SA	24,657	216,592
Mapfre SAΔ	10,729	32,388
Red Electrica Corporation SA	6,258	127,453

See Notes to Financial Statements.

198

	Shares	Value
Repsol SA	17,667	$345,888
Siemens Gamesa Renewable Energy SAΔ	2,932	39,393
Telefonica SA	63,352	538,518

		5,976,591

Sweden — 2.5%
Alfa Laval AB	2,935	69,666
Assa Abloy AB Class B	13,371	284,983
Atlas Copco AB, A Shares	8,156	237,484
Atlas Copco AB, B Shares	5,681	148,831
Boliden AB	2,787	90,424
Electrolux AB, Series B	4,581	104,337
Epiroc AB Class A*	8,156	85,587
Epiroc AB Class B*	5,681	52,010
Essity AB	17,048	421,025
Hennes & Mauritz AB, B SharesΔ	11,084	165,207
Hexagon AB, B Shares	2,571	143,380
ICA Gruppen ABΔ	628	19,261
Industrivarden AB, C Shares	527	10,220
Investor AB, B Shares	10,701	435,961
Kinnevik AB Class B	2,697	92,412
L E Lundbergforetagen AB, B Shares	660	20,279
Lundin Petroleum AB	2,436	77,703
Millicom International Cellular SA SDR	1,082	63,905
Nordea Bank AB	36,242	349,118
Sandvik AB	14,112	250,516
Securitas AB, B Shares	4,765	78,444
Skandinaviska Enskilda Banken AB Class A	18,567	176,533
Skanska AB, B Shares	3,302	60,018
SKF AB, B Shares	3,875	72,120
Svenska Handelsbanken AB, A Shares	17,553	195,113
Swedbank AB, A Shares	10,095	216,174
Tele2 AB, B Shares	3,418	40,184
Telefonaktiebolaget LM Ericsson, B Shares	35,949	277,983
Telia Co. AB	33,087	151,310
Volvo AB, B Shares	20,375	325,754

		4,715,942

Switzerland — 7.9%
ABB, Ltd.	22,627	496,044
Adecco Group AG	1,636	97,073
Baloise Holding AG	1,016	148,045
Barry Callebaut AG	10	17,974
Chocoladefabriken Lindt & Spruengli AG	32	207,776
Cie Financiere Richemont SA	7,743	657,721
Clariant AG*	2,778	66,820
Coca-Cola HBC AG*	8,487	283,490
Credit Suisse Group AG*	31,717	478,814
Dufry AGΔ*	1,201	153,293
EMS-Chemie Holding AG	12	7,713
Geberit AG	466	200,414
Givaudan SA	83	188,747
Julius Baer Group, Ltd.*	2,414	142,066
LafargeHolcim, Ltd.*	6,605	322,172

	Shares	Value
Lonza Group AG*	1,061	$282,312
Nestle SA	41,483	3,221,289
Novartis AG	31,144	2,367,485
Pargesa Holding SA	251	21,316
Partners Group Holding AG	122	89,624
Roche Holding AG	9,536	2,123,765
Schindler Holding AG	1,136	245,026
SGS SA	61	162,741
Sika AG	2,220	308,016
Sonova Holding AG	524	94,106
Straumann Holding AG	116	88,438
Swatch Group AG (The)	3,651	318,842
Swiss Life Holding AG*	126	43,896
Swiss Prime Site AG*	335	30,834
Swiss Re AG	3,720	321,927
Swisscom AG	433	193,785
Temenos AG*	1,023	154,953
UBS Group AG*	49,666	768,587
Vifor Pharma AG	732	117,269
Zurich Insurance Group AG	1,706	506,649

		14,929,022

United Kingdom — 15.5%
3i Group PLC	11,550	137,279
Admiral Group PLC	2,653	66,787
Anglo American PLC	14,314	320,163
Antofagasta PLC	4,327	56,535
Ashtead Group PLC	5,481	164,419
Associated British Foods PLC	6,840	247,162
AstraZeneca PLC	19,375	1,343,200
Auto Trader Group PLC 144A	14,494	81,468
Aviva PLC	53,312	354,607
Babcock International Group PLC	4,474	48,288
BAE Systems PLC	48,502	414,020
Barclays PLC	205,713	513,116
Barratt Developments PLC	5,701	38,778
Berkeley Group Holdings PLC	1,312	65,538
BHP Billiton PLC	25,662	577,778
BP PLC	250,120	1,908,945
British Land Co. PLC (The) REIT	16,514	146,502
BT Group PLC	115,818	332,909
Bunzl PLC	5,323	161,224
Burberry Group PLC	5,023	143,189
Carnival PLC	3,039	174,346
Centrica PLC	79,677	165,775
Coca-Cola European Partners PLC	6,877	279,481
Compass Group PLC	23,000	491,284
ConvaTec Group PLC 144A	23,376	65,526
Croda International PLC	1,285	81,436
Direct Line Insurance Group PLC	17,390	78,697
easyJet PLC	1,707	37,690
Fresnillo PLC	3,206	48,383
G4S PLC	14,238	50,302
GlaxoSmithKline PLC	73,230	1,478,480
Hammerson PLC REIT	9,324	64,308
Hargreaves Lansdown PLC	3,813	99,210
HSBC Holdings PLC	263,192	2,468,600

See Notes to Financial Statements.

199

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Informa PLC	15,880	$174,996
InterContinental Hotels Group PLC	3,300	205,564
Intertek Group PLC	2,227	167,998
Investec PLC	10,376	73,672
ITV PLC	47,151	108,276
J Sainsbury PLC	40,758	172,775
John Wood Group PLC	11,264	93,327
Johnson Matthey PLC	2,874	137,267
Kingfisher PLC	39,382	154,364
Land Securities Group PLC REIT	8,412	106,233
Legal & General Group PLC	74,727	262,332
Lloyds Banking Group PLC	870,342	724,214
London Stock Exchange Group PLC	5,129	302,642
Marks & Spencer Group PLCΔ	28,015	109,107
Mediclinic International PLC	7,116	49,455
Meggitt PLC	2,379	15,488
Melrose Industries PLC	59,741	167,699
Merlin Entertainments PLC 144A	10,663	54,418
Micro Focus International PLC	6,029	105,308
Mondi PLC	5,463	147,873
National Grid PLC	48,159	532,869
Next PLC	1,784	142,443
NMC Health PLC	3,000	141,820
Pearson PLC	12,528	146,324
Persimmon PLC	2,646	88,454
Prudential PLC	34,802	796,655
Reckitt Benckiser Group PLC	10,079	829,897
RELX PLC	15,143	324,256
Rio Tinto PLC	15,875	880,153
Rolls-Royce Holdings PLC*	1,170,864	213,609
Royal Bank of Scotland Group PLC*	59,422	200,839
Royal Dutch Shell PLC, A Shares	46,940	1,628,641
Royal Dutch Shell PLC, B Shares	62,521	2,238,966
Royal Mail PLC	9,538	63,619
RSA Insurance Group PLC	18,313	164,201
Sage Group PLC (The)	16,801	139,380
Schroders PLC	1,895	78,979
Segro PLC REIT	8,174	72,212
Severn Trent PLC	2,767	72,286
Sky PLC	13,562	261,586
Smith & Nephew PLC	17,235	317,988
Smiths Group PLC	6,916	154,983
SSE PLC	17,559	314,001
St. James’s Place PLC	4,906	74,297
Standard Chartered PLC	38,480	351,730
Standard Life Aberdeen PLC	37,077	159,373
Taylor Wimpey PLC	35,050	82,754
Tesco PLC	118,109	400,130
Travis Perkins PLC	1,670	31,352
Unilever PLC	18,385	1,017,130
United Utilities Group PLC	8,812	88,757

	Shares	Value
Vodafone Group PLC	332,910	$807,628
Weir Group PLC (The)	3,401	89,769
Whitbread PLC	1,870	97,705
WM Morrison Supermarkets PLCΔ	47,098	156,637

		29,199,856

Total Foreign Common Stocks (Cost $169,041,779)		179,432,793

FOREIGN PREFERRED STOCKS — 0.5%
Germany — 0.5%
Henkel AG & Co KGaA
1.65%, 04/10/18	5,479	700,622
Porsche Automobil Holding SE
3.19%, 05/16/18	1,662	105,894
Sartorius AG
0.39%, 04/06/18	648	96,938
Schaeffler AG
4.92%, 04/23/18	1,753	22,826

		926,280

Total Foreign Preferred Stocks (Cost $921,501)		926,280

RIGHTS — 0.0%
ACS Actividades de Construccion y Servicios SA*	3,313	3,412
Intesa Sanpaolo SpA*	185,751	—
Repsol SAΔ*	17,667	10,029

Total Rights (Cost $13,569)		13,441

MONEY MARKET FUNDS — 3.6%
GuideStone Money Market Fund (Institutional Class)¥	5,846,389	5,846,389
Northern Institutional Liquid Assets Portfolio§	844,414	844,414
Northern Institutional U.S. Government Portfolio	20,027	20,027

Total Money Market Funds (Cost $6,710,830)		6,710,830

See Notes to Financial Statements.

200

	Par	Value
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
2.09%, 12/06/18Ω‡‡
(Cost $396,356)	$400,000	$396,468

TOTAL INVESTMENTS — 99.6% (Cost $177,084,035)		187,479,812
Other Assets in Excess of Liabilities — 0.4%		753,240

NET ASSETS — 100.0%		$188,233,052

PORTFOLIO SUMMARY (based on net assets)

	%
Financials	19.4
Industrials	13.9
Consumer Discretionary	11.2
Health Care	10.2
Consumer Staples	9.6
Materials	7.8
Information Technology	6.7
Energy	6.0
Telecommunication Services	3.8
Real Estate	3.7
Money Market Funds	3.6
Utilities	3.5
U.S. Treasury Obligation	0.2
Rights	—	**

	99.6

**	Rounds to less than 0.005%

Futures Contracts outstanding at June 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	09/2018	75	$7,332,750	GSC	$(222,723)

See Notes to Financial Statements.

201

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks
Australia	$12,512,299	$12,512,299	$—	$—
Austria	391,419	391,419	—	—
Belgium	1,320,277	1,320,277	—	—
Denmark	2,482,481	2,482,481	—	—
Finland	2,068,568	2,068,568	—	—
France	19,079,568	18,762,716	316,852	—
Germany	15,964,313	15,964,313	—	—
Hong Kong	6,095,978	6,095,978	—	—
Ireland	1,065,979	1,065,979	—	—
Israel	812,998	203,272	609,726	—
Italy	3,540,616	3,540,616	—	—
Japan	42,805,590	42,805,590	—	—
Jersey	2,469,909	2,469,909	—	—
Netherlands	8,697,054	8,697,054	—	—
New Zealand	438,777	438,777	—	—
Norway	1,584,592	1,584,592	—	—
Papua New Guinea	100,233	100,233	—	—
Portugal	256,016	256,016	—	—
Singapore	2,924,715	2,924,715	—	—
Spain	5,976,591	5,976,591	—	—
Sweden	4,715,942	4,715,942	—	—
Switzerland	14,929,022	14,929,022	—	—
United Kingdom	29,199,856	29,198,332	1,524	—
Foreign Preferred Stocks
Germany	926,280	926,280	—	—
Rights	13,441	13,441	—	—
Money Market Funds	6,710,830	6,710,830	—	—
U.S. Treasury Obligation	396,468	—	396,468	—

Total Assets — Investments in Securities	$187,479,812	$186,155,242	$1,324,570	$—

Liaibilities:
Other Financial Instruments***
Futures Contracts	$(222,723)	$(222,723)	$—	$—

Total Liabilities — Other Financial Instruments	$(222,723)	$(222,723)	$—	$—

***

Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

Management has determined that the amount of transfers between Level 1 and Level 2 compared to total net assets is not material; therefore, the amount of transfers between Level 1 and Level 2 is not shown for the six-month period ended June 30, 2018.

There were no transfers between Level 2 and Level 3 during the six-month period ended June 30, 2018.

See Notes to Financial Statements.

202

INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS	June 30, 2018	(Unaudited)

	Shares	Value
COMMON STOCKS — 2.1%
Consumer Discretionary — 1.3%
Amazon.com, Inc.*	3,082	$5,238,784
Tesla, Inc.Δ*	16,342	5,604,489
Yum China Holdings, Inc.	258,614	9,946,294

		20,789,567

Health Care — 0.4%
Illumina, Inc.*	23,511	6,566,387

Information Technology — 0.4%
MercadoLibre, Inc.Δ	12,996	3,884,894
NVIDIA Corporation	6,881	1,630,109

		5,515,003

Real Estate — 0.0%
Unibail-Rodamco-Westfield REIT*	14,706	508,404

Total Common Stocks (Cost $19,298,553)		33,379,361

FOREIGN COMMON STOCKS — 96.4%
Australia — 2.5%
AGL Energy, Ltd.	16,115	268,094
Alumina, Ltd.	181,623	376,348
AMP, Ltd.	1,187,640	3,128,930
Ansell, Ltd.	29,008	583,698
ASX, Ltd.	2,303	109,742
Aurizon Holdings, Ltd.	366,051	1,172,980
Australia & New Zealand Banking Group, Ltd.	97,858	2,045,136
Bank of Queensland, Ltd.	21,677	163,469
BHP Billiton, Ltd.	58,894	1,477,951
BlueScope Steel, Ltd.	86,079	1,099,510
Caltex Australia, Ltd.	60,481	1,456,457
CIMIC Group, Ltd.	56,211	1,759,636
Cochlear, Ltd.	625	92,585
Commonwealth Bank of Australia	7,530	406,074
Dexus REIT	12,849	92,331
Flight Centre Travel Group, Ltd.	5,498	258,979
Fortescue Metals Group, Ltd.	112,688	366,103
Goodman Group REIT	30,218	215,130
GPT Group (The) REITy†††*	88,253	93,822
Lend Lease Group	282,524	4,141,912
Macquarie Group, Ltd.	1,846	168,922
Mirvac Group REIT	53,620	86,109
Newcrest Mining, Ltd.	110,280	1,779,157
Orica, Ltd.	292,298	3,839,594
Origin Energy, Ltd.*	147,021	1,091,293
Qantas Airways, Ltd.	361,243	1,646,801
QBE Insurance Group, Ltd.	875,515	6,310,789
REA Group, Ltd.	2,066	138,935
Rio Tinto, Ltd.	8,019	495,171
Santos, Ltd.*	20,394	94,631
Scentre Group REIT	93,514	303,810
South32, Ltd.	783,396	2,092,906
Stockland REIT	41,895	123,087
Suncorp Group, Ltd.	28,887	311,902
Vicinity Centres REIT	52,810	101,223
Wesfarmers, Ltd.	6,615	241,638
Westpac Banking Corporation	41,549	900,926

	Shares	Value
Woodside Petroleum, Ltd.	9,388	$246,362

		39,282,143

Austria — 0.1%
ams AG*	13,015	969,652

Belgium — 0.4%
Ageas	18,048	910,714
Bekaert SA NV	6,611	214,625
Groupe Bruxelles Lambert SA	415	43,772
KBC Group NV	13,667	1,055,297
UCB SA	24,428	1,921,009
Umicore SA	50,121	2,876,814

		7,022,231

Canada — 1.0%
Alimentation Couche-Tard, Inc. Class B	18,900	821,039
Canadian National Railway Co.Δ	117,090	9,572,108
Cenovus Energy, Inc.	115,700	1,201,312
Suncor Energy, Inc.	97,128	3,952,647

		15,547,106

China — 3.2%
Alibaba Group Holding, Ltd. ADRΔ*	68,168	12,647,209
Baidu, Inc. ADR*	44,937	10,919,691
Ctrip.com International, Ltd. ADR*	79,099	3,767,485
New Oriental Education & Technology Group, Inc. ADR	50,658	4,795,286
Ping An Insurance Group Co. of China, Ltd. Class HΔ	301,000	2,769,986
TAL Education Group ADR*	107,059	3,939,771
Tencent Holdings, Ltd.	229,900	11,539,541

		50,378,969

Denmark — 1.5%
Chr. Hansen Holding A/S	14,926	1,378,911
Coloplast A/S Class B	1,713	171,248
Danske Bank A/S	31,611	989,710
Dfds A/S	2,815	179,755
Genmab A/SΔ*	21,170	3,267,771
GN Store Nord A/S	100,678	4,588,933
H Lundbeck A/S	25,581	1,797,901
ISS A/SΔ	281,864	9,688,599
Jyske Bank A/S	6,373	349,619
Novozymes A/S, B Shares	22,952	1,164,517
Rockwool International A/S, B Shares	2,523	985,480
William Demant Holding A/S*	4,113	165,553

		24,727,997

Finland — 0.4%
Fortum OYJ	50,027	1,194,136
Neste OYJ	20,963	1,645,096
Sampo OYJ, A Shares	3,023	147,565
Stora Enso OYJ, R Shares	16,189	316,856
UPM-Kymmene OYJ	73,250	2,619,276

		5,922,929

France — 9.8%
Air Liquide SA	62,361	7,843,272
Alstom SA	1,893	87,011

See Notes to Financial Statements.

203

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Amundi SA 144A	2,287	$158,483
Atos SE	11,069	1,511,740
BNP Paribas SA	253,350	15,736,907
Bureau Veritas SA	111,388	2,973,604
Capgemini SE	12,858	1,729,794
Christian Dior SE	24,818	10,381,517
Cie de St-Gobain	187,580	8,383,270
Cie Generale des Etablissements Michelin SCA	20,662	2,516,663
CNP Assurances	12,903	293,678
Danone SA	46,415	3,407,770
Eiffage SA	1,035	112,624
Elior Group SA 144A	5,299	76,486
Engie SA	553,869	8,492,592
Essilor International Cie Generale d’Optique SA	5,545	782,882
Faurecia SA	8,237	587,924
Gecina SA REIT	674	112,791
Hermes International	1,366	835,573
Kering SA	12,291	6,941,319
Klepierre REIT	4,327	162,962
L’Oreal SA	55,559	13,722,501
Lagardere SCA	1,899	50,141
Peugeot SA	185,230	4,231,055
Publicis Groupe SAΔ	95,070	6,543,681
Renault SA	28,718	2,442,491
Safran SA	20,182	2,452,307
Sanofi	250,802	20,106,664
Schneider Electric SE	138,149	11,522,217
Societe BIC SA	954	88,458
Societe Generale SA	134,386	5,667,743
Sodexo SA	12,505	1,250,338
Sopra Steria Group	624	127,232
Teleperformance	1,657	292,772
Thales SA	14,548	1,874,753
TOTAL SA	118,830	7,245,165
Ubisoft Entertainment SA*	1,314	144,211
Valeo SA	87,061	4,760,182
Vinci SA	1,202	115,608

		155,766,381

Germany — 9.9%
adidas AG	2,146	468,515
AIXTRON SE*	60,791	788,008
Allianz SE	117,042	24,195,386
Aurubis AG	23,478	1,795,853
BASF SE	31,069	2,971,890
Bayerische Motoren Werke AG	163,512	14,823,395
Beiersdorf AG	85,533	9,712,860
Continental AG	31,170	7,118,084
Covestro AG 144A	51,291	4,577,377
Daimler AG	374,025	24,080,034
Delivery Hero AG 144A*	32,058	1,706,394
Deutsche Boerse AG	3,382	450,835
Deutsche Lufthansa AG	101,541	2,442,739
Deutsche Telekom AG*	563,822	8,737,384
Deutsche Wohnen SE	6,238	301,588

	Shares	Value
E.ON SE	116,783	$1,248,415
Evonik Industries AG	179,602	6,151,651
Fresenius SE & Co. KGaA	5,433	436,512
Hella GmbH & Co. KGaA	9,153	513,066
HOCHTIEF AG	3,444	622,591
Infineon Technologies AG	97,473	2,484,886
Linde AG	3,498	834,967
MorphoSys AG*	10,637	1,304,298
Puma SE	984	575,707
Rheinmetall AG	20,680	2,283,634
Rocket Internet SE 144A*	46,096	1,480,350
RWE AG	96,909	2,209,651
Salzgitter AG	16,842	734,603
SAP SE	157,697	18,222,489
Scout24 AG 144A	1,750	92,864
Software AG	22,453	1,046,465
Spotify Technology SA*	20,189	3,396,597
Suedzucker AG	94,755	1,509,333
Talanx AG	9,752	356,229
TUI AG	106,814	2,343,590
Uniper SE	10,120	301,835
United Internet AG	1,371	78,548
Vonovia SE	8,154	388,127
Wirecard AG	3,032	488,449
Zalando SE 144A*	82,922	4,635,554

		157,910,753

Hong Kong — 3.7%
AIA Group, Ltd.	2,304,200	20,147,359
China Mobile, Ltd.	1,094,000	9,719,053
CK Hutchison Holdings, Ltd.	1,299,500	13,780,769
CK Infrastructure Holdings, Ltd.	11,000	81,530
Hang Lung Properties, Ltd.	41,000	84,554
Henderson Land Development Co., Ltd.	160,600	849,508
Hong Kong Exchanges and Clearing, Ltd.	65,507	1,970,487
Kerry Properties, Ltd.	179,000	856,716
Li & Fung, Ltd.	2,100,000	770,878
Link REIT	41,000	374,433
New World Development Co., Ltd.	436,000	613,521
NWS Holdings, Ltd.	121,000	209,440
PCCW, Ltd.	62,000	34,929
Sino Land Co., Ltd.	814,000	1,323,881
Sun Hung Kai Properties, Ltd.	131,000	1,976,955
WH Group, Ltd. 144A	4,575,500	3,726,604
Wharf Holdings, Ltd. (The)	237,000	761,242
Wheelock & Co., Ltd.	119,000	828,917
Yue Yuen Industrial Holdings, Ltd.	166,000	468,657

		58,579,433

India — 1.0%
Axis Bank, Ltd.	508,518	3,791,155
Housing Development Finance
Corporation, Ltd.	38,748	1,079,107
MakeMyTrip, Ltd.*	16,071	580,967

See Notes to Financial Statements.

204

	Shares	Value
Tata Consultancy Services, Ltd.	405,848	$10,945,131

		16,396,360

Indonesia — 0.2%
PT Bank Mandiri Persero Tbk	7,248,200	3,464,771

Ireland — 0.5%
DCC PLC	2,685	244,326
Ryanair Holdings PLC ADRΔ*	16,000	1,827,680
Willis Towers Watson PLC	44,000	6,670,400

		8,742,406

Italy — 3.3%
A2A SpA	1,804,115	3,128,665
Autogrill SpA	81,387	1,010,315
BPER Banca	59,955	329,563
Enel SpA	2,861,704	15,897,409
Eni SpA	1,115,141	20,713,774
Intesa Sanpaolo SpA†††	3,777,664	10,969,334
Luxottica Group SpA	2,977	192,114
Moncler SpA	5,610	255,503
UniCredit SpA	31,875	532,149

		53,028,826

Japan — 15.2%
Advantest Corporation	7,100	148,009
Alfresa Holdings Corporation	14,600	343,522
Alps Electric Co., Ltd.	13,600	349,597
Amada Holdings Co., Ltd.	25,700	247,216
ANA Holdings, Inc.	4,800	176,410
Asahi Intecc Co., Ltd.	13,100	495,768
Asahi Kasei Corporation	18,800	239,086
Astellas Pharma, Inc.	99,300	1,514,860
Bandai Namco Holdings, Inc.	63,500	2,621,099
Brother Industries, Ltd.	55,400	1,094,840
Canon Marketing Japan, Inc.	4,700	97,978
Canon, Inc.	70,550	2,313,752
Citizen Holdings Co., Ltd.	13,400	88,111
Coca-Cola Bottlers Japan Holdings, Inc.	6,500	259,789
Daicel Corporation	40,300	446,261
Daifuku Co., Ltd.	9,200	403,432
Daikin Industries, Ltd.	86,300	10,343,684
Daito Trust Construction Co., Ltd.	1,000	162,670
Daiwa House Industry Co., Ltd.	9,100	310,361
Denso Corporation	141,200	6,902,176
Don Quijote Holdings Co., Ltd.	24,600	1,182,062
Fast Retailing Co., Ltd.	1,200	551,795
Fuji Electric Co., Ltd.	52,000	396,405
FUJIFILM Holdings Corporation	211,700	8,271,817
Fujitsu, Ltd.	183,000	1,110,413
Haseko Corporation	160,900	2,224,973
Hitachi Construction Machinery Co., Ltd.	20,900	679,583
Hitachi High-Technologies Corporation	5,900	240,871
Hitachi, Ltd.	580,000	4,094,549
Honda Motor Co., Ltd.	484,100	14,223,703
Hoya Corporation	187,400	10,661,903
Idemitsu Kosan Co., Ltd.	8,900	317,527

	Shares	Value
Isuzu Motors, Ltd.	244,800	$3,253,608
ITOCHU Corporation	44,000	797,814
Itochu Techno-Solutions Corporation	7,700	133,115
Japan Airlines Co., Ltd.	48,000	1,702,967
Japan Real Estate Investment Corporation REIT	18	95,272
Japan Retail Fund Investment Corporation REIT	50	90,141
JFE Holdings, Inc.	10,800	204,460
JXTG Holdings, Inc.	348,000	2,420,897
Kajima Corporation	125,000	968,703
Kamigumi Co., Ltd.	13,500	280,816
Kao Corporation	1,900	145,012
Keyence Corporation	300	169,516
Konami Holdings Corporation	5,500	280,179
Kose Corporation	2,100	452,757
KuritaWater Industries, Ltd.	3,200	91,334
Kyocera Corporation	10,900	615,023
Kyowa Hakko Kirin Co., Ltd.	27,600	556,662
Kyushu Railway Co.	134,200	4,109,091
M3, Inc.Δ	122,500	4,884,952
Marubeni Corporation	16,300	124,420
Matsumotokiyoshi Holdings Co., Ltd.	32,400	1,455,900
McDonald’s Holdings Co. Japan, Ltd.	1,900	96,961
Mebuki Financial Group, Inc.	143,500	482,157
Minebea Mitsumi, Inc.	47,900	810,772
Mitsubishi Corporation	54,500	1,515,160
Mitsubishi Electric Corporation	491,200	6,541,791
Mitsubishi Estate Co., Ltd.	22,000	384,898
Mitsubishi Gas Chemical Co., Inc.	46,700	1,058,727
Mitsubishi UFJ Financial Group, Inc.	141,700	807,721
Mitsui & Co., Ltd.	25,100	418,843
Mitsui Fudosan Co., Ltd.	16,000	386,434
Mixi, Inc.	10,600	268,459
Mizuho Financial Group, Inc.	125,500	211,405
MS&AD Insurance Group Holdings, Inc.	30,200	939,428
Nexon Co., Ltd.*	144,700	2,102,897
NHK Spring Co., Ltd.	37,700	355,496
Nidec Corporation	21,500	3,228,447
Nikon Corporation	27,600	439,496
Nintendo Co., Ltd.	6,000	1,961,794
Nippon Building Fund, Inc. REIT	16	92,345
Nippon Electric Glass Co., Ltd.	6,500	180,825
Nippon Express Co., Ltd.	27,800	2,018,805
Nippon Telegraph & Telephone Corporation	35,400	1,610,210
Nitto Denko Corporation	11,100	840,458
Nomura Research Institute, Ltd.	2,600	126,108
NTT DOCOMO, Inc.	27,200	693,420
Obayashi Corporation	67,700	705,036
Obic Co., Ltd.	1,500	124,238
Olympus Corporation	317,200	11,889,807
Omron Corporation	17,600	821,858
Oriental Land Co., Ltd.	22,400	2,351,985
ORIX Corporation	95,700	1,514,396
Otsuka Corporation	9,100	357,129
Otsuka Holdings Co., Ltd.	52,000	2,519,333

See Notes to Financial Statements.

205

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Panasonic Corporation	29,700	$400,641
Pigeon Corporation	29,400	1,431,296
Pola Orbis Holdings, Inc.	9,000	396,288
Recruit Holdings Co., Ltd.	21,200	587,086
Resona Holdings, Inc.	199,400	1,067,285
Rohm Co., Ltd.	12,300	1,033,193
Ryohin Keikaku Co., Ltd.	1,400	493,158
SBI Holdings, Inc.	50,200	1,294,050
SCSK Corporation	2,000	93,032
Secom Co., Ltd.	150,400	11,556,273
Sekisui Chemical Co., Ltd.	401,300	6,843,286
Shimadzu Corporation	28,300	856,298
Shimamura Co., Ltd.	3,500	308,224
Shimizu Corporation	51,200	531,353
Shinsei Bank, Ltd.	5,600	86,290
Shionogi & Co., Ltd.	16,000	822,436
Shiseido Co., Ltd.	30,200	2,399,852
SMC Corporation	12,000	4,403,739
SoftBank Group Corporation	71,600	5,156,183
Sojitz Corporation	296,800	1,077,664
Sony Corporation	33,600	1,718,921
Square Enix Holdings Co., Ltd.	14,900	732,114
Start Today Co., Ltd.	11,400	413,413
Subaru Corporation	4,700	136,906
SUMCO Corporation	6,700	135,374
Sumitomo Corporation	5,200	85,481
Sumitomo Dainippon Pharma Co., Ltd.	25,000	529,513
Sumitomo Electric Industries, Ltd.	518,500	7,727,273
Sumitomo Heavy Industries, Ltd.	6,400	216,195
Sumitomo Mitsui Financial Group, Inc.	10,800	420,041
Sumitomo Realty & Development Co., Ltd.	6,000	221,596
Suzuken Co., Ltd.	2,100	88,958
Sysmex Corporation	14,700	1,372,876
Taisei Corporation	32,900	1,815,644
Takeda Pharmaceutical Co., Ltd.	289,200	12,219,461
Terumo Corporation	99,900	5,729,711
THK Co., Ltd.	27,700	794,359
Tokio Marine Holdings, Inc.	209,800	9,840,504
Tokyo Electron, Ltd.	23,700	4,071,481
Toshiba Corporation*	112,000	336,865
Tosoh Corporation	93,400	1,448,474
TOTO, Ltd.	2,100	97,493
Toyota Boshoku Corporation	11,100	204,425
Toyota Motor Corporation	123,300	7,985,016
Toyota Tsusho Corporation	6,300	211,110

		242,594,531

Jersey — 2.7%
Experian PLC	486,065	12,024,624
Ferguson PLC	10,887	883,639
Glencore PLC*	1,883,503	8,998,427
IWG PLC	156,059	658,244
Randgold Resources, Ltd.	1,392	106,919

	Shares	Value
Shire PLC	18,051	$1,016,043
WPP PLC	1,272,738	20,038,775

		43,726,671

Mexico — 0.2%
Grupo Televisa SAB SA ADR	165,900	3,143,805

Netherlands — 5.2%
Aalberts Industries NV	2,575	123,351
ABN AMRO Group NV CVA 144A	29,068	754,271
Aegon NV	57,399	344,269
Airbus SE	8,281	969,570
Akzo Nobel NV	14,887	1,274,671
ArcelorMittal	39,838	1,168,188
ASM International NV	17,655	976,445
ASML Holding NV	70,859	14,042,529
ASR Nederland NV	29,729	1,214,419
CNH Industrial NV	763,347	8,108,508
EXOR NV	93,503	6,300,425
Ferrari NV	47,642	6,481,632
Fiat Chrysler Automobiles NV*	250,405	4,776,437
Gemalto NV*	3,241	188,561
ING Groep NV	762,093	10,971,577
Koninklijke Ahold Delhaize NV	549,856	13,166,708
Koninklijke DSM NV	4,444	446,937
Koninklijke Philips NV	113,501	4,828,005
NN Group NV	19,408	789,637
Randstad NV	27,156	1,598,958
RELX NV	17,182	366,490
Signify NV 144A	25,549	663,854
STMicroelectronics NV	151,348	3,381,665

		82,937,107

Nigeria — 0.0%
Afriland Properties PLCy†††*	364,373	—

Norway — 0.5%
Equinor ASA	70,724	1,879,177
Leroy Seafood Group ASA	212,884	1,434,501
Norsk Hydro ASA	153,635	920,374
Salmar ASA	41,539	1,743,298
Schibsted ASA, B SharesΔ	37,866	1,069,352
Telenor ASA	70,150	1,439,719

		8,486,421

Portugal — 0.1%
EDP—Energias de Portugal SA	96,013	381,222
Galp Energia SGPS SA	13,234	252,452
Jeronimo Martins SGPS SA	44,882	648,351

		1,282,025

Singapore — 2.6%
Ascendas Real Estate Investment Trust	2,701,300	5,234,079
CapitaLand Commercial Trust REIT	68,900	83,944
CapitaLand Mall Trust REIT	58,400	88,725
DBS Group Holdings, Ltd.	433,000	8,456,609
Jardine Matheson Holdings, Ltd.	68,800	4,341,280

See Notes to Financial Statements.

206

	Shares	Value
Oversea-Chinese Banking
Corporation, Ltd.	15,300	$130,710
Sembcorp Industries, Ltd.	14,800	29,872
Singapore Airlines, Ltd.	80,500	631,593
Singapore Exchange, Ltd.	13,600	71,568
Singapore Telecommunications, Ltd.	2,835,500	6,409,791
Suntec Real Estate Investment Trust	65,200	82,786
United Overseas Bank, Ltd.	736,058	14,456,449
UOL Group, Ltd.	14,686	82,134
Yangzijiang Shipbuilding Holdings, Ltd.	1,030,800	684,678

		40,784,218

South Africa — 0.5%
Naspers, Ltd. N Shares	30,132	7,655,186

South Korea — 0.1%
Celltrion, Inc.*	4,856	1,322,383
Samsung Electronics Co., Ltd.	12,900	539,960

		1,862,343

Spain — 3.8%
Acerinox SA	28,091	372,005
ACS Actividades de Construccion y Servicios SA	4,936	200,020
Amadeus IT Group SA	188,100	14,849,231
Banco Bilbao Vizcaya Argentaria SA	584,844	4,148,426
Banco Santander SA	816,809	4,380,169
Distribuidora Internacional de Alimentacion SAΔ	124,603	363,051
Endesa SA	56,964	1,256,944
Iberdrola SA	1,767,743	13,674,389
Industria de Diseno Textil SA	181,233	6,192,700
International Consolidated Airlines Group SA	118,164	1,035,488
Mapfre SA	356,381	1,075,830
Mediaset Espana Comunicacion SA	9,599	80,956
Melia Hotels International SA	16,181	221,841
Repsol SA	241,632	4,730,712
Telefonica SA	1,046,297	8,893,960

		61,475,722

Sweden — 3.6%
Alfa Laval AB	60,203	1,428,996
Atlas Copco AB, A Shares	93,109	2,711,120
Atlas Copco AB, B Shares	6,930	181,553
Boliden AB	84,197	2,731,755
Electrolux AB, Series B	60,293	1,373,241
Elekta AB, B Shares	87,614	1,154,264
Epiroc AB Class A*	93,109	977,064
Epiroc AB Class B*	6,930	63,445
Essity AB	5,400	133,361
Hennes & Mauritz AB, B SharesΔ	667,053	9,942,398
Investor AB, B Shares	8,150	332,033
Kinnevik AB Class B	82,721	2,834,407
Sandvik AB	71,394	1,267,384
SKF AB, B Shares	170,987	3,182,352
SSAB AB, A Shares	34,352	162,272
Svenska Handelsbanken AB, A Shares	252,504	2,806,743
Swedish Orphan Biovitrum AB*	14,465	315,648

	Shares	Value
Telefonaktiebolaget LM Ericsson, B SharesΔ	623,491	$4,821,279
Telia Co. AB	3,211,690	14,687,339
Volvo AB, B Shares	381,394	6,097,705

		57,204,359

Switzerland — 7.9%
ABB, Ltd.	558,460	12,242,923
Adecco Group AG	40,094	2,379,000
Bucher Industries AG	309	103,718
Cie Financiere Richemont SA	63,545	5,397,764
Credit Suisse Group AG*	731,775	11,047,194
GAM Holding AG*	61,951	857,042
Georg Fischer AG	735	943,335
Kuehne + Nagel International AGΔ	18,370	2,767,650
LafargeHolcim, Ltd.*	131,200	6,409,629
Nestle SA	233,122	18,102,678
Novartis AG	265,159	20,156,689
OC Oerlikon Corporation AG*	33,701	516,933
Roche Holding AG	84,277	18,769,355
Sika AG	6,000	832,475
Sonova Holding AG	3,537	635,217
Swatch Group AG (The)	827	393,416
Swiss Life Holding AG*	3,588	1,249,985
Swiss Re AG	11,071	958,078
Temenos AG*	19,412	2,940,321
UBS Group AG*	605,064	9,363,431
Zurich Insurance Group AG	33,876	10,060,519

		126,127,352

Taiwan — 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	468,000	3,323,286
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	469,846	17,177,570

		20,500,856

Turkey — 0.0%
Yapi ve Kredi Bankasi AS*	1	1

United Kingdom — 15.2%
3i Group PLC	34,312	407,821
AA PLC	104,645	171,458
Anglo American PLC	99,439	2,224,165
Antofagasta PLC	98,087	1,281,558
Ashtead Group PLC	144,508	4,334,939
Associated British Foods PLC	20,027	723,671
Barclays PLC	1,034,564	2,580,542
Barratt Developments PLC	282,313	1,920,291
BBA Aviation PLC	103,348	465,648
Bellway PLC	37,375	1,481,743
Berkeley Group Holdings PLC	6,690	334,182
BHP Billiton PLC	143,608	3,233,325
BP PLC	2,263,478	17,275,124
British Land Co. PLC (The) REIT	18,907	167,731
BT Group PLC	836,148	2,403,437
Burberry Group PLC	50,113	1,428,551
Close Brothers Group PLC	23,530	461,458
Compass Group PLC	536,049	11,450,090

See Notes to Financial Statements.

207

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Dialog Semiconductor PLCΔ*	18,339	$279,697
Dixons Carphone PLC	548,821	1,351,556
Evraz PLC	50,181	336,695
G4S PLC	3,532,278	12,479,436
GlaxoSmithKline PLC	644,791	13,018,032
Hammerson PLC REIT	15,352	105,883
Hays PLC	64,673	159,267
HSBC Holdings PLC	64,678	606,645
Inchcape PLC	91,314	940,593
Indivior PLC*	131,264	663,839
Intermediate Capital Group PLC	66,979	974,119
Investec PLC	91,531	649,893
JD Sports Fashion PLC	111,898	650,667
John Wood Group PLC	1,074,888	8,905,868
Just Eat PLC*	30,770	316,342
Kingfisher PLC	2,661,798	10,433,337
Land Securities Group PLC REIT	14,472	182,762
Liberty Global PLC Class AΔ*	78,000	2,148,120
Liberty Global PLC Class C*	173,600	4,619,496
Lloyds Banking Group PLC	32,981,303	27,443,823
London Stock Exchange Group PLC	5,849	345,126
Man Group PLC	875,307	2,040,059
Meggitt PLC	305,322	1,987,746
Melrose Industries PLC	52,440	147,205
Moneysupermarket.com Group PLC	131,350	545,877
National Grid PLC	482,423	5,337,907
Ocado Group PLC*	129,994	1,762,775
Persimmon PLC	106,894	3,573,388
Reckitt Benckiser Group PLC	16,400	1,350,363
RELX PLC	20,897	447,466
Rio Tinto PLC	72,177	4,001,688
Rolls-Royce Holdings PLC*	51,846,942	9,228,651
Royal Bank of Scotland Group PLC*	1,781,123	6,019,982
Royal Dutch Shell PLC, A Shares	91,689	3,181,263
Royal Dutch Shell PLC, B Shares	569,380	20,390,306
Royal Mail PLC	151,983	1,013,729
Schroders PLC	145,618	6,069,025
Segro PLC REIT	14,592	128,912
Sky PLC	19,585	377,758
Smith & Nephew PLC	88,894	1,640,104
Smiths Group PLC	134,596	3,016,210
Spectris PLC	2,436	83,909
SSE PLC	584,293	10,448,686
Standard Chartered PLC	94,251	861,510
Standard Life Aberdeen PLC	96,917	416,591
Tate & Lyle PLC	77,697	663,233
Taylor Wimpey PLC	593,445	1,401,143
Tesco PLC	4,880,280	16,533,405
Thomas Cook Group PLC	343,136	487,723
Unilever PLC	21,864	1,209,602

		243,323,146

Total Foreign Common Stocks
(Cost $1,449,901,403)		1,538,843,700

	Shares	Value
FOREIGN PREFERRED STOCKS — 0.3%
Germany — 0.3%
Bayerische MotorenWerke AG
5.86%, 05/18/18	9,226	$735,872
Porsche Automobil Holding SE
3.19%, 05/16/18	2,638	168,081
Sartorius AG
0.39%, 04/06/18	7,717	1,154,426
Schaeffler AG
4.92%, 04/23/18	62,992	820,217
Volkswagen AG
2.76%, 05/04/18	9,534	1,583,450

		4,462,046

Total Foreign Preferred Stocks
(Cost $4,635,960)		4,462,046

RIGHTS — 0.0%
Intesa Sanpaolo SpA*
(Cost $0)	3,777,664	—

MONEY MARKET FUNDS — 4.9%
GuideStone Money Market Fund (Investor Class)¥	70,635,416	70,635,416
Northern Institutional Liquid Assets Portfolio§	5,406,326	5,406,326
Northern Institutional U.S. Government Portfolio	1,901,632	1,901,632

Total Money Market Funds
(Cost $77,943,374)		77,943,374

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
2.09%, 12/06/18Ω‡‡
(Cost $2,873,577)	$2,900,000	2,874,390

TOTAL INVESTMENTS — 103.9%
(Cost $1,554,652,867)		1,657,502,871

	Shares
COMMON STOCKS SOLD SHORT — (0.1)%
Consumer Discretionary — (0.1)%
Altice USA, Inc. Class A
(Cost $(1,304,382))	(74,451)	(1,270,134)

FOREIGN COMMON STOCKS SOLD SHORT — (5.0)%
Australia — (0.3)%
Boral, Ltd.	(96,017)	(464,005)
Challenger, Ltd.	(97,987)	(857,856)
Healthscope, Ltd.	(235,273)	(384,792)
Magellan Financial Group, Ltd.	(62,046)	(1,069,869)
Platinum Asset Management, Ltd.	(20,016)	(85,322)
SEEK, Ltd.	(55,742)	(899,703)
TPG Telecom, Ltd.	(76,884)	(294,163)

See Notes to Financial Statements.

208

	Shares	Value
Vocus Group, Ltd.*	(440,212)	$(752,549)

		(4,808,259)

Belgium — (0.0)%
Telenet Group Holding NV*	(2,253)	(105,242)

Denmark — (0.2)%
AP Moeller-Maersk A/S Class B	(1,857)	(2,313,409)
Genmab A/SΔ*	(1,628)	(251,296)
Pandora A/S	(4,891)	(341,760)
VestasWind Systems A/S	(2,299)	(142,337)

		(3,048,802)

Finland — (0.0)%
Amer Sports OYJ*	(10,154)	(320,399)
Huhtamaki OYJ	(8,710)	(322,336)
Outokumpu OYJ	(13,754)	(85,578)

		(728,313)

France — (0.6)%
Air France-KLM*	(39,451)	(321,759)
Bollore SA	(366,211)	(1,703,802)
Carrefour SA	(8,133)	(131,733)
Casino Guichard Perrachon SA	(2,222)	(86,279)
Edenred	(76,201)	(2,408,003)
Electricite de France SA	(304)	(4,182)
Eurofins Scientific SE Millicom International Cellular SA SDR	(239)	(132,965)
Getlink	(45,250)	(620,640)
Iliad SA	(10,035)	(1,586,150)
Ingenico Group	(9,873)	(887,786)
JCDecaux SA	(4,752)	(159,045)
Suez	(98,011)	(1,271,048)
Technicolor SA*	(283,718)	(349,218)
Valeo SA	(10,866)	(594,114)

		(10,256,724)

Germany — (0.1)%
Axel Springer SE	(1,237)	(89,491)
Deutsche Bank AG	(46,164)	(497,161)
Innogy SE 144A	(1,983)	(84,965)
thyssenkrupp AG	(48,169)	(1,171,162)
Zalando SE 144A*	(1,599)	(89,388)

		(1,932,167)

Ireland — (0.0)%
James Hardie Industries PLC CDI
2.23%, 12/12/17	(27,486)	(461,334)

Italy — (0.6)%
Banco BPM SpA*	(374,370)	(1,098,219)
Brembo SpA	(15,477)	(209,478)
Buzzi Unicem SpA	(22,363)	(548,165)
Leonardo SpA	(208,414)	(2,060,505)
Recordati SpA	(24,683)	(981,773)
Tenaris SA	(165,910)	(3,044,776)
Unione di Banche Italiane SpA	(300,376)	(1,154,765)

		(9,097,681)

Japan — (0.9)%
Acom Co., Ltd.	(62,000)	(238,558)

	Shares	Value
Bank of Kyoto, Ltd. (The)	(19,700)	$(912,803)
Calbee, Inc.	(18,900)	(711,001)
Chugoku Electric Power Co., Inc. (The)	(43,300)	(560,047)
Fukuoka Financial Group, Inc.	(48,000)	(241,485)
Hitachi Metals, Ltd.	(18,900)	(196,315)
Hokuriku Electric Power Co*	(173,300)	(1,742,157)
Keikyu Corporation	(55,400)	(908,697)
Kyushu Electric Power Co., Inc.	(17,500)	(195,367)
LINE Corporation*	(30,500)	(1,271,350)
Marui Group Co., Ltd.	(14,000)	(295,136)
Nankai Electric Railway Co., Ltd.	(5,400)	(149,980)
Nippon Paint Holdings Co., Ltd.	(56,500)	(2,434,223)
Ricoh Co., Ltd.	(156,600)	(1,437,074)
Sawai Pharmaceutical Co., Ltd.	(6,900)	(314,104)
Sony Financial Holdings, Inc.	(66,700)	(1,274,779)
Taiyo Nippon Sanso Corporation	(6,100)	(87,493)
Toho Gas Co., Ltd.	(5,400)	(187,048)
Toray Industries, Inc.	(37,000)	(292,083)
Toyo Seikan Group Holdings, Ltd.	(5,300)	(93,156)

		(13,542,856)

Jersey — (0.0)%
Petrofac, Ltd.	(79,621)	(614,086)

Luxembourg — (0.1)%
SES SA
6.87%, 04/23/18	(47,803)	(875,884)

Netherlands — (0.4)%
ALTICE EUROPE NV*	(178,840)	(728,884)
BoskalisWestminster	(37,356)	(1,088,427)
Koninklijke KPN NV	(31,605)	(85,997)
Koninklijke Vopak NV	(17,350)	(801,741)
OCI NV*	(84,229)	(2,275,128)
QIAGEN NV*	(11,191)	(407,748)
SBM Offshore NV	(16,956)	(263,851)

		(5,651,776)

Norway — (0.2)%
Schibsted ASA Class A	(79,519)	(2,417,492)
Yara International ASA	(12,991)	(539,142)

		(2,956,634)

Spain — (0.3)%
Almirall SA	(6,791)	(91,042)
Bankia SA	(229,401)	(859,138)
Cellnex Telecom SA 144A	(94,361)	(2,380,207)
Distribuidora Internacional de Alimentacion SAΔ	(40,451)	(117,861)
Telefonica SA	(172,045)	(1,462,454)

		(4,910,702)

Sweden — (0.1)%
Getinge AB, B Shares	(40,418)	(367,775)
Hexpol AB	(9,425)	(98,072)
Millicom International Cellular SA SDR
1.98%, 05/07/18	(28,982)	(1,711,723)

		(2,177,570)

See Notes to Financial Statements.

209

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Switzerland — (0.2)%
Aryzta AG*	(70,310)	$(1,057,525)
Vifor Pharma AG	(10,864)	(1,740,456)

		(2,797,981)

United Kingdom — (1.0)%
Admiral Group PLC	(3,520)	(88,613)
Ashmore Group PLC	(17,159)	(84,468)
Babcock International Group PLC	(9,583)	(103,429)
BTG PLC*	(34,624)	(235,786)
Cobham PLC*	(340,419)	(577,983)
ConvaTec Group PLC 144A	(504,664)	(1,414,649)
Hargreaves Lansdown PLC	(13,150)	(342,148)
Inmarsat PLC	(100,398)	(728,752)
J Sainsbury PLC	(62,657)	(265,605)
John Wood Group PLC	(575,633)	(4,769,345)
Mediclinic International PLC	(14,102)	(98,006)
Merlin Entertainments PLC 144A	(144,739)	(738,672)
Micro Focus International PLC	(29,065)	(507,675)
Pennon Group PLC	(81,348)	(852,860)
Rightmove PLC	(4,907)	(343,876)
Severn Trent PLC	(55,839)	(1,458,764)
United Utilities Group PLC	(271,346)	(2,733,087)
WM Morrison Supermarkets PLC	(57,943)	(192,705)

		(15,536,423)

Total Foreign Common Stocks Sold Short (Proceeds $(79,279,983))		(79,502,434)

FOREIGN PREFERRED STOCKS SOLD SHORT — (0.1)%
Germany — (0.1)%
Sartorius AG
0.39%, 04/06/18 (Proceeds $(1,159,904))	(11,643)	(1,741,737)

Other Assets in Excess of Liabilities — 1.3%		21,057,454

NET ASSETS — 100.0%		$1,596,046,020

PORTFOLIO SUMMARY (based on net assets)

%
Consumer Discretionary	18.7
Financials	16.6
Industrials	13.7
Information Technology	11.1
Health Care	9.5
Energy	5.8
Consumer Staples	5.6
Money Market Funds	4.9
Materials	4.7
Utilities	3.4
Telecommunication Services	3.1
Real Estate	1.4
U.S. Treasury Obligation	0.2

98.7

See Notes to Financial Statements.

210

Futures Contracts outstanding at June 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
AEX Index	07/2018	(12)	$(1,545,980)	BAR	$35,322
CAC 40 Index	07/2018	134	8,325,795	BAR	(214,728)
IBEX 35 Index	07/2018	(43)	(4,821,582)	BAR	98,979
OMX 30 Index	07/2018	(576)	(10,038,641)	BAR	45,538
Hang Seng Index	07/2018	72	13,181,095	BAR	59,226
Hang Seng Index	07/2018	74	13,547,237	BAR	54,953
SGX MSCI Singapore Index	07/2018	59	1,584,881	BAR	3,831
SIMSCI Index	07/2018	5	134,312	BAR	320
TOPIX Index®	09/2018	204	31,885,652	BAR	(783,161)
DAX Index	09/2018	39	14,014,520	BAR	(473,055)
FTSE 100 Index®	09/2018	(226)	(22,672,502)	BAR	90,781
FTSE/MIB Index	09/2018	60	7,556,133	BAR	(185,644)
MSCI EAFE Index	09/2018	666	65,114,820	GSC	(1,952,466)
S&P/TSE 60 Index	09/2018	10	1,465,485	BAR	8,181
Swiss Market Index	09/2018	(13)	(1,125,669)	BAR	10,598
ASX SPI 200 Index	09/2018	(242)	(27,526,457)	BAR	(300,077)

Total Futures Contracts outstanding at June 30, 2018			$89,079,099		$(3,501,402)

Forward Foreign Currency Contracts outstanding at June 30, 2018:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/19/18	U.S. Dollars	10,296,333	New Zealand Dollars	14,643,000	CITI	$377,780
09/19/18	U.S. Dollars	6,950,801	Australian Dollars	9,096,000	CITI	217,623
09/19/18	U.S. Dollars	5,519,546	Swedish Kronor	47,274,250	CITI	207,977
09/19/18	U.S. Dollars	5,493,875	Swedish Kronor	47,274,250	CITI	182,306
09/19/18	U.S. Dollars	5,482,514	Swedish Kronor	47,274,250	CITI	170,945
09/19/18	U.S. Dollars	5,457,578	Swedish Kronor	47,274,250	CITI	146,010
09/19/18	U.S. Dollars	5,449,294	Swedish Kronor	47,274,250	CITI	137,726
09/19/18	U.S. Dollars	5,443,267	Swedish Kronor	47,274,250	CITI	131,699
09/19/18	U.S. Dollars	5,439,148	Swedish Kronor	47,274,250	CITI	127,579
09/19/18	U.S. Dollars	5,438,263	Swedish Kronor	47,274,250	CITI	126,695
09/19/18	U.S. Dollars	6,125,444	New Zealand Dollars	8,864,000	CITI	121,343
09/19/18	U.S. Dollars	5,428,811	Swedish Kronor	47,274,250	CITI	117,243
09/19/18	U.S. Dollars	5,416,995	Swedish Kronor	47,274,250	CITI	105,427
09/19/18	U.S. Dollars	3,500,514	Australian Dollars	4,593,000	CITI	100,615
09/19/18	Canadian Dollars	8,640,000	U.S. Dollars	6,501,153	CITI	80,155
09/19/18	U.S. Dollars	5,382,797	Swedish Kronor	47,274,250	CITI	71,228
09/19/18	U.S. Dollars	5,312,362	Swiss Francs	5,154,000	NT	70,500
09/19/18	U.S. Dollars	5,136,566	Swiss Francs	5,000,400	CITI	50,923
09/19/18	U.S. Dollars	2,309,990	Japanese Yen	248,791,000	CITI	49,825
09/19/18	U.S. Dollars	3,252,474	Norwegian Kroner	26,002,000	CITI	49,308
09/19/18	U.S. Dollars	5,133,205	Swiss Francs	5,000,400	CITI	47,562
09/19/18	Canadian Dollars	6,755,000	U.S. Dollars	5,099,479	CITI	45,976
09/19/18	U.S. Dollars	4,172,582	Japanese Yen	454,980,000	CITI	39,273
09/19/18	U.S. Dollars	5,122,344	Swiss Francs	5,000,400	CITI	36,701
09/19/18	U.S. Dollars	5,122,315	Swiss Francs	5,000,400	CITI	36,672
09/19/18	Norwegian Kroner	34,324,000	U.S. Dollars	4,193,874	CITI	34,473
09/19/18	U.S. Dollars	5,118,360	Swiss Francs	5,000,400	CITI	32,717
09/19/18	U.S. Dollars	5,117,629	Swiss Francs	5,000,400	CITI	31,987

See Notes to Financial Statements.

211

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/19/18	U.S. Dollars	5,117,282	Swiss Francs	5,000,400	CITI	$31,639
09/19/18	British Pounds	2,750,000	U.S. Dollars	3,612,098	CITI	30,591
09/19/18	U.S. Dollars	5,115,250	Swiss Francs	5,000,400	CITI	29,607
09/19/18	U.S. Dollars	3,231,674	Norwegian Kroner	26,002,000	CITI	28,508
09/19/18	U.S. Dollars	5,338,821	Swedish Kronor	47,274,250	CITI	27,253
09/19/18	U.S. Dollars	5,108,902	Swiss Francs	5,000,400	CITI	23,259
09/19/18	U.S. Dollars	1,114,377	Swedish Kronor	9,725,000	CITI	21,710
09/19/18	U.S. Dollars	3,221,891	Norwegian Kroner	26,002,000	CITI	18,726
09/19/18	U.S. Dollars	2,251,792	Japanese Yen	245,966,000	CITI	17,291
09/19/18	Euro	3,110,000	U.S. Dollars	3,637,849	CITI	16,743
09/19/18	Danish Kroner	9,963,000	U.S. Dollars	1,556,524	CITI	15,363
09/19/18	U.S. Dollars	1,938,080	Australian Dollars	2,599,000	CITI	14,209
09/19/18	U.S. Dollars	3,216,769	Norwegian Kroner	26,002,000	CITI	13,603
09/19/18	Australian Dollars	3,259,000	U.S. Dollars	2,400,165	CITI	12,261
09/19/18	U.S. Dollars	1,378,602	Euro	1,162,750	CITI	12,243
09/19/18	U.S. Dollars	5,097,262	Swiss Francs	5,000,400	CITI	11,619
09/19/18	U.S. Dollars	6,280,982	Euro	5,336,000	CITI	10,595
09/19/18	U.S. Dollars	3,213,372	Norwegian Kroner	26,002,000	CITI	10,207
09/19/18	U.S. Dollars	1,375,215	Euro	1,162,750	CITI	8,856
09/19/18	U.S. Dollars	5,094,307	Swiss Francs	5,000,400	CITI	8,664
09/19/18	U.S. Dollars	646,189	Danish Kroner	4,047,000	CITI	7,684
09/19/18	U.S. Dollars	1,373,331	Euro	1,162,750	CITI	6,971
09/19/18	British Pounds	4,362,000	U.S. Dollars	5,771,471	CITI	6,495
09/19/18	U.S. Dollars	1,371,830	Euro	1,162,750	CITI	5,470
09/19/18	U.S. Dollars	3,207,716	Norwegian Kroner	26,002,000	CITI	4,550
09/19/18	U.S. Dollars	5,090,107	Swiss Francs	5,000,400	CITI	4,465
09/19/18	U.S. Dollars	1,370,783	Euro	1,162,750	CITI	4,424
09/19/18	U.S. Dollars	1,370,512	Euro	1,162,750	CITI	4,153
09/19/18	U.S. Dollars	5,089,460	Swiss Francs	5,000,400	CITI	3,818
09/19/18	U.S. Dollars	277,419	Danish Kroner	1,740,000	CITI	2,894
09/19/18	U.S. Dollars	1,305,462	Norwegian Kroner	10,589,000	CITI	1,011
09/19/18	Euro	117,000	U.S. Dollars	136,639	CITI	849
09/19/18	U.S. Dollars	88,218	Singapore Dollars	119,000	CITI	723
09/19/18	U.S. Dollars	32,264	Singapore Dollars	43,000	CITI	648
09/19/18	U.S. Dollars	23,272	Singapore Dollars	31,000	CITI	480
09/19/18	Danish Kroner	288,000	U.S. Dollars	44,986	CITI	453
09/19/18	Singapore Dollars	105,000	U.S. Dollars	76,826	CITI	375
09/19/18	U.S. Dollars	67,838	British Pounds	51,000	CITI	283
09/20/18	U.S. Dollars	51,591	Israeli Shekels	187,000	CITI	172
09/20/18	U.S. Dollars	16,375	Israeli Shekels	59,000	CITI	151
09/19/18	Hong Kong Dollars	2,166,000	U.S. Dollars	276,328	CITI	135
09/19/18	U.S. Dollars	158,495	Hong Kong Dollars	1,241,000	CITI	97
09/19/18	Hong Kong Dollars	2,619,000	U.S. Dollars	334,209	CITI	74
09/19/18	Euro	4,000	U.S. Dollars	4,667	CITI	34
09/19/18	U.S. Dollars	6,272,317	Japanese Yen	690,431,000	CITI	32
09/19/18	U.S. Dollars	2,376	Euro	2,000	CITI	26
09/19/18	U.S. Dollars	25,020	Singapore Dollars	34,000	CITI	21
09/19/18	Danish Kroner	13,000	U.S. Dollars	2,042	CITI	9
09/19/18	Euro	1,000	U.S. Dollars	1,170	CITI	5

Subtotal Appreciation						$3,367,717

09/19/18	Swedish Kronor	1,000	U.S. Dollars	114	CITI	$(2)
09/19/18	Hong Kong Dollars	114,000	U.S. Dollars	14,554	CITI	(3)
09/19/18	Norwegian Kroner	26,000	U.S. Dollars	3,206	CITI	(3)
09/19/18	U.S. Dollars	2,645	British Pounds	2,000	CITI	(4)
09/19/18	U.S. Dollars	2,026	Swiss Francs	2,000	CITI	(8)

See Notes to Financial Statements.

212

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/19/18	U.S. Dollars	86,892	Hong Kong Dollars	681,000	CITI	$(30)
09/19/18	U.S. Dollars	72,974	Hong Kong Dollars	572,000	CITI	(34)
09/19/18	U.S. Dollars	169,079	Hong Kong Dollars	1,325,000	CITI	(41)
09/19/18	U.S. Dollars	93,320	Singapore Dollars	127,000	CITI	(57)
09/19/18	U.S. Dollars	11,615	Danish Kroner	74,000	CITI	(60)
09/19/18	Hong Kong Dollars	1,315,250	U.S. Dollars	167,944	CITI	(69)
09/19/18	Swedish Kronor	46,000	U.S. Dollars	5,255	CITI	(87)
09/19/18	Hong Kong Dollars	1,315,250	U.S. Dollars	167,964	CITI	(89)
09/19/18	Hong Kong Dollars	1,315,250	U.S. Dollars	167,974	CITI	(99)
09/19/18	Hong Kong Dollars	1,315,250	U.S. Dollars	167,994	CITI	(118)
09/20/18	Israeli Shekels	176,000	U.S. Dollars	48,516	CITI	(121)
09/19/18	Hong Kong Dollars	1,315,250	U.S. Dollars	167,999	CITI	(124)
09/20/18	Israeli Shekels	102,000	U.S. Dollars	28,191	CITI	(144)
09/19/18	Hong Kong Dollars	1,315,250	U.S. Dollars	168,030	CITI	(155)
09/19/18	British Pounds	8,000	U.S. Dollars	10,757	CITI	(160)
09/19/18	Hong Kong Dollars	1,315,250	U.S. Dollars	168,041	CITI	(165)
09/19/18	Hong Kong Dollars	1,315,250	U.S. Dollars	168,041	CITI	(165)
09/19/18	Swedish Kronor	72,000	U.S. Dollars	8,286	CITI	(197)
09/19/18	Hong Kong Dollars	1,632,000	U.S. Dollars	208,502	CITI	(197)
09/19/18	U.S. Dollars	59,631	Euro	51,000	CITI	(300)
09/20/18	Israeli Shekels	59,000	U.S. Dollars	16,617	CITI	(394)
09/19/18	Singapore Dollars	46,000	U.S. Dollars	34,279	CITI	(458)
09/19/18	Swedish Kronor	130,000	U.S. Dollars	15,092	CITI	(486)
09/19/18	Japanese Yen	30,618,000	U.S. Dollars	278,712	CITI	(560)
09/20/18	Israeli Shekels	93,000	U.S. Dollars	26,202	CITI	(630)
09/19/18	U.S. Dollars	165,660	Danish Kroner	1,054,000	CITI	(633)
09/19/18	U.S. Dollars	3,532,368	Japanese Yen	388,906,000	CITI	(685)
09/20/18	Israeli Shekels	125,000	U.S. Dollars	35,104	CITI	(733)
09/19/18	U.S. Dollars	196,662	Danish Kroner	1,252,000	CITI	(869)
09/19/18	Singapore Dollars	79,000	U.S. Dollars	59,121	CITI	(1,036)
09/19/18	British Pounds	154,800	U.S. Dollars	206,143	CITI	(1,093)
09/19/18	Swedish Kronor	278,000	U.S. Dollars	32,346	CITI	(1,111)
09/19/18	British Pounds	154,800	U.S. Dollars	206,506	CITI	(1,456)
09/19/18	British Pounds	154,800	U.S. Dollars	206,555	CITI	(1,505)
09/20/18	Israeli Shekels	216,000	U.S. Dollars	61,079	CITI	(1,686)
09/19/18	U.S. Dollars	1,364,302	Euro	1,162,750	CITI	(2,057)
09/19/18	British Pounds	154,800	U.S. Dollars	207,242	CITI	(2,192)
09/19/18	U.S. Dollars	3,200,967	Norwegian Kroner	26,002,000	CITI	(2,199)
09/19/18	British Pounds	154,800	U.S. Dollars	207,388	CITI	(2,337)
09/20/18	Israeli Shekels	429,692	U.S. Dollars	120,489	CITI	(2,337)
09/19/18	U.S. Dollars	1,022,285	Euro	872,000	CITI	(2,411)
09/19/18	British Pounds	154,800	U.S. Dollars	207,767	CITI	(2,717)
09/19/18	British Pounds	154,800	U.S. Dollars	207,916	CITI	(2,866)
09/20/18	Israeli Shekels	429,693	U.S. Dollars	121,059	CITI	(2,907)
09/20/18	Israeli Shekels	429,692	U.S. Dollars	121,095	CITI	(2,943)
09/19/18	British Pounds	154,800	U.S. Dollars	208,006	CITI	(2,955)
09/20/18	Israeli Shekels	429,692	U.S. Dollars	121,126	CITI	(2,974)
09/20/18	Israeli Shekels	429,692	U.S. Dollars	121,143	CITI	(2,991)
09/20/18	Israeli Shekels	429,692	U.S. Dollars	121,201	CITI	(3,049)
09/20/18	Israeli Shekels	429,692	U.S. Dollars	121,228	CITI	(3,076)
09/20/18	Israeli Shekels	429,693	U.S. Dollars	121,241	CITI	(3,088)
09/20/18	Israeli Shekels	429,692	U.S. Dollars	121,350	CITI	(3,198)
09/20/18	Israeli Shekels	429,693	U.S. Dollars	121,424	CITI	(3,271)
09/19/18	British Pounds	154,800	U.S. Dollars	208,339	CITI	(3,288)
09/19/18	British Pounds	154,800	U.S. Dollars	208,363	CITI	(3,313)
09/19/18	U.S. Dollars	241,689	Danish Kroner	1,553,000	CITI	(3,332)

See Notes to Financial Statements.

213

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/20/18	Israeli Shekels	429,692	U.S. Dollars	121,499	CITI	$(3,347)
09/19/18	British Pounds	154,800	U.S. Dollars	208,432	CITI	(3,382)
09/20/18	Israeli Shekels	429,693	U.S. Dollars	121,578	CITI	(3,426)
09/19/18	British Pounds	154,800	U.S. Dollars	208,512	CITI	(3,462)
09/19/18	British Pounds	154,800	U.S. Dollars	208,672	CITI	(3,622)
09/20/18	Israeli Shekels	429,692	U.S. Dollars	121,908	CITI	(3,755)
09/19/18	British Pounds	154,800	U.S. Dollars	209,139	CITI	(4,089)
09/19/18	British Pounds	154,800	U.S. Dollars	209,558	CITI	(4,508)
09/19/18	U.S. Dollars	2,632,651	Swiss Francs	2,593,000	CITI	(4,552)
09/19/18	British Pounds	2,026,000	U.S. Dollars	2,688,350	CITI	(4,682)
09/19/18	U.S. Dollars	1,095,295	Swiss Francs	1,082,000	CITI	(5,150)
09/19/18	Singapore Dollars	644,750	U.S. Dollars	480,066	CITI	(6,012)
09/19/18	Singapore Dollars	644,750	U.S. Dollars	480,997	CITI	(6,944)
09/19/18	U.S. Dollars	5,078,345	Swiss Francs	5,000,400	CITI	(7,298)
09/19/18	Swedish Kronor	25,709,000	U.S. Dollars	2,895,984	CITI	(7,411)
09/19/18	Singapore Dollars	644,750	U.S. Dollars	481,851	CITI	(7,797)
09/19/18	U.S. Dollars	695,435	Danish Kroner	4,459,000	CITI	(8,072)
09/19/18	Singapore Dollars	644,750	U.S. Dollars	482,477	CITI	(8,424)
09/19/18	U.S. Dollars	1,053,100	Swiss Francs	1,044,000	CITI	(8,697)
09/19/18	British Pounds	1,100,000	U.S. Dollars	1,467,807	CITI	(10,732)
09/19/18	U.S. Dollars	1,354,686	Euro	1,162,750	CITI	(11,673)
09/19/18	U.S. Dollars	3,272,594	Euro	2,796,000	CITI	(13,014)
09/19/18	Swedish Kronor	44,073,000	U.S. Dollars	4,967,250	CITI	(15,362)
09/19/18	U.S. Dollars	5,068,157	Swiss Francs	5,000,400	CITI	(17,486)
09/19/18	Canadian Dollars	2,259,000	U.S. Dollars	1,740,890	CITI	(20,152)
09/19/18	Swedish Kronor	10,940,000	U.S. Dollars	1,254,936	CITI	(25,756)
09/19/18	British Pounds	1,063,000	U.S. Dollars	1,436,709	CITI	(28,645)
09/19/18	U.S. Dollars	3,853,352	Euro	3,313,000	CITI	(39,787)
09/19/18	U.S. Dollars	3,162,979	Norwegian Kroner	26,002,000	CITI	(40,187)
09/19/18	Canadian Dollars	4,942,934	U.S. Dollars	3,807,455	CITI	(42,297)
09/19/18	Canadian Dollars	4,942,933	U.S. Dollars	3,807,563	CITI	(42,405)
09/19/18	Canadian Dollars	4,942,933	U.S. Dollars	3,808,819	CITI	(43,661)
09/19/18	Canadian Dollars	4,942,934	U.S. Dollars	3,810,934	CITI	(45,775)
09/19/18	U.S. Dollars	4,314,757	Euro	3,712,000	CITI	(47,252)
09/19/18	Canadian Dollars	4,942,933	U.S. Dollars	3,814,323	CITI	(49,165)
09/19/18	Canadian Dollars	4,942,934	U.S. Dollars	3,815,066	CITI	(49,908)
09/19/18	Canadian Dollars	4,942,933	U.S. Dollars	3,815,625	CITI	(50,467)
09/19/18	Canadian Dollars	4,565,000	U.S. Dollars	3,528,952	CITI	(51,675)
09/19/18	Canadian Dollars	4,942,933	U.S. Dollars	3,817,511	CITI	(52,353)
09/19/18	Canadian Dollars	4,942,933	U.S. Dollars	3,819,348	CITI	(54,190)
09/19/18	Canadian Dollars	4,942,934	U.S. Dollars	3,827,245	CITI	(62,086)
09/19/18	British Pounds	3,388,000	U.S. Dollars	4,550,423	CITI	(62,630)
09/19/18	Canadian Dollars	4,942,934	U.S. Dollars	3,831,910	CITI	(66,751)
09/19/18	Canadian Dollars	7,503,000	U.S. Dollars	5,787,319	CITI	(72,093)
09/19/18	Canadian Dollars	3,314,000	U.S. Dollars	2,602,655	CITI	(78,297)
09/19/18	Canadian Dollars	4,942,933	U.S. Dollars	3,843,589	CITI	(78,431)
09/19/18	Canadian Dollars	4,942,933	U.S. Dollars	3,846,004	CITI	(80,846)
09/19/18	Canadian Dollars	4,942,933	U.S. Dollars	3,855,070	CITI	(89,912)
09/19/18	Australian Dollars	10,940,000	U.S. Dollars	8,207,383	CITI	(109,212)
09/19/18	Canadian Dollars	4,942,933	U.S. Dollars	3,879,336	CITI	(114,178)
09/19/18	Australian Dollars	22,843,000	U.S. Dollars	17,304,049	CITI	(394,860)
09/19/18	Japanese Yen	3,597,756,000	U.S. Dollars	33,113,387	CITI	(429,234)
09/19/18	Japanese Yen	3,597,756,000	U.S. Dollars	33,118,386	CITI	(434,233)

See Notes to Financial Statements.

214

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/19/18	New Zealand Dollars	38,029,000	U.S. Dollars	26,423,775	CITI	$(664,527)

Subtotal Depreciation						$(3,669,130)

Total Forward Foreign Currency Contracts outstanding at June 30, 2018						$(301,413)

Swap agreements outstanding at June 30, 2018:

Reference Obligation	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
MSCI Netherlands Index, Floating financing rate:1-Month EURIBOR -0.004	09/19/18	GSC	EUR	2,202,900	$59,870	$—	$59,870
MSCI Sweden Index, Floating financing rate: 1-Month STIBOR-0.0031	09/19/18	GSC	SEK	71,250,231	35,958	—	35,958
MSCI Spain Index, Floating financing rate: 1-Month EURIBOR-0.0047	09/19/18	GSC	EUR	712,811	18,869	—	18,869
MSCI Switzerland Index, Floating financing rate: 1-Month ICE LIBOR CHF-0.0045	09/19/18	GSC	CHF	3,947,591	8,198	—	8,198
MSCI Australia Index, Floating financing rate: 1-Month ASX Australian Bank Bill Short Term Rates Mid + 0.0005	09/19/18	GSC	AUD	1,235,572	(27,299)	—	(27,299)
MSCI Italy Index, Floating financing rate: 1-Month EURIBOR-0.0035	09/19/18	GSC	EUR	7,659,029	(170,833)	—	(170,833)
MSCI Hong Kong Index, Floating financing rate: 1-Month HIBOR + 0.005	09/19/18	GSC	HKD	36,879,226	(270,493)	—	(270,493)
MSCI Japan Index, Floating financing rate: 1-Month ICE LIBOR JPY-0.0005	09/19/18	GSC	JPY	1,003,273,278	(296,592)	—	(296,592)

Total Swap agreements outstanding at June 30, 2018					$(642,322)	$—	$(642,322)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$33,379,361	$33,012,527	$366,834	$—
Foreign Common Stocks
Australia	39,282,143	39,282,143	—	—**
Austria	969,652	969,652	—	—
Belgium	7,022,231	7,022,231	—	—
Canada	15,547,106	15,547,106	—	—
China	50,378,969	50,378,969	—	—
Denmark	24,727,997	24,727,997	—	—
Finland	5,922,929	5,922,929	—	—
France	155,766,381	155,766,381	—	—
Germany	157,910,753	157,910,753	—	—
Hong Kong	58,579,433	58,579,433	—	—
India	16,396,360	16,396,360	—	—

See Notes to Financial Statements.

215

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Indonesia	$3,464,771	$3,464,771	$—	$—
Ireland	8,742,406	8,742,406	—	—
Italy	53,028,826	53,028,826	—	—
Japan	242,594,531	242,594,531	—	—
Jersey	43,726,671	43,726,671	—	—
Mexico	3,143,805	3,143,805	—	—
Netherlands	82,937,107	82,937,107	—	—
Nigeria	—	—	—	—**
Norway	8,486,421	8,486,421	—	—
Portugal	1,282,025	1,282,025	—	—
Singapore	40,784,218	40,784,218	—	—
South Africa	7,655,186	7,655,186	—	—
South Korea	1,862,343	1,862,343	—	—
Spain	61,475,722	61,475,722	—	—
Sweden	57,204,359	57,204,359	—	—
Switzerland	126,127,352	126,127,352	—	—
Taiwan	20,500,856	20,500,856	—	—
Turkey	1	1	—	—
United Kingdom	243,323,146	234,094,496	9,228,650	—
Foreign Preferred Stocks
Germany	4,462,046	4,462,046	—	—
Rights	—		—	—
Money Market Funds	77,943,374	77,943,374	—	—
U.S. Treasury Obligation	2,874,390	—	2,874,390	—

Total Assets — Investments in Securities	$1,657,502,871	$1,645,032,997	$12,469,874	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$3,367,717	$—	$3,367,717	$—
Futures Contract	407,729	407,729	—	—
Swap Agreements	122,895	—	122,895	—

Total Assets — Other Financial Instruments	$3,898,341	$407,729	$3,490,612	$—

Liabilities:
Investments in Securities:
Common Stocks Sold Short	$(1,270,134)	$(1,270,134)	$—	$—
Foreign Common Stocks Sold Short
Australia	(4,808,259)	(4,808,259)	—	—
Belgium	(105,242)	(105,242)	—	—
Denmark	(3,048,802)	(3,048,802)	—	—
Finland	(728,313)	(728,313)	—	—
France	(10,256,724)	(10,256,724)	—	—
Germany	(1,932,167)	(1,932,167)	—	—
Ireland	(461,334)	(461,334)	—	—
Italy	(9,097,681)	(9,097,681)	—	—
Japan	(13,542,856)	(13,542,856)	—	—
Jersey	(614,086)	(614,086)	—	—
Luxembourg	(875,884)	(875,884)	—	—

See Notes to Financial Statements.

216

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Netherlands	$(5,651,776)	$(5,651,776)	$—	$—
Norway	(2,956,634)	(2,956,634)	—	—
Spain	(4,910,702)	(4,910,702)	—	—
Sweden	(2,177,570)	(2,177,570)	—	—
Switzerland	(2,797,981)	(2,797,981)	—	—
United Kingdom	(15,536,423)	(15,536,423)	—	—
Foreign Preferred Stocks Sold Short
Germany	(1,741,737)	(1,741,737)	—	—

Total Liabilities — Investments in Securities	$(82,514,305)	$(82,514,305)	$—	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(3,669,130)	$—	$(3,669,130)	$—
Futures Contract	(3,909,131)	(3,909,131)	—	—
Swap Agreements	(765,217)	—	(765,217)	—

Total Liabilities — Other Financial Instruments	$(8,343,478)	$(3,909,131)	$(4,434,347)	$—

**	Level 3 security has zero value.
***

Other financial instruments are derivative instruments, such as futures contracts, forwards contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding”, “Forward Foreign Currency Contracts outstanding” and “Swap agreements outstanding” disclosures.

Management has determined that the amount of transfers between Level 1 and Level 2 compared to total net assets is not material; therefore, the amount of transfers between Level 1 and Level 2 is not shown for the six-month period ended June 30, 2018.

There were no transfers between Level 2 and Level 3 during the six-month period ended June 30, 2018.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the six-month period ended June 30, 2018.

See Notes to Financial Statements.

217

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS	June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS — 1.4%
Consumer Discretionary — 0.1%
Huazhu Group, Ltd. ADRΔ	5,382	$225,990
Yum China Holdings, Inc.	14,537	559,093

		785,083

Health Care — 0.3%
BeiGene, Ltd. ADR*	3,400	522,682
Hutchison China MediTech, Ltd. ADR*	24,100	726,374

		1,249,056

Information Technology — 0.9%
Autohome, Inc. ADR	2,235	225,735
Cognizant Technology Solutions Corporation Class A	7,400	584,526
Globant SA*	12,000	681,480
Huami Corporation ADRΔ*	34,100	335,885
MercadoLibre, Inc.	1,100	328,823
Momo, Inc. ADR*	4,615	200,753
Pagseguro Digital, Ltd. Class A*	13,600	377,400
Weibo Corporation ADRΔ*	11,984	1,063,700
YY, Inc. ADRΔ*	1,875	188,381

		3,986,683

Materials — 0.1%
Nexa Resources SA*	27,300	321,321
Southern Copper Corporation	4,037	189,214

		510,535

Total Common Stocks (Cost $6,722,997)		6,531,357

FOREIGN COMMON STOCKS — 87.3%
Argentina — 0.3%
Grupo Financiero Galicia SA ADR	35,700	1,177,386
Grupo Supervielle SA ADR	32,300	341,734

		1,519,120

Australia — 0.0%
SEEK, Ltd.	11,576	186,842

Brazil — 3.6%
B3 SA—Brasil Bolsa Balcao*	120,900	640,724
Banco BTG Pactual SA*	194,600	911,305
Banco do Brasil SA*	87,900	645,231
BB Seguridade Participacoes SA	59,500	377,656
CVC Brasil Operadora e Agencia de Viagens SA	40,700	472,239
Embraer SA ADRΔ	36,466	908,003
Equatorial Energia SA	38,900	570,891
Fibria Celulose SA ADR	4,223	78,506
Fleury SA	56,100	383,867
Hapvida Participacoes e Investimentos SA 144A*	97,300	741,847
Lojas Renner SA*	137,900	1,029,691
Petrobras Distribuidora SA	67,000	312,894
Petroleo Brasileiro SA ADR*	86,100	863,583
Porto Seguro SA	23,500	245,323
Rumo SA*	340,800	1,231,039

	Shares	Value
Sul America SA	77,349	$370,009
Suzano Papel e Celulose SA	169,940	1,960,838
TIM Participacoes SA ADR	2,578	43,465
Vale SA ADRΔ*	286,532	3,673,340
Via Varejo SA	189,800	915,761
Wiz Solucoes e Corretagem de Seguros SA	41,000	86,533

		16,462,745

Chile — 0.7%
Banco de Chile ADRΔ	15,508	1,441,624
Banco de Credito e Inversiones SA	1,711	113,871
Banco Santander Chile ADR	23,525	739,391
Empresas CMPC SA	34,024	123,933
Empresas COPEC SA	20,914	320,079
Enel Americas SA ADR	20,014	176,323
Enel Chile SA ADR	21,168	103,300
Itau CorpBanca	4,086,881	39,912
Latam Airlines Group SA ADRΔ	18,531	183,271

		3,241,704

China — 20.2%
58.com, Inc. ADR*	8,834	612,550
Air China, Ltd. Class H	160,000	154,584
Alibaba Group Holding, Ltd. ADRΔ*	99,796	18,515,152
Aluminum Corporation of China, Ltd. Class H*	358,000	157,882
Anhui Conch Cement Co., Ltd. Class H	200,000	1,147,140
Baidu, Inc. ADR*	11,523	2,800,089
Bank of China, Ltd. Class H	1,172,000	581,100
Beijing Capital International Airport Co., Ltd. Class H	718,000	756,840
China Communications Services Corporation, Ltd. Class H	556,000	352,213
China Construction Bank Corporation Class H	6,204,532	5,733,514
China Evergrande GroupΔ*	359,000	915,163
China Medical System Holdings, Ltd.	65,000	129,907
China Mengniu Dairy Co., Ltd.*	42,000	142,398
China Merchants Bank Co., Ltd. Class H	1,007,000	3,715,796
China National Building Material Co., Ltd.Δ	844,000	835,867
China Oilfield Services, Ltd. Class H	968,000	914,255
China Petroleum & Chemical Corporation Class H	1,198,000	1,070,406
China Shenhua Energy Co., Ltd. Class H	706,879	1,677,639
China Southern Airlines Co., Ltd. Class H	470,000	369,621
China Vanke Co., Ltd. Class H	97,700	341,830
Chongqing Rural Commercial Bank Co., Ltd. Class H	225,000	133,929
Country Garden Holdings Co., Ltd.	313,471	551,379
Ctrip.com International, Ltd. ADR*	29,343	1,397,607
Geely Automobile Holdings, Ltd.	1,168,000	3,029,571
Guangzhou Automobile Group Co., Ltd. Class H	764,000	746,900

See Notes to Financial Statements.

218

	Shares	Value
Haitian International Holdings, Ltd.	274,000	$646,793
Huaneng Renewables Corporation, Ltd. Class H	156,000	51,897
Industrial & Commercial Bank of China, Ltd. Class H	6,251,000	4,676,936
JD.com, Inc. ADR*	58,161	2,265,371
Kingsoft Corporation, Ltd.	93,000	282,120
NetEase, Inc. ADR	3,144	794,395
New Oriental Education & Technology Group, Inc. ADR	18,906	1,789,642
People’s Insurance Co. Group of China, Ltd. (The) Class H	607,000	285,489
PICC Property & Casualty Co., Ltd. Class H	672,000	725,482
Ping An Insurance Group Co. of China, Ltd. Class HΔ	516,500	4,753,148
SINA Corporation*	2,218	187,842
Sinopec Engineering Group Co., Ltd. Class H	88,500	92,498
Sinopec Shanghai Petrochemical Co., Ltd. Class H	450,000	274,166
Sunac China Holdings, Ltd.	96,859	338,888
Sunny Optical Technology Group Co., Ltd.	97,900	1,821,836
TAL Education Group ADR*	8,970	330,096
Tencent Holdings, Ltd.	501,048	25,149,473
TravelSky Technology, Ltd. Class H	20,000	58,249
Vipshop Holdings, Ltd. ADR*	15,320	166,222
Weichai Power Co., Ltd. Class H	533,000	735,069
Zijin Mining Group Co., Ltd. Class H	246,000	94,065

		92,303,009

Colombia — 0.0%
Banco de Bogota SA	5,848	135,872

Czech Republic — 0.4%
Moneta Money Bank AS 144A	501,304	1,720,505

Egypt — 0.0%
Commercial International Bank Egypt SAE GDR	42,788	211,801

Germany — 0.1%
Infineon Technologies AG	13,965	356,011

Greece — 0.1%
JUMBO SA	12,751	210,256
Sarantis SA	31,417	271,497

		481,753

Hong Kong — 9.5%
AAC Technologies Holdings, Inc.	138,000	1,943,637
Agile Group Holdings, Ltd.	42,000	71,520
AIA Group, Ltd.	329,400	2,880,193
ANTA Sports Products, Ltd.	475,000	2,515,582
China Jinmao Holdings Group, Ltd.	115,599	58,053
China Literature, Ltd. 144A*	40,400	379,510
China Mobile, Ltd.	335,500	2,980,569
China Overseas Land & Investment, Ltd.	286,000	942,324
China Resources Cement Holdings, Ltd.	734,398	744,171
China Resources Gas Group, Ltd.	15,882	68,827

	Shares	Value
China Resources Land, Ltd.	204,000	$687,749
China Taiping Insurance Holdings Co., Ltd.	46,400	145,192
China Traditional Chinese Medicine Holdings Co., Ltd.	56,000	48,465
China Unicom Hong Kong, Ltd.	1,440,000	1,798,715
CNOOC, Ltd.	3,495,000	6,031,699
Country Garden Services Holdings Co., Ltd.*	27,240	34,928
CSPC Pharmaceutical Group, Ltd.	1,345,124	4,063,353
ENN Energy Holdings, Ltd.	194,000	1,907,706
FIT Hon Teng, Ltd. 144A	941,000	425,786
Fosun International, Ltd.	329,500	619,891
Fullshare Holdings, Ltd.*	140,970	69,716
Haier Electronics Group Co., Ltd.	795,000	2,720,729
Hong Kong Exchanges and Clearing, Ltd.	77,800	2,340,267
IMAX China Holding, Inc. 144A	78,500	239,134
Kingboard Laminates Holdings, Ltd.	564,574	697,298
Kingdee International Software Group Co., Ltd.	201,064	205,790
Longfor Properties Co., Ltd.	37,384	100,779
Microport Scientific Corporation	981,000	1,185,362
Minth Group, Ltd.	152,000	642,245
MMG, Ltd.*	144,000	100,765
Nexteer Automotive Group, Ltd.	303,000	447,996
Nine Dragons Paper Holdings, Ltd.	123,201	157,032
Shenzhou International Group Holdings, Ltd.	3,000	37,034
Shimao Property Holdings, Ltd.	26,000	68,268
Sino Biopharmaceutical, Ltd.	2,185,000	3,353,141
Sinotruk Hong Kong, Ltd.Δ	160,500	264,309
SSY Group, Ltd.	272,000	301,968
Sun Art Retail Group, Ltd.	574,500	751,296
Tongda Group Holdings, Ltd.	3,630,000	735,661
Uni-President China Holdings, Ltd.	176,000	226,124
Wuxi Biologics Cayman, Inc. 144A*	19,500	217,106

		43,209,890

Hungary — 0.5%
OTP Bank Nyrt PLC	60,689	2,197,283

India — 6.9%
Abbott India, Ltd.	1,136	120,012
AIA Engineering, Ltd.	21,110	462,192
Amber Enterprises India, Ltd.*	18,014	239,534
Apollo Hospitals Enterprise, Ltd.	70,832	1,082,872
Bajaj Auto, Ltd.	3,118	127,892
Bajaj Finance, Ltd.	16,258	544,903
Bandhan Bank, Ltd. 144A*	25,938	199,338
Bharat Financial Inclusion, Ltd.*	163,292	2,756,290
Bharat Heavy Electricals, Ltd.	572,865	599,913
Bharat Petroleum Corporation, Ltd.	66,201	360,692
Coal India, Ltd.	15,044	58,044
Crompton Greaves Consumer Electricals, Ltd.	121,012	399,517
Divi’s Laboratories, Ltd.	24,584	372,662
Edelweiss Financial Services, Ltd.	118,885	511,007
Eicher Motors, Ltd.	2,833	1,182,175

See Notes to Financial Statements.

219

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
GAIL India, Ltd.	135,633	$673,564
Godrej Consumer Products, Ltd.	5,692	101,827
Godrej Industries, Ltd.	68,406	622,708
HCL Technologies, Ltd.	58,304	788,208
Hero MotoCorp, Ltd.	23,380	1,185,294
Hindalco Industries, Ltd.	353,707	1,189,951
Hindustan Petroleum Corporation, Ltd.	28,273	106,960
Hindustan Unilever, Ltd.	16,075	385,047
Hindustan Zinc, Ltd.	105,752	423,687
Housing Development Finance Corporation, Ltd.	63,928	1,780,355
ICICI Bank, Ltd. ADR	117,700	945,131
ICICI Lombard General Insurance Co., Ltd. 144A	37,794	384,339
Idea Cellular, Ltd.*	312,969	271,104
Indiabulls Housing Finance, Ltd.	77,522	1,292,693
Indian Oil Corporation, Ltd.	209,486	476,973
Info Edge India, Ltd.	12,921	223,730
Infosys, Ltd. ADRΔ	93,564	1,817,949
InterGlobe Aviation, Ltd. 144A	9,123	144,937
Jindal Steel & Power, Ltd.*	99,998	325,543
JSW Steel, Ltd.	22,881	109,137
L&T Finance Holdings, Ltd.	550,797	1,219,125
Maruti Suzuki India, Ltd.	6,484	835,221
MRF, Ltd.	282	308,586
Navin Fluorine International, Ltd.	18,924	174,049
NTPC, Ltd.	51,330	119,606
Prestige Estates Projects, Ltd.	45,767	180,389
Procter & Gamble Hygiene & Health Care, Ltd.	882	127,762
Tata Consultancy Services, Ltd.	77,069	2,078,439
Tata Steel, Ltd.	62,123	514,783
TeamLease Services, Ltd.*	10,571	457,431
Tech Mahindra, Ltd.	161,599	1,545,940
Thermax, Ltd.	7,498	114,071
Wipro, Ltd.	27,305	104,215
Yes Bank, Ltd.	275,651	1,366,487

		31,412,284

Indonesia — 1.2%
Perusahaan Gas Negara Persero Tbk	665,800	92,692
PT Adaro Energy Tbk	7,892,500	985,874
PT Astra International Tbk	300,500	138,402
PT Bank Central Asia Tbk	800,900	1,200,232
PT Bank Mandiri Persero Tbk	646,600	309,086
PT Bank Negara Indonesia Persero Tbk	1,891,200	930,423
PT Bank Rakyat Indonesia Persero Tbk	3,237,100	641,547
PT BFI Finance Indonesia Tbk	3,215,100	152,566
PT Indofood Sukses Makmur Tbk	161,736	75,055
PT Semen Indonesia Persero Tbk	74,700	37,141
PT United Tractors Tbk	490,669	1,082,006

		5,645,024

Isle of Man — 0.0%
NEPI Rockcastle PLC	18,122	161,780

	Shares	Value
Malaysia — 1.7%
AirAsia Group Bhd	940,600	$696,223
Bursa Malaysia Bhd	350,800	638,292
CIMB Group Holdings Bhd	438,600	591,749
Hartalega Holdings Bhd	61,500	91,196
Hong Leong Bank Bhd.	104,400	470,375
Malayan Banking Bhd	786,100	1,751,430
Malaysia Airports Holdings	397,500	865,949
My EG Services Bhd	3,077,100	735,091
Petronas Chemicals Group Bhd	35,699	74,323
Public Bank Bhd	278,000	1,607,644
Top Glove Corporation Bhd	54,400	163,490

		7,685,762

Mexico — 3.5%
Alpek SAB de CV	740,700	1,096,118
Alsea SAB de CV	140,700	484,722
America Movil SAB de CV, Series L ADR	204,563	3,408,020
Arca Continental SAB de CV	8,200	50,351
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	26,966	180,403
Bolsa Mexicana de Valores SAB de CV	295,200	496,899
Cemex SAB de CV ADR*	46,102	302,429
Fibra Uno Administracion SA de CV REIT	181,600	264,716
Fomento Economico Mexicano SAB de CV ADR	384	33,711
Gentera SAB de CVΔ	17,449	15,375
Gruma SAB de CV Series B	5,710	69,738
Grupo Aeroportuario del Pacifico SAB de CVΔ	12,700	117,854
Grupo Aeroportuario del Pacifico SAB de CV ADR	6,500	603,915
Grupo Aeroportuario del Sureste SAB de CV ADR	280	44,565
Grupo Cementos de Chihuahua SAB de CV	53,700	347,585
Grupo Financiero Banorte SAB de CV Series O	308,210	1,812,302
Grupo Mexico SAB de CV Series B	126,000	357,122
Mexichem SAB de CV	519,200	1,500,066
Unifin Financiera SAB de CV SOFOM ENR	134,800	361,634
Wal-Mart de Mexico SAB de CV	1,656,582	4,372,454

		15,919,979

Netherlands — 0.2%
X5 Retail Group NV GDR	42,537	1,126,380

Nigeria — 0.0%
Dangote Cement PLC	98,797	62,585

Peru — 1.0%
Alicorp SAA	67,038	225,569
BBVA Banco Continental SA	199,903	253,836
Cia de Minas Buenaventura SAA ADR	88,500	1,206,255

See Notes to Financial Statements.

220

	Shares	Value
Credicorp, Ltd.	11,787	$2,653,490
Intercorp Financial Services, Inc.	6,774	270,621

		4,609,771

Philippines — 0.3%
Ayala Land, Inc.	182,600	129,677
BDO Unibank, Inc.	34,770	81,766
JG Summit Holdings, Inc.	87,290	81,782
Jollibee Foods Corporation	114,740	565,449
Metro Pacific Investments Corporation	308,400	26,582
Security Bank Corporation	15,900	59,587
SM Investments Corporation	22,185	363,740
SM Prime Holdings, Inc.	263,800	177,704

		1,486,287

Poland — 1.4%
Alior Bank SA*	24,322	434,408
Cyfrowy Polsat SA	18,318	113,166
Dino Polska SA 144A*	24,471	679,451
Jastrzebska Spolka Weglowa SA*	44,609	913,462
KRUK SA	5,753	307,183
LPP SA	211	477,977
PGE Polska Grupa Energetyczna SA*	77,097	192,246
Polski Koncern Naftowy ORLEN SA	67,341	1,511,269
Polskie Gornictwo Naftowe i Gazownictwo SA	195,938	298,695
Powszechna Kasa Oszczednosci Bank Polski SA*	109,840	1,084,720
Powszechny Zaklad Ubezpieczen SA	11,953	124,392
Tauron Polska Energia SA*	124,381	76,043

		6,213,012

Portugal — 0.1%
Galp Energia SGPS SA	29,230	557,592

Qatar — 0.1%
Qatar National Bank QPSC	7,963	332,585

Romania — 0.1%
Banca Transilvania SA	377,552	226,891

Russia — 2.5%
Gazprom PJSC ADR	193,596	852,016
LUKOIL PJSC ADR	37,837	2,587,294
Mobile TeleSystems PJSC ADR	68,458	604,484
Novatek PJSC GDR	3,047	451,870
Novolipetsk Steel PJSC GDR	34,489	841,876
Rosneft Oil Co. PJSC GDR	172,666	1,073,983
Sberbank of Russia PJSC ADR	173,364	2,502,509
Severstal PJSC GDR	91,028	1,331,740
Surgutneftegas OJSC ADR	42,924	191,355
Tatneft PJSC ADR	12,952	819,344

		11,256,471

South Africa — 4.1%
Alexander Forbes Group Holdings, Ltd.	820,195	344,999
Anglo American Platinum, Ltd.	5,071	132,713
Barclays Africa Group, Ltd.	117,089	1,365,633
Bid Corporation, Ltd.	18,513	371,556
Bidvest Group, Ltd. (The)	8,023	115,226

	Shares	Value
Dis-Chem Pharmacies, Ltd. 144A	210,641	$401,857
Exxaro Resources, Ltd.	142,391	1,304,797
FirstRand, Ltd.	185,255	862,835
Foschini Group, Ltd. (The)	5,274	66,898
Growthpoint Properties, Ltd. REIT	183,623	357,273
Imperial Holdings, Ltd.	17,741	253,347
JSE, Ltd.	56,568	668,507
Mondi, Ltd.	2,351	63,686
Mr Price Group, Ltd.	54,879	905,188
Nampak, Ltd.*	893,877	1,021,760
Naspers, Ltd. N Shares	23,697	6,020,342
Old Mutual, Ltd.*	182,702	370,132
Redefine Properties, Ltd. REIT	270,430	206,802
Remgro, Ltd.	16,085	239,548
Resilient REIT, Ltd.	155,971	639,575
Santam, Ltd.	23,087	480,371
Sasol, Ltd.	38,409	1,408,008
SPAR Group, Ltd. (The)	4,550	61,503
Standard Bank Group, Ltd.	23,788	332,729
Tiger Brands, Ltd.	2,635	63,659
Transaction Capital, Ltd.	365,948	456,184
Woolworths Holdings, Ltd.	31,400	126,928

		18,642,056

South Korea — 14.1%
AMOREPACIFIC Group	669	74,133
Celltrion, Inc.*	1,681	457,769
Cuckoo Homesys Co., Ltd.*	4,291	854,735
Daelim Industrial Co., Ltd.	1,841	126,367
DB Insurance Co., Ltd.	739	39,122
DGB Financial Group, Inc.	4,823	44,357
Hana Financial Group, Inc.	41,574	1,598,426
Hankook Tire Co., Ltd.	20,297	766,715
Hanssem Co., Ltd.	1,867	175,895
Hanwha Corporation	847	23,977
Hanwha Life Insurance Co., Ltd.	97,896	465,544
HDC Holdings Co., Ltd.	1,961	50,333
HDC Hyundai Development Co-Engineering & Construction*	2,741	132,542
HLB, Inc.*	631	55,202
Hotel Shilla Co., Ltd.	1,385	153,475
Hugel, Inc.*	903	390,611
Hyundai Marine & Fire Insurance Co., Ltd.	21,814	659,607
ING Life Insurance Korea, Ltd. 144A	22,482	844,210
Jin Air Co., Ltd.	13,716	311,364
KB Financial Group, Inc.	43,020	2,038,094
Korea Gas Corporation*	6,102	351,501
Korea Investment Holdings Co., Ltd.	16,116	1,216,111
Korea Kolmar Co., Ltd.	5,009	379,776
KT Corporation ADRΔ	11,446	152,003
LG Chem, Ltd.	2,261	676,576
LG Corporation	26,288	1,700,641
LG Electronic, Ltd.	28,938	2,155,096
Lotte Chemical Corporation	1,997	623,559
Lotte Shopping Co., Ltd.	4,482	844,522
Medy-Tox, Inc.	708	487,437
NAVER Corporation	425	290,960

See Notes to Financial Statements.

221

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
NCSoft Corporation	1,750	$582,548
Netmarble Corporation 144A	716	97,972
NH Investment & Securities Co., Ltd.	40,898	548,609
OCI Co., Ltd.	11,985	1,107,631
Osstem Implant Co., Ltd.*	2,387	109,016
POSCO	3,796	1,120,578
Posco Daewoo Corporation	14,726	282,760
Samsung Electro-Mechanics Co., Ltd.	15,992	2,130,832
Samsung Electronics Co., Ltd.	587,595	24,595,161
Samsung Fire & Marine Insurance Co., Ltd.	1,053	249,432
Samsung Life Insurance Co., Ltd.	8,892	785,081
Samsung SDS Co., Ltd.	6,426	1,156,046
Shinhan Financial Group Co., Ltd.	1,625	63,134
Shinsegae, Inc.	1,613	581,085
SK Hynix, Inc.	140,938	10,837,494
SK Innovation Co., Ltd.	4,909	889,742
SK Telecom Co., Ltd.	3,564	745,098
Woori Bank	22,346	326,819

		64,349,698

Spain — 0.1%
Prosegur Cash SA 144A	134,507	362,849

Taiwan — 10.8%
Advantech Co., Ltd.	103,000	679,043
ASE Technology Holding Co., Ltd.	70,000	164,390
ASPEED Technology, Inc.	45,000	1,179,297
Catcher Technology Co., Ltd.	264,000	2,952,720
Cathay Financial Holding Co., Ltd.	377,120	665,466
Chailease Holding Co., Ltd.	250,732	822,382
China Airlines, Ltd.*	1,853,000	578,597
China Development Financial Holding Corporation	833,000	304,638
China Life Insurance Co., Ltd.	625,953	659,038
Chroma ATE, Inc.	84,000	451,842
Chunghwa Precision Test Tech Co., Ltd.	14,000	370,566
Compal Electronics, Inc.	91,000	57,307
CTBC Financial Holding Co., Ltd.	1,377,173	991,487
Elite Material Co., Ltd.	316,000	827,092
Eva Airways Corporation	539,000	260,762
Evergreen Marine Corporation Taiwan, Ltd.*	416,000	177,378
First Financial Holding Co., Ltd.	1,296,269	875,843
Formosa Chemicals & Fibre Corporation	386,000	1,538,252
Formosa Petrochemical Corporation	16,671	66,983
Formosa Plastics Corporation	28,000	103,318
Fubon Financial Holding Co., Ltd.	324,000	543,038
General Interface Solution Holding, Ltd.	5,000	32,471
Globalwafers Co., Ltd.	32,000	532,135
Hiwin Technologies Corporation	81,000	956,426
Kingpak Technology, Inc.	35,000	228,447
Largan Precision Co., Ltd.	9,000	1,325,418
Lite-On Technology Corporation	92,883	112,416
Macronix International*	355,000	505,338
MediaTek, Inc.	30,000	295,193
Mega Financial Holding Co., Ltd.	37,420	33,016

	Shares	Value
Nan Ya Plastics Corporation	98,000	$280,289
Nanya Technology Corporation	285,928	780,268
Nien Made Enterprise Co., Ltd.	36,000	307,591
Novatek Microelectronics Corporation	66,000	297,653
Phison Electronics Corporation	13,000	102,760
Pou Chen Corporation	114,000	132,365
Powertech Technology, Inc.	188,000	545,714
President Chain Store Corporation	21,000	237,975
Realtek Semiconductor Corporation	153,000	557,030
Shin Kong Financial Holding Co., Ltd.	2,409,000	928,407
Silergy Corporation	85,000	2,065,861
TaiMed Biologics, Inc.*	38,000	388,868
Taiwan Cooperative Financial Holding Co., Ltd.	366,000	214,281
Taiwan Semiconductor Manufacturing Co., Ltd.	736,000	5,226,364
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	396,902	14,510,737
Teco Electric and Machinery Co., Ltd.	121,000	90,883
Uni-President Enterprises Corporation	170,000	431,573
Walsin Technology Corporation	145,000	1,983,207
Win Semiconductors Corporation	267,000	1,922,249
Yageo Corporation*	4,000	147,597
Yuanta Financial Holding Co., Ltd.	91,000	41,488

		49,483,459

Thailand — 1.8%
Airports of Thailand PCL	304,200	578,467
Airports of Thailand PCL NVDR	188,600	358,642
Bangkok Bank PCL NVDR	11,870	70,045
Beauty Community PCL	568,100	209,201
Bumrungrad Hospital PCL NVDR	7,800	39,200
Central Pattana PCL NVDR	24,400	51,370
Home Product Center PCL NVDR	1,017,600	411,586
Indorama Ventures PCL NVDR	277,300	458,260
Kasikornbank PCL	34,400	207,667
Kasikornbank PCL NVDR	25,900	151,663
Krung Thai Bank PCL NVDR	743,635	374,848
PTT Exploration & Production PCL NVDR	90,700	384,647
PTT Global Chemical PCL NVDR	1,031,054	2,271,867
PTT PCL NVDR	836,200	1,211,518
Siam Cement PCL (The) NVDR	2,100	26,242
Thai Oil PCL NVDR	509,162	1,194,909

		8,000,132

Turkey — 1.2%
Akbank TAS	298,582	488,770
BIM Birlesik Magazalar AS	30,786	450,010
Eregli Demir ve Celik Fabrikalari TAS	238,838	530,306
Ford Otomotiv Sanayi AS	52,269	697,474
MLP Saglik Hizmetleri AS 144A*	62,729	196,359
Sok Marketler Ticaret AS*	141,289	266,656
TAV Havalimanlari Holding AS	144,529	705,994
Tofas Turk Otomobil Fabrikasi AS	49,727	260,442
Turk Hava Yollari AO*	339,950	1,001,975
Türkiye Garanti Bankasi AS	184,298	336,192
Türkiye Is Bankasi Class C	270,241	335,312

See Notes to Financial Statements.

222

	Shares	Value
Turkiye Vakiflar Bankasi TAO Class D	200,605	$214,411
Yapi ve Kredi Bankasi AS*	1	1

		5,483,902

United Kingdom — 0.8%
Anglo American PLC	92,589	2,070,950
Bank of Georgia Group PLC	2,466	61,347
Ferrexpo PLC	137,962	333,653
Georgia Capital PLC*	2,206	29,987
KAZ Minerals PLC*	32,393	360,388
NMC Health PLC	12,825	606,282
Quilter PLC 144A*	60,900	117,116
TBC Bank Group PLC	10,754	247,803

		3,827,526

Total Foreign Common Stocks (Cost $379,983,339)		398,872,560

FOREIGN PREFERRED STOCKS — 1.3%
Brazil — 1.2%
Azul SA
0.00%,*	32,200	175,799
Azul SA ADR
0.00%, Δ*	30,500	498,980
Banco Bradesco SA
0.00%, 07/03/18*	100,000	690,963
Banco Bradesco SA ADR
0.00%, 07/03/18*	19,100	131,026
Braskem SA Class A
3.69%, 05/02/18	3,800	49,395
Gerdau SA
0.43%, 05/22/18	133,800	478,135
Itau Unibanco Holding SA ADR
0.47%, 07/02/18	162,931	1,691,224
Itausa — Investimentos Itau SA
0.65%, 09/03/18	179,110	424,697
Petroleo Brasileiro SA
0.00%, 05/22/18*	328,700	1,456,177

		5,596,396

Colombia — 0.1%
Grupo Aval Acciones y Valores SA
3.90%, 07/26/18	197,709	82,630
Grupo Aval Acciones y Valores SA ADR
4.23%, 07/30/18	6,900	57,201

		139,831

Total Foreign Preferred Stocks (Cost $6,625,468)		5,736,227

MONEY MARKET FUNDS — 8.9%
GuideStone Money Market Fund (Investor Class)¥	25,081,784	25,081,784
Northern Institutional Liquid Assets Portfolio§	1,862,134	1,862,134

	Shares	Value
Northern Institutional U.S. Government Portfolio	13,831,327	$13,831,327

Total Money Market Funds (Cost $40,775,245)		40,775,245

	Par
U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bill
2.09%, 12/06/18Ω‡‡ (Cost $1,387,244)	$1,400,000	1,387,637

TOTAL INVESTMENTS — 99.2% (Cost $435,494,293)		453,303,026
Other Assets in Excess of Liabilities — 0.8%		3,721,141

NET ASSETS — 100.0%		$457,024,167

PORTFOLIO SUMMARY (based on net assets)

%
Information Technology	31.4
Financials	20.5
Money Market Funds	8.9
Consumer Discretionary	8.8
Materials	7.7
Energy	6.3
Industrials	4.6
Health Care	3.5
Consumer Staples	2.5
Telecommunication Services	2.3
Real Estate	1.4
Utilities	1.0
U.S. Treasury Obligation	0.3

99.2

See Notes to Financial Statements.

223

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

Futures Contracts outstanding at June 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
TAIEX	07/2018	33	$2,311,304	GSC	$(912)
Tel Aviv 35 Index	07/2018	16	663,412	GSC	(2,395)
HSCEI Index	07/2018	8	554,145	GSC	(7,104)
HSCEI Index	07/2018	79	5,472,182	BAR	(8,319)
MSCI Taiwan Index	07/2018	37	1,434,120	GSC	9,276
MSCI Taiwan Index	07/2018	30	1,162,800	BAR	9,108
SGX MSCI Singapore Index	07/2018	(72)	(1,934,092)	BAR	(1,804)
FTSE Bursa Malaysia KLCI Index	07/2018	(15)	(314,983)	BAR	(4,541)
Bovespa Index	08/2018	75	1,411,275	GSC	(11,461)
BIST 30 Index	08/2018	(22)	(58,031)	JPM	(840)
BIST 30 Index	08/2018	(121)	(319,169)	GSC	(2,491)
KOSPI 200 Index	09/2018	19	1,278,600	GSC	(71,999)
KOSPI 200 Index	09/2018	118	7,940,781	BAR	(427,448)
FTSE/JSE Top 40 Index	09/2018	(108)	(4,069,319)	BAR	17,113
Mexican Bolsa Index	09/2018	(1)	(24,292)	BAR	(328)
MSCI Emerging Markets Index	09/2018	590	31,367,350	GSC	(39,185)
WIG20 Index	09/2018	(24)	(267,062)	GSC	15,455
SET50 Index	09/2018	(9)	(56,820)	BAR	554

Total Futures Contracts outstanding at June 30, 2018			$46,552,201		$(527,321)

Forward Foreign Currency Contracts outstanding at June 30, 2018:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/19/18	U.S. Dollars	1,318,371	South African Rand	16,700,000	CITI	$113,935
09/19/18	U.S. Dollars	1,739,384	South Korean Won	1,853,840,000	CITI	70,363
09/19/18	U.S. Dollars	1,737,857	South Korean Won	1,853,840,000	CITI	68,836
09/19/18	U.S. Dollars	1,730,977	South Korean Won	1,853,840,000	CITI	61,956
09/19/18	U.S. Dollars	1,730,250	South Korean Won	1,853,840,000	CITI	61,229
09/19/18	U.S. Dollars	1,729,621	South Korean Won	1,853,840,000	CITI	60,599
09/19/18	U.S. Dollars	2,464,384	Brazilian Reals	9,400,000	CITI	59,519
09/19/18	Turkish Lira	6,183,000	U.S. Dollars	1,240,453	CITI	59,100
09/19/18	U.S. Dollars	1,725,583	South Korean Won	1,853,840,000	CITI	56,561
09/19/18	U.S. Dollars	1,724,857	South Korean Won	1,853,840,000	CITI	55,836
09/19/18	U.S. Dollars	1,722,053	South Korean Won	1,853,840,000	CITI	53,032
09/19/18	U.S. Dollars	844,044	Brazilian Reals	3,108,583	CITI	48,755
09/19/18	U.S. Dollars	843,895	Brazilian Reals	3,108,583	CITI	48,606
09/19/18	Turkish Lira	6,183,000	U.S. Dollars	1,251,000	CITI	48,554
09/19/18	U.S. Dollars	841,280	Brazilian Reals	3,108,583	CITI	45,991
09/19/18	U.S. Dollars	841,223	Brazilian Reals	3,108,583	CITI	45,934
09/19/18	U.S. Dollars	1,322,302	Brazilian Reals	5,000,000	CITI	43,119
09/19/18	Mexican Pesos	21,690,770	U.S. Dollars	1,040,476	CITI	37,645
09/19/18	Mexican Pesos	21,690,769	U.S. Dollars	1,043,904	CITI	34,217
09/19/18	U.S. Dollars	828,036	Brazilian Reals	3,108,583	CITI	32,747
09/19/18	Mexican Pesos	21,690,769	U.S. Dollars	1,047,338	CITI	30,783
09/19/18	U.S. Dollars	825,540	Brazilian Reals	3,108,584	CITI	30,251
09/19/18	U.S. Dollars	825,277	Brazilian Reals	3,108,584	CITI	29,988
09/19/18	U.S. Dollars	375,502	South African Rand	4,800,000	CITI	29,317
09/19/18	U.S. Dollars	823,812	Brazilian Reals	3,108,583	CITI	28,522
09/19/18	Mexican Pesos	21,690,770	U.S. Dollars	1,049,707	CITI	28,414

See Notes to Financial Statements.

224

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/19/18	U.S. Dollars	1,705,852	Chinese Offshore Yuan	11,179,000	CITI	$26,040
09/19/18	U.S. Dollars	821,656	Indonesian Rupiahs	11,550,873,401	CITI	24,426
09/19/18	U.S. Dollars	420,306	Brazilian Reals	1,549,000	CITI	24,015
09/19/18	U.S. Dollars	741,688	Chinese Offshore Yuan	4,782,000	CITI	23,121
09/19/18	U.S. Dollars	819,034	Indonesian Rupiahs	11,550,873,401	CITI	21,805
09/19/18	U.S. Dollars	816,713	Brazilian Reals	3,108,584	CITI	21,423
09/19/18	U.S. Dollars	818,192	Indonesian Rupiahs	11,550,873,402	CITI	20,963
09/19/18	U.S. Dollars	583,363	South Korean Won	625,193,000	CITI	20,499
09/19/18	U.S. Dollars	390,048	Hungarian Forint	104,000,000	CITI	19,456
09/19/18	Turkish Lira	1,661,000	U.S. Dollars	331,244	CITI	17,867
09/19/18	Turkish Lira	6,183,000	U.S. Dollars	1,281,854	CITI	17,699
09/19/18	U.S. Dollars	426,641	Brazilian Reals	1,600,000	CITI	17,303
09/19/18	U.S. Dollars	590,243	Chinese Offshore Yuan	3,813,000	CITI	17,283
09/19/18	U.S. Dollars	1,014,991	Brazilian Reals	3,900,000	CITI	17,228
09/20/18	U.S. Dollars	492,341	Israeli Shekels	1,735,385	CITI	15,163
09/19/18	U.S. Dollars	439,419	Chinese Offshore Yuan	2,825,000	CITI	14,921
09/19/18	U.S. Dollars	810,051	Brazilian Reals	3,108,583	CITI	14,762
09/19/18	U.S. Dollars	389,045	South African Rand	5,200,000	CITI	14,011
09/20/18	U.S. Dollars	491,010	Israeli Shekels	1,735,384	CITI	13,833
09/19/18	U.S. Dollars	390,844	Colombian Pesos	1,110,000,000	CITI	13,586
09/20/18	U.S. Dollars	490,691	Israeli Shekels	1,735,385	CITI	13,513
09/19/18	Turkish Lira	6,183,000	U.S. Dollars	1,286,120	CITI	13,433
09/20/18	U.S. Dollars	490,386	Israeli Shekels	1,735,384	CITI	13,208
09/19/18	U.S. Dollars	1,232,028	Czech Republic Koruna	27,000,000	CITI	12,918
09/20/18	U.S. Dollars	490,088	Israeli Shekels	1,735,385	CITI	12,910
09/20/18	U.S. Dollars	489,646	Israeli Shekels	1,735,384	CITI	12,469
09/20/18	U.S. Dollars	489,598	Israeli Shekels	1,735,385	CITI	12,420
09/20/18	U.S. Dollars	489,487	Israeli Shekels	1,735,385	CITI	12,309
09/19/18	U.S. Dollars	366,082	Thai Baht	11,696,000	CITI	12,174
09/19/18	U.S. Dollars	831,835	Turkish Lira	3,900,000	CITI	12,127
09/20/18	U.S. Dollars	489,252	Israeli Shekels	1,735,385	CITI	12,075
09/19/18	Mexican Pesos	21,690,770	U.S. Dollars	1,066,082	CITI	12,039
09/20/18	U.S. Dollars	489,184	Israeli Shekels	1,735,385	CITI	12,006
09/19/18	U.S. Dollars	809,165	Indonesian Rupiahs	11,550,873,402	CITI	11,936
09/20/18	U.S. Dollars	489,059	Israeli Shekels	1,735,385	CITI	11,882
09/20/18	U.S. Dollars	488,914	Israeli Shekels	1,735,384	CITI	11,737
09/19/18	U.S. Dollars	379,336	South African Rand	5,100,000	CITI	11,514
09/19/18	U.S. Dollars	1,034,736	Brazilian Reals	4,000,000	CITI	11,389
09/19/18	U.S. Dollars	581,152	Taiwan Dollars	17,289,000	CITI	10,920
09/19/18	Mexican Pesos	21,690,769	U.S. Dollars	1,067,276	CITI	10,845
09/19/18	U.S. Dollars	284,636	South African Rand	3,800,000	CITI	10,573
09/19/18	Turkish Lira	5,100,000	U.S. Dollars	1,061,385	CITI	10,542
09/19/18	U.S. Dollars	240,510	Brazilian Reals	900,000	CITI	10,257
09/19/18	U.S. Dollars	854,255	Brazilian Reals	3,300,000	CITI	9,995
09/20/18	U.S. Dollars	486,613	Israeli Shekels	1,735,384	CITI	9,435
09/19/18	U.S. Dollars	256,600	Chinese Offshore Yuan	1,646,000	CITI	9,264
09/19/18	U.S. Dollars	804,392	Brazilian Reals	3,108,583	CITI	9,102
09/19/18	U.S. Dollars	514,727	Philippine Pesos	27,198,250	CITI	8,519
09/19/18	U.S. Dollars	470,049	South African Rand	6,400,000	CITI	8,469
09/19/18	U.S. Dollars	522,512	Singapore Dollars	700,000	CITI	7,836
09/19/18	U.S. Dollars	263,209	Brazilian Reals	1,000,000	CITI	7,373
09/19/18	U.S. Dollars	396,257	South African Rand	5,400,000	CITI	6,798
09/19/18	Mexican Pesos	21,690,769	U.S. Dollars	1,071,365	CITI	6,756
09/19/18	Mexican Pesos	21,690,769	U.S. Dollars	1,071,399	CITI	6,722
09/19/18	U.S. Dollars	512,834	Philippine Pesos	27,198,250	CITI	6,626
09/19/18	U.S. Dollars	512,689	Philippine Pesos	27,198,250	CITI	6,481

See Notes to Financial Statements.

225

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/19/18	U.S. Dollars	512,689	Philippine Pesos	27,198,250	CITI	$6,481
09/19/18	U.S. Dollars	512,641	Philippine Pesos	27,198,250	CITI	6,433
09/19/18	U.S. Dollars	512,158	Philippine Pesos	27,198,250	CITI	5,950
09/19/18	U.S. Dollars	92,473	South African Rand	1,200,000	CITI	5,927
09/19/18	U.S. Dollars	511,956	Philippine Pesos	27,198,250	CITI	5,748
09/19/18	U.S. Dollars	107,937	Chinese Offshore Yuan	690,250	CITI	4,217
09/19/18	U.S. Dollars	510,380	Philippine Pesos	27,198,250	CITI	4,172
09/19/18	U.S. Dollars	107,607	Chinese Offshore Yuan	690,250	CITI	3,887
09/19/18	U.S. Dollars	107,606	Chinese Offshore Yuan	690,250	CITI	3,885
09/19/18	U.S. Dollars	107,572	Chinese Offshore Yuan	690,250	CITI	3,852
09/19/18	U.S. Dollars	107,330	Chinese Offshore Yuan	690,250	CITI	3,610
09/19/18	U.S. Dollars	318,874	Turkish Lira	1,500,000	CITI	3,601
09/19/18	Mexican Pesos	15,900,000	U.S. Dollars	786,767	CITI	3,529
09/19/18	U.S. Dollars	107,215	Chinese Offshore Yuan	690,250	CITI	3,494
09/19/18	Mexican Pesos	50,700,000	U.S. Dollars	2,516,513	CITI	3,486
09/19/18	U.S. Dollars	107,206	Chinese Offshore Yuan	690,250	CITI	3,486
09/19/18	U.S. Dollars	107,170	Chinese Offshore Yuan	690,250	CITI	3,449
09/19/18	U.S. Dollars	156,944	Brazilian Reals	600,000	CITI	3,442
09/19/18	U.S. Dollars	150,525	Chinese Offshore Yuan	980,000	CITI	3,265
09/19/18	U.S. Dollars	1,372,226	Chinese Offshore Yuan	9,112,000	CITI	3,012
09/19/18	U.S. Dollars	111,498	Colombian Pesos	320,000,000	CITI	2,739
09/20/18	U.S. Dollars	63,745	Chilean Pesos	40,000,000	CITI	2,530
09/19/18	U.S. Dollars	580,267	Chinese Offshore Yuan	3,845,000	CITI	2,498
09/19/18	U.S. Dollars	799,725	Indonesian Rupiahs	11,550,873,401	CITI	2,496
09/19/18	U.S. Dollars	177,066	Hungarian Forint	49,000,000	CITI	2,460
09/19/18	U.S. Dollars	71,932	Thai Baht	2,300,000	CITI	2,337
09/19/18	U.S. Dollars	67,120	Thai Baht	2,143,000	CITI	2,275
09/19/18	U.S. Dollars	64,579	Chinese Offshore Yuan	415,000	CITI	2,219
09/19/18	U.S. Dollars	239,024	Russian Rubles	15,000,000	CITI	2,198
09/19/18	U.S. Dollars	35,155	Brazilian Reals	130,000	CITI	1,896
09/19/18	U.S. Dollars	45,139	South African Rand	600,000	CITI	1,866
09/19/18	U.S. Dollars	51,734	Hungarian Forint	14,000,000	CITI	1,847
09/19/18	U.S. Dollars	187,944	Philippine Pesos	10,000,000	CITI	1,827
09/19/18	Mexican Pesos	21,690,769	U.S. Dollars	1,076,346	CITI	1,775
09/19/18	U.S. Dollars	43,402	Chinese Offshore Yuan	279,000	CITI	1,478
09/19/18	Indian Rupees	26,139,000	U.S. Dollars	376,026	CITI	1,447
09/19/18	U.S. Dollars	94,466	Philippine Pesos	5,000,000	CITI	1,407
09/19/18	U.S. Dollars	49,782	Thai Baht	1,600,000	CITI	1,367
09/19/18	Mexican Pesos	761,000	U.S. Dollars	36,576	CITI	1,249
09/19/18	Mexican Pesos	727,000	U.S. Dollars	34,937	CITI	1,198
09/19/18	U.S. Dollars	35,144	Colombian Pesos	100,000,000	CITI	1,157
09/19/18	U.S. Dollars	26,704	Brazilian Reals	100,000	CITI	1,120
09/19/18	U.S. Dollars	652,526	Philippine Pesos	35,000,000	CITI	1,114
09/19/18	U.S. Dollars	31,212	Thai Baht	1,000,000	CITI	953
09/19/18	U.S. Dollars	25,128	Thai Baht	800,000	CITI	921
09/19/18	U.S. Dollars	48,247	Russian Rubles	3,000,000	CITI	882
09/19/18	Turkish Lira	100,000	U.S. Dollars	20,244	CITI	774
09/19/18	U.S. Dollars	52,171	Singapore Dollars	70,000	CITI	703
09/19/18	U.S. Dollars	8,118	South African Rand	103,000	CITI	690
09/19/18	U.S. Dollars	84,720	Turkish Lira	400,000	CITI	647
09/19/18	U.S. Dollars	765,285	Hong Kong Dollars	5,991,000	CITI	608
09/19/18	Turkish Lira	200,000	U.S. Dollars	41,460	CITI	576
09/20/18	U.S. Dollars	46,483	Chilean Pesos	30,000,000	CITI	571
09/19/18	U.S. Dollars	541,463	South African Rand	7,500,000	CITI	548
09/19/18	Czech Republic Koruna	1,100,000	U.S. Dollars	49,124	CITI	544
09/19/18	Hong Kong Dollars	13,453,000	U.S. Dollars	1,716,574	CITI	534

See Notes to Financial Statements.

226

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/19/18	U.S. Dollars	15,638	Thai Baht	500,000	CITI	$509
09/19/18	Euro	50,000	U.S. Dollars	58,254	CITI	502
09/19/18	U.S. Dollars	15,611	Thai Baht	500,000	CITI	481
09/19/18	U.S. Dollars	15,658	Colombian Pesos	45,000,000	CITI	364
09/19/18	U.S. Dollars	797,572	Indonesian Rupiahs	11,550,873,402	CITI	342
09/19/18	Hong Kong Dollars	10,687,000	U.S. Dollars	1,363,758	CITI	305
09/19/18	U.S. Dollars	15,594	Colombian Pesos	45,000,000	CITI	299
09/19/18	U.S. Dollars	408,966	Hong Kong Dollars	3,202,000	CITI	270
09/19/18	U.S. Dollars	23,726	Euro	20,000	CITI	223
09/19/18	U.S. Dollars	51,662	Thai Baht	1,700,000	CITI	222
09/19/18	U.S. Dollars	279,742	Hong Kong Dollars	2,190,000	CITI	216
09/19/18	U.S. Dollars	242,689	Hong Kong Dollars	1,900,000	CITI	178
09/19/18	Colombian Pesos	180,000,000	U.S. Dollars	61,041	CITI	136
09/19/18	U.S. Dollars	11,875	Euro	10,000	CITI	124
09/19/18	Hong Kong Dollars	2,300,000	U.S. Dollars	293,443	CITI	123
09/19/18	U.S. Dollars	3,147	Thai Baht	100,000	CITI	121
09/19/18	Euro	10,000	U.S. Dollars	11,632	CITI	119
09/19/18	U.S. Dollars	3,137	Thai Baht	100,000	CITI	111
09/19/18	U.S. Dollars	159,528	Hong Kong Dollars	1,249,000	CITI	109
09/19/18	Hong Kong Dollars	4,373,000	U.S. Dollars	558,052	CITI	107
09/19/18	Czech Republic Koruna	600,000	U.S. Dollars	26,986	CITI	105
09/19/18	U.S. Dollars	3,130	Thai Baht	100,000	CITI	104
09/19/18	U.S. Dollars	3,032	Thai Baht	97,000	CITI	97
09/19/18	U.S. Dollars	228,181	Hong Kong Dollars	1,787,000	CITI	92
09/19/18	Euro	50,000	U.S. Dollars	58,667	CITI	88
09/19/18	U.S. Dollars	24,294	Thai Baht	800,000	CITI	87
09/19/18	Hong Kong Dollars	2,900,000	U.S. Dollars	370,067	CITI	82
09/19/18	U.S. Dollars	11,832	Euro	10,000	CITI	81
09/19/18	Turkish Lira	10,000	U.S. Dollars	2,024	CITI	78
09/19/18	Hong Kong Dollars	1,122,000	U.S. Dollars	143,136	CITI	73
09/19/18	U.S. Dollars	24,359	Peruvian Nuevo Soles	80,000	CITI	68
09/19/18	U.S. Dollars	140,593	Hong Kong Dollars	1,101,000	CITI	64
09/19/18	U.S. Dollars	7,325	Thai Baht	240,000	CITI	63
09/19/18	U.S. Dollars	1,263,670	Hong Kong Dollars	9,900,000	CITI	59
09/19/18	U.S. Dollars	1,662	Thai Baht	53,000	CITI	58
09/19/18	Euro	10,000	U.S. Dollars	11,701	CITI	51
09/19/18	U.S. Dollars	11,798	Euro	10,000	CITI	47
09/19/18	U.S. Dollars	51,101	Hong Kong Dollars	400,000	CITI	46
09/19/18	U.S. Dollars	9,152	Peruvian Nuevo Soles	30,000	CITI	43
09/19/18	Peruvian Nuevo Soles	10,000	U.S. Dollars	2,996	CITI	40
09/19/18	Hong Kong Dollars	1,300,000	U.S. Dollars	165,890	CITI	39
09/19/18	Euro	10,000	U.S. Dollars	11,717	CITI	34
09/19/18	Polish Zloty	400,000	U.S. Dollars	106,901	CITI	32
09/19/18	U.S. Dollars	38,322	Hong Kong Dollars	300,000	CITI	31
09/19/18	Hong Kong Dollars	1,100,000	U.S. Dollars	140,374	CITI	27
09/19/18	U.S. Dollars	2,807	Mexican Pesos	56,000	CITI	24
09/19/18	Hong Kong Dollars	3,461,000	U.S. Dollars	441,731	CITI	22
09/19/18	U.S. Dollars	102,132	Hong Kong Dollars	800,000	CITI	22
09/19/18	U.S. Dollars	63,836	Hong Kong Dollars	500,000	CITI	18
09/19/18	U.S. Dollars	533	South Korean Won	573,000	CITI	17
09/19/18	U.S. Dollars	503	South Korean Won	540,000	CITI	16
09/19/18	U.S. Dollars	1,085	Polish Zloty	4,000	CITI	15
09/19/18	U.S. Dollars	102,125	Hong Kong Dollars	800,000	CITI	15
09/19/18	Mexican Pesos	8,000	U.S. Dollars	383	CITI	15
09/19/18	Mexican Pesos	3,005,000	U.S. Dollars	149,348	CITI	13
09/19/18	U.S. Dollars	1,454	Mexican Pesos	29,000	CITI	13

See Notes to Financial Statements.

227

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/20/18	U.S. Dollars	213	Chilean Pesos	133,000	CITI	$9
09/19/18	U.S. Dollars	276	Polish Zloty	1,000	CITI	9
09/19/18	U.S. Dollars	149	South African Rand	2,000	CITI	5
09/19/18	U.S. Dollars	25,532	Hong Kong Dollars	200,000	CITI	5
09/19/18	U.S. Dollars	1,972	Thai Baht	65,000	CITI	5
09/19/18	U.S. Dollars	3,041	Peruvian Nuevo Soles	10,000	CITI	5
09/19/18	U.S. Dollars	3,039	Peruvian Nuevo Soles	10,000	CITI	3
09/19/18	Mexican Pesos	1,000	U.S. Dollars	48	CITI	2
09/19/18	Turkish Lira	1,300,000	U.S. Dollars	273,235	CITI	2
09/19/18	U.S. Dollars	59	Indian Rupees	4,000	CITI	1
09/19/18	U.S. Dollars	1,262	Turkish Lira	6,000	CITI	1
09/19/18	U.S. Dollars	1,404	Hong Kong Dollars	11,000	CITI	—

Subtotal Appreciation						$2,180,849

09/19/18	U.S. Dollars	3,035	Peruvian Nuevo Soles	10,000	CITI	$(1)
09/19/18	Hong Kong Dollars	15,000	U.S. Dollars	1,916	CITI	(2)
09/19/18	Colombian Pesos	10,000,000	U.S. Dollars	3,400	CITI	(2)
09/19/18	U.S. Dollars	101,244	Thai Baht	3,346,000	CITI	(2)
09/19/18	U.S. Dollars	834	Russian Rubles	53,000	CITI	(3)
09/19/18	Euro	10,000	U.S. Dollars	11,755	CITI	(4)
09/19/18	Thai Baht	600,000	U.S. Dollars	18,160	CITI	(4)
09/19/18	U.S. Dollars	3,032	Peruvian Nuevo Soles	10,000	CITI	(5)
09/19/18	Peruvian Nuevo Soles	10,000	U.S. Dollars	3,043	CITI	(7)
09/19/18	Thai Baht	74,000	U.S. Dollars	2,248	CITI	(9)
09/19/18	Hong Kong Dollars	343,000	U.S. Dollars	43,789	CITI	(10)
09/19/18	U.S. Dollars	102,100	Hong Kong Dollars	800,000	CITI	(10)
09/19/18	Peruvian Nuevo Soles	10,000	U.S. Dollars	3,048	CITI	(11)
09/19/18	Peruvian Nuevo Soles	10,000	U.S. Dollars	3,049	CITI	(12)
09/19/18	Hong Kong Dollars	506,000	U.S. Dollars	64,599	CITI	(14)
09/19/18	U.S. Dollars	3,022	Peruvian Nuevo Soles	10,000	CITI	(15)
09/19/18	U.S. Dollars	31,561	Russian Rubles	2,000,000	CITI	(16)
09/19/18	U.S. Dollars	268,020	Hong Kong Dollars	2,100,000	CITI	(19)
09/19/18	Peruvian Nuevo Soles	10,000	U.S. Dollars	3,060	CITI	(23)
09/19/18	Czech Republic Koruna	300,000	U.S. Dollars	13,577	CITI	(31)
09/19/18	Hong Kong Dollars	800,000	U.S. Dollars	102,143	CITI	(33)
09/19/18	Hong Kong Dollars	1,200,000	U.S. Dollars	153,212	CITI	(47)
09/19/18	U.S. Dollars	153,118	Hong Kong Dollars	1,200,000	CITI	(47)
09/19/18	Taiwan Dollars	61,000	U.S. Dollars	2,060	CITI	(48)
09/19/18	Thai Baht	47,000	U.S. Dollars	1,472	CITI	(49)
09/19/18	Peruvian Nuevo Soles	20,000	U.S. Dollars	6,124	CITI	(51)
09/19/18	U.S. Dollars	11,694	Euro	10,000	CITI	(57)
09/19/18	U.S. Dollars	11,692	Euro	10,000	CITI	(59)
09/19/18	Indian Rupees	1,000,000	U.S. Dollars	14,500	CITI	(59)
09/19/18	Euro	10,000	U.S. Dollars	11,812	CITI	(61)
09/19/18	Mexican Pesos	6,702,000	U.S. Dollars	333,180	CITI	(63)
09/19/18	Hong Kong Dollars	700,000	U.S. Dollars	89,410	CITI	(63)
09/19/18	U.S. Dollars	168,796	Hong Kong Dollars	1,323,000	CITI	(69)
09/19/18	Philippine Pesos	1,747,000	U.S. Dollars	32,585	CITI	(70)
09/19/18	U.S. Dollars	153,091	Hong Kong Dollars	1,200,000	CITI	(74)
09/19/18	U.S. Dollars	153,089	Hong Kong Dollars	1,200,000	CITI	(76)
09/19/18	Indonesian Rupiahs	469,098,000	U.S. Dollars	32,470	CITI	(94)
09/19/18	Colombian Pesos	1,360,000,000	U.S. Dollars	462,321	CITI	(95)
09/19/18	Thai Baht	100,000	U.S. Dollars	3,132	CITI	(106)
09/19/18	U.S. Dollars	11,644	Euro	10,000	CITI	(107)
09/19/18	Taiwan Dollars	161,000	U.S. Dollars	5,417	CITI	(107)
09/19/18	Hong Kong Dollars	2,019,000	U.S. Dollars	257,816	CITI	(115)

See Notes to Financial Statements.

228

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/19/18	Hong Kong Dollars	800,000	U.S. Dollars	102,229	CITI	$(119)
09/19/18	Hong Kong Dollars	2,100,000	U.S. Dollars	268,164	CITI	(125)
09/19/18	Russian Rubles	5,179,000	U.S. Dollars	81,910	CITI	(142)
09/19/18	Thai Baht	2,100,000	U.S. Dollars	63,691	CITI	(147)
09/19/18	Thai Baht	600,000	U.S. Dollars	18,320	CITI	(165)
09/19/18	Peruvian Nuevo Soles	409,874	U.S. Dollars	124,620	CITI	(168)
09/19/18	Euro	50,000	U.S. Dollars	58,935	CITI	(179)
09/19/18	Thai Baht	200,000	U.S. Dollars	6,241	CITI	(189)
09/19/18	Euro	50,000	U.S. Dollars	58,946	CITI	(191)
09/19/18	U.S. Dollars	101,053	Indonesian Rupiahs	1,466,926,000	CITI	(192)
09/19/18	Hong Kong Dollars	3,300,000	U.S. Dollars	421,399	CITI	(195)
09/19/18	Thai Baht	200,000	U.S. Dollars	6,274	CITI	(222)
09/19/18	Euro	50,000	U.S. Dollars	58,991	CITI	(236)
09/19/18	Hong Kong Dollars	4,804,750	U.S. Dollars	613,518	CITI	(252)
09/19/18	Polish Zloty	400,000	U.S. Dollars	107,208	CITI	(275)
09/19/18	Thai Baht	400,000	U.S. Dollars	12,400	CITI	(296)
09/19/18	Euro	50,000	U.S. Dollars	59,056	CITI	(300)
09/19/18	U.S. Dollars	47,060	Russian Rubles	3,000,000	CITI	(305)
09/19/18	Hong Kong Dollars	4,804,750	U.S. Dollars	613,592	CITI	(325)
09/19/18	U.S. Dollars	20,685	Turkish Lira	100,000	CITI	(334)
09/19/18	Russian Rubles	24,000,000	U.S. Dollars	379,270	CITI	(349)
09/19/18	Hong Kong Dollars	4,804,750	U.S. Dollars	613,628	CITI	(361)
09/19/18	Thai Baht	300,000	U.S. Dollars	9,451	CITI	(374)
09/19/18	Euro	50,000	U.S. Dollars	59,137	CITI	(381)
09/19/18	Hong Kong Dollars	4,804,750	U.S. Dollars	613,698	CITI	(432)
09/19/18	U.S. Dollars	31,138	Russian Rubles	2,000,000	CITI	(439)
09/19/18	U.S. Dollars	324,101	South African Rand	4,500,000	CITI	(447)
09/19/18	Hong Kong Dollars	4,804,750	U.S. Dollars	613,718	CITI	(452)
09/19/18	Euro	50,000	U.S. Dollars	59,282	CITI	(527)
09/19/18	Hong Kong Dollars	4,594,000	U.S. Dollars	586,927	CITI	(560)
09/19/18	Hong Kong Dollars	4,804,750	U.S. Dollars	613,832	CITI	(565)
09/19/18	Indian Rupees	25,000,000	U.S. Dollars	361,600	CITI	(575)
09/19/18	Brazilian Reals	51,000	U.S. Dollars	13,627	CITI	(579)
09/20/18	Chilean Pesos	10,000,000	U.S. Dollars	15,903	CITI	(600)
09/19/18	Hong Kong Dollars	4,804,750	U.S. Dollars	613,871	CITI	(604)
09/19/18	Hong Kong Dollars	4,804,750	U.S. Dollars	613,871	CITI	(604)
09/19/18	U.S. Dollars	148,257	Philippine Pesos	8,000,000	CITI	(637)
09/19/18	Hong Kong Dollars	5,850,000	U.S. Dollars	747,428	CITI	(748)
09/19/18	U.S. Dollars	20,252	Turkish Lira	100,000	CITI	(766)
09/19/18	Polish Zloty	81,000	U.S. Dollars	22,444	CITI	(790)
09/19/18	Polish Zloty	200,000	U.S. Dollars	54,262	CITI	(795)
09/19/18	Russian Rubles	79,608,500	U.S. Dollars	1,257,842	CITI	(954)
09/19/18	U.S. Dollars	796,197	Indonesian Rupiahs	11,550,873,402	CITI	(1,032)
09/19/18	Thai Baht	1,100,000	U.S. Dollars	34,371	CITI	(1,086)
09/19/18	U.S. Dollars	219,917	Russian Rubles	14,000,000	CITI	(1,120)
09/19/18	Philippine Pesos	5,187,000	U.S. Dollars	97,664	CITI	(1,124)
09/20/18	Chilean Pesos	17,142,000	U.S. Dollars	27,383	CITI	(1,149)
09/19/18	Indian Rupees	14,000,000	U.S. Dollars	203,341	CITI	(1,167)
09/19/18	U.S. Dollars	994,248	Indian Rupees	68,931,000	CITI	(1,184)
09/19/18	Thai Baht	3,200,000	U.S. Dollars	98,016	CITI	(1,187)
09/20/18	Chilean Pesos	20,000,000	U.S. Dollars	31,835	CITI	(1,227)
09/19/18	U.S. Dollars	19,779	Turkish Lira	100,000	CITI	(1,239)
09/19/18	Indonesian Rupiahs	2,000,000,000	U.S. Dollars	139,325	CITI	(1,287)
09/19/18	Thai Baht	1,500,000	U.S. Dollars	46,900	CITI	(1,512)
09/19/18	U.S. Dollars	993,862	Indian Rupees	68,931,000	CITI	(1,571)
09/19/18	Polish Zloty	1,300,000	U.S. Dollars	349,167	CITI	(1,636)

See Notes to Financial Statements.

229

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/19/18	Polish Zloty	322,000	U.S. Dollars	87,791	CITI	$(1,710)
09/19/18	Turkish Lira	617,000	U.S. Dollars	131,393	CITI	(1,711)
09/19/18	U.S. Dollars	795,512	Indonesian Rupiahs	11,550,873,401	CITI	(1,718)
09/19/18	U.S. Dollars	2,247,105	Turkish Lira	10,700,000	CITI	(1,839)
09/19/18	Indian Rupees	30,000,000	U.S. Dollars	435,187	CITI	(1,957)
09/19/18	U.S. Dollars	793,266	Brazilian Reals	3,108,584	CITI	(2,023)
09/19/18	U.S. Dollars	124,175	Russian Rubles	8,000,000	CITI	(2,132)
09/19/18	Thai Baht	2,233,000	U.S. Dollars	69,891	CITI	(2,323)
09/19/18	Colombian Pesos	270,000,000	U.S. Dollars	94,110	CITI	(2,344)
09/19/18	Indonesian Rupiahs	4,300,000,000	U.S. Dollars	299,173	CITI	(2,392)
09/19/18	U.S. Dollars	518,709	Philippine Pesos	28,000,000	CITI	(2,421)
09/19/18	Turkish Lira	700,000	U.S. Dollars	149,577	CITI	(2,450)
09/19/18	U.S. Dollars	348,649	South Korean Won	390,000,000	CITI	(2,470)
09/19/18	Indonesian Rupiahs	5,000,000,000	U.S. Dollars	347,586	CITI	(2,491)
09/19/18	Thai Baht	2,600,000	U.S. Dollars	81,203	CITI	(2,530)
09/19/18	U.S. Dollars	418,437	Indonesian Rupiahs	6,100,000,000	CITI	(2,579)
09/19/18	Indian Rupees	46,000,000	U.S. Dollars	666,871	CITI	(2,585)
09/19/18	Indonesian Rupiahs	5,100,000,000	U.S. Dollars	354,685	CITI	(2,688)
09/20/18	Chilean Pesos	45,713,500	U.S. Dollars	72,740	CITI	(2,781)
09/19/18	Brazilian Reals	1,300,000	U.S. Dollars	335,400	CITI	(2,812)
09/19/18	U.S. Dollars	620,434	Taiwan Dollars	18,900,000	CITI	(2,933)
09/20/18	Chilean Pesos	45,713,500	U.S. Dollars	73,034	CITI	(3,075)
09/20/18	Chilean Pesos	80,000,000	U.S. Dollars	125,510	CITI	(3,080)
09/19/18	Philippine Pesos	11,000,000	U.S. Dollars	207,822	CITI	(3,093)
09/19/18	Mexican Pesos	21,690,769	U.S. Dollars	1,081,239	CITI	(3,119)
09/19/18	U.S. Dollars	534,132	Brazilian Reals	2,100,000	CITI	(3,125)
09/19/18	Colombian Pesos	1,380,000,000	U.S. Dollars	472,162	CITI	(3,139)
09/19/18	Chinese Offshore Yuan	1,088,000	U.S. Dollars	166,757	CITI	(3,269)
09/19/18	Turkish Lira	1,900,000	U.S. Dollars	402,757	CITI	(3,411)
09/19/18	U.S. Dollars	328,124	Russian Rubles	21,000,000	CITI	(3,432)
09/20/18	Chilean Pesos	70,000,000	U.S. Dollars	110,559	CITI	(3,432)
09/19/18	Thai Baht	3,182,000	U.S. Dollars	99,730	CITI	(3,446)
09/19/18	U.S. Dollars	858,148	Turkish Lira	4,100,000	CITI	(3,597)
09/19/18	Mexican Pesos	21,690,769	U.S. Dollars	1,081,817	CITI	(3,697)
09/19/18	Polish Zloty	2,172,625	U.S. Dollars	584,926	CITI	(4,115)
09/19/18	Mexican Pesos	21,690,769	U.S. Dollars	1,082,518	CITI	(4,397)
09/19/18	Polish Zloty	2,172,625	U.S. Dollars	585,363	CITI	(4,552)
09/19/18	Russian Rubles	51,000,000	U.S. Dollars	810,229	CITI	(5,022)
09/19/18	Indian Rupees	20,000,000	U.S. Dollars	293,931	CITI	(5,111)
09/19/18	U.S. Dollars	183,589	Mexican Pesos	3,800,000	CITI	(5,287)
09/19/18	Chinese Offshore Yuan	894,000	U.S. Dollars	139,642	CITI	(5,305)
09/19/18	South African Rand	757,000	U.S. Dollars	59,926	CITI	(5,330)
09/19/18	U.S. Dollars	405,607	South African Rand	5,700,000	CITI	(5,488)
09/19/18	Chinese Offshore Yuan	1,065,000	U.S. Dollars	165,602	CITI	(5,570)
09/19/18	U.S. Dollars	278,281	Russian Rubles	18,000,000	CITI	(5,909)
09/19/18	Indonesian Rupiahs	5,500,000,000	U.S. Dollars	385,615	CITI	(6,010)
09/19/18	Indian Rupees	21,000,000	U.S. Dollars	309,316	CITI	(6,055)
09/19/18	U.S. Dollars	498,270	Turkish Lira	2,400,000	CITI	(6,166)
09/19/18	Indian Rupees	32,445,000	U.S. Dollars	474,760	CITI	(6,222)
09/19/18	Indian Rupees	34,000,000	U.S. Dollars	497,308	CITI	(6,314)
09/19/18	Indian Rupees	34,000,000	U.S. Dollars	497,313	CITI	(6,319)
09/19/18	Indian Rupees	59,000,000	U.S. Dollars	858,449	CITI	(6,429)
09/19/18	Indonesian Rupiahs	3,600,000,000	U.S. Dollars	255,103	CITI	(6,635)
09/19/18	Indonesian Rupiahs	3,700,000,000	U.S. Dollars	262,090	CITI	(6,720)
09/19/18	South Korean Won	297,267,000	U.S. Dollars	274,410	CITI	(6,779)
09/19/18	U.S. Dollars	679,089	Mexican Pesos	13,800,000	CITI	(6,828)

See Notes to Financial Statements.

230

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/19/18	Mexican Pesos	21,690,769	U.S. Dollars	1,085,009	CITI	$(6,888)
09/19/18	U.S. Dollars	172,001	Mexican Pesos	3,600,000	CITI	(6,934)
09/19/18	Philippine Pesos	24,000,000	U.S. Dollars	453,859	CITI	(7,177)
09/19/18	Indian Rupees	50,000,000	U.S. Dollars	729,556	CITI	(7,506)
09/19/18	Indian Rupees	26,000,000	U.S. Dollars	383,154	CITI	(7,688)
09/19/18	Philippine Pesos	32,000,000	U.S. Dollars	603,548	CITI	(7,971)
09/19/18	Taiwan Dollars	17,795,000	U.S. Dollars	594,994	CITI	(8,072)
09/19/18	Indonesian Rupiahs	3,800,000,000	U.S. Dollars	270,425	CITI	(8,153)
09/19/18	Indonesian Rupiahs	4,000,000,000	U.S. Dollars	284,597	CITI	(8,521)
09/19/18	Philippine Pesos	30,000,000	U.S. Dollars	566,922	CITI	(8,569)
09/19/18	Indian Rupees	37,000,000	U.S. Dollars	542,932	CITI	(8,615)
09/19/18	Indonesian Rupiahs	4,000,000,000	U.S. Dollars	284,881	CITI	(8,805)
09/19/18	Polish Zloty	2,172,625	U.S. Dollars	589,629	CITI	(8,818)
09/19/18	Polish Zloty	2,172,625	U.S. Dollars	589,751	CITI	(8,940)
09/19/18	Chinese Offshore Yuan	1,457,000	U.S. Dollars	227,993	CITI	(9,057)
09/19/18	Indian Rupees	48,000,000	U.S. Dollars	703,126	CITI	(9,958)
09/20/18	Israeli Shekels	1,500,000	U.S. Dollars	422,469	CITI	(10,015)
09/19/18	South African Rand	3,172,000	U.S. Dollars	238,899	CITI	(10,128)
09/19/18	Taiwan Dollars	17,795,000	U.S. Dollars	597,932	CITI	(11,011)
09/19/18	Indian Rupees	66,000,000	U.S. Dollars	964,446	CITI	(11,340)
09/20/18	Chilean Pesos	210,000,000	U.S. Dollars	332,727	CITI	(11,348)
09/20/18	Chilean Pesos	190,000,000	U.S. Dollars	302,180	CITI	(11,408)
09/19/18	U.S. Dollars	261,637	Mexican Pesos	5,500,000	CITI	(11,735)
09/19/18	Taiwan Dollars	17,795,000	U.S. Dollars	598,737	CITI	(11,816)
09/19/18	Taiwan Dollars	17,795,000	U.S. Dollars	598,959	CITI	(12,038)
09/19/18	Hungarian Forint	178,082,000	U.S. Dollars	646,633	CITI	(12,059)
09/19/18	Polish Zloty	2,172,625	U.S. Dollars	593,193	CITI	(12,381)
09/19/18	Taiwan Dollars	17,795,000	U.S. Dollars	599,605	CITI	(12,684)
09/19/18	Taiwan Dollars	17,795,000	U.S. Dollars	599,665	CITI	(12,744)
09/19/18	Polish Zloty	2,172,625	U.S. Dollars	593,810	CITI	(12,999)
09/19/18	Polish Zloty	2,172,625	U.S. Dollars	594,574	CITI	(13,763)
09/19/18	Taiwan Dollars	17,760,000	U.S. Dollars	600,205	CITI	(14,438)
09/19/18	Russian Rubles	79,608,500	U.S. Dollars	1,272,967	CITI	(16,079)
09/19/18	Taiwan Dollars	17,795,000	U.S. Dollars	603,182	CITI	(16,261)
09/19/18	Russian Rubles	55,000,000	U.S. Dollars	885,242	CITI	(16,883)
09/19/18	Taiwan Dollars	17,795,000	U.S. Dollars	603,837	CITI	(16,916)
09/20/18	Chilean Pesos	310,000,000	U.S. Dollars	491,598	CITI	(17,181)
09/19/18	Brazilian Reals	1,200,000	U.S. Dollars	325,072	CITI	(18,068)
09/20/18	Chilean Pesos	350,000,000	U.S. Dollars	553,870	CITI	(18,238)
09/19/18	South Korean Won	590,000,000	U.S. Dollars	550,581	CITI	(19,401)
09/19/18	Russian Rubles	79,608,500	U.S. Dollars	1,276,396	CITI	(19,508)
09/19/18	South African Rand	3,300,000	U.S. Dollars	258,455	CITI	(20,453)
09/19/18	Brazilian Reals	2,600,000	U.S. Dollars	685,680	CITI	(20,505)
09/19/18	Hungarian Forint	178,082,000	U.S. Dollars	655,517	CITI	(20,944)
09/19/18	Polish Zloty	2,172,625	U.S. Dollars	601,771	CITI	(20,959)
09/20/18	Chilean Pesos	380,000,000	U.S. Dollars	603,130	CITI	(21,586)
09/19/18	Hungarian Forint	178,082,000	U.S. Dollars	656,453	CITI	(21,880)
09/19/18	Hungarian Forint	178,082,000	U.S. Dollars	657,447	CITI	(22,874)
09/19/18	South Korean Won	750,000,000	U.S. Dollars	698,147	CITI	(22,918)
09/19/18	South Korean Won	770,000,000	U.S. Dollars	716,415	CITI	(23,180)
09/19/18	U.S. Dollars	508,208	Mexican Pesos	10,700,000	CITI	(23,626)
09/19/18	Hungarian Forint	178,082,000	U.S. Dollars	658,541	CITI	(23,968)
09/19/18	Hungarian Forint	178,082,000	U.S. Dollars	658,614	CITI	(24,041)
09/19/18	U.S. Dollars	585,288	Turkish Lira	2,900,000	CITI	(24,238)
09/19/18	U.S. Dollars	562,210	Mexican Pesos	11,800,000	CITI	(24,299)
09/19/18	Russian Rubles	79,608,500	U.S. Dollars	1,281,553	CITI	(24,666)

See Notes to Financial Statements.

231

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/19/18	South Korean Won	890,000,000	U.S. Dollars	826,718	CITI	$(25,447)
09/19/18	Hungarian Forint	178,082,000	U.S. Dollars	660,544	CITI	(25,971)
09/19/18	Brazilian Reals	2,127,000	U.S. Dollars	572,299	CITI	(28,135)
09/19/18	Singapore Dollars	3,112,500	U.S. Dollars	2,317,495	CITI	(29,025)
09/19/18	Singapore Dollars	3,112,500	U.S. Dollars	2,321,990	CITI	(33,520)
09/19/18	Hungarian Forint	178,082,000	U.S. Dollars	668,504	CITI	(33,930)
09/19/18	South African Rand	6,019,375	U.S. Dollars	468,399	CITI	(34,270)
09/19/18	U.S. Dollars	860,324	Mexican Pesos	18,000,000	CITI	(34,351)
09/19/18	U.S. Dollars	783,143	Turkish Lira	3,900,000	CITI	(36,565)
09/19/18	South African Rand	6,019,375	U.S. Dollars	471,149	CITI	(37,020)
09/19/18	Singapore Dollars	3,112,500	U.S. Dollars	2,326,112	CITI	(37,642)
09/19/18	South African Rand	6,019,375	U.S. Dollars	472,251	CITI	(38,123)
09/19/18	South African Rand	6,019,375	U.S. Dollars	472,451	CITI	(38,322)
09/19/18	South African Rand	6,019,375	U.S. Dollars	472,918	CITI	(38,790)
09/19/18	South African Rand	6,019,375	U.S. Dollars	474,286	CITI	(40,157)
09/19/18	Singapore Dollars	3,112,500	U.S. Dollars	2,329,136	CITI	(40,666)
09/19/18	South African Rand	6,019,375	U.S. Dollars	475,815	CITI	(41,687)
09/19/18	South African Rand	6,064,000	U.S. Dollars	479,233	CITI	(41,886)
09/19/18	South African Rand	6,019,375	U.S. Dollars	476,226	CITI	(42,097)
09/19/18	Brazilian Reals	5,100,000	U.S. Dollars	1,359,277	CITI	(54,510)
09/19/18	Chinese Offshore Yuan	11,183,000	U.S. Dollars	1,738,549	CITI	(58,136)

Subtotal Depreciation						$(1,867,035)

Total Forward Foreign Currency Contracts outstanding at June 30, 2018						$313,814

Swap agreements outstanding at June 30, 2018:

Reference Obligation	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
MSCI Poland Index, Floating financing rate: 1-Month WIBOR — 0.0025 (Monthly)	09/19/18	GSC	PLN	623,097	$8,174	$—	$8,174
MSCI Turkey Index, Floating financing rate: 1-Month TRLIBOR -0.005 (Monthly)	09/19/18	GSC	TRY	65,603	25	—	25
MSCI Poland Index, Floating financing rate: 1-Month WIBOR — 0.0035 (Monthly)	09/19/18	GSC	PLN	720,636	10,239	—	10,239
MSCI China Index, Floating financing rate: 1-Month HIBOR + 0.005 (Monthly)	09/19/18	GSC	HKD	16,185,325	(206,507)	—	(206,507)
MSCI Thailand Index, Floating financing rate: 1-Month ICE LIBOR USD + 0.003 (Monthly)	09/19/18	GSC	USD	6,305	735		735
MSCI South Africa Index, Floating financing rate: 1-Month SAFE South Africa JIBAR -0.006 (Monthly)	09/19/18	GSC	ZAR	22,370,440	6,898	—	6,898
MSCI South Africa Index, Floating financing rate: 1-Month SAFE South Africa JIBAR -0.006 (Monthly)	09/19/18	GSC	ZAR	24,539,210	—	—	—
MSCI Mexico Index, Floating financing rate: 28-Day Mexico Interbank TIIE + 0.0005 (Monthly)	09/19/18	GSC	MXN	22,701,818	—	—	—

Total Swap agreements outstanding at June 30, 2018					$(180,436)	$—	$(180,436)

See Notes to Financial Statements.

232

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$6,531,357	$6,531,357	$—	$—
Foreign Common Stocks:
Argentina	1,519,120	1,519,120	—	—
Australia	186,842	186,842	—	—
Brazil	16,462,745	16,462,745	—	—
Chile	3,241,704	3,241,704	—	—
China	92,303,009	92,303,009	—	—
Colombia	135,872	135,872	—	—
Czech Republic	1,720,505	1,720,505	—	—
Egypt	211,801	211,801	—	—
Germany	356,011	356,011	—	—
Greece	481,753	481,753	—	—
Hong Kong	43,209,890	43,209,890	—	—
Hungary	2,197,283	2,197,283	—	—
India	31,412,284	31,412,284	—	—
Indonesia	5,645,024	5,645,024	—	—
Isle of Man	161,780	161,780	—	—
Malaysia	7,685,762	7,685,762	—	—
Mexico	15,919,979	15,919,979	—	—
Netherlands	1,126,380	1,126,380	—	—
Nigeria	62,585	62,585	—	—
Peru	4,609,771	4,609,771	—	—
Philippines	1,486,287	1,486,287	—	—
Poland	6,213,012	6,213,012	—	—
Portugal	557,592	557,592	—	—
Qatar	332,585	—	332,585	—
Romania	226,891	226,891	—	—
Russia	11,256,471	11,256,471	—	—
South Africa	18,642,056	18,642,056	—	—
South Korea	64,349,698	64,349,698	—	—
Spain	362,849	362,849	—	—
Taiwan	49,483,459	49,483,459	—	—
Thailand	8,000,132	7,212,465	787,667	—
Turkey	5,483,902	5,483,902	—	—
United Kingdom	3,827,526	3,827,526	—	—
Foreign Preferred Stocks:
Brazil	5,596,396	5,596,396	—	—
Colombia	139,831	139,831	—	—
Money Market Funds	40,775,245	40,775,245	—	—
U.S. Treasury Obligation	1,387,637	—	1,387,637	—

Total Assets — Investments in Securities	$453,303,026	$450,795,137	$2,507,889	$—

See Notes to Financial Statements.

233

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Other Financial Instruments***
Futures Contract	$51,506	$51,506	$—	$—
Forward Foreign Currency Contracts	2,180,849	—	2,180,849	—
Swap Agreements	26,071	—	26,071	—

Total Assets — Other Financial Instruments	$2,258,426	$51,506	$2,206,920	$—

Liabilities:
Other Financial Instruments***
Futures Contract	$(578,827)	$(578,827)	$—	$—
Forward Foreign Currency Contracts	(1,867,035)	—	(1,867,035)	—
Swap Agreements	(206,507)	—	(206,507)	—

Total Liabilities — Other Financial Instruments	$(2,652,369)	$(578,827)	$(2,073,542)	$—

***

Other financial instruments are derivative instruments, such as futures contracts, forwards contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding”, “Forwards Foreign Currency Contracts outstanding” and “Swap agreements outstanding” disclosures.

Management has determined that the amount of transfers from Level 1 to Level 2 compared to total net assets is not material; therefore, the amount of transfers from Level 1 to Level 2 is not shown for the six-month period ended June 30, 2018.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2017 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of June 30, 2018 is $55,411,279.

See Notes to Financial Statements.

234

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STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2018 (Unaudited)

	Defensive Market Strategies Fund	Equity Index Fund
Assets
Investments in securities of unaffiliated issuers, at value	$1,019,620,816	$972,105,418
Investments in securities of affiliated issuers, at value	34,204,619	34,514,023

Total investments, at value(1), (2)	1,053,825,435	1,006,619,441
Cash collateral for derivatives	—	—
Deposits with broker	—	610,400
Foreign currency(3)	—	—
Receivables:
Dividends and reclaims	643,351	690,797
Interest	1,734,727	—
Securities lending	18,752	4,587
From advisor	6,819	6,738
Investment securities sold	5,755,441	1,890,435
Fund shares sold	154,450	271,870
Variation margin on financial futures contracts	—	28,372
Unrealized appreciation on foreign currency exchange contracts	33,108	—
Unrealized appreciation on bilateral swap agreements	—	—
Prepaid expenses and other assets	39,962	23,817

Total Assets	1,062,212,045	1,010,146,457

Liabilities
Securities sold short, at value(4)	144,565	—
Options written, at value(5)	1,262,717	—
Unrealized depreciation on foreign currency exchange contracts	5,107	—
Unrealized depreciation on bilateral swap agreements	—	—
Collateral held for securities on loan, at value	16,624,004	1,401,734
Collateral held for derivatives	—	—
Due to broker	—	—
Payables:
Investment securities purchased	9,531,400	480,808
Dividends on short sales	—	—
Fund shares redeemed	591,386	161,448
Variation margin on financial futures contracts	—	—
Securities lending	2,813	688
Foreign capital gains taxes	—	—
Accrued expenses:
Investment advisory fees	528,607	75,779
Professional fees	37,198	27,964
Shareholder servicing fees	73,503	105,419
S&P license fees	—	24,956
Other expenses	108,628	104,797

Total Liabilities	28,909,928	2,383,593

Net Assets	$1,033,302,117	$1,007,762,864

Net Assets Consist of:
Paid-in-capital	$909,558,415	$641,521,133
Accumulated net investment income	351,073	1,082,337
Undistributed (accumulated) net realized gain (loss) on investments, foreign currency and derivative transactions	25,091,811	(2,195,897)
Net unrealized appreciation (depreciation) on investments, foreign currency and derivative transactions	98,300,818	367,355,291

Net Assets	$1,033,302,117	$1,007,762,864

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$676,908,600	$499,900,773

Institutional shares outstanding	53,394,747	16,689,586

Net asset value, offering and redemption price per Institutional share	$12.68	$29.95

Net assets applicable to the Investor Class	$356,393,517	$507,862,091

Investor shares outstanding	28,106,044	16,947,109

Net asset value, offering and redemption price per Investor share	$12.68	$29.97

(1) Investments in securities of unaffiliated issuers, at cost	$921,152,740	$603,992,412
Investments in securities of affiliated issuers, at cost	34,204,619	34,514,023

Total investments, at cost	$955,357,359	$638,506,435

(2) Includes securities loaned of:	$42,551,880	$39,450,681

(3) Foreign currency, at cost	$—	$—

(4) Proceeds from securities sold short	$(142,730)	$—

(5) Premiums received on options written	$(1,070,807)	$—

(6)	Net of $(524,864) and $(430,586) accrued foreign capital gains taxed on appreciated securities for International Equity Fund and Emerging Markets Equity Fund, respectively.

See Notes to Financial Statements.

236

Value Equity Fund	Growth Equity Fund	Small Cap Equity Fund	International Equity Index Fund	International Equity Fund		Emerging Markets Equity Fund

$1,471,526,424	$1,779,864,393	$580,891,631	$181,633,423	$1,586,867,455		$428,221,242
31,215,782	55,475,171	21,270,447	5,846,389	70,635,416		25,081,784

1,502,742,206	1,835,339,564	602,162,078	187,479,812	1,657,502,871		453,303,026
—	—	—	—	3,782,083		2,314,654
84,000	—	—	81,000	8,281,821		—

—	—	—	576,052	8,486,623		1,400,303
1,739,655	793,023	568,744	767,963	9,026,224		2,153,955
—	—	—	—	—		—
7,619	20,005	29,522	7,555	69,650		4,806
6,584	11,690	3,821	—	13,674		2,865
2,553,540	12,936,229	2,455,221	—	19,932,935		7,731,637
115,745	1,197,443	52,259	205,604	2,510,138		26,777
1,575	41,895	—	45,510	1,291,626		692,685
—	—	—	—	3,367,717		2,180,849
—	—	—	—	122,895		26,071
27,441	27,106	8,759	25,080	30,441		26,756

1,507,278,365	1,850,366,955	605,280,404	189,188,576	1,714,418,698		469,864,384

—	—	—	—	82,514,305		—
—	—	—	—	—		—
—	—	—	—	3,669,130		1,867,035
—	—	—	—	765,217		206,507
2,876,989	7,090,548	12,515,437	844,414	5,406,326		1,862,134
—	—	—	—	270,000		309,907
—	—	—	—	16,432		—

5,303,736	4,087,926	2,942,865	—	21,813,481		6,907,471
—	—	—	—	156,757		—
181,835	13,743	60,972	23,748	615,666		306,003
18,382	—	42,400	260	1,129,671		203,055
1,143	3,001	4,428	1,133	10,447		721
—	—	—	—	524,864		430,586

664,441	1,047,302	460,221	18,181	967,884		314,917
32,654	31,871	37,691	32,582	37,281		39,420
79,574	139,845	58,840	—	71,048		17,433
—	—	—	—	—		—
161,101	170,900	93,503	35,206	404,169		375,028

9,319,855	12,585,136	16,216,357	955,524	118,372,678		12,840,217

$1,497,958,510	$1,837,781,819	$589,064,047	$188,233,052	$1,596,046,020		$457,024,167

$1,216,696,842	$1,233,575,364	$451,411,626	$175,698,520	$1,404,486,488		$432,595,122
990,385	158,510	552,609	3,039,765	19,276,207		3,424,585
32,673,325	68,801,042	43,583,008	(671,854)	74,856,707		3,572,115
247,597,958	535,246,903	93,516,804	10,166,621	97,426,618	(6)	17,432,345	(6)

$1,497,958,510	$1,837,781,819	$589,064,047	$188,233,052	$1,596,046,020		$457,024,167

$1,116,936,048	$1,163,899,321	$305,703,537	$188,233,052	$1,257,616,796		$379,419,837

50,385,815	42,060,127	15,671,861	17,898,630	81,841,805		37,744,429

$22.17	$27.67	$19.51	$10.52	$15.37		$10.05

$381,022,462	$673,882,498	$283,360,510	N/A	$338,429,224		$77,604,330

17,177,288	24,438,746	14,535,517	N/A	22,013,858		7,732,033

$22.18	$27.57	$19.49	N/A	$15.37		$10.04

$1,223,284,025	$1,243,870,288	$487,057,291	$171,237,646	$1,484,017,451		$410,412,509
31,215,782	55,475,171	21,270,447	5,846,389	70,635,416		25,081,784

$1,254,499,807	$1,299,345,459	$508,327,738	$177,084,035	$1,554,652,867		$435,494,293

$74,581,568	$172,630,815	$129,719,604	$3,113,940	$40,646,061		$8,962,704

$—	$—	$—	$579,153	$8,611,592		$1,375,829

$—	$—	$—	$—	$81,744,269		$—

$—	$—	$—	$—	$—		$—

See Notes to Financial Statements.

237

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2018 (Unaudited)

	Defensive Market Strategies Fund	Equity Index Fund
Investment Income
Dividends	$6,201,845	$9,139,343
Income distributions received from affiliated funds	198,573	168,848
Interest	2,241,839	7,563
Securities lending	144,119	23,991
Other income	—	172,615
Less foreign taxes withheld	(29,955)	7,094

Total Investment Income	8,756,421	9,519,454

Expenses
Investment advisory fees	3,111,336	449,170
Transfer agent fees:
Institutional shares	2,057	2,780
Investor shares	11,832	13,064
Custodian fees	30,885	14,856
Shareholder servicing fees:
Investor shares	439,500	624,837
Accounting and administration fees	98,083	96,849
Professional fees	44,629	41,011
Blue sky fees:
Institutional shares	4,534	4,380
Investor shares	13,822	5,619
Shareholder reporting fees:
Institutional shares	608	463
Investor shares	6,035	7,205
Trustees expenses	3,362	3,020
Line of credit facility fees and interest expense	2,349	2,246
Interest expense	—	—
Other expenses	38,754	20,185

Total Expenses	3,807,786	1,285,685
Dividends on securities sold short	—	—
Expenses waived/reimbursed net of amount recaptured(1)	(41,614)	(34,847)
Fees paid indirectly	—	—

Net Expenses	3,766,172	1,250,838

Net Investment Income	4,990,249	8,268,616

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	27,800,085	2,396,633
Investment securities sold short	—	—
Futures transactions	—	1,770,538
Swap agreements	—	—
Option contracts written	1,149,684	—
Forward foreign currency contracts	65,436	—
Foreign currency	10,411	—

Net realized gain	29,025,616	4,167,171

Net change in unrealized appreciation (depreciation) on:
Investment securities
(net of estimated capital gains taxes of $(479,059) and $(217,242) for International Equity Fund and Emerging Markets Fund, respectively)	(17,331,619)	15,117,367
Investment securities sold short	(1,835)	—
Futures	—	(990,405)
Swap agreements	—	—
Option contracts written	(417,180)	—
Forward foreign currency contracts	325,857	—
Foreign currency	(41,447)	—

Net change in unrealized appreciation (depreciation)	(17,466,224)	14,126,962

Net Realized and Unrealized Gain (Loss)	11,559,392	18,294,133

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,549,641	$26,562,749

(1)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

238

Value Equity Fund	Growth Equity Fund	Small Cap Equity Fund	International Equity Index Fund	International Equity Fund	Emerging Markets Equity Fund

$16,891,087	$7,371,253	$3,269,021	$4,099,839	$35,271,506	$7,054,122
207,828	342,359	118,224	42,762	376,701	88,084
12,256	14,961	6,865	1,274	—	82,453
45,597	133,057	126,276	45,483	374,624	37,817
—	—	—	—	—	—
12,896	(58,084)	(5,097)	(301,609)	(2,556,269)	(839,637)

17,169,664	7,803,546	3,515,289	3,887,749	33,466,562	6,422,839

4,007,575	6,121,974	2,644,128	109,820	5,803,317	2,441,287

2,075	2,063	2,060	1,861	2,557	1,961
12,409	12,394	12,881	—	19,861	10,548
25,781	22,770	35,440	42,720	284,004	422,511

486,003	791,251	330,672	—	437,850	122,419
147,308	177,238	55,049	18,378	158,903	48,292
41,012	40,823	44,834	47,522	44,892	44,707

4,510	9,300	9,634	6,443	4,738	6,619
4,485	10,027	8,703	—	4,364	14,471

593	641	717	4,926	1,222	835
5,903	8,095	5,680	—	3,917	3,573
5,795	6,519	2,063	763	5,427	1,765
3,820	4,329	1,524	447	4,683	2,988
—	—	—	—	33,170	—
38,547	47,472	21,655	36,375	320,343	37,322

4,785,816	7,254,896	3,175,040	269,255	7,129,248	3,159,298
—	—	—	—	2,938,589	—
(43,321)	(70,729)	(24,663)	—	(82,370)	(18,642)
(10,971)	(14,830)	(14,904)	—	—	(2,951)

4,731,524	7,169,337	3,135,473	269,255	9,985,467	3,137,705

12,438,140	634,209	379,816	3,618,494	23,481,095	3,285,134

55,192,489	80,576,890	31,875,596	138,385	73,574,276	10,318,000
—	—	—	—	(3,757,477)	—
1,839,591	2,030,402	2,004,787	111,111	2,964,480	(160,794)
—	—	—	—	(841,014)	94,347
—	—	—	—	—	—
—	—	—	—	2,124,725	(1,481,011)
19	—	—	(35,354)	(419,789)	(270,765)

57,032,099	82,607,292	33,880,383	214,142	73,645,201	8,499,777

(85,151,067)	90,515,081	635,341	(7,737,518)	(131,234,114)	(51,650,849)
—	—	—	—	4,929,618	—
(1,065,633)	(1,286,268)	(495,150)	(309,355)	(5,199,409)	(2,082,869)
—	—	—	—	(1,101,159)	(51,680)
—	—	—	—	—	—
—	—	—	—	413,268	(122,406)
—	—	—	(21,927)	(400,426)	9,933

(86,216,700)	89,228,813	140,191	(8,068,800)	(132,592,222)	(53,897,871)

(29,184,601)	171,836,105	34,020,574	(7,854,658)	(58,947,021)	(45,398,094)

$(16,746,461)	$172,470,314	$34,400,390	$(4,236,164)	$(35,465,926)	$(42,112,960)

See Notes to Financial Statements.

239

STATEMENTS OF CHANGES IN NET ASSETS

	Defensive Market Strategies Fund
	For the Six
	Months Ended	For the Year
	06/30/18	Ended 12/31/17
	(Unaudited)
Operations:
Net investment income	$4,990,249	$5,457,198
Net realized gain on investment securities, foreign currency and derivatives	29,025,616	51,735,832
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	(17,466,224)	49,856,677

Net increase (decrease) in net assets resulting from operations	16,549,641	107,049,707

Dividends and Distributions to Shareholders:
Dividends from net investment income
Institutional shares	(4,278,081)	(3,675,515)
Investor shares	(1,826,587)	(1,266,103)
Distributions from net realized capital gains
Institutional shares	(7,868,519)	(29,895,180)
Investor shares	(4,142,290)	(16,821,249)

Total dividends and distributions	(18,115,477)	(51,658,047)

Capital Share Transactions:
Proceeds from shares sold
Institutional shares	83,766,870	140,679,912
Investor shares	33,708,841	119,380,649
Reinvestment of dividends and distributions
Institutional shares	12,054,520	33,471,335
Investor shares	5,934,855	18,031,024

Total proceeds from shares sold and reinvested	135,465,086	311,562,920

Value of shares redeemed
Institutional shares	(19,513,079)	(155,485,244)
Investor shares	(43,627,557)	(72,161,976)

Total value of shares redeemed	(63,140,636)	(227,647,220)

Net increase (decrease) from capital share transactions(1)	72,324,450	83,915,700

Total increase (decrease) in net assets	70,758,614	139,307,360

Net Assets:
Beginning of Period	962,543,503	823,236,143

End of Period*	$1,033,302,117	$962,543,503

*Including undistributed net investment income	$351,073	$1,465,492

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

240

Equity Index Fund		Value Equity Fund		Growth Equity Fund
For the Six		For the Six		For the Six
Months Ended	For the Year	Months Ended	For the Year	Months Ended	For the Year
06/30/18	Ended 12/31/17	06/30/18	Ended 12/31/17	06/30/18	Ended 12/31/17
(Unaudited)		(Unaudited)		(Unaudited)

$8,268,616	$13,618,330	$12,438,140	$23,562,997	$634,209	$454,731
4,167,171	5,819,552	57,032,099	77,849,471	82,607,292	152,061,534

14,126,962	150,194,413	(86,216,700)	101,520,581	89,228,813	273,005,847

26,562,749	169,632,295	(16,746,461)	202,933,049	172,470,314	425,522,112

(3,905,840)	(7,183,738)	(9,384,353)	(17,608,553)	(475,699)	(740,405)
(3,380,642)	(6,406,244)	(2,743,293)	(5,433,418)	—	—

(899,055)	(2,906,537)	(8,021,909)	(59,973,423)	(227,050)	(112,679,757)
(912,370)	(3,026,151)	(2,738,989)	(21,470,715)	(128,284)	(57,082,011)

(9,097,907)	(19,522,670)	(22,888,544)	(104,486,109)	(831,033)	(170,502,173)

31,570,817	71,678,208	24,529,397	97,004,036	25,706,947	65,442,695
33,729,963	69,412,371	12,901,251	24,680,892	61,777,480	72,305,170

4,774,058	10,072,333	17,381,942	77,497,179	701,781	113,344,523
4,287,188	9,390,872	5,474,859	26,876,617	128,201	57,040,743

74,362,026	160,553,784	60,287,449	226,058,724	88,314,409	308,133,131

(28,835,001)	(27,051,533)	(23,998,693)	(37,902,976)	(127,692,321)	(90,956,174)
(33,275,879)	(47,764,607)	(24,371,695)	(51,948,137)	(30,016,586)	(51,399,978)

(62,110,880)	(74,816,140)	(48,370,388)	(89,851,113)	(157,708,907)	(142,356,152)

12,251,146	85,737,644	11,917,061	136,207,611	(69,394,498)	165,776,979

29,715,988	235,847,269	(27,717,944)	234,654,551	102,244,783	420,796,918

978,046,876	742,199,607	1,525,676,454	1,291,021,903	1,735,537,036	1,314,740,118

$1,007,762,864	$978,046,876	$1,497,958,510	$1,525,676,454	$1,837,781,819	$1,735,537,036

$1,082,337	$100,203	$990,385	$679,891	$158,510	$—

See Notes to Financial Statements.

241

STATEMENTS OF CHANGES IN NET ASSETS

	Small Cap Equity Fund
	For the Six Months Ended	For the Year
	06/30/18	Ended 12/31/17
	(Unaudited)
Operations:
Net investment income (loss)	$379,816	$(131,678)
Net realized gain on investment securities, foreign currency and derivatives	33,880,383	48,170,087
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	140,191	18,615,727

Net increase (decrease) in net assets resulting from operations	34,400,390	66,654,136

Dividends and Distributions to Shareholders:
Dividends from net investment income
Institutional shares	—	(500,162)
Investor shares	—	—
Distributions from net realized capital gains
Institutional shares	—	(20,799,180)
Investor shares	—	(18,504,594)

Total dividends and distributions	—	(39,803,936)

Capital Share Transactions:
Proceeds from shares sold
Institutional shares	9,318,636	43,248,973
Investor shares	20,674,462	18,929,912
Reinvestment of dividends and distributions
Institutional shares	—	21,205,319
Investor shares	—	18,494,233

Total proceeds from shares sold and reinvested	29,993,098	101,878,437

Value of shares redeemed
Institutional shares	(16,161,153)	(51,500,812)
Investor shares	(15,064,359)	(53,953,097)

Total value of shares redeemed	(31,225,512)	(105,453,909)

Net increase (decrease) from capital share transactions(1)	(1,232,414)	(3,575,472)

Total increase (decrease) in net assets	33,167,976	23,274,728

Net Assets:
Beginning of Period	555,896,071	532,621,343

End of Period*	$589,064,047	$555,896,071

*Including undistributed (distributions in excess of) net investment income	$552,609	$172,793

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

242

International Equity Index Fund		International Equity Fund		Emerging Markets Equity Fund
For the Six		For the Six		For the Six
Months Ended	For the Year	Months Ended	For the Year	Months Ended	For the Year
06/30/18	Ended 12/31/17	06/30/18	Ended 12/31/17	06/30/18	Ended 12/31/17
(Unaudited)		(Unaudited)		(Unaudited)

$3,618,494	$3,860,927	$23,481,095	$23,176,167	$3,285,134	$3,279,735
214,142	1,338,938	73,645,201	122,699,609	8,499,777	34,187,976
(8,068,800)	28,586,903	(132,592,222)	229,560,378	(53,897,871)	86,051,190

(4,236,164)	33,786,768	(35,465,926)	375,436,154	(42,112,960)	123,518,901

—	(4,274,787)	—	(20,323,118)	—	(3,877,025)
—	—	—	(4,650,292)	—	(719,662)
—	(573,818)	—	(81,493,158)	—	—
—	—	—	(22,039,724)	—	—

—	(4,848,605)	—	(128,506,292)	—	(4,596,687)

10,503,650	35,042,423	47,362,871	74,829,236	33,479,979	52,727,535
—	—	20,876,101	44,880,631	26,057,838	58,762,844
—	4,814,928	—	101,752,318	—	3,869,903
—	—	—	26,539,536	—	718,614

10,503,650	39,857,351	68,238,972	248,001,721	59,537,817	116,078,896

(6,156,081)	(13,695,024)	(41,569,778)	(111,081,403)	(24,758,284)	(40,941,162)
—	—	(19,791,848)	(41,440,030)	(34,629,590)	(30,260,344)

(6,156,081)	(13,695,024)	(61,361,626)	(152,521,433)	(59,387,874)	(71,201,506)

4,347,569	26,162,327	6,877,346	95,480,288	149,943	44,877,390

111,405	55,100,490	(28,588,580)	342,410,150	(41,963,017)	163,799,604

188,121,647	133,021,157	1,624,634,600	1,282,224,450	498,987,184	335,187,580

$188,233,052	$188,121,647	$1,596,046,020	$1,624,634,600	$457,024,167	$498,987,184

$3,039,765	$(578,729)	$19,276,207	$(4,204,888)	$3,424,585	$139,451

See Notes to Financial Statements.

243

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(1)		Expenses, Gross(2)		Investment Income, Net (1)	Portfolio Turnover Rate
Defensive Market Strategies Fund
Institutional Class
2018(3)	$12.68	$0.07	#	$0.16		$(0.08)	$(0.15)	$12.68	1.80%	$676,909	0.66%		0.67%		1.09%	34%
2017	11.90	0.09	#	1.42		(0.08)	(0.65)	12.68	12.74	602,011	0.67	(4)	0.68		0.70	60
2016	11.21	0.17	#	1.15	(5)	(0.16)	(0.47)	11.90	11.80	547,132	0.69		0.70		1.42	78
2015	11.61	0.17	#	0.11	(5)	(0.17)	(0.51)	11.21	2.43	443,499	0.72	(4)	0.73		1.46	55
2014	11.43	0.15	#	1.05	(5)	(0.15)	(0.87)	11.61	10.55	98,903	0.88	(4)(6)	0.83	(6)	1.24	102
2013(7)	10.61	0.14	#	1.80	(5)	(0.15)	(0.97)	11.43	18.47	89,430	1.10	(4)(6)	1.13	(6)	1.25	208
Investor Class
2018(3)	$12.68	$0.05	#	$0.17		$(0.07)	$(0.15)	$12.68	1.68%	$356,394	0.92%		0.93%		0.82%	34%
2017	11.91	0.05	#	1.41		(0.04)	(0.65)	12.68	12.35	360,533	0.95	(4)	0.96		0.43	60
2016	11.22	0.14	#	1.15	(5)	(0.13)	(0.47)	11.91	11.53	276,104	0.97		0.98		1.15	78
2015	11.60	0.13	#	0.12	(5)	(0.12)	(0.51)	11.22	2.16	167,117	0.99	(4)	1.00		1.12	55
2014	11.42	0.12	#	1.06	(5)	(0.13)	(0.87)	11.60	10.35	476,129	1.09	(4)(6)	1.07	(6)	1.03	102
2013(7)	10.60	0.12	#	1.79	(5)	(0.12)	(0.97)	11.42	18.22	395,277	1.36	(4)(6)	1.38	(6)	0.99	208
Equity Index Fund
Institutional Class
2018(3)	$29.43	$0.26	#	$0.55		$(0.24)	$(0.05)	$29.95	2.73%	$499,901	0.12%		0.13%		1.80%	1%
2017	24.68	0.47	#	4.92		(0.46)	(0.18)	29.43	21.97	483,275	0.19		0.20		1.72	2
2016	22.81	0.46	#	2.27	(5)	(0.56)	(0.30)	24.68	12.16	355,404	0.15		0.16		1.97	3
2015	23.99	0.48	#	(0.26	)(5)	(0.61)	(0.79)	22.81	0.92	276,599	0.17		0.18		1.94	6
2014	22.48	0.40	#	2.62	(5)	(0.74)	(0.77)	23.99	13.54	95,134	0.22		0.22		1.72	5
2013(8)	18.12	0.37	#	5.34	(5)	(0.69)	(0.66)	22.48	32.04	66,378	0.23		0.24		1.81	4
Investor Class
2018(3)	$29.44	$0.22	#	$0.56		$(0.20)	$(0.05)	$29.97	2.61%	$507,862	0.38%		0.39%		1.54%	1%
2017	24.70	0.40	#	4.91		(0.39)	(0.18)	29.44	21.65	494,771	0.45		0.46		1.46	2
2016	22.58	0.39	#	2.27	(5)	(0.29)	(0.25)	24.70	11.84	386,796	0.42		0.42		1.70	3
2015	22.90	0.37	#	(0.21	)(5)	(0.18)	(0.30)	22.58	0.70	332,005	0.41		0.44		1.62	6
2014	20.69	0.34	#	2.40	(5)	(0.24)	(0.29)	22.90	13.31	334,833	0.38		0.48		1.56	5
2013(8)	16.07	0.31	#	4.79	(5)	(0.23)	(0.25)	20.69	31.95	289,937	0.38		0.48		1.66	4

#	Calculated using the average shares outstanding method.
(1)

The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.

(2)

The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.

(3)	For the six months ended June 30, 2018. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(4)	The ratio for the Defensive Market Strategies Fund includes the effect of fees paid indirectly which decreased the ratio by 0.00%, 0.01%, 0.00% and 0.00% for the years 2013, 2014, 2015 and 2017.
(5)	Amount includes Capital Gains distributions received by the Fund from the GuideStone Money Market Fund. The amount of these distributions represents less than $0.005 per share.
(6)	The ratio for the Defensive Market Strategies Fund includes the effect of dividend expense on securities sold short which increased the ratio by 0.11% and 0.02% for the years 2013 and 2014.
(7)

An out of period adjustment to Investment Income increased Net Investment Income per Share by $0.00 and $0.01, the Total Return did not change, and the Ratio of Net Investment Income to Average Net Assets increased by 0.01% and 0.00% for Institutional Class and Investor Class, respectively.

(8)

An out of period adjustment to Investment Income increased Net Investment Income per Share by $0.00 and $0.01, the Total Return did not change, and the Ratio of Net Investment Income to Average Net Assets increased by 0.03% and 0.03% for Institutional Class and Investor Class, respectively.

See Notes to Financial Statements.

244

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(1)		Expenses, Gross(2)	Investment Income/ (Loss), Net(1)	Portfolio Turnover Rate
Value Equity Fund
Institutional Class
2018(3)	$22.76	$0.19	#	$(0.43)		$(0.19)	$(0.16)	$22.17	(1.09)%	$1,116,936	0.56	%(4)	0.57%	1.71%	19%
2017	21.18	0.39	#	2.85		(0.37)	(1.29)	22.76	15.54	1,128,445	0.57	(4)	0.58	1.78	38
2016	19.75	0.41	#	2.30	(5)	(0.46)	(0.82)	21.18	14.11	920,433	0.59	(4)	0.60	2.05	36
2015	23.56	0.39	#	(1.20	)(5)	(0.44)	(2.56)	19.75	(3.44)	917,208	0.61	(4)	0.62	1.73	32
2014	25.88	0.37	#	2.46	(5)	(0.65)	(4.50)	23.56	10.91	273,359	0.65	(4)	0.67	1.40	41
2013(6)	20.89	0.39	#	6.90	(5)	(0.89)	(1.41)	25.88	35.52	253,988	0.66	(4)	0.67	1.61	45
Investor Class
2018(3)	$22.78	$0.16	#	$(0.44)		$(0.16)	$(0.16)	$22.18	(1.25)%	$381,023	0.82	%(4)	0.83%	1.45%	19%
2017	21.20	0.34	#	2.85		(0.32)	(1.29)	22.78	15.25	397,231	0.83	(4)	0.84	1.52	38
2016	19.46	0.35	#	2.33	(5)	(0.26)	(0.68)	21.20	13.84	370,589	0.86	(4)	0.87	1.78	36
2015	21.31	0.27	#	(1.06	)(5)	(0.08)	(0.98)	19.46	(3.70)	324,440	0.89	(4)	0.89	1.26	32
2014	21.00	0.25	#	1.97	(5)	(0.19)	(1.72)	21.31	10.61	1,141,998	0.90	(4)	0.91	1.16	41
2013(6)	16.18	0.26	#	5.39	(5)	(0.29)	(0.54)	21.00	35.22	1,089,026	0.90	(4)	0.91	1.36	45
Growth Equity Fund
Institutional Class
2018(3)	$25.18	$0.02		$2.49		$(0.01)	$(0.01)	$27.67	9.95%	$1,163,899	0.70	%(7)	0.71%	0.16%	10%
2017	21.08	0.03		6.80		(0.02)	(2.71)	25.18	32.43	1,150,773	0.72	(7)	0.73	0.12	41
2016	22.25	—	†	(0.22	)(5)	—	(0.95)	21.08	(0.98)	890,530	0.75	(7)	0.76	0.01	24
2015	25.80	0.02		1.38	(5)	—	(4.95)	22.25	5.67	932,232	0.77	(7)	0.78	0.09	79
2014	28.49	(0.05)		2.92	(5)	—	(5.56)	25.80	10.12	244,281	0.85	(7)	0.87	(0.12)	54
2013(8)	28.47	—	†	9.62	(5)	—	(9.60)	28.49	34.83	227,934	0.84	(7)	0.88	—	83
Investor Class
2018(3)	$25.11	$(0.01	)#	$2.48		$—	$(0.01)	$27.57	9.82%	$673,883	0.96	%(7)	0.97%	(0.10)%	10%
2017	21.07	(0.04	)#	6.79		—	(2.71)	25.11	32.06	584,764	0.98	(7)	0.99	(0.14)	41
2016	22.02	(0.05	)#	(0.24	)(5)	—	(0.66)	21.07	(1.30)	424,210	1.01	(7)	1.02	(0.26)	24
2015	22.92	(0.05	)#	1.27	(5)	—	(2.12)	22.02	5.44	483,385	1.04	(7)	1.06	(0.21)	79
2014	23.02	(0.08	)#	2.36	(5)	—	(2.38)	22.92	9.93	1,240,254	1.06	(7)	1.11	(0.33)	54
2013(8)	20.26	(0.05	)#	6.92	(5)	—	(4.11)	23.02	34.52	1,190,710	1.05	(7)	1.12	(0.22)	83

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)

The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.

(2)

The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.

(3)	For the six months ended June 30, 2018. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(4)

The ratio for the Value Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.00% for the years 2013, 2014, 2015, 2016, and 2017. For the six months ended June 30, 2018, the effect of the fees paid indirectly decreased the ratio by 0.00% and 0.00% for the Institutional Class and Investor Class, respectively.

(5)	Amount includes Capital Gains distributions received by the Fund from the GuideStone Money Market Fund. The amount of these distributions represents less than $0.005 per share.
(6)

An out of period adjustment to Investment Income increased Net Investment Income per Share by $0.00 and $0.01, the Total Return did not change, and the Ratio of Net Investment Income to Average Net Assets increased by 0.02% and 0.02% for Institutional Class and Investor Class, respectively.

(7)

The ratio for the Growth Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.01% for the year 2013, and 0.00% for the years 2014, 2015, 2016 and 2017. For the six months ended June 30, 2018, the effect of the fees paid indirectly decreased the ratio by 0.00% and 0.00% for Institutional Class and Investor Class, respectively.

(8)

An out of period adjustment to Investment Income increased Net Investment Income per Share by $0.00 and $0.01, Total Return by 0.00% and 0.05%, and the Ratio of Net Investment Income to Average Net Assets by 0.03% and 0.03% for Institutional Class and Investor Class, respectively.

See Notes to Financial Statements.

245

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(1)		Expenses, Gross(2)	Investment Income/ (Loss), Net(1)	Portfolio Turnover Rate
Small Cap Equity Fund
Institutional Class
2018(3)	$18.36	$0.02	#	$1.13		$—	$—	$19.51	6.26%	$305,704	0.99	%(4)	1.00%	0.26%	39%
2017	17.53	0.02	#	2.24		(0.03)	(1.40)	18.36	12.98	293,953	0.98	(4)	1.00	0.09	80
2016	15.14	0.06	#	2.59	(5)	(0.07)	(0.19)	17.53	17.48	265,627	1.01	(4)	1.03	0.36	77
2015	18.05	0.08	#	(1.13	)(5)	(0.06)	(1.80)	15.14	(5.66)	264,962	1.00	(4)	1.03	0.45	74
2014	20.94	0.06	#	0.75	(5)	(0.12)	(3.58)	18.05	4.03	84,324	0.97	(4)	0.99	0.27	103
2013(6)	20.78	0.12	#	7.73	(5)	(0.16)	(7.53)	20.94	38.39	84,139	0.92	(4)	0.94	0.45	161
Investor Class
2018(3)	$18.37	$—	†#	$1.12		$—	$—	$19.49	6.10%	$283,361	1.25	%(4)	1.26%	— †%	39%
2017	17.56	(0.03	)#	2.24		—	(1.40)	18.37	12.67	261,943	1.25	(4)	1.27	(0.17)	80
2016	15.17	0.02	#	2.59	(5)	(0.03)	(0.19)	17.56	17.17	266,994	1.27	(4)	1.30	0.11	77
2015	17.08	0.02	#	(1.04	)(5)	—	(0.89)	15.17	(5.91)	236,850	1.24	(4)	1.27	0.13	74
2014	18.19	0.01	#	0.67	(5)	(0.02)	(1.77)	17.08	3.83	468,938	1.20	(4)	1.24	0.03	103
2013(6)	15.94	0.04	#	5.97	(5)	(0.04)	(3.72)	18.19	38.09	490,706	1.16	(4)	1.19	0.22	161
International Equity Index Fund
Institutional Class
2018(3)	$10.76	$0.21	#	$(0.45)		$—	$—	$10.52	(2.23)%	$188,233	0.29%		0.29%	3.84%	4%
2017	8.86	0.25	#	1.93		(0.25)	(0.03)	10.76	24.69	188,122	0.41		0.35	2.45	4
2016	8.94	0.23	#	(0.09	)(5)	(0.22)	—	8.86	1.63	133,021	0.57		0.65	2.61	6
2015(7)	10.00	0.07	#	(1.06	)(5)	(0.07)	—	8.94	(9.88)	111,025	0.57		0.66	1.33	4

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)

The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.

(2)

The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.

(3)	For the six months ended June 30, 2018. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(4)

The ratio for the Small Cap Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.01%, 0.01%, 0.02%, 0.01% and 0.01% for the years 2013, 2014, 2015, 2016 and 2017. For the six months ended June 30, 2018, the effect of fees paid indirectly decreased the ratio by 0.00% and 0.01% for Institutional Class and Investor Class, respectively.

(5)	Amount includes Capital Gains distributions received by the Fund from the GuideStone Money Market Fund. The amount of these distributions represents less than $0.005 per share.
(6)

An out of period adjustment to Investment Income increased Net Investment Income per Share by $0.01 and $0.01, Total Return by 0.14% and 0.08%, and the Ratio of Net Investment Income to Average Net Assets by 0.07% and 0.08% for Institutional Class and Investor Class, respectively.

(7)	Inception date was June 1, 2015. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

246

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(1)		Expenses, Gross(2)		Investment Income/ (Loss), Net(1)	Portfolio Turnover Rate
International Equity Fund
Institutional Class
2018(3)	$15.72	$0.23	#	$(0.58)		$—	$—	$15.37	(2.23)%	$1,257,617	1.16	%(4)	1.17	%(4)	2.94%	52%
2017	13.16	0.25	#	3.65		(0.25)	(1.09)	15.72	29.85	1,279,089	0.92	(4)(5)	0.93	(4)	1.63	42
2016	13.14	0.27	#	0.13	(6)	(0.27)	(0.11)	13.16	2.96	1,017,929	1.00	(4)(5)	1.01	(4)	2.09	33
2015	14.25	0.22	#	(0.50	)(6)	(0.26)	(0.57)	13.14	(1.93)	1,030,729	1.03	(4)(5)	1.05	(4)	1.49	43
2014	15.61	0.36	#	(1.26	)(6)	(0.46)	—	14.25	(5.80)	235,545	1.13	(4)(5)	1.20	(4)	2.36	36
2013(7)	13.47	0.24	#	2.24	(6)	(0.34)	—	15.61	18.49	269,499	1.11	(4)(5)	1.25	(4)	1.69	51
Investor Class
2018(3)	$15.74	$0.21	#	$(0.58)		$—	$—	$15.37	(2.35)%	$338,429	1.43	%(4)	1.44	%(4)	2.68%	52%
2017	13.18	0.21	#	3.66		(0.22)	(1.09)	15.74	29.50	345,545	1.18	(4)(5)	1.19	(4)	1.37	42
2016	13.18	0.24	#	0.11	(6)	(0.24)	(0.11)	13.18	2.62	264,295	1.27	(4)(5)	1.28	(4)	1.81	33
2015	14.03	0.24	#	(0.55	)(6)	(0.12)	(0.42)	13.18	(2.16)	245,976	1.35	(4)(5)	1.39	(4)	1.68	43
2014	15.24	0.32	#	(1.23	)(6)	(0.30)	—	14.03	(6.00)	1,143,722	1.37	(4)(5)	1.44	(4)	2.09	36
2013(7)	13.07	0.20	#	2.18	(6)	(0.21)	—	15.24	18.23	1,147,181	1.35	(4)(5)	1.49	(4)	1.44	51
Emerging Markets Equity Fund
Institutional Class
2018(3)	$11.00	$0.08	#	$(1.03)		$—	$—	$10.05	(8.55)%	$379,420	1.20	%(8)	1.21	%(8)	1.41%	108%
2017	8.18	0.08	#	2.85		(0.11)	—	11.00	35.80	404,641	1.30	(8)	1.31	(8)	0.83	56
2016	7.34	0.08	#	0.90	(6)	(0.14)	—	8.18	13.46	290,082	1.30	(8)	1.48	(8)	0.98	54
2015	9.09	0.11	#	(1.83	)(6)	(0.03)	—	7.34	(18.93)	272,123	1.28	(8)	1.50	(8)	1.36	39
2014	9.75	0.11	#	(0.51	)(6)	(0.07)	(0.19)	9.09	(4.14)	45,058	1.25		1.63		1.07	39
2013(9)(10)	10.00	(0.01	)#	(0.24	)(6)	—	—	9.75	(2.50)	46,420	1.25		1.55		(0.34)	6
Investor Class
2018(3)	$11.00	$0.05	#	$(1.01)		$—	$—	$10.04	(8.73)%	$77,604	1.51	%(8)	1.52	%(8)	0.99%	108%
2017	8.19	0.06	#	2.84		(0.09)	—	11.00	35.37	94,346	1.57	(8)	1.66	(8)	0.57	56
2016	7.35	0.06	#	0.91	(6)	(0.13)	—	8.19	13.20	45,106	1.56	(8)	1.87	(8)	0.73	54
2015	9.09	0.05	#	(1.79	)(6)	—	—	7.35	(19.14)	25,659	1.51	(8)	1.83	(8)	0.58	39
2014	9.75	0.08	#	(0.51	)(6)	(0.04)	(0.19)	9.09	(4.38)	255,202	1.50		1.84		0.81	39
2013(9)(10)	10.00	(0.01	)#	(0.24	)(6)	—	—	9.75	(2.50)	244,181	1.50		1.78		(0.58)	6

#	Calculated using the average shares outstanding method.
(1)

The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.

(2)

The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.

(3)	For the six months ended June 30, 2018. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(4)

The ratio for the International Equity Fund includes the effect of dividend expense on securities sold short which increased the ratio by 0.15%, 0.17%, 0.17%, 0.14%, 0.08% and 0.36% for the years 2013, 2014, 2015, 2016, 2017 and for the six months ended June 30, 2018.

(5)	The ratio for the International Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.00% for the years 2013, 2014, 2015, 2016 and 2017.
(6)	Amount includes Capital Gains distributions received by the Fund from the GuideStone Money Market Fund. The amount of these distributions represents less than $0.005 per share.
(7)

An out of period adjustment to Investment Income had no impact on Net Investment Income per Share or Total Return; however, the Ratio of Net Investment Income to Average Net Assets increased by 0.02% and 0.03% for Institutional Class and Investor Class, respectively.

(8)	The ratio for the Emerging Markets Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.00% for the years 2015, 2016, 2017 and for the six months ended June 30, 2018.
(9)

An out of period adjustment to Investment Income had no impact on Net Investment Income per Share or Total Return; however, the Ratio of Net Investment Income to Average Net Assets increased by 0.00% and 0.01% for Institutional Class and Investor Class, respectively.

(10)	Inception Date was October 31, 2013. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

247

GLOBAL REAL ESTATE SECURITIES FUND SCHEDULE OF INVESTMENTS	June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS — 50.8%
Consumer Discretionary — 0.5%
Extended Stay America, Inc.	56,432	$1,219,496

Real Estate — 50.3%
Acadia Realty Trust REITΔ	31,522	862,757
Agree Realty Corporation REIT	60,104	3,171,689
Alexandria Real Estate Equities, Inc. REIT	26,065	3,288,621
American Campus Communities, Inc. REIT	23,878	1,023,889
Americold Realty Trust REITΔ	67,461	1,485,491
Apartment Investment & Management Co. Class A REIT	32,650	1,381,095
AvalonBay Communities, Inc. REIT	16,239	2,791,322
Boston Properties, Inc. REIT	21,070	2,642,599
Brandywine Realty Trust REIT	50,070	845,182
Brixmor Property Group, Inc. REIT	68,277	1,190,068
Camden Property Trust REIT	46,131	4,203,918
CareTrust REIT Inc.	22,105	368,932
Columbia Property Trust Inc REIT	53,421	1,213,191
CoreSite Realty Corporation REITΔ	14,217	1,575,528
Cousins Properties, Inc. REITΔ	112,855	1,093,565
CubeSmart REITΔ	113,491	3,656,680
CyrusOne, Inc. REIT	26,823	1,565,390
DCT Industrial Trust, Inc. REIT	55,798	3,723,401
DDR Corporation REIT	32,281	577,830
Digital Realty Trust, Inc. REIT	3,980	444,088
Douglas Emmett, Inc. REITΔ	64,994	2,611,459
Education Realty Trust, Inc. REITΔ	18,903	784,475
Empire State Realty Trust, Inc. Class A REIT	47,975	820,372
Equinix, Inc. REIT	2,170	932,861
Equity LifeStyle Properties, Inc. REIT	31,437	2,889,060
Equity Residential REIT	64,141	4,085,140
Essential Properties Realty Trust, Inc. REITΔ*	21,720	294,089
Extra Space Storage, Inc. REIT	41,697	4,161,778
Federal Realty Investment Trust REIT	15,113	1,912,550
First Industrial Realty Trust, Inc. REIT	43,641	1,454,991
Four Corners Property Trust, Inc. REIT	48,112	1,184,999
GGP, Inc. REIT	51,227	1,046,568
HCP, Inc. REIT	52,919	1,366,369
Highwoods Properties, Inc. REIT	14,144	717,525
Host Hotels & Resorts, Inc. REIT	84,156	1,773,167
Hudson Pacific Properties, Inc. REIT	33,541	1,188,358
Invitation Homes, Inc. REIT	101,475	2,340,013
JBG SMITH Properties REIT	18,199	663,718
Kimco Realty Corporation REIT	24,876	422,643
LaSalle Hotel Properties REIT	10,426	356,882
Liberty Property Trust REIT	32,120	1,423,880
Life Storage, Inc. REIT	9,878	961,228
Macerich Co. (The) REIT	6,960	395,537
Mid-America Apartment Communities, Inc. REIT	25,230	2,539,904
National Retail Properties, Inc. REIT	45,879	2,016,841
Omega Healthcare Investors, Inc. REITΔ	47,950	1,486,450

	Shares	Value
Physicians Realty Trust REIT	132,069	$2,105,180
Prologis, Inc. REIT	52,274	3,433,879
Public Storage REIT	8,490	1,926,041
Rayonier, Inc. REIT	23,063	892,307
Retail Properties of America, Inc. Class A REIT	157,194	2,008,939
Rexford Industrial Realty, Inc. REIT	54,506	1,710,943
Ryman Hospitality Properties, Inc. REIT	23,994	1,995,101
Sabra Health Care REIT, Inc.Δ	37,357	811,768
Simon Property Group, Inc. REIT	59,355	10,101,627
STORE Capital Corporation REITΔ	131,025	3,590,085
Summit Hotel Properties, Inc. REIT	21,417	306,477
Sunstone Hotel Investors, Inc. REITΔ	197,265	3,278,544
Ventas, Inc. REIT	12,587	716,830
Washington Real Estate Investment Trust	23,890	724,584
Welltower, Inc. REIT	100,096	6,275,018

		116,813,416

Total Common Stocks (Cost $112,996,127)		118,032,912

FOREIGN COMMON STOCKS — 47.0%
Australia — 4.8%
Goodman Group REIT	294,759	2,098,472
GPT Group (The) REIT	652,507	2,443,412
Ingenia Communities Group REIT	123,651	281,845
Investa Office Fund REIT	223,465	864,913
Mirvac Group REIT	1,063,524	1,707,922
Scentre Group REIT	1,091,322	3,545,508
Vicinity Centres REIT	113,297	217,160

		11,159,232

Belgium — 0.4%
Aedifica SA REIT	4,006	365,368
VGP NV	1,969	143,023
Warehouses De Pauw CVA REIT	3,203	405,466

		913,857

Canada — 2.7%
Allied Properties Real Estate
Investment Trust	19,547	622,251
Canadian Apartment Properties REIT	86,058	2,790,592
Dream Office Real Estate Investment Trust	23,769	423,617
First Capital Realty, Inc.	39,290	617,450
Granite Real Estate Investment Trust	35,612	1,452,490
InterRent Real Estate Investment Trust	37,576	314,408

		6,220,808

France — 1.8%
Carmila SA REIT	11,412	317,847
Gecina SA REITΔ	19,721	3,300,225
ICADE REIT	5,018	470,560

		4,088,632

Germany — 4.6%
ADLER Real Estate AG*	33,790	568,223
alstria office REIT-AG	41,251	619,986
Aroundtown SAΔ	46,346	380,754

See Notes to Financial Statements.

248

	Shares	Value
Deutsche Wohnen SE	50,443	$2,438,764
TLG Immobilien AG	35,052	934,926
Vonovia SE	120,892	5,754,402

		10,697,055

Hong Kong — 7.5%
CK Asset Holdings, Ltd.	569,873	4,525,223
Hang Lung Properties, Ltd.	203,296	419,258
Lifestyle International Holdings, Ltd.	199,619	423,379
Link REIT	438,448	4,004,129
New World Development Co., Ltd.Δ	1,097,868	1,544,874
Sino Land Co., Ltd.	1,064,562	1,731,392
Sun Hung Kai Properties, Ltd.	130,896	1,975,386
Swire Properties, Ltd.	153,527	567,488
Wharf Real Estate Investment Co., Ltd.	264,677	1,884,140
Wheelock & Co., Ltd.	59,995	417,906

		17,493,175

Ireland — 0.8%
Cairn Homes PLC*	123,289	255,703
Green REIT PLC	330,236	577,318
Hibernia REIT PLC	327,690	564,830
Irish Residential Properties REIT PLC	229,899	370,497

		1,768,348

Japan — 10.8%
AEON REIT Investment Corporation	359	414,075
Daibiru Corporation	29,900	304,361
Daiwa House REIT Investment Corporation	273	648,256
Frontier Real Estate Investment Corporation REIT	192	771,711
Global One Real Estate Investment Corporation REITΔ	1,923	1,936,635
Hulic Reit, Inc.	339	525,425
Ichigo Hotel REIT Investment Corporation	143	179,921
Japan Hotel REIT Investment Corporation	686	514,275
Japan Logistics Fund, Inc. REIT	549	1,119,174
Japan Real Estate Investment Corporation REIT	187	989,766
Japan Rental Housing Investments, Inc. REIT	686	552,072
Kenedix Office Investment Corporation REIT	110	683,557
Kenedix Residential Next Investment Corporation REIT	292	436,226
Mitsubishi Estate Co., Ltd.	324,095	5,670,162
Mitsui Fudosan Co., Ltd.	144,326	3,485,776
Mori Hills Investment Corporation REIT	486	623,769
Mori Trust Sogo REIT, Inc.	271	388,454
Nippon Building Fund, Inc. REIT	137	790,706
Nippon Healthcare Investment Corporation REIT	14	21,699
NTT Urban Development Corporation	101,900	1,095,254

	Shares	Value
Orix JREIT, Inc.	346	$552,837
Premier Investment Corporation REIT	1,897	1,925,871
Sumitomo Realty & Development Co., Ltd.	29,374	1,084,860
XYMAX REIT Investment CorporationΔ*	406	421,713

		25,136,555

Netherlands — 2.3%
InterXion Holding NV*	5,028	313,848
Unibail-Rodamco-Westfield REITΔ	22,910	5,044,523

		5,358,371

Singapore — 2.8%
CapitaLand Commercial Trust REIT	1,013,361	1,234,627
CapitaLand, Ltd.	186,300	432,079
City Developments, Ltd.	96,445	773,684
Hongkong Land Holdings, Ltd.	256,700	1,835,405
Mapletree Logistics Trust REIT	858,828	775,309
Suntec Real Estate Investment Trust	575,400	730,600
UOL Group, Ltd.	136,389	762,777

		6,544,481

Spain — 1.1%
Inmobiliaria Colonial Socimi SA REIT	42,660	471,531
Lar Espana Real Estate Socimi SA REIT	34,601	386,291
Merlin Properties Socimi SA REIT	114,006	1,658,212

		2,516,034

Sweden — 1.5%
Castellum AB	74,588	1,208,747
Catena AB	14,605	285,031
Fabege AB	61,086	728,933
Hemfosa Fastigheter AB	21,919	256,467
Hufvudstaden AB, A Shares	38,065	545,258
Samhallsbyggnadsbolaget i Norden AB	279,067	278,857
Wihlborgs Fastigheter AB	24,518	283,702

		3,586,995

Switzerland — 0.4%
PSP Swiss Property AG	10,474	973,047

United Kingdom — 5.5%
Assura PLC REIT	594,457	451,892
British Land Co. PLC (The) REIT	262,896	2,332,245
Derwent London PLC REIT	37,141	1,522,463
Grainger PLC	246,784	1,003,135
Great Portland Estates PLC REIT	99,314	936,362
Hammerson PLC REIT	142,716	984,314
Primary Health Properties PLC REIT	268,068	412,511
PRS REIT PLC (The)	415,300	572,756
Segro PLC REIT	281,916	2,490,561
Shaftesbury PLC REIT	27,974	345,374
St Modwen Properties PLC	52,744	292,636
Tritax Big Box REIT PLC	150,584	309,825

See Notes to Financial Statements.

249

GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
UNITE Group PLC (The) REIT	75,565	$858,649
Warehouse Reit PLC	112,337	148,998

		12,661,721

Total Foreign Common Stocks (Cost $106,584,790)		109,118,311

MONEY MARKET FUNDS — 1.4%
GuideStone Money Market Fund (Investor Class)¥	2,658,644	2,658,644
Northern Institutional Liquid Assets Portfolio§	497,739	497,739
Northern Institutional U.S. Government Portfolio	18,720	18,720

Total Money Market Funds (Cost $3,175,103)		3,175,103

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
2.09%, 12/06/18Ω‡‡ (Cost $396,355)	$400,000	396,467

TOTAL INVESTMENTS — 99.4% (Cost $223,152,375)		230,722,793
Other Assets in Excess of Liabilities — 0.6%		1,464,198

NET ASSETS — 100.0%		$232,186,991

PORTFOLIO SUMMARY (based on net assets)

%
Real Estate	50.3
Foreign Common Stocks	47.0
Money Market Funds	1.4
Consumer Discretionary	0.5
U.S. Treasury Obligations	0.2

99.4

Futures Contracts outstanding at June 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
S&P MidCap 400 Index E-Mini	09/2018	28	$5,477,080	GSC	$(116,825)

See Notes to Financial Statements.

250

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$118,032,912	$118,032,912	$—	$—
Foreign Common Stocks
Australia	11,159,232	11,159,232	—	—
Belgium	913,857	913,857	—	—
Canada	6,220,808	6,220,808	—	—
France	4,088,632	4,088,632	—	—
Germany	10,697,055	10,697,055	—	—
Hong Kong	17,493,175	17,493,175	—	—
Ireland	1,768,348	1,768,348	—	—
Japan	25,136,555	25,136,555	—	—
Netherlands	5,358,371	5,358,371	—	—
Singapore	6,544,481	6,544,481	—	—
Spain	2,516,034	2,516,034	—	—
Sweden	3,586,995	3,586,995	—	—
Switzerland	973,047	973,047	—	—
United Kingdom	12,661,721	12,661,721	—	—
Money Market Funds	3,175,103	3,175,103	—	—
U.S. Treasury Obligation	396,467	—	396,467	—

Total Assets — Investments in Securities	$230,722,793	$230,326,326	$396,467	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(116,825)	$(116,825)	$—	$—

Total Liabilities — Other Financial Instruments	$(116,825)	$(116,825)	$—	$—

***

Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding”disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the six-month period ended June 30, 2018.

See Notes to Financial Statements.

251

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2018 (Unaudited)

Global Real Estate Securities Fund
Assets
Investments in securities of unaffiliated issuers, at value	$228,064,149
Investments in securities of affiliated issuers, at value	2,658,644

Total investments, at value(1), (2)	230,722,793
Foreign currency(3)	637,259
Receivables:
Dividends and reclaims	1,244,662
Securities lending	5,776
From advisor	753
Investment securities sold	3,201,560
Fund shares sold	44,387
Prepaid expenses and other assets	15,497

Total Assets	235,872,687

Liabilities
Collateral held for securities on loan, at value	497,739
Payables:
Investment securities purchased	2,913,294
Fund shares redeemed	19,324
Variation margin on financial futures contracts	219
Securities lending	866
Accrued expenses:
Investment advisory fees	130,133
Professional fees	34,203
Shareholder servicing fees	18,464
Other expenses	71,454

Total Liabilities	3,685,696

Net Assets	$232,186,991

Net Assets Consist of:
Paid-in-capital	$236,903,277
Accumulated distributions in excess of net investment loss	(4,429,423)
Accumulated net realized loss on investments, foreign currency translations and derivative transactions	(7,731,525)
Net unrealized appreciation (depreciation) on investments, foreign currency translations and derivative transactions	7,444,662

Net Assets	$232,186,991

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$142,002,378

Institutional shares outstanding	14,933,476

Net asset value, offering and redemption price per Institutional share	$9.51

Net assets applicable to the Investor Class	$90,184,613

Investor shares outstanding	9,452,455

Net asset value, offering and redemption price per Investor share	$9.54

(1) Investments in securities of unaffiliated issuers, at cost	$220,493,731
Investments in securities of affiliated issuers, at cost	2,658,644

Total investments, at cost	$223,152,375

(2) Includes securities loaned of:	$13,150,135

(3) Foreign currency, at cost	$637,489

See Notes to Financial Statements.

252

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2018 (Unaudited)

Global Real Estate Securities Fund
Investment Income
Dividends	$4,684,448
Income distributions received from affiliated funds	23,178
Interest	1,625
Securities lending	26,197
Less foreign taxes withheld	(167,070)

Total Investment Income	4,568,378

Expenses
Investment advisory fees	765,592
Transfer agent fees:
Institutional shares	1,233
Investor shares	10,531
Custodian fees	108,050
Shareholder servicing fees:
Investor shares	110,716
Accounting and administration fees	21,831
Professional fees	40,912
Blue sky fees:
Institutional shares	6,582
Investor shares	5,017
Shareholder reporting fees:
Institutional shares	327
Investor shares	5,127
Trustees expenses	1,562
Line of credit facility fees and interest expense	688
Other expenses	12,295

Total Expenses	1,090,463
Expenses waived/reimbursed net of amount recaptured(1)	(4,886)
Fees paid indirectly	(6,212)

Net Expenses	1,079,365

Net Investment Income	3,489,013

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(286,125)
Futures transactions	343,425
Forward foreign currency contracts	(1,956)
Foreign currency	(10,457)

Net realized gain	44,887

Net change in unrealized appreciation (depreciation) on:
Investment securities	(1,311,331)
Futures	(129,090)
Foreign currency	(10,271)

Net change in unrealized appreciation (depreciation)	(1,450,692)

Net Realized and Unrealized Loss	(1,405,805)

Net Increase in Net Assets Resulting from Operations	$2,083,208

(1)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

253

STATEMENTS OF CHANGES IN NET ASSETS

	Global Real Estate Securities Fund
	For the Six Months Ended 06/30/18	For the Year Ended 12/31/17
	(Unaudited)
Operations:
Net investment income	$3,489,013	$6,351,304
Net realized gain on investment securities, foreign currency and derivatives	44,887	2,564,978
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	(1,450,692)	15,134,539

Net increase in net assets resulting from operations	2,083,208	24,050,821

Dividends and Distributions to Shareholders:
Dividends from net investment income
Institutional shares	(3,839,253)	(5,479,616)
Investor shares	(2,326,233)	(3,733,615)

Total dividends and distributions	(6,165,486)	(9,213,231)

Capital Share Transactions:
Proceeds from shares sold
Institutional shares	9,285,605	17,453,826
Investor shares	4,554,961	12,089,951
Reinvestment of dividends and distributions
Institutional shares	3,794,086	5,416,923
Investor shares	2,311,657	3,718,882

Total proceeds from shares sold and reinvested	19,946,309	38,679,582

Value of shares redeemed
Institutional shares	(2,470,342)	(21,355,788)
Investor shares	(12,603,770)	(25,148,188)

Total value of shares redeemed	(15,074,112)	(46,503,976)

Net increase (decrease) from capital share transactions(1)	4,872,197	(7,824,394)

Total increase in net assets	789,919	7,013,196

Net Assets:
Beginning of Period	231,397,072	224,383,876

End of Period*	$232,186,991	$231,397,072

*Including distributions in excess of net investment income	$(4,429,423)	$(1,752,950)

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

254

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated										Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(1)		Expenses, Gross(2)	Investment Income, Net(1)	Portfolio Turnover Rate
Global Real Estate Securities Fund
Institutional Class
2018(3)	$9.69	$0.15	#	$(0.07)	$(0.26)	$—	$9.51	0.89%	$142,002	0.85	%(4)	0.86%	3.26%	66%
2017	9.10	0.27	#	0.73	(0.41)	—	9.69	11.05	133,656	0.87	(4)	0.88	2.86	138
2016	9.46	0.20	#	0.18 (5)	(0.50)	(0.24)	9.10	4.07	123,574	0.88	(4)	0.90	2.07	130
2015(6)	10.50	0.12	#	(0.33)	(0.27)	(0.56)	9.46	(1.89)	159,196	0.93	(4)	0.94	1.83	137
Investor Class
2018(3)	$9.72	$0.14	#	$(0.07)	$(0.25)	$—	$9.54	0.76%	$90,185	1.14	%(4)	1.15%	2.91%	66%
2017	9.13	0.24	#	0.73	(0.38)	—	9.72	10.72	97,741	1.12	(4)	1.13	2.56	138
2016	9.49	0.16	#	0.19 (5)	(0.47)	(0.24)	9.13	3.78	100,810	1.14	(4)	1.19	1.68	130
2015	10.26	0.16	#	(0.13)	(0.24)	(0.56)	9.49	0.34	99,357	1.12	(4)	1.17	1.50	137
2014	9.36	0.23	#	1.28	(0.25)	(0.36)	10.26	16.13	269,883	1.15		1.15	2.23	129
2013(7)	10.60	0.17	#	(0.02)	(0.21)	(1.18)	9.36	1.49	234,903	1.05		1.05	1.56	168

#	Calculated using the average shares outstanding method.
(1)

The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.

(2)

The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.

(3)	For the six months ended June 30, 2018. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(4)

The ratio for the Global Real Estate Securities Fund includes the effect of fees paid indirectly which decreased the ratio by 0.01% for the years 2015, 2016, 2017 and for the six months ended June 30, 2018.

(5)	Amount includes Capital Gains distributions received by the Fund from the GuideStone Money Market Fund. The amount of these distributions represents less than $0.005 per share.
(6)	Inception date was May 1, 2015. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(7)	An out of period adjustment to Investment Income had no impact on Net Investment Income per Share or Total Return; however, the Ratio of Net Investment Income to Average Net Assets increased by 0.03%.

See Notes to Financial Statements.

255

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS	June 30, 2018 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 1.8%
Federal Farm Credit Bank
0.75%, 07/18/18	$1,000,000	$999,508
Federal National Mortgage Association
0.90%, 07/13/18	1,000,000	999,700
1.13%, 12/14/18	5,000,000	4,977,617

Total Agency Obligations (Cost $6,975,756)		6,976,825

CORPORATE BONDS — 21.9%
AES Corporation
4.88%, 05/15/23	1,000,000	1,002,500
Aircastle, Ltd.
6.25%, 12/01/19	700,000	725,781
Ally Financial, Inc.
3.75%, 11/18/19	2,250,000	2,252,812
AMC Networks, Inc.
4.75%, 12/15/22	500,000	501,875
Amgen, Inc.
4.10%, 06/15/21	1,000,000	1,021,734
APX Group, Inc.
6.38%, 12/01/19	1,250,000	1,253,125
7.88%, 12/01/22	3,250,000	3,237,812
Berry Global, Inc.
5.50%, 05/15/22	542,000	547,501
CalAtlantic Group, Inc.
6.63%, 05/01/20	1,250,000	1,321,875
Calpine Corporation
6.00%, 01/15/22 144A	2,900,000	2,968,875
CCO Holdings LLC
5.25%, 03/15/21	750,000	755,625
5.25%, 09/30/22	1,250,000	1,256,250
Choice Hotels International, Inc.
5.75%, 07/01/22	395,000	411,294
Clean Harbors, Inc.
5.13%, 06/01/21	700,000	704,375
CNH Industrial Capital LLC
4.38%, 04/05/22	1,750,000	1,758,855
DaVita, Inc.
5.75%, 08/15/22	1,500,000	1,526,257
DISH DBS Corporation
7.88%, 09/01/19	500,000	520,000
5.13%, 05/01/20	2,500,000	2,484,375
Equinix, Inc. REIT
5.38%, 01/01/22	1,000,000	1,032,500
5.38%, 04/01/23	3,000,000	3,085,875
First Data Corporation
7.00%, 12/01/23 144A	3,500,000	3,654,280
Ford Motor Credit Co. LLC
2.68%, 01/09/20	1,735,000	1,719,360
Fresenius Medical Care US Finance II, Inc.
5.63%, 07/31/19 144A	1,072,000	1,098,401
Fresenius US Finance II, Inc.
4.50%, 01/15/23 144A	1,000,000	1,017,693

	Par	Value
GameStop Corporation
6.75%, 03/15/21 144A	$1,000,000	$1,017,500
Goodyear Tire & Rubber Co.
5.13%, 11/15/23	1,450,000	1,442,750
Group 1 Automotive, Inc.
5.00%, 06/01/22	1,000,000	997,500
Herc Rentals, Inc.
7.50%, 06/01/22 144A	250,000	265,625
Hughes Satellite Systems Corporation
7.63%, 06/15/21	1,000,000	1,067,500
International Lease Finance Corporation
6.25%, 05/15/19	1,000,000	1,025,488
Iron Mountain, Inc. REIT
6.00%, 08/15/23	2,000,000	2,050,000
John Deere Capital Corporation
2.15%, 09/08/22	1,250,000	1,190,311
(Floating, ICE LIBOR USD 3M + 0.48%), 2.80%, 09/08/22†	250,000	249,690
Kinder Morgan, Inc.
3.15%, 01/15/23	2,000,000	1,933,056
Lamar Media Corporation
5.00%, 05/01/23	1,000,000	1,018,750
Laredo Petroleum, Inc.
5.63%, 01/15/22	1,250,000	1,239,062
Lennar Corporation
4.75%, 04/01/21	1,000,000	1,018,000
Michaels Stores, Inc.
5.88%, 12/15/20 144A	1,000,000	1,008,850
MPLX LP
5.50%, 02/15/23	2,000,000	2,040,300
Murphy Oil USA, Inc.
6.00%, 08/15/23	100,000	102,750
NCR Corporation
5.88%, 12/15/21	250,000	254,688
NGPL PipeCo LLC
4.38%, 08/15/22 144A	1,029,000	1,022,569
Nielsen Co.
5.50%, 10/01/21 144A	3,005,000	3,027,537
Nuance Communications, Inc.
5.38%, 08/15/20 144A	1,500,000	1,503,750
Outfront Media Capital LLC
5.25%, 02/15/22	500,000	507,255
Owens-Brockway Glass Container, Inc.
5.00%, 01/15/22 144A	1,000,000	1,000,000
Party City Holdings, Inc.
6.13%, 08/15/23 144A	3,000,000	3,030,000
Penske Automotive Group, Inc.
5.75%, 10/01/22	2,250,000	2,279,531
Penske Truck Leasing Co. LP
2.70%, 03/14/23 144A	750,000	713,016
PulteGroup, Inc.
4.25%, 03/01/21	1,000,000	1,003,200
Realogy Group LLC
5.25%, 12/01/21 144A	3,675,000	3,661,219

See Notes to Financial Statements.

256

	Par	Value
Reynolds Group Issuer, Inc.
5.75%, 10/15/20	$484,554	$486,977
6.88%, 02/15/21	1,386,149	1,405,209
RSP Permian, Inc.
6.63%, 10/01/22	250,000	263,300
Sabine Pass Liquefaction LLC
5.63%, 02/01/21	1,500,000	1,568,463
SBA Communications Corporation REIT
4.88%, 07/15/22	1,500,000	1,490,625
Sinclair Television Group, Inc.
6.13%, 10/01/22	275,000	280,844
Sprint Capital Corporation
6.90%, 05/01/19	1,000,000	1,022,700
Starwood Property Trust, Inc. REIT
3.63%, 02/01/21 144A	1,250,000	1,225,000
Sunoco LP
4.88%, 01/15/23 144A	1,000,000	962,500
Taylor Morrison Communities, Inc.
5.25%, 04/15/21 144A	1,500,000	1,501,875
T-Mobile USA, Inc.
6.50%, 01/15/24	500,000	523,750
United Rentals North America, Inc.
4.63%, 07/15/23	250,000	250,313
Univision Communications, Inc.
6.75%, 09/15/22 144A	400,000	410,480
5.13%, 05/15/23 144A	1,000,000	962,500

Total Corporate Bonds (Cost $85,638,283)		83,883,463

FOREIGN BONDS — 1.5%
Argentina — 0.0%
Bonos De La Nacion Argentina En Moneda Dua
4.50%, 06/21/19	150,000	155,970

Canada — 0.8%
1011778 BC ULC
4.63%, 01/15/22 144A	750,000	751,875
Brookfield Residential Properties, Inc.
6.50%, 12/15/20 144A	1,969,000	1,998,535
Quebecor Media, Inc.
5.75%, 01/15/23	250,000	256,250

		3,006,660

Ireland — 0.4%
Fly Leasing, Ltd.
6.38%, 10/15/21	1,500,000	1,550,625

South Africa — 0.3%
Republic of South Africa Government Bond
8.50%, 01/31/37(S)	15,230,000	1,008,057

Total Foreign Bonds (Cost $5,872,841)		5,721,312

LOAN AGREEMENTS — 0.8%
Asurion, LLC Second Lien Replacement B-2 Term Loan
(Floating, ICE LIBOR USD 1M + 6.00%), 8.09%, 08/04/25†	2,100,000	2,122,641

		Par	Value
PetSmart, Inc. Tranche B-2 Loan
(Floating, ICE LIBOR USD 1M + 3.00%, 1.00% Floor), 5.01%, 03/11/22†		$989,796	$822,273

Total Loan Agreements (Cost $3,040,306)			2,944,914

MASTER LIMITED PARTNERSHIP — 0.2%
Spectra Energy Partners LP 0.00%,
(Cost $857,230)		26,532	939,763

MORTGAGE-BACKED SECURITIES — 0.4%
Federal National Mortgage Association REMIC, Series 2013-121 (Floating, ICE LIBOR USD 1M + 6.10%, 6.10% Cap), 4.01%, 12/25/43† IO		4,421,942	569,929
Government National Mortgage Association, Series 2015-110 (Floating, ICE LIBOR USD 1M + 5.71%, 5.71% Cap), 3.63%, 08/20/45† IO		2,271,560	287,625
Government National Mortgage Association, Series 2015-126
4.00%, 09/20/45 IO		3,000,436	523,693

Total Mortgage-Backed Securities (Cost $1,405,025)			1,381,247

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.1%
Call Options — 0.0%
Euro vs. U.S. Dollar, Strike Price $1.20, Expires 08/31/18 (CITI)	1	$562,219	2,415
Euro vs. U.S. Dollar, Strike Price $1.23, Expires 11/22/18 (BNP)	1	1,419,805	9,451
Euro vs. U.S. Dollar, Strike Price $1.27, Expires 11/22/18 (BNP)	1	1,419,806	2,759
Norwegian Krone vs. Euro, Strike Price $9.51, Expires 07/05/18 (BAR)	1	1,149,000	3,782

			18,407

Put Options — 0.1%
Euro vs. U.S. Dollar, Strike Price $1.17, Expires 07/26/18 (BNP)	1	1,144,000	5,605
S&P 500®, Strike Price $2,600.00, Expires 09/21/18 (MSCS)	36	4,893,066	67,680

See Notes to Financial Statements.

257

STRATEGIC ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $2,775.00, Expires 09/21/18 (MSCS)	31	$8,426,947	$280,023
South Korean Won vs. U.S. Dollar, Strike Price $1,072.00, Expires 08/13/18 (BNP)	1	675,000	880
Swedish Krona vs. Norwegian Krone, Strike Price $1.02, Expires 09/06/18 (CITI)	1	5,747,575	368
Swedish Krona vs. Norwegian Krone, Strike Price $1.06, Expires 09/06/18 (CITI)	1	5,747,576	1,126

			355,682

Total Purchased Options (Premiums received $333,685)			374,089

	Par
U.S. TREASURY OBLIGATIONS — 31.3%
U.S. Treasury Bills
1.69%, 07/05/18Ω	$1,000,000	999,863
1.68%, 07/12/18Ω	13,300,000	13,293,822
1.50%, 07/19/18Ω	25,600,000	25,579,059
1.87%, 08/16/18Ω	4,000,000	3,990,900
1.91%, 09/06/18Ω	750,000	747,425
1.90%, 09/20/18Ω	8,000,000	7,966,756
1.84%, 09/27/18Ω	8,750,000	8,710,249
1.78%, 01/03/19Ω	12,950,000	12,815,236

		74,103,310

U.S. Treasury Notes
1.25%, 10/31/18	16,200,000	16,158,868
0.75%, 02/15/19	16,900,000	16,747,841
1.25%, 04/30/19	13,200,000	13,086,044

		45,992,753

Total U.S. Treasury Obligations (Cost $120,148,441)		120,096,063

	Shares
COMMON STOCKS — 20.7%
Consumer Discretionary — 2.7%
Amazon.com, Inc.‡‡ *	464	788,707
CBS Corporation Class B (Non-Voting Shares)	15,891	893,392
Comcast Corporation Class A	30,685	1,006,775
ILG, Inc.	83,078	2,744,066
Marriott International, Inc. Class A	5,550	702,630
Rent-A-Center Inc*	60,455	889,898
Starbucks Corporation	9,845	480,928
Twenty-First Century Fox, Inc. Class A‡	60,002	2,981,500

		10,487,896

	Shares	Value
Consumer Staples — 2.2%
Dr. Pepper Snapple Group, Inc.	11,575	$1,412,150
Hershey Co. (The)	4,901	456,087
Mondelez International, Inc. Class A	17,731	726,971
PepsiCo, Inc.‡‡	12,720	1,384,826
Pinnacle Foods, Inc.	50,762	3,302,576
Walmart, Inc.	14,587	1,249,377

		8,531,987

Energy — 2.8%
Anadarko Petroleum Corporation	7,631	558,971
Andeavor	31,266	4,101,474
Cheniere Energy Partners LP Holdings LLC	29,767	936,172
Devon Energy Corporation	13,461	591,745
Marathon Petroleum Corporation	15,537	1,090,076
Pioneer Natural Resources Co.	1,713	324,168
RSP Permian, Inc.*	70,805	3,116,836

		10,719,442

Financials — 1.8%
Bank of America Corporation	48,125	1,356,644
Citigroup, Inc.	13,323	891,575
CYS Investments, Inc. REIT	106,045	795,337
First Connecticut Bancorp, Inc.	41,742	1,277,305
MB Financial, Inc.	7,536	351,931
MTGE Investment Corporation REIT	28,425	557,130
State Bank Financial Corporation	48,294	1,613,020

		6,842,942

Health Care — 2.4%
Aetna, Inc.‡‡	15,347	2,816,174
Cotiviti Holdings, Inc.*	24,514	1,081,803
Envision Healthcare Corporation*	40,618	1,787,598
Express Scripts Holding Co.*	15,711	1,213,046
Thermo Fisher Scientific, Inc.‡‡	2,876	595,735
Zoetis, Inc.	17,704	1,508,204

		9,002,560

Industrials — 1.6%
Boeing Co. (The)	2,635	884,069
Honeywell International, Inc.	3,293	474,357
KLX, Inc.*	12,170	875,023
Northrop Grumman Corporation	1,169	359,701
Raytheon Co.	1,346	260,020
Rockwell Collins, Inc.‡‡	25,495	3,433,667

		6,286,837

Information Technology — 2.9%
Activision Blizzard, Inc.	7,087	540,880
Alphabet, Inc. Class A‡‡ *	503	567,983
Apple, Inc.‡‡	10,327	1,911,631
Cavium, Inc.*	26,072	2,255,228
Dell Technologies, Inc. Class V*	16,124	1,363,768
DXC Technology Co.	1,491	120,189
Facebook, Inc. Class A‡‡ *	1,478	287,205
HP, Inc.	30,327	688,120
Micron Technology, Inc.*	6,619	347,100

See Notes to Financial Statements.

258

	Shares	Value
Microsoft Corporation	11,766	$1,160,245
Oclaro, Inc.*	24,774	221,232
Perspecta, Inc.	28,507	585,819
Take-Two Interactive Software, Inc.*	4,498	532,383
TiVo Corporation	25,160	338,402
Web.com Group, Inc.*	14,314	370,017

		11,290,202

Materials — 1.0%
A. Schulman, Inc.	9,097	404,816
FMC Corporation	9,768	871,403
Huntsman Corporation	25,844	754,645
KapStone Paper and Packaging Corporation	43,946	1,516,137
WR Grace & Co.	5,155	377,913

		3,924,914

Real Estate — 1.6%
American Tower Corporation REIT	1,484	213,948
Crown Castle International Corporation REIT	3,934	424,164
DCT Industrial Trust, Inc. REIT	6,333	422,601
GGP, Inc. REIT	62,128	1,269,275
Gramercy Property Trust REIT	97,975	2,676,677
Kimco Realty Corporation REIT	34,361	583,794
LaSalle Hotel Properties REIT	10,234	350,310
Senior Housing Properties Trust REIT	11,404	206,298

		6,147,067

Telecommunication Services — 1.2%
AT&T, Inc.	104,673	3,361,050
T-Mobile US, Inc.*	17,856	1,066,896

		4,427,946

Utilities — 0.5%
Vectren Corporation	26,206	1,872,419

Total Common Stocks (Cost $79,365,646)		79,534,212

FOREIGN COMMON STOCKS — 2.7%
Canada — 0.3%
Enbridge Income Fund Holdings, Inc.	34,713	851,289
First Quantum Minerals, Ltd.	17,093	251,848
Mitel Networks Corporation*	17,789	195,145

		1,298,282

Israel — 0.8%
Frutarom Industries, Ltd.	19,725	1,933,004
Orbotech, Ltd.*	19,804	1,223,888

		3,156,892

Jersey — 0.5%
Shire PLC ADR	10,074	1,700,491

Netherlands — 0.8%
NXP Semiconductor NV*	27,045	2,955,207

United Kingdom — 0.3%
Royal Dutch Shell PLC ADR Class A	18,449	1,277,224

Total Foreign Common Stocks (Cost $10,532,445)		10,388,096

	Shares	Value
MUTUAL FUNDS — 1.0%
Altaba, Inc.	35,338	$2,587,095
SPDR S&P Regional Banking ETF	20,147	1,228,967

Total Mutual Funds (Cost $4,015,817)		3,816,062

MONEY MARKET FUNDS — 28.4%
GuideStone Money Market Fund (Investor Class)¥	23,007,764	23,007,764
Northern Institutional U.S. Government Portfolio	85,932,713	85,932,713

Total Money Market Funds (Cost $108,940,477)		108,940,477

TOTAL INVESTMENTS — 110.8% (Cost $427,125,952)		424,996,523

COMMON STOCKS SOLD SHORT — (7.5)%
Consumer Discretionary — (1.4)%
Darden Restaurants, Inc.	(7,201)	(770,939)
Marriott Vacations Worldwide Corporation	(13,540)	(1,529,478)
McDonald’s Corporation	(6,300)	(987,147)
Netflix, Inc. *	(913)	(357,376)
Target Corporation	(14,636)	(1,114,092)
Tesla, Inc. *	(935)	(320,658)
Walt Disney Co. (The)	(4,082)	(427,835)

		(5,507,525)

Consumer Staples — (0.3)%
Conagra Brands, Inc.	(26,654)	(952,347)

Energy — (2.2)%
Cheniere Energy, Inc. *	(13,432)	(875,632)
Concho Resources, Inc. *	(19,720)	(2,728,262)
Exxon Mobil Corporation	(16,693)	(1,381,012)
Marathon Petroleum Corporation	(49,784)	(3,492,845)

		(8,477,751)

Financials — (1.0)%
Annaly Capital Management, Inc. REIT	(27,024)	(278,077)
Cadence BanCorp	(56,050)	(1,618,163)
People’s United Financial, Inc.	(72,006)	(1,302,589)
Two Harbors Investment Corporation REIT	(51,670)	(816,386)

		(4,015,215)

Health Care — (0.3)%
Cigna Corporation	(1,744)	(296,393)
CVS Health Corporation	(12,858)	(827,412)

		(1,123,805)

Industrials — (0.6)%
3M Co.	(3,015)	(593,111)
PACCAR, Inc.	(5,472)	(339,045)
Parker-Hannifin Corporation	(3,978)	(619,972)
United Technologies Corporation	(6,274)	(784,438)

		(2,336,566)

Information Technology — (1.0)%
KLA-Tencor Corporation	(4,950)	(507,524)

See Notes to Financial Statements.

259

STRATEGIC ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Continued)

		Shares	Value
Lumentum Holdings, Inc. *		(1,668)	$(96,577)
Marvell Technology Group, Ltd.		(32,865)	(704,626)
PayPal Holdings, Inc. *		(6,342)	(528,098)
Texas Instruments, Inc.		(3,573)	(393,923)
Vmware, Inc. Class A *		(9,926)	(1,458,824)

			(3,689,572)

Materials — (0.3)%
International Flavors & Fragrances, Inc.		(3,700)	(458,652)
PPG Industries, Inc.		(5,336)	(553,503)

			(1,012,155)

Real Estate — (0.0)%
Prologis, Inc. REIT		(884)	(58,070)

Telecommunication Services — (0.4)%
AT&T, Inc.		(51,561)	(1,655,624)

Total Common Stocks Sold Short (Proceeds $(29,677,663))			(28,828,630)

FOREIGN COMMON STOCKS SOLD SHORT — (1.5)%
Canada — (0.5)%
Enbridge, Inc.		(23,706)	(847,512)
Enbridge, Inc.		(27,497)	(981,368)

			(1,828,880)

China — (0.6)%
Alibaba Group Holding, Ltd. ADR *		(13,798)	(2,559,943)

Ireland — (0.1)%
Johnson Controls International PLC		(13,914)	(465,423)

Japan — (0.3)%
Takeda Pharmaceutical Co., Ltd.		(25,222)	(1,065,696)

Total Foreign Common Stocks Sold Short (Proceeds $(6,100,465))			(5,919,942)

MASTER LIMITED PARTNERSHIP SOLD SHORT — (0.1)%
Brookfield Property Partners LP (Proceeds $(168,858))		(9,039)	(171,922)

MUTUAL FUNDS SOLD SHORT — (1.0)%
Consumer Discretionary Select SPDR Fund		(5,491)	(600,166)
Consumer Staples Select SPDR Fund		(9,913)	(510,817)
Energy Select Sector SPDR Fund		(2,627)	(199,494)
iShares Russell 2000 ETF		(14,421)	(2,361,727)
SPDR S&P Metals & Mining ETF		(7,169)	(254,285)

Total Mutual Funds Sold Short (Proceeds $(3,907,335))			(3,926,489)

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.2)%
Call Options — (0.1)%
Euro vs. U.S. Dollar, Strike Price $1.23, Expires 08/31/18 (CITI)	1	$(562,219)	(639)

	Number of Contracts	Notional Amount	Value
Euro vs. U.S. Dollar, Strike Price $1.25, Expires 11/22/18 (BNP)	1	$(2,839,611)	$(10,323)
Norwegian Krone vs. Euro, Strike Price $9.59, Expires 07/05/18 (BAR)	1	(1,149,000)	(927)
S&P 500®, Strike Price $2,775.00, Expires 09/21/18 (MSCS)	(31)	(8,426,947)	(116,715)
Twenty-First Century Fox, Inc. Class A, Strike Price $49.00, Expires 08/17/18 (CITI)	(466)	(2,315,554)	(95,996)

			(224,600)

Put Options — (0.1)%
Euro vs. U.S. Dollar, Strike Price $1.15, Expires 07/26/18 (BNP)	1	(572,000)	(3,918)
Euro vs. U.S. Dollar, Strike Price $1.15, Expires 07/26/18 (BNP)	1	(572,000)	(654)
Euro vs. U.S. Dollar, Strike Price $1.17, Expires 07/26/18 (BNP)	1	(572,000)	(7,176)
S&P 500®, Strike Price $2,615.00, Expires 07/27/18 (MSCS)	(23)	(6,252,251)	(27,600)
S&P 500®, Strike Price $2,630.00, Expires 07/23/18 (MSCS)	(23)	(6,252,251)	(29,785)
S&P 500®, Strike Price $2,650.00, Expires 07/25/18 (MSCS)	(24)	(6,524,088)	(41,880)
S&P 500®, Strike Price $2,665.00, Expires 07/20/18 (MSCS)	(23)	(6,252,251)	(40,020)
S&P 500®, Strike Price $2,675.00, Expires 07/18/18 (MSCS)	(25)	(6,795,925)	(44,125)
S&P 500®, Strike Price $2,695.00, Expires 07/03/18 (MSCS)	(22)	(5,980,414)	(11,000)
S&P 500®, Strike Price $2,695.00, Expires 07/16/18 (MSCS)	(23)	(6,252,251)	(46,345)

See Notes to Financial Statements.

260

	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $2,705.00, Expires 07/06/18 (MSCS)	(22)	$(5,980,414)	$(29,150)
S&P 500®, Strike Price $2,715.00, Expires 07/11/18 (MSCS)	(23)	(6,252,251)	(51,635)
S&P 500®, Strike Price $2,715.00, Expires 07/13/18 (MSCS)	(24)	(6,524,088)	(60,240)
S&P 500®, Strike Price $2,720.00, Expires 07/09/18 (MSCS)	(23)	(6,252,251)	(48,645)
South Korean Won vs. U.S. Dollar, Strike Price $1,060.00, Expires 08/13/18 (BNP)	1	(1,350,000)	(921)
Swedish Krona vs. Norwegian Krone, Strike Price $1.04, Expires 09/06/18 (CITI)	1	(11,495,151)	(1,103)

			(444,197)

Total Written Options (Premiums received $ (649,072))			(668,797)

Liabilities in Excess of Other Assets — (0.5)%			(1,757,939)

NET ASSETS — 100.0%			$383,722,804

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Treasury Obligations	31.3
Money Market Funds	28.4
Corporate Bonds	21.9
Common Stocks	20.7
Foreign Common Stocks	2.7
Agency Obligations	1.8
Foreign Bonds	1.5
Mutual Funds	1.0
Loan Agreements	0.8
Mortgage-Backed Securities	0.4
Master Limited Partnership	0.2
Purchased Options	0.1
Master Limited Partnership Sold Short	(0.1)
Written Options	(0.2)
Mutual Funds Sold Short	(1.0)
Foreign Common Stocks Sold Short	(1.5)
Common Stocks Sold Short	(7.5)

100.5

Futures Contracts outstanding at June 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
Euro-BTP	09/2018	11	$1,421,645	MSCS	$2,246
Euro-Bund	09/2018	10	1,898,259	MSCS	8,239
Euro-OAT	09/2018	(11)	(1,985,190)	MSCS	(8,810)
3-Year Commonwealth Treasury Bond	09/2018	81	6,674,383	MSCS	15,084
10-Year U.S. Treasury Note	09/2018	103	12,379,312	MSCS	75,147
Long U.S. Treasury Bond	09/2018	7	1,015,000	MSCS	19,246
Ultra Long U.S. Treasury Bond	09/2018	(4)	(638,250)	MSCS	(1,544)
2-Year U.S. Treasury Note	09/2018	(16)	(3,389,250)	MSCS	1,201
5-Year U.S. Treasury Note	09/2018	(214)	(24,314,078)	MSCS	(4,364)
3-Month Euro Euribor	12/2019	(54)	(15,785,795)	MSCS	(3,897)

Total Futures Contracts outstanding at June 30, 2018			$(22,723,964)		$102,548

See Notes to Financial Statements.

261

STRATEGIC ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Continued)

Forward Foreign Currency Contracts outstanding at June 30, 2018:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/24/18	U.S. Dollars	27,026,465	Euro	21,669,278	SS	$1,675,662
07/24/18	U.S. Dollars	19,701,917	New Zealand Dollars	26,887,271	JPM	1,490,738
07/24/18	U.S. Dollars	17,381,384	Swedish Kronor	144,802,000	GSC	1,184,956
07/24/18	U.S. Dollars	8,090,009	British Pounds	5,669,469	SS	599,291
07/24/18	U.S. Dollars	7,889,811	New Zealand Dollars	10,776,885	SS	590,455
07/24/18	U.S. Dollars	7,968,855	Euro	6,391,861	GSC	491,042
07/24/18	U.S. Dollars	9,451,611	Norwegian Kroner	73,119,081	SS	464,874
07/24/18	U.S. Dollars	11,137,035	Canadian Dollars	14,051,764	JPM	443,817
07/24/18	U.S. Dollars	11,657,400	Japanese Yen	1,242,323,254	SS	418,020
07/24/18	U.S. Dollars	6,672,275	Euro	5,351,992	SS	411,001
07/24/18	U.S. Dollars	12,396,791	Swiss Francs	11,894,287	GSC	360,998
07/24/18	U.S. Dollars	4,637,126	New Zealand Dollars	6,329,303	SC	350,188
07/24/18	U.S. Dollars	4,603,153	British Pounds	3,222,639	SC	345,280
07/24/18	U.S. Dollars	5,006,513	Euro	4,014,556	RBC	309,899
07/24/18	U.S. Dollars	8,982,275	Swiss Francs	8,617,469	SS	262,285
07/24/18	U.S. Dollars	6,371,703	Japanese Yen	679,022,154	RBC	228,545
07/24/18	U.S. Dollars	5,956,996	Australian Dollars	7,763,480	JPM	211,135
07/24/18	U.S. Dollars	2,693,402	British Pounds	1,885,740	GSC	201,891
07/24/18	U.S. Dollars	6,817,550	Swiss Francs	6,540,962	JPM	198,771
07/24/18	U.S. Dollars	5,040,149	Swedish Kronor	43,427,458	GSC	182,691
07/24/18	U.S. Dollars	2,388,388	British Pounds	1,672,791	GSC	178,232
07/24/18	U.S. Dollars	3,443,814	Australian Dollars	4,422,205	JPM	170,878
08/08/18	U.S. Dollars	1,915,981	South African Rand	24,084,238	MSCS	169,306
07/24/18	U.S. Dollars	2,148,354	New Zealand Dollars	2,931,826	RBC	162,581
07/24/18	U.S. Dollars	2,001,456	British Pounds	1,399,375	SS	152,548
07/24/18	U.S. Dollars	3,144,730	Australian Dollars	4,043,837	SC	151,830
07/24/18	U.S. Dollars	3,647,692	Swedish Kronor	31,274,593	JPM	149,558
07/24/18	U.S. Dollars	3,709,389	New Zealand Dollars	5,265,690	JPM	142,853
07/24/18	U.S. Dollars	3,092,615	Canadian Dollars	3,876,611	JPM	142,562
07/24/18	U.S. Dollars	3,740,577	New Zealand Dollars	5,313,191	SC	141,867
07/24/18	U.S. Dollars	2,146,533	Euro	1,719,703	SS	134,660
07/24/18	U.S. Dollars	1,602,618	Mexican Pesos	29,334,073	SS	131,298
07/24/18	U.S. Dollars	4,571,603	Canadian Dollars	5,836,099	SS	130,404
07/24/18	U.S. Dollars	4,108,964	New Zealand Dollars	5,887,021	SC	121,590
07/24/18	U.S. Dollars	5,615,784	Canadian Dollars	7,224,089	SC	118,343
07/24/18	U.S. Dollars	4,432,874	Swedish Kronor	38,577,133	GSC	117,936
07/24/18	U.S. Dollars	2,105,158	Euro	1,699,421	SS	117,012
07/24/18	U.S. Dollars	4,937,834	Japanese Yen	534,035,179	GSC	106,383
07/24/18	U.S. Dollars	3,865,370	Australian Dollars	5,079,090	GSC	106,264
07/24/18	U.S. Dollars	5,206,028	Japanese Yen	564,297,538	JPM	100,792
07/24/18	U.S. Dollars	3,299,140	Canadian Dollars	4,208,086	GSC	96,839
07/24/18	U.S. Dollars	1,340,756	New Zealand Dollars	1,836,778	SS	96,677
07/24/18	U.S. Dollars	4,333,289	Australian Dollars	5,735,999	JPM	87,996
07/24/18	U.S. Dollars	3,815,939	Canadian Dollars	4,901,784	SS	85,743
07/24/18	U.S. Dollars	2,403,465	Norwegian Kroner	18,882,795	GSC	82,665
07/24/18	U.S. Dollars	4,902,229	Australian Dollars	6,516,928	RBC	78,959
07/24/18	U.S. Dollars	1,303,115	Euro	1,047,925	JPM	77,151
07/24/18	U.S. Dollars	4,659,885	Swedish Kronor	40,973,931	SS	76,859
07/24/18	U.S. Dollars	3,786,821	Australian Dollars	5,013,067	SC	76,579
07/24/18	U.S. Dollars	4,487,697	New Zealand Dollars	6,520,730	SS	71,102
07/24/18	U.S. Dollars	2,750,164	Canadian Dollars	3,521,365	SC	70,449
07/24/18	U.S. Dollars	2,587,250	Swedish Kronor	22,507,270	JPM	69,761
07/24/18	U.S. Dollars	1,522,272	South Korean Won	1,617,109,581	GSC	69,682
07/24/18	U.S. Dollars	2,144,262	New Zealand Dollars	3,065,412	GSC	68,009
07/24/18	U.S. Dollars	6,097,121	Japanese Yen	667,115,833	SS	61,680

See Notes to Financial Statements.

262

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/24/18	U.S. Dollars	2,015,145	Swedish Kronor	17,490,504	SS	$58,793
07/24/18	U.S. Dollars	1,083,525	Australian Dollars	1,391,289	RBC	53,812
07/24/18	U.S. Dollars	2,790,076	Swedish Kronor	24,471,334	JPM	52,903
07/24/18	U.S. Dollars	6,901,796	Japanese Yen	757,123,537	JPM	52,050
07/24/18	U.S. Dollars	2,615,524	Australian Dollars	3,464,128	SC	51,674
07/24/18	U.S. Dollars	2,318,929	Canadian Dollars	2,979,905	SS	51,258
07/24/18	U.S. Dollars	1,907,346	British Pounds	1,405,213	JPM	50,725
07/24/18	U.S. Dollars	620,845	British Pounds	432,033	JPM	50,027
07/24/18	U.S. Dollars	4,511,332	British Pounds	3,377,777	GSC	48,484
07/24/18	U.S. Dollars	2,625,858	New Zealand Dollars	3,808,439	RBC	46,341
07/24/18	U.S. Dollars	4,170,381	Swedish Kronor	36,897,030	GSC	43,366
07/24/18	U.S. Dollars	1,008,990	Canadian Dollars	1,273,147	RBC	40,141
07/24/18	U.S. Dollars	5,045,017	British Pounds	3,789,741	SC	37,867
07/24/18	U.S. Dollars	2,349,135	Swedish Kronor	20,664,162	SC	37,802
07/24/18	Canadian Dollars	5,228,473	U.S. Dollars	3,941,790	GSC	37,013
07/03/18	U.S. Dollars	1,189,491	Brazilian Reals	4,468,917	MSCS	36,867
07/24/18	U.S. Dollars	1,762,762	Australian Dollars	2,332,131	SC	36,719
07/24/18	U.S. Dollars	4,747,017	Norwegian Kroner	38,340,737	JPM	34,729
07/24/18	U.S. Dollars	527,468	Swedish Kronor	4,406,551	JPM	34,585
07/24/18	U.S. Dollars	4,422,738	Norwegian Kroner	35,704,369	JPM	34,474
07/24/18	U.S. Dollars	1,011,114	Japanese Yen	107,956,602	SS	34,423
07/24/18	U.S. Dollars	844,493	New Zealand Dollars	1,198,331	SS	32,844
07/24/18	Euro	3,708,155	U.S. Dollars	4,305,465	GSC	32,691
07/24/18	U.S. Dollars	5,463,960	Euro	4,644,625	SS	30,232
07/24/18	U.S. Dollars	1,422,888	Norwegian Kroner	11,337,184	JPM	29,486
07/24/18	U.S. Dollars	2,705,306	Norwegian Kroner	21,789,891	SC	27,209
07/24/18	U.S. Dollars	2,256,317	Norwegian Kroner	18,138,225	SS	27,029
07/24/18	U.S. Dollars	1,801,230	Australian Dollars	2,398,043	SC	26,405
07/24/18	U.S. Dollars	1,464,572	British Pounds	1,088,873	SC	25,912
07/24/18	U.S. Dollars	729,571	British Pounds	532,615	SC	25,859
07/24/18	U.S. Dollars	1,766,569	Australian Dollars	2,353,279	SS	24,874
07/24/18	U.S. Dollars	3,060,615	Swiss Francs	3,001,698	SC	23,206
07/24/18	U.S. Dollars	1,165,189	Canadian Dollars	1,501,138	JPM	22,841
07/24/18	U.S. Dollars	564,634	Canadian Dollars	713,236	GSC	21,870
07/24/18	U.S. Dollars	2,125,094	Norwegian Kroner	17,120,607	SS	20,877
07/24/18	U.S. Dollars	2,777,233	Australian Dollars	3,725,044	JPM	20,275
09/19/18	U.S. Dollars	666,081	Chinese Offshore Yuan	4,298,289	MSCS	20,199
07/24/18	U.S. Dollars	414,568	Australian Dollars	532,884	SS	20,173
07/24/18	U.S. Dollars	498,633	Japanese Yen	53,100,453	SC	18,230
07/24/18	U.S. Dollars	990,067	Norwegian Kroner	7,911,299	JPM	17,724
07/24/18	Swiss Francs	2,985,275	U.S. Dollars	3,003,990	GSC	16,801
07/24/18	Swiss Francs	1,928,183	U.S. Dollars	1,935,233	JPM	15,889
07/03/18	U.S. Dollars	410,000	Brazilian Reals	1,528,222	MSCS	15,841
07/24/18	U.S. Dollars	830,688	Swiss Francs	805,391	GSC	15,715
07/24/18	U.S. Dollars	1,124,620	Canadian Dollars	1,457,372	SS	15,578
07/24/18	U.S. Dollars	900,327	Australian Dollars	1,195,946	SS	15,191
09/19/18	Mexican Pesos	7,054,525	U.S. Dollars	335,923	MSCS	14,716
07/24/18	Turkish Lira	5,115,137	U.S. Dollars	1,087,286	GSC	14,688
09/19/18	U.S. Dollars	402,163	Chinese Offshore Yuan	2,578,835	MSCS	14,655
09/19/18	U.S. Dollars	692,070	Singapore Dollars	922,121	MSCS	14,079
09/19/18	Euro	288,834	Chinese Offshore Yuan	2,166,296	MSCS	13,894
09/19/18	U.S. Dollars	1,119,135	Canadian Dollars	1,451,071	MSCS	13,818
07/24/18	U.S. Dollars	5,206,509	Swiss Francs	5,131,785	GSC	13,671
07/24/18	U.S. Dollars	3,626,611	Swiss Francs	3,570,671	SC	13,460
07/24/18	U.S. Dollars	275,842	South Korean Won	292,806,546	SS	12,825
07/24/18	U.S. Dollars	953,608	Japanese Yen	104,002,409	JPM	12,692

See Notes to Financial Statements.

263

STRATEGIC ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/24/18	Norwegian Kroner	13,751,365	U.S. Dollars	1,677,917	SC	$12,202
07/24/18	U.S. Dollars	1,373,841	Japanese Yen	150,561,015	JPM	11,706
09/19/18	Euro	864,289	British Pounds	757,908	MSCS	11,699
07/24/18	U.S. Dollars	1,420,232	Canadian Dollars	1,850,936	GSC	11,693
09/19/18	Euro	288,085	New Zealand Dollars	483,319	MSCS	11,152
09/19/18	U.S. Dollars	336,016	Chinese Offshore Yuan	2,165,281	MSCS	10,650
09/19/18	U.S. Dollars	335,936	Chinese Offshore Yuan	2,167,061	MSCS	10,302
09/19/18	Euro	288,080	New Zealand Dollars	484,914	MSCS	10,066
07/24/18	U.S. Dollars	2,961,852	Japanese Yen	326,277,040	SS	10,003
09/19/18	Euro	288,095	New Zealand Dollars	485,685	MSCS	9,561
07/24/18	Swiss Francs	3,268,503	U.S. Dollars	3,297,920	GSC	9,468
07/24/18	Canadian Dollars	1,013,412	U.S. Dollars	761,763	CITI	9,430
07/24/18	U.S. Dollars	563,413	Norwegian Kroner	4,508,435	SS	9,301
09/19/18	Euro	249,095	Swedish Kronor	2,527,818	MSCS	8,698
09/19/18	U.S. Dollars	335,029	Chinese Offshore Yuan	2,172,159	MSCS	8,629
09/19/18	U.S. Dollars	339,116	Chinese Offshore Yuan	2,201,211	MSCS	8,351
07/24/18	U.S. Dollars	2,509,693	British Pounds	1,893,205	GSC	8,319
07/10/18	U.S. Dollars	833,000	Indonesian Rupiahs	11,824,435,000	MSCS	8,317
07/24/18	U.S. Dollars	560,676	British Pounds	418,187	SS	8,151
07/24/18	Japanese Yen	386,150,094	U.S. Dollars	3,485,477	RBC	8,048
07/24/18	U.S. Dollars	610,055	Swedish Kronor	5,384,419	SC	7,796
07/24/18	U.S. Dollars	1,375,262	Euro	1,168,963	SC	7,696
07/03/18	U.S. Dollars	165,990	Brazilian Reals	614,843	MSCS	7,410
07/11/18	U.S. Dollars	674,963	Indian Rupees	45,803,642	MSCS	7,281
09/19/18	U.S. Dollars	334,153	Australian Dollars	442,013	MSCS	6,959
07/03/18	U.S. Dollars	169,018	Brazilian Reals	629,678	MSCS	6,612
07/24/18	Canadian Dollars	3,600,362	U.S. Dollars	2,733,314	GSC	6,517
07/24/18	U.S. Dollars	687,355	Swedish Kronor	6,088,976	JPM	6,290
09/19/18	U.S. Dollars	168,163	New Zealand Dollars	239,015	MSCS	6,265
07/03/18	U.S. Dollars	168,942	Brazilian Reals	630,796	MSCS	6,247
09/19/18	U.S. Dollars	331,793	New Zealand Dollars	480,985	MSCS	5,994
07/24/18	British Pounds	2,286,593	U.S. Dollars	3,015,216	SS	5,918
09/19/18	Euro	143,090	New Zealand Dollars	239,514	MSCS	5,910
09/19/18	Euro	308,705	Swedish Kronor	3,176,556	MSCS	5,856
09/19/18	U.S. Dollars	405,818	British Pounds	301,977	MSCS	5,815
09/19/18	Euro	142,987	Swedish Kronor	1,446,357	MSCS	5,518
09/19/18	Euro	143,092	New Zealand Dollars	240,123	MSCS	5,500
07/18/18	U.S. Dollars	167,958	Chilean Pesos	106,191,275	MSCS	5,426
07/05/18	U.S. Dollars	174,256	Chilean Pesos	110,321,717	MSCS	5,410
07/24/18	Swiss Francs	845,942	U.S. Dollars	850,704	JPM	5,302
07/24/18	U.S. Dollars	1,820,722	Australian Dollars	2,453,242	CITI	5,043
08/02/18	U.S. Dollars	168,229	Brazilian Reals	635,636	MSCS	4,876
07/24/18	U.S. Dollars	607,646	Australian Dollars	814,450	SS	4,861
09/19/18	Euro	684,025	Norwegian Kroner	6,485,615	MSCS	4,847
07/11/18	U.S. Dollars	338,037	Indian Rupees	22,858,934	MSCS	4,822
07/27/18	U.S. Dollars	173,198	Indonesian Rupiahs	2,417,467,650	MSCS	4,756
09/19/18	U.S. Dollars	331,977	New Zealand Dollars	483,088	MSCS	4,754
09/19/18	U.S. Dollars	168,055	South African Rand	2,265,251	MSCS	4,681
09/19/18	U.S. Dollars	227,391	New Zealand Dollars	328,841	MSCS	4,648
09/19/18	Euro	517,313	U.S. Dollars	603,409	MSCS	4,490
09/19/18	U.S. Dollars	329,967	New Zealand Dollars	480,519	MSCS	4,484
07/24/18	Australian Dollars	6,810,197	U.S. Dollars	5,035,868	SS	4,454
09/19/18	Euro	142,989	Swedish Kronor	1,456,145	MSCS	4,421
07/03/18	U.S. Dollars	167,969	Brazilian Reals	634,142	MSCS	4,411
07/09/18	U.S. Dollars	169,055	Taiwan Dollars	5,017,995	MSCS	4,333
07/16/18	U.S. Dollars	336,118	Taiwan Dollars	10,103,026	MSCS	4,261

See Notes to Financial Statements.

264

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/24/18	U.S. Dollars	135,461	Swiss Francs	129,837	SC	$4,079
07/03/18	U.S. Dollars	168,035	Brazilian Reals	635,972	MSCS	4,005
09/19/18	U.S. Dollars	171,278	Czech Republic Koruna	3,707,450	MSCS	3,879
09/19/18	Euro	285,994	British Pounds	250,824	MSCS	3,828
09/19/18	Mexican Pesos	1,414,152	U.S. Dollars	66,534	MSCS	3,755
07/27/18	U.S. Dollars	164,976	Taiwan Dollars	4,904,253	MSCS	3,723
07/16/18	U.S. Dollars	167,990	Taiwan Dollars	5,001,910	MSCS	3,691
09/19/18	Turkish Lira	1,089,698	U.S. Dollars	225,414	MSCS	3,620
09/19/18	Euro	287,834	U.S. Dollars	334,650	MSCS	3,587
09/19/18	Swiss Francs	650,210	Euro	559,701	MSCS	3,583
07/05/18	U.S. Dollars	98,286	South Korean Won	105,726,457	MSCS	3,400
09/19/18	U.S. Dollars	166,939	Australian Dollars	220,981	MSCS	3,362
09/19/18	Mexican Pesos	2,341,209	U.S. Dollars	113,017	MSCS	3,351
07/27/18	U.S. Dollars	167,979	Taiwan Dollars	5,007,955	MSCS	3,316
09/19/18	U.S. Dollars	88,157	Swedish Kronor	756,192	MSCS	3,194
09/19/18	Australian Dollars	225,943	New Zealand Dollars	242,248	MSCS	3,163
07/03/18	U.S. Dollars	169,952	Brazilian Reals	646,931	MSCS	3,095
07/03/18	U.S. Dollars	93,315	Brazilian Reals	349,801	MSCS	3,094
09/19/18	U.S. Dollars	333,921	Japanese Yen	36,420,109	MSCS	3,060
09/19/18	U.S. Dollars	81,652	Swedish Kronor	700,164	MSCS	2,984
07/27/18	U.S. Dollars	333,028	Taiwan Dollars	10,037,897	MSCS	2,979
09/19/18	Euro	288,086	Australian Dollars	453,324	MSCS	2,967
07/27/18	U.S. Dollars	334,007	Taiwan Dollars	10,068,224	MSCS	2,960
07/24/18	U.S. Dollars	843,930	Japanese Yen	92,966,539	SS	2,856
09/19/18	U.S. Dollars	167,034	Chinese Offshore Yuan	1,092,607	MSCS	2,853
09/19/18	U.S. Dollars	167,085	Chinese Offshore Yuan	1,092,963	MSCS	2,851
09/19/18	Australian Dollars	209,896	New Zealand Dollars	225,199	MSCS	2,832
07/27/18	U.S. Dollars	102,502	Taiwan Dollars	3,033,756	MSCS	2,751
07/24/18	U.S. Dollars	2,187,252	Swiss Francs	2,158,844	GSC	2,724
09/19/18	U.S. Dollars	587,555	Japanese Yen	64,379,238	MSCS	2,696
09/19/18	U.S. Dollars	169,446	British Pounds	125,904	MSCS	2,671
07/26/18	South Korean Won	741,839,887	U.S. Dollars	663,762	MSCS	2,667
09/19/18	Euro	288,000	U.S. Dollars	335,837	MSCS	2,595
07/03/18	U.S. Dollars	169,952	Brazilian Reals	648,954	MSCS	2,574
09/19/18	Australian Dollars	226,009	New Zealand Dollars	243,322	MSCS	2,483
09/19/18	U.S. Dollars	272,026	New Zealand Dollars	397,954	MSCS	2,468
09/19/18	Euro	143,907	Swedish Kronor	1,483,793	MSCS	2,392
09/19/18	Euro	143,992	Polish Zloty	624,205	MSCS	2,337
07/24/18	Norwegian Kroner	7,440,736	U.S. Dollars	912,246	GSC	2,262
07/24/18	Norwegian Kroner	4,637,119	U.S. Dollars	567,668	SS	2,259
09/04/18	U.S. Dollars	200,222	Euro	168,674	BAR	2,239
09/04/18	U.S. Dollars	200,191	Euro	168,674	MSCS	2,208
07/27/18	U.S. Dollars	165,927	Indonesian Rupiahs	2,350,558,648	MSCS	2,147
09/19/18	Norwegian Kroner	2,728,271	U.S. Dollars	333,996	MSCS	2,098
09/19/18	U.S. Dollars	170,128	Euro	143,100	MSCS	1,970
09/19/18	British Pounds	164,929	U.S. Dollars	218,467	MSCS	1,947
07/16/18	U.S. Dollars	824,156	Taiwan Dollars	25,032,104	MSCS	1,920
09/04/18	U.S. Dollars	200,982	Euro	169,624	BAR	1,885
09/19/18	U.S. Dollars	133,979	Canadian Dollars	173,437	MSCS	1,868
09/19/18	U.S. Dollars	167,000	Japanese Yen	18,184,913	MSCS	1,797
09/19/18	Euro	85,400	Swedish Kronor	877,378	MSCS	1,776
08/31/18	Euro	264,981	U.S. Dollars	309,161	MSCS	1,768
09/19/18	Euro	143,927	Polish Zloty	626,059	MSCS	1,765
09/19/18	Euro	144,017	U.S. Dollars	167,484	MSCS	1,752
09/19/18	U.S. Dollars	167,885	Canadian Dollars	218,114	MSCS	1,743
08/02/18	U.S. Dollars	167,015	Brazilian Reals	643,311	MSCS	1,689

See Notes to Financial Statements.

265

STRATEGIC ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/19/18	Euro	143,070	Czech Republic Koruna	3,687,054	MSCS	$1,644
09/19/18	Turkish Lira	645,837	U.S. Dollars	134,105	MSCS	1,638
09/19/18	U.S. Dollars	172,881	Chinese Offshore Yuan	1,139,703	MSCS	1,624
09/19/18	Euro	143,996	U.S. Dollars	167,591	MSCS	1,620
07/19/18	U.S. Dollars	167,076	Indian Rupees	11,363,620	MSCS	1,579
07/24/18	U.S. Dollars	3,958,916	Euro	3,382,648	GSC	1,569
09/19/18	Euro	144,017	U.S. Dollars	167,681	MSCS	1,554
07/24/18	U.S. Dollars	587,571	Swiss Francs	579,134	CITI	1,547
09/05/18	U.S. Dollars	270,432	Swedish Kronor	2,395,746	MSCS	1,547
09/19/18	Euro	144,048	Japanese Yen	18,472,410	MSCS	1,458
09/19/18	Euro	57,072	Polish Zloty	245,429	MSCS	1,454
09/19/18	Euro	142,982	British Pounds	125,753	MSCS	1,446
09/19/18	U.S. Dollars	334,099	Japanese Yen	36,626,284	MSCS	1,364
09/19/18	Euro	142,920	U.S. Dollars	166,586	MSCS	1,361
08/14/18	U.S. Dollars	166,965	Thai Baht	5,481,704	MSCS	1,304
07/03/18	Brazilian Reals	528,401	U.S. Dollars	135,053	MSCS	1,232
09/19/18	U.S. Dollars	76,296	Norwegian Kroner	609,402	MSCS	1,224
09/19/18	Euro	288,120	Canadian Dollars	442,884	MSCS	1,217
09/19/18	Euro	342,790	U.S. Dollars	401,608	MSCS	1,208
07/23/18	U.S. Dollars	65,529	Indonesian Rupiahs	923,335,529	MSCS	1,179
08/17/18	Canadian Dollars	122,363	U.S. Dollars	92,038	MSCS	1,118
09/19/18	U.S. Dollars	167,068	Japanese Yen	18,268,165	MSCS	1,109
09/19/18	U.S. Dollars	169,081	British Pounds	126,844	MSCS	1,062
09/19/18	U.S. Dollars	170,596	Turkish Lira	806,610	MSCS	1,062
09/19/18	Canadian Dollars	106,992	U.S. Dollars	80,445	MSCS	1,054
07/27/18	U.S. Dollars	819,631	Taiwan Dollars	24,896,281	MSCS	1,033
07/24/18	Swiss Francs	1,922,039	U.S. Dollars	1,943,928	JPM	978
09/04/18	U.S. Dollars	200,046	Euro	169,624	BNP	949
09/19/18	Euro	144,093	U.S. Dollars	168,385	MSCS	940
09/19/18	U.S. Dollars	166,721	Australian Dollars	224,027	MSCS	888
07/26/18	U.S. Dollars	303,144	South Korean Won	336,505,282	MSCS	846
09/19/18	Euro	55,874	Polish Zloty	242,516	MSCS	826
07/24/18	U.S. Dollars	2,023,206	Euro	1,728,697	SC	811
09/19/18	Euro	144,041	Swedish Kronor	1,499,350	MSCS	803
09/19/18	Singapore Dollars	251,519	U.S. Dollars	184,182	MSCS	748
09/19/18	U.S. Dollars	52,955	Canadian Dollars	68,542	MSCS	744
09/19/18	U.S. Dollars	72,960	South African Rand	1,001,622	MSCS	721
09/19/18	British Pounds	50,083	Australian Dollars	88,662	MSCS	710
09/19/18	U.S. Dollars	80,811	British Pounds	60,494	MSCS	679
07/19/18	U.S. Dollars	105,393	Indian Rupees	7,191,930	MSCS	652
08/20/18	Russian Rubles	4,455,954	U.S. Dollars	69,906	MSCS	647
09/19/18	Euro	143,925	Swedish Kronor	1,499,593	MSCS	639
09/19/18	Euro	588,382	U.S. Dollars	690,835	MSCS	578
09/19/18	Euro	56,579	Norwegian Kroner	535,709	MSCS	493
09/19/18	Turkish Lira	321,464	U.S. Dollars	67,076	MSCS	489
07/19/18	U.S. Dollars	167,040	Indian Rupees	11,438,544	MSCS	452
09/19/18	Canadian Dollars	66,865	Euro	42,963	MSCS	447
09/19/18	Swiss Francs	165,675	Euro	143,024	MSCS	431
08/03/18	South Korean Won	592,619,711	U.S. Dollars	532,130	MSCS	423
09/19/18	Swiss Francs	328,820	U.S. Dollars	334,041	MSCS	384
09/19/18	Euro	142,976	Canadian Dollars	220,075	MSCS	376
09/19/18	Norwegian Kroner	1,398,659	U.S. Dollars	171,923	MSCS	376
07/24/18	Japanese Yen	439,752,518	U.S. Dollars	3,978,095	SS	375
07/09/18	Norwegian Kroner	2,816,490	Euro	295,734	MSCS	358
09/19/18	Euro	144,012	Hungarian Forint	47,391,959	MSCS	354
09/19/18	Euro	97,758	Swedish Kronor	1,019,294	MSCS	352

See Notes to Financial Statements.

266

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/19/18	Australian Dollars	226,062	U.S. Dollars	166,988	MSCS	$350
09/19/18	U.S. Dollars	64,342	Norwegian Kroner	519,756	MSCS	314
07/24/18	U.S. Dollars	1,112,776	Swedish Kronor	9,946,107	CITI	282
07/19/18	U.S. Dollars	51,149	Indian Rupees	3,492,961	MSCS	278
09/19/18	Canadian Dollars	220,928	U.S. Dollars	168,017	MSCS	269
09/19/18	U.S. Dollars	128,069	South African Rand	1,772,228	MSCS	253
09/19/18	U.S. Dollars	165,936	South African Rand	2,297,660	MSCS	224
09/19/18	Singapore Dollars	273,195	U.S. Dollars	200,642	MSCS	224
07/05/18	South Korean Won	105,726,457	U.S. Dollars	94,716	MSCS	171
09/19/18	U.S. Dollars	101,191	Euro	85,982	MSCS	152
09/19/18	Swiss Francs	166,561	Euro	144,039	MSCS	139
09/19/18	U.S. Dollars	167,026	Norwegian Kroner	1,354,795	MSCS	130
09/19/18	Japanese Yen	18,511,475	Euro	143,024	MSCS	100
07/18/18	U.S. Dollars	7,336	Chilean Pesos	4,732,288	MSCS	93
09/19/18	Norwegian Kroner	544,742	U.S. Dollars	67,017	MSCS	89
09/04/18	Euro	169,624	U.S. Dollars	199,033	BAR	64
09/19/18	U.S. Dollars	80,024	Norwegian Kroner	649,156	MSCS	55
07/27/18	U.S. Dollars	166,945	Taiwan Dollars	5,075,710	MSCS	54
09/19/18	South African Rand	2,316,238	U.S. Dollars	167,007	MSCS	44
09/19/18	Turkish Lira	318,670	U.S. Dollars	66,976	MSCS	3

Subtotal Appreciation						$16,570,181

09/19/18	Australian Dollars	66,882	Euro	42,146	MSCS	$(18)
08/20/18	U.S. Dollars	167,041	Russian Rubles	10,551,893	MSCS	(31)
09/19/18	Australian Dollars	96,614	British Pounds	54,031	MSCS	(53)
09/19/18	U.S. Dollars	168,200	British Pounds	127,039	MSCS	(78)
09/19/18	South African Rand	1,521,281	U.S. Dollars	109,796	MSCS	(79)
09/19/18	Norwegian Kroner	1,362,650	U.S. Dollars	167,952	MSCS	(89)
07/05/18	Chilean Pesos	4,732,288	U.S. Dollars	7,337	MSCS	(94)
09/19/18	Euro	143,103	U.S. Dollars	168,283	MSCS	(121)
07/31/18	U.S. Dollars	175,200	South Korean Won	195,135,718	MSCS	(138)
09/19/18	Canadian Dollars	220,261	U.S. Dollars	167,939	MSCS	(160)
09/19/18	New Zealand Dollars	494,763	Australian Dollars	452,980	MSCS	(180)
07/26/18	U.S. Dollars	94,760	South Korean Won	105,726,457	MSCS	(219)
09/19/18	Swedish Kronor	773,917	U.S. Dollars	87,175	MSCS	(220)
07/27/18	Taiwan Dollars	5,979,815	U.S. Dollars	196,851	MSCS	(233)
07/19/18	U.S. Dollars	167,026	Indian Rupees	11,486,344	MSCS	(259)
07/27/18	U.S. Dollars	166,972	Taiwan Dollars	5,086,300	MSCS	(267)
09/19/18	U.S. Dollars	165,959	South African Rand	2,304,824	MSCS	(270)
09/19/18	Chinese Offshore Yuan	1,307,966	U.S. Dollars	196,851	MSCS	(310)
09/19/18	South African Rand	2,310,102	U.S. Dollars	166,955	MSCS	(346)
07/26/18	U.S. Dollars	166,063	Colombian Pesos	488,361,444	MSCS	(360)
07/27/18	U.S. Dollars	97,893	Indonesian Rupiahs	1,410,244,000	MSCS	(369)
08/20/18	Russian Rubles	12,406,069	U.S. Dollars	196,851	MSCS	(422)
07/26/18	U.S. Dollars	168,491	South Korean Won	188,044,548	MSCS	(438)
09/19/18	Japanese Yen	18,438,595	U.S. Dollars	167,953	MSCS	(445)
09/19/18	Canadian Dollars	440,544	U.S. Dollars	336,022	MSCS	(448)
09/19/18	U.S. Dollars	76,119	Canadian Dollars	100,526	MSCS	(454)
09/19/18	Euro	143,101	U.S. Dollars	168,632	MSCS	(472)
09/19/18	Chinese Offshore Yuan	1,107,703	U.S. Dollars	166,923	MSCS	(474)
09/19/18	U.S. Dollars	86,329	Canadian Dollars	113,981	MSCS	(493)
09/19/18	Norwegian Kroner	539,175	Euro	56,944	MSCS	(494)
07/24/18	U.S. Dollars	528,527	British Pounds	400,399	SS	(496)
07/24/18	U.S. Dollars	453,615	New Zealand Dollars	670,481	GSC	(512)
09/19/18	Canadian Dollars	169,948	U.S. Dollars	129,970	MSCS	(516)
09/19/18	Australian Dollars	224,986	U.S. Dollars	167,075	MSCS	(532)

See Notes to Financial Statements.

267

STRATEGIC ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/19/18	Australian Dollars	224,914	U.S. Dollars	167,034	MSCS	$(544)
09/19/18	U.S. Dollars	166,734	Australian Dollars	225,991	MSCS	(553)
08/20/18	U.S. Dollars	166,964	Russian Rubles	10,580,084	MSCS	(554)
08/02/18	Brazilian Reals	567,202	U.S. Dollars	146,330	MSCS	(563)
07/26/18	Colombian Pesos	691,574,803	U.S. Dollars	236,244	MSCS	(571)
08/06/18	Chilean Pesos	95,216,814	U.S. Dollars	146,330	MSCS	(591)
09/19/18	U.S. Dollars	67,323	Turkish Lira	323,147	MSCS	(596)
07/26/18	U.S. Dollars	169,509	South Korean Won	189,359,897	MSCS	(602)
09/19/18	U.S. Dollars	154,294	Australian Dollars	209,273	MSCS	(617)
07/26/18	U.S. Dollars	166,943	South Korean Won	186,541,874	MSCS	(636)
07/19/18	Indian Rupees	11,293,047	U.S. Dollars	165,108	MSCS	(639)
09/19/18	Japanese Yen	18,428,272	U.S. Dollars	168,080	MSCS	(666)
09/19/18	Singapore Dollars	248,919	U.S. Dollars	183,694	MSCS	(676)
09/19/18	U.S. Dollars	165,802	Australian Dollars	224,932	MSCS	(700)
09/19/18	Mexican Pesos	2,929,217	U.S. Dollars	146,330	MSCS	(736)
09/19/18	British Pounds	126,374	Euro	143,095	MSCS	(755)
09/19/18	U.S. Dollars	166,577	Australian Dollars	226,077	MSCS	(774)
09/19/18	U.S. Dollars	75,090	South African Rand	1,052,482	MSCS	(817)
07/09/18	South Korean Won	185,127,350	U.S. Dollars	166,995	MSCS	(818)
09/19/18	Euro	142,993	U.S. Dollars	168,854	MSCS	(821)
09/19/18	British Pounds	60,186	U.S. Dollars	80,552	MSCS	(828)
09/19/18	U.S. Dollars	167,176	Euro	142,971	MSCS	(831)
09/19/18	New Zealand Dollars	243,961	U.S. Dollars	166,081	MSCS	(832)
07/19/18	Indian Rupees	11,759,801	U.S. Dollars	172,158	MSCS	(891)
09/19/18	Japanese Yen	36,886,785	U.S. Dollars	336,000	MSCS	(899)
09/19/18	Australian Dollars	227,493	Euro	144,070	MSCS	(900)
09/19/18	Japanese Yen	17,346,300	U.S. Dollars	158,516	MSCS	(932)
09/19/18	Japanese Yen	73,751,332	U.S. Dollars	670,970	MSCS	(969)
09/19/18	U.S. Dollars	168,130	Euro	143,910	MSCS	(980)
09/19/18	South African Rand	2,300,544	U.S. Dollars	166,923	MSCS	(1,004)
09/19/18	Japanese Yen	36,755,817	U.S. Dollars	334,928	MSCS	(1,016)
09/19/18	Canadian Dollars	219,166	U.S. Dollars	167,977	MSCS	(1,032)
09/19/18	U.S. Dollars	293,203	Canadian Dollars	386,279	MSCS	(1,035)
09/19/18	Canadian Dollars	114,045	U.S. Dollars	87,944	MSCS	(1,073)
09/19/18	Swedish Kronor	705,371	U.S. Dollars	80,343	MSCS	(1,090)
07/31/18	U.S. Dollars	167,068	South Korean Won	187,165,743	MSCS	(1,109)
09/19/18	Australian Dollars	869,140	U.S. Dollars	644,489	MSCS	(1,121)
09/19/18	U.S. Dollars	167,929	Euro	143,910	MSCS	(1,182)
07/09/18	South Korean Won	186,179,175	U.S. Dollars	168,342	MSCS	(1,220)
09/19/18	Australian Dollars	451,968	U.S. Dollars	335,806	MSCS	(1,243)
09/19/18	Swedish Kronor	435,765	Euro	42,787	MSCS	(1,318)
09/19/18	U.S. Dollars	337,018	Euro	287,951	MSCS	(1,357)
07/24/18	U.S. Dollars	1,377,570	Euro	1,178,705	SC	(1,392)
07/03/18	Brazilian Reals	645,810	U.S. Dollars	167,992	MSCS	(1,424)
09/19/18	Australian Dollars	222,961	U.S. Dollars	166,475	MSCS	(1,431)
09/19/18	Canadian Dollars	218,747	U.S. Dollars	168,065	MSCS	(1,439)
09/19/18	U.S. Dollars	167,750	Euro	143,981	MSCS	(1,444)
09/19/18	U.S. Dollars	335,247	British Pounds	254,206	MSCS	(1,478)
07/09/18	South Korean Won	191,469,629	U.S. Dollars	173,367	MSCS	(1,496)
09/19/18	U.S. Dollars	167,003	South African Rand	2,336,394	MSCS	(1,502)
09/19/18	Norwegian Kroner	1,360,342	Euro	143,907	MSCS	(1,528)
09/19/18	British Pounds	126,685	Euro	144,107	MSCS	(1,534)
09/04/18	Euro	168,674	U.S. Dollars	199,522	BAR	(1,539)
09/19/18	U.S. Dollars	167,731	Euro	144,053	MSCS	(1,548)
09/19/18	New Zealand Dollars	244,684	Australian Dollars	226,050	MSCS	(1,592)
09/19/18	Euro	286,000	U.S. Dollars	337,749	MSCS	(1,667)

See Notes to Financial Statements.

268

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/19/18	British Pounds	126,078	U.S. Dollars	168,696	MSCS	$(1,691)
09/19/18	British Pounds	126,355	Euro	143,917	MSCS	(1,747)
09/19/18	Japanese Yen	18,190,024	U.S. Dollars	167,000	MSCS	(1,751)
09/19/18	New Zealand Dollars	244,486	Australian Dollars	226,088	MSCS	(1,754)
09/04/18	Euro	168,674	U.S. Dollars	199,768	MSCS	(1,785)
09/19/18	Swedish Kronor	1,293,942	Euro	125,243	MSCS	(1,792)
09/04/18	Euro	168,674	U.S. Dollars	199,816	BAR	(1,833)
07/03/18	Brazilian Reals	779,610	U.S. Dollars	202,942	MSCS	(1,865)
09/19/18	U.S. Dollars	331,114	Australian Dollars	449,939	MSCS	(1,946)
09/19/18	U.S. Dollars	167,027	Turkish Lira	804,073	MSCS	(1,974)
09/19/18	U.S. Dollars	297,553	Euro	254,895	MSCS	(1,977)
09/19/18	Hungarian Forint	46,933,452	Euro	144,040	MSCS	(2,022)
07/27/18	Taiwan Dollars	10,065,292	U.S. Dollars	332,974	MSCS	(2,024)
09/19/18	Polish Zloty	625,254	Euro	144,071	MSCS	(2,149)
07/24/18	U.S. Dollars	910,075	Euro	779,750	GSC	(2,151)
09/19/18	U.S. Dollars	167,037	Canadian Dollars	222,205	MSCS	(2,222)
09/19/18	New Zealand Dollars	243,497	Australian Dollars	225,903	MSCS	(2,287)
07/09/18	U.S. Dollars	663,524	South Korean Won	741,839,887	MSCS	(2,380)
09/19/18	Japanese Yen	36,376,674	U.S. Dollars	332,922	MSCS	(2,455)
07/03/18	Brazilian Reals	641,585	U.S. Dollars	167,992	MSCS	(2,514)
09/19/18	U.S. Dollars	335,982	Euro	288,091	MSCS	(2,556)
09/19/18	South African Rand	2,279,791	U.S. Dollars	166,983	MSCS	(2,561)
09/19/18	U.S. Dollars	66,988	Turkish Lira	331,136	MSCS	(2,611)
09/19/18	U.S. Dollars	179,656	Canadian Dollars	239,316	MSCS	(2,637)
08/22/18	Colombian Pesos	2,764,850,792	U.S. Dollars	943,700	MSCS	(2,699)
07/03/18	Brazilian Reals	554,907	U.S. Dollars	145,825	MSCS	(2,703)
07/27/18	U.S. Dollars	728,000	Indonesian Rupiahs	10,487,568,000	MSCS	(2,742)
08/20/18	U.S. Dollars	166,987	Russian Rubles	10,719,957	MSCS	(2,746)
09/19/18	Swedish Kronor	1,290,270	Euro	125,743	MSCS	(2,791)
09/19/18	Singapore Dollars	453,227	Euro	286,006	MSCS	(2,853)
09/19/18	U.S. Dollars	67,024	Mexican Pesos	1,406,403	MSCS	(2,880)
07/24/18	Norwegian Kroner	30,287,423	U.S. Dollars	3,725,390	SS	(2,899)
09/19/18	U.S. Dollars	332,415	Australian Dollars	452,987	MSCS	(2,901)
09/19/18	Hungarian Forint	46,674,178	Euro	144,040	MSCS	(2,945)
09/19/18	Japanese Yen	104,862,566	U.S. Dollars	955,624	MSCS	(2,990)
09/19/18	Japanese Yen	36,432,616	U.S. Dollars	334,080	MSCS	(3,105)
09/19/18	South African Rand	2,271,116	U.S. Dollars	167,003	MSCS	(3,206)
07/11/18	Indian Rupees	38,645,983	U.S. Dollars	566,640	MSCS	(3,296)
09/19/18	Hungarian Forint	46,137,575	Euro	142,951	MSCS	(3,578)
07/24/18	U.S. Dollars	1,099,165	Norwegian Kroner	8,973,053	CITI	(3,673)
08/20/18	U.S. Dollars	166,951	Russian Rubles	10,785,578	MSCS	(3,821)
07/24/18	Swiss Francs	549,163	U.S. Dollars	559,565	SS	(3,869)
08/08/18	South African Rand	4,090,868	U.S. Dollars	300,572	MSCS	(3,888)
09/19/18	Euro	286,000	U.S. Dollars	340,201	MSCS	(4,120)
09/19/18	Swedish Kronor	1,469,573	Euro	144,020	MSCS	(4,123)
09/19/18	U.S. Dollars	100,003	Turkish Lira	495,521	MSCS	(4,146)
07/24/18	New Zealand Dollars	1,543,498	U.S. Dollars	1,049,656	CITI	(4,220)
07/26/18	U.S. Dollars	1,225,733	South Korean Won	1,369,144,042	MSCS	(4,232)
08/20/18	U.S. Dollars	333,308	Russian Rubles	21,326,062	MSCS	(4,355)
07/03/18	Brazilian Reals	634,496	U.S. Dollars	168,013	MSCS	(4,364)
07/24/18	U.S. Dollars	540,618	Euro	465,871	CITI	(4,402)
09/19/18	Chinese Offshore Yuan	2,192,932	U.S. Dollars	333,942	MSCS	(4,421)
09/19/18	U.S. Dollars	661,548	Australian Dollars	899,906	MSCS	(4,594)
09/19/18	Swedish Kronor	1,466,048	Euro	144,087	MSCS	(4,598)
07/24/18	Swiss Francs	622,542	U.S. Dollars	634,584	JPM	(4,635)
09/19/18	Australian Dollars	221,036	U.S. Dollars	168,259	MSCS	(4,641)

See Notes to Financial Statements.

269

STRATEGIC ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/03/18	Brazilian Reals	638,720	U.S. Dollars	169,426	MSCS	$(4,688)
07/03/18	Brazilian Reals	629,321	U.S. Dollars	167,026	MSCS	(4,712)
07/03/18	Brazilian Reals	635,636	U.S. Dollars	168,693	MSCS	(4,750)
07/09/18	Taiwan Dollars	4,970,602	U.S. Dollars	167,926	MSCS	(4,759)
09/19/18	Canadian Dollars	499,400	U.S. Dollars	385,188	MSCS	(4,783)
09/19/18	Swedish Kronor	1,462,733	Euro	144,042	MSCS	(4,918)
07/24/18	Japanese Yen	424,677,469	U.S. Dollars	3,847,054	GSC	(4,970)
08/08/18	South African Rand	5,007,342	U.S. Dollars	368,158	MSCS	(5,007)
09/19/18	New Zealand Dollars	238,965	U.S. Dollars	166,890	MSCS	(5,025)
07/24/18	Swiss Francs	2,830,272	U.S. Dollars	2,869,070	SS	(5,127)
07/03/18	Brazilian Reals	626,282	U.S. Dollars	167,025	MSCS	(5,494)
09/19/18	U.S. Dollars	500,915	Canadian Dollars	664,887	MSCS	(5,546)
08/14/18	Thai Baht	5,290,065	U.S. Dollars	165,433	MSCS	(5,564)
09/19/18	U.S. Dollars	134,003	Turkish Lira	664,061	MSCS	(5,570)
07/03/18	Brazilian Reals	623,206	U.S. Dollars	166,466	MSCS	(5,729)
07/24/18	Japanese Yen	56,907,392	U.S. Dollars	520,578	JPM	(5,734)
07/24/18	Swiss Francs	2,759,015	U.S. Dollars	2,797,843	SC	(6,005)
07/24/18	U.S. Dollars	1,099,585	Canadian Dollars	1,452,914	SS	(6,065)
07/03/18	Brazilian Reals	625,562	U.S. Dollars	167,522	MSCS	(6,177)
07/24/18	Swiss Francs	5,538,138	U.S. Dollars	5,610,258	SS	(6,233)
07/24/18	U.S. Dollars	544,603	Canadian Dollars	723,899	JPM	(6,275)
07/05/18	Chilean Pesos	105,589,429	U.S. Dollars	167,995	MSCS	(6,391)
07/24/18	U.S. Dollars	1,070,729	Swiss Francs	1,064,936	SS	(6,877)
07/24/18	U.S. Dollars	851,132	Euro	733,665	SS	(7,180)
09/19/18	Chinese Offshore Yuan	2,196,495	Euro	286,992	MSCS	(7,191)
09/19/18	Hungarian Forint	139,916,458	Euro	430,478	MSCS	(7,284)
07/09/18	South Korean Won	179,063,733	U.S. Dollars	168,040	MSCS	(7,306)
07/03/18	Brazilian Reals	696,280	U.S. Dollars	186,975	MSCS	(7,391)
07/24/18	U.S. Dollars	6,151,110	Australian Dollars	8,321,194	SS	(7,523)
07/27/18	Taiwan Dollars	9,875,128	U.S. Dollars	332,967	MSCS	(8,269)
09/19/18	New Zealand Dollars	464,931	U.S. Dollars	323,209	MSCS	(8,285)
07/03/18	Brazilian Reals	1,269,829	U.S. Dollars	335,981	MSCS	(8,466)
07/24/18	Euro	712,910	U.S. Dollars	842,852	SS	(8,821)
07/24/18	U.S. Dollars	2,333,394	Swiss Francs	2,314,727	SS	(8,871)
07/24/18	Swedish Kronor	6,095,272	U.S. Dollars	690,901	CITI	(9,131)
07/03/18	Brazilian Reals	1,258,610	U.S. Dollars	333,840	MSCS	(9,219)
07/24/18	British Pounds	817,182	U.S. Dollars	1,088,960	SC	(9,268)
07/24/18	Japanese Yen	237,815,509	U.S. Dollars	2,161,723	CITI	(10,191)
07/24/18	Norwegian Kroner	4,360,813	U.S. Dollars	546,451	SC	(10,483)
07/24/18	Canadian Dollars	535,820	U.S. Dollars	418,929	JPM	(11,177)
07/24/18	Swedish Kronor	47,926,426	U.S. Dollars	5,371,912	SS	(11,234)
07/24/18	Euro	796,181	U.S. Dollars	944,031	SC	(12,582)
07/24/18	U.S. Dollars	2,856,330	Norwegian Kroner	23,346,211	SC	(13,048)
07/24/18	Japanese Yen	241,885,619	U.S. Dollars	2,201,762	GSC	(13,407)
07/24/18	Norwegian Kroner	13,239,473	U.S. Dollars	1,640,681	GSC	(13,477)
07/24/18	Japanese Yen	109,249,676	U.S. Dollars	1,001,950	SS	(13,561)
07/24/18	Australian Dollars	3,789,749	U.S. Dollars	2,818,721	SC	(13,874)
07/24/18	Norwegian Kroner	2,189,194	U.S. Dollars	283,201	SC	(14,137)
09/19/18	Australian Dollars	2,822,369	U.S. Dollars	2,104,810	MSCS	(15,594)
07/24/18	Japanese Yen	92,044,197	U.S. Dollars	848,897	SC	(16,167)
09/19/18	Swedish Kronor	7,314,226	Euro	713,113	MSCS	(16,186)
07/24/18	Norwegian Kroner	30,113,794	U.S. Dollars	3,717,430	GSC	(16,279)
07/24/18	British Pounds	478,079	U.S. Dollars	648,426	JPM	(16,770)
07/24/18	Euro	2,323,530	U.S. Dollars	2,735,392	GSC	(17,103)
07/24/18	U.S. Dollars	2,740,348	Swiss Francs	2,725,723	RBC	(17,803)
07/24/18	British Pounds	2,659,242	U.S. Dollars	3,531,433	CITI	(17,942)

See Notes to Financial Statements.

270

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/24/18	U.S. Dollars	3,678,629	Swiss Francs	3,653,647	JPM	$(18,486)
07/05/18	Argentine Pesos	4,044,294	U.S. Dollars	157,857	MSCS	(18,801)
07/10/18	Argentine Pesos	4,064,815	U.S. Dollars	157,857	MSCS	(18,862)
07/24/18	Euro	1,897,307	U.S. Dollars	2,238,619	RBC	(18,967)
09/19/18	U.S. Dollars	4,149,649	Euro	3,548,165	MSCS	(19,835)
07/24/18	Canadian Dollars	1,988,191	U.S. Dollars	1,532,929	JPM	(19,941)
07/24/18	New Zealand Dollars	1,443,528	U.S. Dollars	998,500	SC	(20,775)
07/24/18	Swedish Kronor	16,138,154	U.S. Dollars	1,826,585	SC	(21,497)
07/24/18	Swedish Kronor	6,249,807	U.S. Dollars	721,912	SS	(22,857)
07/24/18	Swedish Kronor	13,078,589	U.S. Dollars	1,486,643	SC	(23,773)
07/24/18	South Korean Won	602,132,217	U.S. Dollars	564,762	SS	(23,889)
09/19/18	British Pounds	2,790,929	U.S. Dollars	3,721,028	MSCS	(24,125)
07/24/18	U.S. Dollars	3,250,012	Euro	2,799,312	GSC	(24,892)
07/24/18	Japanese Yen	372,696,471	U.S. Dollars	3,396,898	SC	(25,089)
07/24/18	Norwegian Kroner	14,968,402	U.S. Dollars	1,864,981	GSC	(25,282)
07/24/18	Norwegian Kroner	4,789,244	U.S. Dollars	615,767	GSC	(27,142)
09/19/18	Hungarian Forint	305,595,642	Euro	949,792	MSCS	(27,157)
07/24/18	Canadian Dollars	1,598,566	U.S. Dollars	1,244,465	RBC	(27,976)
07/24/18	Swedish Kronor	17,516,807	U.S. Dollars	1,987,315	GSC	(28,021)
09/19/18	Polish Zloty	4,562,198	Euro	1,061,915	MSCS	(28,247)
07/24/18	Australian Dollars	2,299,786	U.S. Dollars	1,730,384	JPM	(28,280)
09/19/18	Polish Zloty	3,319,513	U.S. Dollars	916,119	MSCS	(28,709)
07/24/18	Norwegian Kroner	26,593,367	U.S. Dollars	3,297,919	SS	(29,448)
07/24/18	Australian Dollars	1,477,255	U.S. Dollars	1,123,548	SS	(30,211)
07/24/18	Euro	2,065,741	U.S. Dollars	2,447,128	SS	(30,426)
07/24/18	Japanese Yen	287,518,740	U.S. Dollars	2,632,305	SC	(31,104)
09/19/18	U.S. Dollars	771,786	Mexican Pesos	16,163,522	MSCS	(31,607)
07/24/18	British Pounds	1,512,188	U.S. Dollars	2,031,222	SC	(33,262)
07/24/18	Norwegian Kroner	5,154,275	U.S. Dollars	666,780	JPM	(33,291)
07/24/18	U.S. Dollars	3,790,989	Swiss Francs	3,779,654	SS	(33,631)
07/24/18	New Zealand Dollars	1,677,817	U.S. Dollars	1,170,789	JPM	(34,377)
07/24/18	New Zealand Dollars	1,729,732	U.S. Dollars	1,206,350	SC	(34,775)
07/24/18	Canadian Dollars	3,099,613	U.S. Dollars	2,393,797	SC	(35,030)
07/24/18	New Zealand Dollars	1,503,085	U.S. Dollars	1,053,965	SS	(35,901)
07/24/18	British Pounds	1,966,306	U.S. Dollars	2,634,087	JPM	(36,129)
07/24/18	Australian Dollars	8,343,601	U.S. Dollars	6,211,794	GSC	(36,578)
07/24/18	U.S. Dollars	3,259,091	Canadian Dollars	4,331,920	CITI	(37,446)
07/19/18	Argentine Pesos	10,620,071	U.S. Dollars	397,012	MSCS	(37,473)
07/24/18	Japanese Yen	324,590,151	U.S. Dollars	2,974,409	SS	(37,821)
07/24/18	British Pounds	2,754,319	U.S. Dollars	3,680,776	SC	(41,664)
07/24/18	Swedish Kronor	6,300,028	U.S. Dollars	747,056	GSC	(42,384)
07/24/18	Swedish Kronor	40,982,380	U.S. Dollars	4,627,483	SS	(43,512)
07/24/18	South Korean Won	1,309,682,826	U.S. Dollars	1,220,467	CITI	(44,027)
07/24/18	Japanese Yen	395,077,122	U.S. Dollars	3,620,409	SC	(46,121)
07/24/18	British Pounds	507,135	U.S. Dollars	716,234	GSC	(46,188)
07/24/18	Australian Dollars	2,322,636	U.S. Dollars	1,766,799	JPM	(47,783)
07/24/18	Canadian Dollars	4,666,957	U.S. Dollars	3,604,176	SC	(52,679)
07/24/18	Canadian Dollars	3,158,098	U.S. Dollars	2,457,978	SC	(54,704)
07/24/18	New Zealand Dollars	3,232,175	U.S. Dollars	2,244,206	GSC	(55,002)
07/24/18	Australian Dollars	4,156,104	U.S. Dollars	3,135,843	SC	(59,852)
09/19/18	Swedish Kronor	21,133,005	Euro	2,073,266	MSCS	(61,885)
09/19/18	Swedish Kronor	19,046,563	Euro	1,874,165	MSCS	(62,346)
07/10/18	Indonesian Rupiahs	73,607,442,000	U.S. Dollars	5,199,000	MSCS	(65,323)
07/24/18	New Zealand Dollars	4,553,471	U.S. Dollars	3,151,043	JPM	(66,904)
07/24/18	Swedish Kronor	22,576,751	U.S. Dollars	2,592,372	RBC	(67,112)
09/19/18	Swedish Kronor	19,027,626	Euro	1,877,482	MSCS	(68,371)

See Notes to Financial Statements.

271

STRATEGIC ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/24/18	Euro	5,678,984	U.S. Dollars	6,713,286	JPM	$(69,465)
07/24/18	Canadian Dollars	6,627,390	U.S. Dollars	5,114,102	JPM	(70,740)
07/24/18	U.S. Dollars	9,338,035	Euro	8,042,868	GSC	(71,284)
07/24/18	Swiss Francs	2,565,202	U.S. Dollars	2,671,390	GSC	(75,670)
07/24/18	Euro	3,423,125	U.S. Dollars	4,081,734	SS	(77,034)
07/24/18	Canadian Dollars	2,124,556	U.S. Dollars	1,693,879	SC	(77,118)
07/24/18	New Zealand Dollars	6,678,417	U.S. Dollars	4,600,895	SS	(77,496)
07/24/18	Australian Dollars	4,898,186	U.S. Dollars	3,704,709	GSC	(79,492)
07/24/18	Euro	3,585,345	U.S. Dollars	4,274,807	GSC	(80,326)
07/24/18	New Zealand Dollars	4,350,407	U.S. Dollars	3,027,070	JPM	(80,469)
09/19/18	South African Rand	28,589,366	U.S. Dollars	2,143,115	MSCS	(81,196)
07/24/18	British Pounds	2,063,102	U.S. Dollars	2,811,162	SS	(85,313)
07/24/18	British Pounds	3,691,378	U.S. Dollars	4,969,632	JPM	(92,443)
07/24/18	Swiss Francs	3,007,668	U.S. Dollars	3,136,974	RBC	(93,524)
07/24/18	Euro	2,700,933	U.S. Dollars	3,254,195	JPM	(94,384)
07/24/18	British Pounds	2,451,075	U.S. Dollars	3,333,119	GSC	(94,665)
09/19/18	New Zealand Dollars	4,012,700	U.S. Dollars	2,820,643	MSCS	(102,609)
07/24/18	Swedish Kronor	19,815,467	U.S. Dollars	2,321,276	JPM	(104,872)
07/24/18	Euro	4,329,917	U.S. Dollars	5,173,168	JPM	(107,616)
07/24/18	Australian Dollars	3,671,030	U.S. Dollars	2,826,620	SS	(109,639)
07/24/18	Swedish Kronor	33,916,605	U.S. Dollars	3,909,944	JPM	(116,296)
07/24/18	Mexican Pesos	29,346,247	U.S. Dollars	1,603,011	GSC	(131,081)
07/24/18	Euro	2,262,573	U.S. Dollars	2,781,503	GSC	(134,528)
07/24/18	New Zealand Dollars	5,817,401	U.S. Dollars	4,076,672	GSC	(136,453)
07/24/18	Canadian Dollars	7,191,259	U.S. Dollars	5,612,712	GSC	(140,253)
07/24/18	British Pounds	1,817,101	U.S. Dollars	2,546,798	GSC	(145,975)
07/24/18	British Pounds	3,487,060	U.S. Dollars	4,754,530	JPM	(147,293)
07/24/18	New Zealand Dollars	3,269,701	U.S. Dollars	2,362,130	SS	(147,509)
08/15/18	Argentine Pesos	38,174,350	U.S. Dollars	1,417,540	MSCS	(160,480)
07/24/18	Euro	4,173,013	U.S. Dollars	5,048,924	SS	(166,933)
07/24/18	Canadian Dollars	5,581,965	U.S. Dollars	4,424,046	SS	(176,240)
07/24/18	Swiss Francs	6,269,219	U.S. Dollars	6,523,634	SS	(179,831)
07/24/18	Swedish Kronor	22,220,696	U.S. Dollars	2,668,608	SS	(183,173)
07/24/18	New Zealand Dollars	3,481,840	U.S. Dollars	2,553,947	JPM	(195,641)
07/24/18	Norwegian Kroner	34,242,033	U.S. Dollars	4,420,386	JPM	(211,852)
07/24/18	Swedish Kronor	26,582,671	U.S. Dollars	3,191,312	RBC	(217,981)
07/24/18	Norwegian Kroner	41,540,009	U.S. Dollars	5,378,594	RBC	(273,099)
07/24/18	Japanese Yen	839,152,121	U.S. Dollars	7,874,438	GSC	(282,575)
07/24/18	New Zealand Dollars	5,044,597	U.S. Dollars	3,703,693	SS	(286,906)
07/24/18	British Pounds	2,873,438	U.S. Dollars	4,105,433	RBC	(308,937)
07/24/18	Swedish Kronor	38,645,426	U.S. Dollars	4,635,912	JPM	(313,335)
07/24/18	New Zealand Dollars	10,982,599	U.S. Dollars	7,824,256	GSC	(385,566)
07/24/18	Japanese Yen	1,165,508,607	U.S. Dollars	10,931,990	JPM	(387,557)
07/24/18	Swedish Kronor	48,440,881	U.S. Dollars	5,813,662	SC	(395,441)
07/24/18	Euro	5,556,083	U.S. Dollars	6,931,147	SC	(431,107)
07/24/18	Canadian Dollars	20,951,272	U.S. Dollars	16,613,358	GSC	(669,701)
07/24/18	Norwegian Kroner	109,111,220	U.S. Dollars	14,120,043	GSC	(709,673)
07/24/18	Euro	10,427,914	U.S. Dollars	12,997,143	JPM	(797,568)
07/24/18	British Pounds	7,717,495	U.S. Dollars	11,020,699	JPM	(824,050)
07/24/18	Australian Dollars	24,954,235	U.S. Dollars	19,427,246	GSC	(958,266)
07/24/18	New Zealand Dollars	17,325,353	U.S. Dollars	12,695,326	GSC	(960,587)
07/24/18	Swedish Kronor	259,176,192	U.S. Dollars	31,099,935	SS	(2,110,498)

Subtotal Depreciation						$(17,184,644)

Total Forward Foreign Currency Contracts outstanding at June 30, 2018						$(614,463)

See Notes to Financial Statements.

272

Swap agreements outstanding at June 30, 2018:

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
KRW-CD-KSDA-Bloomberg (Quarterly)	2.02% (Quarterly)	03/21/2020	CITI	KRW	9,000,000,000	$14,120	$—	$14,120
1-Day COP-IBR-OIS (Quarterly)	4.75% (Quarterly)	06/20/2020	MSCS	COP	10,392,325,000	(7,614)	10,844	(18,458)
7-Day CFETS Repo Rate (Quarterly)	3.75% (Quarterly)	06/20/2020	CITI	CNY	38,780,000	76,298	41,943	34,355
KRW-CD-KSDA-Bloomberg (Quarterly)	2.00% (Quarterly)	06/20/2020	DEUT	KRW	2,096,410,000	1,917	(607)	2,524
KRW-CD-KSDA-Bloomberg (Quarterly)	2.00% (Quarterly)	06/20/2020	DEUT	KRW	867,570,000	793	(106)	899
7.00% (Semiannually)	6-Month NSE MIBID MIBOR (Semiannually)	09/19/2020	MSCS	INR	414,390,000	15,896	(1,490)	17,386
KRW-CD-KSDA-Bloomberg (Quarterly)	2.00% (Quarterly)	09/19/2020	CITI	KRW	2,129,420,000	(487)	(2,560)	2,073
KRW-CD-KSDA-Bloomberg (Quarterly)	2.00% (Quarterly)	09/19/2020	CITI	KRW	2,047,390,000	(468)	(1,678)	1,210
KRW-CD-KSDA-Bloomberg (Quarterly)	2.00% (Quarterly)	09/19/2020	CITI	KRW	1,940,690,000	(444)	(89)	(355)
KRW-CD-KSDA-Bloomberg (Quarterly)	2.00% (Quarterly)	09/19/2020	CITI	KRW	1,465,140,000	(335)	(196)	(139)
KRW-CD-KSDA-Bloomberg (Quarterly)	2.00% (Quarterly)	09/19/2020	CITI	KRW	1,316,440,000	(301)	(1,149)	848
KRW-CD-KSDA-Bloomberg (Quarterly)	2.00% (Quarterly)	09/19/2020	CITI	KRW	1,314,500,000	(300)	(1,582)	1,282
3.25% (Semiannually)	6-Month CLP-TNA (Semiannually)	09/20/2020	CITI	CLP	283,150,000	1,401	2,212	(811)
3.50% (Semiannually)	6-Month CLP-TNA (Semiannually)	09/20/2020	MSCS	CLP	280,900,000	(697)	(761)	64
3.50% (Semiannually)	6-Month CLP-TNA (Semiannually)	09/20/2020	MSCS	CLP	266,875,000	(662)	(572)	(90)
3.50% (Semiannually)	6-Month CLP-TNA (Semiannually)	09/20/2020	MSCS	CLP	262,050,000	(650)	(982)	332
3.25% (Semiannually)	6-Month CLP-TNA (Semiannually)	09/20/2020	CITI	CLP	140,700,000	696	1,130	(434)
3.25% (Semiannually)	6-Month CLP-TNA (Semiannually)	09/20/2020	CITI	CLP	283,175,000	1,401	2,131	(730)

						$100,564	$46,488	$54,076

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
8.05% (Monthly)	1-Day Brazil Cetip DI Interbank Deposit Rate (Monthly)	01/02/2020	CME	BRL	10,200,000	$(9,031)	$(31,699)	$22,668
8.05% (Monthly)	1-Day Brazil Cetip DI Interbank Deposit Rate (Monthly)	01/02/2020	CME	BRL	15,770,000	(13,963)	(21,841)	7,878
8.20% (Monthly)	28-Day Mexico Interbank TIIE (Monthly)	09/16/2020	CME	MXN	73,450,000	392	6,210	(5,818)
3-Month CDOR (Semiannually)	2.00% (Semiannually)	09/19/2020	LCH	CAD	5,930,000	(30,009)	(35,394)	5,385

See Notes to Financial Statements.

273

STRATEGIC ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Continued)

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
6-Month BUBOR (Semiannually)	0.60% (Annually)	09/19/2020	LCH	HUF	1,131,450,000	$(58,932)	$(38,852)	$(20,080)
6-Month BUBOR (Semiannually)	1.44% (Annually)	09/19/2020	LCH	HUF	659,775,000	4,336	5,203	(867)
6-Month LIBOR (Semiannually)	1.00% (Semiannually)	09/19/2020	LCH	GBP	440,000	(1,083)	(872)	(211)
6-Month NIBOR (Semiannually)	1.60% (Annually)	09/19/2020	LCH	NOK	14,140,000	2,085	5,946	(3,861)
1.65% (Annually)	6-Month PRIBOR (Semiannually)	09/19/2020	LCH	CZK	22,425,000	1,237	(178)	1,415
6-Month WIBOR (Semiannually)	2.00% (Annually)	09/19/2020	LCH	PLN	42,825,000	(1,837)	(897)	(940)
0.10% (Annually)	6-Month EURIBOR (Semiannually)	10/15/2020	LCH	EUR	1,230,000	(6,504)	(6,824)	320
3-Month LIBOR (Quarterly)	2.14% (Semiannually)	11/20/2020	LCH	USD	74,170,000	(1,092,181)	(1,101,017)	8,836
28-Day Mexico Interbank TIIE (Lunar)	8.25% (Lunar)	09/15/2021	CME	MXN	76,470,000	(15,636)	(3,017)	(12,619)
0.50% (Annually)	3-Month STIBOR (Quarterly)	12/16/2021	LCH	SEK	146,440,000	(31,689)	13,673	(45,362)
6-Month EURIBOR (Semiannually)	0.35% (Annually)	12/16/2021	LCH	EUR	17,550,000	49,847	(34,042)	83,889
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	10.58% (Upon termination)	01/03/2022	CME	BRL	18,475,000	(62,872)	(46,158)	(16,714)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	10.30% (Upon termination)	01/03/2022	CME	BRL	3,205,000	6,678	(5,115)	11,793
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	10.38% (Upon termination)	01/03/2022	CME	BRL	900,000	2,489	—	2,489
0.50% (Annually)	3-Month STIBOR (Quarterly)	09/19/2022	LCH	SEK	50,350,000	(42,988)	(11,062)	(31,926)
10.61% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	01/02/2023	CME	BRL	20,525,000	78,610	46,813	31,797
2.57% (Annually)	6-Month WIBOR (Semiannually)	03/21/2023	LCH	PLN	27,700,000	(69,422)	(67,091)	(2,331)
3-Month CDOR (Semiannually)	2.25% (Semiannually)	09/19/2023	LCH	CAD	190,000	(1,606)	(1,800)	194
3-Month LIBOR (Quarterly)	2.25% (Semiannually)	09/19/2023	LCH	USD	12,900,000	(394,325)	(431,809)	37,484
2.75% (Semiannually)	3-Month New Zealand BBR FRA (Quarterly)	09/19/2023	LCH	NZD	2,670,000	(14,374)	2,712	(17,086)
0.75% (Annually)	3-Month STIBOR (Quarterly)	09/19/2023	LCH	SEK	139,050,000	(196,849)	(102,952)	(93,897)
6-Month EURIBOR (Semiannually)	0.50% (Annually)	09/19/2023	LCH	EUR	15,340,000	163,619	45,838	117,781
1.25% (Semiannually)	6-Month LIBOR (Semiannually)	09/19/2023	LCH	GBP	9,450,000	58,371	64,448	(6,077)
2.28% (Semiannually)	3-Month LIBOR (Quarterly)	11/20/2023	LCH	USD	33,290,000	1,001,385	1,084,971	(83,586)
6-Month LIBOR (Semiannually)	1.20% (Semiannually)	11/21/2023	LCH	GBP	12,310,000	(136,598)	(179,944)	43,346
2.88% (Semiannually)	3-Month LIBOR (Quarterly)	02/28/2025	LCH	USD	14,710,000	8,142	86,105	(77,963)
2.00% (Annually)	3-Month STIBOR (Quarterly)	11/02/2027	LCH	SEK	16,120,000	(19,354)	(2,869)	(16,485)
8.35% (Monthly)	28-Day Mexico Interbank TIIE (Monthly)	09/06/2028	CME	MXN	28,540,000	(17,826)	(17,828)	2
3-Month CDOR (Semiannually)	2.25% (Semiannually)	09/19/2028	LCH	CAD	2,550,000	(57,848)	(78,247)	20,399
3.25% (Semiannually)	3-Month New Zealand BBR FRA (Quarterly)	09/19/2028	LCH	NZD	2,130,000	(24,496)	703	(25,199)
1.25% (Annually)	3-Month STIBOR (Quarterly)	09/19/2028	LCH	SEK	9,960,000	(6,303)	11,083	(17,386)

See Notes to Financial Statements.

274

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
6-Month ASX Australian Bank Bill Short Term Rates Mid (Semiannually)	2.75% (Semiannually)	09/19/2028	LCH	AUD	1,940,000	$(11,015)	$(33,171)	$22,156
1.50% (Semiannually)	6-Month LIBOR (Semiannually)	09/19/2028	LCH	GBP	710,000	4,412	7,183	(2,771)
1.40% (Semiannually)	6-Month LIBOR (Semiannually)	11/21/2028	LCH	GBP	7,410,000	153,545	188,229	(34,684)
1.75% (Semiannually)	6-Month LIBOR (Semiannually)	12/14/2037	LCH	GBP	3,390,000	15,017	38,039	(23,022)
3-Month LIBOR (Quarterly)	3.00% (Semiannually)	06/15/2048	LCH	USD	7,320,000	69,720	3,815	65,905
1.50% (Annually)	6-Month EURIBOR (Semiannually)	09/19/2048	LCH	EUR	700,000	(7,281)	11,523	(18,804)
1.00% (Semiannually)	6-Month LIBOR (Semiannually)	09/19/2048	LCH	JPY	172,210,000	(65,092)	(53,059)	(12,033)

						$(769,229)	$(683,244)	$(85,985)

Reference Obligation	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Republic of Columbia 11.00% Maturity 7/24/2020	07/13/18	BOA	COP	5,609,300,000	$1,653	$—	$1,653
Rec Boardwalk Pipeline Partners LP, Pay Floating financing rate: 1-Month LIBOR + 0.0125	08/13/18	CITI	USD	33,775	47,117	—	47,117

					$48,770	$—	$48,770

Total Swap agreements outstanding at June 30, 2018					$(619,895)	$(636,756)	$16,861

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$6,976,825	$—	$6,976,825	$—
Common Stocks	79,534,212	79,534,212	—	—
Corporate Bonds	83,883,463	—	83,883,463	—
Foreign Bonds
Argentina	155,970	—	155,970	—
Canada	3,006,660	—	3,006,660	—
Ireland	1,550,625	—	1,550,625	—
South Africa	1,008,057	—	1,008,057	—
Foreign Common Stocks
Canada	1,298,282	1,298,282	—	—
Israel	3,156,892	3,156,892	—	—
Jersey	1,700,491	1,700,491	—	—
Netherlands	2,955,207	2,955,207	—	—

See Notes to Financial Statements.

275

STRATEGIC ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
United Kingdom	$1,277,224	$1,277,224	$—	$—
Loan Agreements	2,944,914	—	2,944,914	—
Master Limited Partnership	939,763	939,763	—	—
Mortgage-Backed Securities	1,381,247	—	1,381,247	—
Money Market Funds	108,940,477	—	108,940,477	—
Mutual Funds	3,816,062	3,816,062	—	—
Purchased Options
Call Options	18,407	—	18,407	—
Put Options	355,682	347,703	7,979	—
U.S. Treasury Obligations	120,096,063	—	120,096,063	—

Total Assets — Investments in Securities	$424,996,523	$95,025,836	$329,970,687	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$16,570,181	$—	$16,570,181	$—
Futures	121,163	121,163	—	—
Swap Agreements	1,781,177	—	1,781,177	—

Total Assets — Other Financial Instruments	$18,472,521	$121,163	$18,351,358	$—

Liabilities:
Investments in Securities:
Common Stocks Sold Short	$(28,828,630)	$(28,828,630)	$—	$—
Foreign Common Stocks Sold Short
Canada	(1,828,880)	(1,828,880)	—	—
China	(2,559,943)	(2,559,943)	—	—
Ireland	(465,423)	(465,423)	—	—
Japan	(1,065,696)	(1,065,696)	—	—
Master Limited Partnership Sold Short	(171,922)	(171,922)	—	—
Mutual Funds Sold Short	(3,926,489)	(3,926,489)	—	—
Written Options
Call Options	(224,600)	(212,711)	(11,889)	—
Put Options	(444,197)	(430,425)	(13,772)	—

Total Liabilities — Investments in Securities	$(39,515,780)	$(39,490,119)	$(25,661)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(17,184,644)	$—	$(17,184,644)	$—
Futures	(18,615)	(18,615)	—	—
Swap Agreements	(2,401,072)	—	(2,401,072)	—

Total Liabilities — Other Financial Instruments	$(19,604,331)	$(18,615)	$(19,585,716)	$—

***

Other financial instruments are derivative instruments, such as futures contracts and forwards contracts, which are valued at the unrealized appreciation (depreciation) on the investment and swap contracts, which are valued at the market value of the investment for this fund. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding”, “Forward Foreign Currency Contracts outstanding” and “Swap agreements outstanding” disclosures.

There were no transfers between Level 1, Level 2 and Level 3 during the six-month period ended June 30, 2018.

See Notes to Financial Statements.

276

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2018 (Unaudited)

Strategic Alternatives Fund
Assets
Investments in securities of unaffiliated issuers, at value	$401,988,759
Investments in securities of affiliated issuers, at value	23,007,764

Total investments, at value(1)	424,996,523
Cash collateral for derivatives	7,580,247
Foreign currency(2)	1,111,077
Upfront premiums paid from swap contracts	58,261
Receivables:
Dividends and reclaims	122,025
Interest	1,415,719
From advisor	2,759
Investment securities sold	14,505,490
Fund shares sold	13,960
Variation margin on financial futures contracts	12,818
Unrealized appreciation on foreign currency exchange contracts	16,570,181
Unrealized appreciation on bilateral swap agreements	123,863
Prepaid expenses and other assets	19,369

Total Assets	466,532,292

Liabilities
Securities sold short, at value(3)	38,846,983
Options written, at value(4)	668,797
Upfront premiums received from swap contracts	11,773
Unrealized depreciation on foreign currency exchange contracts	17,184,644
Unrealized depreciation on bilateral swap agreements	21,017
Collateral held for derivatives	3,664,162
Payables:
Investment securities purchased	21,900,133
Dividends on short sales	43,223
Fund shares redeemed	7,961
Variation margin on financial futures contracts	9,166
Accrued expenses:
Investment advisory fees	276,970
Professional fees	29,965
Shareholder servicing fees	14,740
Other expenses	129,954

Total Liabilities	82,809,488

Net Assets	$383,722,804

Net Assets Consist of:
Paid-in-capital	$381,306,477
Accumulated net investment income	2,541,912
Undistributed net realized gain on investments and derivative transactions	1,521,130
Net unrealized appreciation (depreciation) on investments, foreign currency and derivative transactions	(1,646,715)

Net Assets	$383,722,804

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$312,175,723

Institutional shares outstanding	30,822,863

Net asset value, offering and redemption price per Institutional share	$10.13

Net assets applicable to the Investor Class	$71,547,081

Investor shares outstanding	7,078,112

Net asset value, offering and redemption price per Investor share	$10.11

(1) Investments in securities of unaffiliated issuers, at cost	$404,118,188
Investments in securities of affiliated issuers, at cost	23,007,764

Total investments, at cost	$427,125,952

(2) Foreign currency, at cost	$1,129,513

(3) Proceeds from securities sold short	$(39,854,321)

(4) Premiums received on options written	$(649,072)

See Notes to Financial Statements.

277

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2018 (Unaudited)

Strategic Alternatives Fund
Investment Income
Dividends	$700,007
Income distributions received from affiliated funds	117,055
Interest	3,596,839
Less foreign taxes withheld	(1,738)

Total Investment Income	4,412,163

Expenses
Investment advisory fees	1,605,324
Transfer agent fees:
Institutional shares	964
Investor shares	4,870
Custodian fees	10,438
Shareholder servicing fees:
Investor shares	83,057
Accounting and administration fees	33,945
Professional fees	30,935
Blue sky fees:
Institutional shares	9,721
Investor shares	12,491
Shareholder reporting fees:
Institutional shares	11,633
Investor shares	9,864
Trustees expenses	764
Line of credit facility fees and interest expense	567
Other expenses	1,135

Total Expenses	1,815,708
Dividends on securities sold short	264,769
Expenses waived/reimbursed net of amount recaptured(1)	(24,496)

Net Expenses	2,055,981

Net Investment Income	2,356,182

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(49,947)
Futures transactions	(34,605)
Swap agreements	2,795
Option contracts written	1,997,447
Option contracts purchased	(1,176,606)
Forward foreign currency contracts	793,658
Foreign currency	15,338

Net realized gain	1,548,080

Net change in unrealized appreciation (depreciation) on:
Investment securities	(3,924,408)
Investment securities sold short	1,979,444
Futures	102,548
Swap agreements	28,196
Option contracts written	(9,996)
Option contracts purchased	92,879
Forward foreign currency contracts	(342,508)
Foreign currency	(21,179)

Net change in unrealized appreciation (depreciation)	(2,095,024)

Net Realized and Unrealized Loss	(546,944)

Net Increase in Net Assets Resulting from Operations	$1,809,238

(1)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

278

STATEMENTS OF CHANGES IN NET ASSETS

	Strategic Alternatives Fund	Strategic Alternatives Fund(1)
	For the Six Months Ended 06/30/18	Since Inception 12/31/17
	(Unaudited)
Operations:
Net investment income	$2,356,182	$746,959
Net realized gain on investment securities, foreign currency and derivatives	1,548,080	1,697,228
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	(2,095,024)	448,309

Net increase in net assets resulting from operations	1,809,238	2,892,496

Dividends and Distributions to Shareholders:
Dividends from net investment income
Institutional shares	—	(1,536,102)
Investor shares	—	(261,510)
Institutional shares	—	(448,116)
Investor shares	—	(91,616)

Total dividends and distributions	—	(2,337,344)

Capital Share Transactions:
Proceeds from shares sold
Institutional shares	16,692,544	307,033,823
Investor shares	17,356,304	62,729,965
Reinvestment of dividends and distributions
Institutional shares	—	1,984,218
Investor shares	—	353,065

Total proceeds from shares sold and reinvested	34,048,848	372,101,071

Value of shares redeemed
Institutional shares	(8,687,066)	(6,895,207)
Investor shares	(4,638,920)	(4,570,312)

Total value of shares redeemed	(13,325,986)	(11,465,519)

Net increase from capital share transactions(2)	20,722,862	360,635,552

Total increase in net assets	22,532,100	361,190,704

Net Assets:
Beginning of Period	361,190,704	—

End of Period*	$383,722,804	$361,190,704

*Including undistributed net investment income	$2,541,912	$185,730

(1)	Inception date was June 30, 2017.
(2)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

279

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated										Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(1)		Expenses, Gross(2)		Investment Income, Net(1)	Portfolio Turnover Rate
Strategic Alternatives Fund
Institutional Class
2018(3)	$10.07	$0.07	#	$(0.01)	$—	$—	$10.13	0.60%	$312,176	1.05	%(4)	1.06	%(4)	1.33%	136%
2017(5)	10.00	0.04	#	0.10	(0.05)	(0.02)	10.07	1.40	302,592	1.26	(4)	1.28	(4)	0.69	88
Investor Class
2018(3)	$10.07	$0.05	#	$(0.01)	$—	$—	$10.11	0.40%	$71,547	1.37	%(4)	1.38	%(4)	1.02%	136%
2017(5)	10.00	0.01	#	0.12	(0.04)	(0.02)	10.07	1.31	58,599	1.63	(4)	1.65	(4)	0.25	88

#	Calculated using the average shares outstanding method.
(1)

The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.

(2)

The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.

(3)	For the six months ended June 30, 2018. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(4)

The ratio for the Strategic Alternatives Fund includes the effect of dividend expense on securities sold short which increased the ratio by 0.11% and 0.14% for the period ended December 31, 2017 and June 30, 2018.

(5)	Inception date was June 30, 2017. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

280

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. DESCRIPTION OF THE FUNDS

GuideStone Funds (the “Trust”) was organized as a Delaware statutory trust on March 2, 2000. The Trust has established 24 series (each, a “Fund” and together, the “Funds”). Each Fund is a diversified, open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The MyDestination 2015, MyDestination 2025, MyDestination 2035, MyDestination 2045 and MyDestination 2055 Fund are each referred to as a “Target Date Fund” and together as the “Target Date Funds.”

The Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund are each referred to as an “Asset Allocation Fund” and together as the “Asset Allocation Funds.”

The remaining Funds are each referred to as a “Select Fund” and are together referred to as the “Select Funds.” The Money Market Fund is referred to as the “Money Market Fund.” The Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund and Global Bond Fund are together referred to as the “Fixed Income Funds.”

The Defensive Market Strategies Fund, Equity Index Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund and Emerging Markets Equity Fund are together referred to as the “Equity Funds.”

The Global Real Estate Securities Fund is referred to as the “Real Assets Fund.”

The Strategic Alternatives Fund is referred to as the “Alternatives Fund.”

There are two classes of shares issued by the Funds — the Institutional Class and the Investor Class (each, a “Class” and together the “Classes”). The International Equity Index Fund issued the Institutional Class only. The Institutional Class was issued for each of the Target Date Funds on May 1, 2017. All Classes of shares have identical voting, dividend and liquidation rights. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each Class of shares based upon its relative net assets.

Each Fund is a separate mutual fund with its own investment objective, strategies and risks. The Select Funds invest directly in particular types of fixed-income obligations, stocks and other investments. The Target Date and Asset Allocation Funds primarily invest in a different mix of the Select Funds to meet a specified investment strategy. The Target Date and Asset Allocation Funds are commonly referred to as “Fund of Funds.”

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of its financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires the Funds’ management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be significant.

a. Valuation of Securities

Each Fund, except the Money Market Fund, values securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. The Valuation Committee is comprised of individuals from GuideStone Capital Management, LLC (“GSCM”) who previously have been identified to the Board of Trustees. Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price.

Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and ask prices available, which approximates fair value. Asset-backed and mortgage-backed securities are generally valued at the last bid price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and ask prices; those maturing in 60 days or less are generally valued at amortized cost which approximates current market value in accordance with Rule 2a-7 of the 1940 Act.

Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market.

Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded.

Options, rights and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options, rights and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty. (Please see Note 2i., “Derivative Financial Instruments” for additional information regarding the valuation of swap agreements).

To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees. Due to the potential excessive volatility at the time valuations are developed, pricing may materially vary from the actual amounts realized upon sale of the securities.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, a Valuation Committee meeting may be called. The Trust uses Intercontinental Exchange (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by ICE in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Board of Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures, a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the valuation procedures is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by ICE.

The Target Date and Asset Allocation Funds value their investments in the underlying Select Funds daily at the closing NAV of each respective Fund.

The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:

Level 1 – quoted prices in active markets for identical securities which include:

Equity securities, including restricted securities, for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded; and

Investments in open-end mutual funds, including the GuideStone Select Funds, the Northern Institutional Liquid Assets Portfolio and the Northern Institutional U.S. Government Portfolio, which are valued at their closing NAV each business day.

Master limited partnerships which are registered with the Securities and Exchange Commission, and are freely tradable on securities exchanges such as the New York Stock Exchange and the NASDAQ Stock Market.

Derivative financial instruments such as financial futures contracts and written and purchased put and call options for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) which include:

Equity securities for which there were no sales or closing prices for that day, that are valued at the last quoted bid price or that may be valued using the last available price;

Foreign equity securities for which a Significant Event has occurred and a fair value price is provided by ICE;

Debt securities, including restricted securities that are valued based on evaluated quotations received from independent pricing. For corporate bonds, pricing services that utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices; and

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available and are valued at amortized cost which approximates fair value.

Derivative financial instruments such as forward foreign exchange contracts and swap agreements that are valued based on pricing models using inputs observed on actively quoted markets or observable correlated market inputs.

Securities for which there is a short or temporary lapse in the provision of a price by the regular pricing source which is an Approved Pricing Service.

Level 3 –	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments) which include:

Restricted equity securities, private placements and derivative financial instruments where observable inputs are limited, assumptions about market activity and risk are used; and

Debt securities, including restricted securities, and derivative financial instruments that are valued based on evaluated quotations received from dealers who make markets in such securities.

Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the end of the reporting period.

The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. The Select Funds (with the exception of the Money Market Fund) may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures which may result in transfers into or out of an assigned level within the disclosure hierarchy. Such transfers between levels due to the periodic use of fair value procedures are not included in the disclosure of transfers between levels included with the Valuation Hierarchy of each respective Fund.

In accordance with FASB “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”),” management has not presented quantitative disclosures for the securities which are advisor priced or broker quoted as there have been no adjustments to prices received from third parties as of June 30, 2018.

A valuation hierarchy including information regarding transfers between Level 1 and 2 securities and Level 3 securities, where applicable, is shown at the end of each Fund’s Schedule of Investments.

b. Fixed Income Securities

The Fixed Income Funds, the Strategic Alternatives Fund and the Money Market Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and/or other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

“TBA” (to be announced) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities”.

The Fixed Income Funds may enter into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts. At June 30, 2018, there were no mortgage-backed TBA dollar roll transactions.

U.S. government securities are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. The U.S. government does not guarantee the NAV of the Funds’ shares. Some U.S. government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.

Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

c. Foreign Currency Translations

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

d. Loan Participations

The Fixed Income Funds, Defensive Market Strategies Fund and Strategic Alternatives Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate borrowers. Investments in loans may be in the form of participations in loans. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The holder may invest in multiple series of a loan, which may have varying terms and carry different associated risks. The holder generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, these instruments may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When investing in a loan participation, the holder has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

The Fixed Income Funds, Defensive Market Strategies Fund, and Strategic Alternatives Fund may invest in floating rate loans, some of which may be unfunded corporate loan commitments (“commitments”). Commitments may obligate the holder to furnish temporary financing to a borrower until permanent financing can be arranged. The holder may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the holder may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense on the Statements of Operations.

e. REITs

The Global Real Estate Securities Fund invests substantial assets in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.

Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

f. Repurchase Agreements

Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

Repurchase transactions are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

At June 30, 2018, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)
Money Market
Bank of Montreal	$60,000,000	$(60,000,000)	$—	$—
Bank of Nova Scotia	45,000,000	(45,000,000)	—	—
BNP Paribas	22,000,000	(22,000,000)	—	—
Citigroup Global Markets Inc.	10,000,000	(10,000,000)	—	—
Credit Agricole	40,000,000	(40,000,000)	—	—
Goldman Sachs & Co.	41,095,000	(41,095,000)	—	—
HSBC Securities USA, Inc.	63,500,000	(63,500,000)	—	—
Mitsubishi UFJ Securities USA, Inc.	30,000,000	(30,000,000)	—	—
Mizuho Securities USA, Inc.	47,000,000	(47,000,000)	—	—
Natixis S.A.	25,000,000	(25,000,000)	—	—
TD Securities USA LLC	50,000,000	(50,000,000)	—	—

Total Repurchase Agreements	$433,595,000	$(433,595,000)	$—	$—

Low-Duration Bond
Bank of New York Mellon Corporation (The)	$2,300,000	$(2,300,000)	$—	$—

Medium-Duration Bond
Barclays Bank	$285,800,000	$(285,800,000)	$—	$—

(1)	The value of the related collateral received exceeded the value of the repurchase agreements as of June 30, 2018.
(2)	Net amount represents the net amount of receivable due from (payable to) the counterparty in the event of a default.

Additional information about master netting arrangements can be found in the Derivative Financial Instruments and Securities Lending sections of the Notes to Financial Statements.

g. Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. The Fund’s obligation to replace the security borrowed and sold short will be collateralized by cash equivalents maintained in a segregated account with the broker. Cash deposited with the broker is recorded as an asset on the Statement of Assets and Liabilities. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss; and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.

The Fixed Income Funds and Strategic Alternatives Fund may sell short U.S. Treasury securities and derivatives such as, but not limited to, swaps, futures contracts and currency forwards to manage risk (e.g., duration, currency, credit, etc.). The Fixed Income Funds may occasionally enter into a short sale to initiate a dollar roll transaction. The Low-Duration Bond Fund was involved in dollar roll transactions with U.S. Treasury securities throughout the year. The Fixed Income Funds did not have any dollar roll transactions at June 30, 2018. The Strategic Alternatives Fund may establish short positions in stocks of companies with a market value of up to 40% of the Fund’s assets. The Defensive Market Strategies Fund may establish short positions in stocks of companies with a market value of up to 30% of the Fund’s assets. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 10% of the Fund’s assets.

At June 30, 2018, the values of securities sold short in the Low-Duration Bond Fund, Strategic Alternatives Fund, Defensive Market Strategies and International Equity Fund amounted to $14,515,863, $38,846,983, $144,565 and $82,514,305, respectively.

h. Synthetic Convertible Instruments

The Defensive Market Strategies Fund establishes synthetic convertible instruments. Synthetic convertible instruments combine fixed-income securities (which may be convertible or non-convertible) with the right to acquire equity securities. In establishing a synthetic instrument, a basket of fixed-income securities are pooled with a basket of options or warrants that produce the characteristics similar to a convertible security. The risks of investing in synthetic convertible instruments include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with synthetic convertible instruments and the appreciation potential may be limited. Synthetic convertible instruments may be more volatile and less liquid than other investments held by the Fund.

i. Derivative Financial Instruments

The Funds may engage in various portfolio strategies to seek to increase their return by hedging their portfolios against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred.

Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.

Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Foreign Currency Options and Futures — The Fixed Income Funds, Strategic Alternatives Fund and Defensive Market Strategies Fund may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

Forward Foreign Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset, and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the associated option and swap contract amounts reported in the Statement of Assets and Liabilities. The Funds bear the market risk arising from any change in index values or interest rates.

Swap Agreements — Each Select Fund, except the Money Market Fund, may enter into swap agreements. The Equity Funds may enter into equity swap contracts, the Fixed Income Funds may enter into interest rate and credit default swaps, and the Strategic Alternatives Fund may enter into equity swap contracts and interest rate swaps. The Fixed Income Funds, International Equity Fund and Emerging Markets Equity Fund may enter into cross- currency swaps, and each Select Fund may enter into total return swaps.

Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market, or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available; and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Fund’s sub-adviser.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Certain of the Funds’ derivative agreements contain provisions that require the Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If a Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the six-month period ended June 30, 2018, all of the Funds maintained the required level of net assets and/or the NAVs of the Funds did not decline below the limits set forth in the derivative agreements.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swaps — Credit default swap (“CDS”) agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on CDS agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Upfront payments made or received in connection with CDS agreements are amortized over the expected life of the CDS agreements as unrealized gains or losses on swap agreements. The change in value of the CDS agreements is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

The sub-advisers monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a CDS increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

CDS agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use CDS on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

CDS agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike CDS on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use CDS on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default. At June 30, 2018, there were no investments in CDS agreements on asset-backed securities.

CDS agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indexes are traded using CDS with standardized terms including a fixed spread and standard maturity dates. An index CDS references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. A Fund may use CDS on credit indexes to hedge a portfolio of CDS or bonds with a CDS on indexes which is less expensive than it would be to buy many CDS to achieve a similar effect. CDS on indexes are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of CDS agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For CDS agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection CDS agreements entered into by a Fund for the same referenced entity or entities.

CDS involve greater risks than if the Funds had invested in the referenced obligation directly. In addition to general market risks, CDS are subject to liquidity risk and counterparty credit risk. The Funds enter into CDS with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the referenced obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.

Centrally Cleared Swap Agreements — Centrally cleared swaps are either interest rate or CDS agreements brokered by the Chicago Mercantile Exchange, London Clearing House or the Intercontinental Exchange (the “Exchanges”) where the Exchanges are the counterparty to both the buyer and seller of protection. Centrally cleared swaps involve a lesser degree of risk because the Exchanges, as counterparties, monitor risk factors for the involved parties. Centrally cleared swaps are subject to general market risks and to liquidity risk. Pursuant to the agreement, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract (the “Margin”) and daily interest on the margin. In the case of centrally cleared interest rate swaps, the daily settlement also includes the daily portion of interest. Such payments are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Centrally cleared swaps require no payments at the beginning of the measurement period nor are there liquidation payments at the termination of the swap.

Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows but only for exchanging interest cash flows. At June 30, 2018, there were no cross-currency swap agreements.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows are based on the price of a commodity and in return a Fund receives either fixed or determined by floating price rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indexes involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward Rate Agreements — Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Funds enter into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Variance Swap Agreements — Variance swap agreements involve two parties exchanging cash payments based on the difference between the stated level of variance (“Variance Strike Price”) and the actual variance realized on an underlying asset or index. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. A Fund may enter into variance swaps in an attempt to hedge market risk or adjust exposure to the markets. At June 30, 2018, there were no variance swap agreements.

FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the derivative, reasons for entering into the derivative, the events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the derivative, (iii) the fair value of the derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” require additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Schedules of Investments within the Swap agreements outstanding disclosure and in the Notes to Financial Statements.

As of June 30, 2018, the Medium-Duration Bond Fund is the buyer (“receiving protection”) on a total notional amount of $14,730,000, and the seller (“providing protection”) on a total notional amount of $78,360,000, respectively. The notional amounts of the swaps are not recorded in the financial statements; however, the notional amounts do approximate the maximum potential amounts of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event was to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

	Single Name Credit Default Swaps		Credit Default Swap Index
Reference Asset	Corporate Debt	Sovereign Debt	Asset-Backed Securities	Corporate Debt	Total

Medium-Duration Bond Fund
Fair value of written credit derivatives	$10,219	$—	$943,055	$—	$953,274
Maximum potential amount of future payments	500,000	—	77,860,000	—	78,360,000
Recourse provisions with third parties to recover any amounts paid under the credit derivatives (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—

At June 30, 2018, there were no recourse provisions with third parties to recover any amounts paid under the credit derivative agreement (including any purchased credit protection) nor was any collateral held by the Fund or other third parties which the Funds can obtain upon occurrence of a triggering event.

The credit spread disclosed below for each referenced obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

	Maximum Potential Amount of Future Payments by Contract Term
Current credit spread on underlying (in basis points)	0-6 Months	6-12 Months	1-5 Years	5-10 Years	More Than 10 Years	Total
Medium-Duration Bond Fund
0 - 100	$—	$—	$66,510,000	$—	$5,100,000	$71,610,000
101 - 250	—	—	2,850,000	—	—	2,850,000
251 - 500	—	—	3,900,000	—	—	3,900,000
501 - 1,000	—	—	—	—	—	—
Greater than 1,000	—	—	—	—	—	—

Total	$—	$—	$73,260,000	$—	$5,100,000	$78,360,000

Offsetting of Financial and Derivative Assets and Liabilities

Certain Funds are parties to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“MA”) with various counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The ISDA MA may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the ISDA MA, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s portfolio or Statements of Assets and Liabilities. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to an ISDA MA in the Statements of Assets and Liabilities.

At June 30, 2018, derivative assets and liabilities (by type) held by the Funds are as follows:

Fund	Assets	Liabilities
MyDestination 2015
Derivative Financial Instruments:
Financial futures contracts	$15,845	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	15,845	—
Derivatives not subject to an MA or similar agreement	15,845	—

Total assets and liabilities subject to an MA	$—	$—

MyDestination 2025
Derivative Financial Instruments:
Financial futures contracts	$40,445	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	40,445	—
Derivatives not subject to an MA or similar agreement	40,445	—

Total assets and liabilities subject to an MA	$—	$—

Fund	Assets	Liabilities
MyDestination 2035
Derivative Financial Instruments:
Financial futures contracts	$47,945	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	47,945	—
Derivatives not subject to an MA or similar agreement	47,945	—

Total assets and liabilities subject to an MA	$—	$—

MyDestination 2045
Derivative Financial Instruments:
Financial futures contracts	$39,310	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	39,310	—
Derivatives not subject to an MA or similar agreement	39,310	—

Total assets and liabilities subject to an MA	$—	$—

MyDestination 2055
Derivative Financial Instruments:
Financial futures contracts	$9,060	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	9,060	—
Derivatives not subject to an MA or similar agreement	9,060	—

Total assets and liabilities subject to an MA	$—	$—

Conservative Allocation
Derivative Financial Instruments:
Financial futures contracts	$8,230	$906

Total derivative assets and liabilities in the Statements of Assets and Liabilities	8,230	906
Derivatives not subject to an MA or similar agreement	8,230	906

Total assets and liabilities subject to an MA	$—	$—

Balanced Allocation
Derivative Financial Instruments:
Financial futures contracts	$70,326	$1,125

Total derivative assets and liabilities in the Statements of Assets and Liabilities	70,326	1,125
Derivatives not subject to an MA or similar agreement	70,326	1,125

Total assets and liabilities subject to an MA	$—	$—

Growth Allocation
Derivative Financial Instruments:
Financial futures contracts	$95,151	$445

Total derivative assets and liabilities in the Statements of Assets and Liabilities	95,151	445
Derivatives not subject to an MA or similar agreement	95,151	445

Total assets and liabilities subject to an MA	$—	$—

Fund	Assets	Liabilities
Aggressive Allocation
Derivative Financial Instruments:
Financial futures contracts	$104,540	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	104,540	—
Derivatives not subject to an MA or similar agreement	104,540	—

Total assets and liabilities subject to an MA	$—	$—

Low-Duration Bond
Derivative Financial Instruments:
Financial futures contracts	$1,128	$18,442
Forward foreign exchange contracts	279,370	86,411
Options	50,315	455,229
Swaps and forward rate agreements	—	12,586

Total derivative assets and liabilities in the Statements of Assets and Liabilities	330,813	572,668
Derivatives not subject to an MA or similar agreement	88,198	518,003

Total assets and liabilities subject to an MA	$242,615	$54,665

Medium-Duration Bond
Derivative Financial Instruments:
Financial futures contracts	$179,133	$339,651
Forward foreign exchange contracts	2,120,777	2,122,925
Options	3,083,513	4,219,980
Swaps	317,298	160,256

Total derivative assets and liabilities in the Statements of Assets and Liabilities	5,700,721	6,842,812
Derivatives not subject to an MA or similar agreement	4,198,654	5,055,776

Total assets and liabilities subject to an MA	$1,502,067	$1,787,036

Global Bond
Derivative Financial Instruments:
Financial futures contracts	$—	$24,564
Forward foreign exchange contracts	678,120	4,419,519
Options	107,766	74,721

Total derivative assets and liabilities in the Statements of Assets and Liabilities	785,886	4,518,804
Derivatives not subject to an MA or similar agreement	696,394	4,207,178

Total assets and liabilities subject to an MA	$89,492	$311,626

Defensive Market Strategies
Derivative Financial Instruments:
Forward foreign exchange contracts	$33,108	$5,107
Options	—	1,262,717

Total derivative assets and liabilities in the Statements of Assets and Liabilities	33,108	1,267,824
Derivatives not subject to an MA or similar agreement	33,108	1,267,824

Total assets and liabilities subject to an MA	$—	$—

Fund	Assets	Liabilities
Equity Index
Derivative Financial Instruments:
Financial futures contracts	$28,372	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	28,372	—
Derivatives not subject to an MA or similar agreement	28,372	—

Total assets and liabilities subject to an MA	$—	$—

Value Equity
Derivative Financial Instruments:
Financial futures contracts	$1,575	$18,382

Total derivative assets and liabilities in the Statements of Assets and Liabilities	1,575	18,382
Derivatives not subject to an MA or similar agreement	1,575	18,382

Total assets and liabilities subject to an MA	$—	$—

Growth Equity
Derivative Financial Instruments:
Financial futures contracts	$41,895	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	41,895	—
Derivatives not subject to an MA or similar agreement	41,895	—

Total assets and liabilities subject to an MA	$—	$—

Small Cap Equity
Derivative Financial Instruments:
Financial futures contracts	$—	$42,400

Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	42,400
Derivatives not subject to an MA or similar agreement	—	42,400

Total assets and liabilities subject to an MA	$—	$—

International Equity Index
Derivative Financial Instruments:
Financial futures contracts	$45,510	$260

Total derivative assets and liabilities in the Statements of Assets and Liabilities	45,510	260
Derivatives not subject to an MA or similar agreement	45,510	260

Total assets and liabilities subject to an MA	$—	$—

International Equity
Derivative Financial Instruments:
Financial futures contracts	$1,291,626	$1,129,671
Forward foreign exchange contracts	3,367,717	3,669,130
Swaps	122,895	765,217

Total derivative assets and liabilities in the Statements of Assets and Liabilities	4,782,238	5,564,018
Derivatives not subject to an MA or similar agreement	1,406,448	1,129,675

Total assets and liabilities subject to an MA	$3,375,790	$4,434,343

Fund	Assets	Liabilities
Emerging Markets Equity
Derivative Financial Instruments:
Financial futures contracts	$692,685	$203,055
Forward foreign exchange contracts	2,180,849	1,867,035
Swaps	26,071	206,507

Total derivative assets and liabilities in the Statements of Assets and Liabilities	2,899,605	2,276,597
Derivatives not subject to an MA or similar agreement	692,686	203,057

Total assets and liabilities subject to an MA	$2,206,919	$2,073,540

Global Real Estate Securities
Derivative Financial Instruments:
Financial futures contracts	$—	$219

Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	219
Derivatives not subject to an MA or similar agreement	—	219

Total assets and liabilities subject to an MA	$—	$—

Strategic Alternatives
Derivative Financial Instruments:
Financial futures contracts	$12,818	$9,166
Forward foreign exchange contracts	16,570,181	17,184,644
Options	374,089	668,797
Swaps	123,863	21,017

Total derivative assets and liabilities in the Statements of Assets and Liabilities	17,080,951	17,883,624
Derivatives not subject to an MA or similar agreement	2,991,351	3,392,749

Total assets and liabilities subject to an MA	$14,089,600	$14,490,875

At June 30, 2018, derivative assets and liabilities by counterparty net of amounts available for offset under an MA and net of the related collateral (received)/pledged by the Trust are as follows:

Fund/Sub-adviser/Counterparty	Derivative Assets Subject to an MA	Derivative Liabilities Subject to an MA	Value of Derivatives Subject to an MA	Collateral (Received)/ Pledged	Net Exposure
Low-Duration Bond
Sub-adviser B
Other Counterparties*	$234,428	$(54,665)	$179,763	$—	$179,763

Sub-adviser C
Other Counterparties*	8,187	—	8,187	—	8,187

Total Derivatives	$242,615	$(54,665)	$187,950	$—	$187,950

Medium-Duration Bond
Sub-adviser A
Other Counterparties*	$268,173	$(372,066)	$(103,893)	$—	$(103,893)

Sub-adviser B
Other Counterparties*	742,497	(202,884)	539,613	165,000	704,613

Sub-adviser C
Other Counterparties*	491,397	(1,212,086)	(720,689)	—	(720,689)

Total Derivatives	$1,502,067	$(1,787,036)	$(284,969)	$165,000	$(119,969)

Global Bond
Sub-adviser A
Other Counterparties*	$89,492	$(311,626)	$(222,134)	$—	$(222,134)

Total Derivatives	$89,492	$(311,626)	$(222,134)	$—	$(222,134)

International Equity
Sub-adviser A
Other Counterparties*	$3,375,790	$(4,434,343)	$(1,058,553)	$(580,000)	$(1,638,553)

Total Derivatives	$3,375,790	$(4,434,343)	$(1,058,553)	$(580,000)	$(1,638,553)

Emerging Markets Equity
Sub-adviser A
Other Counterparties*	$2,206,919	$(2,073,540)	$133,379	$(180,436)	$(47,057)

Total Derivatives	$2,206,919	$(2,073,540)	$133,379	$(180,436)	$(47,057)

Strategic Alternatives
Sub-adviser A
SS	$5,871,845	$(3,977,025)	$1,894,820	$—	$1,894,820
Other Counterparties*	8,217,755	(10,513,850)	(2,296,095)	2,079,721	(216,374)

Total Derivatives	$14,089,600	$(14,490,875)	$(401,275)	$2,079,721	$1,678,446

*

Other Counterparties represent amounts that are held with counterparties where the absolute value of the total net exposure is less than 0.05% of the net assets of the respective Fund. Those holdings are deemed individually immaterial to the respective Fund and are listed collectively.

Additional information about master netting arrangements can be found in the Derivative Financial Instruments and Securities Lending sections of the Notes to Financial Statements.

Derivative Holdings Categorized by Risk Exposure

FASB “Derivatives and Hedging” also requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.

Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives
Interest rate contracts	Investments in securities of unaffiliated issuers,	Options written, at value
at value
	Receivables: Variation margin*	Payables: Variation margin*
	Unrealized appreciation on bilateral swap and forward rate agreements	Unrealized depreciation on bilateral swap and forward rate agreements
Foreign exchange contracts	Investments in securities of unaffiliated issuers, at value	Options written, at value
	Unrealized appreciation on foreign currency	Unrealized depreciation on foreign currency
	exchange contracts	exchange contracts
Credit contracts	Unrealized appreciation on bilateral swap and forward rate agreements	Unrealized depreciation on bilateral swap and forward rate agreements
Equity contracts	Investments in securities of unaffiliated issuers, at value	Options written, at value
	Receivables: Variation margin*	Payables: Variation margin*

*

The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for open futures and exchange traded swap contracts. The variation margin presented below is the cumulative change in unrealized appreciation (depreciation) from the date the contract was opened until June 30, 2018.

	Asset Derivative Value
Fund	Total Value at 06/30/18	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2015
Futures	$36,794	$36,794	$—	$—	$—

MyDestination 2025
Futures	$75,291	$75,291	$—	$—	$—

MyDestination 2035
Futures	$31,465	$31,465	$—	$—	$—

MyDestination 2045
Futures	$10,114	$10,114	$—	$—	$—

MyDestination 2055
Futures	$1,123	$1,123	$—	$—	$—

Conservative Allocation
Futures	$3,620	$3,620	$—	$—	$—

Balanced Allocation
Futures	$143,616	$143,616	$—	$—	$—

Growth Allocation
Futures	$58,198	$58,198	$—	$—	$—

	Asset Derivative Value
Fund	Total Value at 06/30/18	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond
Forwards	$279,370	$—	$279,370	$—	$—
Futures	974,841	974,841	—	—	—
Swaps	33,992	33,992	—	—	—

Totals	$1,288,203	$1,008,833	$279,370	$—	$—

Medium-Duration Bond
Forwards	$2,120,777	$—	$2,120,777	$—	$—
Futures	8,568,370	8,568,370	—	—	—
Purchased Options	3,083,513	2,896,374	187,139	—	—
Swaps	11,015,685	9,781,045	—	1,234,640	—

Totals	$24,788,345	$21,245,789	$2,307,916	$1,234,640	$—

Global Bond Fund
Forwards	$678,120	$—	$678,120	$—	$—
Futures	146,799	146,799	—	—	—
Purchased Options	107,766	—	107,766	—	—

Totals	$932,685	$146,799	$785,886	$—	$—

Defensive Market Strategies
Forwards	$33,108	$—	$33,108	$—	$—

International Equity
Forwards	$3,367,717	$—	$3,367,717	$—	$—
Futures	407,729	—	—	—	407,729
Swaps	122,895	—	—	—	122,895

Totals	$3,898,341	$—	$3,367,717	$—	$530,624

Emerging Markets Equity
Forwards	$2,180,849	$—	$2,180,849	$—	$—
Futures	51,506	—	—	—	51,506
Swaps	26,071	—	—	—	26,071

Totals	$2,258,426	$—	$2,180,849	$—	$77,577

Strategic Alternatives
Forwards	$16,570,181	$—	$16,570,181	$—	$—
Futures	121,163	121,163	—	—	—
Swaps	1,781,177	1,732,407	—	—	48,770
Purchased Options	374,089	347,703	26,386	—	—

Totals	$18,846,610	$2,201,273	$16,596,567	$—	$48,770

	Liability Derivative Value
Fund	Total Value at 06/30/18	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2015
Futures	$108,089	$—	$—	$—	$108,089

	Liability Derivative Value
Fund	Total Value at 06/30/18	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2025
Futures	$291,530	$—	$—	$—	$291,530

MyDestination 2035
Futures	$334,787	$—	$—	$—	$334,787

MyDestination 2045
Futures	$284,176	$—	$—	$—	$284,176

MyDestination 2055
Futures	$65,812	$—	$—	$—	$65,812

Conservative Allocation
Futures	$54,087	$—	$—	$—	$54,087

Balanced Allocation
Futures	$494,239	$—	$—	$—	$494,239

Growth Allocation
Futures	$675,691	$—	$—	$—	$675,691

Aggressive Allocation
Futures	$700,253	$—	$—	$—	$700,253

Low-Duration Bond
Forwards	$86,411	$—	$86,411	$—	$—
Futures	1,588,415	1,588,415	—	—	—

Totals	$1,674,826	$1,588,415	$86,411	$—	$—

Medium-Duration Bond
Forwards	$2,122,925	$—	$2,122,925	$—	$—
Futures	2,648,802	2,648,802	—	—	—
Swaps	4,197,929	3,637,307	—	560,622	—
Written Options	4,219,980	4,139,366	80,614	—	—

Totals	$13,189,636	$10,425,475	$2,203,539	$560,622	$—

Global Bond Fund
Forwards	$4,419,519	$—	$4,419,519	$—	$—
Futures	236,903	236,903	—	—	—
Written Options	74,721	—	74,721	—	—

Totals	$4,731,143	$236,903	$4,494,240	$—	$—

Defensive Market Strategies
Forwards	$5,107	$—	$5,107	$—	$—
Written Options	1,262,717	1,262,717	—	—	—

Totals	$1,267,824	$1,262,717	$5,107	$—	$—

Equity Index
Futures	$757,715	$—	$—	$—	$757,715

	Liability Derivative Value
Fund	Total Value at 06/30/18	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Value Equity
Futures	$644,441	$—	$—	$—	$644,441

Growth Equity
Futures	$747,202	$—	$—	$—	$747,202

Small Cap Equity
Futures	$317,534	$—	$—	$—	$317,534

International Equity Index
Futures	$222,723	$—	$—	$—	$222,723

International Equity
Forwards	$3,669,130	$—	$3,669,130	$—	$—
Futures	3,909,131	—	—	—	3,909,131
Swaps	765,217	—	—	—	765,217

Totals	$8,343,478	$—	$3,669,130	$—	$4,674,348

Emerging Markets Equity
Forwards	$1,867,035	$—	$1,867,035	$—	$—
Futures	578,827	—	—	—	578,827
Swaps	206,507	—	—	—	206,507

Totals	$2,652,369	$—	$1,867,035	$—	$785,334

Global Real Estate Securities
Futures	$116,825	$—	$—	$—	$116,825

Strategic Alternatives
Forwards	$17,184,644	$—	$17,184,644	$—	$—
Futures	18,615	18,615	—	—	—
Swaps	2,401,072	2,401,072	—	—	—
Written Options	668,797	643,136	25,661	—	—

Totals	$20,273,128	$3,062,823	$17,210,305	$—	$—

Derivative Type	Location on the Statements of Operations
Interest rate contracts	Net realized gain (loss) from: Futures transactions
Net realized gain (loss) from: Swap agreements
Net realized gain (loss) from: Forward rate agreements
Net realized gain (loss) from: Option contracts written
Net realized gain (loss) from: Option contracts purchased
Net change in unrealized appreciation (depreciation) on: Futures
Net change in unrealized appreciation (depreciation) on: Swap agreements
Net change in unrealized appreciation (depreciation) on: Forward rate agreements
Net change in unrealized appreciation (depreciation) on: Option contracts written
Net change in unrealized appreciation (depreciation) on: Option contracts purchased
Foreign exchange contracts	Net realized gain (loss) from: Foreign currency
Net realized gain (loss) from: Option contracts written
Net realized gain (loss) from: Option contracts purchased
Net change in unrealized appreciation (depreciation) on: Foreign currency
Net change in unrealized appreciation (depreciation) on: Option contracts written
Net change in unrealized appreciation (depreciation) on: Option contracts purchased
Credit contracts	Net realized gain (loss) from: Swap agreements
Net change in unrealized appreciation (depreciation) on: Swap agreements
Equity contracts	Net realized gain (loss) from: Futures transactions
Net realized gain (loss) from: Option contracts written
Net realized gain (loss) from: Option contracts purchased
Net unrealized appreciation (depreciation) on: Futures
Net unrealized appreciation (depreciation) on: Option contracts written
Net unrealized appreciation (depreciation) on: Option contracts purchased

	Realized Gain (Loss) on Derivatives Recognized in Income
	Total Value at 6/30/18	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2015
Futures	$32,510	$(128,568)	$—	$—	$161,078

MyDestination 2025
Futures	$36,658	$(278,149)	$—	$—	$314,807

MyDestination 2035
Futures	$289,766	$(123,143)	$—	$—	$412,909

MyDestination 2045
Futures	$402,102	$(46,286)	$—	$—	$448,388

MyDestination 2055
Futures	$67,610	$(1,144)	$—	$—	$68,754

Conservative Allocation
Futures	$(7,081)	$(58,017)	$—	$—	$50,936

Balanced Allocation
Futures	$(37,590)	$(500,569)	$—	$—	$462,979

Growth Allocation
Futures	$343,164	$(185,721)	$—	$—	$528,885

	Realized Gain (Loss) on Derivatives Recognized in Income
	Total Value at 6/30/18	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Aggressive Allocation
Futures	$429,983	$—	$—	$—	$429,983

Low-Duration Bond
Forwards	$(1,615,910)	$—	$(1,615,910)	$—	$—
Futures	1,170,134	1,170,134	—	—	—
Purchased Options	(84,610)	(84,610)	—	—	—
Swaps and Forward Rate Agreements	(852,611)	(911,392)	—	58,781	—
Written Options	(119,160)	(139,948)	20,788	—	—

Totals	$(1,502,157)	$34,184	$(1,595,122)	$58,781	$—

Medium-Duration Bond
Forwards	$(1,409,831)	$—	$(1,409,831)	$—	$—
Futures	(9,750,443)	(9,766,245)	15,802	—	—
Purchased Options	(1,463,167)	(1,350,986)	(112,181)	—	—
Swaps	5,710,898	5,344,063	—	366,835	—
Written Options	1,496,181	1,120,044	376,137	—	—

Totals	$(5,416,362)	$(4,653,124)	$(1,130,073)	$366,835	$—

Global Bond
Forwards	$1,596,688	$—	$1,596,688	$—	$—
Futures	(881,590)	(881,590)	—	—	—
Purchased Options	(96,343)	—	(96,343)	—	—
Written Options	56,281	16,746	39,535	—	—

Totals	$675,036	$(864,844)	$1,539,880	$—	$—

Defensive Market Strategies
Forwards	$65,436	$—	$65,436	$—	$—
Written Options	1,149,684	—	—	—	1,149,684

Totals	$1,215,120	$—	$65,436	$—	$1,149,684

Equity Index
Futures	$1,770,538	$—	$—	$—	$1,770,538

Value Equity
Futures	$1,839,591	$—	$—	$—	$1,839,591

Growth Equity
Futures	$2,030,402	$—	$—	$—	$2,030,402

Small Cap Equity
Futures	$2,004,787	$—	$—	$—	$2,004,787

International Equity Index
Futures	$111,111	$—	$—	$—	$111,111

	Realized Gain (Loss) on Derivatives Recognized in Income
	Total Value at 6/30/18	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
International Equity
Forwards	$2,124,725	$—	$2,124,725	$—	$—
Futures	2,964,480	—	—	—	2,964,480
Swaps	(841,014)	—	—	—	(841,014)

Totals	$4,248,191	$—	$2,124,725	$—	$2,123,466

Emerging Markets Equity
Forwards	$(1,481,011)	—	$(1,481,011)	—	$—
Futures	(160,794)	—	—	—	(160,794)
Swaps	94,347	—	—	—	94,347

Totals	$(1,547,458)	—	$(1,481,011)	—	$(66,447)

Global Real Estate Securities
Forwards	$(1,956)	$—	$(1,956)	$—	$—
Futures	343,425	—	—	—	343,425

Totals	$341,469	$—	$(1,956)	$—	$343,425

Strategic Alternatives
Forwards	$793,658	$—	$793,658	$—	$—
Futures	(34,605)	(23,644)	—	—	(10,961)
Purchased Options	(1,176,606)	—	(29,519)	—	(1,147,087)
Swaps	2,795	2,795	—	—	—
Written Options	1,997,447	—	8,668	—	1,988,779

Totals	$1,582,689	$(20,849)	$772,807	$—	$830,731

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
	Total Value at 6/30/18	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2015
Futures	$(111,118)	$50,967	$—	$—	$(162,085)

MyDestination 2025
Futures	$(355,339)	$113,588	$—	$—	$(468,927)

MyDestination 2035
Futures	$(454,296)	$48,262	$—	$—	$(502,558)

MyDestination 2045
Futures	$(410,771)	$15,489	$—	$—	$(426,260)

MyDestination 2055
Futures	$(88,317)	$1,123	$—	$—	$(89,440)

Conservative Allocation
Futures	$(54,863)	$11,680	$—	$—	$(66,543)

Balanced Allocation
Futures	$(566,074)	$198,877	$—	$—	$(764,951)

Growth Allocation
Futures	$(913,323)	$78,402	$—	$—	$(991,725)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
	Total Value at 6/30/18	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Aggressive Allocation
Futures	$(1,008,997)	$—	$—	$—	$(1,008,997)

Low-Duration Bond
Forwards	$2,216,969	$—	$2,216,969	$—	$—
Futures	(625,674)	(625,674)	—	—	—
Purchased Options	(31,483)	(31,483)	—	—	—
Swaps	13,460	16,322	—	(2,862)	—
Forward Rate Agreements	31,798	31,798	—	—	—
Written Options	73,449	73,449	—	—	—

Totals	$1,678,519	$(535,588)	$2,216,969	$(2,862)	$—

Medium-Duration Bond
Forwards	$785,927	$—	$785,927	$—	$—
Futures	5,740,218	5,705,366	34,852	—	—
Purchased Options	183,104	174,414	8,690	—	—
Swaps	(343,021)	(339,280)	—	(3,741)	—
Written Options	(869,770)	(925,641)	55,871	—	—

Totals	$5,496,458	$4,614,859	$885,340	$(3,741)	$—

Global Bond
Forwards	$(4,492,882)	$—	$(4,492,882)	$—	$—
Futures	45,671	45,671	—	—	—
Purchased Options	(189,433)	—	(189,433)	—	—
Written Options	(75,863)	—	(75,863)	—	—

Totals	$(4,712,507)	$45,671	$(4,758,178)	$—	$—

Defensive Market Strategies
Forwards	$325,857	$—	$325,857	—	—
Written Options	(417,180)	—	—	—	(417,180)

Totals	$(91,323)	$—	$325,857	—	$(417,180)

Equity Index
Futures	$(990,405)	$—	$—	$—	$(990,405)

Value Equity
Futures	$(1,065,633)	$—	$—	$—	$(1,065,633)

Growth Equity
Futures	$(1,286,268)	$—	$—	$—	$(1,286,268)

Small Cap Equity
Futures	$(495,150)	$—	$—	$—	$(495,150)

International Equity Index
Futures	$(309,355)	$—	$—	$—	$(309,355)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
	Total Value at 6/30/18	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
International Equity
Forwards	$413,268	$—	$413,268	$—	$—
Futures	(5,199,409)	—	—	—	(5,199,409)
Swaps	(1,101,159)	—	—	—	(1,101,159)

Totals	$(5,887,300)	$—	$413,268	$—	$(6,300,568)

Emerging Markets Equity
Forwards	$(122,406)	$—	$(122,406)	$—	$—
Futures	(2,082,869)	—	—	—	(2,082,869)
Swaps	(51,680)	—	—	—	(51,680)

Totals	$(2,256,955)	$—	$(122,406)	$—	$(2,134,549)

Global Real Estate Securities
Futures	$(129,090)	$—	$—	$—	$(129,090)

Strategic Alternatives
Forwards	$(342,508)	$—	$(342,508)	$—	$—
Futures	102,548	102,548	—	—	—
Purchased Options	92,879	—	(26,204)	—	119,083
Written Options	(9,996)	—	23,218	—	(33,214)
Swaps	28,196	(20,574)	—	—	48,770

Totals	$(128,881)	$81,974	$(345,494)	$—	$134,639

Volume of Derivative Transactions

The table below summarizes the average balance of derivative holdings by fund during the six-month period ended June 30, 2018. The average balance of derivatives held is indicative of the trading volume of each Fund.

	Long Derivative Volume
	Forward Foreign Currency Contracts	Financial Futures Contracts	Purchased Option Contracts	Swap Contracts
MyDestination 2015	—	8,782,780	—	—
MyDestination 2025	—	18,378,468	—	—
MyDestination 2035	—	14,769,795	—	—
MyDestination 2045	—	10,993,716	—	—
MyDestination 2055	—	2,674,888	—	—
Conservative Allocation	—	7,201,210	—	—
Balanced Allocation	—	31,509,383	—	—
Growth Allocation	—	26,712,307	—	—
Aggressive Allocation	—	24,141,080	—	—
Low-Duration Bond	36,920,367	631,671,399	50,832	696,303,030
Medium-Duration Bond	107,263,273	1,082,253,375	2,435,056	394,365,430
Global Bond	23,215,024	88,137,584	90,467	—
Defensive Market Strategies	16,734,521	—	—	—
Equity Index	—	31,672,000	—	—
Value Equity	—	39,753,810	—	—
Growth Equity	—	54,949,540	—	—

	Long Derivative Volume
	Forward Foreign Currency Contracts	Financial Futures Contracts	Purchased Option Contracts	Swap Contracts
Small Cap Equity	—	21,442,982	—	—
International Equity Index	—	7,302,563	—	—
International Equity	199,962,812	142,194,582	—	21,175,361
Emerging Markets Equity	84,150,602	58,784,841	—	120,224,838
Global Real Estate Securities	—	6,053,157	—	—
Strategic Alternatives	440,863,698	7,796,200	389,643	72,050,687

	Short Derivative Volume
	Forward Foreign Currency Contracts	Financial Futures Contracts	Written Option Contracts	Swap Contracts
Low-Duration Bond	31,354,871	330,074,753	364,588	378,933,019
Medium-Duration Bond	78,768,423	1,022,496,491	2,474,452	784,779,977
Global Bond	76,255,803	18,387,031	25,534	—
Defensive Market Strategies	165,550	—	599,188	—
International Equity	208,920,533	52,247,350	—	14,377,625
Emerging Markets Equity	98,270,008	12,391,150	—	1,332,271
Strategic Alternatives	438,018,961	15,370,854	872,494	52,994,238

j. Dividends and Distributions to Shareholders

The Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund and Global Bond Fund declare and pay dividends from net investment income monthly. The Money Market Fund declares income dividends daily and pays them monthly. Each of the Defensive Market Strategies Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Fund and Growth Equity Fund declares and pays dividends from net investment income semi-annually. Each of the other Funds (including all the Target Date Funds and Asset Allocation Funds) declares and pays dividends from net investment income annually. Each Fund also distributes to its shareholders at least annually any realized net capital gains and net gains, if any, from certain foreign currency transactions. Dividends and distributions to shareholders are recorded on the ex-dividend date.

k. Expenses

Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are generally allocated to each Fund in proportion to their relative net assets. Each Class of shares bears its pro-rata portion of expenses attributable to its Class, except that each Class separately bears expenses related specifically to that Class, such as shareholder reporting, registration, transfer agent, shareholder servicing and distribution fees.

l. Security Transactions, Income and Realized Gains and Losses

Security transactions are accounted for on the date securities are purchased or sold (the trade date). Dividend income is recognized on the ex-dividend date, except certain dividends from foreign securities where the ex-date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is accrued daily, including the amortization of market premium and the accretion of market discount using the effective interest method. Realized gains and losses from security transactions are on an identified cost basis.

3. FEES AND OTHER TRANSACTIONS

a. Investment Advisory Fees (Affiliate)

Pursuant to a separate investment advisory agreement, GSCM acts as the Adviser to the Funds. As Adviser, it supervises the investments of the Funds and for such services is paid a fee. GSCM and the Trust have entered into sub-advisory agreements with various sub-advisers to manage each Select Fund’s investments. Under the general supervision of GSCM, the sub-advisers make the day-to-day investment decisions for the Select Funds, and for such services, each sub-adviser receives a fee from the Funds. The aggregate advisory fees and sub-adviser fees are included in the Statements of Assets and Liabilities and Statements of Operations under “Investment advisory fees”.

The advisory fees paid to GSCM and aggregate sub-advisory fees paid to the sub-advisers are computed daily based upon the net assets of each Fund. The actual advisory fees accrued and the sub-advisory fees accrued during the six-month period ended June 30, 2018, based upon average daily net assets, were as follows:

Fund	Advisory Fees	Sub-Adviser Fees
MyDestination 2015	0.10%	0.00%
MyDestination 2025	0.10%	0.00%
MyDestination 2035	0.10%	0.00%
MyDestination 2045	0.10%	0.00%
MyDestination 2055	0.10%	0.00%
Conservative Allocation	0.10%	0.00%
Balanced Allocation	0.10%	0.00%
Growth Allocation	0.10%	0.00%
Aggressive Allocation	0.10%	0.00%
Money Market	0.07%	0.05%
Low-Duration Bond	0.11%	0.19%
Medium-Duration Bond	0.13%	0.19%
Extended-Duration Bond	0.25%	0.23%
Global Bond	0.25%	0.23%
Defensive Market Strategies	0.33%	0.29%
Equity Index	0.08%	0.01%
Value Equity	0.33%	0.20%
Growth Equity	0.33%	0.34%
Small Cap Equity	0.33%	0.61%
International Equity Index	0.10%	0.02%
International Equity	0.33%	0.38%
Emerging Markets Equity	0.33%	0.65%
Global Real Estate Securities	0.30%	0.38%
Strategic Alternatives	0.40%	0.47%

For the six-month period ended June 30, 2018, advisory fees and waivers for each Fund were as follows:

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee (Reimbursement)
MyDestination 2015	$318,005	$—	$318,005
MyDestination 2025	562,374	—	562,374
MyDestination 2035	336,354	—	336,354
MyDestination 2045	255,938	—	255,938
MyDestination 2055	63,799	(46,579)	17,220
Conservative Allocation	257,404	—	257,404
Balanced Allocation	796,737	—	796,737
Growth Allocation	622,819	—	622,819
Aggressive Allocation	535,526	—	535,526

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee (Reimbursement)
Money Market(1)	$402,109	$—	$402,109
Low-Duration Bond	505,968	(29,101)	476,867
Medium-Duration Bond	964,224	(98,657)	865,567
Extended-Duration Bond	294,515	(7,080)	287,435
Global Bond	673,760	(45,126)	628,634
Defensive Market Strategies	1,657,368	(41,614)	1,615,754
Equity Index	397,078	(34,847)	362,231
Value Equity	2,492,751	(43,321)	2,449,430
Growth Equity	2,996,602	(70,729)	2,925,873
Small Cap Equity	930,258	(24,663)	905,595
International Equity Index	94,225	—	94,225
International Equity	2,689,640	(82,370)	2,607,270
Emerging Markets Equity	818,198	(18,642)	799,556
Global Real Estate Securities	335,603	(4,886)	330,717
Strategic Alternatives	741,678	(24,496)	717,182

(1)	The Statement of Operations “Expenses waived/reimbursed net of amount recaptured” for the Money Market Fund includes shareholder servicing fee waiver and other waivers.

b. Shareholder Servicing Fees (Affiliate)

The Board of Trustees has adopted a Shareholder Service Plan for the Investor Class of each Fund. Under this Plan, the Investor Class of each Fund, was authorized to pay fees of 0.25% of average daily net assets to parties that provide services for and maintain shareholder accounts.

GuideStone Financial Resources (or its affiliate) voluntarily agreed to waive shareholder servicing fees and/or reimburse expenses for the Investor Class of the Money Market Fund to the extent necessary to maintain a minimum daily net yield of at least 0.01%. This voluntary shareholder servicing fee waiver and expense reimbursement may be changed or terminated with the consent of the Board of Trustees at any time.

GSCM and/or its affiliates have agreed to waive shareholder service fees attributable to the Funds’ investment of cash balances in the Money Market Fund through April 30, 2019.

c. Expense Limitation (Affiliate)

On February 23, 2018, GSCM agreed, through April 30, 2019, to waive fees and reimburse expenses of the Institutional Class and Investor Class of each Fund (excluding interest, taxes, brokerage commissions, expense incurred in connection with acquired fund fees, expenses on securities sold short, and extraordinary expenses) which exceed, in the aggregate, the annual percentage rate of each Class’s average daily net assets as follows:

	For the Period
	January 1, 2018
	to
	June 30, 2018
Fund	Institutional Class	Investor Class
MyDestination 2015	0.20%	0.40%
MyDestination 2025	0.20%	0.40%
MyDestination 2035	0.20%	0.40%
MyDestination 2045	0.20%	0.40%
MyDestination 2055	0.20%	0.40%

	For the Period
	January 1, 2018
	to
	June 30, 2018
Fund	Institutional Class	Investor Class
International Equity Index	0.57%	N/A
Emerging Markets Equity	1.32%	1.57%
Strategic Alternatives	1.28%	1.53%

Each Fund in turn agrees to reimburse GSCM for any operating expenses in excess of the expense limitation paid, waived or assumed by GSCM for that Fund during the limitation period, provided GSCM would not be entitled to reimbursement for any amount that would cause operating expenses to exceed the expense limitation during the year in which the reimbursement would be made, and provided further that no amount will be reimbursed by the Fund more than three years after the year in which it was incurred or waived by GSCM.

At June 30, 2018, for those funds that had operating expenses in excess of the expense limitation paid, waived or assumed by GSCM during the limitation period, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

	Institutional Class				Investor Class
	2018	2019	2020	2021	2018	2019	2020	2021
MyDestination 2015	N/A	N/A	N/A	N/A	$274,488	$180,574	$30,638	N/A
MyDestination 2025	N/A	N/A	N/A	N/A	311,332	185,515	(925)	N/A
MyDestination 2035	N/A	N/A	N/A	N/A	325,538	206,887	24,128	N/A
MyDestination 2045	N/A	N/A	N/A	N/A	330,651	232,288	59,007	N/A
MyDestination 2055	$28,120	$28,120	$28,120	$8,261	363,630	253,134	110,489	$38,318
International Equity Index	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Emerging Markets Equity	933,435	518,000	16,344	N/A	518,941	191,393	77,711	N/A
Strategic Alternatives	7,343	7,343	7,343	N/A	26,774	26,774	26,774	N/A

d. Brokerage Service Arrangements

Subject to best execution, the Adviser directs the sub-advisers to place a certain percentage of security trades with designated brokers who have agreed to pay certain custody, transfer agency or other operating expenses through the use of Brokerage Service Arrangements on behalf of the Funds. These payments can be found on the Statement of Operations under the heading “Fees Paid Indirectly.”

Fund	Expenses Paid Through Brokerage Service Arrangements
Value Equity	$10,971
Growth Equity	14,830
Small Cap Equity	14,904
Emerging Markets Equity	2,951
Global Real Estate Securities	6,212

e. Administrator, Transfer Agent and Distributor

The Northern Trust Company (“Northern Trust”) provides administrative and accounting services to the Funds. For its services as Administrator, Northern Trust is entitled to receive fees, computed daily and paid monthly, based upon the average daily net assets of each Fund. The fees, excluding out of pocket expenses, range between 0.004% and 0.0225% of average daily net assets. For its services as Transfer Agent, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the six-month period ended June 30, 2018, BNY Mellon and Northern Trust received $1,853,291 in aggregate fees and expenses for services rendered under the various agreements described above.

Foreside Funds Distributors LLC serves as the Underwriter and does not receive any fees in its capacity as Underwriter from GuideStone Funds. The fees are paid by GSCM.

f. Investments in Affiliates

The Target Date and Asset Allocation Funds do not invest in the underlying Select Funds for the purpose of exercising management or control; however, investments made by each Target Date and Asset Allocation Fund within each of its principal investment strategies may represent a significant portion of an underlying Select Fund’s net assets. At June 30, 2018, the Target Date and Asset Allocation Funds were the owner of record of the following approximate percentages of the total outstanding shares of the underlying Select Funds as detailed below:

	MyDestination	MyDestination	MyDestination	MyDestination	MyDestination
Fund	2015	2025	2035	2045	2055
Low-Duration Bond	10.16%	4.55%	—%	—%	—%
Money Market	0.76	1.61	1.36	0.96	0.25
Medium-Duration Bond	10.43	19.15	7.40	2.69	0.50
Global Bond	11.60	15.30	5.16	1.87	0.35
Defensive Market Strategies	6.98	12.14	3.82	2.51	0.65
Equity Index	3.69	9.55	8.63	7.67	2.03
Value Equity	2.56	6.62	5.91	5.23	1.39
Growth Equity	2.07	5.42	4.93	4.27	1.13
Small Cap Equity	2.03	5.24	—	3.99	1.04
International Equity Index	10.97	28.59	25.72	23.20	6.32
International Equity	2.64	6.89	6.19	5.62	1.49
Emerging Markets Equity	3.80	9.84	9.28	7.79	2.20
Global Real Estate Securities	2.64	6.24	4.81	4.15	1.09
Strategic Alternatives Fund	7.42	7.35	—	—	—

	Conservative Allocation	Balanced Allocation	Growth Allocation	Aggressive Allocation
Fund	Fund	Fund	Fund	Fund
Low-Duration Bond	26.54%	10.78%	3.81%	—%
Money Market	0.51	2.91	2.59	2.16
Medium-Duration Bond	4.41	24.34	8.47	—
Extended-Duration Bond	—	29.51	10.44	—
Global Bond	2.99	24.03	8.36	—
Defensive Market Strategies	3.73	15.93	5.48	—
Value Equity	2.01	11.35	15.54	18.97
Growth Equity	1.65	9.28	12.33	15.07
Small Cap Equity	1.01	5.89	8.09	9.91
International Equity	2.03	11.61	16.30	19.91
Emerging Markets Equity	1.94	10.98	15.34	19.51
Global Real Estate Securities	2.81	14.99	17.17	—
Strategic Alternatives	6.70	16.27	7.91	—

A summary of the Funds’ total long-term and short-term purchases and sales of the shares of the underlying Select Funds during the six-month period ended June 30, 2018 is as follows (amounts in thousands):

	Total Value at 12/31/17	Purchases	Sales Proceeds	Net Realized Gains/(Losses)	Change in Unrealized Appreciation/ (Depreciation)	Total Value at 6/30/18	Dividend Income	Distributions of Realized Gains
MyDestination 2015
Money Market	$12,106	$39,621	$42,601	$—	$—	$9,126	$72	$—
Low-Duration Bond	83,676	13,174	590	(8)	(613)	95,639	901	—
Medium-Duration Bond	143,030	20,390	371	(19)	(4,276)	158,754	1,655	—
Global Bond	56,061	10,652	—	—	(3,706)	63,007	1,425	—
Defensive Market Strategies	70,548	3,414	1,820	144	(102)	72,184	456	838
Equity Index	36,262	2,191	2,034	407	306	37,132	290	67
Value Equity	38,924	738	250	(12)	(1,008)	38,392	323	276
Growth Equity	38,687	24	4,410	197	3,651	38,149	16	7
Small Cap Equity	11,294	310	400	16	719	11,939	—	—
International Equity Index	21,474	375	725	62	(521)	20,665	—	—
International Equity	43,459	2,230	2,610	104	(967)	42,216	—	—
Emerging Markets Equity	18,733	1,190	950	130	(1,730)	17,373	—	—
Inflation Protected Bond	24,223	3	24,076	(377)	227	—	2	—
Global Real Estate Securities	5,637	660	90	(12)	(77)	6,118	165	—
Strategic Alternatives	26,891	1,415	—	—	174	28,480	—	—

	$631,005	$96,387	$80,927	$632	$(7,923)	$639,174	$5,305	$1,188

MyDestination 2025
Money Market	$22,192	$46,103	$49,106	$—	$—	$19,189	$151	$—
Low-Duration Bond	29,895	13,441	200	—	(243)	42,893	365	—
Medium-Duration Bond	265,615	37,530	3,700	(173)	(7,689)	291,583	3,011	—
Global Bond	73,912	15,035	1,000	(11)	(4,791)	83,145	1,840	—
Defensive Market Strategies	118,178	8,118	810	61	(117)	125,430	792	1,457
Equity Index	94,422	5,189	5,256	1,047	837	96,239	751	172
Value Equity	97,940	4,125	325	(17)	(2,552)	99,171	833	712
Growth Equity	98,695	461	9,175	322	9,415	99,718	41	20
Small Cap Equity	29,227	410	600	24	1,843	30,904	—	—
International Equity Index	54,954	1,335	1,230	110	(1,328)	53,841	—	—
International Equity	111,542	3,110	2,200	110	(2,525)	110,037	—	—
Emerging Markets Equity	47,581	3,900	2,400	366	(4,460)	44,987	—	—
Inflation Protected Bond	17,885	2	17,775	(179)	67	—	2	—
Global Real Estate Securities	13,292	1,396	—	—	(222)	14,466	391	—
Strategic Alternatives	26,188	2,039	170	—	160	28,217	—	—

	$1,101,518	$142,194	$93,947	$1,660	$(11,605)	$1,139,820	$8,177	$2,361

	Total Value at 12/31/17	Purchases	Sales Proceeds	Net Realized Gains/(Losses)	Change in Unrealized Appreciation/ (Depreciation)	Total Value at 6/30/18	Dividend Income	Distributions of Realized Gains
MyDestination 2035
Money Market	$16,753	$31,092	$31,579	$—	$—	$16,266	$117	$—
Medium-Duration Bond	99,953	17,936	2,325	(107)	(2,769)	112,688	1,122	—
Global Bond	24,897	6,532	1,825	(28)	(1,544)	28,032	605	—
Defensive Market Strategies	23,507	16,766	455	37	(399)	39,456	250	461
Equity Index	85,735	3,095	3,510	741	884	86,945	679	156
Value Equity	87,173	7,217	3,624	(15)	(2,200)	88,551	739	632
Growth Equity	86,503	2,554	6,980	287	8,382	90,746	36	17
Small Cap Equity	25,877	360	725	38	1,596	27,146	—	—
International Equity Index	49,165	1,174	820	68	(1,155)	48,432	—	—
International Equity	99,389	4,555	3,000	200	(2,294)	98,850	—	—
Emerging Markets Equity	42,937	5,110	1,900	293	(4,041)	42,399	—	—
Global Real Estate Securities	10,282	1,060	—	—	(185)	11,157	302	—

	$652,171	$97,451	$56,743	$1,514	$(3,725)	$690,668	$3,850	$1,266

MyDestination 2045
Money Market	$12,588	$27,027	$28,118	$—	$—	$11,497	$87	$—
Medium-Duration Bond	35,713	8,459	2,230	(83)	(967)	40,892	409	—
Global Bond	8,931	2,587	755	(16)	(561)	10,186	222	—
Defensive Market Strategies	—	26,695	175	(1)	(600)	25,919	162	298
Equity Index	76,209	3,806	4,264	898	601	77,250	603	139
Value Equity	77,815	6,068	3,668	—	(1,915)	78,300	657	561
Growth Equity	76,823	1,952	7,875	284	7,407	78,591	32	15
Small Cap Equity	22,895	800	1,589	42	1,385	23,533	—	—
International Equity Index	43,705	2,925	2,025	210	(1,139)	43,676	—	—
International Equity	88,834	7,440	4,722	309	(2,094)	89,767	—	—
Emerging Markets Equity	38,085	3,291	2,600	456	(3,626)	35,606	—	—
Global Real Estate Securities	8,735	1,056	—	—	(155)	9,636	260	—

	$490,333	$92,106	$58,021	$2,099	$(1,664)	$524,853	$2,432	$1,013

MyDestination 2055
Money Market	$3,138	$15,324	$15,503	$—	$—	$2,959	$23	$—
Medium-Duration Bond	4,532	3,900	685	(26)	(121)	7,600	71	—
Global Bond	1,132	963	100	(1)	(101)	1,893	38	—
Defensive Market Strategies	—	6,876	20	—	(144)	6,712	42	77
Equity Index	18,933	2,499	1,315	273	95	20,485	160	37
Value Equity	19,220	3,328	1,135	(8)	(515)	20,890	174	149
Growth Equity	19,195	1,926	2,311	79	1,900	20,789	8	4
Small Cap Equity	5,663	492	386	65	303	6,137	—	—
International Equity Index	10,893	1,801	525	51	(321)	11,899	—	—
International Equity	22,090	3,632	1,370	72	(611)	23,813	—	—
Emerging Markets Equity	9,388	1,993	420	69	(959)	10,071	—	—
Global Real Estate Securities	2,173	474	76	(5)	(32)	2,534	68	—

	$116,357	$43,208	$23,846	$569	$(506)	$135,782	$584	$267

	Total Value at 12/31/17	Purchases	Sales Proceeds	Net Realized Gains/(Losses)	Change in Unrealized Appreciation/ (Depreciation)	Total Value at 6/30/18	Dividend Income	Distributions of Realized Gains
Conservative Allocation
Money Market	$4,159	$29,395	$27,432	$—	$—	$6,122	$56	$—
Low-Duration Bond	234,814	21,938	5,140	(179)	(1,473)	249,960	2,376	—
Medium-Duration Bond	61,978	7,107	65	(5)	(1,833)	67,182	700	—
Global Bond	15,659	1,674	100	(2)	(977)	16,254	379	—
Defensive Market Strategies	38,041	1,725	1,285	104	(82)	38,503	243	447
Value Equity	30,018	2,593	1,830	(48)	(672)	30,061	253	216
Growth Equity	29,630	468	2,695	9	2,861	30,273	12	6
Small Cap Equity	6,073	230	775	29	369	5,926	—	—
International Equity	32,913	1,945	1,770	70	(739)	32,419	—	—
Emerging Markets Equity	9,702	496	500	68	(888)	8,878	—	—
Inflation Protected Bond	18,866	2	18,752	(287)	171	—	2	—
Global Real Estate Securities	5,776	831	—	—	(90)	6,517	176	—
Strategic Alternatives	25,067	560	50	1	152	25,730	—	—

	$512,696	$68,964	$60,394	$(240)	$(3,201)	$517,825	$4,197	$669

Balanced Allocation
Money Market	$34,920	$46,050	$46,195	$—	$—	$34,775	$238	$—
Low-Duration Bond	102,990	2,040	2,800	(27)	(658)	101,545	970	—
Medium-Duration Bond	323,215	64,078	6,400	(647)	(9,652)	370,594	3,907	—
Extended-Duration Bond	68,277	4,356	—	—	(3,843)	68,790	970	507
Global Bond	136,355	4,222	2,100	(31)	(7,887)	130,559	3,082	—
Defensive Market Strategies	162,523	7,456	5,335	431	(486)	164,589	1,039	1,911
Value Equity	172,871	3,649	2,060	(75)	(4,389)	169,996	1,428	1,220
Growth Equity	174,330	501	21,250	699	16,414	170,694	68	33
Small Cap Equity	34,568	400	2,450	127	2,092	34,737	—	—
International Equity	196,362	2,599	9,865	613	(4,447)	185,262	—	—
Emerging Markets Equity	56,665	2,850	4,795	695	(5,216)	50,199	—	—
Inflation Protected Bond	55,710	6	55,370	(962)	616	—	6	—
Global Real Estate Securities	33,559	2,504	740	(95)	(469)	34,759	940	—
Strategic Alternatives	61,385	2,450	1,715	—	348	62,468	—	—

	$1,613,730	$143,161	$161,075	$728	$(17,577)	$1,578,967	$12,648	$3,671

Growth Allocation
Money Market	$25,873	$39,971	$34,989	$—	$—	$30,855	$188	$—
Low-Duration Bond	35,221	1,886	990	(9)	(227)	35,881	337	—
Medium-Duration Bond	129,044	6,264	2,687	(150)	(3,486)	128,985	1,358	—
Extended-Duration Bond	23,521	2,150	—	—	(1,331)	24,340	341	179
Global Bond	47,113	1,666	590	(8)	(2,734)	45,447	1,067	—
Defensive Market Strategies	56,934	2,482	2,720	(76)	36	56,656	361	664
Value Equity	240,278	3,727	4,980	(269)	(5,967)	232,789	1,955	1,671
Growth Equity	233,527	1,324	31,100	1,195	21,951	226,897	94	45
Small Cap Equity	46,558	825	2,700	130	2,847	47,660	—	—
International Equity	268,037	5,995	8,270	548	(6,083)	260,227	—	—
Emerging Markets Equity	77,118	3,663	4,410	642	(6,890)	70,123	—	—
Global Real Estate Securities	38,184	2,367	—	—	(722)	39,829	1,077	—
Strategic Alternatives	30,296	900	1,000	(21)	184	30,359	—	—

	$1,251,704	$73,220	$94,436	$1,982	$(2,422)	$1,230,048	$6,778	$2,559

	Total Value at 12/31/17	Purchases	Sales Proceeds	Net Realized Gains/(Losses)	Change in Unrealized Appreciation/ (Depreciation)	Total Value at 6/30/18	Dividend Income	Distributions of Realized Gains
Aggressive Allocation
Money Market	$21,357	$34,835	$30,466	$—	$—	$25,726	$160	$—
Value Equity	286,620	6,736	1,610	(77)	(7,505)	284,164	2,392	2,044
Growth Equity	280,845	530	32,160	1,500	26,530	277,245	115	55
Small Cap Equity	56,568	860	2,590	131	3,451	58,420	—	—
International Equity	321,532	4,750	1,210	23	(7,201)	317,894	—	—
Emerging Markets Equity	92,968	7,575	3,500	539	(8,418)	89,164	—	—

	$1,059,890	$55,286	$71,536	$2,116	$6,857	$1,052,613	$2,667	$2,099

Low-Duration Bond
Money Market	$12,894	$200,680	$191,026	$—	$—	$22,548	$142	$—

Medium-Duration Bond
Money Market	$96,107	$486,956	$461,537	$—	$—	$121,526	$470	$—

Extended-Duration Bond
Money Market	$6,203	$26,389	$28,771	$—	$—	$3,821	$34	$—

Global Bond
Money Market	$29,746	$186,795	$182,724	$—	$—	$33,817	$218	$—

Defensive Market Strategies
Money Market	$33,299	$255,538	$254,632	$—	$—	$34,205	$199	$—

Equity Index
Money Market	$32,457	$51,341	$49,284	$—	$—	$34,514	$169	$—

Value Equity
Money Market	$35,766	$99,957	$104,507	$—	$—	$31,216	$208	$—

Growth Equity
Money Market	$51,856	$225,739	$222,120	$—	$—	$55,475	$342	$—

Small Cap Equity
Money Market	$24,758	$88,331	$91,819	$—	$—	$21,270	$118	$—

International Equity Index
Money Market	$7,056	$22,627	$23,837	$—	$—	$5,846	$43	$—

International Equity
Money Market	$69,015	$258,349	$256,729	$—	$—	$70,635	$377	$—

Emerging Markets Equity
Money Market	$19,609	$86,083	$80,610	$—	$—	$25,082	$88	$—

Global Real Estate Securities
Money Market	$4,591	$23,776	$25,708	$—	$—	$2,659	$23	$—

Strategic Alternatives
Money Market	$26,435	$235,502	$238,929	$—	$—	$23,008	$117	$—

4. SECURITIES LENDING

Through an agreement with The Northern Trust Company (“Northern Trust”) (the Funds’ custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. The Select Funds receive cash or U.S. government securities, such as U.S. Treasury Bills and U.S. Treasury Notes, as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term money market fund of Northern Trust, which invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. This investment is presented on the Funds’ Schedules of Investments. The Funds do not have control of non-cash securities lending collateral: as such, this amount is not presented on the Funds’ Schedules of Investments. At June 30, 2018, the market values of loaned securities and collateral received were as follows:

Fund	Value of Securities Loaned	Value of Non-cash Collateral	Value of Cash Collateral	Total Value of Collateral
Low-Duration Bond	$33,616,754	$25,988,131	$8,503,586	$34,491,717
Medium-Duration Bond	71,021,489	69,317,958	3,485,913	72,803,871
Extended-Duration Bond	9,957,035	9,269,252	961,793	10,231,045
Global Bond	40,744,161	29,423,659	12,384,451	41,808,110
Defensive Market Strategies	42,551,880	27,406,990	16,624,004	44,030,994
Equity Index	39,450,681	38,933,353	1,401,734	40,335,087
Value Equity	74,581,568	73,955,640	2,876,989	76,832,629
Growth Equity	172,630,815	170,523,344	7,090,548	177,613,892
Small Cap Equity	129,719,604	121,110,527	12,515,437	133,625,964
International Equity Index	3,113,940	2,518,477	844,414	3,362,891
International Equity	40,646,061	42,445,254	5,406,326	47,851,580
Emerging Markets Equity	8,962,704	7,386,705	1,862,134	9,248,839
Global Real Estate Securities	13,150,135	13,044,461	497,739	13,542,200

Securities lending transactions are entered into by the Funds under a Securities Lending Authorization Agreement which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund. Securities lending transactions pose certain risks to the Funds. There is a risk that a borrower may default on its obligations to return loaned securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an unaffiliated or affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions. At June 30, 2018, the securities loaned which are subjected to an MA on a net payment basis are as follows:

Fund	Value of Securities Loaned	Fair Value of Non-cash Collateral	Cash Collateral (Pledged)	Net Amount(1)
Low-Duration Bond	$33,616,754	$(25,988,131)	$(7,628,623)	$—
Medium-Duration Bond	71,021,489	(69,317,958)	(1,703,531)	—
Extended-Duration Bond	9,957,035	(9,269,252)	(687,783)	—
Global Bond	40,744,161	(29,423,659)	(11,320,502)	—

Fund	Value of Securities Loaned	Fair Value of Non-cash Collateral	Cash Collateral (Pledged)	Net Amount(1)
Defensive Market Strategies	$42,551,880	$(27,406,990)	$(15,144,890)	$—
Equity Index	39,450,681	(38,933,353)	(517,328)	—
Value Equity	74,581,568	(73,955,640)	(625,928)	—
Growth Equity	172,630,815	(170,523,344)	(2,107,471)	—
Small Cap Equity	129,719,604	(121,110,527)	(8,609,077)	—
International Equity Index	3,113,940	(2,518,477)	(595,463)	—
International Equity	40,646,061	(40,646,061)	—	—
Emerging Markets Equity	8,962,704	(7,386,705)	(1,575,999)	—
Global Real Estate Securities	13,150,135	(13,044,461)	(105,674)	—

(1)	Net amount represents the net amount receivable due from (payable to) the counterparty in the event of default.

Additional information about master netting arrangements can be found in the Repurchase Agreements and Derivative Financial Instruments sections of the Notes to Financial Statements.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

Fund	Overnight and Continuous	30 — 90 Days	Greater than 90 Days	Total
Low-Duration Bond
Corporate Bonds, Foreign Bonds	$8,503,586	$—	$—	$8,503,586
Medium-Duration Bond
Agency Obligations, Corporate Bonds, Foreign Bonds, U.S. Treasury Obligations	3,485,913	—	—	3,485,913
Extended-Duration Bond
Corporate Bonds, Foreign Bonds, Preferred Stocks, U.S. Treasury Obligations	961,793	—	—	961,793
Global Bond
Common Stocks, Corporate Bonds, Foreign Bonds, Preferred Stocks, U.S. Treasury Obligations	12,384,451	—	—	12,384,451
Defensive Market Strategies
Common Stocks, Corporate Bonds, Foreign Bonds, Preferred Stocks	16,624,004	—	—	16,624,004
Equity Index
Common Stocks	1,401,734	—	—	1,401,734
Value Equity
Common Stocks, Foreign Common Stocks	2,876,989	—	—	2,876,989
Growth Equity
Common Stocks, Foreign Common Stocks	7,090,548	—	—	7,090,548
Small Cap Equity
Common Stocks, Foreign Common Stocks	12,515,437	—	—	12,515,437
International Equity Index
Foreign Common Stocks	844,414	—	—	844,414
International Equity
Common Stocks, Foreign Common Stocks	5,406,326	—	—	5,406,326

Fund	Overnight and Continuous	30 — 90 Days	Greater than 90 Days	Total
Emerging Markets Equity
Common Stocks, Foreign Common Stocks	$1,862,134	$—	$—	$1,862,134
Global Real Estate Securities
Common Stocks, Foreign Common Stocks	497,739	—	—	497,739

5. INVESTMENT TRANSACTIONS

For the six-month period ended June 30, 2018 the cost of purchases and proceeds from sales and maturities for each Fund were as follows:

	Cost of Purchases and Proceeds from Sales and Maturities of Long-Term Securities (other than U.S. Government Obligations)		Cost of Purchases and Proceeds from Sales and Maturities of Long-Term U.S. Government Obligations
	Purchases	Sale and Maturity Proceeds	Purchases	Sale and Maturity Proceeds
MyDestination 2015	$56,765,477	$38,325,723	$—	$—
MyDestination 2025	96,091,609	44,840,330	—	—
MyDestination 2035	66,358,681	25,163,573	—	—
MyDestination 2045	65,078,302	29,903,000	—	—
MyDestination 2055	27,883,550	8,343,386	—	—
Conservative Allocation	39,568,357	32,961,974	—	—
Balanced Allocation	97,111,474	114,880,219	—	—
Growth Allocation	33,249,328	59,445,000	—	—
Aggressive Allocation	20,451,250	41,070,000	—	—
Low-Duration Bond	368,317,552	385,417,265	2,867,598,644	2,121,290,515
Medium-Duration Bond	275,996,398	122,049,281	3,050,801,626	2,894,928,387
Extended-Duration Bond	71,429,251	73,083,798	—	—
Global Bond	98,645,035	48,925,710	28,709,301	12,675,701
Defensive Market Strategies	296,650,155	257,351,835	—	—
Equity Index	17,132,813	8,182,363	—	—
Value Equity	293,775,157	284,083,074	—	—
Growth Equity	171,826,776	256,676,381	—	—
Small Cap Equity	220,842,899	214,474,868	—	—
International Equity Index	14,877,473	6,921,933	—	—
International Equity	808,550,807	797,149,950	—	—
Emerging Markets Equity	498,032,362	507,580,612	—	—
Global Real Estate Securities	150,311,201	146,272,253	—	—
Strategic Alternatives	330,091,524	165,092,622	—	—

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended 6/30/18		Year Ended 12/31/17
	Institutional Class	Investor Class	Institutional Class	Investor Class
MyDestination 2015
Shares sold	1,142,758	5,330,769	11,311,755	8,161,355
Shares reinvested	—	—	294,297	1,282,525
Shares redeemed	(954,217)	(4,471,194)	(1,102,017)	(15,353,846)

Net increase (decrease)	188,541	859,575	10,504,035	(5,909,966)

MyDestination 2025
Shares sold	1,686,136	6,120,268	21,786,823	13,964,826
Shares reinvested	—	—	866,930	3,230,196
Shares redeemed	(722,817)	(3,073,982)	(997,626)	(23,795,418)

Net increase (decrease)	963,319	3,046,286	21,656,127	(6,600,396)

MyDestination 2035
Shares sold	1,261,183	4,003,363	15,294,295	8,309,475
Shares reinvested	—	—	599,898	1,865,235
Shares redeemed	(572,355)	(1,019,952)	(577,563)	(15,040,131)

Net increase (decrease)	688,828	2,983,411	15,316,630	(4,865,421)

MyDestination 2045
Shares sold	1,146,263	2,976,694	14,986,419	5,916,597
Shares reinvested	—	—	662,778	1,502,334
Shares redeemed	(329,967)	(460,141)	(513,484)	(14,314,901)

Net increase (decrease)	816,296	2,516,553	15,135,713	(6,895,970)

MyDestination 2055
Shares sold	523,638	1,188,525	2,804,021	2,448,608
Shares reinvested	—	—	125,955	250,170
Shares redeemed	(107,004)	(222,908)	(93,452)	(2,345,351)

Net increase (decrease)	416,634	965,617	2,836,524	353,427

Conservative Allocation
Shares sold	914,499	2,442,973	2,604,032	10,852,413
Shares issued for merger	—	—	—	9,553,188
Shares reinvested	—	9	135,077	587,792
Shares redeemed	(634,432)	(2,315,180)	(2,206,596)	(11,853,182)

Net increase (decrease)	280,067	127,802	532,513	9,140,211

Balanced Allocation
Shares sold	579,934	2,092,684	3,604,680	5,838,745
Shares reinvested	21	6	707,736	2,490,824
Shares redeemed	(1,651,658)	(3,619,099)	(6,264,351)	(7,412,128)

Net increase (decrease)	(1,071,703)	(1,526,409)	(1,951,935)	917,441

	Six Months Ended 6/30/18		Year Ended 12/31/17
	Institutional Class	Investor Class	Institutional Class	Investor Class
Growth Allocation
Shares sold	266,452	1,435,545	979,587	3,728,084
Shares reinvested	—	9	1,059,613	3,547,036
Shares redeemed	(892,029)	(3,040,748)	(1,908,452)	(5,796,094)

Net increase (decrease)	(625,577)	(1,605,194)	130,748	1,479,026

Aggressive Allocation
Shares sold	218,817	1,287,824	498,052	2,635,197
Shares reinvested	—	(4)	1,104,497	4,768,864
Shares redeemed	(637,720)	(2,344,547)	(1,500,639)	(4,481,481)

Net increase (decrease)	(418,903)	(1,056,727)	101,910	2,922,580

Money Market
Shares sold	353,227,501	1,966,474,350	807,335,296	4,112,657,567
Shares reinvested	845,653	2,184,493	892,830	2,182,091
Shares redeemed	(344,545,323)	(1,948,232,473)	(790,919,842)	(4,170,940,970)

Net increase (decrease)	9,527,831	20,426,370	17,308,284	(56,101,312)

Low-Duration Bond
Shares sold	5,435,295	1,389,520	11,797,654	4,475,371
Shares reinvested	440,784	195,624	759,850	298,655
Shares redeemed	(2,452,591)	(1,596,917)	(12,093,538)	(2,584,765)

Net increase (decrease)	3,423,488	(11,773)	463,966	2,189,261

Medium-Duration Bond
Shares sold	11,118,986	1,573,921	21,590,615	4,508,267
Shares reinvested	901,992	175,147	1,359,854	305,851
Shares redeemed	(1,944,814)	(1,115,097)	(2,144,985)	(1,474,724)

Net increase (decrease)	10,076,164	633,971	20,805,484	3,339,394

Extended-Duration Bond
Shares sold	330,419	268,793	574,697	1,018,406
Shares reinvested	151,558	136,624	267,374	248,393
Shares redeemed	(235,614)	(703,930)	(853,288)	(1,366,343)

Net increase (decrease)	246,363	(298,513)	(11,217)	(99,544)

Global Bond
Shares sold	3,964,132	1,511,136	7,397,690	3,788,108
Shares reinvested	971,421	279,847	1,364,492	382,595
Shares redeemed	(1,237,453)	(747,995)	(3,478,226)	(1,183,453)

Net increase (decrease)	3,698,100	1,042,988	5,283,956	2,987,250

Defensive Market Strategies
Shares sold	6,497,617	2,641,346	10,935,031	9,469,733
Shares reinvested	938,826	461,856	2,633,634	1,418,838
Shares redeemed	(1,525,639)	(3,423,423)	(12,057,475)	(5,648,763)

Net increase (decrease)	5,910,804	(320,221)	1,511,190	5,239,808

	Six Months Ended 6/30/18		Year Ended 12/31/17
	Institutional Class	Investor Class	Institutional Class	Investor Class
Equity Index
Shares sold	1,056,853	1,118,534	2,670,293	2,577,662
Shares reinvested	156,015	140,013	354,894	331,218
Shares redeemed	(946,764)	(1,114,989)	(999,744)	(1,763,054)

Net increase (decrease)	266,104	143,558	2,025,443	1,145,826

Value Equity
Shares sold	1,082,076	564,270	4,399,848	1,112,974
Shares reinvested	766,062	241,077	3,432,082	1,190,539
Shares redeemed	(1,040,595)	(1,067,622)	(1,704,687)	(2,344,749)

Net increase (decrease)	807,543	(262,275)	6,127,243	(41,236)

Growth Equity
Shares sold	958,957	2,283,645	2,633,409	2,940,628
Shares reinvested	24,512	4,494	4,487,829	2,263,183
Shares redeemed	(4,626,242)	(1,134,866)	(3,664,559)	(2,053,753)

Net increase (decrease)	(3,642,773)	1,153,273	3,456,679	3,150,058

Small Cap Equity
Shares sold	496,782	1,082,007	2,426,384	1,038,450
Shares reinvested	—	—	1,162,291	1,014,494
Shares redeemed	(836,936)	(805,166)	(2,726,187)	(2,996,412)

Net increase (decrease)	(340,154)	276,841	862,488	(943,468)

International Equity Index
Shares sold	968,933		3,393,145
Shares reinvested	—		450,292
Shares redeemed	(558,874)		(1,367,261)

Net increase (decrease)	410,059		2,476,176

International Equity
Shares sold	3,010,764	1,303,739	4,762,687	2,917,522
Shares reinvested	—	—	6,500,917	1,695,817
Shares redeemed	(2,556,336)	(1,237,564)	(7,241,803)	(2,711,267)

Net increase (decrease)	454,428	66,175	4,021,801	1,902,072

Emerging Markets Equity
Shares sold	3,114,635	2,314,619	5,242,544	6,002,825
Shares reinvested	—	—	357,994	66,477
Shares redeemed	(2,161,244)	(3,160,148)	(4,253,483)	(3,000,554)

Net increase (decrease)	953,391	(845,529)	1,347,055	3,068,748

Global Real Estate Securities
Shares sold	994,245	483,157	1,838,741	1,264,737
Shares reinvested	401,491	243,846	566,717	387,636
Shares redeemed	(261,865)	(1,332,042)	(2,190,546)	(2,641,183)

Net increase (decrease)	1,133,871	(605,039)	214,912	(988,810)

	Six Months Ended 6/30/18		Year Ended 12/31/17
	Institutional Class	Investor Class	Institutional Class	Investor Class
Strategic Alternatives
Shares sold	1,654,313	1,721,734	30,519,947	6,233,378
Shares reinvested	—	—	196,715	35,008
Shares redeemed	(865,626)	(460,160)	(682,486)	(451,848)

Net increase (decrease)	788,687	1,261,574	30,034,176	5,816,538

7. BANK BORROWINGS

On November 22, 2017, the Funds entered into a Line of Credit Agreement with The Northern Trust Company (“Northern Trust”) which will expire November 21, 2018. The terms of the credit agreement permit the Funds to borrow cash from Northern Trust up to a limit of $50 million, collectively. Each Fund was individually, and not jointly, liable for its particular advances, if any, under the line of credit. Interest is charged to each Fund based on its borrowings at a rate equal to the greater of the Federal Funds Rate plus 1.00% or 1.50%. Each Fund also pays a facility fee equal to its pro rata share of the amount of the credit facility, based on average net assets, at a rate of 0.20% per annum.

No Funds borrowed for the six-month period ended June 30, 2018, and there were no outstanding loans at June 30, 2018.

8. FEDERAL INCOME TAXES

Each Fund’s policy is to comply with all sections of the Internal Revenue Code of 1986, as amended, that apply to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

The Funds may be subject to taxes imposed by countries in which they invest in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Gains realized by the Funds on the sale of securities in certain countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six-month period ended June 30, 2018, the International Equity Fund and Emerging Markets Equity Fund accrued non-U.S. taxes on unrealized gains of $524,864 and $430,586, respectively.

Management has analyzed the Funds’ tax positions and has concluded that no provision for income tax is required in the Funds’ financial statements except as noted above. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to new tax laws, regulations and administrative interpretations (including court decisions). Each of the Funds’ federal tax returns for the prior three fiscal years and the current year (year ended December 31, 2015 through six-month period ended June 30, 2018) remains subject to examination by the Internal Revenue Service. In regard to foreign taxes only, certain Funds have open tax years in certain foreign countries they invest in that may date back to the inception of the Funds.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, paydowns, losses deferred due to wash sales, straddles and investments in Passive Foreign Investment

Companies (“PFIC’s”). Distributions during the years ended December 31, 2017 and December 31, 2016, were characterized as follows for tax purposes:

Fund	Year	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distribution
MyDestination 2015	2017	$3,028,666	$13,344,184	$—	$16,372,850
	2016	7,649,735	8,318,224	—	15,967,959
MyDestination 2025	2017	11,998,150	30,205,364	—	42,203,514
	2016	10,993,508	16,869,102	—	27,862,610
MyDestination 2035	2017	5,085,384	19,417,604	—	24,502,988
	2016	4,122,302	13,912,093	—	18,034,395
MyDestination 2045	2017	3,506,285	17,240,457	—	20,746,742
	2016	1,987,737	11,653,279	—	13,641,016
MyDestination 2055	2017	160,109	4,857,239	—	5,017,348
	2016	739,515	1,670,318	—	2,409,833
Conservative Allocation	2017	3,900,622	4,398,229	—	8,298,851
	2016	4,576,586	4,231,114	—	8,807,700
Balanced Allocation	2017	20,890,962	18,221,162	—	39,112,124
	2016	11,827,868	35,666,753	—	47,494,621
Growth Allocation	2017	11,871,095	45,385,045	—	57,256,140
	2016	9,341,558	50,366,158	—	59,707,716
Aggressive Allocation	2017	11,165,259	60,731,715	—	71,896,974
	2016	—	76,298,646	—	76,298,646
Money Market	2017	7,316,185	—	—	7,316,185
	2016	1,053,194	—	—	1,053,194
Low-Duration Bond	2017	14,230,530	—	—	14,230,530
	2016	11,925,492	—	—	11,925,492
Medium-Duration Bond	2017	24,582,654	—	—	24,582,654
	2016	25,404,080	—	—	25,404,080
Extended-Duration Bond	2017	7,411,170	1,673,931	—	9,085,101
	2016	11,423,388	9,012,613	—	20,436,001
Global Bond	2017	17,669,726	—	—	17,669,726
	2016	17,229,950	—	—	17,229,950
Defensive Market Strategies	2017	23,370,589	28,287,458	—	51,658,047
	2016	18,729,301	21,150,145	—	39,879,446
Equity Index	2017	15,992,257	3,530,413	—	19,522,670
	2016	12,542,180	7,516,991	—	20,059,171
Value Equity	2017	30,911,640	73,574,469	—	104,486,109
	2016	25,066,889	47,288,275	—	72,355,164
Growth Equity	2017	8,392,047	162,110,126	—	170,502,173
	2016	—	52,945,569	—	52,945,569
Small Cap Equity	2017	9,173,522	30,630,414	—	39,803,936
	2016	1,372,347	5,675,655	—	7,048,002
International Equity Index	2017	4,462,915	385,690	—	4,848,605
	2016	3,270,902	—	—	3,270,902
International Equity	2017	44,466,793	84,039,499	—	128,506,292
	2016	27,198,921	8,074,428	—	35,273,349
Emerging Markets Equity	2017	4,596,687	—	—	4,596,687
	2016	5,710,316	—	—	5,710,316

Fund	Year	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distribution
Global Real Estate Securities	2017	$9,213,231	$—	$—	$9,213,231
	2016	16,886,427	633,874	—	17,520,301
Strategic Alternatives	2017	2,138,677	198,667	—	2,337,344

At December 31, 2017, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain/ (Capital Loss Carryforward)	Late Year Loss Deferrals	Net Unrealized Appreciation (Depreciation) on Investments
MyDestination 2015	$10,088,461	$2,250,299	$—	$18,341,357
MyDestination 2025	11,661,528	6,683,836	—	44,365,127
MyDestination 2035	10,696,902	340,377	—	32,765,690
MyDestination 2045	7,803,077	325,534	—	30,127,128
MyDestination 2055	1,813,374	49,630	—	8,500,194
Conservative Allocation	5,152,978	—	—	2,395,591
Balanced Allocation	27,255,194	—	—	957,119
Growth Allocation	19,660,783	—	—	3,397,212
Aggressive Allocation	15,416,633	495,570	—	13,247,759
Money Market	2,130	—	—	—
Low-Duration Bond	—	(8,008,596)	(682,378)	(1,536,442)
Medium-Duration Bond	—	(4,800,683)	(1,079,171)	5,725,663
Extended-Duration Bond	7,430	1,746,723	—	11,633,454
Global Bond	1,955,939	(4,801,020)	—	10,874,290
Defensive Market Strategies	2,389,351	10,504,378	—	112,425,914
Equity Index	494,314	1,414,025	—	346,868,550
Value Equity	3,408,099	8,298,712	—	309,189,861
Growth Equity	353,807	—	(2,758,821)	434,972,188
Small Cap Equity	2,984,500	8,453,827	—	91,813,704
International Equity Index	139,299	—	(123,740)	16,755,137
International Equity	978,569	14,204,421	—	211,842,468
Emerging Markets Equity	826,870	(700,771)	—	66,415,905
Global Real Estate Securities	4,005,323	(1,640,920)	—	(2,998,411)
Strategic Alternatives	712,636	57,368	—	(76,689)

At June 30, 2018, the aggregate cost of investments for federal income tax purposes (including securities sold short and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
MyDestination 2015	$629,064,188	$10,347,439	$22,054,919	$(11,707,480)
MyDestination 2025	1,107,693,915	32,518,319	49,968,002	(17,449,683)

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
MyDestination 2035	$662,373,913	$28,737,240	$35,057,195	$(6,319,955)
MyDestination 2045	496,934,893	28,189,488	31,123,010	(2,933,522)
MyDestination 2055	127,950,787	7,929,743	8,397,057	(467,314)
Conservative Allocation	518,934,393	(855,693)	8,076,993	(8,932,686)
Balanced Allocation	1,596,645,500	(16,970,188)	32,747,699	(49,717,887)
Growth Allocation	1,230,273,863	358,610	30,624,615	(30,266,005)
Aggressive Allocation	1,033,830,689	19,405,251	34,951,225	(15,545,974)
Money Market	1,191,496,842	—	—	—
Low-Duration Bond	980,386,387	(7,285,980)	3,550,219	(10,836,199)
Medium-Duration Bond	2,053,670,359	(21,667,204)	21,325,050	(42,992,254)
Extended-Duration Bond	234,967,269	(1,207,740)	6,736,105	(7,943,845)
Global Bond	567,762,906	(21,996,254)	15,101,131	(37,097,385)
Defensive Market Strategies	957,508,356	95,274,273	107,233,860	(11,959,587)
Equity Index	644,633,524	361,228,202	378,284,688	(17,056,486)
Value Equity	1,278,703,413	223,394,352	287,213,847	(63,819,495)
Growth Equity	1,309,852,294	524,740,068	561,958,873	(37,218,805)
Small Cap Equity	509,713,031	92,131,513	112,633,460	(20,501,947)
International Equity Index	178,476,703	8,779,374	21,127,399	(12,348,025)
International Equity	1,491,326,601	79,172,090	193,469,282	(114,297,192)
Emerging Markets Equity	438,555,770	14,353,362	38,236,935	(23,883,573)
Global Real Estate Securities	234,857,975	(4,252,007)	5,469,431	(9,721,438)
Strategic Alternatives	386,808,850	(2,459,917)	19,137,977	(21,597,894)

The differences between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the deferral of losses on straddles, gains on constructive sales and investments in PFIC’s, partnerships and other securities with book and tax cost differences.

At December 31, 2017, capital contributions, accumulated undistributed net investment income and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of PFICs, paydown losses, net operating losses, swaps, foreign currency transactions, distributions received from regulated investment companies, defaulted bonds, reclassifications of dividends paid and non-deductible expenses. The following amounts were reclassified within the capital accounts:

Fund	Paid in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments, Currency Translations and Derivative Transactions
MyDestination 2015	$—	$2,771,569	$(2,771,569)
MyDestination 2025	—	5,664,314	(5,664,314)
MyDestination 2035	—	3,127,635	(3,127,635)
MyDestination 2045	—	2,380,927	(2,380,927)
MyDestination 2055	—	582,337	(582,337)
Conservative Allocation	958,818	(892,010)	(66,808)
Balanced Allocation	—	5,607,551	(5,607,551)
Growth Allocation	—	5,545,335	(5,545,335)
Aggressive Allocation	—	7,471,539	(7,471,539)
Low-Duration Bond	—	(1,077,789)	1,077,789
Medium-Duration Bond	—	(1,469,831)	1,469,831
Extended-Duration Bond	—	(360,408)	360,408
Global Bond	(6,001,516)	(1,015,633)	7,017,149
Defensive Market Strategies	—	343,966	(343,966)
Growth Equity	—	285,674	(285,674)
Small Cap Equity	—	777,339	(777,339)
International Equity Index	—	23,187	(23,187)
International Equity	—	(562,897)	562,897
Emerging Markets Equity	—	1,259,502	(1,259,502)
Global Real Estate Securities	—	3,579,595	(3,579,595)
Strategic Alternatives	(51,937)	1,236,383	(1,184,446)

Net investment income, net realized gain (loss) on investments and net assets were not affected by these reclassifications.

9. MARKET AND CREDIT RISK

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (market risk) or due to the failure of the other party to a transaction to perform (credit and counterparty risks).

Market Risks — A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred stocks, or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Market values may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

Credit and Counterparty Risks — A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. The investment advisers minimize counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Each Fund may face potential risks associated with the United Kingdom’s vote to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. On March 29, 2017, Prime Minister Theresa May provided the European Council formal notification of the United Kingdom’s intention to withdraw from the EU pursuant to Article 50 of the Treaty of Lisbon. This formal notification begins a two-year period of negotiations about the terms of the United Kingdom’s exit from the EU. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU, which are matters to be negotiated. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of each Fund’s investments.

10. RECENT SEC RULE AMENDMENTS

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (Rule). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative instruments. The financial statements presented are in compliance with the most recent Regulation S-X amendments.

11. REGULATORY EXAMINATIONS

Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the Trust and its affiliates with securities and other laws and regulations affecting the Funds. There are currently no such matters which the Trust and its affiliates believe will be material to these financial statements.

12. LIQUIDATION

On February 9, 2018, the Inflation Protected Bond Fund was liquidated in accordance with the Plan of Liquidation and Termination approved by the Board of Trustees on November 9, 2017.

13. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date that the financial statements were available to be issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

FUND MANAGEMENT (Unaudited)

Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling 1-888-GS-FUNDS(1-888-473-8637).

Name, (DOB), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past 5 Years

INDEPENDENT TRUSTEES
William Craig George (1958) 5005 Lyndon B. Johnson Freeway, Suite 2200 Dallas, TX 75244-6152 Trustee	Since 2004	Senior Credit Officer, First National Bank of PA, 2014 – present; Chief Credit Officer, CapStone Bank, 2011 – 2014.	24	None

Barry D. Hartis (1945) 5005 Lyndon B. Johnson Freeway, Suite 2200 Dallas, TX 75244-6152 Trustee	Since 2014	Certified Public Accountant, 1987 – present.	24	GuideStone Financial Resources – Board of Trustees Member, 2004 – 2012; GuideStone Funds – Board of Trustees, Interested Trustee, 2005 – 2012.

Grady R. Hazel (1947) 5005 Lyndon B. Johnson Freeway, Suite 2200 Dallas, TX 75244-6152 Trustee	Since 2011	Chief Financial Officer – The Dunham School, 2016 – present; Certified Public Accountant, 2015 – present; G400 Relations Manager, American Institute of Certified Public Accountants, 2012 – 2015; Executive Director, Society of Louisiana CPAs, 1995 – 2012.	24	Neighbors Federal Credit Union – Vice Chairman of the Board; Stonetrust Commercial Insurance Company – Board of Directors Member and Chairman of Audit Committee; State Board of Certified Public Accountants of Louisiana – Board Member.

Christopher W. Kersey, MD, MBA (1969) 5005 Lyndon B. Johnson Freeway, Suite 2200 Dallas, TX 75244-6152 Trustee	Since 2017	Founding Managing Partner, Havencrest Healthcare Capital Partners, 2016 – present; Managing Member and Partner, Camden Partners Holdings, LLC – Registered Investment Adviser, 2008 – 2016.	24	Essence Group Holdings Corporation – Board of Directors Member, 2011 – 2017; IPG – Board of Directors Member, 2013 – 2016; Metabolon – Board of Directors Member, 2013 – 2016; Paragon Bioservices – Board of Directors Member 2013 – 2016; PatientSafe Solutions – Board of Directors Member 2010 – 2017; Johns Hopkins Medicine International – Chairman of the Board, 2011 – present; John Hopkins Medicine – Board of Trustees Member, 2010 – present; The John Hopkins Hospital – Board of Trustees Member, 2010 – present; The John Hopkins Hospital Endowment Fund – Board of Directors Member, 2010 – present; The John Hopkins Carey Business School – Member of the Health Care Advisory Board of Directors, 2012 – present.

Joseph A. Mack (1939) 5005 Lyndon B. Johnson Freeway, Suite 2200 Dallas, TX 75244-6152 Trustee	Since 2002	Independent Consultant, 2010 – present; Director of Public Policy, North Greenville University, 2011 – 2016; Contractor, Interim Director of Public Policy, South Carolina Baptist Convention, 2017; Contractor, South Carolina Citizens for Life, 2014 – present.	24	None

Franklin R. Morgan (1943) 5005 Lyndon B. Johnson Freeway, Suite 2200 Dallas, TX 75244-6152 Trustee	Since 2005	Retired – Senior Vice President, Director of International Administration, Prudential Securities, Inc., 1960 – 2003.	24	None

Kyle L. Tucker (1981) 5005 Lyndon B. Johnson Freeway, Suite 2200 Dallas, TX 75244-6152 Trustee	Since 2013	Vice President and Financial Advisor – CAPTRUST Financial Advisors, 2006 – Present.	24	Fellowship of Christian Athletes (NC) Triangle Board, 2012 – 2015; NC Values Coalition Board, 2015 – present; Institute for Faith and Family, 2015 – present; College Golf Fellowship, 2012 – present.

FUND MANAGEMENT (Continued)

Name, (DOB), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past 5 Years

INTERESTED TRUSTEES[2]
Randall T. Hahn, D.Min. (1965) 5005 Lyndon B. Johnson Freeway, Suite 2200 Dallas, TX 75244-6152 Trustee	Since 2018	Senior Pastor, The Heights Baptist Church, 2002 – present.	24	GuideStone Financial Resources – Board of Trustees Member, June 2015 – present.

John R. Morris (1938) 5005 Lyndon B. Johnson Freeway, Suite 2200 Dallas, TX 75244-6152 Trustee	Since 2017	Vice-President and Broker-in-Charge, Hound Ears Club, Inc., 2010 – 2018.	24	GuideStone Financial Resources – Chairman, June 2018-Present; GuideStone Financial Resources – Board of Trustees Member, June 2012 – present; GuideStone Capital Management, LLC, Board of Directors Member, May 2014 – present; GuideStone Investment Services, Board of Directors Member, July 2012 – present; GuideStone Resource Management, Inc., Board of Directors Member, May 2014 – present.

OFFICERS WHO ARE NOT TRUSTEES[3]

Ron W. Bass (1966) 5005 Lyndon B. Johnson Freeway, Suite 2200 Dallas, TX 75244-6152 Chief Compliance Officer and AML Officer	Since 2009	Director of Asset Management Compliance, GuideStone Financial Resources, June 2009 – present.	N/A	N/A

Melanie Childers (1971) 5005 Lyndon B. Johnson Freeway, Suite 2200 Dallas, TX 75244-6152 Vice President – Fund Operations	Since 2014	Managing Director, Fund Operations, GuideStone Financial Resources, 2014 – present; Director, Funds Administration and Operations, GuideStone Financial Resources, 2009 – 2014.	N/A	N/A

John R. Jones (1953) 5005 Lyndon B. Johnson Freeway, Suite 2200 Dallas, TX 75244-6152 President	Since 2000	Executive Vice President and Chief Operating Officer, GuideStone Financial Resources, 1997 – present.	N/A	N/A

Patrick Pattison (1974) 5005 Lyndon B. Johnson Freeway, Suite 2200 Dallas, TX 75244-6152 Vice President and Treasurer	Since 2008	Chief Accounting Officer, GuideStone Financial Resources, 2015 – present; Director of Financial Reporting & Process Review, GuideStone Financial Resources, 2008 – 2015.	N/A	N/A

Matt L. Peden (1967) 5005 Lyndon B. Johnson Freeway, Suite 2200 Dallas, TX 75244-6152 Vice President and Investment Officer	Since 2001	Vice President and Chief Investment Officer, GuideStone Financial Resources, 2015 – present; Director of Portfolio Management, GuideStone Financial Resources, 2010 – 2015.	N/A	N/A

Matthew A. Wolfe (1982) 5005 Lyndon B. Johnson Freeway, Suite 2200 Dallas, TX 75244-6152 Chief Legal Officer and Secretary	Since 2017	Associate Counsel – Investment and Corporate Services, GuideStone Financial Resources, 2015 – present; Vice President and Assistant General Counsel, Goldman Sachs & Co., 2012 – 2015.	N/A	N/A

Erin Wynne (1981) 5005 Lyndon B. Johnson Freeway, Suite 2200 Dallas, TX 75244-6152 Financial Officer	Since 2016	Director, Financial Reporting & Analysis, GuideStone Financial Resources, 2015 – present; Manager, Financial Reporting & Analysis, GuideStone Financial Resources, 2010 – 2015.	N/A	N/A

FUND MANAGEMENT (Continued)

[1]

Each Independent Trustee serves until his or her resignation, removal or mandatory retirement. Each Interested Trustee serves until his or her resignation, removal or mandatory retirement or until he or she ceases to be a member of the Board of Trustees of GuideStone Financial Resources. All Trustees must retire at the end of the calendar year in which they attain the age of 80 or after achieving 10 years of service, whichever occurs last. Officers serve at the pleasure of the Board of Trustees.

[2]	Dr. Hahn and Mr. Morris are Interested Trustees of the Trust due to their positions on the Board of Trustees of GuideStone Financial Resources.
[3]	The officers of the Trust may be deemed to be affiliates of the Adviser due to their positions with the Adviser and/or GuideStone Financial Resources.

PROXY VOTING

A description of the policies and procedures that GuideStone Funds uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how GuideStone Funds voted proxies during the most recent 12-month period ended June 30 is available without charge by calling 1-888-GS-FUNDS (1-888-473-8637), by visiting our website at GuideStoneFunds.com or by visiting the SEC’s website at http://www.sec.gov.

FORM N-MFP

Beginning December 2009, the GuideStone Money Market Fund began filing Form N-MFP with the SEC. Form N-MFP is filed on a monthly basis by money market mutual funds and includes detailed information about a money market fund’s investments and the market-based price of its portfolio known as its “shadow NAV” or mark-to-market valuation. The portfolio holdings information is posted on our website, GuideStoneFunds.com within five business days after the end of the month. Form N-MFP is made available online with a 60-day delay at http://www.sec.gov.

QUARTERLY SCHEDULES OF INVESTMENTS

In addition to the semi-annual and annual reports that GuideStone Funds delivers to shareholders and makes available through its website, GuideStone Funds files a complete schedule of portfolio holdings with the SEC for each Fund’s first and third fiscal quarters on Form N-Q. GuideStone Funds does not deliver the schedule for the first and third fiscal quarters to shareholders; however, the schedule is posted to our website, GuideStoneFunds.com. You may also obtain the Form N-Q filings by accessing the SEC’s website at http://www.sec.gov or copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) 732- 0330. You can also request copies of this information, upon payment of a fee for duplication, at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

BOARD REVIEW OF NEW SUB-ADVISORY AGREEMENTS FOR THE EMERGING MARKETS EQUITY FUND (Unaudited)

As required by the Investment Company Act of 1940, as amended (the “1940 Act”), the Board of Trustees (the “Board”) of GuideStone Funds (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as the term “interested person” is defined in Section 2(a)(19) of the 1940 Act, considered the approval of two new sub-advisory agreements (the “New Sub-Advisory Agreements”) among GuideStone Capital Management, LLC (the “Adviser”), the Trust and respectively: (i) Wellington Management Company LLP (“Wellington”) and (ii) Goldman Sachs Asset Management, L.P. (“GSAM,” and together with Wellington, the “New Sub-Advisers”) on behalf of the Emerging Markets Equity Fund (the “EME Fund”). The Board approved the New Sub-Advisory Agreements at an in-person meeting of the Board held on May 21-22, 2018 (the “May Meeting”).

The Board’s decision to approve the New Sub-Advisory Agreements reflects the exercise of the Board’s business judgement and the Board’s consideration of its fiduciary duties to the EME Fund and its shareholders. Prior to approving the New Sub-Advisory Agreements, the Board requested and received information from the Adviser and the New Sub-Advisers, and considered such information with the assistance and advice of independent legal counsel to the Independent Trustees and counsel to the Trust.

The Board’s consideration of various factors, and its conclusions with respect to such factors, formed the basis for the Board’s determination to approve the New Sub-Advisory Agreements. The factors considered by the Board included, but were not limited to: (i) the personnel resources of each New Sub-Adviser; (ii) the experience and expertise of each New Sub-Adviser; (iii) the financial capabilities and financial resources of each New Sub-Adviser; (iv) the compliance program and compliance history of each New Sub-Adviser; (v) the past performance of each New Sub-Adviser’s proposed investment strategy for the EME Fund in comparison to relevant benchmarks, and a composite of the New Sub-Adviser’s other clients; (vi) the amount of the contractual sub-advisory fee proposed to be paid to each New Sub-Adviser in comparison to available fee information for the New Sub-Adviser’s other clients; (vii) the expected profitability of each New Sub-Adviser with respect to the EME Fund and its overall business; (viii) the extent of any economies of scale and whether the fee structure for each New Sub-Adviser reflects such economies of scale; (ix) the existence of any collateral benefits realized by each New Sub-Adviser, such as affiliate brokerage arrangements or the use of soft dollars; and (xi) any collateral benefits that may be realized by the EME Fund. With respect to each New Sub-Advisory Agreement, the Board also evaluated whether the approval of the New Sub-Advisory Agreement was in the best interest of the EME Fund and its respective shareholders. No one factor was determinative in the Board’s consideration of the New Sub-Advisory Agreements, and each Trustee may have attributed different weights to the factors considered.

The Board undertook a review of the terms of the New Sub-Advisory Agreements, as well as the nature, extent and quality of the services to be provided by the New Sub-Advisers under the New Sub-Advisory Agreements and the proposed fees in exchange for such services. The Adviser provided the Board with information in the form of reports about the New Sub-Advisers prior to and during the May Meeting, which addressed the factors listed previously. During the May Meeting, the Adviser also gave a presentation to the Board during which the Adviser provided additional information about the New Sub-Advisers, discussed the comprehensive review process used by the Adviser to recommend the New Sub-Advisers as new sub-advisers to the EME Fund and responded to questions from the Board.

The Independent Trustees met separately in executive session with independent legal counsel to discuss and consider the information presented in connection with the approval of the New Sub-Advisory Agreements, as well as the Board’s responsibilities and duties in approving the agreements.

BOARD APPROVAL OF NEW SUB-ADVISORY AGREEMENTS FOR THE EMERGING MARKETS EQUITY FUND

In considering the approval of the New Sub-Advisory Agreements for the EME Fund, the Board took into account the materials provided prior to and during the May Meeting, the presentations made during the May Meeting and the extensive discussions during the May Meeting, including the discussion the Independent Trustees had during their executive session with independent legal counsel. The Board also took into account the Investment Management Committee’s (the “Committee”) review of information related to the New Sub-Advisory Agreements and recommendations made by the Committee. The Board considered its responsibilities with respect to reviewing and approving the terms of the New Sub-Advisory Agreements, the investment management team at the New Sub-Advisers, the reasonableness of the New Sub-Advisers’ respective sub-advisory fees and whether the appointment of the New Sub-Advisers would be reasonable and fair to the EME Fund and its respective shareholders. The Board reviewed the factors that it should consider in evaluating whether to approve the New Sub-Advisory Agreements and the materials provided to support each factor.

In making its determination to approve the selection of the New Sub-Advisers, the Board, including the Independent Trustees advised by independent legal counsel, considered a number of factors. Such factors included the nature, extent and quality of the services to be provided by the New Sub-Advisers to the EME Fund; composite historical performance information for the Wellington Emerging Markets Equity Strategy (“Wellington Strategy”) and the GSAM Global Emerging Markets Equity Strategy (“GSAM Strategy”), the investment strategies to be utilized by Wellington and GSAM, respectively, on behalf of the EME Fund; the fees to be charged by each New Sub-Adviser to the EME Fund and to other clients that utilize similar emerging markets equity strategies; and information regarding each New Sub-Adviser’s ownership structure, investment management experience, personnel, clients, assets under management (“AUM”) or assets under supervision (“AUS”), legal and regulatory history, compliance policies and procedures, brokerage and soft dollar practices and investment philosophies and processes. The Board also reviewed presentations by the Adviser regarding the comprehensive review process that the Adviser used to recommend the New Sub-Advisers. The Board received and considered information about the potential of the New Sub-Advisers to contribute economies of scale as the EME Fund grows in size. The Board considered that the Adviser had been able to negotiate fees that were favorable compared to each New Sub-Adviser’s respective stated fee schedule. In addition, the Board noted that each New Sub-Adviser’s fee schedule included breakpoints that would reduce the sub-advisory fees charged if specified asset levels are reached in the future.

The Board also took into account the reputation and financial condition of each New Sub-Adviser. With respect to each New Sub-Adviser, the Board noted the experience of key personnel who would be providing investment management services to the EME Fund, the systems and resources used by such persons to implement and manage each applicable strategy and the ability of the New Sub-Adviser to attract and retain capable personnel. The Board also noted the terms of the New Sub-Advisory Agreements and the responsibilities that the New Sub-Advisers would have to the EME Fund, including the responsibility of day-to-day management and compliance with the EME Fund’s investment objective and policies and compliance with the Trust’s socially responsible investment restrictions. Because the engagement of each New Sub-Adviser with respect to the EME Fund was new, there was no relevant historical profitability information of the EME Fund for the Board to assess.

The Board noted that GSAM provided an estimate of profitability for providing its services to the EME Fund, which was based on an incremental cost approach. The Board noted that Wellington did not provide an estimate of profitability because it does not maintain financial records in a manner that isolates the profitability of a particular investment service or specific client. The Board considered the Adviser’s assessment of each New Sub-Adviser’s financial condition. The Board also noted that the Adviser, after reviewing certain financial information provided by the New Sub-Advisers, believed that each New Sub-Adviser was financially sound.

The Board considered the fees to be paid to each New Sub-Adviser under the New Sub-Advisory Agreements, as well as the overall fee structures under the New Sub-Advisory Agreements, in light of the nature, extent and quality of the services to be provided. The Board noted that the EME Fund’s overall management and advisory fees would decrease as a result of the appointment of the New Sub-Advisers. The Board also noted that the EME Fund, and not the Adviser, would pay sub-advisory fees to the New Sub-Advisers directly. The Board considered that the EME Fund is subject to an expense limitation arrangement, for both its Institutional Class and Investor Class, whereby the Adviser is obligated to waive or reimburse certain expenses of each class of the EME Fund in order to limit the respective total expense ratio of the class. Accordingly, the Board took into account that the reduction in the EME Fund’s overall management and advisory fee could decrease the dollar amount of the expenses ultimately covered by the expense cap and that such a reduction would inure to the benefit of the Adviser. The Board noted the Adviser’s representation that any such decrease would be anticipated to have a positive, but not material, impact on the Adviser’s profitability.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by each New Sub-Adviser and its respective affiliates as a result of its arrangement with the EME Fund. The Board concluded that any potential benefits to be derived by the New Sub-Advisers included potential access to additional research resources, larger AUM or AUS and reputational benefits, which were consistent with those generally derived by sub-advisers to mutual funds.

The Board also considered the qualifications, experience and capabilities of the Wellington investment professionals who will have primary portfolio management responsibilities for the EME Fund. The Board noted that Wellington is structured as a partnership with lineage dating back to 1928, and that Wellington currently has, along with its investment advisory affiliates, investment management authority of approximately $1 trillion in client assets as of March 31, 2018. The Board considered that Wellington serves as a sub-adviser for more than half of the assets in which it, including its investment advisory affiliates, has investment management authority. The Board further considered the qualifications, experience and capabilities of the GSAM investment professionals who will have primary portfolio management responsibilities for the EME Fund. The Board also noted that GSAM is a wholly owned subsidiary of The Goldman Sachs Group, Inc. (“Goldman Sachs”) and would benefit from certain resources of the Goldman Sachs organization.

The Board considered that the Adviser intends to allocate approximately 30% of the EME Fund’s assets to the Wellington Strategy, and approximately 17% of the EME Fund’s assets to the GSAM Strategy. The Board noted the Adviser’s determination that each of the New Sub-Advisers’ strategies would complement the other strategies currently utilized in the EME Fund. The Board considered the Adviser’s determination that the addition of the New Sub-Advisers improves the risk profile of the EME Fund and would further diversify its sources of returns, all in a manner consistent with the risk and return objectives of the EME Fund.

While noting that past performance does not indicate future results, the Board considered the Wellington Strategy’s and GSAM Strategy’s composite performance histories versus the applicable benchmark index, the MSCI Emerging Markets Index. With respect to Wellington, the Board observed that the composite performance of the Wellington Strategy, gross of fees for the periods ended March 31, 2018, versus the benchmark, had been favorable over historical time periods (evaluated since March 31, 1994). The Board noted that the Wellington Strategy had outperformed the benchmark index over the one-, three-, five- and seven-year annualized periods ended March 31, 2018. With respect to the GSAM Strategy, the Board observed that the composite performance of the GSAM Strategy, gross of fees for the periods ended March 31, 2018, versus the benchmark, had been favorable over historical time periods (evaluated since July 1, 2013). The Board noted that the GSAM Strategy had outperformed its benchmark index over the one- and three-year annualized periods ended March 31, 2018.

The Board noted that the Adviser planned to engage a transition manager to re-allocate separate portions of the EME Fund’s assets to the New Sub-Advisers. The Board reviewed the Adviser’s estimate of the costs of the transition of assets and estimated the time that it would take the EME Fund to recover such costs. In connection with a discussion of costs, the Adviser noted that the transition would entail the sale and purchase of emerging markets equities and, therefore, may entail higher transaction costs than equity securities in other markets.

Based on all of the information provided to the Board and its consideration of relevant factors, the Board determined that each New Sub-Adviser would provide investment management services that are appropriate in scope and that the fees paid to such New Sub-Adviser by the EME Fund under the applicable New Sub-Advisory Agreement were fair and reasonable in light of the nature, extent and quality of services to be provided. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors deliberated upon, among others.

INVESTMENT SUB-ADVISERS (Assets under management as of June 30, 2018) (Unaudited)

GuideStone Funds employs a broad array of proven investment managers for the benefit of their investors. Each manager is distinctive in its investment management process and business approach.

Fund	Sub-Adviser	Firm Established	Total Assets Managed
Money Market	BlackRock Advisors, LLC	1994	$6.3Tr
Low-Duration Bond	BlackRock Financial Management, Inc.	1988	$6.3Tr
	Pacific Investment Management Company LLC	1971	$1.7Tr
	Payden & Rygel	1983	$112.2B
Medium-Duration Bond	Goldman Sachs Asset Management, L.P.	1984	$1.3Tr
	Pacific Investment Management Company LLC	1971	$1.7Tr
	Western Asset Management Company and
	Western Asset Management Company Limited	1971	$420.0B
Extended-Duration Bond	Loomis, Sayles & Company, L.P.	1926	$264.4B
	Schroder Investment Management North America Inc.	1804	$111.2B
Global Bond	Loomis, Sayles & Company, L.P.	1926	$264.4B
	Western Asset Management Company and
	Western Asset Management Company Limited	1971	$420.0B
Defensive Market Strategies	American Century Investment Management, Inc.	1958	$169.4B
	AQR Capital Management, LLC	1998	$225.8B
	Parametric Portfolio Associates LLC	1992	$231.5B
	Shenkman Capital Management, Inc.	1985	$24.5B
Equity Index	Legal & General Investment Management America, Inc.	2006	$175.3B
Value Equity	AJO, LP	1984	$24.2B
	Barrow, Hanley, Mewhinney & Strauss, LLC	1979	$84.9B
	Legal & General Investment Management America, Inc.	2006	$175.3B
	TCW Investment Management Company LLC	1971	$198.3B
Growth Equity	Brown Advisory, LLC	1993	$34.3B
	ClearBridge Investments, LLC	2005	$140.2B
	Loomis, Sayles & Company, L.P.	1926	$264.4B
	Sands Capital Management, LLC	1992	$43.4B
Small Cap Equity	AJO, LP	1984	$24.2B
	RBC Global Asset Management (U.S.) Inc.	1983	$34.2B
	TimesSquare Capital Management, LLC	2000	$18.1B
International Equity Index	Legal & General Investment Management America, Inc.	2006	$175.3B
International Equity	AQR Capital Management, LLC	1998	$225.8B
	Baillie Gifford Overseas Limited	1983	$254.7B
	Harris Associates L.P.	1976	$139.5B
	MFS Institutional Advisors, Inc.	1970	$473.1B
	Mondrian Investment Partners Ltd.	1990	$55.8B
Emerging Markets Equity	AQR Capital Management, LLC	1998	$225.8B
	Goldman Sachs Asset Management, L.P.	1984	$1.3Tr
	Wellington Management Company LLP	1928	$1.1Tr

Fund	Sub-Adviser	Firm Established	Total Assets Managed
Global Real Estate Securities	Heitman Real Estate Securities, LLC,
	Heitman International Real Estate Securities GmbH and
	Heitman International Real Estate Securities HK Limited	1989	$41.5B
	RREEF America L.L.C.,
	Deutsche Investments Australia Limited and
	Deutsche Alternative Asset Management (Global) Limited	1975	$60.6B
Strategic Alternatives	Allianz Global Investors U.S. LLC	1895	$116.0B
	Goldman Sachs Asset Management, L.P.	1984	$1.3Tr
	Neuberger Berman Investment Advisers LLC	2002	$304.5B
	Parametric Portfolio Associates LLC	1992	$231.5B
	Perella Weinberg Partners Capital Management LP	2006	$13.6B1
Custodian for GuideStone Funds Assets	The Northern Trust Company	1889	$8.1Tr
Cash Overlay for Target Date,Asset Allocation,
Fixed Income, Equity and Real Return Funds	Parametric Portfolio Associates LLC	1992	$231.5B

(1)	Assets as of March 1, 2018

5005 LBJ Freeway, Ste. 2200, Dallas, TX 75244-6152 1-888-GS-FUNDS • GuideStoneFunds.com	Funds distributed by Foreside Funds Distributors LLC 400 Berwyn Park, 899 Cassatt Road, Suite 110, Berwyn, PA 19312

242691 07/18 2239

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item

407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s first fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GuideStone Funds

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President (Principal Executive Officer)

Date	September 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President (Principal Executive Officer)

Date	September 4, 2018

By (Signature and Title)*	/s/ Patrick Pattison
Patrick Pattison, Vice President and Treasurer (Principal Financial Officer)

Date	September 4, 2018

*	Print the name and title of each signing officer under his or her signature.